UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07803

Name of Registrant:	Vanguard Scottsdale Funds

Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code:	(610) 669-1000

Date of fiscal year end: August 31
Date of reporting period: September 1, 2014 – February 28, 2015

Item 1: Reports to Shareholders

Semiannual Report | February 28, 2015

Vanguard Explorer Value™ Fund

The mission continues

On May 1, 1975, Vanguard began operations, a fledgling company based on the simple but revolutionary idea that a mutual fund company should be managed solely in the interest of its investors.

Four decades later, that revolutionary spirit continues to animate the enterprise. Vanguard remains on a mission to give investors the best chance of investment success.

As we mark our 40th anniversary, we thank you for entrusting your assets to Vanguard and giving us the opportunity to help you reach your financial goals in the decades to come.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisors’ Report.	7
Fund Profile.	11
Performance Summary.	12
Financial Statements.	13
About Your Fund’s Expenses.	24
Trustees Approve Advisory Arrangements.	26
Glossary.	28

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Since our founding, Vanguard has drawn inspiration from the enterprise and valor demonstrated by British naval hero Horatio Nelson and his command at the Battle of the Nile in 1798. The photograph displays a replica of a merchant ship from the same era as Nelson’s flagship, the HMS Vanguard.

Your Fund’s Total Returns

Six Months Ended February 28, 2015
Total
Returns
Vanguard Explorer Value Fund	2.83%
Russell 2500 Value Index	1.87
Small-Cap Value Funds Average	1.10
Small-Cap Value Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Your Fund’s Performance at a Glance
August 31, 2014, Through February 28, 2015
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Explorer Value Fund	$32.97	$31.94	$0.272	$1.583

1

Chairman’s Letter

Dear Shareholder,

Value stocks generally lagged their growth counterparts during the six months ended February 28, 2015. And among the weakest performers were small- and mid-capitalization value stocks—the very categories that Vanguard Explorer Value Fund specializes in.

Nonetheless, the Explorer Value Fund managed to deliver a modest advance that outpaced its comparative standards. For the six months, the fund returned 2.83%, exceeding the 1.10% average return of small-cap value funds and the 1.87% return of the benchmark Russell 2500 Value Index. The fund benefited from the strong performance of its technology holdings, which helped offset the markedly negative returns from energy stocks.

In case you missed it, we announced on January 23 that the Explorer Value Fund has been opened to more investors. The fund had previously been limited to individual investors and certain institutional investors. However, after analysis of the fund’s current size and level of cash flow, the fund’s board of trustees determined that access could be broadened to financial advisor clients and all institutional investors.

A surge in February powered U.S. stocks’ six-month results
U.S. stocks performed solidly but unevenly over the half year. Despite declines in two of those months and flat returns in another, the broad U.S. stock market ended the period up about 6%.

2

The overall return was powered by a robust advance in February, when the broad market recorded its largest monthly gain since October 2011. Investors were cheered by stabilization in oil prices and guidance from the Federal Reserve that it wouldn’t raise interest rates prematurely.

International stocks ended in the opposite direction, returning about –3% in dollar terms. The dollar’s strength against many foreign currencies, along with various geopolitical issues, restrained results. Stocks in emerging markets and the developed markets of the Pacific region and Europe backtracked, with emerging markets faring the worst. In local currency terms, though, international stocks rose.

Bonds notched positive results despite early and late retreats
The broad U.S. taxable bond market returned 2.25%, although bond prices declined over the period’s first and final months. When the stock market turned volatile, investors favored the relative safety offered by bonds, which also benefited from various global stimulus programs.

Bond prices then fell in February as the Fed suggested that a midyear interest rate increase was an option if the economy continued to perform well. The yield of the 10-year Treasury note ended February at 2.03%, down from 2.34% six months earlier. (Bond prices and yields move in opposite directions.)

Market Barometer

			Total Returns
		Periods Ended February 28, 2015
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	6.00%	14.88%	16.39%
Russell 2000 Index (Small-caps)	5.70	5.63	15.97
Russell 3000 Index (Broad U.S. market)	5.98	14.12	16.36
FTSE All-World ex US Index (International)	-3.34	1.69	6.94

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	2.25%	5.05%	4.29%
Barclays Municipal Bond Index (Broad tax-exempt market)	2.21	6.49	5.00
Citigroup Three-Month U.S. Treasury Bill Index	0.00	0.03	0.06

CPI
Consumer Price Index	-1.32%	-0.03%	1.61%

3

Municipal bonds, which returned 2.21%, lost some steam toward the end of the period amid increased bond issuance and the prospect of higher interest rates.

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned –9.54%, weighed down by the weakness of foreign currencies relative to the dollar. International bonds hedged to eliminate the effect of currency exchange rates produced positive returns.

Money market funds and savings accounts provided scant returns as the Fed’s target for short-term rates remained at 0%–0.25%.

Explorer Value Fund held its own in a market that favored growth
As I mentioned earlier, the period was notable for the outperformance of growth stocks. Biotechnology and technology shares, traditional growth-style investments, were generally in favor, and this contributed to the performance disparity.

Value stocks, as you’ll recall, tend to trade at prices that are relatively low in relation to the earnings or book value of the underlying companies, while growth stocks typically have higher valuations because of a company’s earnings and revenue potential.

Expense Ratios
Your Fund Compared With Its Peer Group
		Peer Group
	Fund	Average
Explorer Value Fund	0.66%	1.35%

The fund expense ratio shown is from the prospectus dated December 23, 2014, and represents estimated costs for the current fiscal year. For the six months ended February 28, 2015, the fund’s annualized expense ratio was 0.55%. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2014.

Peer group: Small-Cap Value Funds.

4

I point out the performance difference between growth and value stocks because it affected your fund’s results for the six months. But the pattern that prevailed for the period is sure to be transitory. Experienced investors know that the various categories of equity investments take turns leading the market. One period it might be large-cap growth at the forefront, the next it might be small-cap value.

These unpredictable shifts are one of the reasons that Vanguard believes broad diversification is the wisest choice for most investors. With that in mind, the Explorer Value Fund may be considered as a component of a well-diversified, long-term portfolio.

Given the dominance of growth-style investments over the six months, it’s not surprising that the Explorer Value Fund had success with its technology investments.

High-tech has historically been the primary domain of growth investors, but as the industry has matured, value investors have been able to find what they consider to be bargains.

The fund had, on average, roughly a fifth of its assets in technology stocks during the period, more than double the sector’s weighting in the benchmark index. And while the benchmark’s tech shares advanced only modestly, the fund’s tech holdings climbed about 11%. The fund’s advisors notched particularly strong returns with their selections in the volatile semiconductor industry, which benefited from signs of gathering strength in the U.S. economy.

Financial stocks, which accounted for more than a third of the fund’s assets during the period, also got a lift from the improving domestic economic situation, helping to boost the fund’s performance. At the

A note on expense ratios

The Expense Ratios table in each shareholder report’s Chairman’s Letter displays fund expense ratios from the most recent prospectus. These figures include the funds’ actual operating expenses. For some funds, the figures also include “acquired fund fees and expenses,”
which result from the funds’ holdings in business development companies (BDCs).

Although the Securities and Exchange Commission requires that BDC costs be included in a fund’s expense ratio, these fees are not incurred by the fund. They have no impact on a fund’s total return or on its tracking error relative to an index. A footnote to the Expense Ratio entry in the Fund Profile reports the fund’s actual expenses for the period, a more relevant tally of operating costs incurred by shareholders.

5

other end of the spectrum, the fund, like its benchmark, had markedly negative returns from its energy stocks, which plummeted along with the price of oil. The damage was minimized, however, because energy stocks accounted for only about 4% of fund assets, on average, during the six months.

For more about the advisors’ strategies and the fund’s positioning during the six months, see the Advisors’ Report that follows this letter.

To build for the long term, start with a solid foundation
As the leader of a major investment firm, I get asked a lot of questions on all kinds of topics, from the outlook for global markets to the best fund choices for an IRA. But a topic that almost never comes up—and one that I consider perhaps the most important—is setting investment goals.

At Vanguard, we believe that following four timeless, straightforward principles can help put you on the right track toward investment success:

• Goals. Create clear, appropriate investment goals.

• Balance. Develop a suitable asset allocation using broadly diversified funds.

• Cost. Minimize cost.

• Discipline. Maintain perspective and long-term discipline.

All four are essential, and the order in which they’re listed is intentional. Every good investment plan begins with a clearly defined goal, which sets the foundation for building your portfolio. (You can read more in Vanguard’s Principles for Investing Success, available at vanguard.com/ research.)

Setting an investment goal doesn’t have to be complicated. A goal can be as simple as saving for retirement or for a child’s college education. Being realistic about your goals—and how to meet them—can help you stick with your investment plan even when times get tough.

In many parts of the United States, it’s been an especially bitter and challenging winter, but spring is now upon us. The change of seasons can be an occasion for some financial spring cleaning. Consider taking time now to revisit your investment plan, ensuring that your objectives are clear, and making any necessary adjustments to help you reach your long-term financial goals.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
March 12, 2015

6

Advisors’ Report

For the half year ended February 28, 2015, Vanguard Explorer Value Fund returned 2.83%. Your fund is managed by three independent advisors, a strategy that enhances the fund’s diversification by providing exposure to distinct, yet complementary, investment approaches. It is not uncommon for different advisors to have different views about individual securities or the broader investment environment.

The advisors, the amount and percentage of fund assets each manages, and brief descriptions of their investment strategies are presented in the table below. The advisors have also prepared a discussion of the investment environment that existed during the half year and of how their portfolio positioning reflects this assessment. (Please note that the Frontier and Sterling discussions refer to industry sectors as defined by Russell classifications, rather than by the Global Industry Classification Standard used elsewhere in this report.) These comments were prepared on March 18, 2015.

Cardinal Capital Management, L.L.C.

Portfolio Managers:

Eugene Fox III, Managing Partner

Robert B. Kirkpatrick, CFA,
Managing Partner

Rachel D. Matthews, Partner

During the six-month period, domestic economic data were upbeat and the unemployment rate fell, but with the labor participation rate low, wage growth

Vanguard Explorer Value Fund Investment Advisors

	Fund Assets Managed
Investment Advisor	%	$ Million	Investment Strategy
Cardinal Capital Management,	33	103	The advisor seeks stocks that are able to generate
L.L.C.			excess cash flow and reinvest the cash to increase
			shareholder value.
Sterling Capital Management LLC	32	101	The advisor searches for stocks of quality companies
			selling at large discounts compared with their
			underlying value. It defines quality stocks as those that
			generate considerable cash flow, reinvest in
			opportunities with attractive returns, and have a
			competitive advantage within their business sector.
Frontier Capital Management Co.,	32	100	The advisor selects stocks by identifying companies it
LLC			believes are underpriced relative to their long-term
			value. These companies are generally inexpensive and
			have low price-to-book and price-to-earnings ratios.
Cash Investments	3	7	These short-term reserves are invested by Vanguard in
			equity index products to simulate investment in stocks.
			Each advisor may also maintain a modest cash
			position.

7

remained tepid. Weak international economies have dampened U.S. growth, as has the strong dollar, yet the Federal Reserve has been able to pull back from quantitative easing with no impact on long-term interest rates.

Within our portion of the fund, stock selection in the information technology sector was the primary driver of strong relative performance; notable stock selection within the consumer discretionary and energy sectors also helped. Shares of Skyworks Solutions, a semiconductor manufacturer focused on RF (radio frequency) components, rose sharply as the company benefited from broad-based demand drivers, including content gains at multiple smartphone OEMs (original equipment manufacturers), the LTE ramp in China, and the 3G upgrade cycle in emerging markets. The stock of InterDigital also appreciated significantly, as the wireless technology licensor benefited from the iPhone 6 launch.

Mitigating strong relative performance was stock selection in financials, and an underweighting of the sector. Shares of Howard Hughes Corp., a real estate developer, fell amid concerns related to the impact of lower oil prices on the value of its Woodlands asset outside Houston. Although the Woodlands development represents only a quarter of the company’s net asset value, investors took profits after the strong run the stock has had over the last few years. We continue to like the stock as the pace of the company’s development activity remains strong.

Looking forward, we expect U.S. economic growth to remain moderate, inflation benign, oil prices low, and the dollar strong. The pace of GDP growth should pick up as consumers become more confident about job growth and lower gas prices. While the Federal Reserve may raise interest rates in 2015, any increase may be delayed because of slow global growth and subdued inflation. Although oil prices have fallen quickly and precipitously, we expect them to remain depressed. The decision by OPEC to maintain market share at the expense of price has complicated the economic picture and is creating significant dislocations and volatility. The strength of the dollar, although positive for inflation, hurts U.S. corporate profits for multinational companies. Smaller-cap companies, however, are not affected as much. Despite these headwinds, our outlook for the domestic equity market remains cautiously optimistic, as valuations are in line with historical averages on an absolute basis.

Sterling Capital Management LLC

Portfolio Managers:

Eduardo A. Brea, CFA,
Managing Director

Timothy P. Beyer, CFA,
Managing Director

For the six months ended February 28, 2015, the financial sector was our strongest contributor to returns, almost exclusively because of stock selection. Amtrust Financial Services (+32%), Global Payments (+26%), and Ryman Hospitality Properties (+23%) led the way.

8

Our underweighting of the energy sector also helped relative returns, given the sharp drop in the price of oil. Offsetting this was weak stock selection in materials and processing, led by Rayonier Advanced Materials (–43%), Schnitzer Steel Industries (–42%), and TimkenSteel (–37%). Broadly speaking, these businesses got caught in the global commodity price downturn.

The consumer discretionary sector also proved disappointing. Weakness in Ascena Retail Group (–23%) and Hertz Global (–23%) detracted from performance. We remain overweighted in consumer discretionary, particularly “softlines” retailers (specialty retail companies that manufacture and sell apparel, accessories, and footwear) and underweighted in yield-oriented investments such as REITs and utilities because of their high valuations associated with low interest rates.

We continue to expect moderate growth in the United States and improved growth internationally as central banks adopt stimulative measures to combat deflation and slow economic activity. The European Central Bank’s trillion-euro bond-buying plan and the aggressive measures taken in Japan (“Abenomics”) and China (lowering interest rates) to improve economic activity portend stronger growth in the coming years. The decline in many international currencies versus the U.S. dollar should be very stimulative to those economies. The decline in oil prices will also help the economies that are more oriented toward consumption. We continue to seek out cash-generative, well-financed businesses with attractive valuations that can take advantage of the current environment.

Frontier Capital Management Co., LLC

Portfolio Managers:

Thomas W. Duncan, Jr.,
Senior Vice President

William A. Teichner, CFA,
Senior Vice President

In our portion of the fund, adverse sector selection overshadowed positive stock selection. Overall performance was weakest in energy, consumer discretionary, health care, and materials and processing stocks. Our best-performing groups were technology, financial services, and utilities.

The portfolio’s ten best contributors were spread across five sectors and consisted of four financial companies, three technology holdings, and one position each from producer durables, health care, and utilities.

Our largest contributor was QLogic, a leading designer and supplier of network infrastructure products that manage computer data communications. The company reported fiscal second- and third-quarter results that exceeded management’s guidance targets for revenues and earnings and also beat consensus expectations. Strong revenues were driven by products that address Ethernet networking connectivity and the current computer server upgrade cycle. QLogic also announced a stock-buyback program, which the company can easily handle given its nearly $290 million net cash and securities position.

9

The portfolio’s ten largest detractors were spread over five sectors and consisted of five producers of oil and natural gas, two materials and processing firms, and one position each from producer durables, consumer discretionary, and technology. Oil prices fell significantly during the period, particularly after OPEC decided not to reduce its output, and the largest detractor for the portfolio was Comstock Resources, an energy company. The materials and processing stocks and the producer durables holding also had exposure to the energy industry, as segments of their businesses sell products to energy firms.

During the period we bought eight new stocks and sold eight others. The purchases were spread across five sectors, as were the sales. The net effect was an increase in consumer discretionary, materials and processing, and financial services companies and a reduction in producer durables, energy, technology, and health care holdings. As is typical for Frontier, the changes reflect company-specific issues rather than top-down positioning.

10

Explorer Value Fund

Fund Profile
As of February 28, 2015

Portfolio Characteristics
			DJ
			U.S.
		Russell	Total
		2500	Market
		Value	FA
	Fund	Index	Index
Number of Stocks	179	1,734	3,734
Median Market Cap	$2.8B	$3.7B	$49.0B
Price/Earnings Ratio	24.0x	22.2x	21.4x
Price/Book Ratio	1.8x	1.7x	2.8x
Return on Equity	10.5%	9.1%	17.6%
Earnings Growth
Rate	13.0%	11.6%	13.9%
Dividend Yield	1.5%	1.9%	1.9%
Foreign Holdings	0.8%	0.0%	0.0%
Turnover Rate
(Annualized)	34%	—	—
Ticker Symbol	VEVFX	—	—
Expense Ratio[1]	0.66%	—	—
30-Day SEC Yield	0.96%	—	—
Short-Term Reserves	3.6%	—	—

Sector Diversification (% of equity exposure)
			DJ
			U.S.
		Russell	Total
		2500	Market
		Value	FA
	Fund	Index	Index
Consumer Discretionary	12.2%	11.6%	13.2%
Consumer Staples	1.8	2.2	8.5
Energy	3.3	4.0	7.4
Financials	35.7	38.1	17.4
Health Care	4.2	6.5	14.3
Industrials	16.4	13.6	11.2
Information Technology	18.3	9.1	19.3
Materials	5.8	5.7	3.6
Telecommunication
Services	0.0	0.8	2.1
Utilities	2.3	8.4	3.0

Volatility Measures
	Russell	DJ
	2500	U.S. Total
	Value	Market
	Index	FA Index
R-Squared	0.95	0.86
Beta	1.03	1.16
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
E*TRADE Financial	Investment Banking
Corp.	& Brokerage	2.2%
Endurance Specialty
Holdings Ltd.	Reinsurance	1.7
PacWest Bancorp	Regional Banks	1.4
Popular Inc.	Regional Banks	1.3
KAR Auction Services	Diversified Support
Inc.	Services	1.3
Howard Hughes Corp.	Real Estate
	Development	1.3
Aspen Insurance	Property & Casualty
Holdings Ltd.	Insurance	1.2
Willis Group Holdings plc	Insurance Brokers	1.1
American Capital Ltd.	Asset Management
	& Custody Banks	1.1
Ligand Pharmaceuticals
Inc.	Biotechnology	1.1
Top Ten		13.7%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratio shown is from the prospectus dated December 23, 2014, and represents estimated costs for the current fiscal year. For the six months ended February 28, 2015, the annualized expense ratio was 0.55%.

11

Explorer Value Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): March 30, 2010, Through February 28, 2015

Average Annual Total Returns: Periods Ended December 31, 2014
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Since
	Date	Year	Inception
Explorer Value Fund	3/30/2010	4.80%	15.19%

See Financial Highlights for dividend and capital gains information.

12

Explorer Value Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2015

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (95.0%)[1]
Consumer Discretionary (11.6%)
	Chico’s FAS Inc.	166,369	3,033
	MDC Partners Inc. Class A	110,000	2,862
	Six Flags Entertainment
	Corp.	57,600	2,609
*	Ascena Retail Group Inc.	187,974	2,519
*	Crocs Inc.	211,126	2,354
	Kohl’s Corp.	31,125	2,297
	Interpublic Group of
	Cos. Inc.	101,700	2,268
*	News Corp. Class B	131,650	2,214
*	Modine Manufacturing Co.	152,219	1,973
	Lithia Motors Inc. Class A	17,800	1,681
*	American Public
	Education Inc.	47,500	1,539
*	Regis Corp.	90,900	1,458
	DSW Inc. Class A	28,221	1,064
	American Eagle
	Outfitters Inc.	69,103	1,034
	Cinemark Holdings Inc.	25,400	1,034
	Guess? Inc.	54,100	980
	Meredith Corp.	17,750	952
*	Career Education Corp.	165,594	884
	Wendy’s Co.	68,800	763
*	Media General Inc.	47,393	707
*	Gentherm Inc.	13,700	636
	International Speedway
	Corp. Class A	17,524	544
*	Skullcandy Inc.	51,922	541
	Remy International Inc.	5,176	118
			36,064
Consumer Staples (1.7%)
*	Elizabeth Arden Inc.	115,300	1,931
*	Medifast Inc.	46,500	1,471
	Pinnacle Foods Inc.	30,300	1,100
*	Central Garden and Pet Co.
	Class A	65,957	639
			5,141

			Market
			Value•
		Shares	($000)
Energy (3.1%)
	World Fuel Services Corp.	58,500	3,203
*	Concho Resources Inc.	25,100	2,734
*	Carrizo Oil & Gas Inc.	38,292	1,822
	Denbury Resources Inc.	82,900	696
*	Cloud Peak Energy Inc.	62,650	519
*	Bill Barrett Corp.	44,694	449
^	Comstock Resources Inc.	73,950	385
			9,808
Financials (34.2%)
*	E*TRADE Financial Corp.	264,391	6,883
	Endurance Specialty
	Holdings Ltd.	81,797	5,200
	PacWest Bancorp	92,445	4,237
*	Popular Inc.	117,130	4,042
*	Howard Hughes Corp.	26,300	3,939
	Aspen Insurance
	Holdings Ltd.	80,384	3,686
	Willis Group Holdings plc	72,400	3,455
*	American Capital Ltd.	235,781	3,442
	Ryman Hospitality
	Properties Inc.	51,365	3,087
	Starwood Property
	Trust Inc.	119,200	2,908
	Medical Properties
	Trust Inc.	182,600	2,765
	Selective Insurance
	Group Inc.	99,137	2,700
	HCC Insurance Holdings Inc.	48,154	2,691
	Pinnacle Financial
	Partners Inc.	62,954	2,644
*	Markel Corp.	3,525	2,628
	Assured Guaranty Ltd.	95,000	2,519
*	Navigators Group Inc.	33,695	2,517
	Argo Group International
	Holdings Ltd.	51,571	2,471
	Leucadia National Corp.	100,200	2,378
	WSFS Financial Corp.	28,659	2,228
*	Affiliated Managers
	Group Inc.	9,900	2,143

13

Explorer Value Fund

			Market
			Value•
		Shares	($000)
	Two Harbors Investment
	Corp.	190,900	1,993
	Lincoln National Corp.	34,175	1,970
	First Horizon National Corp.	134,644	1,924
	AG Mortgage Investment
	Trust Inc.	102,250	1,923
	Hersha Hospitality Trust
	Class A	283,400	1,902
	Renasant Corp.	64,431	1,835
	First Midwest Bancorp Inc.	106,805	1,826
	Flushing Financial Corp.	92,953	1,820
*	Investment Technology
	Group Inc.	74,000	1,666
	Ares Capital Corp.	95,000	1,643
	National Retail
	Properties Inc.	39,937	1,607
*	Forest City Enterprises Inc.
	Class A	60,400	1,525
	Gaming and Leisure
	Properties Inc.	44,500	1,506
	First Citizens BancShares
	Inc. Class A	5,925	1,495
	Washington Federal Inc.	64,564	1,364
*	Enstar Group Ltd.	9,650	1,342
	Parkway Properties Inc.	67,964	1,197
	United Financial Bancorp Inc.	94,690	1,173
	Campus Crest
	Communities Inc.	135,427	1,055
	Columbia Banking
	System Inc.	36,400	1,026
*	FNFV Group	68,145	1,015
	Starwood Waypoint
	Residential Trust	38,240	963
	EPR Properties	15,300	933
	Berkshire Hills Bancorp Inc.	33,100	883
	BGC Partners Inc. Class A	85,300	775
	Nelnet Inc. Class A	16,300	760
*	Bancorp Inc.	79,000	738
			106,422
Health Care (3.7%)
*	Ligand Pharmaceuticals Inc.	61,700	3,398
*	Allscripts Healthcare
	Solutions Inc.	206,825	2,483
*	Laboratory Corp. of
	America Holdings	16,025	1,971
*	Globus Medical Inc.	71,000	1,724
*	Merit Medical Systems Inc.	53,201	1,043
*	Myriad Genetics Inc.	27,348	932
			11,551
Industrials (15.6%)
	KAR Auction Services Inc.	108,600	3,961
	Copa Holdings SA Class A	25,000	2,847
*	Teledyne Technologies Inc.	27,142	2,737
*	UTi Worldwide Inc.	199,100	2,604

			Market
			Value•
		Shares	($000)
*	Genesee & Wyoming Inc.
	Class A	25,000	2,577
*	FTI Consulting Inc.	66,134	2,438
*	Roadrunner Transportation
	Systems Inc.	92,500	2,374
	Babcock & Wilcox Co.	69,500	2,157
*	Clean Harbors Inc.	37,300	2,077
	Tetra Tech Inc.	72,000	1,831
	HNI Corp.	30,364	1,549
	Brink’s Co.	54,200	1,525
*	Hertz Global Holdings Inc.	64,800	1,495
	Kaman Corp.	35,200	1,461
	EnPro Industries Inc.	19,200	1,263
	Timken Co.	28,600	1,215
	Elbit Systems Ltd.	17,675	1,136
	Woodward Inc.	23,000	1,117
	Brady Corp. Class A	38,466	1,037
	Celadon Group Inc.	39,067	1,025
*	Performant Financial Corp.	177,401	931
	AGCO Corp.	17,600	875
*	Saia Inc.	18,461	850
	Harsco Corp.	47,220	779
*	Wabash National Corp.	46,143	676
	MSA Safety Inc.	13,318	674
	Primoris Services Corp.	31,420	649
	Corporate Executive
	Board Co.	8,000	626
	Lennox International Inc.	5,976	623
*	MRC Global Inc.	45,177	581
*	WESCO International Inc.	7,887	548
	Altra Industrial Motion Corp.	18,837	514
	Briggs & Stratton Corp.	24,608	513
*	Beacon Roofing Supply Inc.	16,059	482
	Encore Wire Corp.	12,323	460
*	Furmanite Corp.	61,386	427
			48,634
Information Technology (17.4%)
*	Knowles Corp.	173,600	3,324
*	ACI Worldwide Inc.	138,900	2,757
	Convergys Corp.	119,000	2,660
*	ON Semiconductor Corp.	206,195	2,629
*	QLogic Corp.	166,893	2,505
*	II-VI Inc.	142,200	2,487
	IAC/InterActiveCorp	35,300	2,380
*	Atmel Corp.	278,209	2,320
	DST Systems Inc.	21,425	2,277
	InterDigital Inc.	41,000	2,168
	j2 Global Inc.	32,200	2,165
*	Itron Inc.	57,966	2,115
*	Ingram Micro Inc.	79,079	1,954
	Pericom
	Semiconductor Corp.	124,207	1,938
	Global Payments Inc.	20,100	1,846
	Western Union Co.	87,800	1,714
	Jabil Circuit Inc.	69,774	1,533

14

Explorer Value Fund

			Market
			Value•
		Shares	($000)
*	Integrated Device
	Technology Inc.	70,654	1,458
*	Fairchild Semiconductor
	International Inc. Class A	77,876	1,358
*	Orbotech Ltd.	80,500	1,295
*	Insight Enterprises Inc.	46,001	1,210
*	Virtusa Corp.	30,114	1,185
*	MicroStrategy Inc. Class A	5,975	1,066
*	NCR Corp.	33,700	991
*	Semtech Corp.	34,029	985
	Skyworks Solutions Inc.	8,900	781
*	Ciber Inc.	197,631	775
*	Kulicke & Soffa
	Industries Inc.	45,200	723
*	Advanced Energy
	Industries Inc.	26,003	692
*	Dice Holdings Inc.	74,950	657
	Littelfuse Inc.	6,063	608
*	Progress Software Corp.	21,800	596
*	NeuStar Inc. Class A	17,900	475
*	Ultratech Inc.	25,413	459
			54,086
Materials (5.5%)
	Silgan Holdings Inc.	56,000	3,215
*	Chemtura Corp.	91,100	2,391
	FMC Corp.	26,300	1,668
	Eagle Materials Inc.	15,470	1,214
	Albemarle Corp.	20,600	1,165
	Cabot Corp.	25,706	1,160
	Schnitzer Steel
	Industries Inc.	68,601	1,077
*	Boise Cascade Co.	27,171	968
*	Kraton Performance
	Polymers Inc.	46,955	948
	TimkenSteel Corp.	30,650	921
	Cytec Industries Inc.	13,472	708
	PH Glatfelter Co.	24,601	603
*	LSB Industries Inc.	14,122	531
	Rayonier Advanced
	Materials Inc.	28,300	525
			17,094
Utilities (2.2%)
	Portland General Electric Co.	54,770	2,042
	Westar Energy Inc. Class A	47,390	1,841
	Unitil Corp.	34,279	1,165
	Southwest Gas Corp.	18,930	1,084
	Piedmont Natural Gas Co. Inc.	16,600	619
	WGL Holdings Inc.	742	40
			6,791
Total Common Stocks
(Cost $236,775)			295,591

		Market
		Value•
	Shares	($000)
Temporary Cash Investments (5.9%)[1]
Money Market Fund (5.6%)
[2,3] Vanguard Market
Liquidity Fund, 0.134%	17,223,658	17,224

	Face
	Amount
	($000)
U.S. Government and Agency Obligations (0.3%)
[4,5] Freddie Mac Discount
Notes, 0.118%, 7/31/15	1,000	999
Total Temporary Cash Investments
(Cost $18,223)		18,223
Total Investments (100.9%)
(Cost $254,998)		313,814
Other Assets and Liabilities (-0.9%)
Other Assets		1,235
Liabilities[3]		(3,913)
		(2,678)
Net Assets (100%)
Applicable to 9,739,832 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)		311,136
Net Asset Value Per Share		$31.94

15

Explorer Value Fund

At February 28, 2015, net assets consisted of:
Amount
($000)
Paid-in Capital	247,572
Overdistributed Net Investment Income	(536)
Accumulated Net Realized Gains	4,792
Unrealized Appreciation (Depreciation)
Investment Securities	58,816
Futures Contracts	492
Net Assets	311,136

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $54,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 97.3% and 3.6%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $62,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $400,000 have been segregated as initial margin for open futures contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

16

Explorer Value Fund

Statement of Operations

Six Months Ended
February 28, 2015
($000)
Investment Income
Income
Dividends	1,700
Interest[1]	9
Securities Lending	82
Total Income	1,791
Expenses
Investment Advisory Fees—Note B
Basic Fee	543
Performance Adjustment	(70)
The Vanguard Group—Note C
Management and Administrative	324
Marketing and Distribution	29
Custodian Fees	7
Shareholders’ Reports	2
Total Expenses	835
Net Investment Income	956
Realized Net Gain (Loss)
Investment Securities Sold	5,539
Futures Contracts	312
Realized Net Gain (Loss)	5,851
Change in Unrealized Appreciation (Depreciation)
Investment Securities	910
Futures Contracts	394
Change in Unrealized Appreciation (Depreciation)	1,304
Net Increase (Decrease) in Net Assets Resulting from Operations	8,111
1 Interest income from an affiliated company of the fund was $9,000.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Explorer Value Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	956	2,254
Realized Net Gain (Loss)	5,851	20,418
Change in Unrealized Appreciation (Depreciation)	1,304	25,447
Net Increase (Decrease) in Net Assets Resulting from Operations	8,111	48,119
Distributions
Net Investment Income	(2,556)	(1,328)
Realized Capital Gain[1]	(14,878)	(16,137)
Total Distributions	(17,434)	(17,465)
Capital Share Transactions
Issued	27,458	132,062
Issued in Lieu of Cash Distributions	16,524	16,457
Redeemed	(46,141)	(78,509)
Net Increase (Decrease) from Capital Share Transactions	(2,159)	70,010
Total Increase (Decrease)	(11,482)	100,664
Net Assets
Beginning of Period	322,618	221,954
End of Period[2]	311,136	322,618
1 Includes fiscal 2015 and 2014 short-term gain distributions totaling $4,803,000 and $5,516,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($536,000) and $1,064,000.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Explorer Value Fund

Financial Highlights

	Six Months					March 16,
	Ended					2010[1] to
For a Share Outstanding	February 28,				Year Ended August 31,	Aug. 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$32.97	$29.39	$23.44	$21.94	$18.09	$20.00
Investment Operations
Net Investment Income	.108	.251	.255	.232	.190	.044
Net Realized and Unrealized Gain (Loss)
on Investments	.717	5.539	6.429	2.476	3.991	(1.954)
Total from Investment Operations	.825	5.790	6.684	2.708	4.181	(1.910)
Distributions
Dividends from Net Investment Income	(. 272)	(.168)	(. 290)	(.189)	(.135)	—
Distributions from Realized Capital Gains	(1.583)	(2.042)	(.444)	(1.019)	(.196)	—
Total Distributions	(1.855)	(2.210)	(.734)	(1.208)	(.331)	—
Net Asset Value, End of Period	$31.94	$32.97	$29.39	$23.44	$21.94	$18.09

Total Return[2]	2.83%	20.34%	29.19%	13.10%	23.04%	-9.55%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$311	$323	$222	$123	$116	$75
Ratio of Total Expenses to
Average Net Assets[3]	0.55%	0.57%	0.60%	0.59%	0.57%	0.56%[4]
Ratio of Net Investment Income to
Average Net Assets	0.81%	0.83%	0.88%	1.00%	0.82%	0.55%[4]
Portfolio Turnover Rate	34%	36%	46%	38%	41%	16%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Subscription period for the fund was March 16, 2010, to March 30, 2010, during which time all assets were held in money market instruments. Performance measurement began March 30, 2010, at a net asset value of $20.00.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Includes performance-based investment advisory fee increases (decreases) of (0.05%), (0.02%), 0.04%, 0.03%, 0.01%, and 0.00%.
4 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Explorer Value Fund

Notes to Financial Statements

Vanguard Explorer Value Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 28, 2015, the fund’s average investments in long and short futures contracts represented 2% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2011–2014), and for the period ended February 28, 2015, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

20

Explorer Value Fund

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at February 28, 2015, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Cardinal Capital Management, L.L.C., Sterling Capital Management LLC, and Frontier Capital Management Co., LLC, each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of Cardinal Capital Management, L.L.C., is subject to quarterly adjustments based on performance for the preceding three years relative to the Russell Mid-Cap Value Custom Cap-Range Index. The basic fee of Sterling Capital Management LLC is subject to quarterly adjustments based on performance for the preceding three years relative to the Russell 2500 Value Index. The basic fee of Frontier Capital Management Co., LLC, is subject to quarterly adjustments based on performance for the preceding three years relative to the Russell 2000 Value Index.

21

Explorer Value Fund

In accordance with a new agreement dated March 2015, beginning in May 2015, the investment advisory fee for Cardinal Capital Management will be subject to quarterly adjustments based on performance for the preceding three years relative to the Russell Mid-Cap Value Custom Cap-Range Index for periods prior to March 1, 2015, and the new benchmark, Russell 3000 Value Custom Index, beginning March 1, 2015. The benchmark change will be fully phased in by February 2018.

The Vanguard Group manages the cash reserves of the fund on an at-cost basis.

For the six months ended February 28, 2015, the aggregate investment advisory fee represented an effective annual basic rate of 0.36% of the fund’s average net assets, before a decrease of $70,000 (0.05%) based on performance.

C. The Vanguard Group furnishes at cost corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to invest up to 0.40% of its net assets in Vanguard. At February 28, 2015, the fund had contributed capital of $28,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.01% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of February 28, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	295,591	—	—
Temporary Cash Investments	17,224	999	—
Futures Contracts—Liabilities[1]	(35)	—	—
Total	312,780	999	—
1 Represents variation margin on the last day of the reporting period.

22

Explorer Value Fund

E. At February 28, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	March 2015	57	7,020	492

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At February 28, 2015, the cost of investment securities for tax purposes was $254,998,000. Net unrealized appreciation of investment securities for tax purposes was $58,816,000, consisting of unrealized gains of $68,632,000 on securities that had risen in value since their purchase and $9,816,000 in unrealized losses on securities that had fallen in value since their purchase.

G. During the six months ended February 28, 2015, the fund purchased $49,177,000 of investment securities and sold $67,589,000 of investment securities, other than temporary cash investments.

H. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	February 28, 2015	August 31, 2014
	Shares	Shares
	(000)	(000)
Issued	878	4,163
Issued in Lieu of Cash Distributions	548	542
Redeemed	(1,472)	(2,471)
Net Increase (Decrease) in Shares Outstanding	(46)	2,234

I. Management has determined that no material events or transactions occurred subsequent to February 28, 2015, that would require recognition or disclosure in these financial statements.

23

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

24

Six Months Ended February 28, 2015

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Explorer Value Fund	8/31/2014	2/28/2015	Period
Based on Actual Fund Return	$1,000.00	$1,028.32	$2.77
Based on Hypothetical 5% Yearly Return	1,000.00	1,022.07	2.76
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.55%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

25

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Explorer Value Fund has renewed the fund’s investment advisory arrangements with Cardinal Capital Management, L.L.C. (Cardinal), Frontier Capital Management Co., LLC (Frontier), and Sterling Capital Management LLC (Sterling). The board determined that renewing the fund’s advisory arrangements was in the best interests of the fund and its shareholders.

In addition, the board approved an amendment to the fund’s investment advisory agreement with Cardinal to change Cardinal’s performance compensation benchmark from the Russell Mid-Cap Value Custom Cap-Range Index to the Russell 3000 Value Custom Index (“New Index”), effective March 1, 2015. The board believes that the New Index is more suitable because it better represents Cardinal’s investment universe, and therefore, the board determined that amending the performance compensation benchmark for Cardinal was in the best interest of the fund and its shareholders.

The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the fund’s investment management services since its inception in 2010, and took into account the organizational depth and stability of each advisor. The board noted the following:

Cardinal. Founded in 1995, Cardinal is an investment advisor that manages small- and mid-cap value portfolios. Cardinal utilizes fundamental research to analyze a company’s ability to generate free cash flow and deploy that cash flow efficiently, enhancing shareholder value. Cardinal’s analysts engage extensively with company management teams to understand their capital allocation decisions. Cardinal seeks to purchase companies that can generate superior cash flow and make value-creating capital allocation decisions at suppressed valuations. Cardinal has advised a portion of the fund since the fund’s inception.

Frontier. Founded in 1980, Frontier is an investment advisor with a long history of investing in small- and mid-cap stocks. Frontier seeks to identify companies with solid business models, unrecognized earnings power, and attractive valuations. Frontier has advised a portion of the fund since the fund’s inception.

Sterling. Founded in 1970, Sterling is an investment advisor that manages fixed income and equity portfolios, with the latter focused on small- and mid-sized companies. Sterling uses a value-oriented strategy that seeks to identify stocks of quality companies selling at large discounts compared with the underlying value of the business. Sterling defines quality companies as those that generate considerable cash flow, offer reinvestment opportunities with attractive returns, and enjoy competitive advantages in their business sector. Sterling has advised a portion of the fund since the fund’s inception.

The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation and approval of the advisory arrangements.

Investment performance
The board considered the performance of the fund and each advisor since the fund’s inception, including any periods of outperformance or underperformance relative to a benchmark index and peer group. The board concluded that the performance was such that each advisory arrangement should continue. Information about the fund’s performance since inception can be found in the Performance Summary section of this report.

26

Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below its peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section, which also includes information about the fund’s advisory fee rate.

The board did not consider profitability of Cardinal, Frontier, or Sterling in determining whether to approve the advisory fees, because the firms are independent of Vanguard, and the advisory fees are the result of arm’s-length negotiations.

The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the advisory fee schedule for Cardinal, Frontier, and Sterling. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each advisor increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

27

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

28

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

29

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 178 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
F. William McNabb III	Occupation(s) During the Past Five Years and Other
Born 1957. Trustee Since July 2009. Chairman of	Experience: Chairman and Chief Executive Officer
the Board. Principal Occupation(s) During the Past	(retired 2009) and President (2006–2008) of
Five Years and Other Experience: Chairman of the	Rohm and Haas Co. (chemicals); Director of Tyco
Board of The Vanguard Group, Inc., and of each of	International PLC (diversified manufacturing and
the investment companies served by The Vanguard	services), Hewlett-Packard Co. (electronic computer
Group, since January 2010; Director of The Vanguard	manufacturing), and Delphi Automotive PLC
Group since 2008; Chief Executive Officer and	(automotive components); Senior Advisor at New
President of The Vanguard Group, and of each of	Mountain Capital.
the investment companies served by The Vanguard
Group, since 2008; Director of Vanguard Marketing	Amy Gutmann
Corporation; Managing Director of The Vanguard	Born 1949. Trustee Since June 2006. Principal
Group (1995–2008).	Occupation(s) During the Past Five Years and
Other Experience: President of the University of
IndependentTrustees	Pennsylvania; Christopher H. Browne Distinguished
Professor of Political Science, School of Arts and
Emerson U. Fullwood	Sciences, and Professor of Communication, Annenberg
Born 1948. Trustee Since January 2008. Principal	School for Communication, with secondary faculty
Occupation(s) During the Past Five Years and	appointments in the Department of Philosophy, School
Other Experience: Executive Chief Staff and	of Arts and Sciences, and at the Graduate School of
Marketing Officer for North America and Corporate	Education, University of Pennsylvania; Trustee of the
Vice President (retired 2008) of Xerox Corporation	National Constitution Center; Chair of the Presidential
(document management products and services);	Commission for the Study of Bioethical Issues.
Executive in Residence and 2009–2010 Distinguished
Minett Professor at the Rochester Institute of	JoAnn Heffernan Heisen
Technology; Director of SPX Corporation (multi-industry	Born 1950. Trustee Since July 1998. Principal
manufacturing), the United Way of Rochester,	Occupation(s) During the Past Five Years and Other
Amerigroup Corporation (managed health care), the	Experience: Corporate Vice President and Chief
University of Rochester Medical Center, Monroe	Global Diversity Officer (retired 2008) and Member
Community College Foundation, and North Carolina	of the Executive Committee (1997–2008) of Johnson
A&T University.	& Johnson (pharmaceuticals/medical devices/
consumer products); Director of Skytop Lodge
Corporation (hotels), the University Medical Center
at Princeton, the Robert Wood Johnson Foundation,
and the Center for Talent Innovation; Member of
the Advisory Board of the Institute for Women’s
Leadership at Rutgers University.

F. Joseph Loughrey	Executive Officers
Born 1949. Trustee Since October 2009. Principal
Occupation(s) During the Past Five Years and Other	Glenn Booraem
Experience: President and Chief Operating Officer	Born 1967. Controller Since July 2010. Principal
(retired 2009) of Cummins Inc. (industrial machinery);	Occupation(s) During the Past Five Years and Other
Chairman of the Board of Hillenbrand, Inc. (specialized	Experience: Principal of The Vanguard Group, Inc.;
consumer services), and of Oxfam America; Director	Controller of each of the investment companies served
of SKF AB (industrial machinery), Hyster-Yale Materials	by The Vanguard Group; Assistant Controller of each of
Handling, Inc. (forklift trucks), the Lumina Foundation	the investment companies served by The Vanguard
for Education, and the V Foundation for Cancer	Group (2001–2010).
Research; Member of the Advisory Council for the
College of Arts and Letters and of the Advisory Board	Thomas J. Higgins
to the Kellogg Institute for International Studies, both	Born 1957. Chief Financial Officer Since September
at the University of Notre Dame.	2008. Principal Occupation(s) During the Past Five
Years and Other Experience: Principal of The Vanguard
Mark Loughridge	Group, Inc.; Chief Financial Officer of each of the
Born 1953. Trustee Since March 2012. Principal	investment companies served by The Vanguard Group;
Occupation(s) During the Past Five Years and Other	Treasurer of each of the investment companies served
Experience: Senior Vice President and Chief Financial	by The Vanguard Group (1998–2008).
Officer (retired 2013) at IBM (information technology
services); Fiduciary Member of IBM’s Retirement Plan	Kathryn J. Hyatt
Committee (2004–2013); Director of the Dow Chemical	Born 1955. Treasurer Since November 2008. Principal
Company; Member of the Council on Chicago Booth.	Occupation(s) During the Past Five Years and Other
Experience: Principal of The Vanguard Group, Inc.;
Scott C. Malpass	Treasurer of each of the investment companies served
Born 1962. Trustee Since March 2012. Principal	by The Vanguard Group; Assistant Treasurer of each of
Occupation(s) During the Past Five Years and Other	the investment companies served by The Vanguard
Experience: Chief Investment Officer and Vice	Group (1988–2008).
President at the University of Notre Dame; Assistant
Professor of Finance at the Mendoza College of	Heidi Stam
Business at Notre Dame; Member of the Notre Dame	Born 1956. Secretary Since July 2005. Principal
403(b) Investment Committee; Board Member of	Occupation(s) During the Past Five Years and Other
TIFF Advisory Services, Inc., and Catholic Investment	Experience: Managing Director of The Vanguard
Services, Inc. (investment advisors); Member of	Group, Inc.; General Counsel of The Vanguard Group;
the Investment Advisory Committee of Major	Secretary of The Vanguard Group and of each of the
League Baseball.	investment companies served by The Vanguard Group;
Director and Senior Vice President of Vanguard
André F. Perold	Marketing Corporation.
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years and Other	Vanguard Senior ManagementTeam
Experience: George Gund Professor of Finance and
Banking, Emeritus at the Harvard Business School	Mortimer J. Buckley	Chris D. McIsaac
(retired 2011); Chief Investment Officer and Managing	Kathleen C. Gubanich	Michael S. Miller
Partner of HighVista Strategies LLC (private investment	Paul A. Heller	James M. Norris
firm); Director of Rand Merchant Bank; Overseer of	Martha G. King	Glenn W. Reed
the Museum of Fine Arts Boston.	John T. Marcante

Peter F. Volanakis	Chairman Emeritus and Senior Advisor
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years and Other	John J. Brennan
Experience: President and Chief Operating Officer	Chairman, 1996–2009
(retired 2010) of Corning Incorporated (communications	Chief Executive Officer and President, 1996–2008
equipment); Trustee of Colby-Sawyer College;
Member of the Advisory Board of the Norris Cotton	Founder
Cancer Center and of the Advisory Board of the
Parthenon Group (strategy consulting).	John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	CFA® is a registered trademark owned by CFA Institute.
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing> 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2015 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q16902 042015

Semiannual Report | February 28, 2015

Vanguard Russell 1000 Index Funds

Vanguard Russell 1000 Index Fund

Vanguard Russell 1000 Value Index Fund

Vanguard Russell 1000 Growth Index Fund

The mission continues

On May 1, 1975, Vanguard began operations, a fledgling company based on the simple but revolutionary idea that a mutual fund company should be managed solely in the interest of its investors.

Four decades later, that revolutionary spirit continues to animate the enterprise. Vanguard remains on a mission to give investors the best chance of investment success.

As we mark our 40th anniversary, we thank you for entrusting your assets to Vanguard and giving us the opportunity to help you reach your financial goals in the decades to come.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Russell 1000 Index Fund.	7
Russell 1000 Value Index Fund.	20
Russell 1000 Growth Index Fund.	33
About Your Fund’s Expenses.	46
Glossary.	48

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Since our founding, Vanguard has drawn inspiration from the enterprise and valor demonstrated by British naval hero Horatio Nelson and his command at the Battle of the Nile in 1798. The photograph displays a replica of a merchant ship from the same era as Nelson’s flagship, the HMS Vanguard.

Your Fund’s Total Returns

Six Months Ended February 28, 2015
Total
Returns
Vanguard Russell 1000 Index Fund
Institutional Shares	5.97%
ETF Shares
Market Price	5.98
Net Asset Value	5.95
Russell 1000 Index	6.00
Large-Cap Core Funds Average	4.96
Large-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard Russell 1000 Value Index Fund
Institutional Shares	3.45%
ETF Shares
Market Price	3.47
Net Asset Value	3.42
Russell 1000 Value Index	3.48
Large-Cap Value Funds Average	3.20
Large-Cap Value Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard Russell 1000 Growth Index Fund
Institutional Shares	8.41%
ETF Shares
Market Price	8.41
Net Asset Value	8.39
Russell 1000 Growth Index	8.46
Large-Cap Growth Funds Average	7.71
Large-Cap Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the Nasdaq exchange and are available only through brokers. The table provides ETF returns based on both the Nasdaq market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Chairman’s Letter

Dear Shareholder,

For the six months ended February 28, 2015, the three Vanguard Russell 1000 Index Funds produced positive, albeit varied, results as growth stocks generally trumped their value counterparts. The Russell 1000 Growth Index Fund returned more than 8% for the period, while the Russell 1000 Value Index Fund was the laggard of the trio, returning more than 3%. The Russell 1000 Index Fund, a blend of both growth and value stocks, finished in the middle, returning almost 6%.

Each fund met its objective of closely tracking its benchmark index, and each finished the period with a return that was higher than the average return of its peer group.

A surge in February powered U.S. stocks’ sixmonth results
U.S. stocks performed solidly but unevenly over the six months. Despite declines in two of those months and flat returns in another, the broad U.S. stock market ended the period up about 6%.

The overall return was powered by a robust advance in February, when the broad market recorded its largest monthly gain since October 2011. Investors were cheered by stabilization in oil prices and guidance from the Federal Reserve that it wouldn’t raise interest rates prematurely.

2

After some ups and downs, international stocks returned about –3% in dollar terms. The dollar’s strength against many foreign currencies, along with various geopolitical issues, restrained results. Stocks in emerging markets and the developed markets of the Pacific region and Europe backtracked, with emerging markets faring the worst. In local currency terms, though, international stocks rose.

Bonds notched positive results despite early and late retreats
The broad U.S. taxable bond market returned 2.25%, although bond prices declined over the period’s first and final months. When the stock market turned volatile, investors favored the relative safety offered by bonds, which also benefited from various global stimulus programs.

Conversely, bond prices fell in February as the Fed suggested that a midyear interest rate increase was an option if the economy continued to perform well. The yield of the 10-year Treasury note ended February at 2.03%, down from 2.34% six months earlier. (Bond prices and yields move in opposite directions.)

Municipal bonds, which returned 2.21%, lost some steam toward the end of the period amid increased bond issuance and the prospect of higher interest rates.

Market Barometer

			Total Returns
		Periods Ended February 28, 2015
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	6.00%	14.88%	16.39%
Russell 2000 Index (Small-caps)	5.70	5.63	15.97
Russell 3000 Index (Broad U.S. market)	5.98	14.12	16.36
FTSE All-World ex US Index (International)	-3.34	1.69	6.94

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	2.25%	5.05%	4.29%
Barclays Municipal Bond Index (Broad tax-exempt market)	2.21	6.49	5.00
Citigroup Three-Month U.S. Treasury Bill Index	0.00	0.03	0.06

CPI
Consumer Price Index	-1.32%	-0.03%	1.61%

3

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned –9.54%, weighed down by the weakness of foreign currencies relative to the dollar. International bonds hedged to eliminate the effects of currency exchange rates produced positive returns.

Money market funds and savings accounts provided scant returns as the Fed’s target for short-term rates remained at 0%–0.25%.

Growth stocks outshone their value counterparts
The three Russell 1000 Index Funds provide exposure to the U.S. stock market’s largest companies. Investors may choose to invest in the overall large-cap segment of the market with the Russell 1000 Index Fund, or to focus on its growth or value components using one of the two other funds.

As I mentioned earlier, growth stocks outperformed value stocks during the six months. Overall, stocks performed well, and most sectors posted positive results. Health care and consumer discretionary stocks made significant contributions to all three funds’ returns. Financial services companies provided a boost in the value fund, and tech firms were notably strong in the growth fund.

The health care sector was one of the market’s top performers for the period and the leading contributor in all three funds. Biotechnology and pharmaceutical companies benefited from strong merger

Expense Ratios
Your Fund Compared With Its Peer Group

	Institutional	ETF	Peer Group
	Shares	Shares	Average
Russell 1000 Index Fund	0.08%	0.12%	1.12%
Russell 1000 Value Index Fund	0.08	0.12	1.13
Russell 1000 Growth Index Fund	0.08	0.12	1.21
The fund expense ratios shown are from the prospectus dated December 23, 2014, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2015, the funds’ annualized expense ratios were: for the Russell 1000 Index Fund, 0.08% for Institutional Shares and 0.12% for ETF Shares; for the Russell 1000 Value Index Fund, 0.08% for Institutional Shares and 0.12% for ETF Shares; and for the Russell 1000 Growth Index Fund, 0.08% for Institutional Shares and 0.12% for ETF Shares. Peer-group expense ratios are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2014.

Peer groups: For the Russell 1000 Index Fund, Large-Cap Core Funds; for the Russell 1000 Value Index Fund, Large-Cap Value Funds; and for
the Russell 1000 Growth Index Fund, Large-Cap Growth Funds.

4

and acquisition activity, as well as from improved product pipelines. Health care services and equipment companies also did well.

Increased corporate IT-related spending and a surge in mobile device sales helped boost tech companies. Within the consumer discretionary sector, retailers and media outlets benefited from an improving economy. Insurance companies and real estate investment trusts (REITs) were both strong contributors in the financial services sector.

Energy was the only sector to post a negative result for each fund. Hurt by tumbling oil prices, stocks in this sector fell across the board, and many industries suffered double-digit losses.

Both ETFs and mutual funds offer opportunities for longterm success
The popularity of exchange-traded funds (ETFs), most of which seek to track an index, has surged over the past decade. We see this as an indication that our message is taking hold: Broad diversification and low costs are keys to long-term success, and indexing is a great way to implement strategies based on those tenets.

As you probably know, ETFs combine the investment characteristics of mutual funds with the trading characteristics of stocks. Like stocks, ETF prices change throughout the day. In contrast, traditional open-end mutual funds are priced once a day, shortly after the market’s close.

Some say that ETFs are more of a trading tool than an investment tool. We don’t think that this has to be the case. In fact, we’re seeing much greater use of ETFs as part of long-term plans. Certainly, ETFs are easy to trade. But they are also easy to hold. And, unlike with traditional mutual funds, the investor doing the trading is the one who pays the transaction costs—not the other fund shareholders.

Vanguard ETFs are simply another share class of our traditional mutual funds. Clients select the share class that best meets their needs. The portfolios are identical. Vanguard research has shown that ETFs and mutual funds perform essentially the same investment function, and that investors can use both to create a low-cost, well-diversified portfolio of stocks and bonds. You can read more in

Buying on the FACTS: Investors’ Choices Between ETFs and Mutual Funds at vanguard.com/research.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
March 17, 2015

5

Your Fund’s Performance at a Glance
August 31, 2014, Through February 28, 2015

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Russell 1000 Index Fund
Institutional Shares	$179.58	$188.50	$1.709	$0.000
ETF Shares	92.70	97.31	0.865	0.000
Vanguard Russell 1000 Value Index Fund
Institutional Shares	$175.38	$179.23	$2.129	$0.000
ETF Shares	89.83	91.80	1.077	0.000
Vanguard Russell 1000 Growth Index Fund
Institutional Shares	$184.06	$197.98	$1.454	$0.000
ETF Shares	95.74	102.98	0.742	0.000

Russell 1000 Index Fund

Fund Profile
As of February 28, 2015

Share-Class Characteristics

	Institutional	ETF
	Shares	Shares
Ticker Symbol	VRNIX	VONE
Expense Ratio[1]	0.08%	0.12%
30-Day SEC Yield	1.83%	1.79%

Portfolio Characteristics
			DJ
			U.S.
			Total
		Russell	Market
		1000	FA
	Fund	Index	Index
Number of Stocks	1,040	1,039	3,734
Median Market Cap	$62.8B	$62.8B	$49.0B
Price/Earnings
Ratio	20.7x	20.7x	21.4x
Price/Book Ratio	2.9x	2.9x	2.8x
Return on Equity	18.5%	18.3%	17.6%
Earnings Growth
Rate	13.8%	13.8%	13.9%
Dividend Yield	1.9%	1.9%	1.9%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	2%	—	—
Short-Term Reserves	-0.2%	—	—

Sector Diversification (% of equity exposure)
			DJ
			U.S.
			Total
		Russell	Market
		1000	FA
	Fund	Index	Index
Consumer Discretionary 14.5%		14.6%	14.8%
Consumer Staples	8.0	7.9	7.5
Energy	7.6	7.6	7.4
Financial Services	18.6	18.6	19.0
Health Care	14.2	14.2	14.3
Materials & Processing	4.1	4.1	4.2
Producer Durables	11.2	11.2	11.2
Technology	16.7	16.7	16.6
Utilities	5.1	5.1	5.0

Volatility Measures
		DJ
	Russell	U.S. Total
	1000	Market
	Index	FA Index
R-Squared	1.00	1.00
Beta	1.00	0.98
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Apple Inc.	Computer
	Technology	3.6%
Exxon Mobil Corp.	Oil: Integrated	1.8
Microsoft Corp.	Computer Services
	Software & Systems	1.7
Google Inc.	Computer Services
	Software & Systems	1.5
Johnson & Johnson	Pharmaceuticals	1.3
Berkshire Hathaway Inc.	Insurance: Multi-Line	1.2
Wells Fargo & Co.	Banks: Diversified	1.2
General Electric Co.	Diversified
	Manufacturing
	Operations	1.2
JPMorgan Chase & Co.	Diversified Financial
	Services	1.1
Procter & Gamble Co.	Personal Care	1.1
Top Ten		15.7%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated December 23, 2014, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2015, the annualized expense ratios were 0.08% for Institutional Shares and 0.12% for ETF Shares.

7

Russell 1000 Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): September 20, 2010, Through February 28, 2015

Russell 1000 Index Fund ETF Shares Net Asset Value
Russell 1000 Index
Note: For 2015, performance data reflect the six months ended February 28, 2015.

Average Annual Total Returns: Periods Ended December 31, 2014
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Since
	Date	Year	Inception
Institutional Shares	10/15/2010	13.15%	16.67%
ETF Shares	9/20/2010
Market Price		13.18	17.21
Net Asset Value		13.10	17.19

See Financial Highlights for dividend and capital gains information.

8

Russell 1000 Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of February 28, 2015

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
Walt Disney Co.	136,121	14,167	0.8%
Home Depot Inc.	107,584	12,345	0.7%
Comcast Corp. Class A	203,653	12,093	0.7%
* Amazon.com Inc.	29,531	11,227	0.7%
Wal-Mart Stores Inc.	125,274	10,514	0.6%
McDonald’s Corp.	77,669	7,681	0.5%
Consumer Discretionary—Other †		177,650	10.4%
		245,677	14.4%
Consumer Staples
Procter & Gamble Co.	212,983	18,131	1.1%
Coca-Cola Co.	312,125	13,515	0.8%
PepsiCo Inc.	119,179	11,796	0.7%
Philip Morris International Inc.	123,659	10,259	0.6%
CVS Health Corp.	91,967	9,553	0.5%
Altria Group Inc.	156,184	8,792	0.5%
Consumer Staples—Other †		62,509	3.7%
		134,555	7.9%
Energy
Exxon Mobil Corp.	337,988	29,925	1.8%
Chevron Corp.	149,834	15,984	0.9%
Schlumberger Ltd.	102,226	8,603	0.5%
Energy—Other †		74,417	4.4%
		128,929	7.6%
Financial Services
* Berkshire Hathaway Inc. Class B	144,057	21,235	1.3%
Wells Fargo & Co.	375,440	20,570	1.2%
JPMorgan Chase & Co.	297,481	18,230	1.1%
Bank of America Corp.	826,535	13,067	0.8%

9

Russell 1000 Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Citigroup Inc.	238,844	12,520	0.7%
Visa Inc. Class A	39,419	10,695	0.6%
MasterCard Inc. Class A	79,026	7,123	0.4%
* Synchrony Financial	9,952	318	0.0%
Financial Services—Other †		209,664	12.3%
		313,422	18.4%
Health Care
Johnson & Johnson	222,345	22,793	1.3%
Pfizer Inc.	501,443	17,210	1.0%
Merck & Co. Inc.	229,750	13,450	0.8%
* Gilead Sciences Inc.	120,776	12,504	0.7%
Amgen Inc.	59,488	9,382	0.6%
UnitedHealth Group Inc.	77,031	8,753	0.5%
* Medtronic plc	112,472	8,727	0.5%
Bristol-Myers Squibb Co.	130,319	7,939	0.5%
* Celgene Corp.	62,912	7,646	0.5%
* Biogen Idec Inc.	18,650	7,639	0.4%
AbbVie Inc.	125,050	7,566	0.4%
Health Care—Other †		116,942	6.9%
		240,551	14.1%

Materials & Processing †		68,806	4.0%

Other †		3	0.0%

Producer Durables
General Electric Co.	789,055	20,508	1.2%
United Technologies Corp.	72,043	8,783	0.5%
3M Co.	51,473	8,681	0.5%
Boeing Co.	57,319	8,647	0.5%
Union Pacific Corp.	71,201	8,563	0.5%
Producer Durables—Other †		133,961	7.9%
		189,143	11.1%
Technology
Apple Inc.	474,515	60,956	3.6%
Microsoft Corp.	650,050	28,505	1.7%
Intel Corp.	391,346	13,012	0.8%
* Google Inc. Class C	22,328	12,468	0.7%
* Google Inc. Class A	22,066	12,415	0.7%
* Facebook Inc. Class A	155,212	12,257	0.7%
International Business Machines Corp.	74,413	12,050	0.7%
Cisco Systems Inc.	402,722	11,884	0.7%
Oracle Corp.	258,242	11,316	0.7%
QUALCOMM Inc.	132,686	9,621	0.6%
Technology—Other †		97,610	5.7%
		282,094	16.6%
Utilities
Verizon Communications Inc.	325,556	16,099	1.0%
AT&T Inc.	408,051	14,102	0.8%
Utilities—Other †		55,875	3.3%
		86,076	5.1%
Total Common Stocks (Cost $1,348,415)		1,689,256	99.2%[1]

10

Russell 1000 Index Fund

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[2,3] Vanguard Market Liquidity Fund	0.134%	8,446,174	8,446	0.5%

4U.S. Government and Agency Obligations †			800	0.1%
Total Temporary Cash Investments (Cost $9,246)			9,246	0.6%[1]
[5]Total Investments (Cost $1,357,661)			1,698,502	99.8%
Other Assets and Liabilities
Other Assets			7,618	0.4%
Liabilities[3]			(3,544)	(0.2%)
			4,074	0.2%
Net Assets			1,702,576	100.0%

At February 28, 2015, net assets consisted of:
				Amount
				($000)
Paid-in Capital				1,356,834
Undistributed Net Investment Income				4,578
Accumulated Net Realized Gains				76
Unrealized Appreciation (Depreciation)
Investment Securities				340,841
Futures Contracts				247
Net Assets				1,702,576

Institutional Shares—Net Assets
Applicable to 6,321,893 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				1,191,701
Net Asset Value Per Share—Institutional Shares				$188.50

ETF Shares—Net Assets
Applicable to 5,250,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				510,875
Net Asset Value Per Share—ETF Shares				$97.31

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and -0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $165,000 of collateral received for securities on loan.
4 Securities with a value of $800,000 have been segregated as initial margin for open futures contracts.
5 The total value of securities on loan is $160,000.
See accompanying Notes, which are an integral part of the Financial Statements.

11

Russell 1000 Index Fund

Statement of Operations

Six Months Ended
February 28, 2015
($000)
Investment Income
Income
Dividends	14,849
Interest[1]	6
Securities Lending	21
Total Income	14,876
Expenses
The Vanguard Group—Note B
Investment Advisory Services	122
Management and Administrative—Institutional Shares	142
Management and Administrative—ETF Shares	141
Marketing and Distribution—Institutional Shares	100
Marketing and Distribution—ETF Shares	39
Custodian Fees	113
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	6
Total Expenses	663
Net Investment Income	14,213
Realized Net Gain (Loss)
Investment Securities Sold	55,099
Futures Contracts	497
Realized Net Gain (Loss)	55,596
Change in Unrealized Appreciation (Depreciation)
Investment Securities	22,908
Futures Contracts	98
Change in Unrealized Appreciation (Depreciation)	23,006
Net Increase (Decrease) in Net Assets Resulting from Operations	92,815
1 Interest income from an affiliated company of the fund was $6,000.

See accompanying Notes, which are an integral part of the Financial Statements.

12

Russell 1000 Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	14,213	21,411
Realized Net Gain (Loss)	55,596	44,496
Change in Unrealized Appreciation (Depreciation)	23,006	182,747
Net Increase (Decrease) in Net Assets Resulting from Operations	92,815	248,654
Distributions
Net Investment Income
Institutional Shares	(10,272)	(15,442)
ETF Shares	(3,940)	(4,868)
Realized Capital Gain
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(14,212)	(20,310)
Capital Share Transactions
Institutional Shares	192,219	96,033
ETF Shares	107,513	104,477
Net Increase (Decrease) from Capital Share Transactions	299,732	200,510
Total Increase (Decrease)	378,335	428,854
Net Assets
Beginning of Period	1,324,241	895,387
End of Period[1]	1,702,576	1,324,241
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $4,578,000 and $4,576,000.

See accompanying Notes, which are an integral part of the Financial Statements.

13

Russell 1000 Index Fund

Financial Highlights

Institutional Shares
	Six Months				Oct. 15,
	Ended				2010[1] to
For a Share Outstanding	February 28,		Year Ended August 31,		August 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$179.58	$146.04	$124.53	$108.35	$103.49
Investment Operations
Net Investment Income	1.596	3.060	2.850	2.314	1.348
Net Realized and Unrealized Gain (Loss)
on Investments	9.033	33.485	21.424	16.100	4.569
Total from Investment Operations	10.629	36.545	24.274	18.414	5.917
Distributions
Dividends from Net Investment Income	(1.709)	(3.005)	(2.764)	(2.234)	(1.057)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.709)	(3.005)	(2.764)	(2.234)	(1.057)
Net Asset Value, End of Period	$188.50	$179.58	$146.04	$124.53	$108.35

Total Return	5.97%	25.24%	19.73%	17.25%	5.67%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,192	$944	$677	$334	$178
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%[2]
Ratio of Net Investment Income to
Average Net Assets	1.93%	1.89%	2.13%	2.10%	1.90%[2]
Portfolio Turnover Rate [3]	2%	7%	11%	36%	20%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

14

Russell 1000 Index Fund

Financial Highlights

ETF Shares
	Six Months				Sept. 20,
	Ended				2010[1] to
For a Share Outstanding	February 28,		Year Ended August 31,		August 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$92.70	$75.40	$64.29	$55.94	$51.78
Investment Operations
Net Investment Income	.806	1.553	1.444	1.176	.736
Net Realized and Unrealized Gain (Loss)
on Investments	4.669	17.272	11.068	8.307	3.957
Total from Investment Operations	5.475	18.825	12.512	9.483	4.693
Distributions
Dividends from Net Investment Income	(.865)	(1.525)	(1.402)	(1.133)	(.533)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.865)	(1.525)	(1.402)	(1.133)	(.533)
Net Asset Value, End of Period	$97.31	$92.70	$75.40	$64.29	$55.94

Total Return	5.95%	25.18%	19.70%	17.19%	9.02%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$511	$380	$219	$148	$14
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.12%[2]
Ratio of Net Investment Income to
Average Net Assets	1.89%	1.85%	2.09%	2.06%	1.86%[2]
Portfolio Turnover Rate [3]	2%	7%	11%	36%	20%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

15

Russell 1000 Index Fund

Notes to Financial Statements

Vanguard Russell 1000 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and ETF Shares. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 28, 2015, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period

16

Russell 1000 Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2011–2014), and for the period ended February 28, 2015, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counter-parties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counter-party risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at February 28, 2015, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution

17

Russell 1000 Index Fund

expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to invest up to 0.40% of its net assets in Vanguard. At February 28, 2015, the fund had contributed capital of $148,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.06% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of February 28, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,689,256	—	—
Temporary Cash Investments	8,446	800	—
Futures Contracts—Liabilities[1]	(41)	—	—
Total	1,697,661	800	—
1 Represents variation margin on the last day of the reporting period.

D. At February 28, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	March 2015	4	2,103	137
E-mini S&P MidCap 400 Index	March 2015	11	1,655	116
E-mini S&P 500 Index	March 2015	75	7,885	(6)
				247

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

18

Russell 1000 Index Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended February 28, 2015, the fund realized $52,932,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2014, the fund had available capital losses totaling $2,437,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2015; should the fund realize net capital losses for the year, the losses will be added to the loss carry-forward balance above.

At February 28, 2015, the cost of investment securities for tax purposes was $1,357,662,000.

Net unrealized appreciation of investment securities for tax purposes was $340,840,000, consisting of unrealized gains of $361,370,000 on securities that had risen in value since their purchase and $20,530,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended February 28, 2015, the fund purchased $439,059,000 of investment securities and sold $143,231,000 of investment securities, other than temporary cash investments. Purchases and sales include $153,238,000 and $130,943,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	February 28, 2015		August 31, 2014
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	287,753	1,585	215,100	1,353
Issued in Lieu of Cash Distributions	9,695	54	14,324	87
Redeemed	(105,229)	(575)	(133,391)	(816)
Net Increase (Decrease)—Institutional Shares	192,219	1,064	96,033	624
ETF Shares
Issued	238,191	2,550	225,033	2,600
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(130,678)	(1,400)	(120,556)	(1,400)
Net Increase (Decrease)—ETF Shares	107,513	1,150	104,477	1,200

H. Management has determined that no material events or transactions occurred subsequent to February 28, 2015, that would require recognition or disclosure in these financial statements.

19

Russell 1000 Value Index Fund

Fund Profile
As of February 28, 2015

Share-Class Characteristics

	Institutional	ETF
	Shares	Shares
Ticker Symbol	VRVIX	VONV
Expense Ratio[1]	0.08%	0.12%
30-Day SEC Yield	2.28%	2.23%

Portfolio Characteristics
			DJ
			U.S.
		Russell	Total
		1000	Market
		Value	FA
	Fund	Index	Index
Number of Stocks	701	700	3,734
Median Market Cap	$59.3B	$59.3B	$49.0B
Price/Earnings
Ratio	18.1x	18.0x	21.4x
Price/Book Ratio	1.9x	1.9x	2.8x
Return on Equity	13.6%	13.6%	17.6%
Earnings Growth
Rate	9.7%	9.7%	13.9%
Dividend Yield	2.3%	2.3%	1.9%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	7%	—	—
Short-Term Reserves	-0.3%	—	—

Sector Diversification (% of equity exposure)
			DJ
			U.S.
		Russell	Total
		1000	Market
		Value	FA
	Fund	Index	Index
Consumer Discretionary	8.0%	8.0%	14.8%
Consumer Staples	6.0	6.0	7.5
Energy	11.1	11.1	7.4
Financial Services	29.8	29.9	19.0
Health Care	14.4	14.4	14.3
Materials & Processing	3.4	3.4	4.2
Producer Durables	10.2	10.1	11.2
Technology	8.8	8.8	16.6
Utilities	8.3	8.3	5.0

Volatility Measures
	Russell	DJ
	1000	U.S. Total
	Value	Market
	Index	FA Index
R-Squared	1.00	0.94
Beta	1.00	0.98
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Exxon Mobil Corp.	Oil: Integrated	3.7%
Berkshire Hathaway Inc.	Insurance: Multi-Line	2.6
Wells Fargo & Co.	Banks: Diversified	2.5
General Electric Co.	Diversified
	Manufacturing
	Operations	2.5
Johnson & Johnson	Pharmaceuticals	2.4
JPMorgan Chase & Co.	Diversified Financial
	Services	2.2
Pfizer Inc.	Pharmaceuticals	2.1
Procter & Gamble Co.	Personal Care	2.1
Chevron Corp.	Oil: Integrated	2.0
AT&T Inc.	Utilities:
	Telecommunications	1.7
Top Ten		23.8%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated December 23, 2014, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2015, the annualized expense ratios were 0.08% for Institutional Shares and 0.12% for ETF Shares.

20

Russell 1000 Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): September 20, 2010, Through February 28, 2015

Russell 1000 Value Index Fund ETF Shares Net Asset Value
Russell 1000 Value Index
Note: For 2015, performance data reflect the six months ended February 28, 2015.

Average Annual Total Returns: Periods Ended December 31, 2014
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Since
	Date	Year	Inception
Institutional Shares	12/10/2010	13.37%	15.66%
ETF Shares	9/20/2010
Market Price		13.32	16.70
Net Asset Value		13.31	16.69

See Financial Highlights for dividend and capital gains information.

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Russell 1000 Value Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of February 28, 2015

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
Wal-Mart Stores Inc.	218,374	18,328	1.2%
Time Warner Inc.	126,863	10,385	0.7%
Ford Motor Co.	592,022	9,674	0.6%
General Motors Co.	244,521	9,123	0.6%
Target Corp.	86,901	6,677	0.4%
Consumer Discretionary—Other †		72,021	4.5%
		126,208	8.0%
Consumer Staples
Procter & Gamble Co.	389,468	33,155	2.1%
CVS Health Corp.	153,151	15,908	1.0%
Mondelez International Inc. Class A	257,991	9,529	0.6%
Philip Morris International Inc.	99,057	8,218	0.5%
Consumer Staples—Other †		28,656	1.8%
		95,466	6.0%
Energy
Exxon Mobil Corp.	655,376	58,027	3.7%
Chevron Corp.	290,545	30,995	1.9%
ConocoPhillips	187,166	12,203	0.8%
Occidental Petroleum Corp.	119,758	9,327	0.6%
Energy—Other †		64,841	4.1%
		175,393	11.1%
Financial Services
* Berkshire Hathaway Inc. Class B	279,372	41,182	2.6%
Wells Fargo & Co.	728,770	39,929	2.5%
JPMorgan Chase & Co.	577,567	35,393	2.2%
Bank of America Corp.	1,604,720	25,371	1.6%
Citigroup Inc.	463,598	24,302	1.6%
Goldman Sachs Group Inc.	68,204	12,944	0.8%

22

Russell 1000 Value Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
US Bancorp	262,232	11,698	0.8%
American International Group Inc.	209,400	11,586	0.7%
Morgan Stanley	234,054	8,377	0.5%
PNC Financial Services Group Inc.	81,489	7,494	0.5%
MetLife Inc.	142,572	7,247	0.5%
Capital One Financial Corp.	87,170	6,861	0.4%
Bank of New York Mellon Corp.	173,854	6,805	0.4%
* Synchrony Financial	5,201	166	0.0%
Financial Services—Other †		231,717	14.6%
		471,072	29.7%
Health Care
Johnson & Johnson	363,942	37,308	2.3%
Pfizer Inc.	973,370	33,406	2.1%
Merck & Co. Inc.	383,567	22,454	1.4%
UnitedHealth Group Inc.	149,527	16,991	1.1%
* Medtronic plc	218,272	16,936	1.1%
Abbott Laboratories	228,934	10,845	0.7%
Eli Lilly & Co.	150,005	10,526	0.7%
Bristol-Myers Squibb Co.	162,447	9,896	0.6%
* Anthem Inc.	42,717	6,256	0.4%
Health Care—Other †		62,434	3.9%
		227,052	14.3%
Materials & Processing
Dow Chemical Co.	154,162	7,591	0.5%
Materials & Processing—Other †		46,287	2.9%
		53,878	3.4%
Producer Durables
General Electric Co.	1,530,247	39,771	2.5%
United Technologies Corp.	124,135	15,133	0.9%
General Dynamics Corp.	46,611	6,469	0.4%
Caterpillar Inc.	75,124	6,228	0.4%
Producer Durables—Other †		92,928	5.9%
		160,529	10.1%
Technology
Intel Corp.	695,064	23,111	1.5%
Cisco Systems Inc.	781,797	23,071	1.5%
Microsoft Corp.	444,987	19,513	1.2%
Hewlett-Packard Co.	289,232	10,077	0.6%
EMC Corp.	281,587	8,149	0.5%
* Yahoo! Inc.	144,384	6,393	0.4%
Technology—Other †		49,097	3.1%
		139,411	8.8%
Utilities
AT&T Inc.	792,128	27,376	1.7%
Duke Energy Corp.	107,800	8,468	0.5%
NextEra Energy Inc.	66,534	6,884	0.5%
Southern Co.	135,902	6,223	0.4%
Utilities—Other †		82,332	5.2%
		131,283	8.3%
Total Common Stocks (Cost $1,298,522)		1,580,292	99.7%[1]

23

Russell 1000 Value Index Fund

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[2,3] Vanguard Market Liquidity Fund	0.134%	68,202	68	0.0%

4U.S. Government and Agency Obligations †			500	0.1%
Total Temporary Cash Investments (Cost $568)			568	0.1%[1]
[5]Total Investments (Cost $1,299,090)			1,580,860	99.8%
Other Assets and Liabilities
Other Assets			16,556	1.0%
Liabilities[3]			(12,597)	(0.8%)
			3,959	0.2%
Net Assets			1,584,819	100.0%

At February 28, 2015, net assets consisted of:
				Amount
				($000)
Paid-in Capital				1,294,859
Undistributed Net Investment Income				5,331
Accumulated Net Realized Gains				2,732
Unrealized Appreciation (Depreciation)
Investment Securities				281,770
Futures Contracts				127
Net Assets				1,584,819

Institutional Shares—Net Assets
Applicable to 6,844,666 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				1,226,791
Net Asset Value Per Share—Institutional Shares				$179.23

ETF Shares—Net Assets
Applicable to 3,900,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				358,028
Net Asset Value Per Share—ETF Shares				$91.80

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and -0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $68,000 of collateral received for securities on loan.
4 Securities with a value of $400,000 have been segregated as initial margin for open futures contracts.
5 The total value of securities on loan is $66,000.
See accompanying Notes, which are an integral part of the Financial Statements.

24

Russell 1000 Value Index Fund

Statement of Operations

Six Months Ended
February 28, 2015
($000)
Investment Income
Income
Dividends	17,973
Interest[1]	1
Securities Lending	27
Total Income	18,001
Expenses
The Vanguard Group—Note B
Investment Advisory Services	129
Management and Administrative—Institutional Shares	197
Management and Administrative—ETF Shares	118
Marketing and Distribution—Institutional Shares	122
Marketing and Distribution—ETF Shares	29
Custodian Fees	53
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	5
Trustees’ Fees and Expenses	1
Total Expenses	654
Net Investment Income	17,347
Realized Net Gain (Loss)
Investment Securities Sold	41,858
Futures Contracts	113
Realized Net Gain (Loss)	41,971
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(4,234)
Futures Contracts	54
Change in Unrealized Appreciation (Depreciation)	(4,180)
Net Increase (Decrease) in Net Assets Resulting from Operations	55,138
1 Interest income from an affiliated company of the fund was $1,000.

See accompanying Notes, which are an integral part of the Financial Statements.

25

Russell 1000 Value Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	17,347	28,675
Realized Net Gain (Loss)	41,971	72,118
Change in Unrealized Appreciation (Depreciation)	(4,180)	164,980
Net Increase (Decrease) in Net Assets Resulting from Operations	55,138	265,773
Distributions
Net Investment Income
Institutional Shares	(14,794)	(22,663)
ETF Shares	(3,896)	(3,927)
Realized Capital Gain
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(18,690)	(26,590)
Capital Share Transactions
Institutional Shares	(23,452)	224,692
ETF Shares	66,738	107,531
Net Increase (Decrease) from Capital Share Transactions	43,286	332,223
Total Increase (Decrease)	79,734	571,406
Net Assets
Beginning of Period	1,505,085	933,679
End of Period[1]	1,584,819	1,505,085
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $5,331,000 and $6,673,000.

See accompanying Notes, which are an integral part of the Financial Statements.

26

Russell 1000 Value Index Fund

Financial Highlights

Institutional Shares
	Six Months				Dec. 10,
	Ended				2010[1] to
For a Share Outstanding	February 28,			Year Ended August 31,	August 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$175.38	$144.13	$120.04	$104.59	$108.03
Investment Operations
Net Investment Income	1.956	3.528	3.228	2.474	1.239
Net Realized and Unrealized Gain (Loss)
on Investments	4.023	31.182	24.017	15.262	(3.373)
Total from Investment Operations	5.979	34.710	27.245	17.736	(2.134)
Distributions
Dividends from Net Investment Income	(2.129)	(3.460)	(3.155)	(2.286)	(1.306)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.129)	(3.460)	(3.155)	(2.286)	(1.306)
Net Asset Value, End of Period	$179.23	$175.38	$144.13	$120.04	$104.59

Total Return	3.45%	24.33%	23.00%	17.23%	-2.06%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,227	$1,222	$797	$541	$164
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%[2]
Ratio of Net Investment Income to
Average Net Assets	2.34%	2.26%	2.46%	2.55%	2.30%[2]
Portfolio Turnover Rate [3]	7%	16%	26%	29%	39%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

27

Russell 1000 Value Index Fund

Financial Highlights

ETF Shares
	Six Months				Sept. 20,
	Ended				2010[1] to
For a Share Outstanding	February 28,			Year Ended August 31,	August 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$89.83	$73.82	$61.49	$53.57	$51.46
Investment Operations
Net Investment Income	.986	1.774	1.610	1.228	.876
Net Realized and Unrealized Gain (Loss)
on Investments	2.061	15.967	12.290	7.833	1.886
Total from Investment Operations	3.047	17.741	13.900	9.061	2.762
Distributions
Dividends from Net Investment Income	(1.077)	(1.731)	(1.570)	(1.141)	(.652)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.077)	(1.731)	(1.570)	(1.141)	(.652)
Net Asset Value, End of Period	$91.80	$89.83	$73.82	$61.49	$53.57

Total Return	3.42%	24.27%	22.90%	17.17%	5.28%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$358	$283	$137	$46	$27
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.15%	0.15%	0.15%[2]
Ratio of Net Investment Income to
Average Net Assets	2.30%	2.22%	2.39%	2.48%	2.23%[2]
Portfolio Turnover Rate [3]	7%	16%	26%	29%	39%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

28

Russell 1000 Value Index Fund

Notes to Financial Statements

Vanguard Russell 1000 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and ETF Shares. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 28, 2015, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

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Russell 1000 Value Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2011–2014), and for the period ended February 28, 2015, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counter-parties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counter-party risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at February 28, 2015, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution

30

Russell 1000 Value Index Fund

expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to invest up to 0.40% of its net assets in Vanguard. At February 28, 2015, the fund had contributed capital of $142,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.06% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of February 28, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,580,292	—	—
Temporary Cash Investments	68	500	—
Futures Contracts—Liabilities[1]	(17)	—	—
Total	1,580,343	500	—
1 Represents variation margin on the last day of the reporting period.

D. At February 28, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	March 2015	43	4,521	93
S&P 500 Index	March 2015	1	526	34
				127

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect

31

Russell 1000 Value Index Fund

their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended February 28, 2015, the fund realized $37,128,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2014, the fund had available capital losses totaling $1,826,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2015; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At February 28, 2015, the cost of investment securities for tax purposes was $1,299,101,000.

Net unrealized appreciation of investment securities for tax purposes was $281,759,000, consisting of unrealized gains of $304,979,000 on securities that had risen in value since their purchase and $23,220,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended February 28, 2015, the fund purchased $197,025,000 of investment securities and sold $155,608,000 of investment securities, other than temporary cash investments. Purchases and sales include $75,025,000 and $103,487,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	February 28, 2015		August 31, 2014
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	102,893	592	364,022	2,304
Issued in Lieu of Cash Distributions	13,738	79	21,267	132
Redeemed	(140,084)	(795)	(160,597)	(998)
Net Increase (Decrease)—Institutional Shares	(23,453)	(124)	224,692	1,438
ETF Shares
Issued	179,605	2,000	309,691	3,650
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(112,867)	(1,250)	(202,160)	(2,350)
Net Increase (Decrease)—ETF Shares	66,738	750	107,531	1,300

H. Management has determined that no material events or transactions occurred subsequent to February 28, 2015, that would require recognition or disclosure in these financial statements.

32

Russell 1000 Growth Index Fund

Fund Profile
As of February 28, 2015

Share-Class Characteristics

	Institutional	ETF
	Shares	Shares
Ticker Symbol	VRGWX	VONG
Expense Ratio[1]	0.08%	0.12%
30-Day SEC Yield	1.45%	1.40%

Portfolio Characteristics
			DJ
			U.S.
		Russell	Total
		1000	Market
		Growth	FA
	Fund	Index	Index
Number of Stocks	682	681	3,734
Median Market Cap	$64.8B	$64.8B	$49.0B
Price/Earnings
Ratio	24.0x	24.0x	21.4x
Price/Book Ratio	5.6x	5.6x	2.8x
Return on Equity	23.7%	23.5%	17.6%
Earnings Growth
Rate	17.6%	17.6%	13.9%
Dividend Yield	1.5%	1.5%	1.9%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	8%	—	—
Short-Term Reserves	-0.1%	—	—

Sector Diversification (% of equity exposure)
			DJ
			U.S.
		Russell	Total
		1000	Market
		Growth	FA
	Fund	Index	Index
Consumer Discretionary 20.7%		20.7%	14.8%
Consumer Staples	9.7	9.7	7.5
Energy	4.4	4.4	7.4
Financial Services	8.2	8.1	19.0
Health Care	14.1	14.1	14.3
Materials & Processing	4.7	4.7	4.2
Producer Durables	12.1	12.2	11.2
Technology	24.0	24.0	16.6
Utilities	2.1	2.1	5.0

Volatility Measures
		DJ
		U.S. Total
	Russell 1000	Market
	Growth Index	FA Index
R-Squared	1.00	0.93
Beta	1.00	0.97
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Apple Inc.	Computer
	Technology	6.9%
Google Inc.	Computer Services
	Software & Systems	2.8
Microsoft Corp.	Computer Services
	Software & Systems	2.1
Verizon Communications	Utilities:
Inc.	Telecommunications	1.8
Coca-Cola Co.	Beverage: Soft
	Drinks	1.5
Gilead Sciences Inc.	Pharmaceuticals	1.4
Home Depot Inc.	Specialty Retail	1.4
Facebook Inc.	Computer Services
	Software & Systems	1.4
International Business	Computer
Machines Corp.	Technology	1.4
Walt Disney Co.	Entertainment	1.4
Top Ten		22.1%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated December 23, 2014, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2015, the annualized expense ratios were 0.08% for Institutional Shares and 0.12% for ETF Shares.

33

Russell 1000 Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): September 20, 2010, Through February 28, 2015

Russell 1000 Growth Index Fund ETF Shares Net Asset Value
Russell 1000 Growth Index
Note: For 2015, performance data reflect the six months ended February 28, 2015.

Average Annual Total Returns: Periods Ended December 31, 2014
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Since
	Date	Year	Inception
Institutional Shares	12/6/2010	12.97%	15.73%
ETF Shares	9/20/2010
Market Price		12.95	17.58
Net Asset Value		12.93	17.57

See Financial Highlights for dividend and capital gains information.

34

Russell 1000 Growth Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of February 28, 2015

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
Home Depot Inc.	227,445	26,099	1.4%
Walt Disney Co.	241,322	25,117	1.3%
* Amazon.com Inc.	62,471	23,749	1.3%
Comcast Corp. Class A	394,133	23,404	1.3%
McDonald’s Corp.	164,394	16,259	0.9%
Lowe’s Cos. Inc.	169,459	12,555	0.7%
* eBay Inc.	210,805	12,208	0.7%
Starbucks Corp.	125,179	11,702	0.6%
NIKE Inc. Class B	116,237	11,289	0.6%
* Priceline Group Inc.	8,587	10,626	0.6%
Costco Wholesale Corp.	69,009	10,142	0.5%
Twenty-First Century Fox Inc. Class A	233,493	8,172	0.4%
Consumer Discretionary—Other †		192,599	10.4%
		383,921	20.7%
Consumer Staples
Coca-Cola Co.	660,213	28,587	1.5%
PepsiCo Inc.	252,124	24,955	1.3%
Altria Group Inc.	312,456	17,588	1.0%
Philip Morris International Inc.	153,574	12,741	0.7%
Walgreens Boots Alliance Inc.	119,346	9,915	0.5%
Colgate-Palmolive Co.	136,195	9,645	0.5%
Consumer Staples—Other †		77,320	4.2%
		180,751	9.7%
Energy
Schlumberger Ltd.	216,264	18,201	1.0%
Energy—Other †		63,441	3.4%
		81,642	4.4%
Financial Services
Visa Inc. Class A	83,369	22,619	1.2%
MasterCard Inc. Class A	167,193	15,069	0.8%

35

Russell 1000 Growth Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
American Express Co.	150,847	12,308	0.7%
Financial Services—Other †		101,075	5.4%
		151,071	8.1%
Health Care
* Gilead Sciences Inc.	255,321	26,433	1.4%
Amgen Inc.	119,343	18,823	1.0%
* Celgene Corp.	133,236	16,192	0.9%
* Biogen Idec Inc.	39,438	16,153	0.9%
AbbVie Inc.	264,451	15,999	0.8%
* Actavis plc	42,224	12,302	0.7%
Allergan Inc.	49,476	11,515	0.6%
* Express Scripts Holding Co.	105,824	8,973	0.5%
McKesson Corp.	38,358	8,772	0.5%
Health Care—Other †		126,233	6.8%
		261,395	14.1%
Materials & Processing
EI du Pont de Nemours & Co.	144,201	11,226	0.6%
Monsanto Co.	80,501	9,695	0.5%
Materials & Processing—Other †		66,230	3.6%
		87,151	4.7%

Other †		7	0.0%

Producer Durables
3M Co.	108,808	18,350	1.0%
Boeing Co.	121,281	18,295	1.0%
Union Pacific Corp.	150,677	18,120	1.0%
Honeywell International Inc.	130,221	13,384	0.7%
United Parcel Service Inc. Class B	117,701	11,974	0.6%
Accenture plc Class A	105,325	9,482	0.5%
Lockheed Martin Corp.	45,063	9,015	0.5%
Producer Durables—Other †		126,895	6.8%
		225,515	12.1%
Technology
Apple Inc.	1,002,570	128,790	6.9%
Microsoft Corp.	888,648	38,967	2.1%
* Google Inc. Class C	47,228	26,372	1.4%
* Google Inc. Class A	46,668	26,257	1.4%
* Facebook Inc. Class A	328,338	25,929	1.4%
International Business Machines Corp.	157,359	25,483	1.4%
Oracle Corp.	546,153	23,932	1.3%
QUALCOMM Inc.	280,637	20,349	1.1%
Texas Instruments Inc.	179,554	10,558	0.5%
Technology—Other †		118,388	6.4%
		445,025	23.9%
Utilities
Verizon Communications Inc.	688,573	34,050	1.8%
Utilities—Other †		5,079	0.3%
		39,129	2.1%
Total Common Stocks (Cost $1,398,800)		1,855,607	99.8%[1]

36

Russell 1000 Growth Index Fund

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[2,3] Vanguard Market Liquidity Fund	0.134%	382,902	383	0.1%

4U.S. Government and Agency Obligations †			200	0.0%
Total Temporary Cash Investments (Cost $583)			583	0.1%[1]
[5]Total Investments (Cost $1,399,383)			1,856,190	99.9%
Other Assets and Liabilities
Other Assets			4,995	0.2%
Liabilities[3]			(2,314)	(0.1%)
			2,681	0.1%
Net Assets			1,858,871	100.0%

At February 28, 2015, net assets consisted of:
Amount
($000)
Paid-in Capital	1,420,357
Undistributed Net Investment Income	4,306
Accumulated Net Realized Losses	(22,770)
Unrealized Appreciation (Depreciation)
Investment Securities	456,807
Futures Contracts	171
Net Assets	1,858,871

Institutional Shares—Net Assets
Applicable to 7,450,741 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,475,103
Net Asset Value Per Share—Institutional Shares	$197.98

ETF Shares—Net Assets
Applicable to 3,726,711 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	383,768
Net Asset Value Per Share—ETF Shares	$102.98

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and -0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $383,000 of collateral received for securities on loan.
4 Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.
5 The total value of securities on loan is $370,000.
See accompanying Notes, which are an integral part of the Financial Statements.

37

Russell 1000 Growth Index Fund

Statement of Operations

Six Months Ended
February 28, 2015
($000)
Investment Income
Income
Dividends	14,284
Interest[1]	2
Securities Lending	33
Total Income	14,319
Expenses
The Vanguard Group—Note B
Investment Advisory Services	145
Management and Administrative—Institutional Shares	234
Management and Administrative—ETF Shares	118
Marketing and Distribution—Institutional Shares	144
Marketing and Distribution—ETF Shares	29
Custodian Fees	53
Shareholders’ Reports—Institutional Shares	3
Shareholders’ Reports—ETF Shares	3
Trustees’ Fees and Expenses	1
Total Expenses	730
Net Investment Income	13,589
Realized Net Gain (Loss)
Investment Securities Sold	91,081
Futures Contracts	91
Realized Net Gain (Loss)	91,172
Change in Unrealized Appreciation (Depreciation)
Investment Securities	39,249
Futures Contracts	161
Change in Unrealized Appreciation (Depreciation)	39,410
Net Increase (Decrease) in Net Assets Resulting from Operations	144,171
1 Interest income from an affiliated company of the fund was $2,000.

See accompanying Notes, which are an integral part of the Financial Statements.

38

Russell 1000 Growth Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	13,589	23,049
Realized Net Gain (Loss)	91,172	77,052
Change in Unrealized Appreciation (Depreciation)	39,410	234,680
Net Increase (Decrease) in Net Assets Resulting from Operations	144,171	334,781
Distributions
Net Investment Income
Institutional Shares	(11,219)	(18,832)
ETF Shares	(2,347)	(3,358)
Realized Capital Gain
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(13,566)	(22,190)
Capital Share Transactions
Institutional Shares	(91,368)	204,387
ETF Shares	64,819	97,668
Net Increase (Decrease) from Capital Share Transactions	(26,549)	302,055
Total Increase (Decrease)	104,056	614,646
Net Assets
Beginning of Period	1,754,815	1,140,169
End of Period[1]	1,858,871	1,754,815
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $4,306,000 and $4,282,000.

See accompanying Notes, which are an integral part of the Financial Statements.

39

Russell 1000 Growth Index Fund

Financial Highlights

Institutional Shares
	Six Months				Dec. 6,
	Ended				2010[1] to
For a Share Outstanding	February 28,			Year Ended August 31,	August 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$184.06	$148.07	$129.59	$112.09	$110.81
Investment Operations
Net Investment Income	1.465	2.544	2.446	1.812	.879
Net Realized and Unrealized Gain (Loss)
on Investments	13.909	35.986	18.488	17.342	1.278
Total from Investment Operations	15.374	38.530	20.934	19.154	2.157
Distributions
Dividends from Net Investment Income	(1.454)	(2.540)	(2.454)	(1.654)	(.877)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.454)	(2.540)	(2.454)	(1.654)	(.877)
Net Asset Value, End of Period	$197.98	$184.06	$148.07	$129.59	$112.09

Total Return	8.41%	26.20%	16.35%	17.26%	1.92%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,475	$1,460	$992	$576	$154
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%[2]
Ratio of Net Investment Income to
Average Net Assets	1.59%	1.55%	1.80%	1.66%	1.54%[2]
Portfolio Turnover Rate [3]	8%	18%	29%	25%	30%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

40

Russell 1000 Growth Index Fund

Financial Highlights

ETF Shares
	Six Months				Sept. 20,
	Ended				2010[1] to
For a Share Outstanding	February 28,			Year Ended August 31,	August 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$95.74	$77.02	$67.41	$58.31	$52.12
Investment Operations
Net Investment Income	.745	1.293	1.226	.900	.579
Net Realized and Unrealized Gain (Loss)
on Investments	7.237	18.713	9.611	9.023	6.044
Total from Investment Operations	7.982	20.006	10.837	9.923	6.623
Distributions
Dividends from Net Investment Income	(.742)	(1.286)	(1.227)	(.823)	(.433)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.742)	(1.286)	(1.227)	(.823)	(.433)
Net Asset Value, End of Period	$102.98	$95.74	$77.02	$67.41	$58.31

Total Return	8.39%	26.15%	16.27%	17.18%	12.69%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$384	$295	$148	$76	$52
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.15%	0.15%	0.15%[2]
Ratio of Net Investment Income to
Average Net Assets	1.55%	1.51%	1.73%	1.59%	1.47%[2]
Portfolio Turnover Rate [3]	8%	18%	29%	25%	30%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

41

Russell 1000 Growth Index Fund

Notes to Financial Statements

Vanguard Russell 1000 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and ETF Shares. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 28, 2015, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

42

Russell 1000 Growth Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2011–2014), and for the period ended February 28, 2015, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counter-parties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counter-party risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at February 28, 2015, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution

43

Russell 1000 Growth Index Fund

expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to invest up to 0.40% of its net assets in Vanguard. At February 28, 2015, the fund had contributed capital of $163,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.07% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of February 28, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,855,607	—	—
Temporary Cash Investments	383	200	—
Futures Contracts—Liabilities[1]	(9)	—	—
Total	1,855,981	200	—
1 Represents variation margin on the last day of the reporting period.

D. At February 28, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	March 2015	5	2,629	171

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss

44

Russell 1000 Growth Index Fund

are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended February 28, 2015, the fund realized $89,826,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

For tax purposes, at August 31, 2014, the fund had available capital losses totaling $23,780,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2015; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At February 28, 2015, the cost of investment securities for tax purposes was $1,399,383,000.

Net unrealized appreciation of investment securities for tax purposes was $456,807,000, consisting of unrealized gains of $477,773,000 on securities that had risen in value since their purchase and $20,966,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended February 28, 2015, the fund purchased $265,275,000 of investment securities and sold $292,799,000 of investment securities, other than temporary cash investments. Purchases and sales include $97,510,000 and $221,869,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	February 28, 2015		August 31, 2014
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	157,629	846	442,008	2,640
Issued in Lieu of Cash Distributions	10,546	57	17,909	107
Redeemed	(259,543)	(1,386)	(255,530)	(1,511)
Net Increase (Decrease)—Institutional Shares	(91,368)	(483)	204,387	1,236
ETF Shares
Issued	292,515	3,000	318,047	3,600
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(227,696)	(2,350)	(220,379)	(2,450)
Net Increase (Decrease)—ETF Shares	64,819	650	97,668	1,150

H. Management has determined that no material events or transactions occurred subsequent to February 28, 2015, that would require recognition or disclosure in these financial statements.

45

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

46

Six Months Ended February 28, 2015
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	8/31/2014	2/28/2015	Period
Based on Actual Fund Return
Russell 1000 Index Fund
Institutional Shares	$1,000.00	$1,059.71	$0.41
ETF Shares	1,000.00	1,059.48	0.61
Russell 1000 Value Index Fund
Institutional Shares	$1,000.00	$1,034.48	$0.40
ETF Shares	1,000.00	1,034.19	0.61
Russell 1000 Growth Index Fund
Institutional Shares	$1,000.00	$1,084.14	$0.41
ETF Shares	1,000.00	1,083.90	0.62
Based on Hypothetical 5% Yearly Return
Russell 1000 Index Fund
Institutional Shares	$1,000.00	$1,024.40	$0.40
ETF Shares	1,000.00	1,024.20	0.60
Russell 1000 Value Index Fund
Institutional Shares	$1,000.00	$1,024.40	$0.40
ETF Shares	1,000.00	1,024.20	0.60
Russell 1000 Growth Index Fund
Institutional Shares	$1,000.00	$1,024.40	$0.40
ETF Shares	1,000.00	1,024.20	0.60
The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Russell 1000 Index Fund, 0.08% for Institutional Shares and 0.12% for ETF Shares; for the Russell 1000 Value Index Fund, 0.08% for Institutional Shares and 0.12% for ETF Shares; and for the Russell 1000 Growth Index Fund, 0.08% for Institutional Shares and 0.12% for ETF Shares. The dollar amounts shown as ”Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

47

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

48

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

49

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 178 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
F. William McNabb III	Occupation(s) During the Past Five Years and Other
Born 1957. Trustee Since July 2009. Chairman of	Experience: Chairman and Chief Executive Officer
the Board. Principal Occupation(s) During the Past	(retired 2009) and President (2006–2008) of
Five Years and Other Experience: Chairman of the	Rohm and Haas Co. (chemicals); Director of Tyco
Board of The Vanguard Group, Inc., and of each of	International PLC (diversified manufacturing and
the investment companies served by The Vanguard	services), Hewlett-Packard Co. (electronic computer
Group, since January 2010; Director of The Vanguard	manufacturing), and Delphi Automotive PLC
Group since 2008; Chief Executive Officer and	(automotive components); Senior Advisor at New
President of The Vanguard Group, and of each of	Mountain Capital.
the investment companies served by The Vanguard
Group, since 2008; Director of Vanguard Marketing	Amy Gutmann
Corporation; Managing Director of The Vanguard	Born 1949. Trustee Since June 2006. Principal
Group (1995–2008).	Occupation(s) During the Past Five Years and
Other Experience: President of the University of
IndependentTrustees	Pennsylvania; Christopher H. Browne Distinguished
Professor of Political Science, School of Arts and
Emerson U. Fullwood	Sciences, and Professor of Communication, Annenberg
Born 1948. Trustee Since January 2008. Principal	School for Communication, with secondary faculty
Occupation(s) During the Past Five Years and	appointments in the Department of Philosophy, School
Other Experience: Executive Chief Staff and	of Arts and Sciences, and at the Graduate School of
Marketing Officer for North America and Corporate	Education, University of Pennsylvania; Trustee of the
Vice President (retired 2008) of Xerox Corporation	National Constitution Center; Chair of the Presidential
(document management products and services);	Commission for the Study of Bioethical Issues.
Executive in Residence and 2009–2010 Distinguished
Minett Professor at the Rochester Institute of	JoAnn Heffernan Heisen
Technology; Director of SPX Corporation (multi-industry	Born 1950. Trustee Since July 1998. Principal
manufacturing), the United Way of Rochester,	Occupation(s) During the Past Five Years and Other
Amerigroup Corporation (managed health care), the	Experience: Corporate Vice President and Chief
University of Rochester Medical Center, Monroe	Global Diversity Officer (retired 2008) and Member
Community College Foundation, and North Carolina	of the Executive Committee (1997–2008) of Johnson
A&T University.	& Johnson (pharmaceuticals/medical devices/
consumer products); Director of Skytop Lodge
Corporation (hotels), the University Medical Center
at Princeton, the Robert Wood Johnson Foundation,
and the Center for Talent Innovation; Member of
the Advisory Board of the Institute for Women’s
Leadership at Rutgers University.

F. Joseph Loughrey	Executive Officers
Born 1949. Trustee Since October 2009. Principal
Occupation(s) During the Past Five Years and Other	Glenn Booraem
Experience: President and Chief Operating Officer	Born 1967. Controller Since July 2010. Principal
(retired 2009) of Cummins Inc. (industrial machinery);	Occupation(s) During the Past Five Years and Other
Chairman of the Board of Hillenbrand, Inc. (specialized	Experience: Principal of The Vanguard Group, Inc.;
consumer services), and of Oxfam America; Director	Controller of each of the investment companies served
of SKF AB (industrial machinery), Hyster-Yale Materials	by The Vanguard Group; Assistant Controller of each of
Handling, Inc. (forklift trucks), the Lumina Foundation	the investment companies served by The Vanguard
for Education, and the V Foundation for Cancer	Group (2001–2010).
Research; Member of the Advisory Council for the
College of Arts and Letters and of the Advisory Board	Thomas J. Higgins
to the Kellogg Institute for International Studies, both	Born 1957. Chief Financial Officer Since September
at the University of Notre Dame.	2008. Principal Occupation(s) During the Past Five
Years and Other Experience: Principal of The Vanguard
Mark Loughridge	Group, Inc.; Chief Financial Officer of each of the
Born 1953. Trustee Since March 2012. Principal	investment companies served by The Vanguard Group;
Occupation(s) During the Past Five Years and Other	Treasurer of each of the investment companies served
Experience: Senior Vice President and Chief Financial	by The Vanguard Group (1998–2008).
Officer (retired 2013) at IBM (information technology
services); Fiduciary Member of IBM’s Retirement Plan	Kathryn J. Hyatt
Committee (2004–2013); Director of the Dow Chemical	Born 1955. Treasurer Since November 2008. Principal
Company; Member of the Council on Chicago Booth.	Occupation(s) During the Past Five Years and Other
Experience: Principal of The Vanguard Group, Inc.;
Scott C. Malpass	Treasurer of each of the investment companies served
Born 1962. Trustee Since March 2012. Principal	by The Vanguard Group; Assistant Treasurer of each of
Occupation(s) During the Past Five Years and Other	the investment companies served by The Vanguard
Experience: Chief Investment Officer and Vice	Group (1988–2008).
President at the University of Notre Dame; Assistant
Professor of Finance at the Mendoza College of	Heidi Stam
Business at Notre Dame; Member of the Notre Dame	Born 1956. Secretary Since July 2005. Principal
403(b) Investment Committee; Board Member of	Occupation(s) During the Past Five Years and Other
TIFF Advisory Services, Inc., and Catholic Investment	Experience: Managing Director of The Vanguard
Services, Inc. (investment advisors); Member of	Group, Inc.; General Counsel of The Vanguard Group;
the Investment Advisory Committee of Major	Secretary of The Vanguard Group and of each of the
League Baseball.	investment companies served by The Vanguard Group;
Director and Senior Vice President of Vanguard
André F. Perold	Marketing Corporation.
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years and Other	Vanguard Senior ManagementTeam
Experience: George Gund Professor of Finance and
Banking, Emeritus at the Harvard Business School	Mortimer J. Buckley	Chris D. McIsaac
(retired 2011); Chief Investment Officer and Managing	Kathleen C. Gubanich	Michael S. Miller
Partner of HighVista Strategies LLC (private investment	Paul A. Heller	James M. Norris
firm); Director of Rand Merchant Bank; Overseer of	Martha G. King	Glenn W. Reed
the Museum of Fine Arts Boston.	John T. Marcante

Peter F. Volanakis	Chairman Emeritus and Senior Advisor
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years and Other	John J. Brennan
Experience: President and Chief Operating Officer	Chairman, 1996–2009
(retired 2010) of Corning Incorporated (communications	Chief Executive Officer and President, 1996–2008
equipment); Trustee of Colby-Sawyer College;
Member of the Advisory Board of the Norris Cotton	Founder
Cancer Center and of the Advisory Board of the
Parthenon Group (strategy consulting).	John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	The Russell Indexes and Russell® are registered
Direct Investor Account Services > 800-662-2739	trademarks of Russell Investments and have been
licensed for use by The Vanguard Group, Inc. The
Institutional Investor Services > 800-523-1036	products are not sponsored, endorsed, sold, or
Text Telephone for People	promoted by Russell Investments and Russell
With Hearing Impairment > 800-749-7273	Investments makes no representation regarding the
advisability of investing in the products.
This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2015 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q18482 042015

Semiannual Report | February 28, 2015

Vanguard Russell 2000 Index Funds

Vanguard Russell 2000 Index Fund

Vanguard Russell 2000 Value Index Fund

Vanguard Russell 2000 Growth Index Fund

The mission continues

On May 1, 1975, Vanguard began operations, a fledgling company based on the simple but revolutionary idea that a mutual fund company should be managed solely in the interest of its investors.

Four decades later, that revolutionary spirit continues to animate the enterprise. Vanguard remains on a mission to give investors the best chance of investment success.

As we mark our 40th anniversary, we thank you for entrusting your assets to Vanguard and giving us the opportunity to help you reach your financial goals in the decades to come.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Russell 2000 Index Fund.	8
Russell 2000 Value Index Fund.	21
Russell 2000 Growth Index Fund.	34
About Your Fund’s Expenses.	48
Glossary.	50

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Since our founding, Vanguard has drawn inspiration from the enterprise and valor demonstrated by British naval hero Horatio Nelson and his command at the Battle of the Nile in 1798. The photograph displays a replica of a merchant ship from the same era as Nelson’s flagship, the HMS Vanguard.

Your Fund’s Total Returns

Six Months Ended February 28, 2015
Total
Returns
Vanguard Russell 2000 Index Fund
Institutional Shares	5.74%
ETF Shares
Market Price	5.76
Net Asset Value	5.70
Russell 2000 Index	5.70
Small-Cap Core Funds Average	3.46
Small-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard Russell 2000 Value Index Fund
Institutional Shares	2.31%
ETF Shares
Market Price	2.28
Net Asset Value	2.24
Russell 2000 Value Index	2.31
Small-Cap Value Funds Average	1.10
Small-Cap Value Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard Russell 2000 Growth Index Fund
Institutional Shares	9.20%
ETF Shares
Market Price	9.18
Net Asset Value	9.14
Russell 2000 Growth Index	9.11
Small-Cap Growth Funds Average	7.74
Small-Cap Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the Nasdaq exchange and are available only through brokers. The table provides ETF returns based on both the Nasdaq market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

1

Chairman’s Letter

Dear Shareholder,

U.S. stocks logged modest gains for the six months ended February 28, 2015. Large-capitalization stocks just slightly outperformed those of small companies.

Returns for the Vanguard Russell 2000 Index Funds ranged from 9.14% for the Growth Fund to 2.24% for the Value Fund. Vanguard Russell 2000 Index Fund, which encompasses both growth and value stocks, fell in between, with a return of 5.70%. (The returns cited in this letter are for ETF Shares based on net asset value.)

Each fund achieved its objective of closely tracking the performance of its target index, and each also outpaced the average return of its peer group.

As we announced earlier, the three Russell 2000 Index Funds and 21 other funds in Vanguard’s lineup will begin paying a dividend each quarter rather than once a year. The change, which will take effect in the third quarter of 2015, should align distributions more closely with those of the other Vanguard stock index funds and help the funds operate more efficiently.

A surge in February powered U.S. stocks for the period
U.S. stocks performed solidly but unevenly over the six months. Despite declines in two of those months and flat returns in another, the broad U.S. stock market ended the period up about 6%.

2

Overall returns were powered by a robust advance in February, when the broad market recorded its largest monthly gain since October 2011. Investors were cheered by stabilization in oil prices and guidance from the Federal Reserve that it wouldn’t raise interest rates prematurely.

After some ups and downs, international stocks returned about –3% in dollar terms. In addition to the dollar’s strength, various geopolitical issues restrained results. Stocks in emerging markets and the developed markets of the Pacific region and Europe backtracked, with emerging markets faring the worst. In local currency terms, though, international stocks rose.

Bonds notched positive results despite early and late retreats
The broad U.S. taxable bond market returned 2.25%, although bond prices declined over the period’s first and final months. When the stock market turned volatile, investors favored the relative safety offered by bonds, which also benefited from various global stimulus programs.

Conversely, bond prices fell in February as the Fed suggested that a midyear interest rate increase was an option if the economy continued to perform well. The yield of the 10-year Treasury note ended February at 2.03%, down from 2.34% six months earlier. (Bond prices and yields move in opposite directions.)

Market Barometer

			Total Returns
		Periods Ended February 28, 2015
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	6.00%	14.88%	16.39%
Russell 2000 Index (Small-caps)	5.70	5.63	15.97
Russell 3000 Index (Broad U.S. market)	5.98	14.12	16.36
FTSE All-World ex US Index (International)	-3.34	1.69	6.94

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	2.25%	5.05%	4.29%
Barclays Municipal Bond Index (Broad tax-exempt market)	2.21	6.49	5.00
Citigroup Three-Month U.S. Treasury Bill Index	0.00	0.03	0.06

CPI
Consumer Price Index	-1.32%	-0.03%	1.61%

3

Municipal bonds, which returned 2.21%, lost some steam toward the end of the period amid increased bond issuance and the prospect of higher interest rates.

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned –9.54%, weighed down by the weakness of foreign currencies relative to the dollar. International bonds that were hedged to eliminate the effect of currency exchange rates produced positive returns.

Money market funds and savings accounts provided scant returns as the Fed’s target for short-term rates remained at 0%–0.25%.

Health care stocks showed vigor, while energy companies slumped
Although large- and small-company stocks performed similarly over the six months, the story was different for growth stocks versus value. Among small companies, growth stocks—which are considered to have more earnings potential—easily outdistanced their value counterparts, which are viewed as potentially underpriced.

However, even though the returns of the Russell 2000 Growth Index Fund and Russell 2000 Value Index Fund diverged, health care stocks led the way across the

Expense Ratios
Your Fund Compared With Its Peer Group

	Institutional	ETF	Peer Group
	Shares	Shares	Average
Russell 2000 Index Fund	0.08%	0.15%	1.29%
Russell 2000 Value Index Fund	0.08	0.20	1.35
Russell 2000 Growth Index Fund	0.08	0.20	1.39
The fund expense ratios shown are from the prospectus dated December 23, 2014, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2015, the funds’ annualized expense ratios were: for the Russell 2000 Index Fund, 0.08% for Institutional Shares and 0.14% for ETF Shares; for the Russell 2000 Value Index Fund, 0.08% for Institutional Shares and 0.19% for ETF Shares; and for the Russell 2000 Growth Index Fund, 0.08% for Institutional Shares and 0.19% for ETF Shares. The peer-group expense ratios are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2014.

Peer groups: For the Russell 2000 Index Fund, Small-Cap Core Funds; for the Russell 2000 Value Index Fund, Small-Cap Value Funds; and for the Russell 2000 Growth Fund, Small-Cap Growth Funds.

4

board. The sector returned 20% or more for all three Vanguard Russell 2000 Index Funds, boosted by investor enthusiasm over developments in biotechnology, as well as by mergers and acquisitions.

Technology companies—especially in software development and system services—also outpaced the overall results for each of the three funds as the accelerating integration of information technology with business operations raised hopes for continued growth.

Consumer-related stocks were another highlight, as investors anticipated increased consumer spending amid rising employment. Lower energy prices were expected to help discretionary spending as well.

Financial services, the largest sector in two of the funds, returned close to 6% or more for all three. Real estate investment trusts were a bright spot; the drop in interest rates benefited REITs because lower capital costs in a growing economy can help their profit margins. REITs’ regular dividends are also attractive when interest rates are low.

The clear laggard among small-caps was the energy sector. The plunge in oil prices hit energy companies hard, with the sector’s returns ranging from –41% to –50% across the three funds. Small-cap materials and processing stocks also underperformed as slowing growth in China and falling commodity prices worried investors.

Both ETFs and mutual funds offer the chance for long-term success
The popularity of exchange-traded funds (ETFs), most of which seek to track an index, has surged over the past decade. We see this as an indication that our message is taking hold: Broad diversification and low costs are keys to long-term success, and indexing is a great way to implement strategies based on those tenets.

As you probably know, ETFs combine the investment characteristics of mutual funds with the trading characteristics of stocks. As with stocks, ETF prices change throughout the day. In contrast, traditional open-end mutual funds are priced once a day, shortly after the market’s close.

Some say ETFs are more of a trading tool than an investment tool. We don’t think this has to be the case. In fact, we’re seeing much greater use of ETFs as part of long-term plans. Certainly, they are easy to trade. But they are also easy to hold. And, unlike with traditional mutual funds, the investor doing the trading is the one who pays the transaction costs—not the other fund shareholders.

5

Vanguard ETFs® are simply another share class of our traditional mutual funds. Clients select the share class that best meets their needs. The portfolios are identical. Vanguard research has shown that ETFs and mutual funds perform essentially the same investment function, and that investors can use both to create a low-cost, well-diversified portfolio of stocks and bonds. You can read more in

Buying on the FACTS: Investors’ Choices Between ETFs and Mutual Funds, available at vanguard.com/research.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
March 17, 2015

6

Your Fund’s Performance at a Glance
August 31, 2014, Through February 28, 2015
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Russell 2000 Index Fund
Institutional Shares	$179.29	$187.38	$2.131	$0.000
ETF Shares	93.72	97.96	1.071	0.000
Vanguard Russell 2000 Value Index Fund
Institutional Shares	$173.15	$173.97	$3.136	$0.000
ETF Shares	87.76	88.21	1.503	0.000
Vanguard Russell 2000 Growth Index Fund
Institutional Shares	$190.26	$206.24	$1.453	$0.000
ETF Shares	99.83	108.28	0.641	0.000

7

Russell 2000 Index Fund

Fund Profile
As of February 28, 2015

Share-Class Characteristics

	Institutional	ETF
	Shares	Shares
Ticker Symbol	VRTIX	VTWO
Expense Ratio[1]	0.08%	0.15%
30-Day SEC Yield	1.18%	1.15%

Portfolio Characteristics
			DJ
			U.S.
			Total
		Russell	Market
		2000	FA
	Fund	Index	Index
Number of Stocks	2,019	1,988	3,734
Median Market Cap	$1.8B	$1.8B	$49.0B
Price/Earnings Ratio	32.7x	32.4x	21.4x
Price/Book Ratio	2.3x	2.3x	2.8x
Return on Equity	9.9%	9.9%	17.6%
Earnings Growth
Rate	13.8%	13.8%	13.9%
Dividend Yield	1.3%	1.3%	1.9%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	7%	—	—
Short-Term Reserves	0.1%	—	—

Sector Diversification (% of equity exposure)
			DJ
			U.S.
			Total
		Russell	Market
		2000	FA
	Fund	Index	Index
Consumer
Discretionary	14.6%	14.6%	14.8%
Consumer Staples	2.9	2.9	7.5
Energy	3.2	3.2	7.4
Financial Services	24.8	24.8	19.0
Health Care	15.5	15.4	14.3
Materials & Processing	6.6	6.6	4.2
Producer Durables	13.1	13.2	11.2
Technology	14.8	14.8	16.6
Utilities	4.5	4.5	5.0

Volatility Measures
		DJ
	Russell	U.S. Total
	2000	Market
	Index	FA Index
R-Squared	1.00	0.79
Beta	1.00	1.22
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Qorvo Inc.	Semiconductors &
	Components	0.6%
Isis Pharmaceuticals Inc.	Pharmaceuticals	0.4
Brunswick Corp.	Recreational Vehicles
	& Boats	0.3
Office Depot Inc.	Specialty Retail	0.3
Puma Biotechnology Inc.	Biotechnology	0.3
Graphic Packaging	Containers &
Holding Co.	Packaging	0.3
Ultimate Software Group	Computer Services
Inc.	Software & Systems	0.3
DexCom Inc.	Medical Equipment	0.3
LaSalle Hotel Properties	Real Estate
	Investment Trusts
	(REITs)	0.2
JetBlue Airways Corp.	Air Transport	0.2
Top Ten		3.2%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated December 23, 2014, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2015, the annualized expense ratios were 0.08% for Institutional Shares and 0.14% for ETF Shares.

8

Russell 2000 Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): September 20, 2010, Through February 28, 2015

Average Annual Total Returns: Periods Ended December 31, 2014
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Since
	Date	Year	Inception
Institutional Shares	12/22/2010	5.00%	12.61%
ETF Shares	9/20/2010
Market Price		4.99	16.22
Net Asset Value		4.92	16.22

See Financial Highlights for dividend and capital gains information.

9

Russell 2000 Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of February 28, 2015

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
Brunswick Corp.	43,398	2,354	0.3%
* Office Depot Inc.	250,283	2,345	0.3%
Jack in the Box Inc.	18,717	1,810	0.2%
Dana Holding Corp.	79,165	1,730	0.2%
* Buffalo Wild Wings Inc.	8,840	1,690	0.2%
* Tenneco Inc.	28,486	1,659	0.2%
Consumer Discretionary—Other †		109,764	13.1%
		121,352	14.5%
Consumer Staples
* United Natural Foods Inc.	23,184	1,925	0.2%
* TreeHouse Foods Inc.	19,667	1,643	0.2%
Consumer Staples—Other †		20,488	2.5%
		24,056	2.9%

Energy †		26,413	3.1%

Financial Services
LaSalle Hotel Properties	52,045	2,026	0.3%
RLJ Lodging Trust	61,010	1,941	0.2%
* WEX Inc.	18,102	1,937	0.2%
Investors Bancorp Inc.	167,254	1,920	0.2%
Highwoods Properties Inc.	42,003	1,916	0.2%
CubeSmart	75,702	1,756	0.2%
First American Financial Corp.	49,938	1,749	0.2%
Prosperity Bancshares Inc.	32,606	1,687	0.2%
* Stifel Financial Corp.	30,649	1,679	0.2%
Sunstone Hotel Investors Inc.	95,783	1,671	0.2%
* Strategic Hotels & Resorts Inc.	125,081	1,641	0.2%
EPR Properties	26,733	1,631	0.2%
Financial Services—Other †		184,927	22.1%
		206,481	24.6%

10

Russell 2000 Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Health Care
* Isis Pharmaceuticals Inc.	54,950	3,767	0.5%
* Puma Biotechnology Inc.	10,870	2,315	0.3%
* DexCom Inc.	35,073	2,130	0.3%
* Team Health Holdings Inc.	32,808	1,945	0.2%
* Pacira Pharmaceuticals Inc.	16,653	1,911	0.2%
* WellCare Health Plans Inc.	20,526	1,864	0.2%
* Cepheid	32,569	1,851	0.2%
West Pharmaceutical Services Inc.	33,040	1,808	0.2%
HealthSouth Corp.	41,160	1,789	0.2%
STERIS Corp.	27,605	1,781	0.2%
* PAREXEL International Corp.	26,603	1,715	0.2%
Health Care—Other †		106,170	12.7%
		129,046	15.4%
Materials & Processing
* Graphic Packaging Holding Co.	153,014	2,309	0.3%
Belden Inc.	20,380	1,809	0.2%
PolyOne Corp.	41,573	1,652	0.2%
Materials & Processing—Other †		49,297	5.9%
		55,067	6.6%

[1]Other †		399	0.0%

Producer Durables
* JetBlue Airways Corp.	115,867	1,992	0.2%
MAXIMUS Inc.	31,624	1,873	0.2%
HEICO Corp.	31,053	1,840	0.2%
* Teledyne Technologies Inc.	17,541	1,769	0.2%
* Esterline Technologies Corp.	14,873	1,753	0.2%
Curtiss-Wright Corp.	22,558	1,637	0.2%
Producer Durables—Other †		98,718	11.8%
		109,582	13.0%
Technology
* Qorvo Inc.	66,941	4,646	0.6%
* Ultimate Software Group Inc.	13,273	2,185	0.3%
SS&C Technologies Holdings Inc.	31,801	1,930	0.2%
* Tyler Technologies Inc.	15,428	1,842	0.2%
* Cognex Corp.	40,625	1,816	0.2%
* Guidewire Software Inc.	31,770	1,768	0.2%
* Manhattan Associates Inc.	35,423	1,766	0.2%
* Verint Systems Inc.	27,990	1,704	0.2%
* Cavium Inc.	24,626	1,687	0.2%
* Aspen Technology Inc.	43,067	1,663	0.2%
Technology—Other †		102,309	12.2%
		123,316	14.7%

Utilities †		37,346	4.4%
Total Common Stocks (Cost $747,469)		833,058	99.2%[2]

11

Russell 2000 Index Fund

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[3,4] Vanguard Market Liquidity Fund	0.134%	11,723,077	11,723	1.4%

5U.S. Government and Agency Obligations †			700	0.1%
Total Temporary Cash Investments (Cost $12,423)			12,423	1.5%[2]
[6]Total Investments (Cost $759,892)			845,481	100.7%
Other Assets and Liabilities
Other Assets			1,436	0.2%
Liabilities[4]			(7,688)	(0.9%)
			(6,252)	(0.7%)
Net Assets			839,229	100.0%

At February 28, 2015, net assets consisted of:
				Amount
				($000)
Paid-in Capital				760,583
Undistributed Net Investment Income				513
Accumulated Net Realized Losses				(7,487)
Unrealized Appreciation (Depreciation)
Investment Securities				85,589
Futures Contracts				31
Net Assets				839,229

Institutional Shares—Net Assets
Applicable to 1,760,206 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				329,833
Net Asset Value Per Share—Institutional Shares				$187.38

ETF Shares—Net Assets
Applicable to 5,200,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				509,396
Net Asset Value Per Share—ETF Shares				$97.96

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 “Other” represents securities that are not classified by the fund’s benchmark index.
2 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 0.8%, respectively, of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $5,942,000 of collateral received for securities on loan.
5 Securities with a value of $400,000 have been segregated as initial margin for open futures contracts.
6 The total value of securities on loan is $5,382,000.
See accompanying Notes, which are an integral part of the Financial Statements.

12

Russell 2000 Index Fund

Statement of Operations

Six Months Ended
February 28, 2015
($000)
Investment Income
Income
Dividends	4,747
Interest[1]	2
Securities Lending	381
Total Income	5,130
Expenses
The Vanguard Group—Note B
Investment Advisory Services	61
Management and Administrative—Institutional Shares	—
Management and Administrative—ETF Shares	137
Marketing and Distribution—Institutional Shares	38
Marketing and Distribution—ETF Shares	47
Custodian Fees	145
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	15
Total Expenses	443
Net Investment Income	4,687
Realized Net Gain (Loss)
Investment Securities Sold	51,291
Futures Contracts	531
Realized Net Gain (Loss)	51,822
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(8,662)
Futures Contracts	(48)
Change in Unrealized Appreciation (Depreciation)	(8,710)
Net Increase (Decrease) in Net Assets Resulting from Operations	47,799
1 Interest income from an affiliated company of the fund was $2,000.

See accompanying Notes, which are an integral part of the Financial Statements.

13

Russell 2000 Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,687	8,336
Realized Net Gain (Loss)	51,822	83,433
Change in Unrealized Appreciation (Depreciation)	(8,710)	8,318
Net Increase (Decrease) in Net Assets Resulting from Operations	47,799	100,087
Distributions
Net Investment Income
Institutional Shares	(3,705)	(3,461)
ETF Shares	(5,355)	(3,732)
Realized Capital Gain
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(9,060)	(7,193)
Capital Share Transactions
Institutional Shares	(3,833)	(4,467)
ETF Shares	109,829	70,573
Net Increase (Decrease) from Capital Share Transactions	105,996	66,106
Total Increase (Decrease)	144,735	159,000
Net Assets
Beginning of Period	694,494	535,494
End of Period[1]	839,229	694,494
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $513,000 and $4,873,000.

See accompanying Notes, which are an integral part of the Financial Statements.

14

Russell 2000 Index Fund

Financial Highlights

Institutional Shares
	Six Months				Dec. 22,
	Ended				2010[1] to
	Feb. 28,			Year Ended August 31,	Aug. 31,
For a Share Outstanding Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$179.29	$153.88	$123.77	$110.21	$119.33
Investment Operations
Net Investment Income	1.150 [2]	2.110	2.306	1.733[2]	.652
Net Realized and Unrealized Gain (Loss)
on Investments	9.071	25.206	29.858	12.899	(9.340)
Total from Investment Operations	10.221	27.316	32.164	14.632	(8.688)
Distributions
Dividends from Net Investment Income	(2.131)	(1.906)	(2.054)	(1.072)	(.432)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.131)	(1.906)	(2.054)	(1.072)	(.432)
Net Asset Value, End of Period	$187.38	$179.29	$153.88	$123.77	$110.21

Total Return	5.74%	17.78%	26.33%	13.37%	-7.31%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$330	$320	$278	$202	$78
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%[3]
Ratio of Net Investment Income to
Average Net Assets	1.40%	1.30%	1.78%	1.52%	1.21%[3]
Portfolio Turnover Rate [4]	7%	16%	32%	35%	34%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

15

Russell 2000 Index Fund

Financial Highlights

ETF Shares
	Six Months				Sept. 20,
	Ended				2010[1] to
		Year Ended August 31,
	Feb. 28,				Aug. 31,
For a Share Outstanding Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$93.72	$80.46	$64.74	$57.66	$52.78
Investment Operations
Net Investment Income	. 555 [2]	1.054	1.161	.869[2]	.575
Net Realized and Unrealized Gain (Loss)
on Investments	4.756	13.163	15.604	6.749	4.531
Total from Investment Operations	5.311	14.217	16.765	7.618	5.106
Distributions
Dividends from Net Investment Income	(1.071)	(.957)	(1.045)	(.538)	(.226)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.071)	(.957)	(1.045)	(.538)	(.226)
Net Asset Value, End of Period	$97.96	$93.72	$80.46	$64.74	$57.66

Total Return	5.70%	17.69%	26.23%	13.30%	9.64%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$509	$375	$257	$149	$29
Ratio of Total Expenses to Average Net Assets	0.14%	0.15%	0.15%	0.15%	0.15%[3]
Ratio of Net Investment Income to
Average Net Assets	1.34%	1.23%	1.71%	1.45%	1.14%[3]
Portfolio Turnover Rate [4]	7%	16%	32%	35%	34%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Russell 2000 Index Fund

Notes to Financial Statements

Vanguard Russell 2000 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and ETF Shares. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 28, 2015, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

17

Russell 2000 Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2011–2014), and for the period ended February 28, 2015, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at February 28, 2015, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

18

Russell 2000 Index Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to invest up to 0.40% of its net assets in Vanguard. At February 28, 2015, the fund had contributed capital of $75,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.03% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of February 28, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	832,967	—	91
Temporary Cash Investments	11,723	700	—
Futures Contracts—Assets[1]	3	—	—
Futures Contracts—Liabilities[1]	(36)	—	—
Total	844,657	700	91
1 Represents variation margin on the last day of the reporting period.

D. At February 28, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	March 2015	47	5,789	31

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

19

Russell 2000 Index Fund

During the six months ended February 28, 2015, the fund realized $51,536,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2014, the fund had available capital losses totaling $7,677,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2015; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At February 28, 2015, the cost of investment securities for tax purposes was $760,004,000. Net unrealized appreciation of investment securities for tax purposes was $85,477,000, consisting of unrealized gains of $139,925,000 on securities that had risen in value since their purchase and $54,448,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended February 28, 2015, the fund purchased $276,465,000 of investment securities and sold $175,844,000 of investment securities, other than temporary cash investments. Purchases and sales include $222,167,000 and $149,634,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	February 28, 2015		August 31, 2014
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	59,351	336	67,964	399
Issued in Lieu of Cash Distributions	3,416	19	3,224	18
Redeemed	(66,600)	(377)	(75,655)	(441)
Net Increase (Decrease)—Institutional Shares	(3,833)	(22)	(4,467)	(24)
ETF Shares
Issued	316,393	3,400	401,320	4,400
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(206,564)	(2,200)	(330,747)	(3,600)
Net Increase (Decrease)—ETF Shares	109,829	1,200	70,573	800

H. Management has determined that no material events or transactions occurred subsequent to February 28, 2015, that would require recognition or disclosure in these financial statements.

20

Russell 2000 Value Index Fund

Fund Profile
As of February 28, 2015

Share-Class Characteristics

	Institutional	ETF
	Shares	Shares
Ticker Symbol	VRTVX	VTWV
Expense Ratio[1]	0.08%	0.20%
30-Day SEC Yield	1.87%	1.79%

Portfolio Characteristics
			DJ
			U.S.
		Russell	Total
		2000	Market
		Value	FA
	Fund	Index	Index
Number of Stocks	1,367	1,362	3,734
Median Market Cap	$1.6B	$1.6B	$49.0B
Price/Earnings Ratio	25.0x	24.8x	21.4x
Price/Book Ratio	1.6x	1.6x	2.8x
Return on Equity	7.3%	7.3%	17.6%
Earnings Growth
Rate	10.1%	10.1%	13.9%
Dividend Yield	2.0%	2.0%	1.9%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	11%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
			DJ
			U.S.
		Russell	Total
		2000	Market
		Value	FA
	Fund	Index	Index
Consumer
Discretionary	12.3%	12.3%	14.8%
Consumer Staples	2.4	2.4	7.5
Energy	3.2	3.2	7.4
Financial Services	40.6	40.7	19.0
Health Care	5.8	5.8	14.3
Materials & Processing	5.8	5.7	4.2
Producer Durables	13.4	13.4	11.2
Technology	8.9	8.9	16.6
Utilities	7.6	7.6	5.0

Volatility Measures
	Russell	DJ
	2000	U.S. Total
	Value	Market
	Index	FA Index
R-Squared	1.00	0.78
Beta	1.00	1.20
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)

Office Depot Inc.	Specialty Retail	0.6%
LaSalle Hotel Properties	Real Estate
	Investment Trusts
	(REITs)	0.5
RLJ Lodging Trust	Real Estate
	Investment Trusts
	(REITs)	0.5
Highwoods Properties	Real Estate
Inc.	Investment Trusts
	(REITs)	0.5
CubeSmart	Real Estate
	Investment Trusts
	(REITs)	0.4
Esterline Technologies
Corp.	Aerospace	0.4
First American Financial	Insurance:
Corp.	Property-Casualty	0.4
WellCare Health Plans	Health Care
Inc.	Management
	Services	0.4
JetBlue Airways Corp.	Air Transport	0.4
Investors Bancorp Inc.	Banks: Diversified	0.4
Top Ten		4.5%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated December 23, 2014, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2015, the annualized expense ratios were 0.08% for Institutional Shares and 0.19% for ETF Shares.
21

Russell 2000 Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): September 20, 2010, Through February 28, 2015

Average Annual Total Returns: Periods Ended December 31, 2014
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Since
	Date	Year	Inception
Institutional Shares	7/13/2012	4.21%	18.45%
ETF Shares	9/20/2010
Market Price		4.15	14.74
Net Asset Value		4.07	14.73

See Financial Highlights for dividend and capital gains information.

22

Russell 2000 Value Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of February 28, 2015

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
* Office Depot Inc.	104,653	981	0.6%
American Eagle Outfitters Inc.	38,048	570	0.3%
Time Inc.	21,580	511	0.3%
Brunswick Corp.	9,074	492	0.3%
Consumer Discretionary—Other †		18,465	10.7%
		21,019	12.2%
Consumer Staples
* Post Holdings Inc.	10,227	506	0.3%
Consumer Staples—Other †		3,630	2.1%
		4,136	2.4%

Energy †		5,431	3.2%

Financial Services
LaSalle Hotel Properties	21,855	851	0.5%
RLJ Lodging Trust	25,619	815	0.5%
Highwoods Properties Inc.	17,638	804	0.5%
CubeSmart	31,717	736	0.4%
First American Financial Corp.	20,909	732	0.4%
Investors Bancorp Inc.	61,760	709	0.4%
Prosperity Bancshares Inc.	13,647	706	0.4%
* Stifel Financial Corp.	12,815	702	0.4%
Sunstone Hotel Investors Inc.	40,155	701	0.4%
EPR Properties	11,186	682	0.4%
Pebblebrook Hotel Trust	13,979	679	0.4%
CNO Financial Group Inc.	40,134	653	0.4%
Medical Properties Trust Inc.	40,665	616	0.4%
Geo Group Inc.	14,208	613	0.4%
Webster Financial Corp.	17,676	610	0.4%

23

Russell 2000 Value Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
FirstMerit Corp.	32,361	587	0.3%
DCT Industrial Trust Inc.	16,099	581	0.3%
Primerica Inc.	10,690	564	0.3%
DiamondRock Hospitality Co.	38,296	555	0.3%
Umpqua Holdings Corp.	32,606	539	0.3%
Healthcare Realty Trust Inc.	18,796	536	0.3%
Colony Financial Inc.	21,011	530	0.3%
United Bankshares Inc.	13,519	506	0.3%
Susquehanna Bancshares Inc.	36,720	492	0.3%
PrivateBancorp Inc.	14,018	487	0.3%
Financial Services—Other †		53,356	31.1%
		69,342	40.4%
Health Care
* WellCare Health Plans Inc.	7,933	720	0.4%
Health Care—Other †		9,162	5.3%
		9,882	5.7%
Materials & Processing
Axiall Corp.	13,685	634	0.4%
Sensient Technologies Corp.	9,118	580	0.3%
Materials & Processing—Other †		8,584	5.0%
		9,798	5.7%

[1]Other †		19	0.0%

Producer Durables
* Esterline Technologies Corp.	6,227	734	0.4%
* JetBlue Airways Corp.	41,793	718	0.4%
EMCOR Group Inc.	13,168	580	0.4%
* Teledyne Technologies Inc.	5,678	573	0.4%
* Moog Inc. Class A	7,503	566	0.3%
Curtiss-Wright Corp.	6,988	507	0.3%
Producer Durables—Other †		19,114	11.1%
		22,792	13.3%
Technology
* DigitalGlobe Inc.	14,619	486	0.3%
Technology—Other †		14,586	8.5%
		15,072	8.8%
Utilities
* Dynegy Inc.	24,048	670	0.4%
Cleco Corp.	11,813	643	0.4%
IDACORP Inc.	9,846	617	0.4%
Portland General Electric Co.	15,301	571	0.3%
Piedmont Natural Gas Co. Inc.	15,253	569	0.3%
UIL Holdings Corp.	11,064	559	0.3%
WGL Holdings Inc.	10,158	542	0.3%
Southwest Gas Corp.	9,102	521	0.3%
New Jersey Resources Corp.	8,246	516	0.3%
NorthWestern Corp.	9,182	498	0.3%
Utilities—Other †		7,292	4.3%
		12,998	7.6%
Total Common Stocks (Cost $169,613)		170,489	99.3%[2]

24

Russell 2000 Value Index Fund

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[3,4] Vanguard Market Liquidity Fund	0.134%	1,177,887	1,178	0.6%

5U.S. Government and Agency Obligations †			100	0.1%
Total Temporary Cash Investments (Cost $1,278)			1,278	0.7%[2]
[6]Total Investments (Cost $170,891)			171,767	100.0%
Other Assets and Liabilities
Other Assets			588	0.3%
Liabilities[4]			(609)	(0.3%)
			(21)	0.0%
Net Assets			171,746	100.0%

At February 28, 2015, net assets consisted of:
				Amount
				($000)
Paid-in Capital				172,189
Undistributed Net Investment Income				90
Accumulated Net Realized Losses				(1,425)
Unrealized Appreciation (Depreciation)
Investment Securities				876
Futures Contracts				16
Net Assets				171,746

Institutional Shares—Net Assets
Applicable to 480,169 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				83,536
Net Asset Value Per Share—Institutional Shares				$173.97

ETF Shares—Net Assets
Applicable to 1,000,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				88,210
Net Asset Value Per Share—ETF Shares				$88.21

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 “Other” represents securities that are not classified by the fund’s benchmark index.
2 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.8% and 0.2%, respectively, of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $240,000 of collateral received for securities on loan.
5 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
6 The total value of securities on loan is $202,000.
See accompanying Notes, which are an integral part of the Financial Statements.

25

Russell 2000 Value Index Fund

Statement of Operations

Six Months Ended
February 28, 2015
($000)
Investment Income
Income
Dividends	1,362
Securities Lending	45
Total Income	1,407
Expenses
The Vanguard Group—Note B
Investment Advisory Services	13
Management and Administrative—Institutional Shares	—
Management and Administrative—ETF Shares	40
Marketing and Distribution—Institutional Shares	10
Marketing and Distribution—ETF Shares	9
Custodian Fees	30
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	2
Total Expenses	104
Net Investment Income	1,303
Realized Net Gain (Loss)
Investment Securities Sold	7,790
Futures Contracts	50
Realized Net Gain (Loss)	7,840
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(5,413)
Futures Contracts	14
Change in Unrealized Appreciation (Depreciation)	(5,399)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,744

See accompanying Notes, which are an integral part of the Financial Statements.

26

Russell 2000 Value Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,303	2,584
Realized Net Gain (Loss)	7,840	18,189
Change in Unrealized Appreciation (Depreciation)	(5,399)	(731)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,744	20,042
Distributions
Net Investment Income
Institutional Shares	(1,497)	(1,206)
ETF Shares	(1,353)	(856)
Realized Capital Gain
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(2,850)	(2,062)
Capital Share Transactions
Institutional Shares	1,440	21,535
ETF Shares	17,650	16,354
Net Increase (Decrease) from Capital Share Transactions	19,090	37,889
Total Increase (Decrease)	19,984	55,869
Net Assets
Beginning of Period	151,762	95,893
End of Period[1]	171,746	151,762
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $90,000 and $1,634,000.

See accompanying Notes, which are an integral part of the Financial Statements.

27

Russell 2000 Value Index Fund

Financial Highlights

Institutional Shares
	Six Months			July 13,
	Ended		Year Ended	2012[1] to
	February 28,		August 31,	Aug. 31,
For a Share Outstanding Throughout Each Period	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$173.15	$148.87	$122.12	$120.40
Investment Operations
Net Investment Income	1.312	2.724	3.360	.276[2]
Net Realized and Unrealized Gain (Loss) on Investments	2.644	24.103	25.888	1.444
Total from Investment Operations	3.956	26.827	29.248	1.720
Distributions
Dividends from Net Investment Income	(3.136)	(2.547)	(2.498)	—
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(3.136)	(2.547)	(2.498)	—
Net Asset Value, End of Period	$173.97	$173.15	$148.87	$122.12

Total Return	2.31%	18.07%	24.29%	1.43%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$84	$82	$51	$6
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%[3]
Ratio of Net Investment Income to Average Net Assets	1.95%	1.95%	2.24%	2.14%[3]
Portfolio Turnover Rate [4]	11%	36%	60%	40%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

28

Russell 2000 Value Index Fund

Financial Highlights

ETF Shares
	Six Months				Sept. 20,
	Ended				2010[1] to
	Feb. 28,	Year Ended August 31,			Aug. 31,
For a Share Outstanding Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$87.76	$75.48	$61.97	$55.14	$52.39
Investment Operations
Net Investment Income	.632	1.284	1.639	1.126[2]	.921[2]
Net Realized and Unrealized Gain (Loss)
on Investments	1.321	12.219	13.109	6.424	2.249
Total from Investment Operations	1.953	13.503	14.748	7.550	3.170
Distributions
Dividends from Net Investment Income	(1.503)	(1.223)	(1.238)	(.720)	(.420)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.503)	(1.223)	(1.238)	(.720)	(.420)
Net Asset Value, End of Period	$88.21	$87.76	$75.48	$61.97	$55.14

Total Return	2.24%	17.92%	24.14%	13.81%	5.98%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$88	$70	$45	$19	$17
Ratio of Total Expenses to Average Net Assets	0.19%	0.20%	0.20%	0.20%	0.20%[3]
Ratio of Net Investment Income to
Average Net Assets	1.84%	1.83%	2.12%	2.02%	1.79%[3]
Portfolio Turnover Rate [4]	11%	36%	60%	40%	101%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

29

Russell 2000 Value Index Fund

Notes to Financial Statements

Vanguard Russell 2000 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and ETF Shares. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 28, 2015, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

30

Russell 2000 Value Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2011–2014), and for the period ended February 28, 2015, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at February 28, 2015, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

31

Russell 2000 Value Index Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to invest up to 0.40% of its net assets in Vanguard. At February 28, 2015, the fund had contributed capital of $15,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.01% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of February 28, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	170,470	—	19
Temporary Cash Investments	1,178	100	—
Futures Contracts—Liabilities[1]	(6)	—	—
Total	171,642	100	19
1 Represents variation margin on the last day of the reporting period.

D. At February 28, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	March 2015	8	985	16

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

32

Russell 2000 Value Index Fund

During the six months ended February 28, 2015, the fund realized $8,038,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2014, the fund had available capital losses totaling $1,215,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2015; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At February 28, 2015, the cost of investment securities for tax purposes was $170,905,000. Net unrealized appreciation of investment securities for tax purposes was $862,000, consisting of unrealized gains of $13,603,000 on securities that had risen in value since their purchase and $12,741,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended February 28, 2015, the fund purchased $69,222,000 of investment securities and sold $52,352,000 of investment securities, other than temporary cash investments. Purchases and sales include $60,580,000 and $44,091,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	February 28, 2015		August 31, 2014
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	7,270	43	40,000	240
Issued in Lieu of Cash Distributions	1,497	9	1,206	7
Redeemed	(7,327)	(43)	(19,671)	(116)
Net Increase (Decrease)—Institutional Shares	1,440	9	21,535	131
ETF Shares
Issued	86,854	1,000	178,165	2,100
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(69,204)	(800)	(161,811)	(1,900)
Net Increase (Decrease)—ETF Shares	17,650	200	16,354	200

H. Management has determined that no material events or transactions occurred subsequent to February 28, 2015, that would require recognition or disclosure in these financial statements.

33

Russell 2000 Growth Index Fund

Fund Profile
As of February 28, 2015

Share-Class Characteristics

	Institutional	ETF
	Shares	Shares
Ticker Symbol	VRTGX	VTWG
Expense Ratio[1]	0.08%	0.20%
30-Day SEC Yield	0.55%	0.47%

Portfolio Characteristics
			DJ
			U.S.
		Russell	Total
		2000	Market
		Growth	FA
	Fund	Index	Index
Number of Stocks	1,223	1,193	3,734
Median Market Cap	$2.0B	$2.0B	$49.0B
Price/Earnings Ratio	46.0x	45.4x	21.4x
Price/Book Ratio	4.3x	4.3x	2.8x
Return on Equity	13.1%	13.1%	17.6%
Earnings Growth
Rate	17.6%	17.6%	13.9%
Dividend Yield	0.6%	0.6%	1.9%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	10%	—	—
Short-Term Reserves	0.0%	—	—

Volatility Measures
		DJ
		U.S. Total
	Russell 2000	Market
	Growth Index	FA Index
R-Squared	1.00	0.75
Beta	1.00	1.25
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Qorvo Inc.	Semiconductors &
	Components	1.1%
Isis Pharmaceuticals Inc.	Pharmaceuticals	0.9
Puma Biotechnology Inc.	Biotechnology	0.5
Graphic Packaging	Containers &
Holding Co.	Packaging	0.5
Ultimate Software Group	Computer Services
Inc.	Software & Systems	0.5
DexCom Inc.	Medical Equipment	0.5
Team Health Holdings
Inc.	Health Care Services	0.5
WEX Inc.	Financial Data &
	Systems	0.5
SS&C Technologies	Computer Services
Holdings Inc.	Software & Systems	0.4
United Natural Foods
Inc.	Foods	0.4
Top Ten		5.8%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated December 23, 2014, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2015, the annualized expense ratios were 0.08% for Institutional Shares and 0.19% for ETF Shares.

34

Russell 2000 Growth Index Fund

Sector Diversification (% of equity exposure)
			DJ
			U.S.
		Russell	Total
		2000	Market
		Growth	FA
	Fund	Index	Index
Consumer
Discretionary	16.7%	16.7%	14.8%
Consumer Staples	3.3	3.4	7.5
Energy	3.2	3.1	7.4
Financial Services	9.7	9.6	19.0
Health Care	24.7	24.7	14.3
Materials & Processing	7.4	7.5	4.2
Other	0.1	0.0	0.0
Producer Durables	13.0	13.0	11.2
Technology	20.4	20.5	16.6
Utilities	1.5	1.5	5.0

35

Russell 2000 Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): September 20, 2010, Through February 28, 2015

Average Annual Total Returns: Periods Ended December 31, 2014
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Since
	Date	Year	Inception
Institutional Shares	5/25/2011	5.78%	13.38%
ETF Shares	9/20/2010
Market Price		5.71	17.51
Net Asset Value		5.65	17.51

See Financial Highlights for dividend and capital gains information.

36

Russell 2000 Growth Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of February 28, 2015

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
Jack in the Box Inc.	13,303	1,286	0.4%
* Buffalo Wild Wings Inc.	6,280	1,200	0.4%
* Tenneco Inc.	20,228	1,178	0.4%
Vail Resorts Inc.	12,009	1,055	0.4%
Pool Corp.	14,989	1,037	0.3%
Wolverine World Wide Inc.	33,698	1,030	0.3%
Consumer Discretionary—Other †		43,955	14.4%
		50,741	16.6%
Consumer Staples
* United Natural Foods Inc.	16,488	1,369	0.4%
Casey’s General Stores Inc.	12,788	1,122	0.4%
Consumer Staples—Other †		7,655	2.5%
		10,146	3.3%
Energy
SemGroup Corp. Class A	14,159	1,095	0.4%
* Diamondback Energy Inc.	14,672	1,045	0.3%
Energy—Other †		7,495	2.4%
		9,635	3.1%
Financial Services
* WEX Inc.	12,875	1,377	0.5%
Sun Communities Inc.	15,951	1,078	0.4%
MarketAxess Holdings Inc.	12,532	997	0.3%
Bank of the Ozarks Inc.	26,453	968	0.3%
* Euronet Worldwide Inc.	16,931	957	0.3%
Financial Services—Other †		23,885	7.8%
		29,262	9.6%
Health Care
* Isis Pharmaceuticals Inc.	39,066	2,678	0.9%
* Puma Biotechnology Inc.	7,714	1,643	0.5%

37

Russell 2000 Growth Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
* DexCom Inc.	24,892	1,512	0.5%
* Team Health Holdings Inc.	23,336	1,383	0.5%
* Pacira Pharmaceuticals Inc.	11,846	1,360	0.4%
* Cepheid	23,166	1,317	0.4%
West Pharmaceutical Services Inc.	23,480	1,285	0.4%
STERIS Corp.	19,632	1,267	0.4%
* PAREXEL International Corp.	18,897	1,218	0.4%
* Akorn Inc.	20,712	1,115	0.4%
* Neurocrine Biosciences Inc.	28,061	1,096	0.4%
HealthSouth Corp.	22,246	967	0.3%
Health Care—Other †		58,349	19.1%
		75,190	24.6%
Materials & Processing
* Graphic Packaging Holding Co.	108,630	1,639	0.6%
Belden Inc.	14,487	1,286	0.4%
PolyOne Corp.	29,604	1,176	0.4%
Watsco Inc.	8,583	1,006	0.3%
KapStone Paper and Packaging Corp.	28,099	968	0.3%
Materials & Processing—Other †		16,543	5.4%
		22,618	7.4%

[1]Other †		289	0.1%

Producer Durables
MAXIMUS Inc.	22,493	1,332	0.4%
HEICO Corp.	22,094	1,309	0.4%
* Generac Holdings Inc.	22,869	1,127	0.4%
CLARCOR Inc.	15,797	1,040	0.4%
Producer Durables—Other †		34,575	11.3%
		39,383	12.9%
Technology
* Qorvo Inc.	47,607	3,304	1.1%
* Ultimate Software Group Inc.	9,419	1,551	0.5%
SS&C Technologies Holdings Inc.	22,632	1,373	0.4%
* Tyler Technologies Inc.	10,967	1,309	0.4%
* Cognex Corp.	28,853	1,289	0.4%
* Guidewire Software Inc.	22,576	1,257	0.4%
* Manhattan Associates Inc.	25,181	1,255	0.4%
* Cavium Inc.	17,556	1,202	0.4%
* Aspen Technology Inc.	30,591	1,181	0.4%
* Verint Systems Inc.	18,780	1,143	0.4%
FEI Co.	14,040	1,109	0.4%
* Synaptics Inc.	11,968	1,029	0.3%
* Qlik Technologies Inc.	29,783	966	0.3%
Technology—Other †		44,293	14.5%
		62,261	20.3%
Utilities
j2 Global Inc.	15,800	1,063	0.4%
Utilities—Other †		3,450	1.1%
		4,513	1.5%
Total Common Stocks (Cost $276,849)		304,038	99.4%[2]

38

Russell 2000 Growth Index Fund

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[3,4] Vanguard Market Liquidity Fund	0.134%	4,541,325	4,541	1.5%

5U.S. Government and Agency Obligations †			100	0.0%
Total Temporary Cash Investments (Cost $4,641)			4,641	1.5%[2]
[6]Total Investments (Cost $281,490)			308,679	100.9%
Other Assets and Liabilities
Other Assets			993.3%
Liabilities[4]			(3,850)	(1.2%)
			(2,857)	(0.9%)
Net Assets			305,822	100.0%

At February 28, 2015, net assets consisted of:
				Amount
				($000)
Paid-in Capital				285,828
Undistributed Net Investment Income				217
Accumulated Net Realized Losses				(7,474)
Unrealized Appreciation (Depreciation)
Investment Securities				27,189
Futures Contracts				62
Net Assets				305,822

Institutional Shares—Net Assets
Applicable to 905,338 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				186,716
Net Asset Value Per Share—Institutional Shares				$206.24

ETF Shares—Net Assets
Applicable to 1,100,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				119,106
Net Asset Value Per Share—ETF Shares				$108.28

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 “Other” represents securities that are not classified by the fund’s benchmark index.
2 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 1.0%, respectively, of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $3,064,000 of collateral received for securities on loan.
5 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
6 The total value of securities on loan is $2,794,000.
See accompanying Notes, which are an integral part of the Financial Statements.

39

Russell 2000 Growth Index Fund

Statement of Operations

Six Months Ended
February 28, 2015
($000)
Investment Income
Income
Dividends	1,073
Securities Lending	206
Total Income	1,279
Expenses
The Vanguard Group—Note B
Investment Advisory Services	24
Management and Administrative—Institutional Shares	—
Management and Administrative—ETF Shares	58
Marketing and Distribution—Institutional Shares	22
Marketing and Distribution—ETF Shares	13
Custodian Fees	57
Shareholders’ Reports—Institutional Shares	1
Shareholders’ Reports—ETF Shares	4
Total Expenses	179
Net Investment Income	1,100
Realized Net Gain (Loss)
Investment Securities Sold	24,434
Futures Contracts	17
Realized Net Gain (Loss)	24,451
Change in Unrealized Appreciation (Depreciation)
Investment Securities	1,968
Futures Contracts	59
Change in Unrealized Appreciation (Depreciation)	2,027
Net Increase (Decrease) in Net Assets Resulting from Operations	27,578

See accompanying Notes, which are an integral part of the Financial Statements.

40

Russell 2000 Growth Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,100	1,809
Realized Net Gain (Loss)	24,451	56,719
Change in Unrealized Appreciation (Depreciation)	2,027	(17,607)
Net Increase (Decrease) in Net Assets Resulting from Operations	27,578	40,921
Distributions
Net Investment Income
Institutional Shares	(1,350)	(891)
ETF Shares	(705)	(659)
Realized Capital Gain
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(2,055)	(1,550)
Capital Share Transactions
Institutional Shares	174	(38,746)
ETF Shares	8,832	17,143
Net Increase (Decrease) from Capital Share Transactions	9,006	(21,603)
Total Increase (Decrease)	34,529	17,768
Net Assets
Beginning of Period	271,293	253,525
End of Period[1]	305,822	271,293
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $217,000 and $1,171,000.

See accompanying Notes, which are an integral part of the Financial Statements.

41

Russell 2000 Growth Index Fund

Financial Highlights

Institutional Shares
	Six Months				May 25,
	Ended				2011[1] to
	Feb. 28,			Year Ended August 31,	Aug. 31,
For a Share Outstanding Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$190.26	$162.99	$128.23	$114.21	$128.54
Investment Operations
Net Investment Income	.725	1.412	1.412	.859[2]	.228
Net Realized and Unrealized Gain (Loss)
on Investments	16.708	26.992	34.504	13.616	(14.558)
Total from Investment Operations	17.433	28.404	35.916	14.475	(14.330)
Distributions
Dividends from Net Investment Income	(1.453)	(1.134)	(1.156)	(.455)	—
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.453)	(1.134)	(1.156)	(.455)	—
Net Asset Value, End of Period	$206.24	$190.26	$162.99	$128.23	$114.21

Total Return	9.20%	17.44%	28.23%	12.72%	-11.15%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$187	$171	$185	$87	$22
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%[3]
Ratio of Net Investment Income to
Average Net Assets	0.84%	0.72%	1.08%	0.75%	0.57%[3]
Portfolio Turnover Rate [4]	10%	35%	50%	51%	78%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

42

Russell 2000 Growth Index Fund

Financial Highlights

ETF Shares
	Six Months				Sept. 20,
	Ended				2010[1] to
	Feb. 28,			Year Ended August 31,	Aug. 31,
For a Share Outstanding Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$99.83	$85.58	$67.37	$60.02	$53.17
Investment Operations
Net Investment Income	. 336	. 646	. 699	. 402 [2]	.258
Net Realized and Unrealized Gain (Loss)
on Investments	8.755	14.153	18.073	7.133	6.762
Total from Investment Operations	9.091	14.799	18.772	7.535	7.020
Distributions
Dividends from Net Investment Income	(. 641)	(. 549)	(. 562)	(.185)	(.170)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 641)	(. 549)	(. 562)	(.185)	(.170)
Net Asset Value, End of Period	$108.28	$99.83	$85.58	$67.37	$60.02

Total Return	9.14%	17.30%	28.07%	12.58%	13.18%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$119	$100	$68	$20	$12
Ratio of Total Expenses to Average Net Assets	0.19%	0.20%	0.20%	0.20%	0.20%[3]
Ratio of Net Investment Income to
Average Net Assets	0.73%	0.60%	0.96%	0.63%	0.45%[3]
Portfolio Turnover Rate [4]	10%	35%	50%	51%	78%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

43

Russell 2000 Growth Index Fund

Notes to Financial Statements

Vanguard Russell 2000 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and ETF Shares. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 28, 2015, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

44

Russell 2000 Growth Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2011–2014), and for the period ended February 28, 2015, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at February 28, 2015, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

45

Russell 2000 Growth Index Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to invest up to 0.40% of its net assets in Vanguard. At February 28, 2015, the fund had contributed capital of $28,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.01% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of February 28, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	303,997	—	41
Temporary Cash Investments	4,541	100	—
Futures Contracts—Liabilities[1]	(7)	—	—
Total	308,531	100	41
1 Represents variation margin on the last day of the reporting period.

D. At February 28, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	March 2015	12	1,478	62

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

46

Russell 2000 Growth Index Fund

During the six months ended February 28, 2015, the fund realized $24,695,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2014, the fund had available capital losses totaling $7,226,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2015; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At February 28, 2015, the cost of investment securities for tax purposes was $281,507,000. Net unrealized appreciation of investment securities for tax purposes was $27,172,000, consisting of unrealized gains of $50,191,000 on securities that had risen in value since their purchase and $23,019,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended February 28, 2015, the fund purchased $107,557,000 of investment securities and sold $100,294,000 of investment securities, other than temporary cash investments. Purchases and sales include $59,990,000 and $85,272,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	February 28, 2015		August 31, 2014
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	34,764	184	60,834	329
Issued in Lieu of Cash Distributions	1,350	7	891	5
Redeemed	(35,940)	(187)	(100,471)	(568)
Net Increase (Decrease)—Institutional Shares	174	4	(38,746)	(234)
ETF Shares
Issued	122,286	1,200	227,139	2,400
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(113,454)	(1,100)	(209,996)	(2,200)
Net Increase (Decrease)—ETF Shares	8,832	100	17,143	200

H. Management has determined that no material events or transactions occurred subsequent to February 28, 2015, that would require recognition or disclosure in these financial statements.

47

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended February 28, 2015
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	8/31/2014	2/28/2015	Period
Based on Actual Fund Return
Russell 2000 Index Fund
Institutional Shares	$1,000.00	$1,057.41	$0.41
ETF Shares	1,000.00	1,056.99	0.71
Russell 2000 Value Index Fund
Institutional Shares	$1,000.00	$1,023.11	$0.40
ETF Shares	1,000.00	1,022.41	0.95
Russell 2000 Growth Index Fund
Institutional Shares	$1,000.00	$1,092.03	$0.41
ETF Shares	1,000.00	1,091.37	0.99
Based on Hypothetical 5% Yearly Return
Russell 2000 Index Fund
Institutional Shares	$1,000.00	$1,024.40	$0.40
ETF Shares	1,000.00	1,024.10	0.70
Russell 2000 Value Index Fund
Institutional Shares	$1,000.00	$1,024.40	$0.40
ETF Shares	1,000.00	1,023.85	0.95
Russell 2000 Growth Index Fund
Institutional Shares	$1,000.00	$1,024.40	$0.40
ETF Shares	1,000.00	1,023.85	0.95
The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Russell 2000 Index Fund, 0.08% for Institutional Shares and 0.14% for ETF Shares; for the Russell 2000 Value Index Fund, 0.08% for Institutional Shares and 0.19% for ETF Shares; and for the Russell 2000 Growth Index Fund, 0.08% for Institutional Shares and 0.19% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

49

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

50

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

51

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 178 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
F. William McNabb III	Occupation(s) During the Past Five Years and Other
Born 1957. Trustee Since July 2009. Chairman of	Experience: Chairman and Chief Executive Officer
the Board. Principal Occupation(s) During the Past	(retired 2009) and President (2006–2008) of
Five Years and Other Experience: Chairman of the	Rohm and Haas Co. (chemicals); Director of Tyco
Board of The Vanguard Group, Inc., and of each of	International PLC (diversified manufacturing and
the investment companies served by The Vanguard	services), Hewlett-Packard Co. (electronic computer
Group, since January 2010; Director of The Vanguard	manufacturing), and Delphi Automotive PLC
Group since 2008; Chief Executive Officer and	(automotive components); Senior Advisor at New
President of The Vanguard Group, and of each of	Mountain Capital.
the investment companies served by The Vanguard
Group, since 2008; Director of Vanguard Marketing	Amy Gutmann
Corporation; Managing Director of The Vanguard	Born 1949. Trustee Since June 2006. Principal
Group (1995–2008).	Occupation(s) During the Past Five Years and
Other Experience: President of the University of
IndependentTrustees	Pennsylvania; Christopher H. Browne Distinguished
Professor of Political Science, School of Arts and
Emerson U. Fullwood	Sciences, and Professor of Communication, Annenberg
Born 1948. Trustee Since January 2008. Principal	School for Communication, with secondary faculty
Occupation(s) During the Past Five Years and	appointments in the Department of Philosophy, School
Other Experience: Executive Chief Staff and	of Arts and Sciences, and at the Graduate School of
Marketing Officer for North America and Corporate	Education, University of Pennsylvania; Trustee of the
Vice President (retired 2008) of Xerox Corporation	National Constitution Center; Chair of the Presidential
(document management products and services);	Commission for the Study of Bioethical Issues.
Executive in Residence and 2009–2010 Distinguished
Minett Professor at the Rochester Institute of	JoAnn Heffernan Heisen
Technology; Director of SPX Corporation (multi-industry	Born 1950. Trustee Since July 1998. Principal
manufacturing), the United Way of Rochester,	Occupation(s) During the Past Five Years and Other
Amerigroup Corporation (managed health care), the	Experience: Corporate Vice President and Chief
University of Rochester Medical Center, Monroe	Global Diversity Officer (retired 2008) and Member
Community College Foundation, and North Carolina	of the Executive Committee (1997–2008) of Johnson
A&T University.	& Johnson (pharmaceuticals/medical devices/
consumer products); Director of Skytop Lodge
Corporation (hotels), the University Medical Center
at Princeton, the Robert Wood Johnson Foundation,
and the Center for Talent Innovation; Member of
the Advisory Board of the Institute for Women’s
Leadership at Rutgers University.

F. Joseph Loughrey	Executive Officers
Born 1949. Trustee Since October 2009. Principal
Occupation(s) During the Past Five Years and Other	Glenn Booraem
Experience: President and Chief Operating Officer	Born 1967. Controller Since July 2010. Principal
(retired 2009) of Cummins Inc. (industrial machinery);	Occupation(s) During the Past Five Years and Other
Chairman of the Board of Hillenbrand, Inc. (specialized	Experience: Principal of The Vanguard Group, Inc.;
consumer services), and of Oxfam America; Director	Controller of each of the investment companies served
of SKF AB (industrial machinery), Hyster-Yale Materials	by The Vanguard Group; Assistant Controller of each of
Handling, Inc. (forklift trucks), the Lumina Foundation	the investment companies served by The Vanguard
for Education, and the V Foundation for Cancer	Group (2001–2010).
Research; Member of the Advisory Council for the
College of Arts and Letters and of the Advisory Board	Thomas J. Higgins
to the Kellogg Institute for International Studies, both	Born 1957. Chief Financial Officer Since September
at the University of Notre Dame.	2008. Principal Occupation(s) During the Past Five
Years and Other Experience: Principal of The Vanguard
Mark Loughridge	Group, Inc.; Chief Financial Officer of each of the
Born 1953. Trustee Since March 2012. Principal	investment companies served by The Vanguard Group;
Occupation(s) During the Past Five Years and Other	Treasurer of each of the investment companies served
Experience: Senior Vice President and Chief Financial	by The Vanguard Group (1998–2008).
Officer (retired 2013) at IBM (information technology
services); Fiduciary Member of IBM’s Retirement Plan	Kathryn J. Hyatt
Committee (2004–2013); Director of the Dow Chemical	Born 1955. Treasurer Since November 2008. Principal
Company; Member of the Council on Chicago Booth.	Occupation(s) During the Past Five Years and Other
Experience: Principal of The Vanguard Group, Inc.;
Scott C. Malpass	Treasurer of each of the investment companies served
Born 1962. Trustee Since March 2012. Principal	by The Vanguard Group; Assistant Treasurer of each of
Occupation(s) During the Past Five Years and Other	the investment companies served by The Vanguard
Experience: Chief Investment Officer and Vice	Group (1988–2008).
President at the University of Notre Dame; Assistant
Professor of Finance at the Mendoza College of	Heidi Stam
Business at Notre Dame; Member of the Notre Dame	Born 1956. Secretary Since July 2005. Principal
403(b) Investment Committee; Board Member of	Occupation(s) During the Past Five Years and Other
TIFF Advisory Services, Inc., and Catholic Investment	Experience: Managing Director of The Vanguard
Services, Inc. (investment advisors); Member of	Group, Inc.; General Counsel of The Vanguard Group;
the Investment Advisory Committee of Major	Secretary of The Vanguard Group and of each of the
League Baseball.	investment companies served by The Vanguard Group;
Director and Senior Vice President of Vanguard
André F. Perold	Marketing Corporation.
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years and Other	Vanguard Senior ManagementTeam
Experience: George Gund Professor of Finance and
Banking, Emeritus at the Harvard Business School	Mortimer J. Buckley	Chris D. McIsaac
(retired 2011); Chief Investment Officer and Managing	Kathleen C. Gubanich	Michael S. Miller
Partner of HighVista Strategies LLC (private investment	Paul A. Heller	James M. Norris
firm); Director of Rand Merchant Bank; Overseer of	Martha G. King	Glenn W. Reed
the Museum of Fine Arts Boston.	John T. Marcante

Peter F. Volanakis	Chairman Emeritus and Senior Advisor
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years and Other	John J. Brennan
Experience: President and Chief Operating Officer	Chairman, 1996–2009
(retired 2010) of Corning Incorporated (communications	Chief Executive Officer and President, 1996–2008
equipment); Trustee of Colby-Sawyer College;
Member of the Advisory Board of the Norris Cotton	Founder
Cancer Center and of the Advisory Board of the
Parthenon Group (strategy consulting).	John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	The Russell Indexes and Russell® are registered
Direct Investor Account Services > 800-662-2739	trademarks of Russell Investments and have been
Institutional Investor Services > 800-523-1036	licensed for use by The Vanguard Group, Inc. The
Text Telephone for People	products are not sponsored, endorsed, sold, or
Who Are Deaf or Hard of Hearing> 800-749-7273	promoted by Russell Investments and Russell
Investments makes no representation regarding the
This material may be used in conjunction	advisability of investing in the products.
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2015 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q18512 042015

Semiannual Report | February 28, 2015

Vanguard Russell 3000 Index Fund

The mission continues

On May 1, 1975, Vanguard began operations, a fledgling company based on the simple but revolutionary idea that a mutual fund company should be managed solely in the interest of its investors.

Four decades later, that revolutionary spirit continues to animate the enterprise. Vanguard remains on a mission to give investors the best chance of investment success.

As we mark our 40th anniversary, we thank you for entrusting your assets to Vanguard and giving us the opportunity to help you reach your financial goals in the decades to come.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	6
Performance Summary.	7
Financial Statements.	8
About Your Fund’s Expenses.	19
Glossary.	21

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Since our founding, Vanguard has drawn inspiration from the enterprise and valor demonstrated by British naval hero Horatio Nelson and his command at the Battle of the Nile in 1798. The photograph displays a replica of a merchant ship from the same era as Nelson’s flagship, the HMS Vanguard.

Your Fund’s Total Returns

Six Months Ended February 28, 2015
Total
Returns
Vanguard Russell 3000 Index Fund
Institutional Shares	5.95%
ETF Shares
Market Price	6.01
Net Asset Value	5.91
Russell 3000 Index	5.98
Multi-Cap Core Funds Average	4.44
Multi-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the Nasdaq exchange and are available only through brokers. The table provides ETF returns based on both the Nasdaq market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573;
8,090,646; and 8,417,623.
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Your Fund’s Performance at a Glance
August 31, 2014, Through February 28, 2015
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Russell 3000 Index Fund
Institutional Shares	$179.64	$188.48	$1.758	$0.000
ETF Shares	92.82	97.39	0.874	0.000

1

Chairman’s Letter

Dear Shareholder,

Vanguard Russell 3000 Index Fund traced an uneven path over the six months ended February 28, 2015, but closed the period up about 6%.

The fund closely tracked its target benchmark, the Russell 3000 Index, which represents the broad U.S. stock market. The fund’s result surpassed the average return of multi-capitalization core funds.

Over the half year, the Russell 3000 Index Fund benefited most from the strong performance of growth stocks, with notable contributions from health care, consumer discretionary, and financial stocks. Energy stocks were the laggards.

A surge in February powered U.S. stocks’ six-month results
Despite declines in two months and a flat return in another, U.S. stocks delivered a solid return for the six months. The market’s overall return was propelled by a robust advance in February, when the broad market recorded its largest monthly gain since October 2011. Investors were cheered by stabilization in oil prices and guidance from the Federal Reserve that it wouldn’t raise interest rates prematurely.

After some ups and downs, international stocks returned about –3% in dollar terms. The dollar’s strength against many foreign currencies, along with various geopolitical issues, restrained results. Stocks in emerging markets and the developed markets of the Pacific region and Europe

2

backtracked, with emerging markets faring the worst. In local currency terms, though, international stocks rose.

Bonds notched positive results despite early and late retreats
The broad U.S. taxable bond market returned 2.25%, although bond prices declined over the period’s first and final months. When the stock market turned volatile, investors favored the relative safety offered by bonds, which also benefited from various global stimulus programs.

Bond prices then fell in February as the Fed suggested that a midyear interest rate increase was an option if the economy continued to perform well. The yield of the 10-year Treasury note ended February at 2.03%, down from 2.34% six months earlier. (Bond prices and yields move in opposite directions.)

Municipal bonds, which returned 2.21%, lost some steam toward the end of the period amid increased bond issuance and the prospect of higher interest rates.

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned –9.54%, weighed down by the weakness of foreign currencies relative to the dollar. International bonds hedged to eliminate the effect of currency exchange rates produced positive returns.

Money market funds and savings accounts provided scant returns as the Fed’s target for short-term rates remained at 0%–0.25%.

Market Barometer

			Total Returns
		Periods Ended February 28, 2015
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	6.00%	14.88%	16.39%
Russell 2000 Index (Small-caps)	5.70	5.63	15.97
Russell 3000 Index (Broad U.S. market)	5.98	14.12	16.36
FTSE All-World ex US Index (International)	-3.34	1.69	6.94

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	2.25%	5.05%	4.29%
Barclays Municipal Bond Index (Broad tax-exempt market)	2.21	6.49	5.00
Citigroup Three-Month U.S. Treasury Bill Index	0.00	0.03	0.06

CPI
Consumer Price Index	-1.32%	-0.03%	1.61%

3

Growth stocks dominated the broad U.S. stock market
As I mentioned earlier, growth stocks drove the results of the Russell 3000 Index Fund for the fiscal half year. The notable difference in performance between growth and value stocks was evident within the Russell Index family. The Russell 3000 Growth Index returned almost 9% compared with about 3% for the Russell 3000 Value Index.

As you’ll recall, growth stocks have higher valuations because of the apparent earnings and revenue potential of the underlying companies. Value stocks, on the other hand, tend to sell at relatively low prices in relation to their earnings or book value.

Experienced investors know that growth and value stocks periodically swap market leadership positions. The timing of those changes is all but impossible to predict. One reason we encourage investors to hold a broadly diversified portfolio is that it gives them exposure to all segments of the market—including both growth and value stocks—regardless of which category is in favor at a given time.

Of the nine industry sectors represented in your portfolio’s holdings, eight posted positive results. Health care stocks performed best, led by pharmaceutical and biotechnology companies. Mergers and acquisitions, as well as improved product pipelines, boosted performance.

Expense Ratios
Your Fund Compared With Its Peer Group

	Institutional	ETF	Peer Group
	Shares	Shares	Average
Russell 3000 Index Fund	0.08%	0.15%	1.21%
The fund expense ratios shown are from the prospectus dated December 23, 2014, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2015, the annualized expense ratios were 0.08% for Institutional Shares and 0.14% for ETF Shares. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2014.

Peer group: Multi-Cap Core Funds.

4

Consumer discretionary stocks also bolstered returns. Home improvement stores, wholesale retailers, entertainment corporations, and cable television companies benefited from an improving U.S. economy.

Financial services, the fund’s largest sector, was another top contributor. Real estate investment trusts (REITs), consumer finance and credit services, and insurance companies were bright spots.

Together, health care, consumer discretionary, and financial services stocks were responsible for nearly 80% of the fund’s six-month return.

Energy stocks, which constituted about 8% of the fund’s holdings on average, subtracted 2 percentage points from its overall result. Tumbling oil prices hurt the sector during much of the period.

Both ETFs and mutual funds offer the chance for long-term success
The popularity of exchange-traded funds (ETFs), most of which seek to track an index, has surged over the past decade. We see this as an indication that our message is taking hold: Broad diversification and low costs are keys to long-term success, and indexing is a great way to implement strategies based on those tenets.

As you probably know, ETFs combine the investment characteristics of mutual funds with the trading characteristics of stocks. As with stocks, ETF prices change throughout the day. In contrast, traditional open-end mutual funds are priced once a day, shortly after the market’s close.

Some say ETFs are more of a trading tool than an investment tool. We don’t think this has to be the case. In fact, we’re seeing much greater use of ETFs as part of long-term plans. Certainly, ETFs are easy to trade. But they are also easy to hold. And, unlike with traditional mutual funds, the investor doing the trading is the one who pays the transaction costs—not the other fund shareholders.

Vanguard ETFs® are simply another share class of our traditional mutual funds. Clients select the share class that best meets their needs. The portfolios are identical. Vanguard research has shown that ETFs and mutual funds perform essentially the same investment function, and that investors can use both to create a low-cost, well-diversified portfolio of stocks and bonds. You can read more in

Buying on the FACTS: Investors’ Choices Between ETFs and Mutual Funds, available at vanguard.com/research.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
March 17, 2015

5

Russell 3000 Index Fund

Fund Profile
As of February 28, 2015

Share-Class Characteristics

	Institutional	ETF
	Shares	Shares
Ticker Symbol	VRTTX	VTHR
Expense Ratio[1]	0.08%	0.15%
30-Day SEC Yield	1.79%	1.76%

Portfolio Characteristics
			DJ
			U.S.
			Total
		Russell	Market
		3000	FA
	Fund	Index	Index
Number of Stocks	3,058	3,027	3,734
Median Market Cap	$51.7B	$51.7B	$49.0B
Price/Earnings Ratio	21.3x	21.3x	21.4x
Price/Book Ratio	2.8x	2.8x	2.8x
Return on Equity	17.9%	17.8%	17.6%
Earnings Growth
Rate	13.8%	13.8%	13.9%
Dividend Yield	1.9%	1.8%	1.9%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	3%	—	—
Short-Term Reserves	-0.2%	—	—

Sector Diversification (% of equity exposure)
			DJ
			U.S.
			Total
		Russell	Market
		3000	FA
	Fund	Index	Index
Consumer
Discretionary	14.5%	14.6%	14.8%
Consumer Staples	7.6	7.6	7.5
Energy	7.3	7.3	7.4
Financial Services	19.0	19.1	19.0
Health Care	14.3	14.3	14.3
Materials & Processing	4.3	4.3	4.2
Producer Durables	11.4	11.3	11.2
Technology	16.5	16.5	16.6
Utilities	5.1	5.0	5.0

Volatility Measures
		DJ
	Russell	U.S. Total
	3000	Market
	Index	FA Index
R-Squared	1.00	1.00
Beta	1.00	1.00
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Apple Inc.	Computer
	Technology	3.3%
Exxon Mobil Corp.	Oil : Integrated	1.6
Microsoft Corp.	Computer Services
	Software & Systems	1.5
Google Inc.	Computer Services
	Software & Systems	1.3
Johnson & Johnson	Pharmaceuticals	1.2
Berkshire Hathaway Inc.	Insurance : Multi-Line	1.1
Wells Fargo & Co.	Banks : Diversified	1.1
General Electric Co.	Diversified
	Manufacturing
	Operations	1.1
JPMorgan Chase & Co.	Diversified Financial
	Services	1.0
Procter & Gamble Co.	Personal Care	1.0
Top Ten		14.2%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated December 23, 2014, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2015, the annualized expense ratios were 0.08% for Institutional Shares and 0.14% for ETF Shares.
6

Russell 3000 Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): September 20, 2010, Through February 28, 2015

Average Annual Total Returns: Periods Ended December 31, 2014
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Since
	Date	Year	Inception
Institutional Shares	11/1/2010	12.50%	16.56%
ETF Shares	9/20/2010
Market Price		12.47	17.11
Net Asset Value		12.41	17.09

See Financial Highlights for dividend and capital gains information.

7

Russell 3000 Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of February 28, 2015

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
Walt Disney Co.	58,070	6,044	0.8%
Home Depot Inc.	45,857	5,262	0.7%
Comcast Corp. Class A	86,857	5,158	0.6%
* Amazon.com Inc.	12,597	4,789	0.6%
Wal-Mart Stores Inc.	53,422	4,484	0.6%
McDonald’s Corp.	33,142	3,278	0.4%
Consumer Discretionary—Other †		84,498	10.7%
		113,513	14.4%
Consumer Staples
Procter & Gamble Co.	90,735	7,724	1.0%
Coca-Cola Co.	133,137	5,765	0.7%
PepsiCo Inc.	50,834	5,032	0.6%
Philip Morris International Inc.	52,740	4,375	0.6%
CVS Health Corp.	39,206	4,072	0.5%
Altria Group Inc.	66,608	3,749	0.5%
Consumer Staples—Other †		28,380	3.6%
		59,097	7.5%
Energy
Exxon Mobil Corp.	144,145	12,763	1.6%
Chevron Corp.	63,832	6,810	0.8%
Schlumberger Ltd.	43,608	3,670	0.5%
Energy—Other †		33,700	4.3%
		56,943	7.2%
Financial Services
* Berkshire Hathaway Inc. Class B	61,368	9,046	1.1%
Wells Fargo & Co.	160,132	8,774	1.1%
JPMorgan Chase & Co.	126,904	7,777	1.0%
Bank of America Corp.	352,603	5,575	0.7%
Citigroup Inc.	101,860	5,339	0.7%
Visa Inc. Class A	16,813	4,562	0.6%

8

Russell 3000 Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
MasterCard Inc. Class A	33,709	3,038	0.4%
* Synchrony Financial	4,231	135	0.0%
Financial Services—Other †		104,344	13.2%
		148,590	18.8%
Health Care
Johnson & Johnson	94,863	9,724	1.3%
Pfizer Inc.	213,886	7,341	0.9%
Merck & Co. Inc.	97,990	5,736	0.7%
* Gilead Sciences Inc.	51,492	5,331	0.7%
Amgen Inc.	25,383	4,003	0.5%
UnitedHealth Group Inc.	32,856	3,733	0.5%
* Medtronic plc	47,950	3,720	0.5%
Bristol-Myers Squibb Co.	55,566	3,385	0.4%
* Celgene Corp.	26,853	3,263	0.4%
* Biogen Idec Inc.	7,953	3,257	0.4%
AbbVie Inc.	53,316	3,226	0.4%
Health Care—Other †		59,141	7.5%
		111,860	14.2%

Materials & Processing †		33,327	4.2%

[1]Other †		35	0.0%

Producer Durables
General Electric Co.	336,243	8,739	1.1%
United Technologies Corp.	30,738	3,747	0.5%
3M Co.	21,938	3,700	0.5%
Boeing Co.	24,452	3,689	0.5%
Union Pacific Corp.	30,373	3,653	0.4%
Producer Durables—Other †		65,065	8.2%
		88,593	11.2%
Technology
Apple Inc.	202,600	26,026	3.3%
Microsoft Corp.	277,269	12,158	1.5%
Intel Corp.	166,918	5,550	0.7%
* Google Inc. Class C	9,522	5,317	0.7%
* Google Inc. Class A	9,411	5,295	0.7%
* Facebook Inc. Class A	66,206	5,228	0.7%
International Business Machines Corp.	31,719	5,137	0.7%
Cisco Systems Inc.	171,770	5,069	0.6%
Oracle Corp.	110,133	4,826	0.6%
QUALCOMM Inc.	56,596	4,104	0.5%
Technology—Other †		50,474	6.4%
		129,184	16.4%
Utilities
Verizon Communications Inc.	138,858	6,867	0.9%
AT&T Inc.	174,045	6,015	0.7%
Utilities—Other †		26,572	3.4%
		39,454	5.0%
Total Common Stocks (Cost $645,525)		780,596	98.9%[2]

9

Russell 3000 Index Fund

			Market	Percentage
			Value	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[3,4] Vanguard Market Liquidity Fund	0.134%	5,924,960	5,925	0.7%

5U.S. Government and Agency Obligations †			600	0.1%
Total Temporary Cash Investments (Cost $6,525)			6,525	0.8%[2]
[6]Total Investments (Cost $652,050)			787,121	99.7%
Other Assets and Liabilities
Other Assets			3,083	0.4%
Liabilities[4]			(494)	(0.1%)
			2,589	0.3%
Net Assets			789,710	100.0%

At February 28, 2015, net assets consisted of:
Amount
($000)
Paid-in Capital	652,801
Undistributed Net Investment Income	2,006
Accumulated Net Realized Losses	(447)
Unrealized Appreciation (Depreciation)
Investment Securities	135,071
Futures Contracts	279
Net Assets	789,710

Institutional Shares—Net Assets
Applicable to 3,466,496 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	653,366
Net Asset Value Per Share—Institutional Shares	$188.48

ETF Shares—Net Assets
Applicable to 1,400,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	136,344
Net Asset Value Per Share—ETF Shares	$97.39

See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 “Other” represents securities that are not classified by the fund’s benchmark index.
2 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and -0.2%, respectively, of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $66,000 of collateral received for securities on loan.
5 Securities with a value of $400,000 have been segregated as initial margin for open futures contracts.
6 The total value of securities on loan is $62,000.
See accompanying Notes, which are an integral part of the Financial Statements.

10

Russell 3000 Index Fund

Statement of Operations

Six Months Ended
February 28, 2015
($000)
Investment Income
Income
Dividends	6,934
Interest[1]	4
Securities Lending	13
Total Income	6,951
Expenses
The Vanguard Group—Note B
Investment Advisory Services	60
Management and Administrative—Institutional Shares	—
Management and Administrative—ETF Shares	35
Marketing and Distribution—Institutional Shares	69
Marketing and Distribution—ETF Shares	13
Custodian Fees	143
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	2
Total Expenses	322
Net Investment Income	6,629
Realized Net Gain (Loss)
Investment Securities Sold	46,254
Futures Contracts	(20)
Realized Net Gain (Loss)	46,234
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(8,520)
Futures Contracts	181
Change in Unrealized Appreciation (Depreciation)	(8,339)
Net Increase (Decrease) in Net Assets Resulting from Operations	44,524
1 Interest income from an affiliated company of the fund was $3,000.

See accompanying Notes, which are an integral part of the Financial Statements.

11

Russell 3000 Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	6,629	11,200
Realized Net Gain (Loss)	46,234	39,984
Change in Unrealized Appreciation (Depreciation)	(8,339)	81,057
Net Increase (Decrease) in Net Assets Resulting from Operations	44,524	132,241
Distributions
Net Investment Income
Institutional Shares	(5,907)	(9,091)
ETF Shares	(1,099)	(1,568)
Realized Capital Gain
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(7,006)	(10,659)
Capital Share Transactions
Institutional Shares	22,739	71,356
ETF Shares	8,609	26,093
Net Increase (Decrease) from Capital Share Transactions	31,348	97,449
Total Increase (Decrease)	68,866	219,031
Net Assets
Beginning of Period	720,844	501,813
End of Period[1]	789,710	720,844
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $2,006,000 and $2,382,000.

See accompanying Notes, which are an integral part of the Financial Statements.

12

Russell 3000 Index Fund

Financial Highlights

Institutional Shares
	Six Months				Nov. 1,
	Ended				2010[1] to
	February 28,			Year Ended August 31,	Aug. 31,
For a Share Outstanding Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$179.64	$146.68	$124.40	$108.32	$104.44
Investment Operations
Net Investment Income	1.642	2.986	2.630	2.087	1.494
Net Realized and Unrealized Gain (Loss)
on Investments	8.956	32.903	22.226	15.972	3.650
Total from Investment Operations	10.598	35.889	24.856	18.059	5.144
Distributions
Dividends from Net Investment Income	(1.758)	(2.929)	(2.576)	(1.979)	(1.264)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.758)	(2.929)	(2.576)	(1.979)	(1.264)
Net Asset Value, End of Period	$188.48	$179.64	$146.68	$124.40	$108.32

Total Return	5.95%	24.66%	20.21%	16.89%	4.87%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$653	$600	$426	$126	$35
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%[2]
Ratio of Net Investment Income to
Average Net Assets	1.87%	1.84%	2.10%	2.06%	1.78%[2]
Portfolio Turnover Rate [3]	3%	8%	16%	20%	32%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

13

Russell 3000 Index Fund

Financial Highlights

ETF Shares
	Six Months				Sept. 20,
	Ended				2010[1] to
	February 28,			Year Ended August 31,	Aug. 31,
For a Share Outstanding Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$92.82	$75.79	$64.28	$55.97	$51.86
Investment Operations
Net Investment Income	.816	1.485	1.313	1.037	.819
Net Realized and Unrealized Gain (Loss)
on Investments	4.628	17.004	11.484	8.255	3.924
Total from Investment Operations	5.444	18.489	12.797	9.292	4.743
Distributions
Dividends from Net Investment Income	(.874)	(1.459)	(1.287)	(.982)	(.633)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.874)	(1.459)	(1.287)	(.982)	(.633)
Net Asset Value, End of Period	$97.39	$92.82	$75.79	$64.28	$55.97

Total Return	5.91%	24.58%	20.14%	16.80%	9.09%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$136	$121	$76	$39	$22
Ratio of Total Expenses to Average Net Assets	0.14%	0.15%	0.15%	0.15%	0.15%[2]
Ratio of Net Investment Income to
Average Net Assets	1.81%	1.77%	2.03%	1.99%	1.71%[2]
Portfolio Turnover Rate [3]	3%	8%	16%	20%	32%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

14

Russell 3000 Index Fund

Notes to Financial Statements

Vanguard Russell 3000 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and ETF Shares. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 28, 2015, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

15

Russell 3000 Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2011–2014), and for the period ended February 28, 2015, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at February 28, 2015, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution

16

Russell 3000 Index Fund

expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to invest up to 0.40% of its net assets in Vanguard. At February 28, 2015, the fund had contributed capital of $71,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.03% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of February 28, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	780,590	—	6
Temporary Cash Investments	5,925	600	—
Futures Contracts—Liabilities[1]	(29)	—	—
Total	786,486	600	6
1 Represents variation margin on the last day of the reporting period.

D. At February 28, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	March 2015	58	6,098	149
E-mini Russell 2000 Index	March 2015	10	1,232	70
E-mini S&P MidCap 400 Index	March 2015	7	1,053	60
				279

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

17

Russell 3000 Index Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended February 28, 2015, the fund realized $45,137,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2014, the fund had available capital losses totaling $1,359,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2015; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At February 28, 2015, the cost of investment securities for tax purposes was $652,059,000. Net unrealized appreciation of investment securities for tax purposes was $135,062,000, consisting of unrealized gains of $148,657,000 on securities that had risen in value since their purchase and $13,595,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended February 28, 2015, the fund purchased $181,245,000 of investment securities and sold $151,854,000 of investment securities, other than temporary cash investments. Purchases and sales include $120,294,000 and $142,457,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	February 28, 2015		August 31, 2014
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	59,879	331	174,126	1,056
Issued in Lieu of Cash Distributions	5,907	33	8,632	52
Redeemed	(43,047)	(239)	(111,402)	(671)
Net Increase (Decrease)—Institutional Shares	22,739	125	71,356	437
ETF Shares
Issued	234,733	2,500	201,240	2,300
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(226,124)	(2,400)	(175,147)	(2,000)
Net Increase (Decrease)—ETF Shares	8,609	100	26,093	300

H. Management has determined that no material events or transactions occurred subsequent to February 28, 2015, that would require recognition or disclosure in these financial statements.

18

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

19

Six Months Ended February 28, 2015
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Russell 3000 Index Fund	8/31/2014	2/28/2015	Period
Based on Actual Fund Return
Institutional Shares	$1,000.00	$1,059.54	$0.41
ETF Shares	1,000.00	1,059.09	0.71
Based on Hypothetical 5% Yearly Return
Institutional Shares	$1,000.00	$1,024.40	$0.40
ETF Shares	1,000.00	1,024.10	0.70
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.08% for Institutional Shares and 0.14% for ETF Shares. The dollar amounts shown as ”Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

20

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

21

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

22

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 178 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
F. William McNabb III	Occupation(s) During the Past Five Years and Other
Born 1957. Trustee Since July 2009. Chairman of	Experience: Chairman and Chief Executive Officer
the Board. Principal Occupation(s) During the Past	(retired 2009) and President (2006–2008) of
Five Years and Other Experience: Chairman of the	Rohm and Haas Co. (chemicals); Director of Tyco
Board of The Vanguard Group, Inc., and of each of	International PLC (diversified manufacturing and
the investment companies served by The Vanguard	services), Hewlett-Packard Co. (electronic computer
Group, since January 2010; Director of The Vanguard	manufacturing), and Delphi Automotive PLC
Group since 2008; Chief Executive Officer and	(automotive components); Senior Advisor at New
President of The Vanguard Group, and of each of	Mountain Capital.
the investment companies served by The Vanguard
Group, since 2008; Director of Vanguard Marketing	Amy Gutmann
Corporation; Managing Director of The Vanguard	Born 1949. Trustee Since June 2006. Principal
Group (1995–2008).	Occupation(s) During the Past Five Years and
Other Experience: President of the University of
IndependentTrustees	Pennsylvania; Christopher H. Browne Distinguished
Professor of Political Science, School of Arts and
Emerson U. Fullwood	Sciences, and Professor of Communication, Annenberg
Born 1948. Trustee Since January 2008. Principal	School for Communication, with secondary faculty
Occupation(s) During the Past Five Years and	appointments in the Department of Philosophy, School
Other Experience: Executive Chief Staff and	of Arts and Sciences, and at the Graduate School of
Marketing Officer for North America and Corporate	Education, University of Pennsylvania; Trustee of the
Vice President (retired 2008) of Xerox Corporation	National Constitution Center; Chair of the Presidential
(document management products and services);	Commission for the Study of Bioethical Issues.
Executive in Residence and 2009–2010 Distinguished
Minett Professor at the Rochester Institute of	JoAnn Heffernan Heisen
Technology; Director of SPX Corporation (multi-industry	Born 1950. Trustee Since July 1998. Principal
manufacturing), the United Way of Rochester,	Occupation(s) During the Past Five Years and Other
Amerigroup Corporation (managed health care), the	Experience: Corporate Vice President and Chief
University of Rochester Medical Center, Monroe	Global Diversity Officer (retired 2008) and Member
Community College Foundation, and North Carolina	of the Executive Committee (1997–2008) of Johnson
A&T University.	& Johnson (pharmaceuticals/medical devices/
consumer products); Director of Skytop Lodge
Corporation (hotels), the University Medical Center
at Princeton, the Robert Wood Johnson Foundation,
and the Center for Talent Innovation; Member of
the Advisory Board of the Institute for Women’s
Leadership at Rutgers University.

F. Joseph Loughrey	Executive Officers
Born 1949. Trustee Since October 2009. Principal
Occupation(s) During the Past Five Years and Other	Glenn Booraem
Experience: President and Chief Operating Officer	Born 1967. Controller Since July 2010. Principal
(retired 2009) of Cummins Inc. (industrial machinery);	Occupation(s) During the Past Five Years and Other
Chairman of the Board of Hillenbrand, Inc. (specialized	Experience: Principal of The Vanguard Group, Inc.;
consumer services), and of Oxfam America; Director	Controller of each of the investment companies served
of SKF AB (industrial machinery), Hyster-Yale Materials	by The Vanguard Group; Assistant Controller of each of
Handling, Inc. (forklift trucks), the Lumina Foundation	the investment companies served by The Vanguard
for Education, and the V Foundation for Cancer	Group (2001–2010).
Research; Member of the Advisory Council for the
College of Arts and Letters and of the Advisory Board	Thomas J. Higgins
to the Kellogg Institute for International Studies, both	Born 1957. Chief Financial Officer Since September
at the University of Notre Dame.	2008. Principal Occupation(s) During the Past Five
Years and Other Experience: Principal of The Vanguard
Mark Loughridge	Group, Inc.; Chief Financial Officer of each of the
Born 1953. Trustee Since March 2012. Principal	investment companies served by The Vanguard Group;
Occupation(s) During the Past Five Years and Other	Treasurer of each of the investment companies served
Experience: Senior Vice President and Chief Financial	by The Vanguard Group (1998–2008).
Officer (retired 2013) at IBM (information technology
services); Fiduciary Member of IBM’s Retirement Plan	Kathryn J. Hyatt
Committee (2004–2013); Director of the Dow Chemical	Born 1955. Treasurer Since November 2008. Principal
Company; Member of the Council on Chicago Booth.	Occupation(s) During the Past Five Years and Other
Experience: Principal of The Vanguard Group, Inc.;
Scott C. Malpass	Treasurer of each of the investment companies served
Born 1962. Trustee Since March 2012. Principal	by The Vanguard Group; Assistant Treasurer of each of
Occupation(s) During the Past Five Years and Other	the investment companies served by The Vanguard
Experience: Chief Investment Officer and Vice	Group (1988–2008).
President at the University of Notre Dame; Assistant
Professor of Finance at the Mendoza College of	Heidi Stam
Business at Notre Dame; Member of the Notre Dame	Born 1956. Secretary Since July 2005. Principal
403(b) Investment Committee; Board Member of	Occupation(s) During the Past Five Years and Other
TIFF Advisory Services, Inc., and Catholic Investment	Experience: Managing Director of The Vanguard
Services, Inc. (investment advisors); Member of	Group, Inc.; General Counsel of The Vanguard Group;
the Investment Advisory Committee of Major	Secretary of The Vanguard Group and of each of the
League Baseball.	investment companies served by The Vanguard Group;
Director and Senior Vice President of Vanguard
André F. Perold	Marketing Corporation.
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years and Other	Vanguard Senior ManagementTeam
Experience: George Gund Professor of Finance and
Banking, Emeritus at the Harvard Business School	Mortimer J. Buckley	Chris D. McIsaac
(retired 2011); Chief Investment Officer and Managing	Kathleen C. Gubanich	Michael S. Miller
Partner of HighVista Strategies LLC (private investment	Paul A. Heller	James M. Norris
firm); Director of Rand Merchant Bank; Overseer of	Martha G. King	Glenn W. Reed
the Museum of Fine Arts Boston.	John T. Marcante

Peter F. Volanakis	Chairman Emeritus and Senior Advisor
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years and Other	John J. Brennan
Experience: President and Chief Operating Officer	Chairman, 1996–2009
(retired 2010) of Corning Incorporated (communications	Chief Executive Officer and President, 1996–2008
equipment); Trustee of Colby-Sawyer College;
Member of the Advisory Board of the Norris Cotton	Founder
Cancer Center and of the Advisory Board of the
Parthenon Group (strategy consulting).	John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	The Russell Indexes and Russell® are registered
Direct Investor Account Services > 800-662-2739	trademarks of Russell Investments and have been
Institutional Investor Services > 800-523-1036	licensed for use by The Vanguard Group, Inc. The
Text Telephone for People	products are not sponsored, endorsed, sold, or
Who Are Deaf or Hard of Hearing> 800-749-7273	promoted by Russell Investments and Russell
Investments makes no representation regarding the
This material may be used in conjunction	advisability of investing in the products.
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2015 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q18542 042015

Semiannual Report | February 28, 2015

Vanguard Sector Bond Index Funds

Vanguard Short-Term Government Bond Index Fund

Vanguard Intermediate-Term Government Bond Index Fund

Vanguard Long-Term Government Bond Index Fund

Vanguard Short-Term Corporate Bond Index Fund

Vanguard Intermediate-Term Corporate Bond Index Fund

Vanguard Long-Term Corporate Bond Index Fund

Vanguard Mortgage-Backed Securities Index Fund

The mission continues

On May 1, 1975, Vanguard began operations, a fledgling company based on the simple but revolutionary idea that a mutual fund company should be managed solely in the interest of its investors.

Four decades later, that revolutionary spirit continues to animate the enterprise. Vanguard remains on a mission to give investors the best chance of investment success.

As we mark our 40th anniversary, we thank you for entrusting your assets to Vanguard and giving us the opportunity to help you reach your financial goals in the decades to come.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	4
Short-Term Government Bond Index Fund.	11
Intermediate-Term Government Bond Index Fund.	26
Long-Term Government Bond Index Fund.	41
Short-Term Corporate Bond Index Fund.	54
Intermediate-Term Corporate Bond Index Fund.	101
Long-Term Corporate Bond Index Fund.	144
Mortgage-Backed Securities Index Fund.	185
About Your Fund’s Expenses.	201
Glossary.	204

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Since our founding, Vanguard has drawn inspiration from the enterprise and valor demonstrated by British naval hero Horatio Nelson and his command at the Battle of the Nile in 1798. The photograph displays a replica of a merchant ship from the same era as Nelson’s flagship, the HMS Vanguard.

Your Fund’s Total Returns

Six Months Ended February 28, 2015
	30-Day SEC	Income	Capital	Total
	Yield	Returns	Returns	Returns
Vanguard Short-Term Government Bond Index Fund
Admiral™ Shares	0.47%	0.26%	0.10%	0.36%
Institutional Shares	0.52	0.29	0.13	0.42
ETF Shares	0.49
Market Price				0.34
Net Asset Value				0.38
Barclays U.S. 1–3 Year Government Float Adjusted Index				0.44
Short U.S. Government Funds Average				0.24
Short U.S. Government Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard Intermediate-Term Government Bond Index Fund
Admiral Shares	1.40%	0.84%	1.29%	2.13%
Institutional Shares	1.44	0.85	1.27	2.12
ETF Shares	1.41
Market Price				2.15
Net Asset Value				2.12
Barclays U.S. 3–10 Year Government Float Adjusted Index				2.16
Intermediate U.S. Government Funds Average				1.68
Intermediate U.S. Government Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard Long-Term Government Bond Index Fund
Admiral Shares	2.38%	1.47%	7.70%	9.17%
Institutional Shares	2.43	1.49	7.72	9.21
ETF Shares	2.40
Market Price				9.25
Net Asset Value				9.19
Barclays U.S. Long Government Float Adjusted Index				9.30
General U.S. Government Funds Average				2.10
General U.S. Government Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the Nasdaq exchange and are available only through brokers. The table provides ETF returns based on both the Nasdaq market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

Your Fund’s Total Returns

Six Months Ended February 28, 2015
	30-Day SEC	Income	Capital	Total
	Yield	Returns	Returns	Returns
Vanguard Short-Term Corporate Bond Index Fund
Admiral Shares	1.61%	0.92%	-0.09%	0.83%
Institutional Shares	1.65	0.93	-0.11	0.82
ETF Shares	1.62
Market Price				0.92
Net Asset Value				0.82
Barclays U.S. 1–5 Year Corporate Bond Index				0.84
Short-Intermediate Investment-Grade Debt Funds Average				0.43
Short-Intermediate Investment-Grade Debt Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard Intermediate-Term Corporate Bond Index Fund
Admiral Shares	2.91%	1.61%	0.75%	2.36%
Institutional Shares	2.95	1.62	0.74	2.36
ETF Shares	2.92
Market Price				2.38
Net Asset Value				2.35
Barclays U.S. 5–10 Year Corporate Bond Index				2.30
Core Bond Funds Average				1.71
Core Bond Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard Long-Term Corporate Bond Index Fund
Admiral Shares	4.12%	2.14%	2.02%	4.16%
Institutional Shares	4.17	2.15	1.99	4.14
ETF Shares	4.14
Market Price				3.99
Net Asset Value				4.16
Barclays U.S. 10+ Year Corporate Bond Index				4.12
Corporate Debt Funds BBB-Rated Average				1.97
Corporate Debt Funds BBB-Rated Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the Nasdaq exchange and are available only through brokers. The table provides ETF returns based on both the Nasdaq market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

Your Fund’s Total Returns

Six Months Ended February 28, 2015
	30-Day SEC	Income	Capital	Total
	Yield	Returns	Returns	Returns
Vanguard Mortgage-Backed Securities Index Fund
Admiral Shares	1.53%	0.73%	1.40%	2.13%
Institutional Shares	1.58	0.73	1.43	2.16
ETF Shares	1.55
Market Price				2.18
Net Asset Value				2.17
Barclays U.S. MBS Float Adjusted Index				2.13
U.S. Mortgage Funds Average				2.00
U.S. Mortgage Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company. Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the Nasdaq exchange and are available only through brokers. The table provides ETF returns based on both the Nasdaq market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Chairman’s Letter

Dear Shareholder,

Despite the U.S. bond market’s weak start and some bumps along the way, all of the Vanguard Sector Bond Index Funds posted positive returns for the six months ended February 28, 2015. As in the 2014 fiscal year, the two long-term funds were the standouts. But this time, long corporates took a backseat to long governments, which benefited from especially strong demand for longer-term U.S. Treasuries.

Vanguard Long-Term Government Bond Index Fund returned 9.19% for the half year, nearly 7 percentage points ahead of the overall bond market and ahead by 3 percentage points of even the broad U.S. stock market. (The returns and yields cited in this letter are for the funds’ ETF shares, based on net asset value.) Vanguard Long-Term Corporate Bond Index Fund returned 4.16%. Higher bond prices accounted for almost 85% of the long-term government fund’s return and almost half of the long-term corporate fund’s return. (See the capital returns in the accompanying tables.)

The two intermediate-term funds and the mortgage-backed securities fund returned about 2%; both short-term funds returned less than 1%. Short- and intermediate-term corporate bonds modestly outpaced their government counterparts—unlike the pattern at the long end.

The funds generally performed in line with their benchmarks after taking expenses into account. The returns of the intermediate- and long-term corporate funds and the mortgage-backed securities fund slightly exceeded those of their benchmarks, largely because of temporary security pricing differences.

Continuing last year’s trend, shorter-term bond yields rose modestly, consistent with the expectation that the Federal Reserve will begin to raise short-term rates in 2015. For example, the short-term corporate fund’s yield rose from 1.40% at the end of August to 1.62% at the end of February, which held back the fund’s return. (Bond yields and prices move in opposite directions.) The mortgage-backed securities fund’s yield also inched up, by 15 basis points. (A basis point is one-hundredth of a percentage point.)

Meanwhile, the yields of the intermediate-and long-term funds declined again as prospects for the global economy grew more clouded, any upswing in inflation appeared more distant, and bonds offered a safe harbor as geopolitical tensions flared.

Bonds notched positive results despite early and late retreats
The broad U.S. taxable bond market returned 2.25%. When the stock market turned volatile, investors favored the relative safety offered by bonds, which also benefited from various global stimulus

Market Barometer
			Total Returns
		Periods Ended February 28, 2015
	Six	One	Five Years
	Months	Year	(Annualized)
Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable
market)	2.25%	5.05%	4.29%
Barclays Municipal Bond Index (Broad tax-exempt market)	2.21	6.49	5.00
Citigroup Three-Month U.S. Treasury Bill Index	0.00	0.03	0.06

Stocks
Russell 1000 Index (Large-caps)	6.00%	14.88%	16.39%
Russell 2000 Index (Small-caps)	5.70	5.63	15.97
Russell 3000 Index (Broad U.S. market)	5.98	14.12	16.36
FTSE All-World ex US Index (International)	-3.34	1.69	6.94

CPI
Consumer Price Index	-1.32%	-0.03%	1.61%

programs. Although bond prices then fell in February, the yield of the 10-year Treasury note ended at 2.03%, down from 2.34% six months earlier.

Municipal bonds, which returned 2.21%, lost some steam toward the end of the period amid increased bond issuance and the prospect of higher interest rates.

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned –9.54% for dollar-based investors, weighed down by the weakness of foreign currencies relative to the dollar. International bonds that were hedged to eliminate the effect of currency exchange rates produced positive returns.

Expense Ratios
Your Fund Compared With Its Peer Group

	Admiral	Institutional	ETF	Peer Group
	Shares	Shares	Shares	Average
Short-Term Government Bond Index
Fund	0.12%	0.09%	0.12%	0.79%
Intermediate-Term Government Bond
Index Fund	0.12	0.09	0.12	0.97
Long-Term Government Bond Index
Fund	0.12	0.09	0.12	1.09
Short-Term Corporate Bond Index Fund	0.12	0.09	0.12	0.82
Intermediate-Term Corporate Bond
Index Fund	0.12	0.09	0.12	0.83
Long-Term Corporate Bond Index Fund	0.12	0.09	0.12	0.92
Mortgage-Backed Securities Index
Fund	0.12	0.09	0.12	0.89
The fund expense ratios shown are from the prospectus dated December 23, 2014, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2015, the funds’ annualized expense ratios were: for the Short-Term Government Bond Index Fund, 0.12% for Admiral Shares, 0.09% for Institutional Shares, and 0.12% for ETF Shares; for the Intermediate-Term Government Bond Index Fund, 0.12% for Admiral Shares, 0.09% for Institutional Shares, and 0.12% for ETF Shares; for the Long-Term Government Bond Index Fund, 0.12% for Admiral Shares, 0.09% for Institutional Shares, and 0.12% for ETF Shares; for the Short-Term Corporate Bond Index Fund, 0.12% for Admiral Shares, 0.09% for Institutional Shares, and 0.12% for ETF Shares; for the Intermediate-Term Corporate Bond Index Fund, 0.12% for Admiral Shares, 0.09% for Institutional Shares, and 0.12% for ETF Shares; for the Long-Term Corporate Bond Index Fund, 0.12% for Admiral Shares, 0.09% for Institutional Shares, and 0.12% for ETF Shares; and for the Mortgage-Backed Securities Index Fund, 0.12% for Admiral Shares, 0.09% for Institutional Shares, and 0.12% for ETF Shares. Peer-group expense ratios are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2014.

Peer groups: For the Short-Term Government Bond Index Fund, Short U.S. Government Funds; for the Intermediate-Term Government Bond Index Fund, Intermediate U.S. Government Funds; for the Long-Term Government Bond Index Fund, General U.S. Government Funds; for the Short-Term Corporate Bond Index Fund, Short-Intermediate Investment-Grade Debt Funds; for the Intermediate-Term Corporate Bond Index Fund, Core Bond Funds; for the Long-Term Corporate Bond Index Fund, Corporate BBB-Rated Debt Funds; for the Mortgage-Backed Securities Index Fund, U.S. Mortgage Funds.

Money market funds and savings accounts provided scant returns as the Fed’s target for short-term rates remained at 0%–0.25%.

A surge in February powered U.S. stocks
U.S. stocks performed solidly but unevenly over the six months. Despite declines in two of those months and flat returns in another, the broad U.S. stock market ended the period up about 6%.

The overall return was powered by a robust advance in February, when the broad market recorded its largest monthly gain since October 2011. Investors were cheered by stabilization in oil prices and guidance from the Federal Reserve that it wouldn’t raise interest rates prematurely.

After some ups and downs, international stocks returned about –3% in dollar terms. The dollar’s strength against many foreign currencies, along with various geopolitical issues, restrained results. Stocks in emerging and developed markets backtracked, with emerging markets faring the worst. In local currency terms, though, international stocks rose.

Even amid higher volatility, bonds delivered strong returns
The U.S. bond market generally continued to confound expectations. As the U.S. economy grew and the Fed ended its bond-buying program in October, interest rates were expected to rise. Among the key questions on the minds of investors and analysts were “When?” and “How much?”

Yields of U.S. Treasury Securities
	August 31,	February 28,
Maturity	2014	2015
2 years	0.50%	0.65%
3 years	0.94	1.02
5 years	1.63	1.54
10 years	2.34	2.03
30 years	3.08	2.63
Source: Vanguard.

The answers, for the most part, were “Not yet” (according to the Fed) and “Not much” (going by expectations in the marketplace). As I mentioned, short-term rates did creep up, but the yield curve flattened further when intermediate-and long-term rates fell as a result of expectations and investor demand.

Bond market returns in January and February differed notably. The broad U.S. market returned more than 2% in January then declined about 1% in February. Volatility was more pronounced in the long-term government fund, which had an exceptional return of nearly 9% in January amid uncertainty about Greece’s ability to meet its Eurozone debt bailout obligations.

But in February, signs of a brighter outlook for European growth and a last-minute agreement on Greece made investors less keen to duck for cover. And as debate grew livelier over when the Fed might raise rates, long-term government bonds gave back much of January’s gains.

Still, after the dust settled, the six-month returns of corporate and government bonds were similar. Corporate bonds, represented by the Barclays U.S. Credit Index, returned 2.14%, and the Barclays U.S. Government Index returned 2.32%. Agency mortgage-backed securities performed in line with the broad corporate market; because of their slightly lower credit quality, they generally continued to provide a small yield premium over comparable-maturity Treasuries.

A combination of factors supported bond demand and prices during the six months. Investors seeking a haven from geopolitical conflicts, such as that between Russia and Ukraine, and from stock-market volatility turned to bonds in general. They favored longer-term Treasuries in particular, not only for the added allure of their higher yields but also because short-term interest rates were expected to keep inching up (hurting prices of shorter-term bonds). Greece’s debt predicament—coupled with concerns about deflation and slower economic growth in Europe, China, Japan, and elsewhere—added to Treasuries’ appeal.

Many foreign investors flocked to higher-yielding U.S. bonds as the yields on short- to intermediate-term sovereign bonds of several European countries turned negative. The relative strength of the U.S. dollar also contributed to strong foreign demand. An investor whose home currency is the euro, for example, can earn a currency return from a U.S. bond if the euro continues to weaken.

All seven funds outpaced the average returns of their peers. The widest margin belonged to the two long-term funds. Their longer durations compared with peer groups spanning a wider range of maturities was an advantage as long-term rates fell. (Duration is a measure of sensitivity to changes in interest rates.) Of course, when rates rise, longer-duration funds can be expected to lag those with less interest-rate sensitivity—as they did in February.

Both ETFs and mutual funds offer opportunities for long-term success
The popularity of exchange-traded funds (ETFs), most of which seek to track an index, has surged over the past decade. We see this as an indication that our message is taking hold: Broad diversification and low costs are keys to long-term success, and indexing is a great way to implement strategies based on those tenets.

As you probably know, ETFs combine the investment characteristics of mutual funds with the trading characteristics of stocks. Like stocks, ETF prices change throughout the day. In contrast, traditional open-end mutual funds are priced once a day, shortly after the market’s close.

Some say that ETFs are more of a trading tool than an investment tool. We don’t think that this has to be the case. In fact, we’re seeing much greater use of ETFs as part of long-term plans. Certainly, ETFs are easy to trade. But they are also easy to hold. And, unlike with traditional mutual funds, the investor doing the trading is the one who pays the transaction costs—not the other fund shareholders.

Vanguard ETFs are simply another share class of our traditional mutual funds. Clients select the share class that best meets their needs. The portfolios are identical. Vanguard research has shown that ETFs and mutual funds perform essentially the same investment function, and that investors can use both to create a low-cost, well-diversified portfolio of stocks and bonds. You can read more in

Buying on the FACTs: Investors’ Choices Between ETFs and Mutual Funds, at vanguard.com/research.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
March 17, 2015

Your Fund’s Performance at a Glance
August 31, 2014, Through February 28, 2015
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Short-Term Government Bond Index
Fund
Admiral Shares	$20.33	$20.34	$0.053	$0.011
Institutional Shares	25.54	25.56	0.072	0.014
ETF Shares	60.95	61.00	0.150	0.033
Vanguard Intermediate-Term Government
Bond Index Fund
Admiral Shares	$21.64	$21.92	$0.180	$0.000
Institutional Shares	26.85	27.19	0.228	0.000
ETF Shares	64.14	64.97	0.523	0.000
Vanguard Long-Term Government Bond Index
Fund
Admiral Shares	$24.81	$26.72	$0.352	$0.000
Institutional Shares	31.48	33.91	0.451	0.000
ETF Shares	73.93	79.61	1.050	0.000
Vanguard Short-Term Corporate Bond Index
Fund
Admiral Shares	$21.81	$21.75	$0.199	$0.040
Institutional Shares	26.71	26.63	0.248	0.050
ETF Shares	80.21	79.99	0.723	0.149
Vanguard Intermediate-Term Corporate Bond
Index Fund
Admiral Shares	$23.40	$23.54	$0.370	$0.035
Institutional Shares	28.92	29.09	0.461	0.043
ETF Shares	86.98	87.49	1.370	0.130
Vanguard Long-Term Corporate Bond Index
Fund
Admiral Shares	$24.71	$25.21	$0.512	$0.000
Institutional Shares	30.68	31.29	0.642	0.000
ETF Shares	92.38	94.21	1.934	0.000
Vanguard Mortgage-Backed Securities Index
Fund
Admiral Shares	$21.05	$21.28	$0.152	$0.065
Institutional Shares	28.52	28.84	0.208	0.087
ETF Shares	52.65	53.25	0.374	0.161

Short-Term Government Bond Index Fund

Fund Profile
As of February 28, 2015

Share-Class Characteristics

	Admiral Institutional		ETF
	Shares	Shares	Shares
Ticker Symbol	VSBSX	VSBIX	VGSH
Expense Ratio[1]	0.12%	0.09%	0.12%
30-Day SEC Yield	0.47%	0.52%	0.49%

Financial Attributes

		Barclays
		1–3 Year
		Gov’t	Barclays
		Float Adj	Aggregate
	Fund	Index	FA Index

Number of Bonds	146	429	9,115

Yield to Maturity
(before expenses)	0.6%	0.6%	2.1%

Average Coupon	1.5%	1.5%	3.2%

Average Duration	1.9 years	1.9 years	5.6 years

Average Effective
Maturity	1.9 years	2.0 years	7.7 years

Short-Term
Reserves	1.3%	—	—

Sector Diversification (% of portfolio)
Treasury/Agency	100.0%
The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Volatility Measures
	Barclays
	1–3 Year
	Gov’t	Barclays
	Float Adj	Aggregate
	Index	FA Index
R-Squared	0.98	0.65
Beta	1.03	0.15
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Effective Maturity
(% of portfolio)
Under 1 Year	1.2%
1 - 3 Years	98.5
3 - 5 Years	0.3

Distribution by Credit Quality (% of portfolio)

U.S. Government	100.0%

Credit-quality ratings are obtained from Barclays and are from Moody's, Fitch, and S&P. When ratings from all three agencies are used, the median rating is shown. When ratings from two of the agencies are used, the lower rating for each issue is shown. For more information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated December 23, 2014, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2015, the annualized expense ratios were 0.12% for Admiral Shares, 0.09% for Institutional Shares, and 0.12% for ETF Shares.

Short-Term Government Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 19, 2009, Through February 28, 2015
		Barclays
		1–3 Year
		Gov’t
		Float Adj
	ETF Shares Net Asset Value	Index
Fiscal Year	Total Returns	Total Returns
2010	1.69%	1.83%
2011	1.39	1.53
2012	0.40	0.50
2013	0.04	0.16
2014	0.70	0.80
2015	0.38	0.44
Note: For 2015, performance data reflect the six months ended February 28, 2015.

Average Annual Total Returns: Periods Ended December 31, 2014
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.
					Since Inception
	Inception Date	One Year Five Years		Income	Capital	Total
Admiral Shares	12/28/2009	0.50%	0.96%	0.47%	0.48%	0.95%
Institutional Shares	8/23/2010	0.57	—	0.49	0.16	0.65
ETF Shares	11/19/2009
Market Price		0.49	0.97			0.85
Net Asset Value		0.53	0.97			0.84

See Financial Highlights for dividend and capital gains information.

Short-Term Government Bond Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2015

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (98.8%)
U.S. Government Securities (88.8%)
United States Treasury Note/Bond	0.375%	3/15/16	6,895	6,900
United States Treasury Note/Bond	0.375%	3/31/16	12,685	12,697
United States Treasury Note/Bond	0.250%	4/15/16	9,605	9,597
United States Treasury Note/Bond	0.375%	4/30/16	9,245	9,249
United States Treasury Note/Bond	2.000%	4/30/16	300	306
United States Treasury Note/Bond	0.250%	5/15/16	10,155	10,141
United States Treasury Note/Bond	5.125%	5/15/16	3,390	3,583
United States Treasury Note/Bond	7.250%	5/15/16	850	920
United States Treasury Note/Bond	0.375%	5/31/16	10,975	10,975
United States Treasury Note/Bond	1.750%	5/31/16	27,250	27,714
United States Treasury Note/Bond	3.250%	5/31/16	1,000	1,036
United States Treasury Note/Bond	0.500%	6/15/16	4,670	4,677
United States Treasury Note/Bond	0.500%	6/30/16	10,075	10,088
United States Treasury Note/Bond	1.500%	6/30/16	4,798	4,866
United States Treasury Note/Bond	3.250%	6/30/16	14,610	15,158
United States Treasury Note/Bond	0.625%	7/15/16	11,755	11,788
United States Treasury Note/Bond	0.500%	7/31/16	4,829	4,835
United States Treasury Note/Bond	1.500%	7/31/16	4,386	4,452
United States Treasury Note/Bond	3.250%	7/31/16	8,478	8,817
United States Treasury Note/Bond	0.625%	8/15/16	9,140	9,163
United States Treasury Note/Bond	4.875%	8/15/16	2,575	2,740
United States Treasury Note/Bond	0.500%	8/31/16	6,750	6,754
United States Treasury Note/Bond	1.000%	8/31/16	8,395	8,463
United States Treasury Note/Bond	3.000%	8/31/16	9,550	9,914
United States Treasury Note/Bond	0.875%	9/15/16	8,710	8,762
United States Treasury Note/Bond	0.500%	9/30/16	13,270	13,274
United States Treasury Note/Bond	1.000%	9/30/16	9,675	9,753
United States Treasury Note/Bond	3.000%	9/30/16	4,785	4,975
United States Treasury Note/Bond	0.625%	10/15/16	4,525	4,533
United States Treasury Note/Bond	0.375%	10/31/16	9,350	9,328
United States Treasury Note/Bond	1.000%	10/31/16	16,338	16,471
United States Treasury Note/Bond	3.125%	10/31/16	4,220	4,401
United States Treasury Note/Bond	0.625%	11/15/16	14,945	14,966
United States Treasury Note/Bond	4.625%	11/15/16	2,490	2,662
United States Treasury Note/Bond	7.500%	11/15/16	1,000	1,117
United States Treasury Note/Bond	0.500%	11/30/16	7,855	7,850
United States Treasury Note/Bond	0.875%	11/30/16	7,995	8,040

Short-Term Government Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	2.750%	11/30/16	8,685	9,016
United States Treasury Note/Bond	0.625%	12/15/16	3,630	3,634
United States Treasury Note/Bond	0.625%	12/31/16	8,589	8,596
United States Treasury Note/Bond	0.875%	12/31/16	2,720	2,735
United States Treasury Note/Bond	3.250%	12/31/16	8,810	9,237
United States Treasury Note/Bond	0.750%	1/15/17	5,860	5,877
United States Treasury Note/Bond	0.500%	1/31/17	11,000	10,979
United States Treasury Note/Bond	0.875%	1/31/17	8,000	8,041
United States Treasury Note/Bond	3.125%	1/31/17	3,900	4,088
United States Treasury Note/Bond	0.625%	2/15/17	6,670	6,670
United States Treasury Note/Bond	4.625%	2/15/17	6,975	7,518
United States Treasury Note/Bond	0.500%	2/28/17	8,000	7,980
United States Treasury Note/Bond	0.875%	2/28/17	17,380	17,461
United States Treasury Note/Bond	3.000%	2/28/17	8,420	8,812
United States Treasury Note/Bond	0.750%	3/15/17	3,940	3,948
United States Treasury Note/Bond	1.000%	3/31/17	5,335	5,370
United States Treasury Note/Bond	3.250%	3/31/17	9,250	9,741
United States Treasury Note/Bond	0.875%	4/15/17	6,605	6,630
United States Treasury Note/Bond	0.875%	4/30/17	4,255	4,270
United States Treasury Note/Bond	3.125%	4/30/17	2,760	2,903
United States Treasury Note/Bond	0.875%	5/15/17	5,995	6,016
United States Treasury Note/Bond	4.500%	5/15/17	2,325	2,516
United States Treasury Note/Bond	8.750%	5/15/17	4,130	4,854
United States Treasury Note/Bond	0.625%	5/31/17	820	818
United States Treasury Note/Bond	2.750%	5/31/17	6,471	6,760
United States Treasury Note/Bond	0.875%	6/15/17	7,500	7,519
United States Treasury Note/Bond	0.750%	6/30/17	6,710	6,704
United States Treasury Note/Bond	2.500%	6/30/17	18,810	19,557
United States Treasury Note/Bond	0.875%	7/15/17	13,820	13,846
United States Treasury Note/Bond	2.375%	7/31/17	15,191	15,756
United States Treasury Note/Bond	0.875%	8/15/17	13,370	13,383
United States Treasury Note/Bond	0.625%	8/31/17	11,000	10,935
United States Treasury Note/Bond	1.875%	8/31/17	6,365	6,526
United States Treasury Note/Bond	1.000%	9/15/17	2,605	2,613
United States Treasury Note/Bond	0.625%	9/30/17	4,470	4,440
United States Treasury Note/Bond	1.875%	9/30/17	4,950	5,074
United States Treasury Note/Bond	0.875%	10/15/17	5,300	5,296
United States Treasury Note/Bond	0.750%	10/31/17	7,000	6,967
United States Treasury Note/Bond	1.875%	10/31/17	10,000	10,252
United States Treasury Note/Bond	0.875%	11/15/17	9,980	9,964
United States Treasury Note/Bond	4.250%	11/15/17	8,810	9,592
United States Treasury Note/Bond	0.625%	11/30/17	4,585	4,545
United States Treasury Note/Bond	2.250%	11/30/17	13,160	13,625
United States Treasury Note/Bond	1.000%	12/15/17	1,580	1,582
United States Treasury Note/Bond	0.750%	12/31/17	9,710	9,648
United States Treasury Note/Bond	0.875%	1/15/18	6,550	6,530
United States Treasury Note/Bond	0.875%	1/31/18	6,190	6,168
United States Treasury Note/Bond	2.625%	1/31/18	5,165	5,405
United States Treasury Note/Bond	1.000%	2/15/18	6,500	6,500
United States Treasury Note/Bond	3.500%	2/15/18	6,000	6,435
United States Treasury Note/Bond	0.750%	2/28/18	10,000	9,917
United States Treasury Note/Bond	2.750%	2/28/18	3,500	3,676
				687,890

Short-Term Government Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Agency Bonds and Notes (10.0%)
1 Federal Agricultural Mortgage Corp.	2.000%	7/27/16	50	51
1 Federal Farm Credit Banks	1.050%	3/28/16	100	101
1 Federal Farm Credit Banks	5.125%	8/25/16	800	854
1 Federal Farm Credit Banks	4.875%	1/17/17	500	539
1 Federal Farm Credit Banks	1.125%	9/22/17	750	754
1 Federal Farm Credit Banks	1.000%	9/25/17	200	200
1 Federal Farm Credit Banks	1.125%	12/18/17	225	226
1 Federal Farm Credit Banks	1.110%	2/20/18	200	200
1 Federal Home Loan Banks	3.125%	3/11/16	425	437
1 Federal Home Loan Banks	0.375%	6/24/16	3,410	3,407
1 Federal Home Loan Banks	0.500%	9/28/16	2,650	2,648
1 Federal Home Loan Banks	0.625%	11/23/16	825	825
1 Federal Home Loan Banks	4.750%	12/16/16	285	306
1 Federal Home Loan Banks	0.625%	12/28/16	600	600
1 Federal Home Loan Banks	4.875%	5/17/17	600	654
1 Federal Home Loan Banks	0.875%	5/24/17	3,180	3,188
1 Federal Home Loan Banks	1.000%	6/21/17	2,205	2,216
1 Federal Home Loan Banks	5.000%	11/17/17	2,010	2,224
1 Federal Home Loan Banks	1.125%	4/25/18	2,500	2,500
2 Federal Home Loan Mortgage Corp.	0.500%	5/13/16	3,110	3,115
2 Federal Home Loan Mortgage Corp.	2.500%	5/27/16	980	1,005
2 Federal Home Loan Mortgage Corp.	5.500%	7/18/16	250	267
2 Federal Home Loan Mortgage Corp.	2.000%	8/25/16	1,685	1,722
2 Federal Home Loan Mortgage Corp.	0.875%	10/14/16	3,830	3,848
2 Federal Home Loan Mortgage Corp.	0.500%	1/27/17	1,250	1,247
2 Federal Home Loan Mortgage Corp.	5.000%	2/16/17	600	650
2 Federal Home Loan Mortgage Corp.	0.875%	2/22/17	1,250	1,255
2 Federal Home Loan Mortgage Corp.	1.000%	3/8/17	2,055	2,066
2 Federal Home Loan Mortgage Corp.	5.000%	4/18/17	200	218
2 Federal Home Loan Mortgage Corp.	1.250%	5/12/17	2,500	2,526
2 Federal Home Loan Mortgage Corp.	1.000%	6/29/17	265	266
2 Federal Home Loan Mortgage Corp.	1.000%	7/28/17	657	659
2 Federal Home Loan Mortgage Corp.	5.500%	8/23/17	2,000	2,226
2 Federal Home Loan Mortgage Corp.	1.000%	9/29/17	400	401
2 Federal Home Loan Mortgage Corp.	5.125%	11/17/17	3,125	3,469
2 Federal Home Loan Mortgage Corp.	0.750%	1/12/18	1,150	1,140
2 Federal National Mortgage Assn.	5.000%	3/15/16	25	26
2 Federal National Mortgage Assn.	0.500%	3/30/16	3,185	3,191
2 Federal National Mortgage Assn.	2.375%	4/11/16	680	695
2 Federal National Mortgage Assn.	0.375%	7/5/16	3,580	3,577
2 Federal National Mortgage Assn.	0.625%	8/26/16	3,000	3,005
2 Federal National Mortgage Assn.	1.250%	9/28/16	2,425	2,451
2 Federal National Mortgage Assn.	1.375%	11/15/16	575	583
2 Federal National Mortgage Assn.	5.000%	2/13/17	880	953
2 Federal National Mortgage Assn.	0.750%	4/20/17	1,100	1,101
2 Federal National Mortgage Assn.	1.125%	4/27/17	700	706
2 Federal National Mortgage Assn.	5.000%	5/11/17	555	606
2 Federal National Mortgage Assn.	0.000%	6/1/17	500	490
2 Federal National Mortgage Assn.	5.375%	6/12/17	1,510	1,665
2 Federal National Mortgage Assn.	0.875%	8/28/17	1,050	1,050
2 Federal National Mortgage Assn.	1.000%	9/27/17	6,000	6,011
2 Federal National Mortgage Assn.	0.875%	10/26/17	890	888
2 Federal National Mortgage Assn.	0.875%	12/20/17	900	896

Short-Term Government Bond Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
2	Federal National Mortgage Assn.	0.875%	2/8/18	850	845
	Private Export Funding Corp.	1.375%	2/15/17	250	253
1	Tennessee Valley Authority	5.500%	7/18/17	125	138
					77,140
Total U.S. Government and Agency Obligations (Cost $764,023)					765,030

				Shares
Temporary Cash Investment (1.3%)
Money Market Fund (1.3%)
3	Vanguard Market Liquidity Fund (Cost $9,826)	0.134%		9,826,175	9,826
Total Investments (100.1%) (Cost $773,849)					774,856
Other Assets and Liabilities (-0.1%)
Other Assets					36,973
Liabilities					(37,558)
					(585)
Net Assets (100%)					774,271

At February 28, 2015, net assets consisted of:
Amount
($000)
Paid-in Capital	772,870
Undistributed Net Investment Income	247
Accumulated Net Realized Gains	147
Unrealized Appreciation (Depreciation)	1,007
Net Assets	774,271

Admiral Shares—Net Assets
Applicable to 8,807,030 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	179,129
Net Asset Value Per Share—Admiral Shares	$20.34

Institutional Shares—Net Assets
Applicable to 1,924,485 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	49,183
Net Asset Value Per Share—Institutional Shares	$25.56

Short-Term Government Bond Index Fund

Amount
($000)
ETF Shares—Net Assets
Applicable to 8,950,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	545,959
Net Asset Value Per Share—ETF Shares	$61.00

See Note A in Notes to Financial Statements.
1 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Government Bond Index Fund

Statement of Operations

Six Months Ended
February 28, 2015
($000)
Investment Income
Income
Interest[1]	2,335
Total Income	2,335
Expenses
The Vanguard Group—Note B
Investment Advisory Services	9
Management and Administrative—Admiral Shares	75
Management and Administrative—Institutional Shares	17
Management and Administrative—ETF Shares	235
Marketing and Distribution—Admiral Shares	16
Marketing and Distribution—Institutional Shares	2
Marketing and Distribution—ETF Shares	58
Custodian Fees	1
Shareholders’ Reports—Admiral Shares	1
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	8
Total Expenses	422
Net Investment Income	1,913
Realized Net Gain (Loss) on Investment Securities Sold	593
Change in Unrealized Appreciation (Depreciation) of Investment Securities	468
Net Increase (Decrease) in Net Assets Resulting from Operations	2,974
1 Interest income from an affiliated company of the fund was $6,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Government Bond Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,913	1,738
Realized Net Gain (Loss)	593	556
Change in Unrealized Appreciation (Depreciation)	468	977
Net Increase (Decrease) in Net Assets Resulting from Operations	2,974	3,271
Distributions
Net Investment Income
Admiral Shares[1]	(423)	(287)
Institutional Shares	(131)	(95)
ETF Shares	(1,295)	(1,173)
Realized Capital Gain [2]
Admiral Shares[1]	(93)	(54)
Institutional Shares	(24)	(19)
ETF Shares	(299)	(307)
Total Distributions	(2,265)	(1,935)
Capital Share Transactions
Admiral Shares[1]	53,516	72,273
Institutional Shares	461	31,229
ETF Shares	48,644	188,874
Net Increase (Decrease) from Capital Share Transactions	102,621	292,376
Total Increase (Decrease)	103,330	293,712
Net Assets
Beginning of Period	670,941	377,229
End of Period[3]	774,271	670,941
1 Signal Shares were renamed Admiral Shares in October 2013.
2 Includes fiscal 2015 and 2014 short-term gain distributions totaling $149,000 and $76,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
3 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $247,000 and $183,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Government Bond Index Fund

Financial Highlights

Admiral Shares
	Six Months					Dec. 28,
	Ended					2009[1] to
For a Share Outstanding	February 28,			Year Ended August 31,		Aug. 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$20.33	$20.27	$20.35	$20.39	$20.25	$19.92
Investment Operations
Net Investment Income	.051	.068	.053	.089	.134	.101
Net Realized and Unrealized Gain (Loss)
on Investments	.023	.074	(. 048)	(. 007)	.149	. 329
Total from Investment Operations	.074	.142	.005	.082	. 283	. 430
Distributions
Dividends from Net Investment Income	(. 053)	(. 066)	(. 053)	(. 087)	(.135)	(.100)
Distributions from Realized Capital Gains	(. 011)	(. 016)	(. 032)	(. 035)	(. 008)	—
Total Distributions	(. 064)	(. 082)	(. 085)	(.122)	(.143)	(.100)
Net Asset Value, End of Period	$20.34	$20.33	$20.27	$20.35	$20.39	$20.25

Total Return[2]	0.36%	0.70%	0.02%	0.40%	1.40%	2.16%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$179	$126	$53	$37	$11	$6
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.14%	0.15%[3]
Ratio of Net Investment Income to
Average Net Assets	0.52%	0.34%	0.26%	0.44%	0.66%	0.84%[3]
Portfolio Turnover Rate [4]	58%	64%	73%	72%	69%	69%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
Signal Shares were renamed Admiral Shares in October 2013. Prior periods’ Financial Highlights are for the Signal class.
1 Inception.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Government Bond Index Fund

Financial Highlights

Institutional Shares
	Six Months					Aug. 23,
	Ended					2010[1] to
For a Share Outstanding	February 28,			Year Ended August 31,		Aug. 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$25.54	$25.47	$25.57	$25.62	$25.45	$25.46
Investment Operations
Net Investment Income	.070	.095	.075	.121	.183	.005
Net Realized and Unrealized Gain (Loss)
on Investments	.036	.088	(. 059)	(. 007)	.180	.003
Total from Investment Operations	.106	.183	.016	.114	.363	.008
Distributions
Dividends from Net Investment Income	(. 072)	(. 093)	(. 075)	(.120)	(.183)	(. 018)
Distributions from Realized Capital Gains	(. 014)	(. 020)	(. 041)	(. 044)	(. 010)	—
Total Distributions	(. 086)	(.113)	(.116)	(.164)	(.193)	(. 018)
Net Asset Value, End of Period	$25.56	$25.54	$25.47	$25.57	$25.62	$25.45

Total Return[2]	0.42%	0.72%	0.06%	0.45%	1.43%	0.03%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$49	$49	$17	$44	$33	$8
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%[3]
Ratio of Net Investment Income to
Average Net Assets	0.55%	0.37%	0.29%	0.47%	0.71%	0.90%[3]
Portfolio Turnover Rate [4]	58%	64%	73%	72%	69%	69%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Government Bond Index Fund

Financial Highlights

ETF Shares
Six Months						Nov. 19,
	Ended					2009[1] to
For a Share Outstanding	February 28,			Year Ended August 31,		Aug. 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$60.95	$60.75	$60.98	$61.11	$60.70	$60.04
Investment Operations
Net Investment Income	.156	.198	.158	.270	.405	.349
Net Realized and Unrealized Gain (Loss)
on Investments	.077	.227	(.134)	(.028)	.434	.660
Total from Investment Operations	.233	.425	.024	.242	.839	1.009
Distributions
Dividends from Net Investment Income	(.150)	(.177)	(.158)	(. 267)	(. 405)	(. 349)
Distributions from Realized Capital Gains	(. 033)	(. 048)	(. 096)	(.105)	(. 024)	—
Total Distributions	(.183)	(. 225)	(. 254)	(. 372)	(. 429)	(. 349)
Net Asset Value, End of Period	$61.00	$60.95	$60.75	$60.98	$61.11	$60.70

Total Return	0.38%	0.70%	0.04%	0.40%	1.39%	1.69%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$546	$497	$307	$183	$150	$79
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.14%	0.15%[2]
Ratio of Net Investment Income to
Average Net Assets	0.52%	0.34%	0.26%	0.44%	0.66%	0.84%[2]
Portfolio Turnover Rate [3]	58%	64%	73%	72%	69%	69%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception. 2 Annualized. 3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Government Bond Index Fund

Notes to Financial Statements

Vanguard Short-Term Government Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Admiral Shares, Institutional Shares, and ETF Shares. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2011–2014), and for the period ended February 28, 2015, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at February 28, 2015, or at any time during the period then ended.

5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to invest up to 0.40% of its net assets in Vanguard. At February 28, 2015, the fund had contributed capital of $75,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.03% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of February 28, 2015, based on the inputs used to value them:
	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	765,030	—
Temporary Cash Investments	9,826	—	—
Total	9,826	765,030	—

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

During the six months ended February 28, 2015, the fund realized $341,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

At February 28, 2015, the cost of investment securities for tax purposes was $773,849,000. Net unrealized appreciation of investment securities for tax purposes was $1,007,000, consisting of unrealized gains of $1,171,000 on securities that had risen in value since their purchase and $164,000 in unrealized losses on securities that had fallen in value since their purchase.

Short-Term Government Bond Index Fund

E. During the six months ended February 28, 2015, the fund purchased $428,641,000 of investment securities and sold $326,455,000 of investment securities, other than temporary cash investments. Purchases and sales include $163,177,000 and $114,877,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	February 28, 2015		August 31, 2014
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Admiral Shares[1]
Issued	87,779	4,317	157,433	7,749
Issued in Lieu of Cash Distributions	434	21	290	15
Redeemed	(34,697)	(1,706)	(85,450)	(4,206)
Net Increase (Decrease)—Admiral Shares	53,516	2,632	72,273	3,558
Institutional Shares
Issued	5,556	217	35,085	1,374
Issued in Lieu of Cash Distributions	96	4	114	4
Redeemed	(5,191)	(203)	(3,970)	(155)
Net Increase (Decrease) —Institutional Shares	461	18	31,229	1,223
ETF Shares
Issued	164,590	2,700	274,120	4,500
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(115,946)	(1,900)	(85,246)	(1,400)
Net Increase (Decrease)—ETF Shares	48,644	800	188,874	3,100
1 Signal Shares were renamed Admiral Shares in October 2013.

G. Management has determined that no material events or transactions occurred subsequent to February 28, 2015, that would require recognition or disclosure in these financial statements.

Intermediate-Term Government Bond Index Fund

Fund Profile
As of February 28, 2015

Share-Class Characteristics

	Admiral	Institutional	ETF
	Shares	Shares	Shares
Ticker Symbol	VSIGX	VIIGX	VGIT
Expense Ratio[1]	0.12%	0.09%	0.12%
30-Day SEC Yield	1.40%	1.44%	1.41%

Financial Attributes

		Barclays
		3–10 Year
		Gov’t	Barclays
		Float Adj	Aggregate
	Fund	Index	FA Index

Number of Bonds	163	378	9,115

Yield to Maturity
(before expenses)	1.6%	1.6%	2.1%
Average Coupon	2.2%	2.1%	3.2%
Average Duration	5.3 years	5.3 years	5.6 years
Average Effective
Maturity	5.6 years	5.7 years	7.7 years
Short-Term
Reserves	0.6%	—	—

Sector Diversification (% of portfolio)
Treasury/Agency	100.0%
The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Volatility Measures
	Barclays
	3–10 Year
	Gov’t	Barclays
	Float Adj	Aggregate
	Index	FA Index
R-Squared	1.00	0.91
Beta	1.02	1.10
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Effective Maturity
(% of portfolio)
Under 1 Year	0.4%
1 - 3 Years	0.1
3 - 5 Years	47.2
5 - 10 Years	52.3

Distribution by Credit Quality (% of portfolio)

U.S. Government	100.0%

Credit-quality ratings are obtained from Barclays and are from Moody's, Fitch, and S&P. When ratings from all three agencies are used, the median rating is shown. When ratings from two of the agencies are used, the lower rating for each issue is shown. For more information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated December 23, 2014, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2015, the annualized expense ratios were 0.12% for Admiral Shares, 0.09% for Institutional Shares, and 0.12% for ETF Shares.

Intermediate-Term Government Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 19, 2009, Through February 28, 2015
		Barclays
		3–10 Year
		Gov’t
		Float Adj
	ETF Shares Net Asset Value	Index
Fiscal Year	Total Returns	Total Returns
2010	7.65%	7.76%
2011	5.30	5.53
2012	4.50	4.51
2013	-3.18	-2.99
2014	3.54	3.54
2015	2.12	2.16
Note: For 2015, performance data reflect the six months ended February 28, 2015.

Average Annual Total Returns: Periods Ended December 31, 2014
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.
					Since Inception
	Inception Date	One Year	Five Years	Income	Capital	Total
Admiral Shares	8/4/2010	4.22%	—	1.69%	1.24%	2.93%
Institutional Shares	3/19/2010	4.24	—	1.79	2.12	3.91
ETF Shares	11/19/2009
Market Price		4.58	4.13%			3.68
Net Asset Value		4.23	4.07			3.62

See Financial Highlights for dividend and capital gains information.

Intermediate-Term Government Bond Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2015

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.2%)
U.S. Government Securities (93.3%)
United States Treasury Note/Bond	0.750%	3/31/18	50	50
United States Treasury Note/Bond	0.625%	4/30/18	2,455	2,420
United States Treasury Note/Bond	2.625%	4/30/18	6,127	6,420
United States Treasury Note/Bond	3.875%	5/15/18	741	806
United States Treasury Note/Bond	9.125%	5/15/18	910	1,142
United States Treasury Note/Bond	1.000%	5/31/18	4,337	4,320
United States Treasury Note/Bond	2.375%	5/31/18	1,702	1,770
United States Treasury Note/Bond	1.375%	6/30/18	10,830	10,911
United States Treasury Note/Bond	2.375%	6/30/18	2,946	3,063
United States Treasury Note/Bond	1.375%	7/31/18	3,525	3,548
United States Treasury Note/Bond	2.250%	7/31/18	1,570	1,626
United States Treasury Note/Bond	1.500%	8/31/18	5,625	5,683
United States Treasury Note/Bond	1.375%	9/30/18	11,461	11,522
United States Treasury Note/Bond	1.250%	10/31/18	10,380	10,380
United States Treasury Note/Bond	1.750%	10/31/18	2,145	2,183
United States Treasury Note/Bond	3.750%	11/15/18	2,607	2,845
United States Treasury Note/Bond	9.000%	11/15/18	6,233	7,994
United States Treasury Note/Bond	1.250%	11/30/18	4,085	4,082
United States Treasury Note/Bond	1.375%	11/30/18	1,670	1,677
United States Treasury Note/Bond	1.375%	12/31/18	2,340	2,347
United States Treasury Note/Bond	1.500%	12/31/18	5,925	5,972
United States Treasury Note/Bond	1.500%	1/31/19	7,575	7,629
United States Treasury Note/Bond	2.750%	2/15/19	22,127	23,361
United States Treasury Note/Bond	8.875%	2/15/19	869	1,126
United States Treasury Note/Bond	1.375%	2/28/19	4,650	4,656
United States Treasury Note/Bond	1.500%	2/28/19	5,400	5,435
United States Treasury Note/Bond	1.500%	3/31/19	2,340	2,353
United States Treasury Note/Bond	1.625%	3/31/19	5,400	5,458
United States Treasury Note/Bond	1.250%	4/30/19	528	525
United States Treasury Note/Bond	1.625%	4/30/19	3,923	3,964
United States Treasury Note/Bond	3.125%	5/15/19	3,958	4,239
United States Treasury Note/Bond	1.125%	5/31/19	1,310	1,295
United States Treasury Note/Bond	1.500%	5/31/19	10,350	10,397
United States Treasury Note/Bond	1.000%	6/30/19	3,400	3,342
United States Treasury Note/Bond	1.625%	6/30/19	7,275	7,342
United States Treasury Note/Bond	0.875%	7/31/19	3,609	3,524
United States Treasury Note/Bond	1.625%	7/31/19	9,810	9,893

Intermediate-Term Government Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	3.625%	8/15/19	3,342	3,662
United States Treasury Note/Bond	8.125%	8/15/19	2,692	3,476
United States Treasury Note/Bond	1.000%	8/31/19	3,240	3,178
United States Treasury Note/Bond	1.625%	8/31/19	6,283	6,334
United States Treasury Note/Bond	1.000%	9/30/19	21,240	20,809
United States Treasury Note/Bond	1.750%	9/30/19	11,350	11,495
United States Treasury Note/Bond	1.250%	10/31/19	876	868
United States Treasury Note/Bond	1.500%	10/31/19	9,750	9,762
United States Treasury Note/Bond	3.375%	11/15/19	1,600	1,740
United States Treasury Note/Bond	1.000%	11/30/19	2,855	2,792
United States Treasury Note/Bond	1.500%	11/30/19	7,850	7,856
United States Treasury Note/Bond	1.125%	12/31/19	2,275	2,236
United States Treasury Note/Bond	1.625%	12/31/19	9,068	9,122
United States Treasury Note/Bond	1.250%	1/31/20	7,800	7,707
United States Treasury Note/Bond	1.375%	1/31/20	2,552	2,537
United States Treasury Note/Bond	3.625%	2/15/20	1,580	1,742
United States Treasury Note/Bond	8.500%	2/15/20	360	481
United States Treasury Note/Bond	1.250%	2/29/20	3,560	3,514
United States Treasury Note/Bond	1.375%	2/29/20	8,000	7,952
United States Treasury Note/Bond	1.125%	3/31/20	1,050	1,029
United States Treasury Note/Bond	1.125%	4/30/20	2,025	1,983
United States Treasury Note/Bond	3.500%	5/15/20	18,619	20,440
United States Treasury Note/Bond	1.375%	5/31/20	2,700	2,675
United States Treasury Note/Bond	1.875%	6/30/20	2,450	2,489
United States Treasury Note/Bond	2.000%	7/31/20	1,560	1,593
United States Treasury Note/Bond	2.625%	8/15/20	20,500	21,602
United States Treasury Note/Bond	8.750%	8/15/20	950	1,307
United States Treasury Note/Bond	2.125%	8/31/20	2,550	2,619
United States Treasury Note/Bond	2.000%	9/30/20	2,130	2,172
United States Treasury Note/Bond	1.750%	10/31/20	6,500	6,537
United States Treasury Note/Bond	2.625%	11/15/20	14,852	15,634
United States Treasury Note/Bond	2.000%	11/30/20	5,675	5,779
United States Treasury Note/Bond	2.375%	12/31/20	3,230	3,355
United States Treasury Note/Bond	2.125%	1/31/21	4,722	4,837
United States Treasury Note/Bond	3.625%	2/15/21	5,457	6,055
United States Treasury Note/Bond	7.875%	2/15/21	716	969
United States Treasury Note/Bond	2.000%	2/28/21	4,015	4,081
United States Treasury Note/Bond	2.250%	3/31/21	2,925	3,014
United States Treasury Note/Bond	2.250%	4/30/21	3,500	3,606
United States Treasury Note/Bond	3.125%	5/15/21	3,042	3,291
United States Treasury Note/Bond	8.125%	5/15/21	1,340	1,846
United States Treasury Note/Bond	2.000%	5/31/21	8,600	8,728
United States Treasury Note/Bond	2.125%	6/30/21	4,950	5,060
United States Treasury Note/Bond	2.250%	7/31/21	5,825	5,995
United States Treasury Note/Bond	2.125%	8/15/21	6,250	6,385
United States Treasury Note/Bond	8.125%	8/15/21	1,775	2,471
United States Treasury Note/Bond	2.000%	8/31/21	5,425	5,498
United States Treasury Note/Bond	2.125%	9/30/21	7,000	7,147
United States Treasury Note/Bond	2.000%	10/31/21	5,375	5,442
United States Treasury Note/Bond	2.000%	11/15/21	3,013	3,052
United States Treasury Note/Bond	8.000%	11/15/21	7,115	9,923
United States Treasury Note/Bond	1.875%	11/30/21	6,700	6,731
United States Treasury Note/Bond	2.125%	12/31/21	8,850	9,035
United States Treasury Note/Bond	1.500%	1/31/22	5,250	5,143
United States Treasury Note/Bond	2.000%	2/15/22	14,655	14,845

Intermediate-Term Government Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	1.750%	2/28/22	5,500	5,475
United States Treasury Note/Bond	1.625%	8/15/22	1,340	1,320
United States Treasury Note/Bond	7.250%	8/15/22	350	484
United States Treasury Note/Bond	1.625%	11/15/22	13,705	13,472
United States Treasury Note/Bond	7.625%	11/15/22	575	816
United States Treasury Note/Bond	2.000%	2/15/23	6,275	6,330
United States Treasury Note/Bond	7.125%	2/15/23	1,590	2,212
United States Treasury Note/Bond	1.750%	5/15/23	21,015	20,756
United States Treasury Note/Bond	2.500%	8/15/23	7,295	7,630
United States Treasury Note/Bond	6.250%	8/15/23	975	1,308
United States Treasury Note/Bond	2.750%	11/15/23	6,545	6,974
United States Treasury Note/Bond	2.750%	2/15/24	7,200	7,670
United States Treasury Note/Bond	2.500%	5/15/24	19,025	19,854
United States Treasury Note/Bond	2.375%	8/15/24	13,485	13,927
United States Treasury Note/Bond	2.250%	11/15/24	13,576	13,871
United States Treasury Note/Bond	7.500%	11/15/24	1,500	2,235
United States Treasury Note/Bond	2.000%	2/15/25	6,000	6,002
				635,267
Agency Bonds and Notes (5.9%)
1 AID-Israel	5.500%	9/18/23	125	155
1 AID-Israel	5.500%	4/26/24	500	626
1 AID-Jordan	1.945%	6/23/19	200	204
1 AID-Jordan	2.503%	10/30/20	175	180
1 AID-Ukraine	1.844%	5/16/19	200	202
2 Federal Farm Credit Banks	5.150%	11/15/19	300	348
2 Federal Farm Credit Banks	3.500%	12/20/23	100	109
2 Federal Home Loan Banks	1.375%	3/9/18	2,400	2,418
2 Federal Home Loan Banks	1.125%	4/25/18	1,000	1,000
2 Federal Home Loan Banks	1.875%	3/8/19	1,000	1,017
2 Federal Home Loan Banks	1.875%	3/13/20	150	152
2 Federal Home Loan Banks	4.125%	3/13/20	1,230	1,376
2 Federal Home Loan Banks	3.375%	6/12/20	125	135
2 Federal Home Loan Banks	3.125%	12/11/20	1,000	1,070
2 Federal Home Loan Banks	5.250%	12/11/20	250	297
2 Federal Home Loan Banks	5.625%	6/11/21	400	486
2 Federal Home Loan Banks	2.125%	3/10/23	250	248
3 Federal Home Loan Mortgage Corp.	0.875%	3/7/18	3,355	3,333
3 Federal Home Loan Mortgage Corp.	4.875%	6/13/18	500	559
3 Federal Home Loan Mortgage Corp.	3.750%	3/27/19	440	480
3 Federal Home Loan Mortgage Corp.	1.750%	5/30/19	400	405
3 Federal Home Loan Mortgage Corp.	1.250%	8/1/19	450	445
3 Federal Home Loan Mortgage Corp.	1.250%	10/2/19	2,340	2,308
3 Federal Home Loan Mortgage Corp.	1.375%	5/1/20	1,065	1,049
3 Federal Home Loan Mortgage Corp.	2.375%	1/13/22	2,210	2,269
3 Federal National Mortgage Assn.	0.875%	5/21/18	7,120	7,058
3 Federal National Mortgage Assn.	1.875%	9/18/18	550	561
3 Federal National Mortgage Assn.	1.625%	11/27/18	970	980
3 Federal National Mortgage Assn.	1.875%	2/19/19	1,750	1,782
3 Federal National Mortgage Assn.	1.750%	6/20/19	800	809
3 Federal National Mortgage Assn.	1.750%	9/12/19	350	353
3 Federal National Mortgage Assn.	0.000%	10/9/19	1,150	1,047
3 Federal National Mortgage Assn.	1.750%	11/26/19	750	755
3 Federal National Mortgage Assn.	1.625%	1/21/20	850	850
3 Federal National Mortgage Assn.	2.625%	9/6/24	915	941
2 Financing Corp.	10.700%	10/6/17	122	151

Intermediate-Term Government Bond Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
2	Financing Corp.	9.800%	11/30/17	350	429
2	Financing Corp.	9.800%	4/6/18	200	250
2	Financing Corp.	10.350%	8/3/18	250	323
2	Financing Corp.	9.700%	4/5/19	50	66
	NCUA Guaranteed Notes	3.000%	6/12/19	180	191
	Private Export Funding Corp.	2.250%	12/15/17	25	26
	Private Export Funding Corp.	1.875%	7/15/18	50	50
	Private Export Funding Corp.	4.375%	3/15/19	700	769
	Private Export Funding Corp.	1.450%	8/15/19	125	123
	Private Export Funding Corp.	2.250%	3/15/20	150	153
	Private Export Funding Corp.	2.050%	11/15/22	175	170
	Private Export Funding Corp.	3.550%	1/15/24	75	81
	Private Export Funding Corp.	2.450%	7/15/24	205	201
2	Tennessee Valley Authority	1.750%	10/15/18	125	127
2	Tennessee Valley Authority	3.875%	2/15/21	225	250
2	Tennessee Valley Authority	1.875%	8/15/22	125	121
2	Tennessee Valley Authority	2.875%	9/15/24	400	414
					39,902
Total U.S. Government and Agency Obligations (Cost $666,591)					675,169

				Shares
Temporary Cash Investment (0.6%)
Money Market Fund (0.6%)
4	Vanguard Market Liquidity Fund (Cost $3,838)	0.134%		3,837,948	3,838
Total Investments (99.8%) (Cost $670,429)					679,007
Other Assets and Liabilities (0.2%)
Other Assets					21,501
Liabilities					(20,014)
					1,487
Net Assets (100%)					680,494

At February 28, 2015, net assets consisted of:
					Amount
					($000)
Paid-in Capital					671,883
Undistributed Net Investment Income					347
Accumulated Net Realized Losses					(314)
Unrealized Appreciation (Depreciation)					8,578
Net Assets					680,494

Admiral Shares—Net Assets
Applicable to 12,762,093 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)					279,715
Net Asset Value Per Share—Admiral Shares					$21.92

Intermediate-Term Government Bond Index Fund

Amount
($000)
Institutional Shares—Net Assets
Applicable to 3,625,435 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	98,593
Net Asset Value Per Share—Institutional Shares	$27.19

ETF Shares—Net Assets
Applicable to 4,650,877 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	302,186
Net Asset Value Per Share—ETF Shares	$64.97

See Note A in Notes to Financial Statements.
1 U.S. government-guaranteed.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Government Bond Index Fund

Statement of Operations

Six Months Ended
February 28, 2015
($000)
Investment Income
Income
Interest[1]	4,765
Total Income	4,765
Expenses
The Vanguard Group—Note B
Investment Advisory Services	6
Management and Administrative—Investor Shares	1
Management and Administrative—Admiral Shares	120
Management and Administrative—Institutional Shares	22
Management and Administrative—ETF Shares	95
Marketing and Distribution—Admiral Shares	28
Marketing and Distribution—Institutional Shares	6
Marketing and Distribution—ETF Shares	20
Custodian Fees	2
Shareholders’ Reports—Admiral Shares	1
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	4
Total Expenses	305
Net Investment Income	4,460
Realized Net Gain (Loss) on Investment Securities Sold	78
Change in Unrealized Appreciation (Depreciation) of Investment Securities	6,443
Net Increase (Decrease) in Net Assets Resulting from Operations	10,981
1 Interest income from an affiliated company of the fund was $2,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Government Bond Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,460	5,392
Realized Net Gain (Loss)	78	116
Change in Unrealized Appreciation (Depreciation)	6,443	6,662
Net Increase (Decrease) in Net Assets Resulting from Operations	10,981	12,170
Distributions
Net Investment Income
Admiral Shares[1]	(2,153)	(2,645)
Institutional Shares	(568)	(826)
ETF Shares	(1,627)	(1,690)
Realized Capital Gain [2]
Admiral Shares[1]	—	(474)
Institutional Shares	—	(194)
ETF Shares	—	(359)
Total Distributions	(4,348)	(6,188)
Capital Share Transactions
Admiral Shares[1]	44,465	133,880
Institutional Shares	44,146	(6,706)
ETF Shares	136,289	38,270
Net Increase (Decrease) from Capital Share Transactions	224,900	165,444
Total Increase (Decrease)	231,533	171,426
Net Assets
Beginning of Period	448,961	277,535
End of Period[3]	680,494	448,961
1 Signal Shares were renamed Admiral Shares in October 2013.
2 Includes fiscal 2014 short-term gain distributions totaling $78,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
3 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $347,000 and $235,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Government Bond Index Fund

Financial Highlights

Admiral Shares
	Six Months					Aug. 4,
	Ended					2010[1] to
For a Share Outstanding	February 28,			Year Ended August 31,		Aug. 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$21.64	$21.27	$22.50	$21.94	$21.49	$21.11
Investment Operations
Net Investment Income	.174	.317	.292	.369	.441	.033
Net Realized and Unrealized Gain (Loss)
on Investments	.286	.432	(1.000)	.602	.658	.385
Total from Investment Operations	.460	.749	(.708)	.971	1.099	.418
Distributions
Dividends from Net Investment Income	(.180)	(. 315)	(. 292)	(. 369)	(. 441)	(. 038)
Distributions from Realized Capital Gains	—	(. 064)	(. 230)	(. 042)	(. 208)	—
Total Distributions	(.180)	(. 379)	(. 522)	(. 411)	(. 649)	(. 038)
Net Asset Value, End of Period	$21.92	$21.64	$21.27	$22.50	$21.94	$21.49

Total Return[2]	2.13%	3.55%	-3.21%	4.47%	5.31%	1.98%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$280	$232	$95	$35	$8	$3
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.13%	0.15%[3]
Ratio of Net Investment Income to
Average Net Assets	1.66%	1.50%	1.32%	1.67%	2.10%	2.29%[3]
Portfolio Turnover Rate [4]	41%	43%	54%	51%	41%	106%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
Signal Shares were renamed Admiral Shares in October 2013. Prior periods’ Financial Highlights are for the Signal class.
1 Inception.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Government Bond Index Fund

Financial Highlights

Institutional Shares
	Six Months					March 19,
	Ended					2010[1] to
			Year Ended August 31,
For a Share Outstanding	February 28,					Aug. 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$26.85	$26.39	$27.91	$27.21	$26.65	$25.01
Investment Operations
Net Investment Income	.221	.400	.368	.466	.557	.239
Net Realized and Unrealized Gain (Loss)
on Investments	.347	.536	(1.235)	.752	.819	1.674
Total from Investment Operations	.568	.936	(.867)	1.218	1.376	1.913
Distributions
Dividends from Net Investment Income	(. 228)	(. 397)	(. 368)	(. 465)	(. 558)	(. 273)
Distributions from Realized Capital Gains	—	(. 079)	(. 285)	(. 053)	(. 258)	—
Total Distributions	(. 228)	(. 476)	(. 653)	(. 518)	(. 816)	(. 273)
Net Asset Value, End of Period	$27.19	$26.85	$26.39	$27.91	$27.21	$26.65

Total Return[2]	2.12%	3.58%	-3.17%	4.52%	5.36%	7.69%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$99	$54	$59	$117	$118	$73
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%[3]
Ratio of Net Investment Income to
Average Net Assets	1.69%	1.53%	1.35%	1.70%	2.14%	2.35%[3]
Portfolio Turnover Rate [4]	41%	43%	54%	51%	41%	106%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Government Bond Index Fund

Financial Highlights

ETF Shares
	Six Months					Nov. 19,
	Ended					2009[1] to
			Year Ended August 31,
For a Share Outstanding	February 28,					Aug. 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$64.14	$62.96	$66.58	$64.91	$63.58	$60.00
Investment Operations
Net Investment Income	.524	.920	.861	1.097	1.301	.961
Net Realized and Unrealized Gain (Loss)
on Investments	.829	1.292	(2.940)	1.791	1.949	3.579
Total from Investment Operations	1.353	2.212	(2.079)	2.888	3.250	4.540
Distributions
Dividends from Net Investment Income	(.523)	(.843)	(.861)	(1.094)	(1.304)	(.960)
Distributions from Realized Capital Gains	—	(.189)	(. 680)	(.124)	(. 616)	—
Total Distributions	(.523)	(1.032)	(1.541)	(1.218)	(1.920)	(.960)
Net Asset Value, End of Period	$64.97	$64.14	$62.96	$66.58	$64.91	$63.58

Total Return	2.12%	3.54%	-3.18%	4.50%	5.30%	7.65%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$302	$164	$123	$133	$55	$38
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.14%	0.15%[2]
Ratio of Net Investment Income to
Average Net Assets	1.66%	1.50%	1.32%	1.67%	2.09%	2.29%[2]
Portfolio Turnover Rate [3]	41%	43%	54%	51%	41%	106%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception. 2 Annualized. 3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Government Bond Index Fund

Notes to Financial Statements

Vanguard Intermediate-Term Government Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Admiral Shares, Institutional Shares, and ETF Shares. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2011–2014), and for the period ended February 28, 2015, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at February 28, 2015, or at any time during the period then ended.

5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Intermediate-Term Government Bond Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to invest up to 0.40% of its net assets in Vanguard. At February 28, 2015, the fund had contributed capital of $61,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.02% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of February 28, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	675,169	—
Temporary Cash Investments	3,838	—	—
Total	3,838	675,169	—

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended February 28, 2015, the fund realized $94,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

Intermediate-Term Government Bond Index Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2014, the fund had available capital losses totaling $302,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable gains, if any, realized during the year ending August 31, 2015; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At February 28, 2015, the cost of investment securities for tax purposes was $670,429,000.

Net unrealized appreciation of investment securities for tax purposes was $8,578,000, consisting of unrealized gains of $8,881,000 on securities that had risen in value since their purchase and $303,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended February 28, 2015, the fund purchased $337,398,000 of investment securities and sold $113,825,000 of investment securities, other than temporary cash investments. Purchases and sales include $137,981,000 and $3,199,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	February 28, 2015		August 31, 2014
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Admiral Shares[1]
Issued	83,233	3,825	178,855	8,329
Issued in Lieu of Cash Distributions	2,106	97	3,049	142
Redeemed	(40,874)	(1,876)	(48,024)	(2,237)
Net Increase (Decrease)—Admiral Shares	44,465	2,046	133,880	6,234
Institutional Shares
Issued	44,623	1,651	11,854	447
Issued in Lieu of Cash Distributions	522	19	925	35
Redeemed	(999)	(37)	(19,485)	(741)
Net Increase (Decrease)—Institutional Shares	44,146	1,633	(6,706)	(259)
ETF Shares
Issued	139,531	2,151	57,403	900
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(3,242)	(50)	(19,133)	(300)
Net Increase (Decrease)—ETF Shares	136,289	2,101	38,270	600
1 Signal Shares were renamed Admiral Shares in October 2013.

G. Management has determined that no material events or transactions occurred subsequent to February 28, 2015, that would require recognition or disclosure in these financial statements.

Long-Term Government Bond Index Fund

Fund Profile
As of February 28, 2015

Share-Class Characteristics

	Admiral Institutional		ETF
	Shares	Shares	Shares
Ticker Symbol	VLGSX	VLGIX	VGLT
Expense Ratio[1]	0.12%	0.09%	0.12%
30-Day SEC Yield	2.38%	2.43%	2.40%

Financial Attributes

		Barclays
		Long Gov	Barclays
		Float Adj	Aggregate
	Fund	Index	FA Index
Number of Bonds	70	89	9,115
Yield to Maturity
(before expenses)	2.5%	2.5%	2.1%
Average Coupon	3.9%	3.9%	3.2%
Average Duration	17.1 years	17.1 years	5.6 years
Average Effective
Maturity	24.8 years	24.8 years	7.7 years
Short-Term
Reserves	1.1%	—	—

Sector Diversification (% of portfolio)
Treasury/Agency	100.0%
The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S.
government.

Volatility Measures
	Barclays
	Long Gov	Barclays
	Float Adj	Aggregate
	Index	FA Index
R-Squared	1.00	0.81
Beta	1.04	3.54
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Effective Maturity
(% of portfolio)
Under 1 Year	0.3%
5 - 10 Years	0.9
10 - 20 Years	16.0
20 - 30 Years	82.5
Over 30 Years	0.3

Distribution by Credit Quality (% of portfolio)

U.S. Government	100.0%

Credit-quality ratings are obtained from Barclays and are from Moody's, Fitch, and S&P. When ratings from all three agencies are used, the median rating is shown. When ratings from two of the agencies are used, the lower rating for each issue is shown. For more information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated December 23, 2014, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2015, the annualized expense ratios were 0.12% for Admiral Shares, 0.09% for Institutional Shares, and 0.12% for ETF Shares.

Long-Term Government Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 19, 2009, Through February 28, 2015
		Barclays
		Long Gov
		Float Adj
	ETF Shares Net Asset Value	Index
Fiscal Year	Total Returns	Total Returns
2010	16.21%	16.12%
2011	4.63	5.11
2012	19.06	18.68
2013	-13.13	-12.46
2014	14.65	14.15
2015	9.19	9.30
Note: For 2015, performance data reflect the six months ended February 28, 2015.

Average Annual Total Returns: Periods Ended December 31, 2014
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.
					Since Inception
	Inception Date	One Year	Five Years	Income	Capital	Total
Admiral Shares	3/1/2010	25.03%	—	3.41%	6.11%	9.52%
Institutional Shares	7/30/2010	25.09	—	3.36	4.74	8.10
ETF Shares	11/19/2009
Market Price		24.94	9.74%			8.71
Net Asset Value		25.05	9.74			8.69

See Financial Highlights for dividend and capital gains information.

Long-Term Government Bond Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2015

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (98.9%)
U.S. Government Securities (93.4%)
United States Treasury Note/Bond	2.250%	11/15/24	2,425	2,478
United States Treasury Note/Bond	2.000%	2/15/25	200	200
United States Treasury Note/Bond	7.625%	2/15/25	565	854
United States Treasury Note/Bond	6.875%	8/15/25	2,083	3,039
United States Treasury Note/Bond	6.000%	2/15/26	3,166	4,390
United States Treasury Note/Bond	6.750%	8/15/26	2,015	2,974
United States Treasury Note/Bond	6.500%	11/15/26	1,424	2,073
United States Treasury Note/Bond	6.625%	2/15/27	1,598	2,357
United States Treasury Note/Bond	6.375%	8/15/27	1,783	2,603
United States Treasury Note/Bond	6.125%	11/15/27	4,995	7,177
United States Treasury Note/Bond	5.500%	8/15/28	3,553	4,908
United States Treasury Note/Bond	5.250%	11/15/28	3,984	5,401
United States Treasury Note/Bond	5.250%	2/15/29	2,830	3,847
United States Treasury Note/Bond	6.125%	8/15/29	3,250	4,799
United States Treasury Note/Bond	6.250%	5/15/30	4,707	7,108
United States Treasury Note/Bond	5.375%	2/15/31	6,965	9,820
United States Treasury Note/Bond	4.500%	2/15/36	7,240	9,772
United States Treasury Note/Bond	4.750%	2/15/37	1,385	1,929
United States Treasury Note/Bond	5.000%	5/15/37	1,651	2,379
United States Treasury Note/Bond	4.375%	2/15/38	5,644	7,491
United States Treasury Note/Bond	4.500%	5/15/38	3,066	4,140
United States Treasury Note/Bond	3.500%	2/15/39	8,184	9,607
United States Treasury Note/Bond	4.250%	5/15/39	6,781	8,890
United States Treasury Note/Bond	4.500%	8/15/39	11,140	15,138
United States Treasury Note/Bond	4.375%	11/15/39	11,967	16,004
United States Treasury Note/Bond	4.625%	2/15/40	12,302	17,052
United States Treasury Note/Bond	4.375%	5/15/40	11,313	15,175
United States Treasury Note/Bond	3.875%	8/15/40	5,658	7,065
United States Treasury Note/Bond	4.250%	11/15/40	6,952	9,198
United States Treasury Note/Bond	4.750%	2/15/41	7,908	11,270
United States Treasury Note/Bond	4.375%	5/15/41	1,459	1,976
United States Treasury Note/Bond	3.750%	8/15/41	4,330	5,341
United States Treasury Note/Bond	3.125%	11/15/41	6,430	7,131
United States Treasury Note/Bond	3.125%	2/15/42	5,616	6,221
United States Treasury Note/Bond	3.000%	5/15/42	6,040	6,533
United States Treasury Note/Bond	2.750%	8/15/42	13,880	14,305
United States Treasury Note/Bond	2.750%	11/15/42	18,690	19,251

Long-Term Government Bond Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	United States Treasury Note/Bond	3.125%	2/15/43	16,710	18,483
	United States Treasury Note/Bond	2.875%	5/15/43	26,505	27,975
	United States Treasury Note/Bond	3.625%	8/15/43	27,030	32,732
	United States Treasury Note/Bond	3.750%	11/15/43	21,873	27,081
	United States Treasury Note/Bond	3.625%	2/15/44	21,420	25,955
	United States Treasury Note/Bond	3.375%	5/15/44	21,540	25,000
	United States Treasury Note/Bond	3.125%	8/15/44	26,625	29,541
	United States Treasury Note/Bond	3.000%	11/15/44	17,280	18,746
	United States Treasury Note/Bond	2.500%	2/15/45	7,500	7,352
					472,761
Agency Bonds and Notes (5.5%)
1	AID-Israel	5.500%	9/18/33	150	205
2	Federal Home Loan Banks	5.500%	7/15/36	980	1,362
3	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	913	1,358
3	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	2,250	3,409
3	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	2,274	3,361
3	Federal National Mortgage Assn.	6.250%	5/15/29	700	994
3	Federal National Mortgage Assn.	7.125%	1/15/30	730	1,125
3	Federal National Mortgage Assn.	7.250%	5/15/30	1,975	3,091
3	Federal National Mortgage Assn.	6.625%	11/15/30	3,015	4,514
3	Federal National Mortgage Assn.	5.625%	7/15/37	275	392
3	Federal National Mortgage Assn.	6.210%	8/6/38	300	463
2	Tennessee Valley Authority	6.750%	11/1/25	940	1,291
2	Tennessee Valley Authority	7.125%	5/1/30	150	224
2	Tennessee Valley Authority	4.700%	7/15/33	100	121
2	Tennessee Valley Authority	4.650%	6/15/35	575	698
2	Tennessee Valley Authority	5.880%	4/1/36	1,210	1,685
2	Tennessee Valley Authority	6.150%	1/15/38	165	243
2	Tennessee Valley Authority	5.500%	6/15/38	150	203
2	Tennessee Valley Authority	5.250%	9/15/39	1,157	1,501
2	Tennessee Valley Authority	3.500%	12/15/42	250	252
2	Tennessee Valley Authority	4.875%	1/15/48	245	303
2	Tennessee Valley Authority	5.375%	4/1/56	215	286
2	Tennessee Valley Authority	4.625%	9/15/60	850	986
					28,067
Total U.S. Government and Agency Obligations (Cost $466,667)					500,828

				Shares
Temporary Cash Investment (1.1%)
Money Market Fund (1.1%)
4	Vanguard Market Liquidity Fund (Cost $5,739)	0.134%		5,739,000	5,739
Total Investments (100.0%) (Cost $472,406)					506,567
Other Assets and Liabilities (0.0%)
Other Assets					12,842
Liabilities					(13,033)
					(191)
Net Assets (100%)					506,376

Long-Term Government Bond Index Fund

At February 28, 2015, net assets consisted of:
Amount
($000)
Paid-in Capital	479,116
Undistributed Net Investment Income	444
Accumulated Net Realized Losses	(7,345)
Unrealized Appreciation (Depreciation)	34,161
Net Assets	506,376

Admiral Shares—Net Assets
Applicable to 4,764,181 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	127,292
Net Asset Value Per Share—Admiral Shares	$26.72

Institutional Shares—Net Assets
Applicable to 4,131,623 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	140,096
Net Asset Value Per Share—Institutional Shares	$33.91

ETF Shares—Net Assets
Applicable to 3,002,096 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	238,988
Net Asset Value Per Share—ETF Shares	$79.61

See Note A in Notes to Financial Statements.
1 U.S. government-guaranteed.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Government Bond Index Fund

Statement of Operations

Six Months Ended
February 28, 2015
($000)
Investment Income
Income
Interest[1]	5,054
Total Income	5,054
Expenses
The Vanguard Group—Note B
Investment Advisory Services	4
Management and Administrative—Admiral Shares	39
Management and Administrative—Institutional Shares	35
Management and Administrative—ETF Shares	76
Marketing and Distribution—Admiral Shares	5
Marketing and Distribution—Institutional Shares	11
Marketing and Distribution—ETF Shares	14
Custodian Fees	2
Shareholders’ Reports—Admiral Shares	1
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	2
Total Expenses	189
Net Investment Income	4,865
Realized Net Gain (Loss) on Investment Securities Sold	1,758
Change in Unrealized Appreciation (Depreciation) of Investment Securities	22,996
Net Increase (Decrease) in Net Assets Resulting from Operations	29,619
1 Interest income from an affiliated company of the fund was $1,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Government Bond Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,865	5,253
Realized Net Gain (Loss)	1,758	(1,067)
Change in Unrealized Appreciation (Depreciation)	22,996	22,271
Net Increase (Decrease) in Net Assets Resulting from Operations	29,619	26,457
Distributions
Net Investment Income
Admiral Shares[1]	(1,126)	(541)
Institutional Shares	(1,503)	(2,376)
ETF Shares	(2,060)	(2,078)
Realized Capital Gain
Admiral Shares[1]	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(4,689)	(4,995)
Capital Share Transactions
Admiral Shares[1]	78,861	35,290
Institutional Shares	35,890	48,422
ETF Shares	120,898	34,774
Net Increase (Decrease) from Capital Share Transactions	235,649	118,486
Total Increase (Decrease)	260,579	139,948
Net Assets
Beginning of Period	245,797	105,849
End of Period[2]	506,376	245,797
1 Signal Shares were renamed Admiral Shares in October 2013. 2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $444,000 and $268,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Government Bond Index Fund

Financial Highlights

Admiral Shares
	Six Months					March 1,
	Ended					2010[1] to
			Year Ended August 31,
For a Share Outstanding	February 28,					Aug. 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$24.81	$22.32	$26.48	$22.91	$22.75	$19.66
Investment Operations
Net Investment Income	.347	.711	.693	.746	.780	.364
Net Realized and Unrealized Gain (Loss)
on Investments	1.915	2.491	(4.112)	3.567	.182	3.084
Total from Investment Operations	2.262	3.202	(3.419)	4.313	.962	3.448
Distributions
Dividends from Net Investment Income	(. 352)	(.712)	(. 693)	(.743)	(.781)	(. 358)
Distributions from Realized Capital Gains	—	—	(.048)	—	(.021)	—
Total Distributions	(. 352)	(.712)	(.741)	(.743)	(. 802)	(. 358)
Net Asset Value, End of Period	$26.72	$24.81	$22.32	$26.48	$22.91	$22.75

Total Return[2]	9.17%	14.63%	-13.13%	19.05%	4.66%	17.75%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$127	$44	$6	$5	$1	$1
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.14%	0.15%[3]
Ratio of Net Investment Income to
Average Net Assets	2.77%	3.17%	2.80%	2.99%	3.68%	3.75%[3]
Portfolio Turnover Rate [4]	21%	23%	54%	46%	40%	70%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
Signal Shares were renamed Admiral Shares in October 2013. Prior periods’ Financial Highlights are for the Signal Class.
1 Inception.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction or account service fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Government Bond Index Fund

Financial Highlights

Institutional Shares
	Six Months					July 30,
	Ended					2010[1] to
For a Share Outstanding	February 28,				Year Ended August 31,	Aug. 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$31.48	$28.32	$33.60	$29.06	$28.87	$27.07
Investment Operations
Net Investment Income	.445	.910	.890	.956	1.003	.070
Net Realized and Unrealized Gain (Loss)
on Investments	2.436	3.161	(5.219)	4.537	.218	1.799
Total from Investment Operations	2.881	4.071	(4.329)	5.493	1.221	1.869
Distributions
Dividends from Net Investment Income	(. 451)	(. 911)	(. 890)	(. 953)	(1.004)	(. 069)
Distributions from Realized Capital Gains	—	—	(.061)	—	(.027)	—
Total Distributions	(. 451)	(. 911)	(. 951)	(. 953)	(1.031)	(. 069)
Net Asset Value, End of Period	$33.91	$31.48	$28.32	$33.60	$29.06	$28.87

Total Return[2]	9.21%	14.66%	-13.10%	19.13%	4.67%	6.91%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$140	$95	$37	$84	$61	$9
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%[3]
Ratio of Net Investment Income to
Average Net Assets	2.80%	3.20%	2.83%	3.02%	3.73%	3.81%[3]
Portfolio Turnover Rate [4]	21%	23%	54%	46%	40%	70%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Government Bond Index Fund

Financial Highlights

ETF Shares
	Six Months					Nov. 19,
	Ended					2009[1] to
For a Share Outstanding	February 28,			Year Ended August 31,		Aug. 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$73.93	$66.33	$78.69	$68.07	$67.61	$59.84
Investment Operations
Net Investment Income	1.030	2.100	2.055	2.213	2.321	1.691
Net Realized and Unrealized Gain (Loss)
on Investments	5.700	7.429	(12.216)	10.611	.526	7.768
Total from Investment Operations	6.730	9.529	(10.161)	12.824	2.847	9.459
Distributions
Dividends from Net Investment Income	(1.050)	(1.929)	(2.056)	(2.204)	(2.324)	(1.689)
Distributions from Realized Capital Gains	—	—	(.143)	—	(.063)	—
Total Distributions	(1.050)	(1.929)	(2.199)	(2.204)	(2.387)	(1.689)
Net Asset Value, End of Period	$79.61	$73.93	$66.33	$78.69	$68.07	$67.61

Total Return	9.19%	14.65%	-13.13%	19.06%	4.63%	16.21%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$239	$107	$63	$75	$34	$78
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.14%	0.15%[2]
Ratio of Net Investment Income to
Average Net Assets	2.77%	3.17%	2.80%	2.99%	3.68%	3.75%[2]
Portfolio Turnover Rate [3]	21%	23%	54%	46%	40%	70%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception. 2 Annualized. 3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Government Bond Index Fund

Notes to Financial Statements

Vanguard Long-Term Government Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Admiral Shares, Institutional Shares, and ETF Shares. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2011–2014), and for the period ended February 28, 2015, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at February 28, 2015, or at any time during the period then ended.

5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Long-Term Government Bond Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to invest up to 0.40% of its net assets in Vanguard. At February 28, 2015, the fund had contributed capital of $46,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.02% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of February 28, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	500,828	—
Temporary Cash Investments	5,739	—	—
Total	5,739	500,828	—

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended February 28, 2015, the fund realized $818,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

Long-Term Government Bond Index Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2014, the fund had available capital losses totaling $8,136,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable gains, if any, realized during the year ending August 31, 2015; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At February 28, 2015, the cost of investment securities for tax purposes was $472,406,000. Net unrealized appreciation of investment securities for tax purposes was $34,161,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

E. During the six months ended February 28, 2015, the fund purchased $274,551,000 of investment securities and sold $41,216,000 of investment securities, other than temporary cash investments. Purchases and sales include $169,167,000 and $4,092,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	February 28, 2015		August 31, 2014
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Admiral Shares[1]
Issued	105,846	4,042	48,250	2,064
Issued in Lieu of Cash Distributions	1,066	41	499	22
Redeemed	(28,051)	(1,089)	(13,459)	(584)
Net Increase (Decrease)—Admiral Shares	78,861	2,994	35,290	1,502
Institutional Shares
Issued	70,150	2,114	53,260	1,879
Issued in Lieu of Cash Distributions	1,454	44	2,376	81
Redeemed	(35,714)	(1,033)	(7,214)	(254)
Net Increase (Decrease) —Institutional Shares	35,890	1,125	48,422	1,706
ETF Shares
Issued	125,055	1,602	71,314	1,050
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(4,157)	(50)	(36,540)	(550)
Net Increase (Decrease)—ETF Shares	120,898	1,552	34,774	500
1 Signal Shares were renamed Admiral Shares in October 2013.

G. Management has determined that no material events or transactions occurred subsequent to February 28, 2015, that would require recognition or disclosure in these financial statements.

Short-Term Corporate Bond Index Fund

Fund Profile
As of February 28, 2015

Share-Class Characteristics

	Admiral	Institutional	ETF
	Shares	Shares	Shares
Ticker Symbol	VSCSX	VSTBX	VCSH
Expense Ratio[1]	0.12%	0.09%	0.12%
30-Day SEC Yield	1.61%	1.65%	1.62%

Financial Attributes

		Barclays
		1–5 Year	Barclays
		Corporate	Aggregate
	Fund	Index	FA Index
Number of Bonds	1,810	1,933	9,115
Yield to Maturity
(before expenses)	1.8%	1.8%	2.1%
Average Coupon	3.8%	3.9%	3.2%
Average Duration	2.8 years	2.8 years	5.6 years
Average Effective
Maturity	3.0 years	3.0 years	7.7 years
Short-Term
Reserves	1.1%	—	—

Sector Diversification (% of portfolio)
Finance	43.1%
Industrial	51.7
Utilities	5.2
The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Volatility Measures
	Barclays
	1–5 Year	Barclays
	Corporate	Aggregate
	Index	FA Index
R-Squared	0.99	0.64
Beta	0.98	0.42
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Effective Maturity
(% of portfolio)
Under 1 Year	0.7%
1 - 3 Years	50.2
3 - 5 Years	48.9
5 - 10 Years	0.2

Distribution by Credit Quality (% of portfolio)

Aaa	0.8%
Aa	11.8
A	51.3
Baa	36.1
Credit-quality ratings are obtained from Barclays and are from Moody's, Fitch, and S&P. When ratings from all three agencies are used, the median rating is shown. When ratings from two of the agencies are used, the lower rating for each issue is shown. For more information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated December 23, 2014, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2015, the annualized expense ratios were 0.12% for Admiral Shares, 0.09% for Institutional Shares, and 0.12% for ETF Shares.

Short-Term Corporate Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 19, 2009, Through February 28, 2015
		Barclays
		1–5 Year
		Corporate
	ETF Shares Net Asset Value	Index
Fiscal Year	Total Returns	Total Returns
2010	5.34%	5.61%
2011	2.94	3.45
2012	4.68	4.81
2013	1.03	1.29
2014	3.50	3.67
2015	0.82	0.84
Note: For 2015, performance data reflect the six months ended February 28, 2015.

Average Annual Total Returns: Periods Ended December 31, 2014
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.
					Since Inception
	Inception Date	One Year	Five Years	Income	Capital	Total
Admiral Shares	11/18/2010	1.98%	—	2.11%	0.66%	2.77%
Institutional Shares	11/19/2009	2.02	3.53%	2.17	1.27	3.44
ETF Shares	11/19/2009
Market Price		1.84	3.39			3.44
Net Asset Value		1.96	3.49			3.40

See Financial Highlights for dividend and capital gains information.

Short-Term Corporate Bond Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2015

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.9%)
U.S. Government Securities (0.9%)
1	United States Treasury Note/Bond	0.375%	10/31/16	399	398
	United States Treasury Note/Bond	0.500%	2/28/17	45,000	44,887
	United States Treasury Note/Bond	0.875%	11/15/17	78	78
	United States Treasury Note/Bond	1.000%	12/15/17	69	69
	United States Treasury Note/Bond	2.750%	12/31/17	80	84
	United States Treasury Note/Bond	1.000%	2/15/18	942	942
	United States Treasury Note/Bond	1.250%	1/31/20	2,276	2,249
	United States Treasury Note/Bond	1.375%	2/29/20	48,375	48,082
Total U.S. Government and Agency Obligations (Cost $96,763)					96,789
Corporate Bonds (98.2%)
Finance (42.3%)
	Banking (33.1%)
	Abbey National Treasury Services plc	4.000%	4/27/16	11,100	11,488
	Abbey National Treasury Services plc	1.375%	3/13/17	7,170	7,191
	Abbey National Treasury Services plc	3.050%	8/23/18	6,595	6,858
	Abbey National Treasury Services plc	2.350%	9/10/19	10,025	10,133
	American Express Bank FSB	6.000%	9/13/17	6,630	7,360
	American Express Centurion Bank	5.950%	6/12/17	300	331
	American Express Centurion Bank	6.000%	9/13/17	4,754	5,295
	American Express Co.	5.500%	9/12/16	4,950	5,288
	American Express Co.	6.150%	8/28/17	8,933	9,950
	American Express Co.	7.000%	3/19/18	17,230	19,909
	American Express Co.	1.550%	5/22/18	7,250	7,243
	American Express Co.	8.125%	5/20/19	1,575	1,953
2	American Express Co.	6.800%	9/1/66	6,406	6,742
	American Express Credit Corp.	1.300%	7/29/16	13,025	13,103
	American Express Credit Corp.	2.800%	9/19/16	13,682	14,071
	American Express Credit Corp.	2.375%	3/24/17	14,170	14,551
	American Express Credit Corp.	1.125%	6/5/17	13,100	13,093
	American Express Credit Corp.	2.125%	7/27/18	6,100	6,167
	American Express Credit Corp.	2.125%	3/18/19	11,365	11,437
	American Express Credit Corp.	2.250%	8/15/19	9,750	9,832
	Associates Corp. of North America	6.950%	11/1/18	6,456	7,540
	Australia & New Zealand Banking Group Ltd.	1.250%	1/10/17	8,500	8,511
	Australia & New Zealand Banking Group Ltd.	1.250%	6/13/17	1,575	1,578
	Australia & New Zealand Banking Group Ltd.	1.875%	10/6/17	6,625	6,697

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Australia & New Zealand Banking Group Ltd.	2.250%	6/13/19	8,375	8,461
Bank of America Corp.	3.625%	3/17/16	13,053	13,411
Bank of America Corp.	6.050%	5/16/16	10,425	10,988
Bank of America Corp.	3.750%	7/12/16	16,758	17,331
Bank of America Corp.	6.500%	8/1/16	23,050	24,701
Bank of America Corp.	5.750%	8/15/16	4,700	4,980
Bank of America Corp.	7.800%	9/15/16	3,900	4,262
Bank of America Corp.	5.625%	10/14/16	12,215	13,024
Bank of America Corp.	1.350%	11/21/16	3,725	3,725
Bank of America Corp.	5.420%	3/15/17	6,149	6,590
Bank of America Corp.	3.875%	3/22/17	11,450	12,002
Bank of America Corp.	5.700%	5/2/17	6,210	6,709
Bank of America Corp.	1.700%	8/25/17	8,275	8,303
Bank of America Corp.	6.400%	8/28/17	18,760	20,883
Bank of America Corp.	6.000%	9/1/17	11,045	12,188
Bank of America Corp.	5.750%	12/1/17	21,180	23,391
Bank of America Corp.	2.000%	1/11/18	22,235	22,364
Bank of America Corp.	6.875%	4/25/18	43,860	50,266
Bank of America Corp.	5.650%	5/1/18	26,140	29,045
Bank of America Corp.	6.500%	7/15/18	3,000	3,416
Bank of America Corp.	6.875%	11/15/18	6,611	7,692
Bank of America Corp.	2.600%	1/15/19	37,757	38,367
Bank of America Corp.	5.490%	3/15/19	3,200	3,552
Bank of America Corp.	2.650%	4/1/19	17,785	18,080
Bank of America Corp.	7.625%	6/1/19	18,450	22,280
Bank of America NA	1.125%	11/14/16	8,850	8,858
Bank of America NA	1.250%	2/14/17	7,826	7,832
Bank of America NA	5.300%	3/15/17	14,254	15,280
Bank of America NA	6.100%	6/15/17	4,345	4,761
Bank of Montreal	1.300%	7/15/16	8,840	8,907
Bank of Montreal	2.500%	1/11/17	10,424	10,707
Bank of Montreal	1.300%	7/14/17	6,825	6,829
Bank of Montreal	1.400%	9/11/17	7,210	7,241
Bank of Montreal	1.450%	4/9/18	5,349	5,333
Bank of Montreal	2.375%	1/25/19	9,150	9,323
Bank of New York Mellon Corp.	0.700%	3/4/16	1,008	1,009
Bank of New York Mellon Corp.	2.300%	7/28/16	11,840	12,104
Bank of New York Mellon Corp.	2.400%	1/17/17	9,125	9,354
Bank of New York Mellon Corp.	1.969%	6/20/17	1,550	1,578
Bank of New York Mellon Corp.	1.350%	3/6/18	8,050	8,003
Bank of New York Mellon Corp.	2.100%	8/1/18	2,250	2,283
Bank of New York Mellon Corp.	2.100%	1/15/19	4,500	4,540
Bank of New York Mellon Corp.	2.200%	3/4/19	3,350	3,382
Bank of New York Mellon Corp.	2.200%	5/15/19	5,300	5,361
Bank of New York Mellon Corp.	5.450%	5/15/19	7,075	8,037
Bank of New York Mellon Corp.	2.300%	9/11/19	6,350	6,432
Bank of New York Mellon Corp.	4.600%	1/15/20	225	251
Bank of New York Mellon Corp.	2.150%	2/24/20	8,950	8,958
Bank of Nova Scotia	0.950%	3/15/16	4,140	4,158
Bank of Nova Scotia	2.900%	3/29/16	7,200	7,375
Bank of Nova Scotia	1.375%	7/15/16	4,500	4,544
Bank of Nova Scotia	1.100%	12/13/16	9,739	9,782
Bank of Nova Scotia	2.550%	1/12/17	9,015	9,268
Bank of Nova Scotia	1.250%	4/11/17	5,650	5,664
Bank of Nova Scotia	1.300%	7/21/17	4,100	4,105

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Bank of Nova Scotia	1.375%	12/18/17	11,459	11,471
Bank of Nova Scotia	1.450%	4/25/18	5,250	5,220
Bank of Nova Scotia	2.050%	10/30/18	8,426	8,497
Bank of Nova Scotia	2.050%	6/5/19	11,100	11,118
Barclays Bank plc	5.000%	9/22/16	11,675	12,379
Barclays Bank plc	2.500%	2/20/19	13,775	14,063
Barclays Bank plc	6.750%	5/22/19	11,504	13,652
Barclays Bank plc	5.125%	1/8/20	12,290	13,922
Barclays plc	2.750%	11/8/19	13,275	13,480
BB&T Corp.	3.200%	3/15/16	4,425	4,527
BB&T Corp.	3.950%	4/29/16	2,100	2,178
BB&T Corp.	2.150%	3/22/17	7,300	7,434
BB&T Corp.	4.900%	6/30/17	2,575	2,765
BB&T Corp.	1.600%	8/15/17	8,005	8,061
BB&T Corp.	1.450%	1/12/18	2,870	2,864
BB&T Corp.	2.050%	6/19/18	6,909	6,975
BB&T Corp.	2.250%	2/1/19	2,450	2,482
BB&T Corp.	6.850%	4/30/19	2,650	3,140
BB&T Corp.	5.250%	11/1/19	4,222	4,749
BB&T Corp.	2.450%	1/15/20	10,625	10,780
Bear Stearns Cos. LLC	5.550%	1/22/17	9,000	9,645
Bear Stearns Cos. LLC	6.400%	10/2/17	16,060	17,991
Bear Stearns Cos. LLC	7.250%	2/1/18	19,750	22,786
Bear Stearns Cos. LLC	4.650%	7/2/18	2,500	2,704
BNP Paribas SA	1.250%	12/12/16	8,725	8,774
BNP Paribas SA	2.375%	9/14/17	17,436	17,775
BNP Paribas SA	2.700%	8/20/18	11,449	11,786
BNP Paribas SA	2.400%	12/12/18	9,737	9,896
BNP Paribas SA	2.450%	3/17/19	9,075	9,247
BPCE SA	1.625%	2/10/17	7,200	7,248
BPCE SA	1.613%	7/25/17	4,800	4,786
BPCE SA	2.500%	12/10/18	8,400	8,549
BPCE SA	2.500%	7/15/19	7,925	8,050
BPCE SA	2.250%	1/27/20	5,525	5,551
Branch Banking & Trust Co.	1.450%	10/3/16	4,463	4,498
Branch Banking & Trust Co.	1.050%	12/1/16	1,675	1,674
Branch Banking & Trust Co.	1.000%	4/3/17	3,000	2,990
Branch Banking & Trust Co.	1.350%	10/1/17	5,000	5,007
Branch Banking & Trust Co.	2.300%	10/15/18	9,125	9,306
Canadian Imperial Bank of Commerce	1.350%	7/18/16	5,800	5,841
Canadian Imperial Bank of Commerce	1.550%	1/23/18	9,525	9,576
Capital One Bank USA NA	1.150%	11/21/16	4,200	4,193
Capital One Bank USA NA	1.300%	6/5/17	2,550	2,534
Capital One Bank USA NA	2.150%	11/21/18	2,700	2,710
Capital One Bank USA NA	2.250%	2/13/19	13,650	13,659
Capital One Bank USA NA	2.300%	6/5/19	5,750	5,761
Capital One Bank USA NA	8.800%	7/15/19	1,777	2,217
Capital One Financial Corp.	3.150%	7/15/16	4,975	5,105
Capital One Financial Corp.	6.150%	9/1/16	8,700	9,296
Capital One Financial Corp.	6.750%	9/15/17	5,300	5,989
Capital One Financial Corp.	2.450%	4/24/19	7,500	7,582
Capital One NA	1.500%	9/5/17	1,800	1,798
Capital One NA	1.500%	3/22/18	3,606	3,577
Capital One NA	2.400%	9/5/19	7,100	7,124
Capital One NA	1.650%	2/5/18	12,000	11,976

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Citigroup Inc.	1.300%	4/1/16	8,771	8,796
Citigroup Inc.	3.953%	6/15/16	16,333	16,907
Citigroup Inc.	1.700%	7/25/16	21,432	21,553
Citigroup Inc.	5.850%	8/2/16	1,600	1,704
Citigroup Inc.	1.300%	11/15/16	6,901	6,890
Citigroup Inc.	4.450%	1/10/17	17,160	18,080
Citigroup Inc.	5.500%	2/15/17	7,499	8,050
Citigroup Inc.	1.350%	3/10/17	5,600	5,579
Citigroup Inc.	1.550%	8/14/17	6,825	6,815
Citigroup Inc.	6.000%	8/15/17	10,111	11,165
Citigroup Inc.	6.125%	11/21/17	23,122	25,785
Citigroup Inc.	1.850%	11/24/17	8,600	8,619
Citigroup Inc.	1.800%	2/5/18	14,100	14,072
Citigroup Inc.	1.750%	5/1/18	9,815	9,758
Citigroup Inc.	6.125%	5/15/18	17,424	19,639
Citigroup Inc.	2.500%	9/26/18	9,750	9,870
Citigroup Inc.	2.550%	4/8/19	18,500	18,787
Citigroup Inc.	8.500%	5/22/19	17,983	22,355
Citigroup Inc.	2.500%	7/29/19	11,550	11,675
Citigroup Inc.	2.400%	2/18/20	7,100	7,063
Citizens Bank NA	1.600%	12/4/17	3,575	3,575
Citizens Bank NA	2.450%	12/4/19	3,600	3,622
Comerica Bank	5.750%	11/21/16	5,018	5,402
Comerica Bank	5.200%	8/22/17	2,155	2,346
Comerica Inc.	4.800%	5/1/15	1,500	1,510
Comerica Inc.	2.125%	5/23/19	2,100	2,095
Commonwealth Bank of Australia	1.125%	3/13/17	3,150	3,150
Commonwealth Bank of Australia	1.400%	9/8/17	7,425	7,435
Commonwealth Bank of Australia	1.900%	9/18/17	10,385	10,505
Commonwealth Bank of Australia	2.500%	9/20/18	10,103	10,415
Commonwealth Bank of Australia	2.250%	3/13/19	14,200	14,348
Commonwealth Bank of Australia	2.300%	9/6/19	7,000	7,063
Compass Bank	1.850%	9/29/17	2,300	2,306
Compass Bank	6.400%	10/1/17	1,730	1,885
Compass Bank	2.750%	9/29/19	2,300	2,320
Cooperatieve Centrale Raiffeisen-Boerenleenbank
BA	3.375%	1/19/17	13,850	14,439
Cooperatieve Centrale Raiffeisen-Boerenleenbank
BA	1.700%	3/19/18	18,500	18,555
Cooperatieve Centrale Raiffeisen-Boerenleenbank
BA	2.250%	1/14/19	11,300	11,426
Cooperatieve Centrale Raiffeisen-Boerenleenbank
BA	2.250%	1/14/20	9,500	9,535
Corpbanca SA	3.125%	1/15/18	6,600	6,648
3 Corpbanca SA	3.875%	9/22/19	2,000	2,027
Countrywide Financial Corp.	6.250%	5/15/16	9,741	10,283
Credit Suisse	1.375%	5/26/17	17,030	17,062
Credit Suisse	6.000%	2/15/18	10,275	11,402
Credit Suisse	2.300%	5/28/19	19,650	19,767
Credit Suisse	5.300%	8/13/19	7,895	8,914
Credit Suisse	5.400%	1/14/20	7,600	8,528
Credit Suisse AG	1.750%	1/29/18	11,000	11,006
Credit Suisse USA Inc.	5.375%	3/2/16	4,725	4,942
Credit Suisse USA Inc.	5.850%	8/16/16	6,918	7,400
Deutsche Bank AG	1.400%	2/13/17	7,501	7,506

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Deutsche Bank AG	1.350%	5/30/17	9,175	9,160
Deutsche Bank AG	6.000%	9/1/17	19,015	21,112
Deutsche Bank AG	1.875%	2/13/18	6,500	6,505
Deutsche Bank AG	2.500%	2/13/19	18,950	19,272
Discover Bank	2.000%	2/21/18	5,833	5,841
Discover Financial Services	6.450%	6/12/17	2,175	2,399
Fifth Third Bancorp	5.450%	1/15/17	2,482	2,662
Fifth Third Bancorp	4.500%	6/1/18	1,875	2,018
Fifth Third Bancorp	2.300%	3/1/19	6,300	6,338
Fifth Third Bank	1.150%	11/18/16	7,975	7,986
Fifth Third Bank	1.350%	6/1/17	5,000	5,006
Fifth Third Bank	1.450%	2/28/18	2,500	2,484
Fifth Third Bank	2.375%	4/25/19	7,350	7,444
First Republic Bank	2.375%	6/17/19	3,220	3,243
Goldman Sachs Group Inc.	5.750%	10/1/16	12,125	12,985
Goldman Sachs Group Inc.	5.625%	1/15/17	19,006	20,384
Goldman Sachs Group Inc.	6.250%	9/1/17	15,338	17,054
Goldman Sachs Group Inc.	5.950%	1/18/18	25,436	28,362
Goldman Sachs Group Inc.	2.375%	1/22/18	21,182	21,541
Goldman Sachs Group Inc.	6.150%	4/1/18	26,975	30,323
Goldman Sachs Group Inc.	2.900%	7/19/18	21,290	21,891
Goldman Sachs Group Inc.	2.625%	1/31/19	20,622	20,969
Goldman Sachs Group Inc.	7.500%	2/15/19	18,802	22,446
Goldman Sachs Group Inc.	2.550%	10/23/19	18,500	18,628
HSBC Bank USA NA	6.000%	8/9/17	4,050	4,427
HSBC USA Inc.	1.300%	6/23/17	4,000	4,001
HSBC USA Inc.	1.500%	11/13/17	2,775	2,778
HSBC USA Inc.	1.625%	1/16/18	11,500	11,505
HSBC USA Inc.	2.625%	9/24/18	5,484	5,641
HSBC USA Inc.	2.250%	6/23/19	4,100	4,122
HSBC USA Inc.	2.375%	11/13/19	7,000	7,041
HSBC USA Inc.	2.350%	3/5/20	7,650	7,639
Huntington Bancshares Inc.	2.600%	8/2/18	2,050	2,084
Huntington National Bank	1.350%	8/2/16	1,500	1,504
Huntington National Bank	1.300%	11/20/16	2,875	2,877
Huntington National Bank	1.375%	4/24/17	1,000	997
Huntington National Bank	2.200%	4/1/19	5,550	5,550
Huntington National Bank	2.400%	4/1/20	4,050	4,059
Intesa Sanpaolo SPA	2.375%	1/13/17	10,175	10,323
Intesa Sanpaolo SPA	3.875%	1/16/18	8,800	9,250
Intesa Sanpaolo SPA	3.875%	1/15/19	13,650	14,337
JPMorgan Chase & Co.	1.125%	2/26/16	7,550	7,570
JPMorgan Chase & Co.	3.450%	3/1/16	19,731	20,223
JPMorgan Chase & Co.	3.150%	7/5/16	28,575	29,362
JPMorgan Chase & Co.	1.350%	2/15/17	13,685	13,720
JPMorgan Chase & Co.	6.125%	6/27/17	3,755	4,129
JPMorgan Chase & Co.	2.000%	8/15/17	15,203	15,419
JPMorgan Chase & Co.	6.000%	1/15/18	39,784	44,569
JPMorgan Chase & Co.	1.800%	1/25/18	7,875	7,915
JPMorgan Chase & Co.	1.700%	3/1/18	16,725	16,701
JPMorgan Chase & Co.	1.625%	5/15/18	16,125	16,077
JPMorgan Chase & Co.	2.350%	1/28/19	8,275	8,376
JPMorgan Chase & Co.	6.300%	4/23/19	19,925	23,145
JPMorgan Chase & Co.	2.200%	10/22/19	13,203	13,202
JPMorgan Chase & Co.	2.250%	1/23/20	19,300	19,201

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
JPMorgan Chase Bank NA	6.000%	7/5/17	3,200	3,526
JPMorgan Chase Bank NA	6.000%	10/1/17	18,935	20,994
KeyBank NA	5.450%	3/3/16	4,500	4,702
KeyBank NA	1.100%	11/25/16	1,000	1,001
KeyBank NA	1.650%	2/1/18	6,950	6,968
KeyBank NA	2.500%	12/15/19	2,450	2,492
KeyBank NA	2.250%	3/16/20	4,850	4,854
KeyCorp	2.300%	12/13/18	8,175	8,276
Lloyds Bank plc	4.200%	3/28/17	6,455	6,828
Lloyds Bank plc	2.300%	11/27/18	4,500	4,573
Lloyds Bank plc	2.350%	9/5/19	8,675	8,768
Manufacturers & Traders Trust Co.	1.400%	7/25/17	6,500	6,506
Manufacturers & Traders Trust Co.	6.625%	12/4/17	3,915	4,402
Manufacturers & Traders Trust Co.	1.450%	3/7/18	2,150	2,139
Manufacturers & Traders Trust Co.	2.300%	1/30/19	10,750	10,870
Manufacturers & Traders Trust Co.	2.250%	7/25/19	7,400	7,446
Manufacturers & Traders Trust Co.	2.100%	2/6/20	5,825	5,792
Morgan Stanley	3.800%	4/29/16	15,250	15,713
Morgan Stanley	5.750%	10/18/16	11,875	12,681
Morgan Stanley	5.450%	1/9/17	18,475	19,800
Morgan Stanley	4.750%	3/22/17	13,050	13,920
Morgan Stanley	5.550%	4/27/17	10,445	11,315
Morgan Stanley	6.250%	8/28/17	8,625	9,559
Morgan Stanley	5.950%	12/28/17	14,875	16,541
Morgan Stanley	1.875%	1/5/18	13,000	13,045
Morgan Stanley	6.625%	4/1/18	24,900	28,333
Morgan Stanley	2.125%	4/25/18	15,525	15,626
Morgan Stanley	2.500%	1/24/19	12,800	12,985
Morgan Stanley	7.300%	5/13/19	16,340	19,506
Morgan Stanley	2.375%	7/23/19	16,250	16,333
Morgan Stanley	5.625%	9/23/19	27,965	31,714
Morgan Stanley	5.500%	1/26/20	9,875	11,216
Morgan Stanley	2.650%	1/27/20	18,900	19,046
MUFG Americas Holdings Corp.	1.625%	2/9/18	3,375	3,368
MUFG Americas Holdings Corp.	2.250%	2/10/20	6,450	6,438
MUFG Union Bank NA	5.950%	5/11/16	3,550	3,740
MUFG Union Bank NA	1.500%	9/26/16	5,250	5,283
MUFG Union Bank NA	2.125%	6/16/17	5,925	6,001
MUFG Union Bank NA	2.625%	9/26/18	12,350	12,653
MUFG Union Bank NA	2.250%	5/6/19	2,700	2,711
Murray Street Investment Trust I	4.647%	3/9/17	12,038	12,800
National Australia Bank Ltd.	1.300%	7/25/16	2,000	2,013
National Australia Bank Ltd.	2.750%	3/9/17	8,350	8,616
National Australia Bank Ltd.	2.300%	7/25/18	5,675	5,806
National Bank of Canada	1.450%	11/7/17	6,650	6,619
National City Bank	5.800%	6/7/17	500	547
National City Corp.	6.875%	5/15/19	9,600	11,296
PNC Bank NA	1.300%	10/3/16	1,700	1,709
PNC Bank NA	1.150%	11/1/16	10,250	10,294
PNC Bank NA	5.250%	1/15/17	3,000	3,223
PNC Bank NA	1.125%	1/27/17	2,750	2,757
PNC Bank NA	4.875%	9/21/17	2,225	2,405
PNC Bank NA	1.500%	10/18/17	4,450	4,466
PNC Bank NA	6.000%	12/7/17	3,440	3,828
PNC Bank NA	1.500%	2/23/18	9,700	9,708

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
PNC Bank NA	2.200%	1/28/19	5,692	5,749
PNC Bank NA	2.250%	7/2/19	5,825	5,880
PNC Bank NA	2.400%	10/18/19	12,375	12,531
PNC Funding Corp.	2.700%	9/19/16	9,850	10,103
PNC Funding Corp.	5.625%	2/1/17	6,239	6,719
PNC Funding Corp.	6.700%	6/10/19	3,925	4,656
PNC Funding Corp.	5.125%	2/8/20	12,037	13,684
Regions Bank	7.500%	5/15/18	3,092	3,570
Regions Financial Corp.	2.000%	5/15/18	4,775	4,746
Royal Bank of Canada	0.850%	3/8/16	8,441	8,469
Royal Bank of Canada	2.875%	4/19/16	7,575	7,768
Royal Bank of Canada	2.300%	7/20/16	7,625	7,793
Royal Bank of Canada	1.450%	9/9/16	3,200	3,229
Royal Bank of Canada	1.200%	1/23/17	11,600	11,648
Royal Bank of Canada	1.250%	6/16/17	6,150	6,153
Royal Bank of Canada	1.400%	10/13/17	11,550	11,581
Royal Bank of Canada	1.500%	1/16/18	8,800	8,837
Royal Bank of Canada	2.200%	7/27/18	13,238	13,544
Royal Bank of Canada	2.150%	3/15/19	10,833	10,959
Royal Bank of Canada	2.150%	3/6/20	4,000	3,996
Royal Bank of Scotland Group plc	1.875%	3/31/17	5,800	5,823
Royal Bank of Scotland Group plc	6.400%	10/21/19	8,536	9,963
Royal Bank of Scotland plc	4.375%	3/16/16	8,400	8,691
Santander Bank NA	2.000%	1/12/18	5,175	5,174
Santander Bank NA	8.750%	5/30/18	2,539	2,986
Santander Holdings USA Inc.	4.625%	4/19/16	2,725	2,826
Santander Holdings USA Inc.	3.450%	8/27/18	5,800	6,032
Societe Generale SA	2.750%	10/12/17	9,750	10,038
Societe Generale SA	2.625%	10/1/18	2,900	2,967
State Street Bank & Trust Co.	5.250%	10/15/18	225	251
State Street Corp.	2.875%	3/7/16	8,710	8,906
State Street Corp.	5.375%	4/30/17	300	326
State Street Corp.	4.956%	3/15/18	4,800	5,199
State Street Corp.	1.350%	5/15/18	5,950	5,913
Sumitomo Mitsui Banking Corp.	1.450%	7/19/16	4,050	4,067
Sumitomo Mitsui Banking Corp.	1.300%	1/10/17	4,700	4,695
Sumitomo Mitsui Banking Corp.	1.350%	7/11/17	4,500	4,482
Sumitomo Mitsui Banking Corp.	1.800%	7/18/17	7,275	7,308
Sumitomo Mitsui Banking Corp.	1.500%	1/18/18	4,400	4,369
Sumitomo Mitsui Banking Corp.	2.500%	7/19/18	2,225	2,261
Sumitomo Mitsui Banking Corp.	2.450%	1/10/19	10,475	10,571
Sumitomo Mitsui Banking Corp.	2.250%	7/11/19	7,695	7,702
Sumitomo Mitsui Banking Corp.	2.450%	1/16/20	17,750	17,839
SunTrust Bank	1.350%	2/15/17	4,775	4,785
SunTrust Bank	7.250%	3/15/18	4,175	4,819
SunTrust Banks Inc.	3.600%	4/15/16	8,975	9,217
SunTrust Banks Inc.	3.500%	1/20/17	3,150	3,276
SunTrust Banks Inc.	6.000%	9/11/17	1,600	1,772
SunTrust Banks Inc.	2.350%	11/1/18	7,883	7,977
SunTrust Banks Inc.	2.500%	5/1/19	4,400	4,445
Svenska Handelsbanken AB	3.125%	7/12/16	8,125	8,374
Svenska Handelsbanken AB	2.875%	4/4/17	15,075	15,578
Svenska Handelsbanken AB	1.625%	3/21/18	7,050	7,047
Svenska Handelsbanken AB	2.500%	1/25/19	7,875	8,052
Svenska Handelsbanken AB	2.250%	6/17/19	8,050	8,136

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Synchrony Financial	1.875%	8/15/17	2,800	2,804
Synchrony Financial	3.000%	8/15/19	13,700	13,922
Synchrony Financial	2.700%	2/3/20	2,400	2,397
Toronto-Dominion Bank	2.500%	7/14/16	12,510	12,803
Toronto-Dominion Bank	2.375%	10/19/16	11,910	12,197
Toronto-Dominion Bank	1.125%	5/2/17	9,400	9,400
Toronto-Dominion Bank	1.400%	4/30/18	16,245	16,200
Toronto-Dominion Bank	2.625%	9/10/18	8,525	8,790
Toronto-Dominion Bank	2.125%	7/2/19	15,700	15,893
Toronto-Dominion Bank	2.250%	11/5/19	9,175	9,314
UBS AG	5.875%	7/15/16	13,900	14,798
UBS AG	7.375%	6/15/17	200	223
UBS AG	1.375%	8/14/17	5,675	5,675
UBS AG	5.875%	12/20/17	16,775	18,732
UBS AG	5.750%	4/25/18	12,844	14,370
UBS AG	2.375%	8/14/19	14,420	14,574
US Bancorp	3.442%	2/1/16	3,275	3,344
US Bancorp	2.200%	11/15/16	13,350	13,644
US Bancorp	1.650%	5/15/17	9,225	9,339
US Bancorp	1.950%	11/15/18	5,550	5,619
US Bancorp	2.200%	4/25/19	7,800	7,877
US Bank NA	1.100%	1/30/17	4,900	4,902
US Bank NA	1.375%	9/11/17	6,475	6,511
US Bank NA	2.125%	10/28/19	14,000	14,114
US Bank NA	1.350%	1/26/18	5,000	5,007
Vesey Street Investment Trust I	4.404%	9/1/16	5,828	6,094
Wachovia Bank NA	5.600%	3/15/16	2,323	2,437
Wachovia Bank NA	6.000%	11/15/17	9,790	10,978
Wachovia Corp.	5.625%	10/15/16	11,590	12,427
Wachovia Corp.	5.750%	6/15/17	14,900	16,432
Wachovia Corp.	5.750%	2/1/18	18,400	20,561
Wells Fargo & Co.	3.676%	6/15/16	18,680	19,381
Wells Fargo & Co.	1.250%	7/20/16	17,210	17,305
Wells Fargo & Co.	5.125%	9/15/16	4,212	4,474
Wells Fargo & Co.	2.625%	12/15/16	9,900	10,187
Wells Fargo & Co.	2.100%	5/8/17	16,200	16,537
Wells Fargo & Co.	1.150%	6/2/17	6,350	6,350
Wells Fargo & Co.	1.400%	9/8/17	8,200	8,229
Wells Fargo & Co.	5.625%	12/11/17	17,726	19,718
Wells Fargo & Co.	1.500%	1/16/18	15,875	15,884
Wells Fargo & Co.	2.150%	1/15/19	8,279	8,355
Wells Fargo & Co.	2.125%	4/22/19	11,200	11,290
Wells Fargo & Co.	2.150%	1/30/20	13,625	13,624
Wells Fargo Bank NA	5.750%	5/16/16	4,295	4,526
Westpac Banking Corp.	1.050%	11/25/16	9,032	9,045
Westpac Banking Corp.	1.200%	5/19/17	9,300	9,315
Westpac Banking Corp.	2.000%	8/14/17	7,764	7,889
Westpac Banking Corp.	1.500%	12/1/17	5,925	5,948
Westpac Banking Corp.	1.600%	1/12/18	6,560	6,578
Westpac Banking Corp.	2.250%	7/30/18	8,400	8,535
Westpac Banking Corp.	2.250%	1/17/19	8,525	8,642
Westpac Banking Corp.	4.875%	11/19/19	13,113	14,662

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Brokerage (0.8%)
Ameriprise Financial Inc.	7.300%	6/28/19	1,175	1,415
2 Ameriprise Financial Inc.	7.518%	6/1/66	2,200	2,304
BGC Partners Inc.	5.375%	12/9/19	2,000	2,000
BlackRock Inc.	6.250%	9/15/17	4,800	5,387
BlackRock Inc.	5.000%	12/10/19	6,850	7,786
Charles Schwab Corp.	2.200%	7/25/18	2,175	2,214
Eaton Vance Corp.	6.500%	10/2/17	409	457
Franklin Resources Inc.	1.375%	9/15/17	2,025	2,028
Intercontinental Exchange Inc.	2.500%	10/15/18	4,525	4,631
Jefferies Group LLC	5.500%	3/15/16	2,000	2,074
Jefferies Group LLC	5.125%	4/13/18	5,492	5,794
Jefferies Group LLC	8.500%	7/15/19	4,805	5,743
Lazard Group LLC	6.850%	6/15/17	3,750	4,177
Legg Mason Inc.	2.700%	7/15/19	3,495	3,534
Leucadia National Corp.	8.125%	9/15/15	1,969	2,039
NASDAQ OMX Group Inc.	5.250%	1/16/18	500	547
NASDAQ OMX Group Inc.	5.550%	1/15/20	6,300	7,024
Nomura Holdings Inc.	2.000%	9/13/16	11,325	11,407
Nomura Holdings Inc.	2.750%	3/19/19	6,850	6,977
NYSE Euronext	2.000%	10/5/17	7,850	7,961
Raymond James Financial Inc.	4.250%	4/15/16	1,900	1,963
Raymond James Financial Inc.	8.600%	8/15/19	2,050	2,544
TD Ameritrade Holding Corp.	5.600%	12/1/19	3,375	3,905

Finance Companies (2.7%)
Air Lease Corp.	5.625%	4/1/17	7,175	7,677
Air Lease Corp.	2.125%	1/15/18	3,150	3,130
Air Lease Corp.	3.375%	1/15/19	6,075	6,197
Ares Capital Corp.	4.875%	11/30/18	5,275	5,552
Ares Capital Corp.	3.875%	1/15/20	3,325	3,341
FS Investment Corp.	4.000%	7/15/19	3,800	3,822
FS Investment Corp.	4.250%	1/15/20	1,325	1,333
GATX Corp.	4.750%	5/15/15	170	172
GATX Corp.	3.500%	7/15/16	2,711	2,796
GATX Corp.	1.250%	3/4/17	2,650	2,639
GATX Corp.	2.375%	7/30/18	1,575	1,589
GATX Corp.	2.500%	7/30/19	1,575	1,580
GATX Corp.	2.600%	3/30/20	1,150	1,149
2 GE Capital Trust I	6.375%	11/15/67	5,465	5,936
General Electric Capital Corp.	2.950%	5/9/16	11,581	11,891
General Electric Capital Corp.	1.500%	7/12/16	9,061	9,169
General Electric Capital Corp.	3.350%	10/17/16	11,875	12,352
General Electric Capital Corp.	5.375%	10/20/16	3,247	3,481
General Electric Capital Corp.	2.900%	1/9/17	11,404	11,832
General Electric Capital Corp.	5.400%	2/15/17	11,503	12,479
General Electric Capital Corp.	2.450%	3/15/17	3,600	3,701
General Electric Capital Corp.	2.300%	4/27/17	14,635	15,026
General Electric Capital Corp.	1.250%	5/15/17	7,025	7,060
General Electric Capital Corp.	5.625%	9/15/17	22,080	24,497
General Electric Capital Corp.	1.600%	11/20/17	9,750	9,865
General Electric Capital Corp.	1.625%	4/2/18	9,325	9,394
General Electric Capital Corp.	5.625%	5/1/18	28,622	32,203
General Electric Capital Corp.	2.300%	1/14/19	8,125	8,337
General Electric Capital Corp.	6.000%	8/7/19	13,801	16,184

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
General Electric Capital Corp.	2.100%	12/11/19	2,900	2,939
General Electric Capital Corp.	5.500%	1/8/20	16,500	19,094
General Electric Capital Corp.	2.200%	1/9/20	15,900	16,045
2 General Electric Capital Corp.	6.375%	11/15/67	11,825	12,845
3 International Lease Finance Corp.	6.750%	9/1/16	8,945	9,571
3 International Lease Finance Corp.	7.125%	9/1/18	8,950	10,181
Prospect Capital Corp.	5.000%	7/15/19	2,150	2,201

Insurance (3.7%)
ACE INA Holdings Inc.	5.700%	2/15/17	900	979
ACE INA Holdings Inc.	5.800%	3/15/18	2,500	2,817
ACE INA Holdings Inc.	5.900%	6/15/19	3,425	3,946
Aegon NV	4.625%	12/1/15	3,275	3,361
Aetna Inc.	1.750%	5/15/17	600	608
Aetna Inc.	1.500%	11/15/17	3,410	3,424
Aetna Inc.	2.200%	3/15/19	5,500	5,527
Aflac Inc.	2.650%	2/15/17	4,425	4,563
Aflac Inc.	8.500%	5/15/19	3,425	4,317
Allied World Assurance Co. Ltd.	7.500%	8/1/16	2,777	3,009
2 Allstate Corp.	6.125%	5/15/67	4,409	4,679
American Financial Group Inc.	9.875%	6/15/19	2,015	2,577
American International Group Inc.	5.600%	10/18/16	3,883	4,165
American International Group Inc.	5.450%	5/18/17	7,362	8,019
American International Group Inc.	5.850%	1/16/18	19,676	22,068
American International Group Inc.	2.300%	7/16/19	5,850	5,920
Anthem Inc.	2.375%	2/15/17	3,511	3,582
Anthem Inc.	5.875%	6/15/17	4,700	5,159
Anthem Inc.	1.875%	1/15/18	3,375	3,393
Anthem Inc.	2.300%	7/15/18	3,298	3,342
Anthem Inc.	2.250%	8/15/19	4,765	4,771
Aon Corp.	3.125%	5/27/16	4,545	4,660
Assurant Inc.	2.500%	3/15/18	3,350	3,398
AXIS Specialty Finance plc	2.650%	4/1/19	1,720	1,735
Berkshire Hathaway Finance Corp.	0.950%	8/15/16	3,450	3,469
Berkshire Hathaway Finance Corp.	1.600%	5/15/17	10,844	11,016
Berkshire Hathaway Finance Corp.	1.300%	5/15/18	8,138	8,143
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	11,200	12,663
Berkshire Hathaway Finance Corp.	2.000%	8/15/18	5,425	5,564
Berkshire Hathaway Inc.	2.200%	8/15/16	2,850	2,916
Berkshire Hathaway Inc.	1.900%	1/31/17	10,092	10,313
Berkshire Hathaway Inc.	1.550%	2/9/18	5,075	5,129
Berkshire Hathaway Inc.	2.100%	8/14/19	2,200	2,245
Chubb Corp.	5.750%	5/15/18	3,805	4,298
2 Chubb Corp.	6.375%	3/29/67	7,455	7,968
Cigna Corp.	2.750%	11/15/16	9,473	9,732
Cigna Corp.	8.500%	5/1/19	1,425	1,768
CNA Financial Corp.	6.500%	8/15/16	3,669	3,943
CNA Financial Corp.	7.350%	11/15/19	1,875	2,243
Coventry Health Care Inc.	5.950%	3/15/17	4,355	4,769
Hartford Financial Services Group Inc.	5.375%	3/15/17	2,425	2,615
Hartford Financial Services Group Inc.	4.000%	10/15/17	500	532
Hartford Financial Services Group Inc.	6.300%	3/15/18	3,853	4,341
Hartford Financial Services Group Inc.	6.000%	1/15/19	2,520	2,862
HCC Insurance Holdings Inc.	6.300%	11/15/19	2,000	2,308
Humana Inc.	7.200%	6/15/18	2,650	3,078

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Humana Inc.	6.300%	8/1/18	1,785	2,028
Humana Inc.	2.625%	10/1/19	1,625	1,644
Kemper Corp.	6.000%	5/15/17	3,425	3,686
Lincoln National Corp.	6.250%	2/15/20	3,175	3,709
2 Lincoln National Corp.	7.000%	5/17/66	6,125	5,941
2 Lincoln National Corp.	6.050%	4/20/67	5,500	5,307
Loews Corp.	5.250%	3/15/16	2,525	2,639
Manulife Financial Corp.	3.400%	9/17/15	6,125	6,211
Markel Corp.	7.125%	9/30/19	3,367	4,028
Marsh & McLennan Cos. Inc.	2.300%	4/1/17	1,450	1,475
Marsh & McLennan Cos. Inc.	2.550%	10/15/18	1,150	1,177
Marsh & McLennan Cos. Inc.	2.350%	9/10/19	1,750	1,766
MetLife Inc.	6.750%	6/1/16	7,197	7,720
MetLife Inc.	1.756%	12/15/17	8,075	8,132
MetLife Inc.	1.903%	12/15/17	2,600	2,634
MetLife Inc.	6.817%	8/15/18	7,002	8,202
MetLife Inc.	7.717%	2/15/19	5,870	7,130
Principal Financial Group Inc.	1.850%	11/15/17	1,625	1,637
Principal Financial Group Inc.	8.875%	5/15/19	2,075	2,607
2 Progressive Corp.	6.700%	6/15/67	4,217	4,539
Protective Life Corp.	7.375%	10/15/19	1,400	1,681
Prudential Financial Inc.	5.500%	3/15/16	1,725	1,810
Prudential Financial Inc.	3.000%	5/12/16	5,950	6,094
Prudential Financial Inc.	6.000%	12/1/17	9,346	10,480
Prudential Financial Inc.	2.300%	8/15/18	5,825	5,916
Prudential Financial Inc.	7.375%	6/15/19	4,375	5,285
2 Prudential Financial Inc.	8.875%	6/15/68	4,605	5,445
Reinsurance Group of America Inc.	5.625%	3/15/17	1,500	1,617
Reinsurance Group of America Inc.	6.450%	11/15/19	2,400	2,794
2 StanCorp Financial Group Inc.	6.900%	6/1/67	1,495	1,529
Torchmark Corp.	6.375%	6/15/16	1,500	1,600
Torchmark Corp.	9.250%	6/15/19	1,000	1,264
Transatlantic Holdings Inc.	5.750%	12/14/15	1,552	1,605
Travelers Cos. Inc.	6.250%	6/20/16	2,390	2,559
Travelers Cos. Inc.	5.750%	12/15/17	2,200	2,465
Travelers Cos. Inc.	5.800%	5/15/18	3,650	4,125
Travelers Cos. Inc.	5.900%	6/2/19	3,415	3,965
UnitedHealth Group Inc.	5.375%	3/15/16	2,600	2,725
UnitedHealth Group Inc.	1.875%	11/15/16	2,625	2,669
UnitedHealth Group Inc.	1.400%	10/15/17	5,100	5,122
UnitedHealth Group Inc.	1.400%	12/15/17	7,525	7,587
UnitedHealth Group Inc.	6.000%	2/15/18	8,981	10,167
UnitedHealth Group Inc.	1.625%	3/15/19	1,950	1,947
UnitedHealth Group Inc.	2.300%	12/15/19	6,825	6,933
Unum Group	7.125%	9/30/16	2,720	2,959
Voya Financial Inc.	2.900%	2/15/18	6,500	6,688
Willis Group Holdings plc	4.125%	3/15/16	8,000	8,223
Willis North America Inc.	6.200%	3/28/17	245	264
WR Berkley Corp.	7.375%	9/15/19	950	1,134
2 XLIT Ltd.	6.500%	10/29/49	7,000	6,160
XLIT Ltd.	2.300%	12/15/18	5,850	5,918

Other Finance (0.1%)
ORIX Corp.	3.750%	3/9/17	3,050	3,168
XTRA Finance Corp.	5.150%	4/1/17	2,500	2,688

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Real Estate Investment Trusts (1.9%)
Alexandria Real Estate Equities Inc.	2.750%	1/15/20	2,650	2,645
AvalonBay Communities Inc.	5.750%	9/15/16	500	535
AvalonBay Communities Inc.	5.700%	3/15/17	1,335	1,453
BioMed Realty LP	3.850%	4/15/16	1,960	2,014
BioMed Realty LP	2.625%	5/1/19	2,810	2,824
Boston Properties LP	3.700%	11/15/18	4,415	4,688
Boston Properties LP	5.875%	10/15/19	5,509	6,376
Brandywine Operating Partnership LP	5.700%	5/1/17	5,900	6,371
Brandywine Operating Partnership LP	4.950%	4/15/18	1,375	1,475
DDR Corp.	7.500%	4/1/17	5,600	6,236
Digital Realty Trust LP	4.500%	7/15/15	2,500	2,519
Digital Realty Trust LP	5.875%	2/1/20	3,200	3,614
Duke Realty LP	5.950%	2/15/17	7,675	8,308
Duke Realty LP	8.250%	8/15/19	550	678
Equity CommonWealth	6.250%	6/15/17	1,000	1,072
Equity CommonWealth	6.650%	1/15/18	1,000	1,099
ERP Operating LP	5.125%	3/15/16	6,125	6,392
ERP Operating LP	5.375%	8/1/16	1,900	2,013
ERP Operating LP	5.750%	6/15/17	3,725	4,091
ERP Operating LP	2.375%	7/1/19	2,000	2,014
Essex Portfolio LP	5.500%	3/15/17	1,625	1,757
Government Properties Income Trust	3.750%	8/15/19	2,500	2,565
HCP Inc.	6.000%	1/30/17	3,100	3,367
HCP Inc.	6.700%	1/30/18	8,345	9,474
HCP Inc.	3.750%	2/1/19	1,700	1,789
HCP Inc.	2.625%	2/1/20	7,125	7,133
Health Care REIT Inc.	3.625%	3/15/16	5,025	5,162
Health Care REIT Inc.	6.200%	6/1/16	2,175	2,310
Health Care REIT Inc.	4.700%	9/15/17	5,200	5,584
Health Care REIT Inc.	2.250%	3/15/18	3,336	3,374
Health Care REIT Inc.	4.125%	4/1/19	2,100	2,249
Healthcare Realty Trust Inc.	6.500%	1/17/17	2,167	2,364
Highwoods Realty LP	5.850%	3/15/17	1,300	1,407
Hospitality Properties Trust	5.625%	3/15/17	975	1,044
Hospitality Properties Trust	6.700%	1/15/18	3,925	4,351
Kilroy Realty LP	4.800%	7/15/18	2,325	2,498
Kimco Realty Corp.	5.783%	3/15/16	1,100	1,152
Kimco Realty Corp.	5.700%	5/1/17	2,100	2,284
Kimco Realty Corp.	4.300%	2/1/18	3,075	3,287
Kimco Realty Corp.	6.875%	10/1/19	1,425	1,693
Liberty Property LP	5.125%	3/2/15	2,350	2,350
Liberty Property LP	5.500%	12/15/16	1,413	1,511
Liberty Property LP	6.625%	10/1/17	725	810
Mack-Cali Realty LP	2.500%	12/15/17	1,000	1,005
Mack-Cali Realty LP	7.750%	8/15/19	1,950	2,289
ProLogis LP	4.500%	8/15/17	2,125	2,278
ProLogis LP	2.750%	2/15/19	700	714
Realty Income Corp.	5.950%	9/15/16	1,900	2,033
Realty Income Corp.	2.000%	1/31/18	2,375	2,390
Realty Income Corp.	6.750%	8/15/19	3,110	3,659
Regency Centers LP	5.875%	6/15/17	5,050	5,533
Select Income REIT	2.850%	2/1/18	4,575	4,599
Senior Housing Properties Trust	3.250%	5/1/19	3,975	4,027
Simon Property Group LP	5.250%	12/1/16	3,250	3,460

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Simon Property Group LP	2.800%	1/30/17	3,225	3,319
Simon Property Group LP	2.150%	9/15/17	4,925	5,033
Simon Property Group LP	6.125%	5/30/18	8,775	10,002
Simon Property Group LP	2.200%	2/1/19	6,800	6,889
Simon Property Group LP	10.350%	4/1/19	2,800	3,639
Simon Property Group LP	5.650%	2/1/20	3,801	4,400
UDR Inc.	4.250%	6/1/18	1,000	1,075
Ventas Realty LP	1.550%	9/26/16	5,513	5,551
Ventas Realty LP / Ventas Capital Corp.	2.000%	2/15/18	5,125	5,166
Ventas Realty LP / Ventas Capital Corp.	4.000%	4/30/19	3,275	3,494
Vornado Realty LP	2.500%	6/30/19	1,825	1,832
				4,858,232
Industrial (50.8%)
Basic Industry (3.6%)
Agrium Inc.	6.750%	1/15/19	3,799	4,410
Air Products & Chemicals Inc.	2.000%	8/2/16	2,175	2,209
Air Products & Chemicals Inc.	1.200%	10/15/17	1,925	1,925
Air Products & Chemicals Inc.	4.375%	8/21/19	1,100	1,207
Airgas Inc.	3.250%	10/1/15	950	961
Airgas Inc.	2.950%	6/15/16	500	512
Airgas Inc.	1.650%	2/15/18	1,850	1,833
Albemarle Corp.	3.000%	12/1/19	1,675	1,684
Barrick Gold Corp.	6.950%	4/1/19	8,184	9,412
Barrick North America Finance LLC	6.800%	9/15/18	4,296	4,918
Barrick PD Australia Finance Pty Ltd.	4.950%	1/15/20	475	509
BHP Billiton Finance USA Ltd.	1.875%	11/21/16	5,625	5,718
BHP Billiton Finance USA Ltd.	1.625%	2/24/17	11,503	11,675
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	514	560
BHP Billiton Finance USA Ltd.	2.050%	9/30/18	10,806	11,012
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	12,475	14,737
Cabot Corp.	2.550%	1/15/18	1,125	1,147
Celulosa Arauco y Constitucion SA	5.625%	4/20/15	3,300	3,316
Celulosa Arauco y Constitucion SA	7.250%	7/29/19	2,315	2,710
CF Industries Inc.	6.875%	5/1/18	9,125	10,391
Domtar Corp.	10.750%	6/1/17	1,775	2,087
Dow Chemical Co.	5.700%	5/15/18	2,755	3,087
Dow Chemical Co.	8.550%	5/15/19	13,400	16,725
Eastman Chemical Co.	2.400%	6/1/17	10,050	10,262
Eastman Chemical Co.	2.700%	1/15/20	8,625	8,722
Ecolab Inc.	3.000%	12/8/16	6,250	6,452
Ecolab Inc.	1.450%	12/8/17	3,668	3,661
Ecolab Inc.	1.550%	1/12/18	2,800	2,800
Ecolab Inc.	2.250%	1/12/20	2,400	2,403
EI du Pont de Nemours & Co.	4.750%	3/15/15	375	376
EI du Pont de Nemours & Co.	2.750%	4/1/16	5,400	5,526
EI du Pont de Nemours & Co.	5.250%	12/15/16	2,752	2,966
EI du Pont de Nemours & Co.	6.000%	7/15/18	9,001	10,280
EI du Pont de Nemours & Co.	4.625%	1/15/20	8,180	9,142
Freeport-McMoRan Inc.	2.150%	3/1/17	5,820	5,798
Freeport-McMoRan Inc.	2.375%	3/15/18	11,795	11,556
Freeport-McMoRan Inc.	2.300%	11/14/17	2,265	2,234
Georgia-Pacific LLC	7.700%	6/15/15	750	764
Glencore Canada Corp.	5.500%	6/15/17	900	965
Goldcorp Inc.	2.125%	3/15/18	5,145	5,164
International Paper Co.	5.250%	4/1/16	720	749

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
International Paper Co.	7.950%	6/15/18	11,400	13,396
International Paper Co.	9.375%	5/15/19	118	150
Lubrizol Corp.	8.875%	2/1/19	3,088	3,860
LyondellBasell Industries NV	5.000%	4/15/19	15,400	16,992
MeadWestvaco Corp.	7.375%	9/1/19	750	891
Methanex Corp.	3.250%	12/15/19	1,975	2,011
Monsanto Co.	2.750%	4/15/16	3,437	3,510
Monsanto Co.	1.150%	6/30/17	3,000	3,009
Monsanto Co.	5.125%	4/15/18	2,027	2,240
Monsanto Co.	1.850%	11/15/18	535	540
Monsanto Co.	2.125%	7/15/19	6,450	6,516
Newmont Mining Corp.	5.125%	10/1/19	5,806	6,368
Nucor Corp.	5.750%	12/1/17	3,450	3,848
Nucor Corp.	5.850%	6/1/18	5,068	5,655
Plum Creek Timberlands LP	5.875%	11/15/15	2,725	2,818
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	4,640	4,855
Potash Corp. of Saskatchewan Inc.	6.500%	5/15/19	850	996
PPG Industries Inc.	2.300%	11/15/19	9,000	9,055
Praxair Inc.	5.200%	3/15/17	2,125	2,304
Praxair Inc.	1.050%	11/7/17	1,675	1,673
Praxair Inc.	1.250%	11/7/18	4,800	4,757
Praxair Inc.	4.500%	8/15/19	4,675	5,163
Rio Tinto Finance USA Ltd.	2.500%	5/20/16	1,197	1,220
Rio Tinto Finance USA Ltd.	2.250%	9/20/16	3,756	3,819
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	15,918	18,310
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	10,760	13,579
Rio Tinto Finance USA plc	1.375%	6/17/16	3,800	3,813
Rio Tinto Finance USA plc	2.000%	3/22/17	4,525	4,586
Rio Tinto Finance USA plc	1.625%	8/21/17	8,500	8,517
Rio Tinto Finance USA plc	2.250%	12/14/18	6,130	6,178
Rock-Tenn Co.	4.450%	3/1/19	5,000	5,357
Rohm & Haas Co.	6.000%	9/15/17	1,756	1,951
RPM International Inc.	6.500%	2/15/18	1,500	1,675
RPM International Inc.	6.125%	10/15/19	3,000	3,419
Sherwin-Williams Co.	1.350%	12/15/17	6,200	6,192
Teck Resources Ltd.	3.150%	1/15/17	5,600	5,699
Teck Resources Ltd.	3.850%	8/15/17	1,900	1,955
Teck Resources Ltd.	2.500%	2/1/18	3,341	3,276
Teck Resources Ltd.	3.000%	3/1/19	2,171	2,122
Vale Overseas Ltd.	6.250%	1/23/17	7,150	7,657
Vale Overseas Ltd.	5.625%	9/15/19	6,175	6,648
Valspar Corp.	7.250%	6/15/19	800	937

Capital Goods (4.7%)
3M Co.	1.375%	9/29/16	3,542	3,584
3M Co.	1.000%	6/26/17	5,445	5,463
3M Co.	1.625%	6/15/19	3,950	3,934
ABB Finance USA Inc.	1.625%	5/8/17	600	606
Acuity Brands Lighting Inc.	6.000%	12/15/19	2,125	2,381
Bemis Co. Inc.	6.800%	8/1/19	2,800	3,316
Boeing Capital Corp.	2.125%	8/15/16	5,390	5,504
Boeing Capital Corp.	2.900%	8/15/18	850	886
Boeing Capital Corp.	4.700%	10/27/19	3,684	4,118
Boeing Co.	3.750%	11/20/16	1,848	1,943
Boeing Co.	0.950%	5/15/18	6,410	6,316

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Boeing Co.	6.000%	3/15/19	1,500	1,744
Boeing Co.	4.875%	2/15/20	7,875	9,020
Caterpillar Financial Services Corp.	2.650%	4/1/16	4,334	4,432
Caterpillar Financial Services Corp.	2.050%	8/1/16	9,575	9,756
Caterpillar Financial Services Corp.	1.350%	9/6/16	3,640	3,675
Caterpillar Financial Services Corp.	1.000%	11/25/16	3,000	3,014
Caterpillar Financial Services Corp.	1.000%	3/3/17	9,417	9,436
Caterpillar Financial Services Corp.	1.625%	6/1/17	2,894	2,930
Caterpillar Financial Services Corp.	1.250%	8/18/17	4,600	4,621
Caterpillar Financial Services Corp.	1.250%	11/6/17	9,457	9,470
Caterpillar Financial Services Corp.	1.300%	3/1/18	2,250	2,243
Caterpillar Financial Services Corp.	5.450%	4/15/18	2,790	3,118
Caterpillar Financial Services Corp.	2.450%	9/6/18	4,300	4,424
Caterpillar Financial Services Corp.	7.050%	10/1/18	4,000	4,710
Caterpillar Financial Services Corp.	7.150%	2/15/19	6,637	7,928
Caterpillar Financial Services Corp.	2.100%	6/9/19	3,650	3,699
Caterpillar Financial Services Corp.	2.250%	12/1/19	750	758
Caterpillar Financial Services Corp.	2.000%	3/5/20	2,800	2,796
Caterpillar Inc.	5.700%	8/15/16	3,341	3,582
Caterpillar Inc.	1.500%	6/26/17	8,241	8,314
Caterpillar Inc.	7.900%	12/15/18	7,345	8,942
Cooper US Inc.	6.100%	7/1/17	1,800	1,983
Crane Co.	2.750%	12/15/18	2,400	2,443
CRH America Inc.	6.000%	9/30/16	10,380	11,115
CRH America Inc.	8.125%	7/15/18	2,000	2,389
Danaher Corp.	2.300%	6/23/16	3,510	3,590
Danaher Corp.	5.625%	1/15/18	6,515	7,287
Danaher Corp.	5.400%	3/1/19	5,725	6,487
Deere & Co.	4.375%	10/16/19	2,925	3,227
Dover Corp.	4.875%	10/15/15	175	180
Dover Corp.	5.450%	3/15/18	1,400	1,566
Eaton Corp.	5.300%	3/15/17	2,300	2,474
Eaton Corp.	1.500%	11/2/17	6,625	6,653
Eaton Corp.	5.600%	5/15/18	5,075	5,641
Eaton Corp.	6.950%	3/20/19	75	89
Emerson Electric Co.	5.125%	12/1/16	375	402
Emerson Electric Co.	5.375%	10/15/17	5,000	5,513
Emerson Electric Co.	5.250%	10/15/18	2,950	3,307
Emerson Electric Co.	4.875%	10/15/19	2,310	2,591
Exelis Inc.	4.250%	10/1/16	1,100	1,143
General Dynamics Corp.	1.000%	11/15/17	7,950	7,931
General Electric Co.	5.250%	12/6/17	30,341	33,654
Honeywell International Inc.	5.400%	3/15/16	3,200	3,363
Honeywell International Inc.	5.300%	3/15/17	3,375	3,670
Honeywell International Inc.	5.300%	3/1/18	13,350	14,899
Honeywell International Inc.	5.000%	2/15/19	3,675	4,133
Illinois Tool Works Inc.	1.950%	3/1/19	8,175	8,259
Illinois Tool Works Inc.	6.250%	4/1/19	4,375	5,078
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	6,874	7,970
Ingersoll-Rand Global Holding Co. Ltd.	2.875%	1/15/19	2,725	2,782
John Deere Capital Corp.	2.250%	6/7/16	2,703	2,756
John Deere Capital Corp.	1.850%	9/15/16	3,300	3,355
John Deere Capital Corp.	1.050%	10/11/16	3,114	3,128
John Deere Capital Corp.	1.050%	12/15/16	1,693	1,700
John Deere Capital Corp.	2.000%	1/13/17	4,925	5,018

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
John Deere Capital Corp.	1.400%	3/15/17	2,664	2,689
John Deere Capital Corp.	5.500%	4/13/17	1,675	1,829
John Deere Capital Corp.	1.125%	6/12/17	4,000	4,010
John Deere Capital Corp.	2.800%	9/18/17	3,744	3,905
John Deere Capital Corp.	1.200%	10/10/17	5,600	5,597
John Deere Capital Corp.	1.350%	1/16/18	4,000	4,000
John Deere Capital Corp.	1.300%	3/12/18	8,530	8,525
John Deere Capital Corp.	5.350%	4/3/18	2,325	2,596
John Deere Capital Corp.	5.750%	9/10/18	1,980	2,254
John Deere Capital Corp.	1.950%	12/13/18	6,758	6,867
John Deere Capital Corp.	1.950%	3/4/19	6,300	6,353
John Deere Capital Corp.	2.250%	4/17/19	8,293	8,420
John Deere Capital Corp.	2.300%	9/16/19	2,500	2,544
John Deere Capital Corp.	1.700%	1/15/20	1,425	1,402
Joy Global Inc.	6.000%	11/15/16	1,185	1,283
Kennametal Inc.	2.650%	11/1/19	2,550	2,541
L-3 Communications Corp.	3.950%	11/15/16	4,425	4,586
L-3 Communications Corp.	1.500%	5/28/17	4,805	4,764
L-3 Communications Corp.	5.200%	10/15/19	6,050	6,710
Lockheed Martin Corp.	7.650%	5/1/16	4,756	5,136
Lockheed Martin Corp.	2.125%	9/15/16	7,845	7,996
Lockheed Martin Corp.	4.250%	11/15/19	4,250	4,634
Martin Marietta Materials Inc.	6.600%	4/15/18	3,050	3,459
Mohawk Industries Inc.	6.125%	1/15/16	4,974	5,188
Northrop Grumman Corp.	1.750%	6/1/18	7,175	7,182
Northrop Grumman Corp.	5.050%	8/1/19	1,175	1,309
Owens Corning	6.500%	12/1/16	197	212
Owens Corning	9.000%	6/15/19	62	75
Parker Hannifin Corp.	5.500%	5/15/18	2,800	3,128
Pentair Finance SA	1.875%	9/15/17	2,770	2,774
Pentair Finance SA	2.650%	12/1/19	500	499
Precision Castparts Corp.	1.250%	1/15/18	10,465	10,389
Raytheon Co.	6.400%	12/15/18	3,066	3,593
Raytheon Co.	4.400%	2/15/20	2,550	2,804
Republic Services Inc.	3.800%	5/15/18	5,721	6,044
Republic Services Inc.	5.500%	9/15/19	4,775	5,402
Rockwell Automation Inc.	5.650%	12/1/17	500	554
Rockwell Collins Inc.	5.250%	7/15/19	650	732
Roper Industries Inc.	1.850%	11/15/17	3,825	3,842
Roper Industries Inc.	2.050%	10/1/18	7,228	7,240
Roper Industries Inc.	6.250%	9/1/19	1,100	1,276
2 Stanley Black & Decker Inc.	5.750%	12/15/53	2,500	2,719
Textron Inc.	4.625%	9/21/16	2,000	2,107
Textron Inc.	5.600%	12/1/17	2,275	2,486
Textron Inc.	7.250%	10/1/19	1,250	1,485
Tyco International Finance SA	8.500%	1/15/19	2,000	2,435
United Technologies Corp.	1.800%	6/1/17	13,850	14,133
United Technologies Corp.	5.375%	12/15/17	7,067	7,859
United Technologies Corp.	6.125%	2/1/19	5,325	6,212
Waste Management Inc.	2.600%	9/1/16	5,021	5,135
Waste Management Inc.	6.100%	3/15/18	4,850	5,478
Xylem Inc.	3.550%	9/20/16	3,780	3,914

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Communication (7.0%)
21st Century Fox America Inc.	7.250%	5/18/18	500	584
21st Century Fox America Inc.	8.250%	8/10/18	3,275	3,964
21st Century Fox America Inc.	6.900%	3/1/19	5,825	6,902
America Movil SAB de CV	2.375%	9/8/16	10,625	10,844
America Movil SAB de CV	5.625%	11/15/17	3,525	3,870
America Movil SAB de CV	5.000%	10/16/19	7,025	7,851
American Tower Corp.	7.000%	10/15/17	4,706	5,309
American Tower Corp.	4.500%	1/15/18	6,590	7,027
American Tower Corp.	3.400%	2/15/19	6,675	6,831
AT&T Inc.	2.950%	5/15/16	13,272	13,560
AT&T Inc.	2.400%	8/15/16	10,700	10,878
AT&T Inc.	1.600%	2/15/17	8,100	8,119
AT&T Inc.	1.700%	6/1/17	7,261	7,284
AT&T Inc.	1.400%	12/1/17	12,600	12,496
AT&T Inc.	5.500%	2/1/18	19,315	21,238
AT&T Inc.	5.600%	5/15/18	4,750	5,280
AT&T Inc.	2.375%	11/27/18	11,106	11,191
AT&T Inc.	5.800%	2/15/19	12,700	14,357
AT&T Inc.	2.300%	3/11/19	12,825	12,849
British Telecommunications plc	1.625%	6/28/16	2,976	2,998
British Telecommunications plc	1.250%	2/14/17	3,265	3,262
British Telecommunications plc	5.950%	1/15/18	7,790	8,696
British Telecommunications plc	2.350%	2/14/19	6,925	7,006
CBS Corp.	1.950%	7/1/17	4,325	4,365
CBS Corp.	4.625%	5/15/18	1,025	1,105
CBS Corp.	2.300%	8/15/19	4,500	4,473
CC Holdings GS V LLC / Crown Castle GS III Corp.	2.381%	12/15/17	8,175	8,261
Comcast Cable Communications LLC	8.875%	5/1/17	3,600	4,190
Comcast Corp.	5.900%	3/15/16	8,950	9,432
Comcast Corp.	4.950%	6/15/16	6,775	7,146
Comcast Corp.	6.500%	1/15/17	7,499	8,263
Comcast Corp.	6.300%	11/15/17	3,725	4,219
Comcast Corp.	5.875%	2/15/18	7,140	8,059
Comcast Corp.	5.700%	5/15/18	9,875	11,138
Comcast Corp.	5.700%	7/1/19	3,990	4,616
COX Communications Inc.	5.500%	10/1/15	2,825	2,904
Deutsche Telekom International Finance BV	5.750%	3/23/16	12,950	13,582
Deutsche Telekom International Finance BV	6.750%	8/20/18	3,400	3,949
Deutsche Telekom International Finance BV	6.000%	7/8/19	3,525	4,065
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.500%	3/1/16	10,475	10,733
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	2.400%	3/15/17	12,440	12,666
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	1.750%	1/15/18	4,700	4,688
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.875%	10/1/19	5,343	6,122
Discovery Communications LLC	5.625%	8/15/19	3,035	3,447
Embarq Corp.	7.082%	6/1/16	11,000	11,787
Graham Holdings Co.	7.250%	2/1/19	2,175	2,412
Grupo Televisa SAB	6.000%	5/15/18	2,350	2,625
Historic TW Inc.	6.875%	6/15/18	6,514	7,558
Interpublic Group of Cos. Inc.	2.250%	11/15/17	1,800	1,812
McGraw Hill Financial Inc.	5.900%	11/15/17	1,977	2,168

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Moody’s Corp.	2.750%	7/15/19	4,325	4,389
NBCUniversal Media LLC	2.875%	4/1/16	6,151	6,298
Nippon Telegraph & Telephone Corp.	1.400%	7/18/17	5,225	5,232
Omnicom Group Inc.	5.900%	4/15/16	13,710	14,446
Omnicom Group Inc.	6.250%	7/15/19	2,275	2,644
Orange SA	2.750%	9/14/16	4,300	4,408
Orange SA	2.750%	2/6/19	7,650	7,898
Orange SA	5.375%	7/8/19	7,030	7,984
Qwest Corp.	8.375%	5/1/16	1,925	2,053
Qwest Corp.	6.500%	6/1/17	2,250	2,455
Reed Elsevier Capital Inc.	8.625%	1/15/19	850	1,046
Rogers Communications Inc.	6.800%	8/15/18	11,775	13,683
Scripps Networks Interactive Inc.	2.700%	12/15/16	3,625	3,732
Scripps Networks Interactive Inc.	2.750%	11/15/19	3,375	3,427
Telefonica Emisiones SAU	6.421%	6/20/16	9,776	10,435
Telefonica Emisiones SAU	6.221%	7/3/17	2,250	2,492
Telefonica Emisiones SAU	3.192%	4/27/18	10,940	11,408
Telefonica Emisiones SAU	5.877%	7/15/19	1,850	2,142
Telefonos de Mexico SAB de CV	5.500%	11/15/19	1,250	1,408
Thomson Reuters Corp.	1.300%	2/23/17	4,050	4,050
Thomson Reuters Corp.	1.650%	9/29/17	2,525	2,525
Thomson Reuters Corp.	6.500%	7/15/18	8,850	10,111
Thomson Reuters Corp.	4.700%	10/15/19	4,575	5,038
Time Warner Cable Inc.	5.850%	5/1/17	8,750	9,538
Time Warner Cable Inc.	6.750%	7/1/18	15,156	17,413
Time Warner Cable Inc.	8.750%	2/14/19	16,775	20,717
Time Warner Cable Inc.	8.250%	4/1/19	10,550	12,885
Time Warner Cable Inc.	5.000%	2/1/20	11,575	12,869
Time Warner Cos. Inc.	7.250%	10/15/17	468	538
Time Warner Inc.	5.875%	11/15/16	6,450	6,967
Time Warner Inc.	2.100%	6/1/19	3,650	3,665
Verizon Communications Inc.	2.500%	9/15/16	8,517	8,705
Verizon Communications Inc.	2.000%	11/1/16	8,972	9,107
Verizon Communications Inc.	1.350%	6/9/17	11,900	11,900
Verizon Communications Inc.	1.100%	11/1/17	5,000	4,955
Verizon Communications Inc.	5.500%	2/15/18	4,750	5,270
Verizon Communications Inc.	6.100%	4/15/18	7,482	8,435
Verizon Communications Inc.	3.650%	9/14/18	24,818	26,311
Verizon Communications Inc.	6.350%	4/1/19	18,550	21,549
Verizon Communications Inc.	2.550%	6/17/19	4,000	4,073
3 Verizon Communications Inc.	2.625%	2/21/20	14,848	14,989
Viacom Inc.	6.250%	4/30/16	3,050	3,236
Viacom Inc.	2.500%	12/15/16	3,500	3,579
Viacom Inc.	3.500%	4/1/17	2,775	2,890
Viacom Inc.	6.125%	10/5/17	4,800	5,328
Viacom Inc.	2.500%	9/1/18	4,655	4,741
Viacom Inc.	2.200%	4/1/19	4,100	4,073
Viacom Inc.	5.625%	9/15/19	2,500	2,822
Viacom Inc.	2.750%	12/15/19	3,100	3,134
Vodafone Group plc	5.625%	2/27/17	9,790	10,601
Vodafone Group plc	1.625%	3/20/17	4,625	4,658
Vodafone Group plc	1.250%	9/26/17	10,565	10,520
Vodafone Group plc	1.500%	2/19/18	5,350	5,328
Vodafone Group plc	4.625%	7/15/18	3,325	3,609
Vodafone Group plc	5.450%	6/10/19	9,620	10,903

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Walt Disney Co.	0.450%	12/1/15	2,200	2,201
Walt Disney Co.	1.350%	8/16/16	11,553	11,685
Walt Disney Co.	5.625%	9/15/16	4,514	4,860
Walt Disney Co.	1.125%	2/15/17	3,200	3,219
Walt Disney Co.	0.875%	5/30/17	2,550	2,550
Walt Disney Co.	6.000%	7/17/17	2,459	2,747
Walt Disney Co.	1.100%	12/1/17	9,495	9,498
Walt Disney Co.	5.875%	12/15/17	3,700	4,160
Walt Disney Co.	1.850%	5/30/19	2,050	2,063

Consumer Cyclical (6.4%)
3 Alibaba Group Holding Ltd.	1.625%	11/28/17	7,000	6,999
3 Alibaba Group Holding Ltd.	2.500%	11/28/19	15,850	15,780
Amazon.com Inc.	1.200%	11/29/17	7,300	7,273
Amazon.com Inc.	2.600%	12/5/19	12,500	12,757
American Honda Finance Corp.	1.125%	10/7/16	5,450	5,475
American Honda Finance Corp.	1.200%	7/14/17	1,900	1,903
American Honda Finance Corp.	1.550%	12/11/17	10,300	10,407
American Honda Finance Corp.	2.125%	10/10/18	8,050	8,177
American Honda Finance Corp.	2.250%	8/15/19	10,325	10,500
AutoNation Inc.	6.750%	4/15/18	2,325	2,613
AutoZone Inc.	1.300%	1/13/17	3,100	3,110
AutoZone Inc.	7.125%	8/1/18	1,325	1,542
Brinker International Inc.	2.600%	5/15/18	3,016	3,022
Carnival Corp.	1.875%	12/15/17	5,375	5,373
3 CDK Global Inc.	3.300%	10/15/19	1,500	1,514
Costco Wholesale Corp.	5.500%	3/15/17	7,150	7,815
Costco Wholesale Corp.	1.125%	12/15/17	8,100	8,119
Costco Wholesale Corp.	1.700%	12/15/19	7,800	7,764
Costco Wholesale Corp.	1.750%	2/15/20	3,400	3,387
CVS Health Corp.	6.125%	8/15/16	1,055	1,133
CVS Health Corp.	1.200%	12/5/16	5,300	5,332
CVS Health Corp.	5.750%	6/1/17	7,778	8,568
CVS Health Corp.	2.250%	12/5/18	12,907	13,183
CVS Health Corp.	2.250%	8/12/19	7,000	7,112
Darden Restaurants Inc.	6.450%	10/15/17	1,230	1,367
Dollar General Corp.	4.125%	7/15/17	4,000	4,196
Dollar General Corp.	1.875%	4/15/18	2,150	2,127
eBay Inc.	1.350%	7/15/17	4,550	4,535
eBay Inc.	2.200%	8/1/19	7,400	7,390
Expedia Inc.	7.456%	8/15/18	6,775	7,829
Ford Motor Co.	6.500%	8/1/18	50	57
Ford Motor Credit Co. LLC	4.207%	4/15/16	7,440	7,679
Ford Motor Credit Co. LLC	1.700%	5/9/16	5,882	5,916
Ford Motor Credit Co. LLC	3.984%	6/15/16	9,770	10,093
Ford Motor Credit Co. LLC	8.000%	12/15/16	11,725	13,052
Ford Motor Credit Co. LLC	4.250%	2/3/17	4,265	4,490
Ford Motor Credit Co. LLC	3.000%	6/12/17	14,760	15,250
Ford Motor Credit Co. LLC	6.625%	8/15/17	8,512	9,517
Ford Motor Credit Co. LLC	1.724%	12/6/17	5,200	5,205
Ford Motor Credit Co. LLC	2.145%	1/9/18	8,400	8,487
Ford Motor Credit Co. LLC	2.375%	1/16/18	14,521	14,753
Ford Motor Credit Co. LLC	5.000%	5/15/18	18,105	19,790
Ford Motor Credit Co. LLC	2.875%	10/1/18	8,880	9,153
Ford Motor Credit Co. LLC	2.375%	3/12/19	15,450	15,612

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Ford Motor Credit Co. LLC	2.597%	11/4/19	8,450	8,552
Ford Motor Credit Co. LLC	8.125%	1/15/20	8,350	10,470
Home Depot Inc.	5.400%	3/1/16	19,618	20,568
Home Depot Inc.	2.250%	9/10/18	7,565	7,795
Home Depot Inc.	2.000%	6/15/19	6,550	6,658
Hyatt Hotels Corp.	3.875%	8/15/16	400	414
Johnson Controls Inc.	2.600%	12/1/16	5,080	5,202
Johnson Controls Inc.	1.400%	11/2/17	800	796
Kohl’s Corp.	6.250%	12/15/17	3,500	3,902
Lowe’s Cos. Inc.	2.125%	4/15/16	6,725	6,823
Lowe’s Cos. Inc.	5.400%	10/15/16	1,000	1,072
Lowe’s Cos. Inc.	1.625%	4/15/17	8,125	8,236
Macy’s Retail Holdings Inc.	5.900%	12/1/16	4,508	4,883
Macy’s Retail Holdings Inc.	7.450%	7/15/17	3,180	3,599
Marriott International Inc.	6.200%	6/15/16	5,400	5,739
Marriott International Inc.	6.375%	6/15/17	2,180	2,407
Marriott International Inc.	3.000%	3/1/19	3,935	4,059
MasterCard Inc.	2.000%	4/1/19	5,275	5,358
McDonald’s Corp.	5.300%	3/15/17	3,775	4,092
McDonald’s Corp.	5.800%	10/15/17	3,520	3,937
McDonald’s Corp.	5.350%	3/1/18	6,615	7,363
McDonald’s Corp.	5.000%	2/1/19	2,935	3,284
McDonald’s Corp.	1.875%	5/29/19	2,250	2,260
Nordstrom Inc.	6.250%	1/15/18	5,667	6,395
PACCAR Financial Corp.	0.750%	5/16/16	3,000	3,006
PACCAR Financial Corp.	1.150%	8/16/16	4,200	4,232
PACCAR Financial Corp.	1.600%	3/15/17	2,107	2,130
PACCAR Financial Corp.	1.100%	6/6/17	1,300	1,300
PACCAR Financial Corp.	1.400%	11/17/17	2,200	2,208
PACCAR Financial Corp.	2.200%	9/15/19	1,850	1,870
QVC Inc.	3.125%	4/1/19	2,250	2,251
Ralph Lauren Corp.	2.125%	9/26/18	1,475	1,492
Staples Inc.	2.750%	1/12/18	2,925	2,917
Starbucks Corp.	0.875%	12/5/16	4,760	4,764
Starbucks Corp.	6.250%	8/15/17	3,675	4,117
Starbucks Corp.	2.000%	12/5/18	3,025	3,086
Starwood Hotels & Resorts Worldwide Inc.	6.750%	5/15/18	1,300	1,490
Target Corp.	5.875%	7/15/16	7,876	8,421
Target Corp.	5.375%	5/1/17	2,928	3,200
Target Corp.	6.000%	1/15/18	10,850	12,266
Target Corp.	2.300%	6/26/19	8,675	8,861
TJX Cos. Inc.	6.950%	4/15/19	4,775	5,687
Toyota Motor Credit Corp.	2.800%	1/11/16	1,515	1,544
Toyota Motor Credit Corp.	0.800%	5/17/16	1,422	1,425
Toyota Motor Credit Corp.	2.000%	9/15/16	9,059	9,234
Toyota Motor Credit Corp.	2.050%	1/12/17	4,525	4,625
Toyota Motor Credit Corp.	1.125%	5/16/17	6,575	6,607
Toyota Motor Credit Corp.	1.750%	5/22/17	11,425	11,615
Toyota Motor Credit Corp.	1.250%	10/5/17	9,400	9,427
Toyota Motor Credit Corp.	1.375%	1/10/18	5,044	5,063
Toyota Motor Credit Corp.	1.450%	1/12/18	8,500	8,564
Toyota Motor Credit Corp.	2.000%	10/24/18	7,980	8,121
Toyota Motor Credit Corp.	2.100%	1/17/19	12,654	12,866
Toyota Motor Credit Corp.	2.125%	7/18/19	6,100	6,198
Wal-Mart Stores Inc.	2.250%	7/8/15	3,725	3,749

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Wal-Mart Stores Inc.	0.600%	4/11/16	4,251	4,259
Wal-Mart Stores Inc.	2.800%	4/15/16	5,075	5,204
Wal-Mart Stores Inc.	5.375%	4/5/17	8,825	9,655
Wal-Mart Stores Inc.	5.800%	2/15/18	10,453	11,828
Wal-Mart Stores Inc.	1.125%	4/11/18	13,455	13,437
Wal-Mart Stores Inc.	1.950%	12/15/18	8,645	8,813
Wal-Mart Stores Inc.	4.125%	2/1/19	250	273
Walgreen Co.	1.800%	9/15/17	7,815	7,899
Walgreen Co.	5.250%	1/15/19	5,450	6,107
Walgreens Boots Alliance Inc.	1.750%	11/17/17	6,700	6,762
Walgreens Boots Alliance Inc.	2.700%	11/18/19	8,250	8,396
Western Union Co.	2.375%	12/10/15	150	152
Western Union Co.	5.930%	10/1/16	6,254	6,696
Western Union Co.	2.875%	12/10/17	965	989
Western Union Co.	3.650%	8/22/18	3,565	3,721
Wyndham Worldwide Corp.	6.000%	12/1/16	1,688	1,808
Wyndham Worldwide Corp.	2.950%	3/1/17	2,700	2,763
Wyndham Worldwide Corp.	2.500%	3/1/18	3,976	3,985
Yum! Brands Inc.	6.250%	4/15/16	5,419	5,720
Yum! Brands Inc.	6.250%	3/15/18	368	412
Yum! Brands Inc.	5.300%	9/15/19	900	997

Consumer Noncyclical (12.8%)
Abbott Laboratories	5.125%	4/1/19	2,440	2,743
Abbott Laboratories	4.125%	5/27/20	1,805	1,995
AbbVie Inc.	1.750%	11/6/17	25,630	25,832
AbbVie Inc.	2.000%	11/6/18	6,975	6,992
Actavis Funding SCS	1.300%	6/15/17	4,800	4,741
Actavis Funding SCS	2.450%	6/15/19	7,187	7,158
Actavis Inc.	1.875%	10/1/17	8,321	8,308
Actavis Inc.	6.125%	8/15/19	750	850
Allergan Inc.	5.750%	4/1/16	3,500	3,677
Allergan Inc.	1.350%	3/15/18	2,025	1,981
Altria Group Inc.	9.700%	11/10/18	12,172	15,404
Altria Group Inc.	9.250%	8/6/19	6,582	8,475
Altria Group Inc.	2.625%	1/14/20	9,250	9,386
AmerisourceBergen Corp.	1.150%	5/15/17	7,025	7,010
AmerisourceBergen Corp.	4.875%	11/15/19	2,150	2,400
Amgen Inc.	2.300%	6/15/16	5,600	5,692
Amgen Inc.	2.500%	11/15/16	6,513	6,669
Amgen Inc.	2.125%	5/15/17	10,119	10,306
Amgen Inc.	1.250%	5/22/17	6,625	6,622
Amgen Inc.	5.850%	6/1/17	4,762	5,239
Amgen Inc.	6.150%	6/1/18	3,845	4,375
Amgen Inc.	5.700%	2/1/19	2,886	3,283
Amgen Inc.	2.200%	5/22/19	14,895	14,972
Anheuser-Busch Cos. LLC	5.600%	3/1/17	1,486	1,617
Anheuser-Busch Cos. LLC	5.500%	1/15/18	6,667	7,430
Anheuser-Busch Cos. LLC	5.000%	3/1/19	1,080	1,201
Anheuser-Busch InBev Finance Inc.	1.125%	1/27/17	1,504	1,512
Anheuser-Busch InBev Finance Inc.	1.250%	1/17/18	11,775	11,778
Anheuser-Busch InBev Finance Inc.	2.150%	2/1/19	8,900	9,044
Anheuser-Busch InBev Worldwide Inc.	1.375%	7/15/17	18,425	18,556
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	15,985	19,352
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	8,572	10,342

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	17,450	20,060
Archer-Daniels-Midland Co.	8.375%	4/15/17	750	865
Archer-Daniels-Midland Co.	5.450%	3/15/18	4,775	5,342
AstraZeneca plc	5.900%	9/15/17	10,500	11,754
AstraZeneca plc	1.950%	9/18/19	7,692	7,762
Baxter International Inc.	5.900%	9/1/16	4,837	5,191
Baxter International Inc.	1.850%	1/15/17	2,200	2,231
Baxter International Inc.	5.375%	6/1/18	2,725	3,038
Baxter International Inc.	1.850%	6/15/18	8,300	8,345
Baxter International Inc.	4.500%	8/15/19	1,755	1,948
Beam Suntory Inc.	1.875%	5/15/17	1,125	1,133
Beam Suntory Inc.	1.750%	6/15/18	2,725	2,720
Becton Dickinson & Co.	1.750%	11/8/16	2,875	2,906
Becton Dickinson & Co.	1.800%	12/15/17	11,105	11,199
Becton Dickinson & Co.	5.000%	5/15/19	2,850	3,173
Becton Dickinson & Co.	2.675%	12/15/19	9,800	10,023
Biogen Idec Inc.	6.875%	3/1/18	5,372	6,188
Boston Scientific Corp.	6.400%	6/15/16	2,675	2,847
Boston Scientific Corp.	5.125%	1/12/17	1,650	1,757
Boston Scientific Corp.	2.650%	10/1/18	9,700	9,829
Boston Scientific Corp.	6.000%	1/15/20	2,950	3,382
Bottling Group LLC	5.500%	4/1/16	2,891	3,044
Bottling Group LLC	5.125%	1/15/19	8,535	9,603
Bristol-Myers Squibb Co.	0.875%	8/1/17	5,800	5,773
Bristol-Myers Squibb Co.	1.750%	3/1/19	3,150	3,150
Brown-Forman Corp.	1.000%	1/15/18	2,150	2,124
Bunge Ltd. Finance Corp.	4.100%	3/15/16	3,112	3,200
Bunge Ltd. Finance Corp.	3.200%	6/15/17	5,165	5,306
Bunge Ltd. Finance Corp.	8.500%	6/15/19	2,350	2,873
Campbell Soup Co.	3.050%	7/15/17	2,295	2,381
Campbell Soup Co.	4.500%	2/15/19	1,100	1,193
Cardinal Health Inc.	1.900%	6/15/17	3,900	3,948
Cardinal Health Inc.	1.700%	3/15/18	6,160	6,158
CareFusion Corp.	1.450%	5/15/17	6,650	6,649
CareFusion Corp.	6.375%	8/1/19	2,750	3,202
Catholic Health Initiatives Colorado GO	1.600%	11/1/17	1,200	1,197
Celgene Corp.	1.900%	8/15/17	2,100	2,126
Celgene Corp.	2.300%	8/15/18	5,175	5,249
Celgene Corp.	2.250%	5/15/19	4,350	4,371
Church & Dwight Co. Inc.	2.450%	12/15/19	3,375	3,408
Clorox Co.	5.950%	10/15/17	4,806	5,352
Coca-Cola Co.	1.800%	9/1/16	11,725	11,937
Coca-Cola Co.	0.750%	11/1/16	450	451
Coca-Cola Co.	5.350%	11/15/17	5,206	5,797
Coca-Cola Co.	1.650%	3/14/18	3,541	3,587
Coca-Cola Co.	1.150%	4/1/18	14,413	14,357
Coca-Cola Co.	1.650%	11/1/18	14,745	14,923
Coca-Cola Co.	4.875%	3/15/19	2,800	3,148
Coca-Cola Enterprises Inc.	2.000%	8/19/16	500	507
Coca-Cola Femsa SAB de CV	2.375%	11/26/18	8,600	8,797
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	2,175	2,417
Coca-Cola HBC Finance BV	5.500%	9/17/15	1,250	1,276
Colgate-Palmolive Co.	1.300%	1/15/17	2,606	2,630
Colgate-Palmolive Co.	2.625%	5/1/17	625	648
Colgate-Palmolive Co.	0.900%	5/1/18	2,950	2,917

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Colgate-Palmolive Co.	1.500%	11/1/18	1,925	1,937
Colgate-Palmolive Co.	1.750%	3/15/19	7,400	7,446
ConAgra Foods Inc.	5.819%	6/15/17	1,526	1,669
ConAgra Foods Inc.	1.900%	1/25/18	12,850	12,832
Covidien International Finance SA	6.000%	10/15/17	8,875	9,924
CR Bard Inc.	1.375%	1/15/18	6,675	6,618
DENTSPLY International Inc.	2.750%	8/15/16	525	535
Diageo Capital plc	0.625%	4/29/16	4,500	4,496
Diageo Capital plc	5.500%	9/30/16	3,371	3,614
Diageo Capital plc	1.500%	5/11/17	11,923	12,026
Diageo Capital plc	5.750%	10/23/17	7,390	8,229
Diageo Capital plc	1.125%	4/29/18	5,613	5,554
Dignity Health	2.637%	11/1/19	1,700	1,720
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	6,670	7,691
Dr Pepper Snapple Group Inc.	2.600%	1/15/19	1,750	1,775
Dr Pepper Snapple Group Inc.	2.000%	1/15/20	500	495
Edwards Lifesciences Corp.	2.875%	10/15/18	3,300	3,387
Eli Lilly & Co.	5.200%	3/15/17	6,900	7,500
Eli Lilly & Co.	1.250%	3/1/18	4,000	3,994
Eli Lilly & Co.	1.950%	3/15/19	4,000	4,046
Express Scripts Holding Co.	3.125%	5/15/16	9,888	10,141
Express Scripts Holding Co.	2.650%	2/15/17	11,908	12,216
Express Scripts Holding Co.	2.250%	6/15/19	3,500	3,501
Express Scripts Holding Co.	7.250%	6/15/19	6,140	7,369
General Mills Inc.	5.700%	2/15/17	10,405	11,295
General Mills Inc.	1.400%	10/20/17	1,800	1,800
General Mills Inc.	5.650%	2/15/19	7,915	8,973
General Mills Inc.	2.200%	10/21/19	4,500	4,516
Gilead Sciences Inc.	3.050%	12/1/16	5,690	5,895
Gilead Sciences Inc.	2.050%	4/1/19	5,982	6,038
Gilead Sciences Inc.	2.350%	2/1/20	1,400	1,426
GlaxoSmithKline Capital Inc.	0.700%	3/18/16	8,001	8,018
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	17,570	19,855
GlaxoSmithKline Capital plc	1.500%	5/8/17	15,776	15,946
Hasbro Inc.	6.300%	9/15/17	1,975	2,191
Hershey Co.	5.450%	9/1/16	1,400	1,498
Hershey Co.	1.500%	11/1/16	4,350	4,410
Hillshire Brands Co.	2.750%	9/15/15	1,125	1,132
Johnson & Johnson	2.150%	5/15/16	3,588	3,663
Johnson & Johnson	5.550%	8/15/17	4,400	4,892
Johnson & Johnson	1.125%	11/21/17	3,000	3,008
Johnson & Johnson	5.150%	7/15/18	7,452	8,399
1 Johnson & Johnson	1.650%	12/5/18	4,750	4,818
Johnson & Johnson	1.875%	12/5/19	3,975	4,026
Kellogg Co.	4.450%	5/30/16	5,375	5,614
Kellogg Co.	1.875%	11/17/16	5,100	5,177
Kellogg Co.	1.750%	5/17/17	2,775	2,800
Kellogg Co.	3.250%	5/21/18	450	470
Kellogg Co.	4.150%	11/15/19	3,225	3,471
Kimberly-Clark Corp.	6.125%	8/1/17	9,671	10,831
Kimberly-Clark Corp.	6.250%	7/15/18	1,478	1,705
Kimberly-Clark Corp.	7.500%	11/1/18	3,375	4,081
Kimberly-Clark Corp.	1.900%	5/22/19	1,000	1,005
Koninklijke Philips NV	5.750%	3/11/18	8,850	9,868
Kraft Foods Group Inc.	2.250%	6/5/17	7,999	8,146

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Kraft Foods Group Inc.	6.125%	8/23/18	6,525	7,411
Kraft Foods Group Inc.	5.375%	2/10/20	6,454	7,297
Kroger Co.	2.200%	1/15/17	4,380	4,465
Kroger Co.	6.400%	8/15/17	6,906	7,706
Kroger Co.	6.800%	12/15/18	425	498
Kroger Co.	2.300%	1/15/19	6,525	6,592
Kroger Co.	6.150%	1/15/20	3,125	3,644
Laboratory Corp. of America Holdings	3.125%	5/15/16	100	102
Laboratory Corp. of America Holdings	2.200%	8/23/17	5,300	5,370
Laboratory Corp. of America Holdings	2.625%	2/1/20	4,400	4,417
Life Technologies Corp.	3.500%	1/15/16	700	715
Lorillard Tobacco Co.	3.500%	8/4/16	5,579	5,746
Lorillard Tobacco Co.	2.300%	8/21/17	2,515	2,545
Lorillard Tobacco Co.	8.125%	6/23/19	3,842	4,683
Mattel Inc.	2.500%	11/1/16	1,655	1,682
Mattel Inc.	2.350%	5/6/19	5,850	5,854
McKesson Corp.	0.950%	12/4/15	1,193	1,195
McKesson Corp.	3.250%	3/1/16	6,552	6,703
McKesson Corp.	5.700%	3/1/17	2,060	2,237
McKesson Corp.	1.400%	3/15/18	2,100	2,087
McKesson Corp.	7.500%	2/15/19	4,200	5,030
McKesson Corp.	2.284%	3/15/19	8,750	8,818
Mead Johnson Nutrition Co.	4.900%	11/1/19	4,350	4,820
Medco Health Solutions Inc.	7.125%	3/15/18	9,045	10,445
Medtronic Inc.	2.625%	3/15/16	5,300	5,412
3 Medtronic Inc.	1.500%	3/15/18	2,400	2,404
Medtronic Inc.	1.375%	4/1/18	11,400	11,385
Medtronic Inc.	5.600%	3/15/19	2,727	3,122
Merck & Co. Inc.	1.100%	1/31/18	10,476	10,428
Merck & Co. Inc.	1.300%	5/18/18	10,890	10,876
Merck & Co. Inc.	1.850%	2/10/20	2,500	2,490
Merck Sharp & Dohme Corp.	5.000%	6/30/19	10,475	11,867
Molson Coors Brewing Co.	2.000%	5/1/17	1,100	1,113
Mondelez International Inc.	6.500%	8/11/17	8,657	9,693
Mondelez International Inc.	6.125%	2/1/18	8,325	9,417
Mondelez International Inc.	6.125%	8/23/18	1,800	2,044
Mondelez International Inc.	2.250%	2/1/19	5,560	5,585
Mondelez International Inc.	5.375%	2/10/20	7,101	8,074
Mylan Inc.	1.800%	6/24/16	5,920	5,959
Mylan Inc.	1.350%	11/29/16	1,980	1,977
Mylan Inc.	2.600%	6/24/18	6,225	6,330
Mylan Inc.	2.550%	3/28/19	4,657	4,675
Newell Rubbermaid Inc.	2.050%	12/1/17	2,700	2,713
Newell Rubbermaid Inc.	2.875%	12/1/19	5,200	5,265
Novant Health Inc.	5.850%	11/1/19	1,300	1,510
Novartis Securities Investment Ltd.	5.125%	2/10/19	23,070	26,034
PepsiAmericas Inc.	5.000%	5/15/17	750	814
PepsiCo Inc.	2.500%	5/10/16	10,473	10,705
PepsiCo Inc.	0.950%	2/22/17	1,300	1,301
PepsiCo Inc.	1.250%	8/13/17	9,917	9,977
PepsiCo Inc.	5.000%	6/1/18	13,356	14,838
PepsiCo Inc.	7.900%	11/1/18	10,664	12,965
PepsiCo Inc.	2.250%	1/7/19	3,275	3,351
PepsiCo Inc.	4.500%	1/15/20	7,900	8,830
Perrigo Co. plc	2.300%	11/8/18	9,325	9,421

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Pfizer Inc.	0.900%	1/15/17	3,650	3,660
Pfizer Inc.	1.100%	5/15/17	6,500	6,528
Pfizer Inc.	1.500%	6/15/18	11,397	11,470
Pfizer Inc.	6.200%	3/15/19	20,907	24,378
Pfizer Inc.	2.100%	5/15/19	14,775	14,988
Pharmacia Corp.	6.500%	12/1/18	1,340	1,567
Philip Morris International Inc.	2.500%	5/16/16	11,789	12,052
Philip Morris International Inc.	1.625%	3/20/17	7,600	7,712
Philip Morris International Inc.	1.125%	8/21/17	7,414	7,421
Philip Morris International Inc.	1.250%	11/9/17	600	602
Philip Morris International Inc.	5.650%	5/16/18	6,825	7,718
Philip Morris International Inc.	1.875%	1/15/19	11,425	11,495
Procter & Gamble Co.	1.450%	8/15/16	8,423	8,525
Procter & Gamble Co.	1.600%	11/15/18	3,600	3,631
Procter & Gamble Co.	4.700%	2/15/19	11,385	12,669
Procter & Gamble Co.	1.900%	11/1/19	5,600	5,652
Quest Diagnostics Inc.	3.200%	4/1/16	2,100	2,148
Quest Diagnostics Inc.	6.400%	7/1/17	1,725	1,917
Quest Diagnostics Inc.	2.700%	4/1/19	2,000	2,028
Quest Diagnostics Inc.	4.750%	1/30/20	3,375	3,689
Reynolds American Inc.	6.750%	6/15/17	4,850	5,389
Reynolds American Inc.	7.750%	6/1/18	1,350	1,574
Sanofi	2.625%	3/29/16	12,546	12,827
Sanofi	1.250%	4/10/18	8,114	8,104
St. Jude Medical Inc.	2.500%	1/15/16	8,037	8,164
Stryker Corp.	2.000%	9/30/16	4,077	4,150
Stryker Corp.	1.300%	4/1/18	5,050	5,012
Stryker Corp.	4.375%	1/15/20	3,900	4,255
Sysco Corp.	1.450%	10/2/17	2,250	2,265
Sysco Corp.	5.250%	2/12/18	4,373	4,853
Sysco Corp.	5.375%	3/17/19	150	171
Sysco Corp.	2.350%	10/2/19	8,025	8,140
Teva Pharmaceutical Finance Co. BV	2.400%	11/10/16	5,993	6,135
Thermo Fisher Scientific Inc.	3.200%	3/1/16	6,285	6,426
Thermo Fisher Scientific Inc.	2.250%	8/15/16	8,122	8,265
Thermo Fisher Scientific Inc.	1.300%	2/1/17	5,474	5,477
Thermo Fisher Scientific Inc.	1.850%	1/15/18	4,762	4,767
Thermo Fisher Scientific Inc.	2.400%	2/1/19	5,245	5,305
Tyson Foods Inc.	6.600%	4/1/16	8,681	9,190
Tyson Foods Inc.	2.650%	8/15/19	7,000	7,135
Unilever Capital Corp.	0.850%	8/2/17	3,575	3,557
Unilever Capital Corp.	4.800%	2/15/19	6,375	7,109
Unilever Capital Corp.	2.200%	3/6/19	4,920	5,017
Whirlpool Corp.	1.350%	3/1/17	2,150	2,154
Whirlpool Corp.	2.400%	3/1/19	7,595	7,652
Wyeth LLC	5.450%	4/1/17	6,445	7,045
Zimmer Holdings Inc.	4.625%	11/30/19	3,175	3,491
Zoetis Inc.	1.875%	2/1/18	3,025	3,023

Energy (9.0%)
Anadarko Petroleum Corp.	5.950%	9/15/16	13,405	14,336
Anadarko Petroleum Corp.	6.375%	9/15/17	13,775	15,419
Anadarko Petroleum Corp.	8.700%	3/15/19	4,495	5,499
Anadarko Petroleum Corp.	6.950%	6/15/19	700	821
Apache Corp.	5.625%	1/15/17	4,100	4,419

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Apache Corp.	1.750%	4/15/17	4,763	4,804
Apache Corp.	6.900%	9/15/18	1,775	2,056
Baker Hughes Inc.	7.500%	11/15/18	5,125	6,118
Boardwalk Pipelines LP	5.500%	2/1/17	2,200	2,302
Boardwalk Pipelines LP	5.750%	9/15/19	3,105	3,345
BP Capital Markets plc	3.200%	3/11/16	10,130	10,388
BP Capital Markets plc	2.248%	11/1/16	5,190	5,299
BP Capital Markets plc	1.846%	5/5/17	10,007	10,145
BP Capital Markets plc	1.375%	11/6/17	7,900	7,899
BP Capital Markets plc	1.674%	2/13/18	6,250	6,263
BP Capital Markets plc	1.375%	5/10/18	10,230	10,143
BP Capital Markets plc	2.241%	9/26/18	9,200	9,336
BP Capital Markets plc	4.750%	3/10/19	6,465	7,132
BP Capital Markets plc	2.237%	5/10/19	6,975	7,027
BP Capital Markets plc	2.521%	1/15/20	6,325	6,418
BP Capital Markets plc	2.315%	2/13/20	6,500	6,519
Buckeye Partners LP	6.050%	1/15/18	2,525	2,759
Buckeye Partners LP	2.650%	11/15/18	3,078	3,069
Cameron International Corp.	1.150%	12/15/16	2,100	2,080
Cameron International Corp.	6.375%	7/15/18	4,350	4,867
Canadian Natural Resources Ltd.	5.700%	5/15/17	10,314	11,201
Canadian Natural Resources Ltd.	1.750%	1/15/18	4,725	4,682
Canadian Natural Resources Ltd.	5.900%	2/1/18	1,775	1,961
Cenovus Energy Inc.	5.700%	10/15/19	8,350	9,288
CenterPoint Energy Resources Corp.	6.150%	5/1/16	1,935	2,048
CenterPoint Energy Resources Corp.	6.125%	11/1/17	900	1,005
CenterPoint Energy Resources Corp.	6.000%	5/15/18	6,200	7,009
Chevron Corp.	0.889%	6/24/16	6,200	6,226
Chevron Corp.	1.345%	11/15/17	6,250	6,291
Chevron Corp.	1.104%	12/5/17	11,385	11,384
Chevron Corp.	1.365%	3/2/18	12,000	12,005
Chevron Corp.	1.718%	6/24/18	19,675	19,857
Chevron Corp.	4.950%	3/3/19	10,121	11,391
Chevron Corp.	2.193%	11/15/19	4,275	4,342
Chevron Corp.	1.961%	3/3/20	6,300	6,303
ConocoPhillips	5.200%	5/15/18	3,325	3,695
ConocoPhillips	6.650%	7/15/18	2,489	2,883
ConocoPhillips	5.750%	2/1/19	14,044	16,087
ConocoPhillips	6.000%	1/15/20	6,756	7,906
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	9,550	10,272
ConocoPhillips Co.	1.050%	12/15/17	7,600	7,563
DCP Midstream Operating LP	2.500%	12/1/17	6,755	6,563
DCP Midstream Operating LP	2.700%	4/1/19	3,805	3,596
Devon Energy Corp.	2.250%	12/15/18	7,925	8,023
Devon Energy Corp.	6.300%	1/15/19	4,465	5,152
Diamond Offshore Drilling Inc.	5.875%	5/1/19	3,075	3,412
Dominion Gas Holdings LLC	2.500%	12/15/19	5,600	5,693
El Paso Natural Gas Co. LLC	5.950%	4/15/17	4,050	4,382
3 Enable Midstream Partners LP	2.400%	5/15/19	3,700	3,616
Enbridge Energy Partners LP	5.875%	12/15/16	2,134	2,300
Enbridge Energy Partners LP	6.500%	4/15/18	5,051	5,657
Enbridge Energy Partners LP	9.875%	3/1/19	1,325	1,677
Enbridge Inc.	5.600%	4/1/17	2,653	2,859
Encana Corp.	5.900%	12/1/17	4,685	5,122
Encana Corp.	6.500%	5/15/19	2,600	2,951

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Energy Transfer Partners LP	6.125%	2/15/17	5,850	6,301
Energy Transfer Partners LP	6.700%	7/1/18	8,025	9,121
Energy Transfer Partners LP	9.700%	3/15/19	2,000	2,503
Energy Transfer Partners LP	9.000%	4/15/19	1,425	1,731
EnLink Midstream Partners LP	2.700%	4/1/19	2,775	2,765
Ensco plc	3.250%	3/15/16	10,263	10,438
Enterprise Products Operating LLC	6.300%	9/15/17	4,769	5,343
Enterprise Products Operating LLC	6.650%	4/15/18	2,669	3,048
Enterprise Products Operating LLC	6.500%	1/31/19	6,100	7,019
Enterprise Products Operating LLC	2.550%	10/15/19	4,250	4,298
Enterprise Products Operating LLC	5.250%	1/31/20	5,475	6,181
2 Enterprise Products Operating LLC	8.375%	8/1/66	4,600	4,853
2 Enterprise Products Operating LLC	7.034%	1/15/68	6,601	7,187
EOG Resources Inc.	5.875%	9/15/17	3,005	3,331
EOG Resources Inc.	6.875%	10/1/18	1,675	1,963
EOG Resources Inc.	5.625%	6/1/19	6,627	7,529
EQT Corp.	6.500%	4/1/18	3,543	3,918
EQT Corp.	8.125%	6/1/19	4,525	5,418
Exxon Mobil Corp.	1.819%	3/15/19	10,273	10,445
FMC Technologies Inc.	2.000%	10/1/17	2,240	2,222
Halliburton Co.	1.000%	8/1/16	1,000	1,003
Halliburton Co.	2.000%	8/1/18	1,750	1,764
Halliburton Co.	5.900%	9/15/18	4,775	5,407
Halliburton Co.	6.150%	9/15/19	6,375	7,470
Hess Corp.	1.300%	6/15/17	2,000	1,974
Hess Corp.	8.125%	2/15/19	5,388	6,455
Husky Energy Inc.	6.150%	6/15/19	510	568
Husky Energy Inc.	7.250%	12/15/19	7,270	8,619
Kinder Morgan Energy Partners LP	3.500%	3/1/16	3,350	3,427
Kinder Morgan Energy Partners LP	6.000%	2/1/17	4,027	4,344
Kinder Morgan Energy Partners LP	5.950%	2/15/18	10,100	11,123
Kinder Morgan Energy Partners LP	2.650%	2/1/19	525	526
Kinder Morgan Energy Partners LP	9.000%	2/1/19	2,400	2,939
Kinder Morgan Energy Partners LP	6.850%	2/15/20	5,125	6,002
Kinder Morgan Inc.	7.000%	6/15/17	9,200	10,231
Kinder Morgan Inc.	2.000%	12/1/17	3,250	3,262
Kinder Morgan Inc.	3.050%	12/1/19	17,775	17,985
Magellan Midstream Partners LP	5.650%	10/15/16	1,525	1,633
Magellan Midstream Partners LP	6.550%	7/15/19	3,696	4,344
Marathon Oil Corp.	6.000%	10/1/17	2,825	3,140
Marathon Oil Corp.	5.900%	3/15/18	9,302	10,306
Marathon Petroleum Corp.	3.500%	3/1/16	2,700	2,762
Murphy Oil Corp.	2.500%	12/1/17	4,600	4,558
Nabors Industries Inc.	2.350%	9/15/16	1,500	1,504
Nabors Industries Inc.	6.150%	2/15/18	5,750	6,033
Nabors Industries Inc.	9.250%	1/15/19	1,550	1,755
National Oilwell Varco Inc.	1.350%	12/1/17	3,060	3,045
NiSource Finance Corp.	5.250%	9/15/17	5,155	5,636
NiSource Finance Corp.	6.400%	3/15/18	9,675	11,019
NiSource Finance Corp.	6.800%	1/15/19	2,675	3,151
Noble Energy Inc.	8.250%	3/1/19	8,000	9,635
Noble Holding International Ltd.	3.050%	3/1/16	4,150	4,187
Noble Holding International Ltd.	2.500%	3/15/17	675	662
Occidental Petroleum Corp.	4.125%	6/1/16	4,450	4,636
Occidental Petroleum Corp.	1.750%	2/15/17	9,974	10,107

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Occidental Petroleum Corp.	1.500%	2/15/18	4,860	4,864
ONEOK Partners LP	6.150%	10/1/16	2,450	2,623
ONEOK Partners LP	2.000%	10/1/17	3,775	3,766
ONEOK Partners LP	3.200%	9/15/18	1,950	1,989
ONEOK Partners LP	8.625%	3/1/19	4,075	4,883
Panhandle Eastern Pipe Line Co. LP	6.200%	11/1/17	1,561	1,722
Panhandle Eastern Pipe Line Co. LP	7.000%	6/15/18	2,575	2,928
Petro-Canada	6.050%	5/15/18	3,436	3,869
Phillips 66	2.950%	5/1/17	14,815	15,344
Phillips 66 Partners LP	2.646%	2/15/20	2,025	2,037
Pioneer Natural Resources Co.	5.875%	7/15/16	5,456	5,777
Pioneer Natural Resources Co.	6.650%	3/15/17	2,345	2,559
Pioneer Natural Resources Co.	6.875%	5/1/18	4,125	4,651
Pioneer Natural Resources Co.	7.500%	1/15/20	2,125	2,528
Plains All American Pipeline LP / PAA Finance
Corp.	6.125%	1/15/17	2,370	2,570
Plains All American Pipeline LP / PAA Finance
Corp.	6.500%	5/1/18	5,450	6,202
Plains All American Pipeline LP / PAA Finance
Corp.	8.750%	5/1/19	2,640	3,308
Plains All American Pipeline LP / PAA Finance
Corp.	5.750%	1/15/20	5,640	6,432
Pride International Inc.	8.500%	6/15/19	3,125	3,721
Questar Corp.	2.750%	2/1/16	275	280
Rowan Cos. Inc.	5.000%	9/1/17	1,700	1,750
Rowan Cos. Inc.	7.875%	8/1/19	7,125	7,955
Shell International Finance BV	0.900%	11/15/16	1,650	1,652
Shell International Finance BV	5.200%	3/22/17	6,200	6,734
Shell International Finance BV	1.125%	8/21/17	10,595	10,612
Shell International Finance BV	1.900%	8/10/18	7,950	8,078
Shell International Finance BV	2.000%	11/15/18	15,025	15,284
Shell International Finance BV	4.300%	9/22/19	12,775	14,130
3 Southern Natural Gas Co. LLC	5.900%	4/1/17	2,858	3,088
Southwestern Energy Co.	3.300%	1/23/18	1,725	1,752
Southwestern Energy Co.	7.500%	2/1/18	4,606	5,188
Southwestern Energy Co.	4.050%	1/23/20	5,375	5,506
Spectra Energy Capital LLC	6.200%	4/15/18	1,607	1,788
Spectra Energy Capital LLC	8.000%	10/1/19	3,325	4,053
Spectra Energy Partners LP	2.950%	9/25/18	9,698	9,999
Suncor Energy Inc.	6.100%	6/1/18	11,581	13,118
Sunoco Inc.	5.750%	1/15/17	1,100	1,178
Sunoco Logistics Partners Operations LP	5.500%	2/15/20	1,200	1,335
Talisman Energy Inc.	7.750%	6/1/19	5,000	5,794
Tennessee Gas Pipeline Co. LLC	7.500%	4/1/17	3,275	3,643
Texas Gas Transmission LLC	4.600%	6/1/15	175	176
Total Capital Canada Ltd.	1.450%	1/15/18	7,579	7,613
Total Capital International SA	1.000%	8/12/16	2,100	2,106
Total Capital International SA	1.500%	2/17/17	9,075	9,147
Total Capital International SA	1.550%	6/28/17	8,501	8,576
Total Capital International SA	2.125%	1/10/19	7,334	7,436
Total Capital International SA	2.100%	6/19/19	5,650	5,704
Total Capital SA	2.300%	3/15/16	9,350	9,513
Total Capital SA	2.125%	8/10/18	10,965	11,168
TransCanada PipeLines Ltd.	1.875%	1/12/18	2,750	2,770
TransCanada PipeLines Ltd.	6.500%	8/15/18	5,317	6,120

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
TransCanada PipeLines Ltd.	7.125%	1/15/19	2,392	2,826
2 TransCanada PipeLines Ltd.	6.350%	5/15/67	6,375	6,145
Transcontinental Gas Pipe Line Co. LLC	6.050%	6/15/18	1,375	1,545
Transocean Inc.	4.950%	11/15/15	2,806	2,841
Transocean Inc.	5.050%	12/15/16	8,250	8,260
Transocean Inc.	2.500%	10/15/17	3,740	3,422
Transocean Inc.	6.000%	3/15/18	9,814	9,495
Valero Energy Corp.	6.125%	6/15/17	4,800	5,296
Valero Energy Corp.	9.375%	3/15/19	4,948	6,158
Valero Energy Corp.	6.125%	2/1/20	5,530	6,345
Weatherford International LLC	6.350%	6/15/17	6,000	6,258
Weatherford International Ltd.	6.000%	3/15/18	2,804	2,894
Weatherford International Ltd.	9.625%	3/1/19	5,757	6,478
Western Gas Partners LP	2.600%	8/15/18	3,650	3,689
Williams Partners LP/Williams Partners Finance
Corp.	7.250%	2/1/17	3,125	3,441
XTO Energy Inc.	6.250%	8/1/17	3,485	3,918
XTO Energy Inc.	5.500%	6/15/18	8,350	9,450
XTO Energy Inc.	6.500%	12/15/18	1,425	1,692

Other Industrial (0.0%)
Cintas Corp. No 2	6.125%	12/1/17	875	979
Yale University Connecticut GO	2.086%	4/15/19	1,400	1,413

Technology (6.0%)
Adobe Systems Inc.	4.750%	2/1/20	5,600	6,247
Altera Corp.	1.750%	5/15/17	6,575	6,618
Altera Corp.	2.500%	11/15/18	4,500	4,594
Amphenol Corp.	1.550%	9/15/17	2,075	2,080
Amphenol Corp.	2.550%	1/30/19	7,875	8,025
Analog Devices Inc.	3.000%	4/15/16	3,275	3,350
Apple Inc.	0.450%	5/3/16	11,715	11,719
Apple Inc.	1.050%	5/5/17	9,400	9,455
Apple Inc.	1.000%	5/3/18	31,468	31,205
Apple Inc.	2.100%	5/6/19	14,845	15,130
Apple Inc.	1.550%	2/7/20	7,000	6,914
Applied Materials Inc.	2.650%	6/15/16	3,050	3,119
Arrow Electronics Inc.	3.000%	3/1/18	3,000	3,074
Autodesk Inc.	1.950%	12/15/17	2,525	2,543
Avnet Inc.	6.625%	9/15/16	1,600	1,721
Baidu Inc.	2.250%	11/28/17	5,900	5,938
Baidu Inc.	3.250%	8/6/18	6,900	7,096
Baidu Inc.	2.750%	6/9/19	6,025	6,040
Broadcom Corp.	2.700%	11/1/18	3,377	3,467
CA Inc.	2.875%	8/15/18	1,850	1,895
CA Inc.	5.375%	12/1/19	4,925	5,531
Cisco Systems Inc.	1.100%	3/3/17	6,950	6,986
Cisco Systems Inc.	3.150%	3/14/17	3,750	3,926
Cisco Systems Inc.	4.950%	2/15/19	18,531	20,865
Cisco Systems Inc.	2.125%	3/1/19	15,600	15,896
Cisco Systems Inc.	4.450%	1/15/20	19,135	21,409
Computer Sciences Corp.	6.500%	3/15/18	5,450	6,057
Corning Inc.	1.450%	11/15/17	2,850	2,846
Corning Inc.	6.625%	5/15/19	3,155	3,707
Dun & Bradstreet Corp.	3.250%	12/1/17	2,100	2,170

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
EMC Corp.	1.875%	6/1/18	15,700	15,786
Equifax Inc.	6.300%	7/1/17	1,800	2,001
Fidelity National Information Services Inc.	1.450%	6/5/17	3,226	3,222
Fidelity National Information Services Inc.	2.000%	4/15/18	475	475
Fiserv Inc.	3.125%	6/15/16	7,254	7,446
Fiserv Inc.	6.800%	11/20/17	2,953	3,343
Google Inc.	2.125%	5/19/16	7,450	7,601
Harris Corp.	5.950%	12/1/17	1,675	1,866
Harris Corp.	6.375%	6/15/19	1,425	1,635
Hewlett-Packard Co.	2.650%	6/1/16	5,985	6,107
Hewlett-Packard Co.	3.000%	9/15/16	7,622	7,848
Hewlett-Packard Co.	3.300%	12/9/16	4,105	4,257
Hewlett-Packard Co.	5.400%	3/1/17	4,125	4,454
Hewlett-Packard Co.	2.600%	9/15/17	7,300	7,503
Hewlett-Packard Co.	5.500%	3/1/18	6,326	7,022
Hewlett-Packard Co.	2.750%	1/14/19	11,720	12,000
Intel Corp.	1.950%	10/1/16	11,100	11,330
Intel Corp.	1.350%	12/15/17	23,393	23,521
International Business Machines Corp.	0.450%	5/6/16	6,975	6,974
International Business Machines Corp.	1.950%	7/22/16	18,355	18,712
International Business Machines Corp.	1.250%	2/6/17	6,225	6,277
International Business Machines Corp.	5.700%	9/14/17	18,921	21,101
International Business Machines Corp.	1.125%	2/6/18	12,000	11,954
International Business Machines Corp.	1.250%	2/8/18	10,925	10,909
International Business Machines Corp.	7.625%	10/15/18	10,204	12,326
International Business Machines Corp.	1.950%	2/12/19	2,000	2,027
International Business Machines Corp.	1.875%	5/15/19	3,775	3,814
International Business Machines Corp.	8.375%	11/1/19	2,389	3,073
Intuit Inc.	5.750%	3/15/17	3,350	3,642
Jabil Circuit Inc.	7.750%	7/15/16	3,450	3,709
Jabil Circuit Inc.	8.250%	3/15/18	1,550	1,775
Juniper Networks Inc.	3.100%	3/15/16	2,050	2,085
3 Keysight Technologies Inc.	3.300%	10/30/19	3,500	3,515
KLA-Tencor Corp.	3.375%	11/1/19	1,200	1,244
Lexmark International Inc.	6.650%	6/1/18	1,100	1,218
Maxim Integrated Products Inc.	2.500%	11/15/18	3,285	3,329
Microsoft Corp.	2.500%	2/8/16	8,052	8,214
Microsoft Corp.	0.875%	11/15/17	3,100	3,094
Microsoft Corp.	1.000%	5/1/18	2,348	2,339
Microsoft Corp.	1.625%	12/6/18	8,250	8,333
Microsoft Corp.	4.200%	6/1/19	5,795	6,443
National Semiconductor Corp.	6.600%	6/15/17	2,350	2,639
NetApp Inc.	2.000%	12/15/17	4,455	4,483
Oracle Corp.	1.200%	10/15/17	14,727	14,754
Oracle Corp.	5.750%	4/15/18	17,574	19,901
Oracle Corp.	2.375%	1/15/19	14,250	14,607
Oracle Corp.	5.000%	7/8/19	12,625	14,254
Oracle Corp.	2.250%	10/8/19	16,720	17,012
Pitney Bowes Inc.	5.750%	9/15/17	3,080	3,355
Pitney Bowes Inc.	5.600%	3/15/18	725	787
Pitney Bowes Inc.	4.750%	5/15/18	2,750	2,942
Seagate HDD Cayman	3.750%	11/15/18	8,375	8,689
3 Semiconductor Manufacturing International Corp.	4.125%	10/7/19	3,500	3,476
Symantec Corp.	2.750%	6/15/17	3,975	4,042
Tech Data Corp.	3.750%	9/21/17	1,700	1,752

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Texas Instruments Inc.	2.375%	5/16/16	7,100	7,259
Texas Instruments Inc.	1.000%	5/1/18	5,150	5,094
Texas Instruments Inc.	1.650%	8/3/19	4,334	4,291
Total System Services Inc.	2.375%	6/1/18	4,275	4,274
Tyco Electronics Group SA	6.550%	10/1/17	6,120	6,871
Tyco Electronics Group SA	2.375%	12/17/18	775	786
Tyco Electronics Group SA	2.350%	8/1/19	3,550	3,565
Xerox Corp.	6.400%	3/15/16	3,700	3,905
Xerox Corp.	6.750%	2/1/17	4,050	4,445
Xerox Corp.	2.950%	3/15/17	5,150	5,307
Xerox Corp.	6.350%	5/15/18	4,970	5,630
Xerox Corp.	2.750%	3/15/19	4,500	4,551
Xerox Corp.	5.625%	12/15/19	6,417	7,237
Xilinx Inc.	2.125%	3/15/19	3,275	3,282

Transportation (1.3%)
Burlington Northern Santa Fe LLC	5.650%	5/1/17	2,211	2,418
Burlington Northern Santa Fe LLC	5.750%	3/15/18	5,400	6,060
Burlington Northern Santa Fe LLC	4.700%	10/1/19	3,781	4,235
Canadian National Railway Co.	5.800%	6/1/16	700	744
Canadian National Railway Co.	1.450%	12/15/16	4,420	4,466
Canadian National Railway Co.	5.850%	11/15/17	1,000	1,116
Canadian National Railway Co.	5.550%	5/15/18	2,190	2,460
Canadian National Railway Co.	5.550%	3/1/19	3,450	3,942
Canadian Pacific Railway Co.	6.500%	5/15/18	1,389	1,587
Canadian Pacific Railway Co.	7.250%	5/15/19	4,080	4,893
Con-way Inc.	7.250%	1/15/18	2,750	3,113
2 Continental Airlines 2009-1 Pass Through Trust	9.000%	1/8/18	715	783
2 Continental Airlines 2009-2 Class A Pass
Through Trust	7.250%	5/10/21	2,866	3,354
CSX Corp.	5.600%	5/1/17	1,795	1,956
CSX Corp.	7.900%	5/1/17	1,500	1,706
CSX Corp.	6.250%	3/15/18	6,750	7,643
CSX Corp.	7.375%	2/1/19	2,800	3,358
2 Delta Air Lines 2009-1 Class A Pass Through Trust	7.750%	6/17/21	2,498	2,891
2 Delta Air Lines 2010-1 Class A Pass Through Trust	6.200%	1/2/20	31	34
2 Delta Air Lines 2010-2 Class A Pass Through Trust	4.950%	11/23/20	1,831	1,973
FedEx Corp.	8.000%	1/15/19	4,800	5,853
FedEx Corp.	2.300%	2/1/20	1,700	1,715
JB Hunt Transport Services Inc.	2.400%	3/15/19	2,500	2,537
Norfolk Southern Corp.	7.700%	5/15/17	2,049	2,332
Norfolk Southern Corp.	5.750%	4/1/18	5,625	6,308
Norfolk Southern Corp.	5.900%	6/15/19	4,700	5,425
2 Northwest Airlines 2007-1 Class A Pass
Through Trust	7.027%	11/1/19	1,561	1,807
Ryder System Inc.	3.600%	3/1/16	3,850	3,952
Ryder System Inc.	5.850%	11/1/16	100	107
Ryder System Inc.	2.500%	3/1/17	4,650	4,754
Ryder System Inc.	3.500%	6/1/17	2,325	2,428
Ryder System Inc.	2.500%	3/1/18	2,070	2,118
Ryder System Inc.	2.450%	11/15/18	5,775	5,859
Ryder System Inc.	2.350%	2/26/19	500	502
Ryder System Inc.	2.550%	6/1/19	250	253
Ryder System Inc.	2.450%	9/3/19	2,500	2,509
Ryder System Inc.	2.650%	3/2/20	3,000	3,018

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Southwest Airlines Co.	5.750%	12/15/16	1,795	1,929
Southwest Airlines Co.	5.125%	3/1/17	1,600	1,709
Southwest Airlines Co.	2.750%	11/6/19	2,600	2,640
2 UAL 2009-2A Pass Through Trust	9.750%	7/15/18	2,992	3,328
Union Pacific Corp.	5.750%	11/15/17	2,200	2,459
Union Pacific Corp.	5.700%	8/15/18	1,825	2,078
Union Pacific Corp.	2.250%	2/15/19	2,800	2,854
Union Pacific Corp.	1.800%	2/1/20	2,500	2,482
United Parcel Service Inc.	1.125%	10/1/17	5,325	5,348
United Parcel Service Inc.	5.500%	1/15/18	5,070	5,662
United Parcel Service Inc.	5.125%	4/1/19	6,945	7,877
				5,827,357
Utilities (5.1%)
Electric (4.7%)
Alabama Power Co.	5.500%	10/15/17	1,925	2,135
Ameren Illinois Co.	6.125%	11/15/17	625	705
American Electric Power Co. Inc.	1.650%	12/15/17	3,775	3,793
Appalachian Power Co.	5.000%	6/1/17	200	216
Appalachian Power Co.	7.950%	1/15/20	3,200	4,005
Arizona Public Service Co.	8.750%	3/1/19	5,325	6,713
Arizona Public Service Co.	2.200%	1/15/20	1,500	1,505
Atlantic City Electric Co.	7.750%	11/15/18	750	907
Avista Corp.	5.950%	6/1/18	1,450	1,647
Baltimore Gas & Electric Co.	5.900%	10/1/16	2,250	2,422
Berkshire Hathaway Energy Co.	1.100%	5/15/17	5,700	5,698
Berkshire Hathaway Energy Co.	5.750%	4/1/18	4,745	5,335
Berkshire Hathaway Energy Co.	2.000%	11/15/18	1,725	1,744
Berkshire Hathaway Energy Co.	2.400%	2/1/20	2,325	2,356
CenterPoint Energy Inc.	6.500%	5/1/18	4,328	4,937
Cleco Power LLC	6.650%	6/15/18	817	940
Cleveland Electric Illuminating Co.	7.880%	11/1/17	1,753	2,039
CMS Energy Corp.	6.550%	7/17/17	1,000	1,120
CMS Energy Corp.	5.050%	2/15/18	1,000	1,090
CMS Energy Corp.	8.750%	6/15/19	4,475	5,604
CMS Energy Corp.	6.250%	2/1/20	1,075	1,260
Commonwealth Edison Co.	5.950%	8/15/16	809	867
Commonwealth Edison Co.	1.950%	9/1/16	500	509
Commonwealth Edison Co.	6.150%	9/15/17	3,125	3,498
Commonwealth Edison Co.	5.800%	3/15/18	5,100	5,777
Commonwealth Edison Co.	2.150%	1/15/19	7,375	7,448
Connecticut Light & Power Co.	5.650%	5/1/18	5,450	6,178
Connecticut Light & Power Co.	5.500%	2/1/19	1,850	2,103
Consolidated Edison Co. of New York Inc.	5.500%	9/15/16	5,563	5,951
Consolidated Edison Co. of New York Inc.	5.850%	4/1/18	4,725	5,342
Consolidated Edison Co. of New York Inc.	7.125%	12/1/18	3,575	4,241
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	975	1,155
Consumers Energy Co.	5.500%	8/15/16	640	682
Consumers Energy Co.	5.150%	2/15/17	1,000	1,074
Consumers Energy Co.	5.650%	9/15/18	2,000	2,280
Consumers Energy Co.	6.125%	3/15/19	5,400	6,299
Consumers Energy Co.	6.700%	9/15/19	75	90
Dayton Power & Light Co.	1.875%	9/15/16	3,225	3,262
Dominion Resources Inc.	1.950%	8/15/16	8,830	8,955
Dominion Resources Inc.	1.250%	3/15/17	2,100	2,106
Dominion Resources Inc.	1.400%	9/15/17	4,625	4,642

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Dominion Resources Inc.	6.400%	6/15/18	2,190	2,515
Dominion Resources Inc.	5.200%	8/15/19	2,650	2,985
Dominion Resources Inc.	2.500%	12/1/19	4,875	4,942
2 Dominion Resources Inc.	7.500%	6/30/66	2,100	2,200
DTE Electric Co.	5.600%	6/15/18	850	961
DTE Energy Co.	6.350%	6/1/16	2,365	2,525
DTE Energy Co.	2.400%	12/1/19	2,600	2,640
Duke Energy Carolinas LLC	1.750%	12/15/16	5,725	5,819
Duke Energy Carolinas LLC	5.100%	4/15/18	5,432	6,049
Duke Energy Carolinas LLC	7.000%	11/15/18	2,390	2,833
Duke Energy Corp.	2.150%	11/15/16	3,500	3,567
Duke Energy Corp.	1.625%	8/15/17	6,450	6,536
Duke Energy Corp.	2.100%	6/15/18	6,690	6,803
Duke Energy Corp.	6.250%	6/15/18	2,000	2,290
Duke Energy Corp.	5.050%	9/15/19	3,420	3,850
Duke Energy Florida Inc.	5.800%	9/15/17	265	293
Duke Energy Florida Inc.	5.650%	6/15/18	5,897	6,669
Duke Energy Indiana Inc.	6.050%	6/15/16	1,000	1,066
Duke Energy Ohio Inc.	5.450%	4/1/19	3,855	4,358
Duke Energy Progress Inc.	5.300%	1/15/19	3,905	4,408
Edison International	3.750%	9/15/17	4,965	5,259
Entergy Corp.	4.700%	1/15/17	6,375	6,722
Entergy Gulf States Louisiana LLC	6.000%	5/1/18	2,325	2,636
Entergy Louisiana LLC	6.500%	9/1/18	3,075	3,596
Entergy Texas Inc.	7.125%	2/1/19	5,585	6,642
Eversource Energy	1.450%	5/1/18	3,200	3,170
Exelon Generation Co. LLC	6.200%	10/1/17	4,615	5,130
Exelon Generation Co. LLC	5.200%	10/1/19	5,050	5,619
Exelon Generation Co. LLC	2.950%	1/15/20	8,000	8,079
Florida Power & Light Co.	5.550%	11/1/17	2,352	2,610
Georgia Power Co.	0.625%	11/15/15	3,725	3,726
Georgia Power Co.	5.700%	6/1/17	1,300	1,431
Georgia Power Co.	5.400%	6/1/18	2,500	2,796
Georgia Power Co.	4.250%	12/1/19	2,155	2,384
Indiana Michigan Power Co.	7.000%	3/15/19	3,780	4,515
2 Integrys Energy Group Inc.	6.110%	12/1/66	2,700	2,680
Jersey Central Power & Light Co.	5.625%	5/1/16	5,900	6,186
Jersey Central Power & Light Co.	5.650%	6/1/17	1,000	1,089
Kansas City Power & Light Co.	6.375%	3/1/18	3,336	3,804
Kansas City Power & Light Co.	7.150%	4/1/19	4,300	5,181
Louisville Gas & Electric Co.	1.625%	11/15/15	1,200	1,208
Metropolitan Edison Co.	7.700%	1/15/19	1,017	1,214
MidAmerican Energy Co.	5.950%	7/15/17	3,539	3,924
Mississippi Power Co.	2.350%	10/15/16	570	582
National Rural Utilities Cooperative Finance Corp.	3.050%	3/1/16	4,750	4,868
National Rural Utilities Cooperative Finance Corp.	5.450%	4/10/17	2,700	2,949
National Rural Utilities Cooperative Finance Corp.	5.450%	2/1/18	3,600	4,013
National Rural Utilities Cooperative Finance Corp.	10.375%	11/1/18	7,614	9,890
National Rural Utilities Cooperative Finance Corp.	2.150%	2/1/19	5,000	5,043
National Rural Utilities Cooperative Finance Corp.	2.300%	11/15/19	1,300	1,316
National Rural Utilities Cooperative Finance Corp.	2.000%	1/27/20	5,000	4,965
Nevada Power Co.	6.500%	5/15/18	475	548
Nevada Power Co.	6.500%	8/1/18	3,070	3,558
Nevada Power Co.	7.125%	3/15/19	5,610	6,710
NextEra Energy Capital Holdings Inc.	6.000%	3/1/19	4,100	4,689

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
NextEra Energy Capital Holdings Inc.	2.400%	9/15/19	2,300	2,320
NextEra Energy Capital Holdings Inc.	2.700%	9/15/19	3,039	3,095
2 NextEra Energy Capital Holdings Inc.	6.350%	10/1/66	2,800	2,758
2 NextEra Energy Capital Holdings Inc.	6.650%	6/15/67	3,075	3,090
2 NextEra Energy Capital Holdings Inc.	7.300%	9/1/67	675	715
Northern States Power Co.	1.950%	8/15/15	1,125	1,128
Northern States Power Co.	5.250%	3/1/18	2,900	3,231
NSTAR Electric Co.	5.625%	11/15/17	525	585
NSTAR LLC	4.500%	11/15/19	1,225	1,344
Oglethorpe Power Corp.	6.100%	3/15/19	725	834
Ohio Power Co.	6.000%	6/1/16	4,877	5,186
Ohio Power Co.	6.050%	5/1/18	775	878
Oklahoma Gas & Electric Co.	8.250%	1/15/19	1,225	1,512
Oncor Electric Delivery Co. LLC	5.000%	9/30/17	2,000	2,177
Oncor Electric Delivery Co. LLC	6.800%	9/1/18	3,600	4,197
Oncor Electric Delivery Co. LLC	2.150%	6/1/19	2,250	2,255
Pacific Gas & Electric Co.	5.625%	11/30/17	6,056	6,721
Pacific Gas & Electric Co.	8.250%	10/15/18	8,190	10,046
PacifiCorp	5.650%	7/15/18	4,825	5,467
PacifiCorp	5.500%	1/15/19	3,100	3,521
Peco Energy Co.	1.200%	10/15/16	3,225	3,241
Peco Energy Co.	5.350%	3/1/18	2,700	3,004
Pennsylvania Electric Co.	6.050%	9/1/17	3,275	3,632
Pepco Holdings Inc.	2.700%	10/1/15	500	505
PG&E Corp.	2.400%	3/1/19	1,975	1,989
Portland General Electric Co.	6.100%	4/15/19	1,885	2,175
PPL Capital Funding Inc.	1.900%	6/1/18	3,750	3,748
Progress Energy Inc.	4.875%	12/1/19	1,800	2,016
PSEG Power LLC	2.750%	9/15/16	300	308
PSEG Power LLC	5.320%	9/15/16	5,950	6,335
PSEG Power LLC	2.450%	11/15/18	3,000	3,058
Public Service Co. of Colorado	5.125%	6/1/19	3,525	4,006
Public Service Co. of New Mexico	7.950%	5/15/18	1,265	1,483
Public Service Co. of Oklahoma	5.150%	12/1/19	872	987
Public Service Electric & Gas Co.	5.300%	5/1/18	3,115	3,477
Public Service Electric & Gas Co.	2.300%	9/15/18	1,600	1,643
Public Service Electric & Gas Co.	1.800%	6/1/19	5,200	5,208
San Diego Gas & Electric Co.	5.300%	11/15/15	300	310
Sierra Pacific Power Co.	6.000%	5/15/16	5,150	5,468
South Carolina Electric & Gas Co.	5.250%	11/1/18	2,225	2,514
South Carolina Electric & Gas Co.	6.500%	11/1/18	2,325	2,714
Southern California Edison Co.	1.125%	5/1/17	4,265	4,279
Southern California Edison Co.	5.500%	8/15/18	3,700	4,183
Southern Co.	1.950%	9/1/16	1,950	1,982
Southern Co.	1.300%	8/15/17	2,350	2,353
Southern Co.	2.450%	9/1/18	4,000	4,108
Southern Co.	2.150%	9/1/19	4,575	4,610
Southern Power Co.	4.875%	7/15/15	4,212	4,279
Southwestern Electric Power Co.	5.550%	1/15/17	675	729
Southwestern Electric Power Co.	5.875%	3/1/18	2,875	3,217
Southwestern Electric Power Co.	6.450%	1/15/19	3,570	4,156
Southwestern Public Service Co.	8.750%	12/1/18	155	193
Tampa Electric Co.	6.100%	5/15/18	2,150	2,448
TECO Finance Inc.	4.000%	3/15/16	725	748
TECO Finance Inc.	6.572%	11/1/17	2,385	2,687

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
TransAlta Corp.	6.650%	5/15/18	2,100	2,332
Union Electric Co.	6.400%	6/15/17	4,467	4,975
Union Electric Co.	6.700%	2/1/19	4,075	4,800
Virginia Electric & Power Co.	5.950%	9/15/17	1,700	1,900
Virginia Electric & Power Co.	1.200%	1/15/18	4,100	4,075
Virginia Electric & Power Co.	5.400%	4/30/18	5,200	5,814
Wisconsin Electric Power Co.	1.700%	6/15/18	2,250	2,249
Wisconsin Electric Power Co.	4.250%	12/15/19	1,175	1,286
2 Wisconsin Energy Corp.	6.250%	5/15/67	3,170	3,190
Wisconsin Power & Light Co.	5.000%	7/15/19	1,725	1,933
Xcel Energy Inc.	0.750%	5/9/16	3,704	3,706

Natural Gas (0.4%)
AGL Capital Corp.	6.375%	7/15/16	775	829
AGL Capital Corp.	5.250%	8/15/19	2,825	3,175
Atmos Energy Corp.	6.350%	6/15/17	2,300	2,558
Atmos Energy Corp.	8.500%	3/15/19	1,775	2,204
British Transco Finance Inc.	6.625%	6/1/18	1,985	2,298
National Fuel Gas Co.	8.750%	5/1/19	2,300	2,802
National Grid plc	6.300%	8/1/16	6,900	7,452
ONE Gas Inc.	2.070%	2/1/19	2,600	2,617
Sempra Energy	6.500%	6/1/16	8,632	9,231
Sempra Energy	2.300%	4/1/17	4,660	4,764
Sempra Energy	6.150%	6/15/18	7,925	8,991

Other Utility (0.0%)
American Water Capital Corp.	6.085%	10/15/17	3,000	3,351
				586,056
Total Corporate Bonds (Cost $11,193,770)				11,271,645
Taxable Municipal Bonds (0.0%)
Dartmouth College New Hampshire GO	4.750%	6/1/19	1,440	1,614
Stanford University California GO	4.750%	5/1/19	1,800	2,014
Total Taxable Municipal Bonds (Cost $3,601)				3,628

			Shares
Temporary Cash Investment (1.1%)
Money Market Fund (1.1%)
4 Vanguard Market Liquidity Fund (Cost $129,286)	0.134%		129,286,000	129,286
Total Investments (100.2%) (Cost $11,423,420)				11,501,348
Other Assets and Liabilities (-0.2%)
Other Assets				204,335
Liabilities				(227,517)
				(23,182)
Net Assets (100%)				11,478,166

Short-Term Corporate Bond Index Fund

At February 28, 2015, net assets consisted of:
Amount
($000)
Paid-in Capital	11,380,947
Undistributed Net Investment Income	15,870
Accumulated Net Realized Gains	3,418
Unrealized Appreciation (Depreciation)
Investment Securities	77,928
Futures Contracts	3
Net Assets	11,478,166

Admiral Shares—Net Assets
Applicable to 46,502,105 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,011,550
Net Asset Value Per Share—Admiral Shares	$21.75

Institutional Shares—Net Assets
Applicable to 27,164,366 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	723,358
Net Asset Value Per Share—Institutional Shares	$26.63

ETF Shares—Net Assets
Applicable to 121,802,474 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	9,743,258
Net Asset Value Per Share—ETF Shares	$79.99

See Note A in Notes to Financial Statements.
1 Securities with a value of $1,414,000 have been segregated as initial margin for open futures contracts.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2015, the aggregate value of these securities was $77,160,000, representing 0.7% of net assets.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund

Statement of Operations

Six Months Ended
February 28, 2015
($000)
Investment Income
Income
Interest[1]	105,570
Total Income	105,570
Expenses
The Vanguard Group—Note B
Investment Advisory Services	134
Management and Administrative—Admiral Shares	424
Management and Administrative—Institutional Shares	204
Management and Administrative—ETF Shares	3,900
Marketing and Distribution—Admiral Shares	97
Marketing and Distribution—Institutional Shares	71
Marketing and Distribution—ETF Shares	1,019
Custodian Fees	32
Shareholders’ Reports—Admiral Shares	3
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	171
Trustees’ Fees and Expenses	4
Total Expenses	6,059
Net Investment Income	99,511
Realized Net Gain (Loss)
Investment Securities Sold	10,819
Futures Contracts	(1,263)
Realized Net Gain (Loss)	9,556
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(18,543)
Futures Contracts	3
Change in Unrealized Appreciation (Depreciation)	(18,540)
Net Increase (Decrease) in Net Assets Resulting from Operations	90,527
1 Interest income from an affiliated company of the fund was $49,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	99,511	154,684
Realized Net Gain (Loss)	9,556	23,335
Change in Unrealized Appreciation (Depreciation)	(18,540)	100,306
Net Increase (Decrease) in Net Assets Resulting from Operations	90,527	278,325
Distributions
Net Investment Income
Admiral Shares[1]	(8,402)	(8,666)
Institutional Shares	(6,294)	(7,383)
ETF Shares	(80,958)	(126,399)
Realized Capital Gain [2]
Admiral Shares[1]	(1,706)	(608)
Institutional Shares	(1,287)	(736)
ETF Shares	(17,076)	(16,740)
Total Distributions	(115,723)	(160,532)
Capital Share Transactions
Admiral Shares[1]	193,320	742,084
Institutional Shares	91,837	367,790
ETF Shares	1,333,649	1,614,776
Net Increase (Decrease) from Capital Share Transactions	1,618,806	2,724,650
Total Increase (Decrease)	1,593,610	2,842,443
Net Assets
Beginning of Period	9,884,556	7,042,113
End of Period[3]	11,478,166	9,884,556
1 Signal Shares were renamed Admiral Shares in October 2013.
2 Includes fiscal 2015 and 2014 short-term gain distributions totaling $4,014,000 and $3,918,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
3 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $15,870,000 and $12,013,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund

Financial Highlights

Admiral Shares
	Six Months				Nov. 18,
	Ended				2010[1] to
	February 28,			Year Ended August 31,	Aug. 31,
For a Share Outstanding Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$21.81	$21.51	$21.73	$21.26	$21.21
Investment Operations
Net Investment Income	.201	.395	.414	.488	.387
Net Realized and Unrealized Gain (Loss)
on Investments	(. 022)	. 347	(.189)	. 494	. 091
Total from Investment Operations	.179	.742	.225	.982	.478
Distributions
Dividends from Net Investment Income	(.199)	(. 393)	(. 413)	(. 487)	(. 410)
Distributions from Realized Capital Gains	(. 040)	(. 049)	(. 032)	(. 025)	(. 018)
Total Distributions	(. 239)	(. 442)	(. 445)	(. 512)	(. 428)
Net Asset Value, End of Period	$21.75	$21.81	$21.51	$21.73	$21.26

Total Return[2]	0.83%	3.47%	1.03%	4.69%	2.28%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,012	$821	$76	$25	$3
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.14%[3]
Ratio of Net Investment Income to
Average Net Assets	1.89%	1.82%	1.92%	2.33%	2.39%[3]
Portfolio Turnover Rate [4]	64%	56%	61%	65%	63%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
Signal Shares were renamed Admiral Shares in October 2013. Prior periods’ Financial Highlights are for the Signal class.
1 Inception.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund

Financial Highlights

Institutional Shares
	Six Months					Nov. 19,
	Ended					2009[1] to
For a Share Outstanding	February 28,				Year Ended August 31,	Aug. 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$26.71	$26.33	$26.60	$26.03	$25.90	$25.02
Investment Operations
Net Investment Income	. 250	. 491	. 516	. 605	. 619	. 453
Net Realized and Unrealized Gain (Loss)
on Investments	(.032)	.437	(.233)	.599	.151	.882
Total from Investment Operations	.218	.928	.283	1.204	.770	1.335
Distributions
Dividends from Net Investment Income	(. 248)	(. 488)	(. 514)	(. 603)	(. 618)	(. 455)
Distributions from Realized Capital Gains	(. 050)	(. 060)	(. 039)	(. 031)	(. 022)	—
Total Distributions	(. 298)	(. 548)	(. 553)	(. 634)	(. 640)	(. 455)
Net Asset Value, End of Period	$26.63	$26.71	$26.33	$26.60	$26.03	$25.90

Total Return[2]	0.82%	3.55%	1.06%	4.70%	3.01%	5.39%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$723	$634	$262	$161	$125	$134
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%[3]
Ratio of Net Investment Income to
Average Net Assets	1.92%	1.85%	1.95%	2.36%	2.44%	2.62%[3]
Portfolio Turnover Rate [4]	64%	56%	61%	65%	63%	68%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund

Financial Highlights

ETF Shares
	Six Months					Nov. 19,
	Ended					2009[1] to
For a Share Outstanding	February 28,				Year Ended August 31,	Aug. 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$80.21	$78.97	$79.78	$78.06	$77.68	$75.05
Investment Operations
Net Investment Income	.740	1.436	1.523	1.793	1.815	1.334
Net Realized and Unrealized Gain (Loss)
on Investments	(.088)	1.305	(.699)	1.808	.443	2.636
Total from Investment Operations	.652	2.741	.824	3.601	2.258	3.970
Distributions
Dividends from Net Investment Income	(.723)	(1.321)	(1.517)	(1.789)	(1.813)	(1.340)
Distributions from Realized Capital Gains	(.149)	(.180)	(.117)	(. 092)	(. 065)	—
Total Distributions	(.872)	(1.501)	(1.634)	(1.881)	(1.878)	(1.340)
Net Asset Value, End of Period	$79.99	$80.21	$78.97	$79.78	$78.06	$77.68

Total Return	0.82%	3.50%	1.03%	4.68%	2.94%	5.34%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,743	$8,430	$6,705	$3,686	$1,905	$707
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.14%	0.15%[2]
Ratio of Net Investment Income to
Average Net Assets	1.89%	1.82%	1.92%	2.33%	2.39%	2.56%[2]
Portfolio Turnover Rate [3]	64%	56%	61%	65%	63%	68%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception. 2 Annualized. 3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund

Notes to Financial Statements

Vanguard Short-Term Corporate Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers three classes of shares: Admiral Shares, Institutional Shares, and ETF Shares. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

ETF shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 28, 2015, the fund’s average investments in long and short futures contracts each represented less than 1% of net assets, based on the average of aggregate settlement values at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2011–2014), and for the period ended February 28, 2015, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

Short-Term Corporate Bond Index Fund

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at February 28, 2015, or at any time during the period then ended.

6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to invest up to 0.40% of its net assets in Vanguard. At February 28, 2015, the fund had contributed capital of $1,062,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.42% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

Short-Term Corporate Bond Index Fund

The following table summarizes the market value of the fund’s investments as of February 28, 2015, based on the inputs used to value them:
	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	96,789	—
Corporate Bonds	—	11,267,649	3,996
Taxable Municipal Bonds	—	3,628	—
Temporary Cash Investments	129,286	—	—
Futures Contracts—Assets[1]	2	—	—
Futures Contracts—Liabilities[1]	(159)	—	—
Total	129,129	11,368,066	3,996
1 Represents variation margin on the last day of the reporting period.

D. At February 28, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
2-Year U.S. Treasury Note	June 2015	18	3,934	3

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

During the six months ended February 28, 2015, the fund realized $551,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

At February 28, 2015, the cost of investment securities for tax purposes was $11,424,940,000. Net unrealized appreciation of investment securities for tax purposes was $76,408,000, consisting of unrealized gains of $89,511,000 on securities that had risen in value since their purchase and $13,103,000 in unrealized losses on securities that had fallen in value since their purchase.

Short-Term Corporate Bond Index Fund

F. During the six months ended February 28, 2015, the fund purchased $3,214,839,000 of investment securities and sold $1,473,234,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $1,882,256,000 and $1,948,373,000, respectively. Total purchases and sales include $1,364,505,000 and $55,244,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	February 28, 2015		August 31, 2014
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Admiral Shares[1]
Issued [2]	418,789	19,256	953,911	43,819
Issued in Lieu of Cash Distributions	9,014	415	8,037	369
Redeemed	(234,483)	(10,784)	(219,864)	(10,092)
Net Increase (Decrease)—Admiral Shares	193,320	8,887	742,084	34,096
Institutional Shares
Issued[2]	134,780	5,060	432,633	16,217
Issued in Lieu of Cash Distributions	6,086	229	7,200	270
Redeemed	(49,029)	(1,848)	(72,043)	(2,701)
Net Increase (Decrease) —Institutional Shares	91,837	3,441	367,790	13,786
ETF Shares
Issued [2]	1,389,708	17,401	2,061,477	25,802
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(56,059)	(700)	(446,701)	(5,600)
Net Increase (Decrease)—ETF Shares	1,333,649	16,701	1,614,776	20,202
1 Signal Shares were renamed Admiral Shares in October 2013.
2 Includes purchase fees for fiscal 2015 and 2014 of $0 and $127,000, respectively (fund totals).

H. Management has determined that no material events or transactions occurred subsequent to February 28, 2015, that would require recognition or disclosure in these financial statements.

Intermediate-Term Corporate Bond Index Fund

Fund Profile
As of February 28, 2015

Share-Class Characteristics

	Admiral	Institutional	ETF
	Shares	Shares	Shares
Ticker Symbol	VICSX	VICBX	VCIT
Expense Ratio[1]	0.12%	0.09%	0.12%
30-Day SEC Yield	2.91%	2.95%	2.92%

Financial Attributes

		Barclays
		5–10 Year	Barclays
		Corporate	Aggregate
	Fund	Index	FA Index
Number of Bonds	1,567	1,669	9,115
Yield to Maturity
(before expenses)	3.1%	3.1%	2.1%
Average Coupon	3.9%	4.0%	3.2%
Average Duration	6.4 years	6.4 years	5.6 years
Average Effective
Maturity	7.4 years	7.3 years	7.7 years
Short-Term
Reserves	0.6%	—	—

Sector Diversification (% of portfolio)
Finance	32.3%
Industrial	62.1
Treasury/Agency	0.1
Utilities	5.5
The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Volatility Measures
	Barclays
	5–10 Year	Barclays
	Corporate	Aggregate
	Index	FA Index
R-Squared	0.99	0.90
Beta	1.01	1.42
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Effective Maturity
(% of portfolio)
Under 1 Year	0.1%
1 - 3 Years	0.6
3 - 5 Years	0.8
5 - 10 Years	98.3
10 - 20 Years	0.2

Distribution by Credit Quality (% of portfolio)
U.S. Government	0.1%
Aaa	1.0
Aa	7.9
A	41.1
Baa	49.9
Credit-quality ratings are obtained from Barclays and are from Moody's, Fitch, and S&P. When ratings from all three agencies are used, the median rating is shown. When ratings from two of the agencies are used, the lower rating for each issue is shown. For more information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated December 23, 2014, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2015, the annualized expense ratios were 0.12% for Signal Shares, 0.09% for Institutional Shares, and 0.12% for ETF Shares.

Intermediate-Term Corporate Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 19, 2009, Through February 28, 2015
		Barclays
		5–10 Year
		Corporate
	ETF Shares Net Asset Value	Index
Fiscal Year	Total Returns	Total Returns
2010	11.30%	11.41%
2011	5.65	6.19
2012	10.43	10.07
2013	-1.64	-1.27
2014	9.60	9.51
2015 2.35		2.30
Note: For 2015, performance data reflect the six months ended February 28, 2015.

Average Annual Total Returns: Periods Ended December 31, 2014
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.
					Since Inception
	Inception Date	One Year	Five Years	Income	Capital	Total
Admiral Shares	3/2/2010	7.45%	—	3.73%	3.01%	6.74%
Fee-Adjusted Returns		7.18	—			6.69
Institutional Shares	11/19/2009	7.51	7.06%	3.80	3.06	6.86
Fee-Adjusted Returns		7.24	7.01			6.81
ETF Shares	11/19/2009
Market Price		7.72	6.93			6.88
Net Asset Value		7.47	7.02			6.82

Vanguard fund returns are adjusted to reflect the 0.25% fee on purchases of fund shares. The fee does not apply to the ETF Shares. The Fiscal-Year Total Returns table is not adjusted for fees.
See Financial Highlights for dividend and capital gains information.

Intermediate-Term Corporate Bond Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2015

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
U.S. Government Securities (0.0%)
United States Treasury Note/Bond	1.375%	2/29/20	520	517
United States Treasury Note/Bond	1.500%	1/31/22	125	123
United States Treasury Note/Bond	2.000%	2/15/25	317	317
Total U.S. Government and Agency Obligations (Cost $952)				957
Corporate Bonds (98.9%)
Finance (32.0%)
Banking (18.7%)
Abbey National Treasury Services plc	4.000%	3/13/24	5,300	5,718
American Express Co.	2.650%	12/2/22	6,013	5,989
American Express Co.	3.625%	12/5/24	3,725	3,817
Bancolombia SA	5.950%	6/3/21	5,200	5,768
Bank of America Corp.	5.625%	7/1/20	11,155	12,816
Bank of America Corp.	5.875%	1/5/21	6,275	7,325
Bank of America Corp.	5.000%	5/13/21	8,535	9,615
Bank of America Corp.	5.700%	1/24/22	10,675	12,430
Bank of America Corp.	3.300%	1/11/23	23,925	24,228
Bank of America Corp.	4.100%	7/24/23	8,550	9,192
Bank of America Corp.	4.125%	1/22/24	11,550	12,254
Bank of America Corp.	4.000%	4/1/24	12,625	13,306
Bank of America Corp.	4.200%	8/26/24	13,100	13,570
Bank of America Corp.	4.000%	1/22/25	11,150	11,289
Bank of Montreal	2.550%	11/6/22	4,150	4,128
Bank of New York Mellon Corp.	4.150%	2/1/21	650	709
Bank of New York Mellon Corp.	3.550%	9/23/21	5,425	5,753
Bank of New York Mellon Corp.	3.650%	2/4/24	2,550	2,712
Bank of New York Mellon Corp.	3.400%	5/15/24	2,295	2,403
Bank of New York Mellon Corp.	3.250%	9/11/24	4,300	4,433
Bank of New York Mellon Corp.	3.000%	2/24/25	4,700	4,722
Bank of Nova Scotia	4.375%	1/13/21	2,950	3,265
Bank of Nova Scotia	2.800%	7/21/21	4,379	4,446
Barclays Bank plc	5.140%	10/14/20	4,100	4,550
Barclays Bank plc	3.750%	5/15/24	8,700	9,202
BB&T Corp.	3.950%	3/22/22	2,359	2,510
BNP Paribas SA	5.000%	1/15/21	10,440	11,868
BNP Paribas SA	3.250%	3/3/23	7,200	7,396
BNP PARIBAS SA	4.250%	10/15/24	2,000	2,081

Intermediate-Term Corporate Bond Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	BPCE SA	4.000%	4/15/24	6,750	7,259
	Branch Banking & Trust Co.	2.850%	4/1/21	2,000	2,053
	Capital One Bank USA NA	3.375%	2/15/23	6,255	6,289
	Capital One Financial Corp.	4.750%	7/15/21	5,554	6,164
	Capital One Financial Corp.	3.500%	6/15/23	3,265	3,325
	Capital One Financial Corp.	3.750%	4/24/24	1,900	1,964
	Capital One Financial Corp.	3.200%	2/5/25	6,000	5,906
	Capital One NA	2.950%	7/23/21	6,900	6,980
	Citigroup Inc.	5.375%	8/9/20	10,149	11,544
	Citigroup Inc.	4.500%	1/14/22	9,875	10,841
	Citigroup Inc.	4.050%	7/30/22	4,100	4,280
	Citigroup Inc.	3.375%	3/1/23	7,075	7,229
	Citigroup Inc.	3.500%	5/15/23	6,575	6,567
	Citigroup Inc.	3.875%	10/25/23	7,850	8,237
	Citigroup Inc.	3.750%	6/16/24	6,100	6,324
	Citigroup Inc.	4.000%	8/5/24	1,800	1,839
	City National Corp.	5.250%	9/15/20	2,050	2,356
	Cooperatieve Centrale Raiffeisen-Boerenleenbank
	BA	4.500%	1/11/21	5,440	6,045
	Cooperatieve Centrale Raiffeisen-Boerenleenbank
	BA	3.875%	2/8/22	11,800	12,696
	Cooperatieve Centrale Raiffeisen-Boerenleenbank
	BA	3.950%	11/9/22	9,025	9,329
	Cooperatieve Centrale Raiffeisen-Boerenleenbank
	BA	4.625%	12/1/23	7,225	7,863
	Credit Suisse	4.375%	8/5/20	5,660	6,209
	Credit Suisse	3.000%	10/29/21	9,000	9,152
	Credit Suisse	3.625%	9/9/24	13,600	14,109
	Deutsche Bank AG	3.700%	5/30/24	7,275	7,625
1	Deutsche Bank AG	4.296%	5/24/28	5,750	5,783
	Discover Bank	7.000%	4/15/20	3,475	4,136
	Discover Bank	3.200%	8/9/21	2,600	2,656
	Discover Bank	4.200%	8/8/23	3,550	3,795
	Discover Financial Services	3.850%	11/21/22	3,202	3,306
	Discover Financial Services	3.950%	11/6/24	2,600	2,649
	Fifth Third Bancorp	3.500%	3/15/22	1,825	1,903
	Fifth Third Bancorp	4.300%	1/16/24	2,450	2,610
	Fifth Third Bank	2.875%	10/1/21	3,400	3,448
	First Niagara Financial Group Inc.	6.750%	3/19/20	3,900	4,297
	FirstMerit Corp.	4.350%	2/4/23	1,125	1,189
	Goldman Sachs Group Inc.	5.375%	3/15/20	10,404	11,798
	Goldman Sachs Group Inc.	2.600%	4/23/20	5,000	5,007
	Goldman Sachs Group Inc.	6.000%	6/15/20	10,095	11,788
	Goldman Sachs Group Inc.	5.250%	7/27/21	13,870	15,776
	Goldman Sachs Group Inc.	5.750%	1/24/22	20,291	23,676
	Goldman Sachs Group Inc.	3.625%	1/22/23	11,800	12,208
	Goldman Sachs Group Inc.	4.000%	3/3/24	16,150	17,093
	Goldman Sachs Group Inc.	3.850%	7/8/24	9,729	10,167
	Goldman Sachs Group Inc.	3.500%	1/23/25	10,100	10,195
	HSBC Bank USA NA	4.875%	8/24/20	5,430	6,032
	HSBC Holdings plc	5.100%	4/5/21	9,575	10,892
	HSBC Holdings plc	4.875%	1/14/22	7,050	7,964
	HSBC Holdings plc	4.000%	3/30/22	8,600	9,260
	HSBC Holdings plc	4.250%	3/14/24	8,900	9,345
	HSBC USA Inc.	5.000%	9/27/20	3,500	3,869

104

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
HSBC USA Inc.	3.500%	6/23/24	4,600	4,802
Huntington Bancshares Inc.	7.000%	12/15/20	1,875	2,258
Huntington National Bank	2.400%	4/1/20	2,700	2,706
Intesa Sanpaolo SPA	5.250%	1/12/24	4,500	5,071
JPMorgan Chase & Co.	4.950%	3/25/20	5,597	6,270
JPMorgan Chase & Co.	4.400%	7/22/20	9,050	9,929
JPMorgan Chase & Co.	4.250%	10/15/20	10,250	11,239
JPMorgan Chase & Co.	4.625%	5/10/21	9,677	10,754
JPMorgan Chase & Co.	4.350%	8/15/21	15,150	16,562
JPMorgan Chase & Co.	4.500%	1/24/22	13,550	14,960
JPMorgan Chase & Co.	3.250%	9/23/22	15,975	16,301
JPMorgan Chase & Co.	3.200%	1/25/23	14,825	15,067
JPMorgan Chase & Co.	3.375%	5/1/23	8,325	8,300
JPMorgan Chase & Co.	3.875%	2/1/24	9,325	9,856
JPMorgan Chase & Co.	3.625%	5/13/24	11,225	11,623
JPMorgan Chase & Co.	3.875%	9/10/24	12,300	12,554
JPMorgan Chase & Co.	3.125%	1/23/25	6,000	5,924
KeyCorp	5.100%	3/24/21	3,350	3,802
Lloyds Bank plc	6.375%	1/21/21	5,333	6,457
Lloyds Banking Group plc	4.500%	11/4/24	4,400	4,612
Manufacturers & Traders Trust Co.	2.900%	2/6/25	5,400	5,314
Morgan Stanley	5.500%	7/24/20	7,011	8,023
Morgan Stanley	5.750%	1/25/21	9,428	10,950
Morgan Stanley	5.500%	7/28/21	10,425	12,043
Morgan Stanley	4.875%	11/1/22	8,000	8,679
Morgan Stanley	3.750%	2/25/23	8,525	8,922
Morgan Stanley	4.100%	5/22/23	10,725	11,083
Morgan Stanley	3.875%	4/29/24	14,850	15,524
Morgan Stanley	3.700%	10/23/24	13,075	13,551
MUFG Americas Holdings Corp.	3.500%	6/18/22	4,650	4,833
National Australia Bank Ltd.	3.000%	1/20/23	2,575	2,615
Northern Trust Corp.	3.450%	11/4/20	2,125	2,277
Northern Trust Corp.	3.375%	8/23/21	1,750	1,857
Northern Trust Corp.	2.375%	8/2/22	4,475	4,394
People’s United Bank	4.000%	7/15/24	1,500	1,527
People’s United Financial Inc.	3.650%	12/6/22	2,150	2,187
PNC Bank NA	2.700%	11/1/22	4,475	4,427
PNC Bank NA	2.950%	1/30/23	3,575	3,583
PNC Bank NA	3.800%	7/25/23	2,150	2,251
PNC Bank NA	3.300%	10/30/24	825	851
PNC Bank NA	2.950%	2/23/25	1,750	1,746
PNC Financial Services Group Inc.	2.854%	11/9/22	1,650	1,658
PNC Financial Services Group Inc.	3.900%	4/29/24	3,775	3,923
PNC Funding Corp.	4.375%	8/11/20	1,250	1,380
PNC Funding Corp.	3.300%	3/8/22	9,002	9,406
Royal Bank of Scotland plc	5.625%	8/24/20	4,138	4,807
Royal Bank of Scotland plc	6.125%	1/11/21	2,900	3,460
State Street Corp.	4.375%	3/7/21	3,175	3,526
State Street Corp.	3.100%	5/15/23	3,250	3,267
State Street Corp.	3.700%	11/20/23	3,735	4,000
State Street Corp.	3.300%	12/16/24	3,350	3,453
Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	2,640	2,695
Sumitomo Mitsui Banking Corp.	3.000%	1/18/23	775	778
Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	3,100	3,327
Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	4,675	5,038

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	1,600	1,640
SunTrust Bank	2.750%	5/1/23	3,175	3,132
SVB Financial Group	3.500%	1/29/25	3,125	3,087
Synchrony Financial	3.750%	8/15/21	2,600	2,698
Synchrony Financial	4.250%	8/15/24	7,550	7,905
UBS AG	4.875%	8/4/20	6,452	7,286
US Bancorp	4.125%	5/24/21	3,356	3,692
US Bancorp	3.000%	3/15/22	5,750	5,898
US Bancorp	2.950%	7/15/22	5,925	5,997
US Bancorp	3.700%	1/30/24	2,550	2,737
US Bancorp	3.600%	9/11/24	3,925	4,080
US Bank NA	2.800%	1/27/25	2,800	2,794
Wells Fargo & Co.	3.000%	1/22/21	4,950	5,095
Wells Fargo & Co.	4.600%	4/1/21	9,722	10,859
Wells Fargo & Co.	3.500%	3/8/22	12,700	13,381
Wells Fargo & Co.	3.450%	2/13/23	8,425	8,586
Wells Fargo & Co.	4.125%	8/15/23	5,000	5,315
Wells Fargo & Co.	4.480%	1/16/24	7,450	8,129
Wells Fargo & Co.	3.300%	9/9/24	8,725	8,965
Wells Fargo & Co.	3.000%	2/19/25	9,725	9,637

Brokerage (1.3%)
Affiliated Managers Group Inc.	4.250%	2/15/24	2,300	2,425
Ameriprise Financial Inc.	5.300%	3/15/20	2,675	3,061
Ameriprise Financial Inc.	4.000%	10/15/23	5,200	5,593
Ameriprise Financial Inc.	3.700%	10/15/24	2,275	2,406
BlackRock Inc.	4.250%	5/24/21	3,100	3,446
BlackRock Inc.	3.375%	6/1/22	3,330	3,482
BlackRock Inc.	3.500%	3/18/24	5,075	5,317
Brookfield Asset Management Inc.	4.000%	1/15/25	2,100	2,104
Charles Schwab Corp.	4.450%	7/22/20	2,900	3,198
Charles Schwab Corp.	3.225%	9/1/22	1,050	1,082
CME Group Inc.	3.000%	9/15/22	3,100	3,200
Eaton Vance Corp.	3.625%	6/15/23	1,350	1,392
Franklin Resources Inc.	2.800%	9/15/22	2,800	2,841
Intercontinental Exchange Inc.	4.000%	10/15/23	3,500	3,765
Invesco Finance plc	3.125%	11/30/22	4,775	4,814
Invesco Finance plc	4.000%	1/30/24	2,500	2,658
Jefferies Group LLC	6.875%	4/15/21	3,110	3,532
Jefferies Group LLC	5.125%	1/20/23	2,000	2,115
Lazard Group LLC	4.250%	11/14/20	1,575	1,677
Lazard Group LLC	3.750%	2/13/25	2,100	2,080
Legg Mason Inc.	3.950%	7/15/24	875	910
Leucadia National Corp.	5.500%	10/18/23	3,200	3,305
NASDAQ OMX Group Inc.	4.250%	6/1/24	2,575	2,698
Nomura Holdings Inc.	6.700%	3/4/20	6,375	7,597

Finance Companies (2.1%)
Air Lease Corp.	4.750%	3/1/20	2,000	2,160
Air Lease Corp.	3.875%	4/1/21	1,875	1,934
Air Lease Corp.	3.750%	2/1/22	3,500	3,553
Air Lease Corp.	4.250%	9/15/24	2,075	2,137
Block Financial LLC	5.500%	11/1/22	2,675	2,947
GATX Corp.	2.600%	3/30/20	2,200	2,199
GATX Corp.	4.750%	6/15/22	1,275	1,406

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
GATX Corp.	3.900%	3/30/23	725	755
GATX Corp.	3.250%	3/30/25	1,250	1,231
General Electric Capital Corp.	5.550%	5/4/20	6,201	7,236
General Electric Capital Corp.	4.375%	9/16/20	12,075	13,402
General Electric Capital Corp.	4.625%	1/7/21	11,675	13,163
General Electric Capital Corp.	5.300%	2/11/21	8,050	9,281
General Electric Capital Corp.	4.650%	10/17/21	11,925	13,541
General Electric Capital Corp.	3.150%	9/7/22	8,500	8,837
2 General Electric Capital Corp.	3.100%	1/9/23	11,050	11,443
General Electric Capital Corp.	3.450%	5/15/24	5,200	5,495
HSBC Finance Corp.	6.676%	1/15/21	14,272	17,097
Prospect Capital Corp.	5.875%	3/15/23	950	978

Insurance (5.1%)
ACE INA Holdings Inc.	2.700%	3/13/23	2,022	2,008
ACE INA Holdings Inc.	3.350%	5/15/24	3,400	3,552
AEGON Funding Co. LLC	5.750%	12/15/20	2,020	2,332
Aetna Inc.	3.950%	9/1/20	5,060	5,429
Aetna Inc.	4.125%	6/1/21	300	324
Aetna Inc.	2.750%	11/15/22	5,600	5,613
Aetna Inc.	3.500%	11/15/24	2,300	2,397
Aflac Inc.	4.000%	2/15/22	1,300	1,407
Aflac Inc.	3.625%	6/15/23	6,100	6,430
Aflac Inc.	3.625%	11/15/24	500	526
Alleghany Corp.	5.625%	9/15/20	300	339
Alleghany Corp.	4.950%	6/27/22	3,525	3,911
Allied World Assurance Co. Ltd.	5.500%	11/15/20	375	423
Allstate Corp.	3.150%	6/15/23	2,625	2,674
1 Allstate Corp.	5.750%	8/15/53	3,325	3,583
Alterra Finance LLC	6.250%	9/30/20	2,520	2,955
American International Group Inc.	3.375%	8/15/20	5,950	6,263
American International Group Inc.	6.400%	12/15/20	6,199	7,544
American International Group Inc.	4.875%	6/1/22	5,150	5,880
American International Group Inc.	4.125%	2/15/24	6,650	7,251
Anthem Inc.	4.350%	8/15/20	5,125	5,640
Anthem Inc.	3.700%	8/15/21	1,705	1,799
Anthem Inc.	3.125%	5/15/22	2,550	2,578
Anthem Inc.	3.300%	1/15/23	4,619	4,726
Anthem Inc.	3.500%	8/15/24	4,143	4,262
Aon Corp.	5.000%	9/30/20	1,725	1,944
Aon plc	4.000%	11/27/23	1,875	1,993
Aon plc	3.500%	6/14/24	2,800	2,874
Aspen Insurance Holdings Ltd.	6.000%	12/15/20	100	115
Aspen Insurance Holdings Ltd.	4.650%	11/15/23	2,150	2,254
Assurant Inc.	4.000%	3/15/23	1,800	1,864
Assured Guaranty US Holdings Inc.	5.000%	7/1/24	2,000	2,152
Axis Specialty Finance LLC	5.875%	6/1/20	2,692	3,067
Berkshire Hathaway Finance Corp.	2.900%	10/15/20	2,125	2,239
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	4,474	4,976
Berkshire Hathaway Finance Corp.	3.000%	5/15/22	4,350	4,508
Berkshire Hathaway Inc.	3.750%	8/15/21	2,375	2,595
Berkshire Hathaway Inc.	3.000%	2/11/23	2,275	2,349
Brown & Brown Inc.	4.200%	9/15/24	2,225	2,287
Cigna Corp.	5.125%	6/15/20	1,114	1,260
Cigna Corp.	4.500%	3/15/21	2,924	3,215

Intermediate-Term Corporate Bond Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Cigna Corp.	4.000%	2/15/22	2,425	2,640
	CNA Financial Corp.	5.875%	8/15/20	2,852	3,276
	CNA Financial Corp.	5.750%	8/15/21	2,000	2,306
	CNA Financial Corp.	3.950%	5/15/24	2,500	2,584
	Coventry Health Care Inc.	5.450%	6/15/21	3,700	4,270
	Fidelity National Financial Inc.	5.500%	9/1/22	1,475	1,607
	First American Financial Corp.	4.300%	2/1/23	725	729
	First American Financial Corp.	4.600%	11/15/24	2,200	2,270
	Hanover Insurance Group Inc.	6.375%	6/15/21	1,225	1,422
	Hartford Financial Services Group Inc.	5.500%	3/30/20	2,429	2,764
	Hartford Financial Services Group Inc.	5.125%	4/15/22	3,300	3,793
	Humana Inc.	3.150%	12/1/22	1,833	1,825
	Humana Inc.	3.850%	10/1/24	3,350	3,484
	Infinity Property & Casualty Corp.	5.000%	9/19/22	575	618
	Kemper Corp.	4.350%	2/15/25	1,500	1,522
	Lincoln National Corp.	6.250%	2/15/20	250	292
	Lincoln National Corp.	4.200%	3/15/22	2,472	2,640
	Lincoln National Corp.	4.000%	9/1/23	1,325	1,407
	Loews Corp.	2.625%	5/15/23	3,900	3,765
	Manulife Financial Corp.	4.900%	9/17/20	2,975	3,303
	Markel Corp.	5.350%	6/1/21	380	429
	Markel Corp.	4.900%	7/1/22	2,375	2,627
	Markel Corp.	3.625%	3/30/23	1,025	1,050
	Marsh & McLennan Cos. Inc.	4.800%	7/15/21	2,425	2,736
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	825	882
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	2,875	2,970
	MetLife Inc.	4.750%	2/8/21	5,900	6,679
	MetLife Inc.	3.048%	12/15/22	2,275	2,334
	MetLife Inc.	4.368%	9/15/23	4,000	4,440
	MetLife Inc.	3.600%	4/10/24	4,375	4,630
	Montpelier Re Holdings Ltd.	4.700%	10/15/22	675	710
	Navigators Group Inc.	5.750%	10/15/23	1,000	1,092
	Old Republic International Corp.	4.875%	10/1/24	1,700	1,804
	OneBeacon US Holdings Inc.	4.600%	11/9/22	1,225	1,286
	PartnerRe Finance B LLC	5.500%	6/1/20	2,495	2,825
	Primerica Inc.	4.750%	7/15/22	750	826
	Principal Financial Group Inc.	3.300%	9/15/22	725	732
	Principal Financial Group Inc.	3.125%	5/15/23	2,608	2,602
	ProAssurance Corp.	5.300%	11/15/23	700	771
	Progressive Corp.	3.750%	8/23/21	2,763	2,994
	Prudential Financial Inc.	5.375%	6/21/20	2,874	3,289
	Prudential Financial Inc.	4.500%	11/15/20	2,450	2,704
	Prudential Financial Inc.	4.500%	11/16/21	2,680	2,965
	Prudential Financial Inc.	3.500%	5/15/24	3,000	3,106
1	Prudential Financial Inc.	5.875%	9/15/42	3,150	3,394
1	Prudential Financial Inc.	5.625%	6/15/43	7,125	7,570
1	Prudential Financial Inc.	5.200%	3/15/44	2,350	2,385
	Reinsurance Group of America Inc.	5.000%	6/1/21	1,270	1,411
	Reinsurance Group of America Inc.	4.700%	9/15/23	3,100	3,378
	Torchmark Corp.	3.800%	9/15/22	700	728
	Travelers Cos. Inc.	3.900%	11/1/20	1,125	1,214
	Trinity Acquisition plc	4.625%	8/15/23	725	772
	UnitedHealth Group Inc.	3.875%	10/15/20	2,025	2,191
	UnitedHealth Group Inc.	4.700%	2/15/21	1,850	2,084
	UnitedHealth Group Inc.	3.375%	11/15/21	2,575	2,728

108

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
UnitedHealth Group Inc.	2.875%	12/15/21	4,275	4,397
UnitedHealth Group Inc.	2.875%	3/15/22	3,679	3,761
UnitedHealth Group Inc.	2.750%	2/15/23	4,150	4,172
UnitedHealth Group Inc.	2.875%	3/15/23	2,900	2,962
Unum Group	5.625%	9/15/20	1,325	1,505
Unum Group	4.000%	3/15/24	1,650	1,722
Voya Financial Inc.	5.500%	7/15/22	3,125	3,585
Willis Group Holdings plc	5.750%	3/15/21	2,015	2,277
WR Berkley Corp.	5.375%	9/15/20	1,450	1,630
WR Berkley Corp.	4.625%	3/15/22	1,500	1,618
XLIT Ltd.	5.750%	10/1/21	2,765	3,247
XLIT Ltd.	6.375%	11/15/24	680	822

Real Estate Investment Trusts (4.8%)
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	2,065	2,196
Alexandria Real Estate Equities Inc.	3.900%	6/15/23	1,025	1,052
American Campus Communities Operating
Partnership LP	3.750%	4/15/23	3,000	3,036
American Campus Communities Operating
Partnership LP	4.125%	7/1/24	1,900	1,977
Apollo Investment Corp.	5.250%	3/3/25	750	744
AvalonBay Communities Inc.	3.625%	10/1/20	1,600	1,684
AvalonBay Communities Inc.	3.950%	1/15/21	1,000	1,064
AvalonBay Communities Inc.	2.950%	9/15/22	3,114	3,094
AvalonBay Communities Inc.	2.850%	3/15/23	600	589
AvalonBay Communities Inc.	4.200%	12/15/23	1,900	2,037
AvalonBay Communities Inc.	3.500%	11/15/24	1,400	1,435
BioMed Realty LP	4.250%	7/15/22	3,000	3,150
Boston Properties LP	5.625%	11/15/20	5,660	6,574
Boston Properties LP	4.125%	5/15/21	2,675	2,886
Boston Properties LP	3.850%	2/1/23	4,655	4,919
Boston Properties LP	3.125%	9/1/23	1,475	1,475
Boston Properties LP	3.800%	2/1/24	2,175	2,274
Brandywine Operating Partnership LP	3.950%	2/15/23	625	633
Brandywine Operating Partnership LP	4.100%	10/1/24	1,225	1,248
Brixmor Operating Partnership LP	3.850%	2/1/25	4,175	4,222
Camden Property Trust	4.625%	6/15/21	2,100	2,288
Camden Property Trust	2.950%	12/15/22	2,925	2,884
Camden Property Trust	4.250%	1/15/24	2,000	2,127
CBL & Associates LP	5.250%	12/1/23	2,925	3,144
CBL & Associates LP	4.600%	10/15/24	500	511
Corporate Office Properties LP	3.700%	6/15/21	1,300	1,306
Corporate Office Properties LP	3.600%	5/15/23	975	948
Corporate Office Properties LP	5.250%	2/15/24	2,250	2,422
CubeSmart LP	4.800%	7/15/22	575	635
CubeSmart LP	4.375%	12/15/23	1,150	1,239
DCT Industrial Operating Partnership LP	4.500%	10/15/23	1,200	1,270
DDR Corp.	7.875%	9/1/20	2,200	2,735
DDR Corp.	3.500%	1/15/21	2,050	2,102
DDR Corp.	4.625%	7/15/22	2,199	2,362
DDR Corp.	3.375%	5/15/23	1,100	1,087
DDR Corp.	3.625%	2/1/25	975	977
Digital Realty Trust LP	5.250%	3/15/21	2,160	2,382
Digital Realty Trust LP	3.625%	10/1/22	775	780
Duke Realty LP	6.750%	3/15/20	1,650	1,955

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Duke Realty LP	3.875%	2/15/21	1,000	1,052
Duke Realty LP	3.875%	10/15/22	1,650	1,718
Duke Realty LP	3.750%	12/1/24	1,800	1,846
EPR Properties	7.750%	7/15/20	500	603
EPR Properties	5.750%	8/15/22	1,300	1,434
EPR Properties	5.250%	7/15/23	925	993
Equity Commonwealth	5.875%	9/15/20	800	883
Equity One Inc.	3.750%	11/15/22	1,100	1,112
ERP Operating LP	4.750%	7/15/20	3,750	4,145
ERP Operating LP	4.625%	12/15/21	2,650	2,934
ERP Operating LP	3.000%	4/15/23	2,375	2,374
Essex Portfolio LP	3.625%	8/15/22	1,300	1,326
Essex Portfolio LP	3.375%	1/15/23	1,996	2,007
Essex Portfolio LP	3.250%	5/1/23	1,075	1,076
Essex Portfolio LP	3.875%	5/1/24	1,400	1,467
Excel Trust LP	4.625%	5/15/24	825	862
Federal Realty Investment Trust	3.000%	8/1/22	575	581
Federal Realty Investment Trust	2.750%	6/1/23	2,925	2,879
HCP Inc.	5.375%	2/1/21	2,858	3,201
HCP Inc.	3.150%	8/1/22	1,525	1,520
HCP Inc.	4.250%	11/15/23	2,600	2,750
HCP Inc.	4.200%	3/1/24	275	289
HCP Inc.	3.400%	2/1/25	5,725	5,622
Health Care REIT Inc.	6.125%	4/15/20	2,550	2,948
Health Care REIT Inc.	4.950%	1/15/21	1,760	1,947
Health Care REIT Inc.	5.250%	1/15/22	2,140	2,396
Health Care REIT Inc.	3.750%	3/15/23	3,125	3,202
Health Care REIT Inc.	4.500%	1/15/24	2,125	2,286
Healthcare Realty Trust Inc.	5.750%	1/15/21	2,025	2,285
Healthcare Realty Trust Inc.	3.750%	4/15/23	1,150	1,148
Healthcare Trust of America Holdings LP	3.375%	7/15/21	2,025	2,033
Healthcare Trust of America Holdings LP	3.700%	4/15/23	875	874
Highwoods Realty LP	3.200%	6/15/21	3,334	3,374
Highwoods Realty LP	3.625%	1/15/23	700	711
Hospitality Properties Trust	5.000%	8/15/22	1,725	1,836
Hospitality Properties Trust	4.500%	6/15/23	1,875	1,934
Hospitality Properties Trust	4.650%	3/15/24	925	958
Jones Lang LaSalle Inc.	4.400%	11/15/22	925	985
Kilroy Realty LP	3.800%	1/15/23	2,375	2,434
Kimco Realty Corp.	3.200%	5/1/21	2,200	2,242
Kimco Realty Corp.	3.125%	6/1/23	1,100	1,093
Lexington Realty Trust	4.250%	6/15/23	1,325	1,362
Lexington Realty Trust	4.400%	6/15/24	1,200	1,244
Liberty Property LP	4.750%	10/1/20	525	570
Liberty Property LP	4.125%	6/15/22	3,100	3,257
Liberty Property LP	3.375%	6/15/23	1,225	1,217
Liberty Property LP	4.400%	2/15/24	1,825	1,945
Mack-Cali Realty LP	4.500%	4/18/22	2,015	2,039
Mack-Cali Realty LP	3.150%	5/15/23	500	455
Mid-America Apartments LP	4.300%	10/15/23	1,775	1,894
Mid-America Apartments LP	3.750%	6/15/24	2,650	2,735
National Retail Properties Inc.	5.500%	7/15/21	1,300	1,484
National Retail Properties Inc.	3.800%	10/15/22	2,225	2,312
National Retail Properties Inc.	3.300%	4/15/23	900	899
National Retail Properties Inc.	3.900%	6/15/24	2,375	2,464

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Omega Healthcare Investors Inc.	6.750%	10/15/22	1,615	1,708
Omega Healthcare Investors Inc.	5.875%	3/15/24	2,000	2,150
Omega Healthcare Investors Inc.	4.950%	4/1/24	1,850	1,947
3 Omega Healthcare Investors Inc.	4.500%	1/15/25	875	888
Piedmont Operating Partnership LP	3.400%	6/1/23	700	683
Piedmont Operating Partnership LP	4.450%	3/15/24	2,675	2,787
ProLogis LP	6.875%	3/15/20	3,150	3,745
ProLogis LP	3.350%	2/1/21	1,500	1,546
ProLogis LP	4.250%	8/15/23	3,625	3,878
Realty Income Corp.	5.750%	1/15/21	450	516
Realty Income Corp.	3.250%	10/15/22	2,020	2,020
Realty Income Corp.	4.650%	8/1/23	3,725	4,058
Realty Income Corp.	3.875%	7/15/24	2,500	2,587
Regency Centers LP	4.800%	4/15/21	500	550
Regency Centers LP	3.750%	6/15/24	650	667
Retail Opportunity Investments Corp.	5.000%	12/15/23	750	820
Select Income REIT	4.150%	2/1/22	1,275	1,269
Select Income REIT	4.500%	2/1/25	1,775	1,768
Senior Housing Properties Trust	4.750%	5/1/24	2,575	2,678
Simon Property Group LP	4.375%	3/1/21	3,865	4,279
Simon Property Group LP	4.125%	12/1/21	4,950	5,417
Simon Property Group LP	3.375%	3/15/22	2,679	2,798
Simon Property Group LP	2.750%	2/1/23	1,700	1,685
Simon Property Group LP	3.750%	2/1/24	3,625	3,849
Simon Property Group LP	3.375%	10/1/24	2,775	2,860
Tanger Properties LP	3.875%	12/1/23	1,750	1,818
Tanger Properties LP	3.750%	12/1/24	1,000	1,026
UDR Inc.	3.700%	10/1/20	2,575	2,695
UDR Inc.	4.625%	1/10/22	1,700	1,854
UDR Inc.	3.750%	7/1/24	1,500	1,538
Ventas Realty LP	3.750%	5/1/24	2,800	2,882
Ventas Realty LP	3.500%	2/1/25	2,000	2,017
Ventas Realty LP / Ventas Capital Corp.	2.700%	4/1/20	3,125	3,146
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	3,045	3,340
Ventas Realty LP / Ventas Capital Corp.	4.250%	3/1/22	895	953
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	950	953
Vornado Realty LP	5.000%	1/15/22	1,200	1,325
Washington REIT	4.950%	10/1/20	425	458
Washington REIT	3.950%	10/15/22	1,050	1,066
Weingarten Realty Investors	3.375%	10/15/22	600	601
Weingarten Realty Investors	3.500%	4/15/23	2,975	2,980
Weingarten Realty Investors	4.450%	1/15/24	725	769
WP Carey Inc.	4.600%	4/1/24	2,100	2,179
WP Carey Inc.	4.000%	2/1/25	2,050	2,037
				1,824,891
Industrial (61.5%)
Basic Industry (6.1%)
Agrium Inc.	3.150%	10/1/22	2,780	2,773
Agrium Inc.	3.500%	6/1/23	3,925	3,996
Agrium Inc.	3.375%	3/15/25	500	498
Air Products & Chemicals Inc.	3.000%	11/3/21	1,650	1,703
Air Products & Chemicals Inc.	2.750%	2/3/23	1,400	1,399
Air Products & Chemicals Inc.	3.350%	7/31/24	1,475	1,540
Airgas Inc.	2.900%	11/15/22	1,050	1,038
Airgas Inc.	3.650%	7/15/24	1,750	1,798

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Albemarle Corp.	4.500%	12/15/20	1,225	1,307
Albemarle Corp.	4.150%	12/1/24	2,225	2,312
Barrick Gold Corp.	3.850%	4/1/22	5,325	5,280
Barrick Gold Corp.	4.100%	5/1/23	6,871	6,845
Barrick North America Finance LLC	4.400%	5/30/21	5,451	5,668
BHP Billiton Finance USA Ltd.	3.250%	11/21/21	6,725	7,041
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	6,305	6,416
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	4,375	4,741
Braskem Finance Ltd.	6.450%	2/3/24	3,175	3,178
Cabot Corp.	3.700%	7/15/22	3,450	3,570
Carpenter Technology Corp.	5.200%	7/15/21	200	215
Carpenter Technology Corp.	4.450%	3/1/23	1,500	1,531
Celulosa Arauco y Constitucion SA	4.750%	1/11/22	2,325	2,450
Celulosa Arauco y Constitucion SA	4.500%	8/1/24	2,600	2,689
CF Industries Inc.	7.125%	5/1/20	4,890	5,905
CF Industries Inc.	3.450%	6/1/23	2,400	2,428
Cytec Industries Inc.	3.500%	4/1/23	1,081	1,082
Domtar Corp.	4.400%	4/1/22	446	463
Dow Chemical Co.	4.250%	11/15/20	5,200	5,668
Dow Chemical Co.	4.125%	11/15/21	6,448	6,962
Dow Chemical Co.	3.000%	11/15/22	6,818	6,857
Dow Chemical Co.	3.500%	10/1/24	2,950	2,999
Eastman Chemical Co.	4.500%	1/15/21	500	538
Eastman Chemical Co.	3.600%	8/15/22	6,083	6,289
Ecolab Inc.	4.350%	12/8/21	5,475	6,008
EI du Pont de Nemours & Co.	3.625%	1/15/21	3,325	3,546
EI du Pont de Nemours & Co.	4.250%	4/1/21	2,450	2,677
EI du Pont de Nemours & Co.	2.800%	2/15/23	4,700	4,701
FMC Corp.	3.950%	2/1/22	775	815
FMC Corp.	4.100%	2/1/24	2,150	2,271
Freeport-McMoRan Inc.	3.100%	3/15/20	4,067	3,901
Freeport-McMoRan Inc.	4.000%	11/14/21	3,500	3,371
Freeport-McMoRan Inc.	3.550%	3/1/22	10,275	9,379
Freeport-McMoRan Inc.	3.875%	3/15/23	6,605	6,070
Freeport-McMoRan Inc.	4.550%	11/14/24	4,000	3,776
Georgia-Pacific LLC	8.000%	1/15/24	2,080	2,761
Goldcorp Inc.	3.625%	6/9/21	2,000	2,055
Goldcorp Inc.	3.700%	3/15/23	4,200	4,233
International Paper Co.	7.500%	8/15/21	4,740	5,972
International Paper Co.	4.750%	2/15/22	2,550	2,834
International Paper Co.	3.650%	6/15/24	4,500	4,597
Kinross Gold Corp.	5.125%	9/1/21	2,550	2,605
Kinross Gold Corp.	5.950%	3/15/24	1,300	1,289
LYB International Finance BV	4.000%	7/15/23	5,000	5,319
LyondellBasell Industries NV	6.000%	11/15/21	5,875	6,947
LyondellBasell Industries NV	5.750%	4/15/24	2,525	2,967
Methanex Corp.	4.250%	12/1/24	1,250	1,260
Monsanto Co.	2.750%	7/15/21	5,300	5,402
Monsanto Co.	3.375%	7/15/24	3,000	3,124
Mosaic Co.	3.750%	11/15/21	1,925	2,039
Mosaic Co.	4.250%	11/15/23	3,250	3,506
NewMarket Corp.	4.100%	12/15/22	1,050	1,086
Newmont Mining Corp.	3.500%	3/15/22	5,757	5,649
Nucor Corp.	4.125%	9/15/22	2,630	2,803
Nucor Corp.	4.000%	8/1/23	3,825	4,015

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Packaging Corp. of America	3.900%	6/15/22	1,675	1,731
Packaging Corp. of America	4.500%	11/1/23	4,805	5,151
Packaging Corp. of America	3.650%	9/15/24	1,000	1,002
Plains Exploration & Production Co.	6.500%	11/15/20	2,138	2,266
Plains Exploration & Production Co.	6.750%	2/1/22	2,814	2,955
Plains Exploration & Production Co.	6.875%	2/15/23	2,759	2,945
Plum Creek Timberlands LP	4.700%	3/15/21	2,800	3,056
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	3,475	3,877
Potash Corp. of Saskatchewan Inc.	3.625%	3/15/24	2,575	2,704
PPG Industries Inc.	3.600%	11/15/20	5,602	5,899
Praxair Inc.	4.050%	3/15/21	2,775	3,045
Praxair Inc.	3.000%	9/1/21	3,000	3,117
Praxair Inc.	2.450%	2/15/22	3,900	3,901
Praxair Inc.	2.200%	8/15/22	1,218	1,190
Praxair Inc.	2.650%	2/5/25	500	498
Rayonier Inc.	3.750%	4/1/22	1,750	1,775
Reliance Steel & Aluminum Co.	4.500%	4/15/23	1,675	1,682
Rio Tinto Finance USA Ltd.	3.500%	11/2/20	7,025	7,409
Rio Tinto Finance USA Ltd.	4.125%	5/20/21	4,379	4,721
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	5,250	5,480
Rio Tinto Finance USA plc	3.500%	3/22/22	3,100	3,229
Rio Tinto Finance USA plc	2.875%	8/21/22	4,081	4,081
Rock-Tenn Co.	3.500%	3/1/20	1,750	1,787
Rock-Tenn Co.	4.900%	3/1/22	2,000	2,182
Rock-Tenn Co.	4.000%	3/1/23	2,120	2,189
Rockwood Specialties Group Inc.	4.625%	10/15/20	4,750	4,952
RPM International Inc.	3.450%	11/15/22	1,775	1,769
Sigma-Aldrich Corp.	3.375%	11/1/20	240	250
Southern Copper Corp.	5.375%	4/16/20	3,200	3,485
Southern Copper Corp.	3.500%	11/8/22	1,200	1,161
Syngenta Finance NV	3.125%	3/28/22	1,700	1,719
Teck Resources Ltd.	4.500%	1/15/21	3,900	3,900
Teck Resources Ltd.	4.750%	1/15/22	1,286	1,268
Teck Resources Ltd.	3.750%	2/1/23	3,850	3,571
Vale Overseas Ltd.	4.625%	9/15/20	3,725	3,759
Vale Overseas Ltd.	4.375%	1/11/22	11,190	10,790
Valspar Corp.	4.200%	1/15/22	2,400	2,561
Westlake Chemical Corp.	3.600%	7/15/22	200	201
Weyerhaeuser Co.	4.625%	9/15/23	2,000	2,195
Weyerhaeuser Co.	8.500%	1/15/25	1,375	1,844
Yamana Gold Inc.	4.950%	7/15/24	1,735	1,724

Capital Goods (4.8%)
3M Co.	2.000%	6/26/22	1,475	1,455
ABB Finance USA Inc.	2.875%	5/8/22	4,975	5,065
Avery Dennison Corp.	3.350%	4/15/23	1,500	1,522
Bemis Co. Inc.	4.500%	10/15/21	2,625	2,892
Boeing Co.	8.750%	8/15/21	800	1,106
Boeing Co.	2.350%	10/30/21	2,000	1,991
Boeing Co.	7.950%	8/15/24	1,615	2,297
Boeing Co.	2.850%	10/30/24	3,025	3,095
Carlisle Cos. Inc.	3.750%	11/15/22	2,475	2,530
Caterpillar Financial Services Corp.	2.850%	6/1/22	2,300	2,335
Caterpillar Financial Services Corp.	2.625%	3/1/23	2,600	2,581
Caterpillar Financial Services Corp.	3.750%	11/24/23	2,200	2,372

Intermediate-Term Corporate Bond Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Caterpillar Financial Services Corp.	3.300%	6/9/24	2,000	2,082
	Caterpillar Financial Services Corp.	3.250%	12/1/24	500	519
	Caterpillar Inc.	3.900%	5/27/21	3,003	3,282
	Caterpillar Inc.	2.600%	6/26/22	3,300	3,312
	Caterpillar Inc.	3.400%	5/15/24	6,100	6,407
	Cooper US Inc.	3.875%	12/15/20	100	107
	Crane Co.	4.450%	12/15/23	2,100	2,242
	CRH America Inc.	5.750%	1/15/21	1,884	2,182
	Danaher Corp.	3.900%	6/23/21	2,650	2,891
	Deere & Co.	2.600%	6/8/22	4,300	4,309
	Dover Corp.	4.300%	3/1/21	2,750	3,064
	Eaton Corp.	2.750%	11/2/22	8,325	8,407
3	Embraer Overseas Ltd.	5.696%	9/16/23	3,361	3,550
	Embraer SA	5.150%	6/15/22	1,500	1,583
	Emerson Electric Co.	4.250%	11/15/20	1,075	1,185
	Emerson Electric Co.	2.625%	2/15/23	2,650	2,663
	Exelis Inc.	5.550%	10/1/21	2,875	3,146
	Flowserve Corp.	3.500%	9/15/22	3,025	3,058
	Flowserve Corp.	4.000%	11/15/23	1,075	1,123
	General Dynamics Corp.	3.875%	7/15/21	1,800	1,951
	General Dynamics Corp.	2.250%	11/15/22	5,300	5,165
	General Electric Co.	2.700%	10/9/22	15,500	15,792
	General Electric Co.	3.375%	3/11/24	3,500	3,706
	Honeywell International Inc.	4.250%	3/1/21	3,867	4,337
	Honeywell International Inc.	3.350%	12/1/23	1,900	2,011
	IDEX Corp.	4.200%	12/15/21	2,775	2,903
	Illinois Tool Works Inc.	3.375%	9/15/21	977	1,034
	Illinois Tool Works Inc.	3.500%	3/1/24	3,230	3,407
	Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	2,800	3,009
	Ingersoll-Rand Luxembourg Finance SA	2.625%	5/1/20	1,250	1,248
	Ingersoll-Rand Luxembourg Finance SA	3.550%	11/1/24	3,168	3,192
	John Deere Capital Corp.	2.800%	3/4/21	4,100	4,181
	John Deere Capital Corp.	3.900%	7/12/21	2,900	3,148
	John Deere Capital Corp.	3.150%	10/15/21	2,750	2,870
	John Deere Capital Corp.	2.750%	3/15/22	2,150	2,170
	John Deere Capital Corp.	2.800%	1/27/23	2,575	2,592
	John Deere Capital Corp.	3.350%	6/12/24	800	842
	Joy Global Inc.	5.125%	10/15/21	2,550	2,829
	Kennametal Inc.	3.875%	2/15/22	750	773
	L-3 Communications Corp.	4.750%	7/15/20	4,309	4,635
	L-3 Communications Corp.	4.950%	2/15/21	4,300	4,729
	L-3 Communications Corp.	3.950%	5/28/24	2,000	2,041
	Leggett & Platt Inc.	3.800%	11/15/24	2,300	2,380
	Legrand France SA	8.500%	2/15/25	1,435	2,038
	Lockheed Martin Corp.	3.350%	9/15/21	4,150	4,394
	Lockheed Martin Corp.	2.900%	3/1/25	2,000	2,014
	Martin Marietta Materials Inc.	4.250%	7/2/24	1,500	1,570
	Mohawk Industries Inc.	3.850%	2/1/23	3,565	3,607
	Northrop Grumman Corp.	3.500%	3/15/21	2,225	2,333
	Northrop Grumman Corp.	3.250%	8/1/23	4,565	4,691
	Owens Corning	4.200%	12/15/22	3,275	3,437
	Owens Corning	4.200%	12/1/24	750	777
	Parker Hannifin Corp.	3.500%	9/15/22	1,420	1,504
	Parker Hannifin Corp.	3.300%	11/21/24	3,600	3,766
	Pentair Finance SA	5.000%	5/15/21	2,720	3,046

114

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Pentair Finance SA	3.150%	9/15/22	1,300	1,290
Precision Castparts Corp.	2.500%	1/15/23	2,375	2,339
Raytheon Co.	3.125%	10/15/20	4,775	4,973
Raytheon Co.	2.500%	12/15/22	3,500	3,464
Republic Services Inc.	5.000%	3/1/20	3,242	3,609
Republic Services Inc.	5.250%	11/15/21	3,883	4,432
Republic Services Inc.	3.550%	6/1/22	2,608	2,710
Republic Services Inc.	4.750%	5/15/23	1,670	1,874
Rockwell Collins Inc.	3.100%	11/15/21	559	579
Rockwell Collins Inc.	3.700%	12/15/23	1,290	1,372
Roper Industries Inc.	3.125%	11/15/22	2,247	2,224
Snap-on Inc.	6.125%	9/1/21	1,410	1,686
Sonoco Products Co.	4.375%	11/1/21	775	834
Stanley Black & Decker Inc.	3.400%	12/1/21	2,175	2,275
Stanley Black & Decker Inc.	2.900%	11/1/22	2,500	2,526
Textron Inc.	3.650%	3/1/21	1,000	1,040
Textron Inc.	4.300%	3/1/24	1,500	1,584
3 Timken CO	3.875%	9/1/24	1,000	1,014
Tyco International Finance SA / Tyco Fire &
Security Finance SCA	6.875%	1/15/21	1,700	2,029
United Technologies Corp.	4.500%	4/15/20	6,990	7,806
United Technologies Corp.	3.100%	6/1/22	10,704	11,144
Valmont Industries Inc.	6.625%	4/20/20	668	784
Waste Management Inc.	4.750%	6/30/20	3,100	3,435
Waste Management Inc.	4.600%	3/1/21	1,280	1,414
Waste Management Inc.	2.900%	9/15/22	1,300	1,305
Waste Management Inc.	3.500%	5/15/24	1,950	2,030
Waste Management Inc.	3.125%	3/1/25	1,500	1,506
Xylem Inc.	4.875%	10/1/21	2,350	2,574

Communication (9.0%)
21st Century Fox America Inc.	5.650%	8/15/20	1,600	1,848
21st Century Fox America Inc.	4.500%	2/15/21	3,350	3,694
21st Century Fox America Inc.	3.000%	9/15/22	5,900	5,977
21st Century Fox America Inc.	8.875%	4/26/23	1,000	1,359
21st Century Fox America Inc.	4.000%	10/1/23	1,150	1,239
21st Century Fox America Inc.	3.700%	9/15/24	1,150	1,215
America Movil SAB de CV	5.000%	3/30/20	9,256	10,451
America Movil SAB de CV	3.125%	7/16/22	7,362	7,497
American Tower Corp.	5.050%	9/1/20	4,406	4,816
American Tower Corp.	3.450%	9/15/21	2,300	2,306
American Tower Corp.	5.900%	11/1/21	2,374	2,716
American Tower Corp.	4.700%	3/15/22	2,750	2,949
American Tower Corp.	3.500%	1/31/23	6,940	6,767
AT&T Inc.	4.450%	5/15/21	5,105	5,523
AT&T Inc.	3.875%	8/15/21	6,354	6,662
AT&T Inc.	3.000%	2/15/22	6,350	6,292
AT&T Inc.	2.625%	12/1/22	7,375	7,112
AT&T Inc.	3.900%	3/11/24	3,725	3,878
CBS Corp.	5.750%	4/15/20	2,915	3,344
CBS Corp.	4.300%	2/15/21	2,400	2,586
CBS Corp.	3.375%	3/1/22	867	877
CBS Corp.	3.700%	8/15/24	2,750	2,817
CBS Corp.	3.500%	1/15/25	2,750	2,769
CC Holdings GS V LLC / Crown Castle GS III Corp.	3.849%	4/15/23	6,732	6,803

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	5,188	7,556
Comcast Corp.	5.150%	3/1/20	4,425	5,084
Comcast Corp.	3.125%	7/15/22	3,925	4,061
Comcast Corp.	2.850%	1/15/23	3,150	3,188
Comcast Corp.	3.600%	3/1/24	6,600	7,068
Comcast Corp.	3.375%	2/15/25	2,625	2,740
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.200%	3/15/20	4,815	5,413
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.600%	2/15/21	3,620	3,925
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.000%	3/1/21	3,950	4,385
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.800%	3/15/22	7,735	7,987
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.450%	4/1/24	6,625	7,059
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.950%	1/15/25	7,900	8,110
Discovery Communications LLC	5.050%	6/1/20	4,675	5,174
Discovery Communications LLC	4.375%	6/15/21	2,700	2,888
Discovery Communications LLC	3.300%	5/15/22	1,800	1,803
Discovery Communications LLC	3.250%	4/1/23	1,900	1,884
Discovery Communications LLC	3.450%	3/15/25	1,850	1,847
GTE Corp.	8.750%	11/1/21	1,175	1,518
Historic TW Inc.	9.150%	2/1/23	2,195	3,015
Interpublic Group of Cos. Inc.	3.750%	2/15/23	1,875	1,901
Interpublic Group of Cos. Inc.	4.200%	4/15/24	3,275	3,472
Moody’s Corp.	5.500%	9/1/20	2,700	3,092
Moody’s Corp.	4.500%	9/1/22	1,971	2,127
Moody’s Corp.	4.875%	2/15/24	4,300	4,752
NBCUniversal Media LLC	5.150%	4/30/20	9,465	10,898
NBCUniversal Media LLC	4.375%	4/1/21	9,251	10,261
NBCUniversal Media LLC	2.875%	1/15/23	5,250	5,305
Omnicom Group Inc.	4.450%	8/15/20	2,450	2,696
Omnicom Group Inc.	3.625%	5/1/22	7,350	7,728
Omnicom Group Inc.	3.650%	11/1/24	5,450	5,631
Orange SA	4.125%	9/14/21	4,500	4,905
Qwest Corp.	6.750%	12/1/21	4,040	4,664
Reed Elsevier Capital Inc.	3.125%	10/15/22	5,406	5,387
Rogers Communications Inc.	3.000%	3/15/23	1,950	1,941
Rogers Communications Inc.	4.100%	10/1/23	3,800	4,050
Scripps Networks Interactive Inc.	3.900%	11/15/24	1,900	1,990
Telefonica Emisiones SAU	5.134%	4/27/20	4,732	5,340
Telefonica Emisiones SAU	5.462%	2/16/21	8,320	9,587
Telefonica Emisiones SAU	4.570%	4/27/23	2,625	2,928
Thomson Reuters Corp.	3.950%	9/30/21	4,527	4,806
Thomson Reuters Corp.	4.300%	11/23/23	1,800	1,944
Thomson Reuters Corp.	3.850%	9/29/24	1,900	1,962
Time Warner Cable Inc.	4.125%	2/15/21	4,625	4,919
Time Warner Cable Inc.	4.000%	9/1/21	4,516	4,777
Time Warner Cos. Inc.	7.570%	2/1/24	1,720	2,234
Time Warner Entertainment Co. LP	8.375%	3/15/23	2,230	2,968
Time Warner Inc.	4.875%	3/15/20	4,724	5,313
Time Warner Inc.	4.700%	1/15/21	4,550	5,092
Time Warner Inc.	4.750%	3/29/21	3,150	3,524

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Time Warner Inc.	4.000%	1/15/22	2,375	2,537
Time Warner Inc.	3.400%	6/15/22	2,401	2,475
Time Warner Inc.	4.050%	12/15/23	2,175	2,339
Time Warner Inc.	3.550%	6/1/24	4,905	5,063
Verizon Communications Inc.	4.500%	9/15/20	19,555	21,509
Verizon Communications Inc.	3.450%	3/15/21	4,975	5,170
Verizon Communications Inc.	4.600%	4/1/21	7,788	8,597
Verizon Communications Inc.	3.000%	11/1/21	6,685	6,757
Verizon Communications Inc.	3.500%	11/1/21	7,468	7,760
Verizon Communications Inc.	2.450%	11/1/22	8,240	7,928
Verizon Communications Inc.	5.150%	9/15/23	48,000	55,068
Verizon Communications Inc.	4.150%	3/15/24	8,175	8,762
Verizon Communications Inc.	3.500%	11/1/24	11,450	11,717
Viacom Inc.	4.500%	3/1/21	1,655	1,784
Viacom Inc.	3.875%	12/15/21	3,625	3,784
Viacom Inc.	3.125%	6/15/22	2,550	2,523
Viacom Inc.	4.250%	9/1/23	3,975	4,152
Viacom Inc.	3.875%	4/1/24	2,325	2,380
Vodafone Group plc	4.375%	3/16/21	2,200	2,424
Vodafone Group plc	2.500%	9/26/22	3,200	3,072
Vodafone Group plc	2.950%	2/19/23	7,088	7,010
Walt Disney Co.	3.750%	6/1/21	1,275	1,383
Walt Disney Co.	2.750%	8/16/21	5,425	5,580
Walt Disney Co.	2.550%	2/15/22	3,000	3,016
Walt Disney Co.	2.350%	12/1/22	3,350	3,339
WPP Finance 2010	4.750%	11/21/21	9	10
WPP Finance 2010	3.625%	9/7/22	4,925	5,125
WPP Finance 2010	3.750%	9/19/24	3,650	3,827

Consumer Cyclical (7.1%)
Advance Auto Parts Inc.	5.750%	5/1/20	1,200	1,351
Advance Auto Parts Inc.	4.500%	1/15/22	1,600	1,712
Advance Auto Parts Inc.	4.500%	12/1/23	1,600	1,720
3 Alibaba Group Holding Ltd.	3.125%	11/28/21	6,300	6,341
3 Alibaba Group Holding Ltd.	3.600%	11/28/24	9,400	9,479
Amazon.com Inc.	3.300%	12/5/21	6,500	6,743
Amazon.com Inc.	2.500%	11/29/22	5,350	5,233
Amazon.com Inc.	3.800%	12/5/24	6,160	6,480
AutoZone Inc.	4.000%	11/15/20	1,984	2,120
AutoZone Inc.	3.700%	4/15/22	4,900	5,106
AutoZone Inc.	2.875%	1/15/23	1,425	1,403
Bed Bath & Beyond Inc.	3.749%	8/1/24	2,825	2,928
BorgWarner Inc.	4.625%	9/15/20	75	83
Brinker International Inc.	3.875%	5/15/23	2,500	2,482
Carnival Corp.	3.950%	10/15/20	3,050	3,239
3 CDK Global Inc.	4.500%	10/15/24	1,550	1,594
Costco Wholesale Corp.	2.250%	2/15/22	2,000	1,983
Cummins Inc.	3.650%	10/1/23	2,025	2,164
CVS Health Corp.	4.750%	5/18/20	2,517	2,831
CVS Health Corp.	2.750%	12/1/22	4,175	4,202
CVS Health Corp.	4.000%	12/5/23	7,000	7,588
CVS Health Corp.	3.375%	8/12/24	2,500	2,602
Delphi Corp.	6.125%	5/15/21	3,000	3,247
Delphi Corp.	5.000%	2/15/23	2,500	2,694
Delphi Corp.	4.150%	3/15/24	2,750	2,908

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Dollar General Corp.	3.250%	4/15/23	4,000	3,862
eBay Inc.	3.250%	10/15/20	2,300	2,366
eBay Inc.	2.875%	8/1/21	3,200	3,160
eBay Inc.	2.600%	7/15/22	3,975	3,778
eBay Inc.	3.450%	8/1/24	3,300	3,225
Expedia Inc.	5.950%	8/15/20	5,100	5,728
Family Dollar Stores Inc.	5.000%	2/1/21	1,065	1,126
Ford Motor Credit Co. LLC	5.750%	2/1/21	6,585	7,663
Ford Motor Credit Co. LLC	5.875%	8/2/21	7,177	8,459
Ford Motor Credit Co. LLC	3.219%	1/9/22	7,000	7,157
Ford Motor Credit Co. LLC	4.250%	9/20/22	5,675	6,164
Ford Motor Credit Co. LLC	4.375%	8/6/23	6,425	7,010
Ford Motor Credit Co. LLC	3.664%	9/8/24	200	206
Gap Inc.	5.950%	4/12/21	6,572	7,473
Home Depot Inc.	3.950%	9/15/20	2,000	2,200
Home Depot Inc.	4.400%	4/1/21	4,563	5,119
Home Depot Inc.	2.700%	4/1/23	6,650	6,739
Home Depot Inc.	3.750%	2/15/24	3,675	3,993
Host Hotels & Resorts LP	6.000%	10/1/21	3,100	3,565
Host Hotels & Resorts LP	5.250%	3/15/22	1,997	2,197
Host Hotels & Resorts LP	4.750%	3/1/23	2,884	3,053
Host Hotels & Resorts LP	3.750%	10/15/23	1,700	1,723
Hyatt Hotels Corp.	5.375%	8/15/21	800	907
Hyatt Hotels Corp.	3.375%	7/15/23	975	980
Johnson Controls Inc.	5.000%	3/30/20	1,225	1,359
Johnson Controls Inc.	4.250%	3/1/21	4,114	4,434
Johnson Controls Inc.	3.750%	12/1/21	2,496	2,612
Johnson Controls Inc.	3.625%	7/2/24	1,200	1,244
Kohl’s Corp.	4.000%	11/1/21	2,670	2,820
Kohl’s Corp.	3.250%	2/1/23	2,475	2,426
Lowe’s Cos. Inc.	4.625%	4/15/20	3,275	3,632
Lowe’s Cos. Inc.	3.750%	4/15/21	1,000	1,085
Lowe’s Cos. Inc.	3.800%	11/15/21	4,249	4,623
Lowe’s Cos. Inc.	3.120%	4/15/22	1,800	1,864
Lowe’s Cos. Inc.	3.875%	9/15/23	4,016	4,336
Lowe’s Cos. Inc.	3.125%	9/15/24	2,325	2,388
Macy’s Retail Holdings Inc.	3.875%	1/15/22	2,900	3,061
Macy’s Retail Holdings Inc.	2.875%	2/15/23	2,621	2,602
Macy’s Retail Holdings Inc.	4.375%	9/1/23	3,300	3,580
Macy’s Retail Holdings Inc.	3.625%	6/1/24	2,360	2,433
Magna International Inc.	3.625%	6/15/24	2,750	2,824
Marriott International Inc.	3.375%	10/15/20	4,775	4,983
Marriott International Inc.	3.250%	9/15/22	400	406
MasterCard Inc.	3.375%	4/1/24	5,500	5,771
McDonald’s Corp.	3.500%	7/15/20	2,425	2,596
McDonald’s Corp.	3.625%	5/20/21	2,471	2,647
McDonald’s Corp.	2.625%	1/15/22	3,793	3,838
McDonald’s Corp.	3.250%	6/10/24	1,650	1,700
NIKE Inc.	2.250%	5/1/23	1,300	1,281
Nordstrom Inc.	4.750%	5/1/20	2,775	3,105
Nordstrom Inc.	4.000%	10/15/21	2,125	2,299
NVR Inc.	3.950%	9/15/22	2,090	2,190
O’Reilly Automotive Inc.	4.875%	1/14/21	1,735	1,930
O’Reilly Automotive Inc.	4.625%	9/15/21	1,596	1,760
O’Reilly Automotive Inc.	3.800%	9/1/22	1,700	1,766

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
O’Reilly Automotive Inc.	3.850%	6/15/23	1,950	2,022
QVC Inc.	5.125%	7/2/22	1,825	1,936
QVC Inc.	4.375%	3/15/23	3,200	3,243
QVC Inc.	4.850%	4/1/24	2,750	2,838
QVC Inc.	4.450%	2/15/25	2,250	2,274
Ross Stores Inc.	3.375%	9/15/24	925	944
Signet UK Finance plc	4.700%	6/15/24	2,375	2,399
Staples Inc.	4.375%	1/12/23	2,025	2,017
Starbucks Corp.	3.850%	10/1/23	3,400	3,682
Starwood Hotels & Resorts Worldwide Inc.	3.125%	2/15/23	1,525	1,498
Target Corp.	3.875%	7/15/20	2,500	2,738
Target Corp.	2.900%	1/15/22	3,750	3,857
Target Corp.	3.500%	7/1/24	7,075	7,541
3 Tiffany & Co.	3.800%	10/1/24	950	961
TJX Cos. Inc.	2.750%	6/15/21	1,975	2,011
TJX Cos. Inc.	2.500%	5/15/23	2,625	2,572
Toyota Motor Credit Corp.	4.500%	6/17/20	3,050	3,412
Toyota Motor Credit Corp.	4.250%	1/11/21	1,875	2,071
Toyota Motor Credit Corp.	2.750%	5/17/21	2,500	2,569
Toyota Motor Credit Corp.	3.400%	9/15/21	4,600	4,911
Toyota Motor Credit Corp.	3.300%	1/12/22	4,875	5,168
Toyota Motor Credit Corp.	2.625%	1/10/23	2,854	2,884
VF Corp.	3.500%	9/1/21	2,240	2,398
Wal-Mart Stores Inc.	3.625%	7/8/20	5,458	5,896
Wal-Mart Stores Inc.	3.250%	10/25/20	8,158	8,739
Wal-Mart Stores Inc.	4.250%	4/15/21	4,300	4,791
Wal-Mart Stores Inc.	2.550%	4/11/23	8,950	8,991
Wal-Mart Stores Inc.	3.300%	4/22/24	9,375	9,939
Walgreen Co.	3.100%	9/15/22	6,129	6,213
Walgreens Boots Alliance Inc.	3.300%	11/18/21	6,000	6,167
Walgreens Boots Alliance Inc.	3.800%	11/18/24	7,550	7,831
Western Union Co.	5.253%	4/1/20	1,175	1,306
Wyndham Worldwide Corp.	4.250%	3/1/22	2,350	2,452
Wyndham Worldwide Corp.	3.900%	3/1/23	4,100	4,104
Yum! Brands Inc.	3.875%	11/1/20	2,350	2,458

Consumer Noncyclical (14.0%)
Abbott Laboratories	4.125%	5/27/20	2,260	2,498
AbbVie Inc.	2.900%	11/6/22	12,454	12,474
Actavis Funding SCS	3.850%	6/15/24	5,225	5,296
Actavis Inc.	3.250%	10/1/22	10,125	9,993
Agilent Technologies Inc.	5.000%	7/15/20	1,825	1,993
Agilent Technologies Inc.	3.200%	10/1/22	2,700	2,647
Agilent Technologies Inc.	3.875%	7/15/23	2,900	2,968
Allergan Inc.	3.375%	9/15/20	1,875	1,921
Allergan Inc.	2.800%	3/15/23	2,050	1,958
Altria Group Inc.	4.750%	5/5/21	8,624	9,606
Altria Group Inc.	2.850%	8/9/22	3,875	3,871
Altria Group Inc.	2.950%	5/2/23	4,250	4,224
Altria Group Inc.	4.000%	1/31/24	7,975	8,538
AmerisourceBergen Corp.	3.500%	11/15/21	2,100	2,202
AmerisourceBergen Corp.	3.400%	5/15/24	2,700	2,759
AmerisourceBergen Corp.	3.250%	3/1/25	600	605
Amgen Inc.	4.500%	3/15/20	2,725	3,000
Amgen Inc.	3.450%	10/1/20	3,792	4,012

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Amgen Inc.	4.100%	6/15/21	3,375	3,658
Amgen Inc.	3.875%	11/15/21	6,300	6,762
Amgen Inc.	3.625%	5/15/22	3,425	3,597
Amgen Inc.	3.625%	5/22/24	7,250	7,561
Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	8,528	8,431
Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	6,100	6,458
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	4,575	5,196
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	1,950	2,158
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	9,513	9,364
Archer-Daniels-Midland Co.	4.479%	3/1/21	2,925	3,243
Baxter International Inc.	4.250%	3/15/20	1,525	1,665
Baxter International Inc.	2.400%	8/15/22	2,700	2,616
Baxter International Inc.	3.200%	6/15/23	3,675	3,716
Beam Suntory Inc.	3.250%	5/15/22	475	478
Beam Suntory Inc.	3.250%	6/15/23	1,050	1,049
Becton Dickinson & Co.	3.250%	11/12/20	3,835	3,972
Becton Dickinson & Co.	3.125%	11/8/21	4,750	4,860
Becton Dickinson & Co.	3.734%	12/15/24	6,650	6,976
Bio-Rad Laboratories Inc.	4.875%	12/15/20	3,400	3,655
Boston Scientific Corp.	4.125%	10/1/23	3,045	3,193
Bristol-Myers Squibb Co.	2.000%	8/1/22	3,700	3,574
Bristol-Myers Squibb Co.	7.150%	6/15/23	900	1,188
Bristol-Myers Squibb Co.	3.250%	11/1/23	2,350	2,453
Brown-Forman Corp.	2.250%	1/15/23	1,175	1,127
Campbell Soup Co.	4.250%	4/15/21	2,100	2,277
Campbell Soup Co.	2.500%	8/2/22	2,075	2,008
Cardinal Health Inc.	4.625%	12/15/20	1,425	1,575
Cardinal Health Inc.	3.200%	6/15/22	1,200	1,214
Cardinal Health Inc.	3.200%	3/15/23	4,025	4,092
CareFusion Corp.	3.300%	3/1/23	2,150	2,161
Catholic Health Initiatives Colorado GO	2.950%	11/1/22	1,800	1,778
Celgene Corp.	3.950%	10/15/20	2,966	3,194
Celgene Corp.	3.250%	8/15/22	4,770	4,873
Celgene Corp.	4.000%	8/15/23	3,200	3,448
Celgene Corp.	3.625%	5/15/24	4,150	4,331
Church & Dwight Co. Inc.	2.875%	10/1/22	900	896
Clorox Co.	3.800%	11/15/21	3,288	3,533
Clorox Co.	3.050%	9/15/22	2,100	2,105
Clorox Co.	3.500%	12/15/24	600	608
Coca-Cola Co.	2.450%	11/1/20	3,800	3,907
Coca-Cola Co.	3.150%	11/15/20	6,177	6,547
Coca-Cola Co.	3.300%	9/1/21	4,975	5,288
Coca-Cola Co.	2.500%	4/1/23	4,075	4,106
Coca-Cola Co.	3.200%	11/1/23	7,825	8,220
Coca-Cola Enterprises Inc.	3.500%	9/15/20	3,875	4,092
Coca-Cola Enterprises Inc.	3.250%	8/19/21	425	441
Coca-Cola Enterprises Inc.	4.500%	9/1/21	1,500	1,648
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	4,500	4,819
Coca-Cola Refreshments USA Inc.	8.500%	2/1/22	975	1,331
Colgate-Palmolive Co.	2.450%	11/15/21	2,875	2,916
Colgate-Palmolive Co.	2.300%	5/3/22	2,650	2,635
Colgate-Palmolive Co.	1.950%	2/1/23	3,475	3,352
Colgate-Palmolive Co.	2.100%	5/1/23	650	630
Colgate-Palmolive Co.	3.250%	3/15/24	4,025	4,249
ConAgra Foods Inc.	3.250%	9/15/22	1,925	1,910

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
ConAgra Foods Inc.	3.200%	1/25/23	4,223	4,166
Covidien International Finance SA	4.200%	6/15/20	2,450	2,683
Covidien International Finance SA	3.200%	6/15/22	3,580	3,710
Covidien International Finance SA	2.950%	6/15/23	3,975	4,023
CR Bard Inc.	4.400%	1/15/21	3,245	3,553
DENTSPLY International Inc.	4.125%	8/15/21	1,880	1,988
Diageo Capital plc	4.828%	7/15/20	2,885	3,264
Diageo Capital plc	2.625%	4/29/23	7,061	6,978
Diageo Investment Corp.	2.875%	5/11/22	4,300	4,361
Dignity Health	3.812%	11/1/24	2,300	2,415
Dignity Health California GO	3.125%	11/1/22	800	799
Dr Pepper Snapple Group Inc.	3.200%	11/15/21	1,475	1,542
Dr Pepper Snapple Group Inc.	2.700%	11/15/22	625	616
Energizer Holdings Inc.	4.700%	5/19/21	1,725	1,821
Energizer Holdings Inc.	4.700%	5/24/22	2,800	2,930
Estee Lauder Cos. Inc.	2.350%	8/15/22	1,000	976
Express Scripts Holding Co.	4.750%	11/15/21	2,650	2,955
Express Scripts Holding Co.	3.900%	2/15/22	4,425	4,657
Express Scripts Holding Co.	3.500%	6/15/24	4,250	4,360
Flowers Foods Inc.	4.375%	4/1/22	2,350	2,519
Fomento Economico Mexicano SAB de CV	2.875%	5/10/23	1,200	1,139
General Mills Inc.	3.150%	12/15/21	2,775	2,848
General Mills Inc.	3.650%	2/15/24	3,411	3,536
Gilead Sciences Inc.	4.500%	4/1/21	4,625	5,162
Gilead Sciences Inc.	4.400%	12/1/21	5,300	5,907
Gilead Sciences Inc.	3.700%	4/1/24	8,725	9,317
Gilead Sciences Inc.	3.500%	2/1/25	11,075	11,597
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	5,725	5,755
GlaxoSmithKline Capital plc	2.850%	5/8/22	9,775	9,923
Hasbro Inc.	3.150%	5/15/21	1,625	1,642
Hershey Co.	4.125%	12/1/20	1,525	1,671
Hershey Co.	2.625%	5/1/23	1,750	1,736
Hillshire Brands Co.	4.100%	9/15/20	54	56
Hormel Foods Corp.	4.125%	4/15/21	100	110
Ingredion Inc.	4.625%	11/1/20	1,975	2,160
International Flavors & Fragrances Inc.	3.200%	5/1/23	975	969
JM Smucker Co.	3.500%	10/15/21	3,300	3,454
Johnson & Johnson	2.950%	9/1/20	2,750	2,886
Johnson & Johnson	3.550%	5/15/21	4,500	4,921
Johnson & Johnson	2.450%	12/5/21	2,000	2,058
Johnson & Johnson	6.730%	11/15/23	50	66
Johnson & Johnson	3.375%	12/5/23	2,350	2,538
Kaiser Foundation Hospitals	3.500%	4/1/22	1,175	1,199
Kellogg Co.	4.000%	12/15/20	3,525	3,792
Kellogg Co.	3.125%	5/17/22	800	818
Kimberly-Clark Corp.	1.850%	3/1/20	400	399
Kimberly-Clark Corp.	3.625%	8/1/20	300	323
Kimberly-Clark Corp.	3.875%	3/1/21	1,075	1,180
Kimberly-Clark Corp.	2.400%	3/1/22	2,150	2,139
Kimberly-Clark Corp.	2.400%	6/1/23	2,275	2,234
Kimberly-Clark Corp.	2.650%	3/1/25	750	749
Koninklijke Philips NV	3.750%	3/15/22	4,312	4,505
Kraft Foods Group Inc.	3.500%	6/6/22	8,177	8,443
Kroger Co.	3.300%	1/15/21	5,025	5,217
Kroger Co.	2.950%	11/1/21	2,190	2,218

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Kroger Co.	3.400%	4/15/22	1,918	1,977
Kroger Co.	3.850%	8/1/23	3,150	3,346
Kroger Co.	4.000%	2/1/24	2,225	2,388
Laboratory Corp. of America Holdings	4.625%	11/15/20	2,250	2,453
Laboratory Corp. of America Holdings	3.200%	2/1/22	1,730	1,739
Laboratory Corp. of America Holdings	3.750%	8/23/22	950	980
Laboratory Corp. of America Holdings	4.000%	11/1/23	1,400	1,452
Laboratory Corp. of America Holdings	3.600%	2/1/25	4,065	4,110
Life Technologies Corp.	6.000%	3/1/20	3,275	3,770
Life Technologies Corp.	5.000%	1/15/21	2,083	2,302
Lorillard Tobacco Co.	6.875%	5/1/20	3,100	3,676
Lorillard Tobacco Co.	3.750%	5/20/23	3,225	3,257
Mattel Inc.	3.150%	3/15/23	1,350	1,347
McCormick & Co. Inc.	3.900%	7/15/21	275	300
McCormick & Co. Inc.	3.500%	9/1/23	1,200	1,272
McKesson Corp.	4.750%	3/1/21	2,500	2,764
McKesson Corp.	2.700%	12/15/22	2,825	2,808
McKesson Corp.	2.850%	3/15/23	1,250	1,237
McKesson Corp.	3.796%	3/15/24	5,050	5,343
Medco Health Solutions Inc.	4.125%	9/15/20	4,150	4,454
3 Medtronic Inc.	2.500%	3/15/20	11,168	11,358
Medtronic Inc.	4.450%	3/15/20	4,025	4,470
Medtronic Inc.	4.125%	3/15/21	1,800	1,959
Medtronic Inc.	3.125%	3/15/22	4,950	5,063
3 Medtronic Inc.	3.150%	3/15/22	10,600	10,968
Medtronic Inc.	2.750%	4/1/23	4,925	4,926
Medtronic Inc.	3.625%	3/15/24	4,575	4,857
Merck & Co. Inc.	3.875%	1/15/21	6,386	6,952
Merck & Co. Inc.	2.350%	2/10/22	5,000	4,966
Merck & Co. Inc.	2.400%	9/15/22	3,700	3,678
Merck & Co. Inc.	2.800%	5/18/23	6,525	6,627
Merck & Co. Inc.	2.750%	2/10/25	3,000	2,996
Molson Coors Brewing Co.	3.500%	5/1/22	1,875	1,926
Mondelez International Inc.	4.000%	2/1/24	8,650	9,366
Mylan Inc.	4.200%	11/29/23	3,050	3,205
Newell Rubbermaid Inc.	4.000%	6/15/22	1,125	1,182
Newell Rubbermaid Inc.	4.000%	12/1/24	2,565	2,690
Novartis Capital Corp.	4.400%	4/24/20	5,625	6,298
Novartis Capital Corp.	2.400%	9/21/22	8,160	8,167
Novartis Capital Corp.	3.400%	5/6/24	6,625	7,057
Owens & Minor Inc.	4.375%	12/15/24	1,100	1,153
Partners Healthcare System Massachusetts GO	3.443%	7/1/21	225	238
PepsiCo Inc.	3.125%	11/1/20	1,945	2,067
PepsiCo Inc.	3.000%	8/25/21	5,350	5,561
PepsiCo Inc.	2.750%	3/5/22	6,590	6,727
PepsiCo Inc.	2.750%	3/1/23	3,425	3,465
PepsiCo Inc.	3.600%	3/1/24	5,425	5,792
PerkinElmer Inc.	5.000%	11/15/21	4,500	4,993
Perrigo Co. plc	4.000%	11/15/23	2,500	2,622
Perrigo Finance plc	3.500%	12/15/21	2,000	2,071
Perrigo Finance plc	3.900%	12/15/24	3,350	3,484
Pfizer Inc.	3.000%	6/15/23	3,650	3,721
Pfizer Inc.	3.400%	5/15/24	2,700	2,836
Philip Morris International Inc.	4.500%	3/26/20	3,386	3,779
Philip Morris International Inc.	4.125%	5/17/21	3,420	3,758

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Philip Morris International Inc.	2.900%	11/15/21	2,350	2,409
Philip Morris International Inc.	2.500%	8/22/22	3,175	3,152
Philip Morris International Inc.	2.625%	3/6/23	2,500	2,473
Philip Morris International Inc.	3.600%	11/15/23	2,575	2,748
Philip Morris International Inc.	3.250%	11/10/24	1,900	1,971
1 Procter & Gamble - Esop	9.360%	1/1/21	1,145	1,412
Procter & Gamble Co.	2.300%	2/6/22	5,555	5,595
Procter & Gamble Co.	3.100%	8/15/23	4,250	4,457
Quest Diagnostics Inc.	4.700%	4/1/21	1,575	1,733
Quest Diagnostics Inc.	4.250%	4/1/24	2,375	2,547
Reynolds American Inc.	3.250%	11/1/22	3,650	3,641
Reynolds American Inc.	4.850%	9/15/23	2,650	2,939
Sanofi	4.000%	3/29/21	11,100	12,228
St. Jude Medical Inc.	3.250%	4/15/23	4,725	4,804
Stryker Corp.	3.375%	5/15/24	2,475	2,528
Sysco Corp.	3.000%	10/2/21	5,250	5,405
Sysco Corp.	2.600%	6/12/22	1,000	992
Sysco Corp.	3.500%	10/2/24	5,825	6,063
Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	4,001	4,219
Teva Pharmaceutical Finance Co. BV	2.950%	12/18/22	4,086	4,129
Teva Pharmaceutical Finance IV BV	3.650%	11/10/21	249	263
Teva Pharmaceutical Finance IV LLC	2.250%	3/18/20	3,280	3,303
Thermo Fisher Scientific Inc.	4.700%	5/1/20	1,000	1,099
Thermo Fisher Scientific Inc.	4.500%	3/1/21	6,945	7,600
Thermo Fisher Scientific Inc.	3.600%	8/15/21	5,228	5,470
Thermo Fisher Scientific Inc.	3.300%	2/15/22	2,300	2,352
Thermo Fisher Scientific Inc.	3.150%	1/15/23	860	871
Thermo Fisher Scientific Inc.	4.150%	2/1/24	6,175	6,623
Tupperware Brands Corp.	4.750%	6/1/21	2,200	2,359
Tyson Foods Inc.	4.500%	6/15/22	3,975	4,366
Tyson Foods Inc.	3.950%	8/15/24	8,175	8,660
Unilever Capital Corp.	4.250%	2/10/21	4,813	5,391
Whirlpool Corp.	4.850%	6/15/21	1,850	2,056
Whirlpool Corp.	4.700%	6/1/22	1,698	1,869
Whirlpool Corp.	3.700%	3/1/23	2,575	2,644
Wyeth LLC	6.450%	2/1/24	3,875	4,956
Zeneca Wilmington Inc.	7.000%	11/15/23	1,600	2,093
Zimmer Holdings Inc.	3.375%	11/30/21	1,650	1,680
Zoetis Inc.	3.250%	2/1/23	4,625	4,604

Energy (11.4%)
Anadarko Petroleum Corp.	3.450%	7/15/24	1,500	1,523
Apache Corp.	3.625%	2/1/21	3,750	3,942
Apache Corp.	3.250%	4/15/22	3,933	3,979
Baker Hughes Inc.	3.200%	8/15/21	2,100	2,155
Boardwalk Pipelines LP	3.375%	2/1/23	1,700	1,557
Boardwalk Pipelines LP	4.950%	12/15/24	1,850	1,888
BP Capital Markets plc	4.500%	10/1/20	7,490	8,285
BP Capital Markets plc	4.742%	3/11/21	7,795	8,653
BP Capital Markets plc	3.561%	11/1/21	4,586	4,825
BP Capital Markets plc	3.245%	5/6/22	5,404	5,553
BP Capital Markets plc	2.500%	11/6/22	4,775	4,645
BP Capital Markets plc	2.750%	5/10/23	9,575	9,405
BP Capital Markets plc	3.994%	9/26/23	3,775	4,008
BP Capital Markets plc	3.814%	2/10/24	3,400	3,557

Intermediate-Term Corporate Bond Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	BP Capital Markets plc	3.535%	11/4/24	2,725	2,799
	Buckeye Partners LP	4.875%	2/1/21	2,283	2,424
	Buckeye Partners LP	4.150%	7/1/23	2,671	2,662
	Cameron International Corp.	4.500%	6/1/21	350	371
	Cameron International Corp.	3.600%	4/30/22	1,150	1,144
	Cameron International Corp.	4.000%	12/15/23	1,400	1,429
	Cameron International Corp.	3.700%	6/15/24	1,800	1,773
	Canadian Natural Resources Ltd.	3.450%	11/15/21	250	252
	Canadian Natural Resources Ltd.	3.800%	4/15/24	3,425	3,473
	Canadian Natural Resources Ltd.	3.900%	2/1/25	5,200	5,291
	Cenovus Energy Inc.	3.000%	8/15/22	5,050	4,826
	CenterPoint Energy Resources Corp.	4.500%	1/15/21	3,700	4,109
	Chevron Corp.	1.961%	3/3/20	3,000	3,001
	Chevron Corp.	2.427%	6/24/20	3,925	4,023
	Chevron Corp.	2.411%	3/3/22	3,250	3,247
	Chevron Corp.	2.355%	12/5/22	7,100	7,000
	Chevron Corp.	3.191%	6/24/23	12,325	12,888
	ConocoPhillips Co.	2.875%	11/15/21	3,200	3,256
	ConocoPhillips Co.	2.400%	12/15/22	5,925	5,856
	ConocoPhillips Co.	3.350%	11/15/24	4,200	4,335
	Continental Resources Inc.	5.000%	9/15/22	9,945	9,846
	Continental Resources Inc.	4.500%	4/15/23	9,325	9,116
	Continental Resources Inc.	3.800%	6/1/24	3,075	2,877
	Copano Energy LLC / Copano Energy Finance Corp.	7.125%	4/1/21	1,673	1,824
	DCP Midstream Operating LP	4.950%	4/1/22	1,875	1,832
	DCP Midstream Operating LP	3.875%	3/15/23	3,925	3,598
	Devon Energy Corp.	4.000%	7/15/21	2,745	2,940
	Devon Energy Corp.	3.250%	5/15/22	4,950	5,076
	Diamond Offshore Drilling Inc.	3.450%	11/1/23	475	458
	Dominion Gas Holdings LLC	3.550%	11/1/23	1,725	1,793
	Dominion Gas Holdings LLC	3.600%	12/15/24	2,250	2,349
	El Paso Natural Gas Co. LLC	8.625%	1/15/22	150	189
	El Paso Pipeline Partners Operating Co. LLC	6.500%	4/1/20	4,900	5,667
	El Paso Pipeline Partners Operating Co. LLC	5.000%	10/1/21	1,950	2,114
	El Paso Pipeline Partners Operating Co. LLC	4.300%	5/1/24	2,585	2,673
3	Enable Midstream Partners LP	3.900%	5/15/24	1,950	1,919
	Enbridge Energy Partners LP	5.200%	3/15/20	3,825	4,191
	Enbridge Energy Partners LP	4.200%	9/15/21	2,069	2,159
	Enbridge Inc.	4.000%	10/1/23	1,550	1,573
	Enbridge Inc.	3.500%	6/10/24	2,325	2,268
	Encana Corp.	3.900%	11/15/21	3,415	3,525
	Energy Transfer Partners LP	4.150%	10/1/20	2,295	2,416
	Energy Transfer Partners LP	4.650%	6/1/21	3,976	4,276
	Energy Transfer Partners LP	5.200%	2/1/22	5,425	5,956
	Energy Transfer Partners LP	3.600%	2/1/23	5,625	5,607
	Energy Transfer Partners LP	7.600%	2/1/24	930	1,167
	EnLink Midstream Partners LP	4.400%	4/1/24	3,225	3,432
	Ensco plc	4.700%	3/15/21	6,775	6,960
	Ensco plc	4.500%	10/1/24	1,000	980
	Enterprise Products Operating LLC	5.200%	9/1/20	4,400	4,994
	Enterprise Products Operating LLC	4.050%	2/15/22	4,127	4,409
	Enterprise Products Operating LLC	3.350%	3/15/23	5,725	5,885
	Enterprise Products Operating LLC	3.900%	2/15/24	5,125	5,408
	Enterprise Products Operating LLC	3.750%	2/15/25	2,375	2,468
	EOG Resources Inc.	4.400%	6/1/20	5,375	5,932

124

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
EOG Resources Inc.	4.100%	2/1/21	4,840	5,183
EOG Resources Inc.	2.625%	3/15/23	3,700	3,657
EQT Corp.	4.875%	11/15/21	2,575	2,701
EQT Midstream Partners LP	4.000%	8/1/24	1,900	1,887
Exxon Mobil Corp.	3.176%	3/15/24	1,500	1,589
FMC Technologies Inc.	3.450%	10/1/22	3,875	3,850
Gulf South Pipeline Co. LP	4.000%	6/15/22	750	730
Halliburton Co.	3.250%	11/15/21	2,150	2,243
Halliburton Co.	3.500%	8/1/23	3,975	4,153
Hess Corp.	3.500%	7/15/24	1,225	1,212
Husky Energy Inc.	3.950%	4/15/22	1,525	1,558
Husky Energy Inc.	4.000%	4/15/24	5,075	5,142
Kerr-McGee Corp.	6.950%	7/1/24	4,087	5,106
Kinder Morgan Energy Partners LP	3.500%	3/1/21	4,100	4,164
Kinder Morgan Energy Partners LP	5.800%	3/1/21	2,650	2,993
Kinder Morgan Energy Partners LP	4.150%	3/1/22	850	882
Kinder Morgan Energy Partners LP	3.950%	9/1/22	5,380	5,518
Kinder Morgan Energy Partners LP	3.450%	2/15/23	2,600	2,579
Kinder Morgan Energy Partners LP	3.500%	9/1/23	1,650	1,634
Kinder Morgan Energy Partners LP	4.150%	2/1/24	5,600	5,817
Kinder Morgan Inc.	6.500%	9/15/20	1,603	1,868
Magellan Midstream Partners LP	4.250%	2/1/21	900	973
Magellan Midstream Partners LP	3.200%	3/15/25	2,275	2,280
Marathon Oil Corp.	2.800%	11/1/22	3,695	3,613
Marathon Petroleum Corp.	5.125%	3/1/21	4,250	4,781
Marathon Petroleum Corp.	3.625%	9/15/24	2,800	2,861
Murphy Oil Corp.	3.700%	12/1/22	4,700	4,422
Nabors Industries Inc.	5.000%	9/15/20	2,500	2,464
Nabors Industries Inc.	4.625%	9/15/21	1,725	1,671
3 Nabors Industries Inc.	4.625%	9/15/21	1,350	1,307
Nabors Industries Inc.	5.100%	9/15/23	3,225	3,071
National Oilwell Varco Inc.	2.600%	12/1/22	8,000	7,793
NiSource Finance Corp.	5.450%	9/15/20	4,925	5,638
NiSource Finance Corp.	6.125%	3/1/22	3,127	3,766
Noble Energy Inc.	4.150%	12/15/21	6,786	7,226
Noble Holding International Ltd.	4.900%	8/1/20	3,425	3,246
Noble Holding International Ltd.	4.625%	3/1/21	200	186
Noble Holding International Ltd.	3.950%	3/15/22	1,800	1,606
Occidental Petroleum Corp.	4.100%	2/1/21	7,165	7,774
Occidental Petroleum Corp.	3.125%	2/15/22	3,600	3,688
Occidental Petroleum Corp.	2.700%	2/15/23	3,020	2,972
Oceaneering International Inc.	4.650%	11/15/24	2,000	2,000
ONEOK Partners LP	3.375%	10/1/22	4,444	4,206
ONEOK Partners LP	5.000%	9/15/23	1,450	1,505
Petro-Canada	9.250%	10/15/21	2,575	3,479
Phillips 66	4.300%	4/1/22	10,175	11,123
Phillips 66 Partners LP	3.605%	2/15/25	2,000	2,015
Pioneer Natural Resources Co.	3.950%	7/15/22	2,990	3,081
Plains All American Pipeline LP / PAA Finance
Corp.	5.000%	2/1/21	2,489	2,778
Plains All American Pipeline LP / PAA Finance
Corp.	3.650%	6/1/22	3,100	3,235
Plains All American Pipeline LP / PAA Finance
Corp.	2.850%	1/31/23	1,400	1,367

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Plains All American Pipeline LP / PAA Finance
Corp.	3.850%	10/15/23	4,455	4,659
Plains All American Pipeline LP / PAA Finance
Corp.	3.600%	11/1/24	3,675	3,776
Pride International Inc.	6.875%	8/15/20	5,250	5,962
Rowan Cos. Inc.	4.875%	6/1/22	2,850	2,745
Rowan Cos. Inc.	4.750%	1/15/24	2,525	2,428
Sasol Financing International plc	4.500%	11/14/22	3,300	3,318
Schlumberger Investment SA	3.650%	12/1/23	7,163	7,600
SESI LLC	7.125%	12/15/21	3,450	3,459
Shell International Finance BV	4.375%	3/25/20	5,355	5,992
Shell International Finance BV	2.375%	8/21/22	4,500	4,472
Shell International Finance BV	2.250%	1/6/23	5,156	5,070
Shell International Finance BV	3.400%	8/12/23	4,950	5,281
Southern Natural Gas Co. LLC / Southern Natural
Issuing Corp.	4.400%	6/15/21	2,300	2,416
Southwestern Energy Co.	4.100%	3/15/22	4,725	4,655
Southwestern Energy Co.	4.950%	1/23/25	4,750	4,886
Spectra Energy Capital LLC	3.300%	3/15/23	3,425	3,217
Spectra Energy Partners LP	4.600%	6/15/21	850	930
Spectra Energy Partners LP	4.750%	3/15/24	5,450	6,073
Suncor Energy Inc.	3.600%	12/1/24	2,725	2,821
Sunoco Logistics Partners Operations LP	4.650%	2/15/22	1,650	1,780
Sunoco Logistics Partners Operations LP	3.450%	1/15/23	445	441
Sunoco Logistics Partners Operations LP	4.250%	4/1/24	2,000	2,089
Talisman Energy Inc.	3.750%	2/1/21	4,445	4,357
TC Pipelines LP	4.650%	6/15/21	1,453	1,531
Total Capital Canada Ltd.	2.750%	7/15/23	2,625	2,633
Total Capital International SA	2.750%	6/19/21	5,750	5,887
Total Capital International SA	2.875%	2/17/22	4,725	4,814
Total Capital International SA	2.700%	1/25/23	8,000	7,946
Total Capital International SA	3.700%	1/15/24	4,500	4,799
Total Capital International SA	3.750%	4/10/24	5,850	6,256
Total Capital SA	4.450%	6/24/20	4,000	4,448
Total Capital SA	4.125%	1/28/21	2,975	3,274
TransCanada PipeLines Ltd.	3.800%	10/1/20	4,467	4,758
TransCanada PipeLines Ltd.	2.500%	8/1/22	6,061	5,945
TransCanada PipeLines Ltd.	3.750%	10/16/23	4,950	5,189
Transocean Inc.	6.500%	11/15/20	2,815	2,505
Transocean Inc.	6.375%	12/15/21	4,365	3,841
Transocean Inc.	3.800%	10/15/22	4,700	3,642
Weatherford International Ltd.	5.125%	9/15/20	3,775	3,580
Weatherford International Ltd.	4.500%	4/15/22	3,975	3,596
Western Gas Partners LP	5.375%	6/1/21	2,182	2,438
Western Gas Partners LP	4.000%	7/1/22	2,825	2,918
Williams Cos. Inc.	7.875%	9/1/21	1,063	1,251
Williams Cos. Inc.	3.700%	1/15/23	4,803	4,491
Williams Cos. Inc.	4.550%	6/24/24	5,000	4,890
Williams Partners LP	5.250%	3/15/20	6,295	6,939
Williams Partners LP	4.125%	11/15/20	2,907	3,035
Williams Partners LP	4.000%	11/15/21	2,236	2,299
Williams Partners LP	3.600%	3/15/22	3,000	3,003
Williams Partners LP	3.350%	8/15/22	4,125	4,006
Williams Partners LP	4.500%	11/15/23	2,200	2,310
Williams Partners LP	4.300%	3/4/24	4,300	4,421

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Williams Partners LP	3.900%	1/15/25	2,915	2,892
Williams Partners LP / ACMP Finance Corp.	4.875%	5/15/23	5,000	5,150
Williams Partners LP / ACMP Finance Corp.	4.875%	3/15/24	3,610	3,718

Other Industrial (0.2%)
Cintas Corp. No 2	4.300%	6/1/21	700	762
Cintas Corp. No 2	3.250%	6/1/22	600	609
Fluor Corp.	3.375%	9/15/21	2,430	2,528
Fluor Corp.	3.500%	12/15/24	2,475	2,533
Howard Hughes Medical Institute Revenue	3.500%	9/1/23	4,425	4,700

Technology (6.8%)
Adobe Systems Inc.	3.250%	2/1/25	4,925	4,960
Altera Corp.	4.100%	11/15/23	2,450	2,603
Amphenol Corp.	3.125%	9/15/21	1,400	1,426
Amphenol Corp.	4.000%	2/1/22	2,400	2,535
Analog Devices Inc.	2.875%	6/1/23	2,050	2,016
Apple Inc.	2.850%	5/6/21	12,325	12,791
Apple Inc.	2.150%	2/9/22	6,425	6,349
Apple Inc.	2.400%	5/3/23	23,550	23,348
Apple Inc.	3.450%	5/6/24	10,600	11,298
Apple Inc.	2.500%	2/9/25	6,500	6,384
Applied Materials Inc.	4.300%	6/15/21	2,650	2,882
Arrow Electronics Inc.	6.000%	4/1/20	1,500	1,700
Arrow Electronics Inc.	5.125%	3/1/21	300	329
Arrow Electronics Inc.	3.500%	4/1/22	1,600	1,599
Arrow Electronics Inc.	4.500%	3/1/23	1,566	1,638
Arrow Electronics Inc.	4.000%	4/1/25	1,525	1,518
Autodesk Inc.	3.600%	12/15/22	1,568	1,575
Avnet Inc.	5.875%	6/15/20	1,300	1,457
Avnet Inc.	4.875%	12/1/22	1,050	1,127
Baidu Inc.	3.500%	11/28/22	3,102	3,134
Broadcom Corp.	2.500%	8/15/22	2,450	2,387
Broadcom Corp.	3.500%	8/1/24	1,500	1,535
Broadridge Financial Solutions Inc.	3.950%	9/1/20	1,150	1,209
CA Inc.	4.500%	8/15/23	900	953
Cadence Design Systems Inc.	4.375%	10/15/24	1,575	1,627
Cisco Systems Inc.	2.900%	3/4/21	2,100	2,177
Cisco Systems Inc.	3.625%	3/4/24	3,675	3,964
Computer Sciences Corp.	4.450%	9/15/22	1,500	1,550
Corning Inc.	4.250%	8/15/20	1,175	1,288
Corning Inc.	3.700%	11/15/23	1,300	1,373
Dun & Bradstreet Corp.	4.375%	12/1/22	1,650	1,725
EMC Corp.	2.650%	6/1/20	8,155	8,290
EMC Corp.	3.375%	6/1/23	3,187	3,242
Equifax Inc.	3.300%	12/15/22	1,750	1,766
Fidelity National Information Services Inc.	5.000%	3/15/22	4,069	4,313
Fidelity National Information Services Inc.	3.500%	4/15/23	6,175	6,189
Fidelity National Information Services Inc.	3.875%	6/5/24	2,800	2,865
Fiserv Inc.	4.625%	10/1/20	1,675	1,823
Fiserv Inc.	3.500%	10/1/22	2,575	2,638
Google Inc.	3.625%	5/19/21	5,170	5,626
Google Inc.	3.375%	2/25/24	3,450	3,667
Harris Corp.	4.400%	12/15/20	2,275	2,456
Hewlett-Packard Co.	3.750%	12/1/20	3,350	3,521

Intermediate-Term Corporate Bond Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Hewlett-Packard Co.	4.300%	6/1/21	4,470	4,814
	Hewlett-Packard Co.	4.375%	9/15/21	3,825	4,142
	Hewlett-Packard Co.	4.650%	12/9/21	6,649	7,307
	Hewlett-Packard Co.	4.050%	9/15/22	2,900	3,037
	Ingram Micro Inc.	4.950%	12/15/24	3,575	3,679
	Intel Corp.	3.300%	10/1/21	9,862	10,435
	Intel Corp.	2.700%	12/15/22	5,175	5,220
	International Business Machines Corp.	1.625%	5/15/20	6,900	6,799
	International Business Machines Corp.	2.900%	11/1/21	2,850	2,948
	International Business Machines Corp.	1.875%	8/1/22	3,350	3,192
	International Business Machines Corp.	3.375%	8/1/23	5,425	5,646
	International Business Machines Corp.	3.625%	2/12/24	9,125	9,653
	Jabil Circuit Inc.	5.625%	12/15/20	1,775	1,921
	Jabil Circuit Inc.	4.700%	9/15/22	1,125	1,148
	Juniper Networks Inc.	3.300%	6/15/20	1,000	1,002
	Juniper Networks Inc.	4.600%	3/15/21	1,690	1,776
	Juniper Networks Inc.	4.500%	3/15/24	1,475	1,488
3	Keysight Technologies Inc.	4.550%	10/30/24	2,100	2,130
	KLA-Tencor Corp.	4.650%	11/1/24	6,825	7,213
	Lender Processing Services Inc / Black Knight
	Lending Solutions Inc	5.750%	4/15/23	2,350	2,500
	Lexmark International Inc.	5.125%	3/15/20	1,675	1,797
	Maxim Integrated Products Inc.	3.375%	3/15/23	1,950	1,947
	Microsoft Corp.	3.000%	10/1/20	4,945	5,245
	Microsoft Corp.	4.000%	2/8/21	3,750	4,160
	Microsoft Corp.	2.375%	2/12/22	1,000	1,004
	Microsoft Corp.	2.125%	11/15/22	2,375	2,330
	Microsoft Corp.	2.375%	5/1/23	3,100	3,088
	Microsoft Corp.	3.625%	12/15/23	6,675	7,249
	Microsoft Corp.	2.700%	2/12/25	10,000	10,046
	Motorola Solutions Inc.	3.750%	5/15/22	3,150	3,200
	Motorola Solutions Inc.	3.500%	3/1/23	1,620	1,623
	Motorola Solutions Inc.	4.000%	9/1/24	4,050	4,197
	NetApp Inc.	3.375%	6/15/21	2,900	2,957
	Oracle Corp.	3.875%	7/15/20	3,125	3,405
	Oracle Corp.	2.800%	7/8/21	6,840	7,036
	Oracle Corp.	2.500%	10/15/22	13,550	13,572
	Oracle Corp.	3.625%	7/15/23	3,350	3,605
	Oracle Corp.	3.400%	7/8/24	11,450	12,092
	Pitney Bowes Inc.	4.625%	3/15/24	2,625	2,725
	Seagate HDD Cayman	6.875%	5/1/20	1,000	1,050
	Seagate HDD Cayman	4.750%	6/1/23	5,000	5,312
3	Seagate HDD Cayman	4.750%	1/1/25	5,125	5,439
	Symantec Corp.	4.200%	9/15/20	4,475	4,672
	Symantec Corp.	3.950%	6/15/22	400	405
	Telefonaktiebolaget LM Ericsson	4.125%	5/15/22	4,125	4,399
	Texas Instruments Inc.	2.250%	5/1/23	2,185	2,114
	Total System Services Inc.	3.750%	6/1/23	2,200	2,185
	Trimble Navigation Ltd.	4.750%	12/1/24	2,725	2,858
	Tyco Electronics Group SA	4.875%	1/15/21	475	533
	Tyco Electronics Group SA	3.500%	2/3/22	3,011	3,124
	Tyco Electronics Group SA	3.450%	8/1/24	1,200	1,244
	Verisk Analytics Inc.	5.800%	5/1/21	3,525	4,042
	Verisk Analytics Inc.	4.125%	9/12/22	2,200	2,297
	Xerox Corp.	2.800%	5/15/20	1,650	1,650

128

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Xerox Corp.	2.750%	9/1/20	2,900	2,900
Xerox Corp.	4.500%	5/15/21	3,100	3,350
Xerox Corp.	3.800%	5/15/24	2,150	2,150
Xilinx Inc.	3.000%	3/15/21	3,041	3,124

Transportation (2.1%)
1 American Airlines 2011-1 Class A Pass
Through Trust	5.250%	7/31/22	1,193	1,300
1 American Airlines 2013-2 Class A Pass
Through Trust	4.950%	1/15/23	4,968	5,434
Burlington Northern Santa Fe LLC	3.600%	9/1/20	1,000	1,054
Burlington Northern Santa Fe LLC	3.450%	9/15/21	2,775	2,929
Burlington Northern Santa Fe LLC	3.050%	3/15/22	2,525	2,592
Burlington Northern Santa Fe LLC	3.050%	9/1/22	3,550	3,637
Burlington Northern Santa Fe LLC	3.000%	3/15/23	2,683	2,732
Burlington Northern Santa Fe LLC	3.850%	9/1/23	3,575	3,833
Burlington Northern Santa Fe LLC	3.750%	4/1/24	1,900	2,024
Burlington Northern Santa Fe LLC	3.400%	9/1/24	2,400	2,494
Canadian National Railway Co.	2.850%	12/15/21	2,500	2,565
Canadian National Railway Co.	2.250%	11/15/22	800	786
Canadian National Railway Co.	2.950%	11/21/24	800	817
Canadian Pacific Railway Co.	4.450%	3/15/23	4,186	4,630
Canadian Pacific Railway Co.	2.900%	2/1/25	650	646
Canadian Pacific Railway Ltd.	4.500%	1/15/22	1,950	2,156
1 Continental Airlines 2010-1 Class A Pass
Through Trust	4.750%	7/12/22	1,119	1,208
1 Continental Airlines 2012-1 Class A Pass
Through Trust	4.150%	10/11/25	3,070	3,258
1 Continental Airlines 2012-2 Class A Pass
Through Trust	4.000%	4/29/26	2,888	3,054
CSX Corp.	3.700%	10/30/20	2,324	2,483
CSX Corp.	4.250%	6/1/21	2,200	2,402
CSX Corp.	3.700%	11/1/23	2,775	2,958
CSX Corp.	3.400%	8/1/24	2,825	2,922
1 Delta Air Lines 2007-1 Class A Pass Through Trust	6.821%	2/10/24	2,230	2,631
1 Delta Air Lines 2012-1 Class A Pass Through Trust	4.750%	11/7/21	1,189	1,287
FedEx Corp.	2.625%	8/1/22	2,075	2,073
FedEx Corp.	2.700%	4/15/23	300	296
FedEx Corp.	4.000%	1/15/24	2,875	3,117
FedEx Corp.	3.200%	2/1/25	3,225	3,267
JB Hunt Transport Services Inc.	3.850%	3/15/24	1,000	1,059
Kansas City Southern de Mexico SA de CV	2.350%	5/15/20	2,850	2,780
Kansas City Southern de Mexico SA de CV	3.000%	5/15/23	650	642
Norfolk Southern Corp.	3.250%	12/1/21	2,976	3,091
Norfolk Southern Corp.	3.000%	4/1/22	2,532	2,573
Norfolk Southern Corp.	2.903%	2/15/23	4,739	4,775
Norfolk Southern Corp.	3.850%	1/15/24	1,800	1,932
Norfolk Southern Railway Co.	9.750%	6/15/20	375	499
1 Southwest Airlines Co. 2007-1 Pass Through Trust	6.150%	2/1/24	1,254	1,448
Trinity Industries Inc.	4.550%	10/1/24	1,000	995
Union Pacific Corp.	4.000%	2/1/21	1,925	2,114
Union Pacific Corp.	4.163%	7/15/22	3,366	3,763
Union Pacific Corp.	2.950%	1/15/23	1,100	1,128
Union Pacific Corp.	2.750%	4/15/23	2,150	2,190
Union Pacific Corp.	3.646%	2/15/24	2,250	2,426

Intermediate-Term Corporate Bond Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Union Pacific Corp.	3.750%	3/15/24	500	544
	Union Pacific Corp.	3.250%	1/15/25	2,700	2,821
	United Parcel Service Inc.	3.125%	1/15/21	7,950	8,383
	United Parcel Service Inc.	2.450%	10/1/22	5,920	5,917
	United Parcel Service of America Inc.	8.375%	4/1/20	300	386
					3,513,493
Utilities (5.4%)
	Electric (5.1%)
	Alabama Power Co.	3.550%	12/1/23	2,000	2,137
	Ameren Illinois Co.	2.700%	9/1/22	2,170	2,191
	American Electric Power Co. Inc.	2.950%	12/15/22	1,500	1,506
	Appalachian Power Co.	4.600%	3/30/21	3,092	3,448
	Arizona Public Service Co.	3.350%	6/15/24	900	942
	Baltimore Gas & Electric Co.	3.500%	11/15/21	3,922	4,167
	Baltimore Gas & Electric Co.	3.350%	7/1/23	1,125	1,178
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	3,025	3,222
	Berkshire Hathaway Energy Co.	3.500%	2/1/25	2,475	2,581
	Black Hills Corp.	4.250%	11/30/23	1,000	1,077
	CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	825	805
	CMS Energy Corp.	5.050%	3/15/22	1,350	1,517
	Commonwealth Edison Co.	4.000%	8/1/20	2,625	2,846
	Commonwealth Edison Co.	3.400%	9/1/21	1,500	1,589
	Commonwealth Edison Co.	3.100%	11/1/24	1,450	1,492
	Connecticut Light & Power Co.	2.500%	1/15/23	3,675	3,658
	Consolidated Edison Co. of New York Inc.	4.450%	6/15/20	1,500	1,666
	Consolidated Edison Co. of New York Inc.	3.300%	12/1/24	825	864
	Constellation Energy Group Inc.	5.150%	12/1/20	4,450	4,991
	Consumers Energy Co.	5.650%	4/15/20	1,800	2,064
	Consumers Energy Co.	2.850%	5/15/22	1,684	1,716
	Consumers Energy Co.	3.375%	8/15/23	1,650	1,738
	Consumers Energy Co.	3.125%	8/31/24	1,000	1,033
	Delmarva Power & Light Co.	3.500%	11/15/23	1,975	2,083
	Dominion Resources Inc.	4.450%	3/15/21	4,058	4,486
	Dominion Resources Inc.	3.625%	12/1/24	2,900	3,030
1	Dominion Resources Inc.	5.750%	10/1/54	2,625	2,828
	DTE Electric Co.	3.450%	10/1/20	2,600	2,754
	DTE Electric Co.	3.900%	6/1/21	2,275	2,484
	DTE Electric Co.	2.650%	6/15/22	1,800	1,811
	DTE Energy Co.	3.500%	6/1/24	2,650	2,757
	Duke Energy Carolinas LLC	4.300%	6/15/20	1,575	1,746
	Duke Energy Carolinas LLC	3.900%	6/15/21	2,575	2,830
	Duke Energy Corp.	3.550%	9/15/21	2,550	2,698
	Duke Energy Corp.	3.050%	8/15/22	2,025	2,065
	Duke Energy Corp.	3.950%	10/15/23	3,400	3,685
	Duke Energy Corp.	3.750%	4/15/24	2,150	2,296
	Duke Energy Florida Inc.	3.100%	8/15/21	1,625	1,706
	Duke Energy Indiana Inc.	3.750%	7/15/20	2,200	2,384
	Duke Energy Ohio Inc.	3.800%	9/1/23	1,521	1,643
	Duke Energy Progress Inc.	3.000%	9/15/21	2,486	2,591
	Duke Energy Progress Inc.	2.800%	5/15/22	1,900	1,944
	Entergy Arkansas Inc.	3.750%	2/15/21	1,555	1,667
	Entergy Arkansas Inc.	3.050%	6/1/23	200	204
	Entergy Corp.	5.125%	9/15/20	3,950	4,351
	Entergy Gulf States Louisiana LLC	3.950%	10/1/20	1,785	1,923
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	635	760

130

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Entergy Louisiana LLC	4.050%	9/1/23	3,550	3,851
Entergy Louisiana LLC	5.400%	11/1/24	690	819
Entergy Mississippi Inc.	3.100%	7/1/23	1,425	1,432
Eversource Energy	2.800%	5/1/23	1,300	1,289
Eversource Energy	3.150%	1/15/25	2,000	1,994
Exelon Generation Co. LLC	4.000%	10/1/20	2,182	2,311
Exelon Generation Co. LLC	4.250%	6/15/22	1,500	1,573
FirstEnergy Solutions Corp.	6.050%	8/15/21	2,225	2,460
Florida Power & Light Co.	2.750%	6/1/23	1,575	1,602
Florida Power & Light Co.	3.250%	6/1/24	2,000	2,113
Georgia Power Co.	2.850%	5/15/22	1,400	1,420
Great Plains Energy Inc.	4.850%	6/1/21	3,350	3,706
Indiana Michigan Power Co.	3.200%	3/15/23	1,625	1,672
Interstate Power & Light Co.	3.250%	12/1/24	1,025	1,057
ITC Holdings Corp.	4.050%	7/1/23	1,425	1,519
ITC Holdings Corp.	3.650%	6/15/24	1,275	1,319
Kansas City Power & Light Co.	3.150%	3/15/23	1,775	1,806
Kentucky Utilities Co.	3.250%	11/1/20	1,625	1,705
LG&E & KU Energy LLC	3.750%	11/15/20	4,045	4,246
LG&E & KU Energy LLC	4.375%	10/1/21	1,375	1,485
MidAmerican Energy Co.	3.500%	10/15/24	2,498	2,660
National Rural Utilities Cooperative Finance Corp.	2.350%	6/15/20	3,075	3,105
National Rural Utilities Cooperative Finance Corp.	3.050%	2/15/22	2,998	3,065
National Rural Utilities Cooperative Finance Corp.	3.400%	11/15/23	875	915
National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	1,500	1,506
1 National Rural Utilities Cooperative Finance Corp.	4.750%	4/30/43	1,850	1,860
NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	2,575	2,825
NextEra Energy Capital Holdings Inc.	3.625%	6/15/23	925	962
Northern States Power Co.	2.150%	8/15/22	475	465
Northern States Power Co.	2.600%	5/15/23	2,385	2,403
NSTAR Electric Co.	2.375%	10/15/22	1,700	1,668
Ohio Power Co.	5.375%	10/1/21	1,425	1,673
Oncor Electric Delivery Co. LLC	7.000%	9/1/22	3,605	4,623
Pacific Gas & Electric Co.	3.500%	10/1/20	2,786	2,925
Pacific Gas & Electric Co.	4.250%	5/15/21	2,775	3,024
Pacific Gas & Electric Co.	3.250%	9/15/21	500	521
Pacific Gas & Electric Co.	2.450%	8/15/22	3,100	3,057
Pacific Gas & Electric Co.	3.250%	6/15/23	1,700	1,755
Pacific Gas & Electric Co.	3.850%	11/15/23	3,100	3,318
Pacific Gas & Electric Co.	3.750%	2/15/24	950	1,009
Pacific Gas & Electric Co.	3.400%	8/15/24	1,500	1,549
PacifiCorp	3.850%	6/15/21	3,800	4,145
PacifiCorp	2.950%	2/1/22	3,020	3,103
PacifiCorp	3.600%	4/1/24	1,650	1,758
Peco Energy Co.	2.375%	9/15/22	1,629	1,610
Pennsylvania Electric Co.	5.200%	4/1/20	650	718
Potomac Electric Power Co.	3.600%	3/15/24	1,500	1,598
PPL Capital Funding Inc.	3.500%	12/1/22	780	806
PPL Capital Funding Inc.	3.400%	6/1/23	2,950	3,034
PPL Capital Funding Inc.	3.950%	3/15/24	2,325	2,499
PPL Electric Utilities Corp.	3.000%	9/15/21	4,150	4,289
Progress Energy Inc.	4.400%	1/15/21	4,147	4,588
Progress Energy Inc.	3.150%	4/1/22	475	488
PSEG Power LLC	5.125%	4/15/20	1,625	1,814
PSEG Power LLC	4.150%	9/15/21	1,011	1,074

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
PSEG Power LLC	4.300%	11/15/23	825	881
Public Service Co. of Colorado	3.200%	11/15/20	1,675	1,760
Public Service Co. of Colorado	2.250%	9/15/22	1,535	1,516
Public Service Co. of Colorado	2.500%	3/15/23	400	403
Public Service Co. of New Hampshire	3.500%	11/1/23	1,950	2,073
Public Service Co. of Oklahoma	4.400%	2/1/21	500	552
Public Service Electric & Gas Co.	3.500%	8/15/20	375	398
Public Service Electric & Gas Co.	2.375%	5/15/23	3,250	3,178
Public Service Electric & Gas Co.	3.150%	8/15/24	1,250	1,290
Public Service Electric & Gas Co.	3.050%	11/15/24	1,400	1,436
Puget Energy Inc.	6.500%	12/15/20	2,050	2,458
Puget Energy Inc.	6.000%	9/1/21	3,301	3,924
Puget Energy Inc.	5.625%	7/15/22	2,300	2,705
San Diego Gas & Electric Co.	3.000%	8/15/21	2,577	2,678
San Diego Gas & Electric Co.	3.600%	9/1/23	2,050	2,195
SCANA Corp.	4.750%	5/15/21	5,200	5,631
SCANA Corp.	4.125%	2/1/22	725	762
Sierra Pacific Power Co.	3.375%	8/15/23	750	784
Southern California Edison Co.	3.875%	6/1/21	4,850	5,324
1 Southern California Edison Co.	1.845%	2/1/22	2,275	2,277
Southern California Edison Co.	2.400%	2/1/22	750	749
Southern California Edison Co.	3.500%	10/1/23	1,605	1,713
Southwestern Electric Power Co.	3.550%	2/15/22	1,075	1,121
Tampa Electric Co.	5.400%	5/15/21	1,000	1,176
Tampa Electric Co.	2.600%	9/15/22	475	472
TECO Finance Inc.	5.150%	3/15/20	1,950	2,180
TransAlta Corp.	4.500%	11/15/22	2,069	2,051
Tucson Electric Power Co.	5.150%	11/15/21	600	679
3 Tucson Electric Power Co.	3.050%	3/15/25	1,650	1,645
UIL Holdings Corp.	4.625%	10/1/20	1,750	1,880
Union Electric Co.	3.500%	4/15/24	1,200	1,277
Virginia Electric & Power Co.	2.950%	1/15/22	2,000	2,052
Virginia Electric & Power Co.	3.450%	9/1/22	1,715	1,815
Virginia Electric & Power Co.	2.750%	3/15/23	2,600	2,631
Virginia Electric & Power Co.	3.450%	2/15/24	765	814
Wisconsin Electric Power Co.	2.950%	9/15/21	1,425	1,474
Wisconsin Power & Light Co.	2.250%	11/15/22	875	853
Xcel Energy Inc.	4.700%	5/15/20	2,800	3,115

Natural Gas (0.3%)
AGL Capital Corp.	3.500%	9/15/21	2,100	2,214
National Fuel Gas Co.	4.900%	12/1/21	1,475	1,613
National Fuel Gas Co.	3.750%	3/1/23	2,075	2,103
ONE Gas Inc.	3.610%	2/1/24	1,200	1,278
Sempra Energy	2.875%	10/1/22	5,000	5,009
Sempra Energy	4.050%	12/1/23	2,700	2,915
Sempra Energy	3.550%	6/15/24	2,150	2,237
				308,236
Total Corporate Bonds (Cost $5,510,517)				5,646,620

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Taxable Municipal Bonds (0.0%)
Cornell University New York GO	5.450%	2/1/19	750	852
George Washington University District of
Columbia GO	3.485%	9/15/22	950	990
Total Taxable Municipal Bonds (Cost $1,826)				1,842

			Shares
Temporary Cash Investment (0.6%)
Money Market Fund (0.6%)
4 Vanguard Market Liquidity Fund (Cost $32,111)	0.134%		32,111,149	32,111
Total Investments (99.5%) (Cost $5,545,406)				5,681,530
Other Assets and Liabilities (0.5%)
Other Assets				109,472
Liabilities				(78,301)
				31,171
Net Assets (100%)				5,712,701

At February 28, 2015, net assets consisted of:
				Amount
				($000)
Paid-in Capital				5,563,299
Undistributed Net Investment Income				13,395
Accumulated Net Realized Losses				(129)
Unrealized Appreciation (Depreciation)				136,124
Futures Contracts				12
Net Assets				5,712,701

Admiral Shares—Net Assets
Applicable to 14,551,031 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				342,579
Net Asset Value Per Share—Admiral Shares				$23.54

Institutional Shares—Net Assets
Applicable to 11,047,446 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				321,423
Net Asset Value Per Share—Institutional Shares				$29.09

Intermediate-Term Corporate Bond Index Fund

Amount
($000)
ETF Shares—Net Assets
Applicable to 57,705,918 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	5,048,699
Net Asset Value Per Share—ETF Shares	$87.49

See Note A in Notes to Financial Statements.
1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Securities with a value of $1,450,000 have been segregated as initial margin for open futures contracts.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2015, the aggregate value of these securities was $58,593,000, representing 1.0% of net assets.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund

Statement of Operations

Six Months Ended
February 28, 2015
($000)
Investment Income
Income
Interest[1]	83,877
Total Income	83,877
Expenses
The Vanguard Group—Note B
Investment Advisory Services	62
Management and Administrative—Admiral Shares	135
Management and Administrative—Institutional Shares	101
Management and Administrative—ETF Shares	1,921
Marketing and Distribution—Admiral Shares	28
Marketing and Distribution—Institutional Shares	26
Marketing and Distribution—ETF Shares	480
Custodian Fees	17
Shareholders’ Reports—Admiral Shares	2
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	79
Trustees’ Fees and Expenses	2
Total Expenses	2,853
Net Investment Income	81,024
Realized Net Gain (Loss)
Investment Securities Sold	8,564
Futures Contracts	(573)
Realized Net Gain (Loss)	7,991
Change in Unrealized Appreciation (Depreciation)
Investment Securities	35,866
Futures Contracts	12
Change in Unrealized Appreciation (Depreciation) of Investment Securities	35,878
Net Increase (Decrease) in Net Assets Resulting from Operations	124,893
1 Interest income from an affiliated company of the fund was $14,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	81,024	125,051
Realized Net Gain (Loss)	7,991	10,414
Change in Unrealized Appreciation (Depreciation)	35,878	213,672
Net Increase (Decrease) in Net Assets Resulting from Operations	124,893	349,137
Distributions
Net Investment Income
Admiral Shares[1]	(4,651)	(4,240)
Institutional Shares	(4,934)	(8,841)
ETF Shares	(68,490)	(101,451)
Realized Capital Gain [2]
Admiral Shares[1]	(446)	(567)
Institutional Shares	(461)	(1,674)
ETF Shares	(6,812)	(22,349)
Total Distributions	(85,794)	(139,122)
Capital Share Transactions
Admiral Shares[1]	101,395	176,951
Institutional Shares	12,708	129,002
ETF Shares	1,004,207	658,982
Net Increase (Decrease) from Capital Share Transactions	1,118,310	964,935
Total Increase (Decrease)	1,157,409	1,174,950
Net Assets
Beginning of Period	4,555,292	3,380,342
End of Period[3]	5,712,701	4,555,292
1 Signal Shares were renamed Admiral Shares in October 2013.
2 Includes fiscal 2015 and 2014 short-term gain distributions totaling $0 and $5,450,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
3 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $13,395,000 and $10,446,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund

Financial Highlights

Admiral Shares
	Six Months					March 2,
	Ended					2010[1] to
For a Share Outstanding	February 28,				Year Ended August 31,	Aug. 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$23.40	$22.20	$23.40	$21.98	$21.76	$20.43
Investment Operations
Net Investment Income	. 370.736		.732	. 800	. 876	. 441
Net Realized and Unrealized Gain (Loss)
on Investments [2]	.175	1.355	(1.085)	1.437	.312	1.345
Total from Investment Operations	.545	2.091	(.353)	2.237	1.188	1.786
Distributions
Dividends from Net Investment Income	(. 370)	(.734)	(.731)	(. 800)	(. 875)	(. 456)
Distributions from Realized Capital Gains	(. 035)	(.157)	(.116)	(. 017)	(. 093)	—
Total Distributions	(. 405)	(. 891)	(. 847)	(. 817)	(. 968)	(. 456)
Net Asset Value, End of Period	$23.54	$23.40	$22.20	$23.40	$21.98	$21.76

Total Return[3]	2.36%	9.60%	-1.62%	10.41%	5.65%	8.86%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$343	$239	$55	$51	$7	$2
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.14%	0.15%[4]
Ratio of Net Investment Income to
Average Net Assets	3.26%	3.25%	3.16%	3.62%	4.15%	4.60%[4]
Portfolio Turnover Rate [5]	50%	65%	73%	69%	80%	61%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
Signal Shares were renamed Admiral Shares in October 2013. Prior periods’ Financial Highlights are for the Signal class.
1 Inception.
2 Includes increases from purchase fees of $.00, $.01, $.00, $.01, $.02, and $.00.
3 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund

Financial Highlights

Institutional Shares
	Six Months					Nov. 19,
	Ended					2009[1] to
For a Share Outstanding	February 28,			Year Ended August 31,		Aug. 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$28.92	$27.44	$28.93	$27.17	$26.90	$24.97
Investment Operations
Net Investment Income	.462	.919	.913	.999	1.098	.850
Net Realized and Unrealized Gain (Loss)
on Investments [2]	.212	1.671	(1.347)	1.780	.383	1.933
Total from Investment Operations	.674	2.590	(.434)	2.779	1.481	2.783
Distributions
Dividends from Net Investment Income	(. 461)	(. 916)	(. 913)	(. 998)	(1.097)	(. 853)
Distributions from Realized Capital Gains	(. 043)	(.194)	(.143)	(. 021)	(.114)	—
Total Distributions	(.504)	(1.110)	(1.056)	(1.019)	(1.211)	(.853)
Net Asset Value, End of Period	$29.09	$28.92	$27.44	$28.93	$27.17	$26.90

Total Return[3]	2.36%	9.62%	-1.61%	10.46%	5.70%	11.38%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$321	$307	$164	$185	$82	$12
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%[4]
Ratio of Net Investment Income to
Average Net Assets	3.29%	3.28%	3.19%	3.65%	4.20%	4.66%[4]
Portfolio Turnover Rate [5]	50%	65%	73%	69%	80%	61%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Includes increases from purchase fees of $.00, $.01, $.00, $.01, $.02, and $.00.
3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund

Financial Highlights

ETF Shares
	Six Months					Nov. 19,
	Ended					2009[1] to
For a Share Outstanding	February 28,				Year Ended August 31,	Aug. 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$86.98	$82.31	$86.78	$81.49	$80.67	$74.90
Investment Operations
Net Investment Income	1.375	2.724	2.715	2.966	3.249	2.519
Net Realized and Unrealized Gain (Loss)
on Investments [2]	.635	5.024	(4.042)	5.350	1.162	5.778
Total from Investment Operations	2.010	7.748	(1.327)	8.316	4.411	8.297
Distributions
Dividends from Net Investment Income	(1.370)	(2.496)	(2.713)	(2.963)	(3.248)	(2.527)
Distributions from Realized Capital Gains	(.130)	(. 582)	(. 430)	(. 063)	(. 343)	—
Total Distributions	(1.500)	(3.078)	(3.143)	(3.026)	(3.591)	(2.527)
Net Asset Value, End of Period	$87.49	$86.98	$82.31	$86.78	$81.49	$80.67

Total Return	2.35%	9.60%	-1.64%	10.43%	5.65%	11.30%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,049	$4,010	$3,161	$2,751	$725	$274
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.14%	0.15%[3]
Ratio of Net Investment Income to
Average Net Assets	3.26%	3.25%	3.16%	3.62%	4.15%	4.60%[3]
Portfolio Turnover Rate [4]	50%	65%	73%	69%	80%	61%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Includes increases from redemption fees of $.01, $.02, $.00, $.03, $.06 and $.01.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund

Notes to Financial Statements

Vanguard Intermediate-Term Corporate Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers three classes of shares: Admiral Shares, Institutional Shares, and ETF Shares. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 28, 2015, the fund’s average investments in long and short futures contracts each represented less than 1% of net assets, based on the average of aggregate settlement values at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2011–2014), and for the period ended February 28, 2015, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

Intermediate-Term Corporate Bond Index Fund

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at February 28, 2015, or at any time during the period then ended.

6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to invest up to 0.40% of its net assets in Vanguard. At February 28, 2015, the fund had contributed capital of $520,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.21% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

Intermediate-Term Corporate Bond Index Fund

The following table summarizes the market value of the fund’s investments as of February 28, 2015, based on the inputs used to value them:
	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	957	—
Corporate Bonds	—	5,646,620	—
Taxable Municipal Bonds	—	1,842	—
Temporary Cash Investments	32,111	—	—
Futures Contracts—Assets[1]	72	—	—
Futures Contracts—Liabilities[1]	(172)	—	—
Total	32,011	5,649,419	—
1 Represents variation margin on the last day of the reporting period.

D. At February 28, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:
				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	June 2015	(172)	(21,981)	(5)
Ultra Long U. S. Treasury Bond	June 2015	(36)	(6,058)	17
				12

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

During the six months ended February 28, 2015, the fund realized $6,971,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

At February 28, 2015, the cost of investment securities for tax purposes was $5,545,406,000. Net unrealized appreciation of investment securities for tax purposes was $136,124,000, consisting of unrealized gains of $150,724,000 on securities that had risen in value since their purchase and $14,600,000 in unrealized losses on securities that had fallen in value since their purchase.

Intermediate-Term Corporate Bond Index Fund

F. During the six months ended February 28, 2015, the fund purchased $1,774,307,000 of investment securities and sold $644,850,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $789,633,000 and $811,441,000, respectively. Total purchases and sales include $924,454,000 and $202,647,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	February 28, 2015		August 31, 2014
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Admiral Shares[1]
Issued [2]	147,855	6,341	209,876	9,151
Issued in Lieu of Cash Distributions	4,504	193	4,244	185
Redeemed	(50,964)	(2,187)	(37,169)	(1,624)
Net Increase (Decrease)—Admiral Shares	101,395	4,347	176,951	7,712
Institutional Shares
Issued [2]	17,714	615	168,157	6,007
Issued in Lieu of Cash Distributions	4,747	165	9,054	321
Redeemed	(9,753)	(337)	(48,209)	(1,712)
Net Increase (Decrease)—Institutional Shares	12,708	443	129,002	4,616
ETF Shares
Issued[2]	1,211,787	14,006	902,718	10,600
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(207,580)	(2,400)	(243,736)	(2,900)
Net Increase (Decrease)—ETF Shares	1,004,207	11,606	658,982	7,700
1 Signal Shares were renamed Admiral Shares in October 2013.
2 Includes purchase fees for fiscal 2015 and 2014 of $420,000 and $980,000, respectively (fund totals).

H. Management has determined that no material events or transactions occurred subsequent to February 28, 2015, that would require recognition or disclosure in these financial statements.

Long-Term Corporate Bond Index Fund

Fund Profile
As of February 28, 2015

Share-Class Characteristics

	Admiral	Institutional	ETF
	Shares	Shares	Shares
Ticker Symbol	VLTCX	VLCIX	VCLT
Expense Ratio[1]	0.12%	0.09%	0.12%
30-Day SEC Yield	4.12%	4.17%	4.14%

Financial Attributes

		Barclays
		10+ Year	Barclays
		Corporate	Aggregate
	Fund	Index	FA Index
Number of Bonds	1,511	1,619	9,115
Yield to Maturity
(before expenses)	4.2%	4.2%	2.1%
Average Coupon	5.6%	5.7%	3.2%
Average Duration	13.9 years	14.0 years	5.6 years
Average Effective
Maturity	23.8 years	23.8 years	7.7 years
Short-Term
Reserves	0.8%	—	—

Sector Diversification (% of portfolio)
Finance	19.5%
Industrial	67.1
Utilities	13.4
The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Volatility Measures
	Barclays
	10+ Year	Barclays
	Corporate	Aggregate
	Index	FA Index
R-Squared	0.99	0.88
Beta	1.00	2.70
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Effective Maturity
(% of portfolio)
Under 1 Year	0.1%
5 - 10 Years	0.8
10 - 20 Years	22.4
20 - 30 Years	73.7
Over 30 Years	3.0

Distribution by Credit Quality (% of portfolio)

Aaa	1.7%
Aa	6.4
A	44.2
Baa	47.7
Credit-quality ratings are obtained from Barclays and are from Moody's, Fitch, and S&P. When ratings from all three agencies are used, the median rating is shown. When ratings from two of the agencies are used, the lower rating for each issue is shown. For more information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated December 23, 2014, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2015, the annualized expense ratios were 0.12% for Admiral Shares, 0.09% for Institutional Shares, and 0.12% for ETF Shares.

Long-Term Corporate Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 19, 2009, Through February 28, 2015
		Barclays
		10+ Year
		Corporate
	ETF Shares Net Asset Value	Index
Fiscal Year	Total Returns	Total Returns
2010	14.54%	14.46%
2011	4.19	5.18
2012	19.40	18.33
2013	-6.55	-6.09
2014	17.35	16.80
2015	4.16	4.12
Note: For 2015, performance data reflect the six months ended February 28, 2015.

Average Annual Total Returns: Periods Ended December 31, 2014
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.
					Since Inception
	Inception Date	One Year	Five Years	Income	Capital	Total
Admiral Shares	1/19/2010	16.72%	—	5.18%	4.28%	9.46%
Fee-Adjusted Returns		15.55	—			9.24
Institutional Shares	11/19/2009	16.76	9.75%	5.19	4.21	9.40
Fee-Adjusted Returns		15.59	9.53			9.19
ETF Shares	11/19/2009
Market Price		16.41	9.78			9.49
Net Asset Value		16.74	9.70			9.35

Vanguard fund returns are adjusted to reflect the 1.00% fee on purchases of fund shares. The fee does not apply to the ETF Shares. The Fiscal-Year Total Returns table is not adjusted for fees.
See Financial Highlights for dividend and capital gains information.

Long-Term Corporate Bond Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2015

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.3%)
U.S. Government Securities (0.3%)
United States Treasury Note/Bond (Cost $5,680)	2.000%	2/15/25	5,676	5,678
Corporate Bonds (98.1%)
Finance (19.1%)
Banking (10.0%)
American Express Co.	4.050%	12/3/42	1,072	1,087
Bank of America Corp.	6.220%	9/15/26	400	466
Bank of America Corp.	4.250%	10/22/26	3,700	3,780
Bank of America Corp.	6.750%	6/1/28	640	791
Bank of America Corp.	6.110%	1/29/37	2,625	3,206
Bank of America Corp.	7.750%	5/14/38	2,053	2,977
Bank of America Corp.	5.875%	2/7/42	2,540	3,257
Bank of America Corp.	5.000%	1/21/44	2,425	2,802
Bank of America Corp.	4.875%	4/1/44	2,300	2,623
Bank of America NA	6.000%	10/15/36	1,350	1,732
Bank of New York Mellon Corp.	3.950%	11/18/25	350	379
Bank One Capital III	8.750%	9/1/30	500	739
Bank One Corp.	7.625%	10/15/26	1,170	1,552
Bank One Corp.	8.000%	4/29/27	500	687
Branch Banking & Trust Co.	3.800%	10/30/26	1,100	1,156
Citigroup Inc.	5.500%	9/13/25	1,825	2,059
Citigroup Inc.	4.300%	11/20/26	1,475	1,514
Citigroup Inc.	6.625%	1/15/28	200	253
Citigroup Inc.	6.625%	6/15/32	1,010	1,265
Citigroup Inc.	5.875%	2/22/33	1,755	2,036
Citigroup Inc.	6.000%	10/31/33	1,695	1,993
Citigroup Inc.	5.850%	12/11/34	516	630
Citigroup Inc.	6.125%	8/25/36	2,110	2,556
Citigroup Inc.	6.875%	3/5/38	1,664	2,274
Citigroup Inc.	8.125%	7/15/39	2,975	4,622
Citigroup Inc.	5.875%	1/30/42	1,155	1,490
Citigroup Inc.	6.675%	9/13/43	1,650	2,188
Citigroup Inc.	4.950%	11/7/43	300	345
Citigroup Inc.	5.300%	5/6/44	2,000	2,234
Comerica Inc.	3.800%	7/22/26	250	253
Cooperatieve Centrale Raiffeisen-Boerenleenbank
BA	5.250%	5/24/41	2,185	2,656

Long-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Cooperatieve Centrale Raiffeisen-Boerenleenbank
BA	5.750%	12/1/43	2,350	2,916
Credit Suisse USA Inc.	7.125%	7/15/32	825	1,158
Discover Bank	4.250%	3/13/26	835	880
Fifth Third Bancorp	8.250%	3/1/38	1,557	2,347
FirstMerit Bank NA	4.270%	11/25/26	275	285
Goldman Sachs Capital I	6.345%	2/15/34	2,080	2,540
Goldman Sachs Group Inc.	5.950%	1/15/27	1,860	2,201
Goldman Sachs Group Inc.	6.125%	2/15/33	3,165	4,012
Goldman Sachs Group Inc.	6.450%	5/1/36	2,695	3,348
Goldman Sachs Group Inc.	6.750%	10/1/37	6,255	8,080
Goldman Sachs Group Inc.	6.250%	2/1/41	3,830	4,998
Goldman Sachs Group Inc.	4.800%	7/8/44	2,300	2,544
HSBC Bank plc	7.650%	5/1/25	625	826
HSBC Bank USA NA	5.875%	11/1/34	2,275	2,896
HSBC Bank USA NA	5.625%	8/15/35	900	1,112
HSBC Bank USA NA	7.000%	1/15/39	925	1,333
HSBC Holdings plc	7.625%	5/17/32	845	1,164
HSBC Holdings plc	6.500%	5/2/36	3,300	4,261
HSBC Holdings plc	6.500%	9/15/37	2,660	3,456
HSBC Holdings plc	6.800%	6/1/38	1,705	2,286
HSBC Holdings plc	6.100%	1/14/42	710	949
HSBC Holdings plc	5.250%	3/14/44	2,800	3,176
JPMorgan Chase & Co.	4.125%	12/15/26	3,275	3,357
JPMorgan Chase & Co.	6.400%	5/15/38	3,495	4,653
JPMorgan Chase & Co.	5.500%	10/15/40	1,875	2,262
JPMorgan Chase & Co.	5.600%	7/15/41	2,280	2,824
JPMorgan Chase & Co.	5.400%	1/6/42	1,605	1,934
JPMorgan Chase & Co.	5.625%	8/16/43	1,400	1,680
JPMorgan Chase & Co.	4.850%	2/1/44	1,800	2,068
KeyBank NA	6.950%	2/1/28	375	490
Morgan Stanley	5.000%	11/24/25	2,911	3,198
Morgan Stanley	6.250%	8/9/26	800	992
Morgan Stanley	4.350%	9/8/26	3,315	3,450
Morgan Stanley	7.250%	4/1/32	1,630	2,271
Morgan Stanley	6.375%	7/24/42	2,611	3,494
Morgan Stanley	4.300%	1/27/45	3,100	3,164
Northern Trust Corp.	3.950%	10/30/25	1,300	1,383
PNC Bank NA	4.200%	11/1/25	900	979
Regions Bank	6.450%	6/26/37	900	1,131
Regions Financial Corp.	7.375%	12/10/37	250	331
UBS AG	7.750%	9/1/26	525	699
Wachovia Bank NA	5.850%	2/1/37	750	972
Wachovia Corp.	6.605%	10/1/25	565	696
Wachovia Corp.	7.574%	8/1/26	900	1,197
Wachovia Corp.	7.500%	4/15/35	345	490
Wachovia Corp.	5.500%	8/1/35	964	1,144
Wachovia Corp.	6.550%	10/15/35	25	32
Wells Fargo & Co.	4.100%	6/3/26	3,705	3,866
Wells Fargo & Co.	5.375%	2/7/35	1,085	1,316
Wells Fargo & Co.	5.375%	11/2/43	3,275	3,852
Wells Fargo & Co.	5.606%	1/15/44	3,540	4,348
Wells Fargo & Co.	4.650%	11/4/44	3,200	3,432
Wells Fargo Bank NA	5.950%	8/26/36	725	943
Wells Fargo Bank NA	6.600%	1/15/38	1,775	2,520
1 Wells Fargo Capital X	5.950%	12/1/86	920	944

Long-Term Corporate Bond Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Brokerage (0.4%)
	Affiliated Managers Group Inc.	3.500%	8/1/25	500	497
	CME Group Inc.	5.300%	9/15/43	975	1,199
	Invesco Finance plc	5.375%	11/30/43	1,215	1,502
	Jefferies Group LLC	6.450%	6/8/27	400	441
	Jefferies Group LLC	6.250%	1/15/36	560	579
	Jefferies Group LLC	6.500%	1/20/43	450	459
	Legg Mason Inc.	5.625%	1/15/44	700	829
	Leucadia National Corp.	6.625%	10/23/43	275	271
	TD Ameritrade Holding Corp.	3.625%	4/1/25	675	701

	Finance Companies (1.9%)
	GATX Corp.	3.250%	3/30/25	350	345
	GATX Corp.	5.200%	3/15/44	300	335
	GATX Corp.	4.500%	3/30/45	275	275
	General Electric Capital Corp.	5.550%	1/5/26	275	329
	General Electric Capital Corp.	6.750%	3/15/32	6,859	9,490
	General Electric Capital Corp.	7.500%	8/21/35	750	1,122
	General Electric Capital Corp.	6.150%	8/7/37	2,910	3,885
	General Electric Capital Corp.	5.875%	1/14/38	8,913	11,568
	General Electric Capital Corp.	6.875%	1/10/39	5,016	7,274

	Insurance (6.3%)
	ACE Capital Trust II	9.700%	4/1/30	240	358
	ACE INA Holdings Inc.	4.150%	3/13/43	1,097	1,176
	Aetna Inc.	6.625%	6/15/36	580	784
	Aetna Inc.	6.750%	12/15/37	1,015	1,406
	Aetna Inc.	4.500%	5/15/42	455	501
	Aetna Inc.	4.125%	11/15/42	1,000	1,034
	Aetna Inc.	4.750%	3/15/44	625	721
	Aflac Inc.	6.900%	12/17/39	495	689
	Aflac Inc.	6.450%	8/15/40	1,150	1,536
	AIG Life Holdings Inc.	8.500%	7/1/30	235	324
	Alleghany Corp.	4.900%	9/15/44	350	370
	Allstate Corp.	5.350%	6/1/33	190	232
	Allstate Corp.	5.550%	5/9/35	540	682
	Allstate Corp.	5.950%	4/1/36	395	520
	Allstate Corp.	4.500%	6/15/43	880	1,000
1	Allstate Corp.	6.500%	5/15/67	525	595
	American International Group Inc.	3.875%	1/15/35	2,100	2,123
	American International Group Inc.	6.250%	5/1/36	1,535	1,992
	American International Group Inc.	4.500%	7/16/44	2,600	2,783
	American International Group Inc.	4.375%	1/15/55	1,050	1,060
1	American International Group Inc.	8.175%	5/15/68	1,610	2,230
1	American International Group Inc.	6.250%	3/15/87	1,135	1,275
	Anthem Inc.	5.950%	12/15/34	666	839
	Anthem Inc.	5.850%	1/15/36	945	1,164
	Anthem Inc.	6.375%	6/15/37	1,195	1,570
	Anthem Inc.	4.625%	5/15/42	1,285	1,392
	Anthem Inc.	4.650%	1/15/43	1,050	1,146
	Anthem Inc.	4.650%	8/15/44	1,650	1,821
	Anthem Inc.	4.850%	8/15/54	100	110
	Aon Corp.	8.205%	1/1/27	775	1,011
	Aon Corp.	6.250%	9/30/40	385	503
	Aon plc	4.450%	5/24/43	550	569

148

Long-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Aon plc	4.600%	6/14/44	750	806
Arch Capital Group Ltd.	7.350%	5/1/34	250	348
Arch Capital Group US Inc.	5.144%	11/1/43	750	868
Assurant Inc.	6.750%	2/15/34	500	635
AXA SA	8.600%	12/15/30	1,410	1,960
AXIS Specialty Finance plc	5.150%	4/1/45	425	482
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	1,555	2,057
Berkshire Hathaway Finance Corp.	4.400%	5/15/42	1,570	1,744
Berkshire Hathaway Finance Corp.	4.300%	5/15/43	475	522
Berkshire Hathaway Inc.	4.500%	2/11/43	830	946
Chubb Corp.	6.000%	5/11/37	1,000	1,320
Chubb Corp.	6.500%	5/15/38	575	812
Cigna Corp.	7.875%	5/15/27	565	782
Cigna Corp.	5.875%	3/15/41	1,025	1,304
Cigna Corp.	5.375%	2/15/42	1,075	1,318
Cincinnati Financial Corp.	6.920%	5/15/28	300	386
Cincinnati Financial Corp.	6.125%	11/1/34	394	481
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	420	534
Everest Reinsurance Holdings Inc.	4.868%	6/1/44	1,250	1,325
Hartford Financial Services Group Inc.	5.950%	10/15/36	788	988
Hartford Financial Services Group Inc.	6.625%	3/30/40	391	534
Hartford Financial Services Group Inc.	6.100%	10/1/41	480	621
Humana Inc.	8.150%	6/15/38	645	956
Humana Inc.	4.625%	12/1/42	1,005	1,042
Humana Inc.	4.950%	10/1/44	425	468
Lincoln National Corp.	6.150%	4/7/36	800	1,007
Lincoln National Corp.	7.000%	6/15/40	1,395	1,954
Loews Corp.	6.000%	2/1/35	690	844
Loews Corp.	4.125%	5/15/43	1,000	976
Markel Corp.	5.000%	3/30/43	325	354
Marsh & McLennan Cos. Inc.	3.500%	3/10/25	150	154
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	315	389
MetLife Inc.	6.500%	12/15/32	650	884
MetLife Inc.	6.375%	6/15/34	1,140	1,555
MetLife Inc.	5.700%	6/15/35	1,020	1,303
MetLife Inc.	5.875%	2/6/41	1,595	2,076
MetLife Inc.	4.125%	8/13/42	1,115	1,156
MetLife Inc.	4.875%	11/13/43	1,175	1,373
MetLife Inc.	4.721%	12/15/44	850	973
1 MetLife Inc.	6.400%	12/15/66	1,895	2,222
1 MetLife Inc.	10.750%	8/1/69	460	768
Munich Re America Corp.	7.450%	12/15/26	350	469
1 Nationwide Financial Services Inc.	6.750%	5/15/67	365	384
Principal Financial Group Inc.	6.050%	10/15/36	1,140	1,433
Principal Financial Group Inc.	4.625%	9/15/42	75	81
Principal Financial Group Inc.	4.350%	5/15/43	970	1,001
Progressive Corp.	6.625%	3/1/29	538	725
Progressive Corp.	6.250%	12/1/32	305	401
Progressive Corp.	4.350%	4/25/44	1,550	1,698
Protective Life Corp.	8.450%	10/15/39	390	591
Prudential Financial Inc.	5.750%	7/15/33	750	926
Prudential Financial Inc.	5.400%	6/13/35	545	637
Prudential Financial Inc.	5.900%	3/17/36	1,095	1,342
Prudential Financial Inc.	5.700%	12/14/36	275	330
Prudential Financial Inc.	6.625%	12/1/37	960	1,274

Long-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Prudential Financial Inc.	6.625%	6/21/40	900	1,216
Prudential Financial Inc.	5.100%	8/15/43	1,375	1,556
Prudential Financial Inc.	4.600%	5/15/44	2,100	2,253
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	870	1,117
Transatlantic Holdings Inc.	8.000%	11/30/39	280	396
Travelers Cos. Inc.	6.750%	6/20/36	555	791
Travelers Cos. Inc.	6.250%	6/15/37	1,405	1,934
Travelers Cos. Inc.	5.350%	11/1/40	676	854
Travelers Cos. Inc.	4.600%	8/1/43	505	576
Travelers Property Casualty Corp.	6.375%	3/15/33	500	679
Trinity Acquisition plc	6.125%	8/15/43	875	1,038
UnitedHealth Group Inc.	5.800%	3/15/36	685	877
UnitedHealth Group Inc.	6.500%	6/15/37	515	718
UnitedHealth Group Inc.	6.625%	11/15/37	755	1,061
UnitedHealth Group Inc.	6.875%	2/15/38	2,185	3,158
UnitedHealth Group Inc.	5.700%	10/15/40	10	13
UnitedHealth Group Inc.	5.950%	2/15/41	585	780
UnitedHealth Group Inc.	4.625%	11/15/41	813	929
UnitedHealth Group Inc.	4.375%	3/15/42	405	446
UnitedHealth Group Inc.	3.950%	10/15/42	1,025	1,066
UnitedHealth Group Inc.	4.250%	3/15/43	650	707
Unum Group	5.750%	8/15/42	300	363
Validus Holdings Ltd.	8.875%	1/26/40	285	396
Voya Financial Inc.	5.700%	7/15/43	350	430
WR Berkley Corp.	4.750%	8/1/44	625	667
XLIT Ltd.	6.250%	5/15/27	480	594
XLIT Ltd.	5.250%	12/15/43	725	852

Real Estate Investment Trusts (0.5%)
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	350	371
Brandywine Operating Partnership LP	4.550%	10/1/29	725	753
ERP Operating LP	4.500%	7/1/44	775	829
Federal Realty Investment Trust	4.500%	12/1/44	425	460
HCP Inc.	6.750%	2/1/41	565	752
Health Care REIT Inc.	6.500%	3/15/41	1,200	1,577
Health Care REIT Inc.	5.125%	3/15/43	225	253
Hospitality Properties Trust	4.500%	3/15/25	200	206
Kilroy Realty LP	4.250%	8/15/29	485	502
Realty Income Corp.	5.875%	3/15/35	385	448
Simon Property Group LP	6.750%	2/1/40	970	1,367
Simon Property Group LP	4.750%	3/15/42	465	532
Simon Property Group LP	4.250%	10/1/44	400	425
Ventas Realty LP	5.700%	9/30/43	250	305
Ventas Realty LP	4.375%	2/1/45	625	631
				340,496
Industrial (65.9%)
Basic Industry (5.7%)
Agrium Inc.	4.125%	3/15/35	500	496
Agrium Inc.	7.125%	5/23/36	430	580
Agrium Inc.	6.125%	1/15/41	450	573
Agrium Inc.	4.900%	6/1/43	1,200	1,320
Agrium Inc.	5.250%	1/15/45	1,250	1,431
Albemarle Corp.	5.450%	12/1/44	525	572
Barrick Gold Corp.	5.250%	4/1/42	1,065	1,048
Barrick North America Finance LLC	7.500%	9/15/38	265	315

Long-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Barrick North America Finance LLC	5.700%	5/30/41	1,650	1,676
Barrick North America Finance LLC	5.750%	5/1/43	1,300	1,384
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	695	727
BHP Billiton Finance USA Ltd.	6.420%	3/1/26	300	384
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	2,130	2,241
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	3,375	3,924
CF Industries Inc.	5.150%	3/15/34	1,100	1,221
CF Industries Inc.	4.950%	6/1/43	825	887
CF Industries Inc.	5.375%	3/15/44	1,050	1,200
Domtar Corp.	6.250%	9/1/42	425	454
Domtar Corp.	6.750%	2/15/44	175	200
Dow Chemical Co.	7.375%	11/1/29	1,385	1,895
Dow Chemical Co.	4.250%	10/1/34	1,000	1,027
Dow Chemical Co.	9.400%	5/15/39	770	1,279
Dow Chemical Co.	5.250%	11/15/41	755	863
Dow Chemical Co.	4.375%	11/15/42	1,650	1,654
Eastman Chemical Co.	3.800%	3/15/25	700	729
Eastman Chemical Co.	4.800%	9/1/42	1,455	1,584
Eastman Chemical Co.	4.650%	10/15/44	1,850	1,945
Ecolab Inc.	5.500%	12/8/41	808	992
EI du Pont de Nemours & Co.	6.500%	1/15/28	450	583
EI du Pont de Nemours & Co.	4.900%	1/15/41	810	913
EI du Pont de Nemours & Co.	4.150%	2/15/43	725	740
Freeport-McMoRan Inc.	5.400%	11/14/34	1,275	1,149
Freeport-McMoRan Inc.	5.450%	3/15/43	2,805	2,463
Georgia-Pacific LLC	7.375%	12/1/25	402	529
Georgia-Pacific LLC	7.250%	6/1/28	305	406
Georgia-Pacific LLC	7.750%	11/15/29	890	1,252
Georgia-Pacific LLC	8.875%	5/15/31	365	562
Glencore Canada Corp.	6.200%	6/15/35	175	182
Goldcorp Inc.	5.450%	6/9/44	425	448
International Paper Co.	8.700%	6/15/38	275	408
International Paper Co.	7.300%	11/15/39	785	1,055
International Paper Co.	6.000%	11/15/41	675	799
International Paper Co.	4.800%	6/15/44	1,600	1,673
Kinross Gold Corp.	6.875%	9/1/41	260	264
Lubrizol Corp.	6.500%	10/1/34	240	327
LYB International Finance BV	5.250%	7/15/43	875	1,002
LYB International Finance BV	4.875%	3/15/44	1,525	1,658
LyondellBasell Industries NV	4.625%	2/26/55	1,050	1,038
Methanex Corp.	5.650%	12/1/44	250	264
Monsanto Co.	5.500%	8/15/25	360	434
Monsanto Co.	4.200%	7/15/34	1,300	1,404
Monsanto Co.	5.875%	4/15/38	230	288
Monsanto Co.	3.600%	7/15/42	895	837
Monsanto Co.	4.400%	7/15/44	1,550	1,674
Monsanto Co.	4.700%	7/15/64	720	796
Mosaic Co.	5.450%	11/15/33	600	699
Mosaic Co.	4.875%	11/15/41	145	156
Mosaic Co.	5.625%	11/15/43	1,075	1,287
Newmont Mining Corp.	5.875%	4/1/35	1,105	1,131
Newmont Mining Corp.	6.250%	10/1/39	1,690	1,780
Newmont Mining Corp.	4.875%	3/15/42	1,457	1,363
Nucor Corp.	6.400%	12/1/37	480	607
Nucor Corp.	5.200%	8/1/43	1,425	1,609

Long-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Placer Dome Inc.	6.450%	10/15/35	50	54
Potash Corp. of Saskatchewan Inc.	5.875%	12/1/36	460	576
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	635	800
PPG Industries Inc.	5.500%	11/15/40	1,160	1,425
Praxair Inc.	3.550%	11/7/42	1,100	1,075
Reliance Steel & Aluminum Co.	6.850%	11/15/36	35	41
Rio Tinto Alcan Inc.	7.250%	3/15/31	480	639
Rio Tinto Alcan Inc.	6.125%	12/15/33	1,169	1,409
Rio Tinto Alcan Inc.	5.750%	6/1/35	535	649
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	665	896
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	1,095	1,273
Rio Tinto Finance USA plc	4.750%	3/22/42	850	948
Rio Tinto Finance USA plc	4.125%	8/21/42	1,400	1,440
Rohm & Haas Co.	7.850%	7/15/29	1,435	2,021
Sherwin-Williams Co.	4.000%	12/15/42	200	201
Southern Copper Corp.	7.500%	7/27/35	1,595	1,806
Southern Copper Corp.	6.750%	4/16/40	990	1,049
Southern Copper Corp.	5.250%	11/8/42	1,770	1,597
Syngenta Finance NV	4.375%	3/28/42	225	236
Teck Resources Ltd.	6.125%	10/1/35	1,280	1,213
Teck Resources Ltd.	6.000%	8/15/40	570	515
Teck Resources Ltd.	6.250%	7/15/41	1,385	1,324
Teck Resources Ltd.	5.200%	3/1/42	688	591
Teck Resources Ltd.	5.400%	2/1/43	300	269
The Dow Chemical Company	4.625%	10/1/44	900	930
Vale Canada Ltd.	7.200%	9/15/32	860	888
Vale Overseas Ltd.	8.250%	1/17/34	745	842
Vale Overseas Ltd.	6.875%	11/21/36	3,485	3,434
Vale Overseas Ltd.	6.875%	11/10/39	2,380	2,344
Vale SA	5.625%	9/11/42	1,960	1,727
Westvaco Corp.	8.200%	1/15/30	500	703
Westvaco Corp.	7.950%	2/15/31	500	674
Weyerhaeuser Co.	6.950%	10/1/27	316	392
Weyerhaeuser Co.	7.375%	3/15/32	1,455	1,972
Weyerhaeuser Co.	6.875%	12/15/33	625	815
Worthington Industries Inc.	4.550%	4/15/26	200	214

Capital Goods (4.2%)
3M Co.	6.375%	2/15/28	550	734
3M Co.	5.700%	3/15/37	1,210	1,601
ABB Finance USA Inc.	4.375%	5/8/42	550	614
Boeing Co.	6.125%	2/15/33	380	515
Boeing Co.	3.300%	3/1/35	250	247
Boeing Co.	6.875%	3/15/39	1,145	1,716
Boeing Co.	5.875%	2/15/40	1,300	1,748
Boeing Co.	3.500%	3/1/45	250	248
Caterpillar Inc.	5.300%	9/15/35	350	427
Caterpillar Inc.	6.050%	8/15/36	1,515	1,970
Caterpillar Inc.	3.803%	8/15/42	1,930	1,928
Caterpillar Inc.	4.300%	5/15/44	1,100	1,175
Caterpillar Inc.	4.750%	5/15/64	450	495
Deere & Co.	5.375%	10/16/29	895	1,095
Deere & Co.	8.100%	5/15/30	704	1,072
Deere & Co.	7.125%	3/3/31	300	423
Deere & Co.	3.900%	6/9/42	1,635	1,694

Long-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Dover Corp.	6.600%	3/15/38	500	707
Dover Corp.	5.375%	3/1/41	580	713
Eaton Corp.	4.000%	11/2/32	815	846
Eaton Corp.	4.150%	11/2/42	1,350	1,402
Emerson Electric Co.	6.000%	8/15/32	160	210
Emerson Electric Co.	6.125%	4/15/39	1,015	1,380
Emerson Electric Co.	5.250%	11/15/39	335	416
General Dynamics Corp.	3.600%	11/15/42	400	392
General Electric Co.	4.125%	10/9/42	2,925	3,134
General Electric Co.	4.500%	3/11/44	2,900	3,272
Honeywell International Inc.	5.700%	3/15/36	700	901
Honeywell International Inc.	5.700%	3/15/37	2,040	2,651
Honeywell International Inc.	5.375%	3/1/41	740	949
Illinois Tool Works Inc.	4.875%	9/15/41	639	743
Illinois Tool Works Inc.	3.900%	9/1/42	1,156	1,170
Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	425	517
Ingersoll-Rand Luxembourg Finance SA	4.650%	11/1/44	550	579
Lockheed Martin Corp.	2.900%	3/1/25	500	504
Lockheed Martin Corp.	3.600%	3/1/35	1,000	994
Lockheed Martin Corp.	6.150%	9/1/36	935	1,244
Lockheed Martin Corp.	5.500%	11/15/39	1,625	2,020
Lockheed Martin Corp.	5.720%	6/1/40	779	1,016
Lockheed Martin Corp.	4.850%	9/15/41	1,005	1,157
Lockheed Martin Corp.	4.070%	12/15/42	950	991
Lockheed Martin Corp.	3.800%	3/1/45	250	250
Northrop Grumman Corp.	5.050%	11/15/40	790	918
Northrop Grumman Corp.	4.750%	6/1/43	1,350	1,516
Northrop Grumman Systems Corp.	7.750%	2/15/31	560	792
Owens Corning	7.000%	12/1/36	915	1,101
Parker Hannifin Corp.	6.250%	5/15/38	140	192
Parker-Hannifin Corp.	4.200%	11/21/34	800	867
Parker-Hannifin Corp.	4.450%	11/21/44	700	778
Precision Castparts Corp.	3.900%	1/15/43	775	794
Raytheon Co.	7.200%	8/15/27	455	622
Raytheon Co.	4.875%	10/15/40	525	610
Raytheon Co.	4.700%	12/15/41	710	805
Republic Services Inc.	6.200%	3/1/40	1,450	1,924
Republic Services Inc.	5.700%	5/15/41	730	922
Rockwell Automation Inc.	6.700%	1/15/28	285	375
Rockwell Automation Inc.	6.250%	12/1/37	730	979
Rockwell Collins Inc.	4.800%	12/15/43	350	416
Sonoco Products Co.	5.750%	11/1/40	595	706
Stanley Black & Decker Inc.	5.200%	9/1/40	315	374
Textron Inc.	3.875%	3/1/25	200	206
United Technologies Corp.	6.700%	8/1/28	400	542
United Technologies Corp.	7.500%	9/15/29	1,055	1,538
United Technologies Corp.	5.400%	5/1/35	400	492
United Technologies Corp.	6.050%	6/1/36	400	535
United Technologies Corp.	6.125%	7/15/38	2,040	2,732
United Technologies Corp.	5.700%	4/15/40	1,905	2,455
United Technologies Corp.	4.500%	6/1/42	4,250	4,722
Valmont Industries Inc.	5.000%	10/1/44	180	180
Valmont Industries Inc.	5.250%	10/1/54	250	244
Waste Management Inc.	3.900%	3/1/35	750	761
Waste Management Inc.	4.100%	3/1/45	500	509

Long-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Communication (15.6%)
21st Century Fox America Inc.	6.550%	3/15/33	1,585	2,084
21st Century Fox America Inc.	6.200%	12/15/34	715	926
21st Century Fox America Inc.	6.400%	12/15/35	1,265	1,680
21st Century Fox America Inc.	8.150%	10/17/36	350	520
21st Century Fox America Inc.	6.150%	3/1/37	2,075	2,677
21st Century Fox America Inc.	6.650%	11/15/37	1,395	1,887
21st Century Fox America Inc.	7.850%	3/1/39	250	375
21st Century Fox America Inc.	6.900%	8/15/39	810	1,128
21st Century Fox America Inc.	6.150%	2/15/41	1,775	2,319
21st Century Fox America Inc.	5.400%	10/1/43	700	859
21st Century Fox America Inc.	4.750%	9/15/44	575	649
21st Century Fox America Inc.	7.750%	12/1/45	1,110	1,710
America Movil SAB de CV	6.375%	3/1/35	1,055	1,356
America Movil SAB de CV	6.125%	11/15/37	1,050	1,302
America Movil SAB de CV	6.125%	3/30/40	2,425	3,067
America Movil SAB de CV	4.375%	7/16/42	2,200	2,246
Ameritech Capital Funding Corp.	6.550%	1/15/28	485	592
AT&T Corp.	8.000%	11/15/31	880	1,298
AT&T Inc.	6.150%	9/15/34	1,067	1,270
AT&T Inc.	6.500%	9/1/37	1,787	2,158
AT&T Inc.	6.300%	1/15/38	2,585	3,064
AT&T Inc.	6.400%	5/15/38	660	795
AT&T Inc.	6.550%	2/15/39	1,605	1,943
AT&T Inc.	5.350%	9/1/40	3,755	3,994
AT&T Inc.	5.550%	8/15/41	2,206	2,404
AT&T Inc.	4.300%	12/15/42	2,863	2,687
AT&T Inc.	4.800%	6/15/44	3,440	3,484
AT&T Inc.	4.350%	6/15/45	3,289	3,084
AT&T Mobility LLC	7.125%	12/15/31	622	860
Bellsouth Capital Funding Corp.	7.875%	2/15/30	598	805
Bellsouth Capital Funding Corp.	7.120%	7/15/97	200	247
BellSouth Corp.	6.875%	10/15/31	798	969
BellSouth Corp.	6.550%	6/15/34	1,045	1,231
BellSouth Corp.	6.000%	11/15/34	1,100	1,218
BellSouth Telecommunications LLC	6.375%	6/1/28	272	318
British Telecommunications plc	9.625%	12/15/30	3,002	4,888
CBS Corp.	7.875%	7/30/30	736	1,041
CBS Corp.	5.500%	5/15/33	1,660	1,839
CBS Corp.	5.900%	10/15/40	800	942
CBS Corp.	4.850%	7/1/42	495	517
CBS Corp.	4.900%	8/15/44	500	528
Comcast Corp.	4.250%	1/15/33	2,930	3,164
Comcast Corp.	7.050%	3/15/33	935	1,317
Comcast Corp.	4.200%	8/15/34	1,450	1,569
Comcast Corp.	5.650%	6/15/35	1,085	1,369
Comcast Corp.	6.500%	11/15/35	1,410	1,942
Comcast Corp.	6.450%	3/15/37	2,185	2,980
Comcast Corp.	6.950%	8/15/37	3,050	4,364
Comcast Corp.	6.400%	5/15/38	1,255	1,722
Comcast Corp.	6.550%	7/1/39	1,886	2,637
Comcast Corp.	6.400%	3/1/40	950	1,320
Comcast Corp.	4.650%	7/15/42	3,125	3,535
Comcast Corp.	4.500%	1/15/43	600	669
Deutsche Telekom International Finance BV	8.750%	6/15/30	4,389	6,679

Long-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Deutsche Telekom International Finance BV	9.250%	6/1/32	687	1,123
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.350%	3/15/40	650	756
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.000%	8/15/40	1,560	1,762
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.375%	3/1/41	1,325	1,559
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.150%	3/15/42	1,885	1,941
Discovery Communications LLC	6.350%	6/1/40	960	1,180
Discovery Communications LLC	4.950%	5/15/42	1,250	1,320
Discovery Communications LLC	4.875%	4/1/43	925	976
Embarq Corp.	7.995%	6/1/36	2,055	2,404
Grupo Televisa SAB	6.625%	3/18/25	510	634
Grupo Televisa SAB	8.500%	3/11/32	540	763
Grupo Televisa SAB	6.625%	1/15/40	750	939
Grupo Televisa SAB	5.000%	5/13/45	1,250	1,326
GTE Corp.	6.940%	4/15/28	1,310	1,693
Historic TW Inc.	6.625%	5/15/29	1,340	1,714
Koninklijke KPN NV	8.375%	10/1/30	1,025	1,459
McGraw Hill Financial Inc.	6.550%	11/15/37	900	1,017
Moody’s Corp.	5.250%	7/15/44	450	516
NBCUniversal Media LLC	6.400%	4/30/40	990	1,355
NBCUniversal Media LLC	5.950%	4/1/41	1,245	1,641
NBCUniversal Media LLC	4.450%	1/15/43	1,400	1,530
New Cingular Wireless Services Inc.	8.750%	3/1/31	795	1,218
Orange SA	9.000%	3/1/31	3,300	5,068
Orange SA	5.375%	1/13/42	1,160	1,348
Orange SA	5.500%	2/6/44	2,060	2,480
Pacific Bell Telephone Co.	7.125%	3/15/26	830	1,061
Qwest Corp.	7.200%	11/10/26	30	30
Qwest Corp.	6.875%	9/15/33	2,195	2,217
Qwest Corp.	7.125%	11/15/43	1,185	1,216
Rogers Communications Inc.	7.500%	8/15/38	805	1,144
Rogers Communications Inc.	4.500%	3/15/43	675	697
Rogers Communications Inc.	5.450%	10/1/43	450	533
Rogers Communications Inc.	5.000%	3/15/44	1,775	1,994
TCI Communications Inc.	7.875%	2/15/26	727	1,028
TCI Communications Inc.	7.125%	2/15/28	570	780
Telefonica Emisiones SAU	7.045%	6/20/36	2,940	4,005
Telefonica Europe BV	8.250%	9/15/30	1,250	1,808
Thomson Reuters Corp.	5.500%	8/15/35	200	231
Thomson Reuters Corp.	5.850%	4/15/40	1,465	1,756
Thomson Reuters Corp.	4.500%	5/23/43	300	306
Thomson Reuters Corp.	5.650%	11/23/43	700	838
Time Warner Cable Inc.	6.550%	5/1/37	2,350	2,842
Time Warner Cable Inc.	7.300%	7/1/38	1,650	2,150
Time Warner Cable Inc.	6.750%	6/15/39	1,770	2,191
Time Warner Cable Inc.	5.875%	11/15/40	1,110	1,274
Time Warner Cable Inc.	5.500%	9/1/41	2,161	2,370
Time Warner Cable Inc.	4.500%	9/15/42	1,750	1,750
Time Warner Cos. Inc.	6.950%	1/15/28	838	1,080
Time Warner Entertainment Co. LP	8.375%	7/15/33	1,600	2,296
Time Warner Inc.	7.625%	4/15/31	2,160	3,045
Time Warner Inc.	7.700%	5/1/32	1,905	2,738

Long-Term Corporate Bond Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Time Warner Inc.	6.500%	11/15/36	940	1,225
	Time Warner Inc.	6.200%	3/15/40	475	602
	Time Warner Inc.	6.100%	7/15/40	985	1,247
	Time Warner Inc.	6.250%	3/29/41	2,035	2,627
	Time Warner Inc.	5.375%	10/15/41	870	1,014
	Time Warner Inc.	4.900%	6/15/42	1,255	1,380
	Time Warner Inc.	5.350%	12/15/43	1,125	1,319
	Time Warner Inc.	4.650%	6/1/44	1,425	1,548
	Verizon Communications Inc.	7.750%	12/1/30	1,300	1,843
	Verizon Communications Inc.	6.400%	9/15/33	5,225	6,633
	Verizon Communications Inc.	5.050%	3/15/34	2,100	2,292
	Verizon Communications Inc.	4.400%	11/1/34	3,770	3,830
	Verizon Communications Inc.	5.850%	9/15/35	2,725	3,252
	Verizon Communications Inc.	6.250%	4/1/37	1,470	1,847
	Verizon Communications Inc.	6.400%	2/15/38	2,200	2,825
	Verizon Communications Inc.	6.900%	4/15/38	2,290	3,095
	Verizon Communications Inc.	7.350%	4/1/39	950	1,309
	Verizon Communications Inc.	6.000%	4/1/41	1,790	2,191
	Verizon Communications Inc.	4.750%	11/1/41	805	837
	Verizon Communications Inc.	3.850%	11/1/42	1,395	1,288
	Verizon Communications Inc.	6.550%	9/15/43	14,787	19,375
2	Verizon Communications Inc.	4.862%	8/21/46	5,908	6,278
2	Verizon Communications Inc.	5.012%	8/21/54	6,975	7,301
	Verizon Florida LLC	6.860%	2/1/28	775	812
	Verizon Maryland LLC	5.125%	6/15/33	1,145	1,206
	Verizon New England Inc.	7.875%	11/15/29	500	655
	Verizon New York Inc.	7.375%	4/1/32	1,137	1,440
	Viacom Inc.	4.850%	12/15/34	650	669
	Viacom Inc.	6.875%	4/30/36	1,125	1,409
	Viacom Inc.	4.375%	3/15/43	2,070	1,942
	Viacom Inc.	4.875%	6/15/43	450	451
	Viacom Inc.	5.850%	9/1/43	1,775	2,006
	Viacom Inc.	5.250%	4/1/44	800	852
	Vodafone Group plc	7.875%	2/15/30	935	1,294
	Vodafone Group plc	6.250%	11/30/32	465	572
	Vodafone Group plc	6.150%	2/27/37	2,160	2,631
	Vodafone Group plc	4.375%	2/19/43	1,900	1,875
	Walt Disney Co.	7.000%	3/1/32	1,245	1,814
	Walt Disney Co.	4.375%	8/16/41	900	1,001
	Walt Disney Co.	4.125%	12/1/41	685	745
	Walt Disney Co.	3.700%	12/1/42	500	502
	Walt Disney Co.	4.125%	6/1/44	125	136
	WPP Finance 2010	5.125%	9/7/42	275	303
	WPP Finance 2010	5.625%	11/15/43	650	795

	Consumer Cyclical (6.3%)
2	Alibaba Group Holding Ltd.	4.500%	11/28/34	1,200	1,231
	Amazon.com Inc.	4.800%	12/5/34	1,650	1,775
	Amazon.com Inc.	4.950%	12/5/44	2,425	2,603
	Bed Bath & Beyond Inc.	4.915%	8/1/34	500	537
	Bed Bath & Beyond Inc.	5.165%	8/1/44	1,050	1,151
	Coach Inc.	4.250%	4/1/25	525	526
	Cummins Inc.	7.125%	3/1/28	425	591
	Cummins Inc.	4.875%	10/1/43	575	683
	CVS Health Corp.	5.750%	5/15/41	1,014	1,299

156

Long-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
CVS Health Corp.	5.300%	12/5/43	2,025	2,489
Daimler Finance North America LLC	8.500%	1/18/31	2,190	3,412
Darden Restaurants Inc.	7.050%	10/15/37	100	121
eBay Inc.	4.000%	7/15/42	800	692
Ford Motor Co.	6.625%	10/1/28	1,075	1,378
Ford Motor Co.	6.375%	2/1/29	875	1,065
Ford Motor Co.	7.450%	7/16/31	2,685	3,742
Ford Motor Co.	4.750%	1/15/43	2,575	2,825
Ford Motor Co.	7.400%	11/1/46	570	839
Home Depot Inc.	5.875%	12/16/36	3,950	5,214
Home Depot Inc.	5.400%	9/15/40	955	1,178
Home Depot Inc.	5.950%	4/1/41	1,665	2,218
Home Depot Inc.	4.200%	4/1/43	1,575	1,706
Home Depot Inc.	4.875%	2/15/44	1,600	1,907
Home Depot Inc.	4.400%	3/15/45	475	533
Johnson Controls Inc.	6.000%	1/15/36	790	974
Johnson Controls Inc.	5.700%	3/1/41	520	631
Johnson Controls Inc.	5.250%	12/1/41	780	901
Johnson Controls Inc.	4.625%	7/2/44	800	866
Johnson Controls Inc.	4.950%	7/2/64	300	317
Kohl’s Corp.	6.000%	1/15/33	570	653
Kohl’s Corp.	6.875%	12/15/37	375	485
Lowe’s Cos. Inc.	6.875%	2/15/28	60	80
Lowe’s Cos. Inc.	6.500%	3/15/29	830	1,072
Lowe’s Cos. Inc.	5.500%	10/15/35	570	698
Lowe’s Cos. Inc.	5.800%	10/15/36	450	573
Lowe’s Cos. Inc.	6.650%	9/15/37	330	458
Lowe’s Cos. Inc.	5.800%	4/15/40	905	1,172
Lowe’s Cos. Inc.	5.125%	11/15/41	455	546
Lowe’s Cos. Inc.	4.650%	4/15/42	760	859
Lowe’s Cos. Inc.	5.000%	9/15/43	2,075	2,482
Lowe’s Cos. Inc.	4.250%	9/15/44	400	430
Macy’s Retail Holdings Inc.	6.900%	4/1/29	1,335	1,732
Macy’s Retail Holdings Inc.	6.900%	1/15/32	225	297
Macy’s Retail Holdings Inc.	6.700%	7/15/34	40	53
Macy’s Retail Holdings Inc.	4.500%	12/15/34	1,450	1,526
Macy’s Retail Holdings Inc.	6.375%	3/15/37	510	671
Macy’s Retail Holdings Inc.	5.125%	1/15/42	640	719
McDonald’s Corp.	6.300%	10/15/37	1,010	1,343
McDonald’s Corp.	6.300%	3/1/38	1,423	1,889
McDonald’s Corp.	5.700%	2/1/39	700	864
McDonald’s Corp.	3.700%	2/15/42	445	434
McDonald’s Corp.	3.625%	5/1/43	825	803
Metropolitan Museum of Art	3.400%	7/1/45	300	294
NIKE Inc.	3.625%	5/1/43	425	426
Nordstrom Inc.	6.950%	3/15/28	405	536
Nordstrom Inc.	5.000%	1/15/44	929	1,079
QVC Inc.	5.450%	8/15/34	500	496
QVC Inc.	5.950%	3/15/43	450	472
Starwood Hotels & Resorts Worldwide Inc.	4.500%	10/1/34	650	671
Target Corp.	6.350%	11/1/32	885	1,182
Target Corp.	6.500%	10/15/37	1,587	2,221
Target Corp.	7.000%	1/15/38	855	1,250
Target Corp.	4.000%	7/1/42	2,277	2,386
2 Tiffany & Co.	4.900%	10/1/44	400	414

Long-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
VF Corp.	6.450%	11/1/37	635	873
Wal-Mart Stores Inc.	5.875%	4/5/27	1,355	1,784
Wal-Mart Stores Inc.	7.550%	2/15/30	1,400	2,090
Wal-Mart Stores Inc.	5.250%	9/1/35	4,390	5,405
Wal-Mart Stores Inc.	6.500%	8/15/37	3,125	4,392
Wal-Mart Stores Inc.	6.200%	4/15/38	2,860	3,905
Wal-Mart Stores Inc.	5.625%	4/1/40	1,772	2,296
Wal-Mart Stores Inc.	4.875%	7/8/40	1,000	1,178
Wal-Mart Stores Inc.	5.000%	10/25/40	800	962
Wal-Mart Stores Inc.	5.625%	4/15/41	2,865	3,749
Wal-Mart Stores Inc.	4.000%	4/11/43	1,800	1,904
Wal-Mart Stores Inc.	4.750%	10/2/43	1,450	1,700
Wal-Mart Stores Inc.	4.300%	4/22/44	950	1,059
Walgreen Co.	4.400%	9/15/42	750	767
Walgreens Boots Alliance Inc.	4.500%	11/18/34	750	794
Walgreens Boots Alliance Inc.	4.800%	11/18/44	1,900	2,052
Western Union Co.	6.200%	11/17/36	500	523
Western Union Co.	6.200%	6/21/40	270	281
Yum! Brands Inc.	6.875%	11/15/37	410	533
Yum! Brands Inc.	5.350%	11/1/43	650	720

Consumer Noncyclical (14.0%)
Abbott Laboratories	6.150%	11/30/37	600	815
Abbott Laboratories	6.000%	4/1/39	945	1,271
Abbott Laboratories	5.300%	5/27/40	805	1,006
AbbVie Inc.	4.400%	11/6/42	3,190	3,370
Actavis Funding SCS	4.850%	6/15/44	2,825	2,894
Actavis Inc.	4.625%	10/1/42	840	838
Ahold Finance USA LLC	6.875%	5/1/29	715	920
Altria Group Inc.	9.950%	11/10/38	1,343	2,341
Altria Group Inc.	10.200%	2/6/39	816	1,451
Altria Group Inc.	4.250%	8/9/42	1,225	1,235
Altria Group Inc.	4.500%	5/2/43	1,100	1,156
Altria Group Inc.	5.375%	1/31/44	1,925	2,287
AmerisourceBergen Corp.	3.250%	3/1/25	500	504
AmerisourceBergen Corp.	4.250%	3/1/45	750	780
Amgen Inc.	6.375%	6/1/37	995	1,280
Amgen Inc.	6.900%	6/1/38	1,115	1,508
Amgen Inc.	6.400%	2/1/39	1,335	1,740
Amgen Inc.	5.750%	3/15/40	1,439	1,747
Amgen Inc.	4.950%	10/1/41	835	933
Amgen Inc.	5.150%	11/15/41	2,942	3,368
Amgen Inc.	5.650%	6/15/42	1,388	1,700
Amgen Inc.	5.375%	5/15/43	1,250	1,492
Anheuser-Busch Cos. LLC	6.800%	8/20/32	265	360
Anheuser-Busch Cos. LLC	5.950%	1/15/33	20	25
Anheuser-Busch Cos. LLC	5.750%	4/1/36	225	276
Anheuser-Busch Cos. LLC	6.450%	9/1/37	830	1,089
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	1,285	1,270
Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	1,675	1,815
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	2,040	3,166
Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	705	1,097
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	860	1,125
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	785	751
Archer-Daniels-Midland Co.	5.935%	10/1/32	495	636

Long-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Archer-Daniels-Midland Co.	5.375%	9/15/35	1,110	1,371
Archer-Daniels-Midland Co.	5.765%	3/1/41	510	666
Archer-Daniels-Midland Co.	4.535%	3/26/42	840	958
Archer-Daniels-Midland Co.	4.016%	4/16/43	125	129
1 Ascension Health	4.847%	11/15/53	475	542
AstraZeneca plc	6.450%	9/15/37	4,026	5,500
AstraZeneca plc	4.000%	9/18/42	1,025	1,059
Baxter International Inc.	6.250%	12/1/37	380	505
Baxter International Inc.	3.650%	8/15/42	1,150	1,087
Becton Dickinson & Co.	6.000%	5/15/39	430	540
Becton Dickinson & Co.	5.000%	11/12/40	540	608
Becton Dickinson & Co.	4.685%	12/15/44	1,450	1,593
Boston Scientific Corp.	7.000%	11/15/35	700	922
Boston Scientific Corp.	7.375%	1/15/40	830	1,157
Bristol-Myers Squibb Co.	6.800%	11/15/26	200	268
Bristol-Myers Squibb Co.	5.875%	11/15/36	1,305	1,689
Bristol-Myers Squibb Co.	6.125%	5/1/38	510	677
Bristol-Myers Squibb Co.	3.250%	8/1/42	975	880
Bristol-Myers Squibb Co.	4.500%	3/1/44	560	632
Brown-Forman Corp.	3.750%	1/15/43	375	372
Campbell Soup Co.	3.800%	8/2/42	500	444
Cardinal Health Inc.	4.600%	3/15/43	825	882
CareFusion Corp.	4.875%	5/15/44	350	385
1 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	775	767
Celgene Corp.	5.700%	10/15/40	610	743
Celgene Corp.	5.250%	8/15/43	400	464
Celgene Corp.	4.625%	5/15/44	1,525	1,669
Children’s Hospital Medical Center Ohio GO	4.268%	5/15/44	250	259
Cleveland Clinic Foundation Ohio Revenue	4.858%	1/1/14	600	635
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	800	925
ConAgra Foods Inc.	7.125%	10/1/26	510	647
ConAgra Foods Inc.	7.000%	10/1/28	575	733
ConAgra Foods Inc.	8.250%	9/15/30	545	795
ConAgra Foods Inc.	6.625%	8/15/39	1,285	1,614
ConAgra Foods Inc.	4.650%	1/25/43	548	552
Covidien International Finance SA	6.550%	10/15/37	760	1,070
Delhaize America LLC	9.000%	4/15/31	220	302
Delhaize Group SA	5.700%	10/1/40	922	1,007
Diageo Capital plc	5.875%	9/30/36	1,070	1,385
Diageo Capital plc	3.875%	4/29/43	375	377
Diageo Investment Corp.	7.450%	4/15/35	235	346
Diageo Investment Corp.	4.250%	5/11/42	1,434	1,519
Dignity Health	5.267%	11/1/64	500	552
Dignity Health California GO	4.500%	11/1/42	375	385
Dr Pepper Snapple Group Inc.	7.450%	5/1/38	380	566
Eli Lilly & Co.	7.125%	6/1/25	360	488
Eli Lilly & Co.	5.500%	3/15/27	2,400	2,959
Eli Lilly & Co.	5.550%	3/15/37	1,105	1,404
Eli Lilly & Co.	5.950%	11/15/37	315	415
Eli Lilly & Co.	4.650%	6/15/44	600	692
Eli Lilly & Co.	3.700%	3/1/45	400	400
Estee Lauder Cos. Inc.	6.000%	5/15/37	515	667
Estee Lauder Cos. Inc.	3.700%	8/15/42	250	242
Express Scripts Holding Co.	6.125%	11/15/41	770	988
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	1,135	1,097

Long-Term Corporate Bond Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	General Mills Inc.	5.400%	6/15/40	738	863
	General Mills Inc.	4.150%	2/15/43	525	525
	Gilead Sciences Inc.	5.650%	12/1/41	1,100	1,397
	Gilead Sciences Inc.	4.800%	4/1/44	2,075	2,375
	Gilead Sciences Inc.	4.500%	2/1/45	3,350	3,684
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	805	980
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	3,070	4,185
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	500	532
	Hasbro Inc.	6.350%	3/15/40	360	428
	Hasbro Inc.	5.100%	5/15/44	1,200	1,254
	Hershey Co.	7.200%	8/15/27	600	846
	Ingredion Inc.	6.625%	4/15/37	475	600
	Johnson & Johnson	6.950%	9/1/29	1,340	1,943
	Johnson & Johnson	4.950%	5/15/33	800	978
	Johnson & Johnson	4.375%	12/5/33	1,200	1,385
	Johnson & Johnson	5.950%	8/15/37	2,005	2,761
	Johnson & Johnson	5.850%	7/15/38	500	690
	Johnson & Johnson	4.500%	9/1/40	684	801
	Johnson & Johnson	4.850%	5/15/41	95	116
	Kaiser Foundation Hospitals	4.875%	4/1/42	1,220	1,411
	Kellogg Co.	7.450%	4/1/31	1,565	2,049
	Kimberly-Clark Corp.	2.650%	3/1/25	225	225
	Kimberly-Clark Corp.	6.625%	8/1/37	651	939
	Kimberly-Clark Corp.	5.300%	3/1/41	685	857
	Kimberly-Clark Corp.	3.700%	6/1/43	725	733
	Koninklijke Philips NV	6.875%	3/11/38	870	1,196
	Koninklijke Philips NV	5.000%	3/15/42	684	772
	Kraft Foods Group Inc.	6.875%	1/26/39	1,225	1,560
	Kraft Foods Group Inc.	6.500%	2/9/40	1,300	1,593
	Kraft Foods Group Inc.	5.000%	6/4/42	2,375	2,569
	Kroger Co.	7.700%	6/1/29	980	1,361
	Kroger Co.	7.500%	4/1/31	380	517
	Kroger Co.	6.900%	4/15/38	855	1,166
	Kroger Co.	5.400%	7/15/40	200	236
	Kroger Co.	5.000%	4/15/42	400	457
	Kroger Co.	5.150%	8/1/43	850	994
	Laboratory Corp. of America Holdings	4.700%	2/1/45	1,200	1,235
	Lorillard Tobacco Co.	8.125%	5/1/40	640	913
	Mattel Inc.	5.450%	11/1/41	720	782
1	Mayo Clinic	3.774%	11/15/43	400	385
1	Mayo Clinic	4.000%	11/15/47	225	221
	McKesson Corp.	6.000%	3/1/41	930	1,202
	McKesson Corp.	4.883%	3/15/44	850	975
	Mead Johnson Nutrition Co.	5.900%	11/1/39	300	375
	Mead Johnson Nutrition Co.	4.600%	6/1/44	800	844
2	Medtronic Inc.	3.500%	3/15/25	5,000	5,226
2	Medtronic Inc.	4.375%	3/15/35	4,000	4,345
	Medtronic Inc.	6.500%	3/15/39	155	211
	Medtronic Inc.	5.550%	3/15/40	480	585
	Medtronic Inc.	4.500%	3/15/42	610	663
	Medtronic Inc.	4.000%	4/1/43	800	830
	Medtronic Inc.	4.625%	3/15/44	1,160	1,306
2	Medtronic Inc.	4.625%	3/15/45	6,475	7,365
	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	325	330

160

Long-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Memorial Sloan-Kettering Cancer Center
New York GO	5.000%	7/1/42	400	467
Memorial Sloan-Kettering Cancer Center
New York GO	4.125%	7/1/52	600	594
Merck & Co. Inc.	6.500%	12/1/33	1,415	1,990
Merck & Co. Inc.	6.550%	9/15/37	725	1,034
Merck & Co. Inc.	3.600%	9/15/42	1,535	1,512
Merck & Co. Inc.	4.150%	5/18/43	2,525	2,687
Merck & Co. Inc.	3.700%	2/10/45	250	246
Merck Sharp & Dohme Corp.	5.950%	12/1/28	560	728
Molson Coors Brewing Co.	5.000%	5/1/42	775	808
Mondelez International Inc.	6.500%	11/1/31	830	1,121
Mondelez International Inc.	6.875%	2/1/38	730	983
Mondelez International Inc.	6.875%	1/26/39	215	286
Mondelez International Inc.	6.500%	2/9/40	2,679	3,730
Mylan Inc.	5.400%	11/29/43	2,000	2,278
New York and Presbyterian Hospital	4.024%	8/1/45	600	592
Novant Health Inc.	4.371%	11/1/43	300	314
Novartis Capital Corp.	3.700%	9/21/42	300	309
Novartis Capital Corp.	4.400%	5/6/44	2,700	3,096
NYU Hospitals Center	4.784%	7/1/44	250	266
Partners Healthcare System Inc.	4.117%	7/1/55	275	269
Pepsi Bottling Group Inc.	7.000%	3/1/29	1,360	1,904
PepsiCo Inc.	5.500%	1/15/40	1,000	1,231
PepsiCo Inc.	4.875%	11/1/40	870	989
PepsiCo Inc.	4.000%	3/5/42	1,350	1,361
PepsiCo Inc.	3.600%	8/13/42	915	877
PepsiCo Inc.	4.250%	10/22/44	675	708
Perrigo Co. plc	5.300%	11/15/43	575	656
Perrigo Finance plc	4.900%	12/15/44	1,000	1,080
Pfizer Inc.	7.200%	3/15/39	2,480	3,674
Pfizer Inc.	4.300%	6/15/43	750	801
Pfizer Inc.	4.400%	5/15/44	800	875
Pharmacia Corp.	6.600%	12/1/28	1,755	2,370
Philip Morris International Inc.	6.375%	5/16/38	2,340	3,158
Philip Morris International Inc.	4.375%	11/15/41	845	898
Philip Morris International Inc.	4.500%	3/20/42	1,755	1,906
Philip Morris International Inc.	3.875%	8/21/42	975	973
Philip Morris International Inc.	4.125%	3/4/43	875	912
Philip Morris International Inc.	4.875%	11/15/43	1,600	1,847
Procter & Gamble Co.	6.450%	1/15/26	550	730
Procter & Gamble Co.	5.800%	8/15/34	1,150	1,564
3 Procter & Gamble Co.	5.550%	3/5/37	2,065	2,761
Quest Diagnostics Inc.	6.950%	7/1/37	60	77
Quest Diagnostics Inc.	5.750%	1/30/40	960	1,098
Reynolds American Inc.	7.250%	6/15/37	375	493
Reynolds American Inc.	4.750%	11/1/42	1,300	1,322
Reynolds American Inc.	6.150%	9/15/43	750	907
St. Jude Medical Inc.	4.750%	4/15/43	1,425	1,559
Stryker Corp.	4.100%	4/1/43	1,100	1,126
Stryker Corp.	4.375%	5/15/44	400	425
Sysco Corp.	4.350%	10/2/34	1,550	1,632
Sysco Corp.	5.375%	9/21/35	1,330	1,572
Sysco Corp.	4.500%	10/2/44	1,010	1,081
Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	414	526

Long-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Thermo Fisher Scientific Inc.	5.300%	2/1/44	825	978
Trinity Health Corp.	4.125%	12/1/45	400	392
Tyson Foods Inc.	4.875%	8/15/34	400	448
Tyson Foods Inc.	5.150%	8/15/44	1,525	1,786
Unilever Capital Corp.	5.900%	11/15/32	1,495	2,081
Whirlpool Corp.	3.700%	5/1/25	1,000	1,030
Whirlpool Corp.	5.150%	3/1/43	475	536
Wyeth LLC	6.500%	2/1/34	930	1,268
Wyeth LLC	6.000%	2/15/36	900	1,171
Wyeth LLC	5.950%	4/1/37	2,395	3,097
Zimmer Holdings Inc.	5.750%	11/30/39	575	694
Zoetis Inc.	4.700%	2/1/43	1,125	1,154

Energy (12.7%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	680	814
Anadarko Finance Co.	7.500%	5/1/31	1,242	1,681
Anadarko Petroleum Corp.	6.450%	9/15/36	1,860	2,375
Anadarko Petroleum Corp.	7.950%	6/15/39	155	223
Anadarko Petroleum Corp.	6.200%	3/15/40	1,615	2,005
Anadarko Petroleum Corp.	4.500%	7/15/44	975	1,007
Apache Corp.	6.000%	1/15/37	1,386	1,661
Apache Corp.	5.100%	9/1/40	1,085	1,168
Apache Corp.	5.250%	2/1/42	1,105	1,210
Apache Corp.	4.750%	4/15/43	2,295	2,417
Apache Corp.	4.250%	1/15/44	875	857
Apache Finance Canada Corp.	7.750%	12/15/29	725	1,027
Baker Hughes Inc.	6.875%	1/15/29	350	448
Baker Hughes Inc.	5.125%	9/15/40	2,010	2,314
Buckeye Partners LP	5.850%	11/15/43	475	470
Buckeye Partners LP	5.600%	10/15/44	400	395
Burlington Resources Finance Co.	7.200%	8/15/31	1,019	1,410
Burlington Resources Finance Co.	7.400%	12/1/31	957	1,349
Cameron International Corp.	7.000%	7/15/38	450	560
Cameron International Corp.	5.950%	6/1/41	905	1,016
Cameron International Corp.	5.125%	12/15/43	475	485
Canadian Natural Resources Ltd.	7.200%	1/15/32	728	900
Canadian Natural Resources Ltd.	6.450%	6/30/33	650	763
Canadian Natural Resources Ltd.	5.850%	2/1/35	600	666
Canadian Natural Resources Ltd.	6.500%	2/15/37	630	744
Canadian Natural Resources Ltd.	6.250%	3/15/38	1,355	1,607
Canadian Natural Resources Ltd.	6.750%	2/1/39	925	1,134
Cenovus Energy Inc.	6.750%	11/15/39	2,122	2,528
Cenovus Energy Inc.	4.450%	9/15/42	1,450	1,304
Cenovus Energy Inc.	5.200%	9/15/43	387	390
CenterPoint Energy Resources Corp.	6.625%	11/1/37	430	586
CenterPoint Energy Resources Corp.	5.850%	1/15/41	254	332
Conoco Funding Co.	7.250%	10/15/31	515	722
ConocoPhillips	5.900%	10/15/32	665	839
ConocoPhillips	5.900%	5/15/38	535	684
ConocoPhillips	6.500%	2/1/39	3,155	4,314
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	575	727
ConocoPhillips Co.	4.150%	11/15/34	775	816
ConocoPhillips Co.	4.300%	11/15/44	1,400	1,496
ConocoPhillips Holding Co.	6.950%	4/15/29	2,260	3,102
Continental Resources Inc.	4.900%	6/1/44	1,000	901

Long-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
DCP Midstream LLC	8.125%	8/16/30	321	345
DCP Midstream Operating LP	5.600%	4/1/44	1,075	932
Devon Energy Corp.	7.950%	4/15/32	1,070	1,528
Devon Energy Corp.	5.600%	7/15/41	2,290	2,737
Devon Energy Corp.	4.750%	5/15/42	865	934
Devon Financing Corp. LLC	7.875%	9/30/31	1,695	2,382
Diamond Offshore Drilling Inc.	5.700%	10/15/39	575	547
Diamond Offshore Drilling Inc.	4.875%	11/1/43	775	676
Dominion Gas Holdings LLC	4.800%	11/1/43	850	955
Dominion Gas Holdings LLC	4.600%	12/15/44	1,000	1,093
El Paso Natural Gas Co. LLC	8.375%	6/15/32	372	488
El Paso Pipeline Partners Operating Co. LLC	7.500%	11/15/40	400	519
El Paso Pipeline Partners Operating Co. LLC	4.700%	11/1/42	510	492
2 Enable Midstream Partners LP	5.000%	5/15/44	525	516
Enbridge Energy Partners LP	7.500%	4/15/38	500	624
Enbridge Energy Partners LP	5.500%	9/15/40	950	992
Enbridge Inc.	4.500%	6/10/44	650	610
Encana Corp.	6.500%	8/15/34	1,531	1,757
Encana Corp.	6.625%	8/15/37	1,393	1,608
Encana Corp.	6.500%	2/1/38	540	619
Encana Corp.	5.150%	11/15/41	490	490
Energy Transfer Partners LP	8.250%	11/15/29	214	297
Energy Transfer Partners LP	6.625%	10/15/36	1,035	1,247
Energy Transfer Partners LP	7.500%	7/1/38	712	916
Energy Transfer Partners LP	6.050%	6/1/41	1,231	1,413
Energy Transfer Partners LP	6.500%	2/1/42	1,505	1,802
Energy Transfer Partners LP	5.150%	2/1/43	475	496
Energy Transfer Partners LP	5.950%	10/1/43	500	576
Eni USA Inc.	7.300%	11/15/27	395	522
EnLink Midstream Partners LP	5.600%	4/1/44	400	453
Enlink Midstream Partners LP	5.050%	4/1/45	400	420
Ensco plc	5.750%	10/1/44	1,075	1,103
Enterprise Products Operating LLC	6.875%	3/1/33	790	1,057
Enterprise Products Operating LLC	6.650%	10/15/34	360	475
Enterprise Products Operating LLC	5.750%	3/1/35	550	659
Enterprise Products Operating LLC	7.550%	4/15/38	390	554
Enterprise Products Operating LLC	6.125%	10/15/39	560	704
Enterprise Products Operating LLC	6.450%	9/1/40	510	662
Enterprise Products Operating LLC	5.950%	2/1/41	875	1,093
Enterprise Products Operating LLC	5.700%	2/15/42	670	828
Enterprise Products Operating LLC	4.850%	8/15/42	590	652
Enterprise Products Operating LLC	4.450%	2/15/43	1,500	1,569
Enterprise Products Operating LLC	4.850%	3/15/44	2,350	2,618
Enterprise Products Operating LLC	5.100%	2/15/45	1,525	1,744
Enterprise Products Operating LLC	4.950%	10/15/54	1,250	1,376
Global Marine Inc.	7.000%	6/1/28	705	539
Halliburton Co.	6.700%	9/15/38	816	1,124
Halliburton Co.	7.450%	9/15/39	770	1,110
Halliburton Co.	4.500%	11/15/41	1,700	1,807
Halliburton Co.	4.750%	8/1/43	1,315	1,465
Hess Corp.	7.875%	10/1/29	1,290	1,688
Hess Corp.	7.300%	8/15/31	1,460	1,826
Hess Corp.	7.125%	3/15/33	650	808
Hess Corp.	6.000%	1/15/40	1,175	1,362
Hess Corp.	5.600%	2/15/41	1,350	1,505

Long-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Husky Energy Inc.	6.800%	9/15/37	500	612
Kerr-McGee Corp.	7.875%	9/15/31	390	542
Kinder Morgan Energy Partners LP	7.400%	3/15/31	1,238	1,488
Kinder Morgan Energy Partners LP	7.750%	3/15/32	442	559
Kinder Morgan Energy Partners LP	7.300%	8/15/33	575	702
Kinder Morgan Energy Partners LP	5.800%	3/15/35	1,225	1,362
Kinder Morgan Energy Partners LP	6.500%	2/1/37	585	674
Kinder Morgan Energy Partners LP	6.950%	1/15/38	445	540
Kinder Morgan Energy Partners LP	6.500%	9/1/39	1,205	1,404
Kinder Morgan Energy Partners LP	6.550%	9/15/40	1,675	1,961
Kinder Morgan Energy Partners LP	6.375%	3/1/41	525	611
Kinder Morgan Energy Partners LP	5.625%	9/1/41	540	582
Kinder Morgan Energy Partners LP	5.000%	8/15/42	862	870
Kinder Morgan Energy Partners LP	5.000%	3/1/43	1,650	1,653
Kinder Morgan Energy Partners LP	5.500%	3/1/44	375	405
Kinder Morgan Energy Partners LP	5.400%	9/1/44	400	426
Kinder Morgan Inc.	4.300%	6/1/25	2,275	2,377
Kinder Morgan Inc.	7.750%	1/15/32	2,100	2,648
Kinder Morgan Inc.	5.300%	12/1/34	1,800	1,907
Kinder Morgan Inc.	5.550%	6/1/45	1,950	2,088
Magellan Midstream Partners LP	3.200%	3/15/25	700	701
Magellan Midstream Partners LP	6.400%	5/1/37	265	336
Magellan Midstream Partners LP	4.200%	12/1/42	250	245
Magellan Midstream Partners LP	5.150%	10/15/43	525	597
Magellan Midstream Partners LP	4.200%	3/15/45	300	299
Marathon Oil Corp.	6.800%	3/15/32	836	1,020
Marathon Oil Corp.	6.600%	10/1/37	805	983
Marathon Petroleum Corp.	6.500%	3/1/41	1,560	1,920
Marathon Petroleum Corp.	4.750%	9/15/44	1,200	1,221
Marathon Petroleum Corp.	5.000%	9/15/54	250	255
Murphy Oil Corp.	7.050%	5/1/29	430	490
Murphy Oil Corp.	5.125%	12/1/42	300	260
National Oilwell Varco Inc.	3.950%	12/1/42	1,510	1,446
NiSource Finance Corp.	6.250%	12/15/40	480	637
NiSource Finance Corp.	5.950%	6/15/41	790	1,027
NiSource Finance Corp.	5.800%	2/1/42	300	386
Nisource Finance Corp.	5.250%	2/15/43	820	990
NiSource Finance Corp.	4.800%	2/15/44	1,800	2,066
Noble Energy Inc.	8.000%	4/1/27	245	316
Noble Energy Inc.	6.000%	3/1/41	1,575	1,806
Noble Energy Inc.	5.250%	11/15/43	1,000	1,096
Noble Energy Inc.	5.050%	11/15/44	900	959
Noble Holding International Ltd.	6.200%	8/1/40	460	409
Noble Holding International Ltd.	6.050%	3/1/41	1,050	918
Noble Holding International Ltd.	5.250%	3/15/42	100	83
ONEOK Partners LP	6.650%	10/1/36	1,050	1,154
ONEOK Partners LP	6.850%	10/15/37	385	436
ONEOK Partners LP	6.125%	2/1/41	995	1,030
ONEOK Partners LP	6.200%	9/15/43	525	556
Petro-Canada	7.875%	6/15/26	270	367
Petro-Canada	7.000%	11/15/28	145	190
Petro-Canada	5.350%	7/15/33	345	382
Petro-Canada	5.950%	5/15/35	795	965
Petro-Canada	6.800%	5/15/38	1,360	1,823
Phillips 66	4.650%	11/15/34	1,700	1,833

Long-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Phillips 66	5.875%	5/1/42	2,326	2,833
Phillips 66	4.875%	11/15/44	1,430	1,547
Phillips 66 Partners LP	4.680%	2/15/45	275	281
Pioneer Natural Resources Co.	7.200%	1/15/28	275	342
Plains All American Pipeline LP / PAA Finance
Corp.	6.700%	5/15/36	65	83
Plains All American Pipeline LP / PAA Finance
Corp.	6.650%	1/15/37	1,785	2,304
Plains All American Pipeline LP / PAA Finance
Corp.	5.150%	6/1/42	745	832
Plains All American Pipeline LP / PAA Finance
Corp.	4.300%	1/31/43	575	578
Plains All American Pipeline LP / PAA Finance
Corp.	4.700%	6/15/44	1,075	1,158
Pride International Inc.	7.875%	8/15/40	485	598
Rowan Cos. Inc.	5.400%	12/1/42	300	254
Rowan Cos. Inc.	5.850%	1/15/44	1,050	947
Shell International Finance BV	6.375%	12/15/38	4,220	5,865
Shell International Finance BV	5.500%	3/25/40	995	1,262
Shell International Finance BV	3.625%	8/21/42	1,275	1,271
Shell International Finance BV	4.550%	8/12/43	1,575	1,802
Southern Natural Gas Co. LLC	8.000%	3/1/32	670	863
Spectra Energy Capital LLC	7.500%	9/15/38	335	406
Spectra Energy Partners LP	5.950%	9/25/43	550	701
Suncor Energy Inc.	7.150%	2/1/32	715	943
Suncor Energy Inc.	5.950%	12/1/34	525	619
Suncor Energy Inc.	6.500%	6/15/38	1,690	2,211
Suncor Energy Inc.	6.850%	6/1/39	500	673
Sunoco Logistics Partners Operations LP	4.950%	1/15/43	850	860
Sunoco Logistics Partners Operations LP	5.300%	4/1/44	1,250	1,344
Sunoco Logistics Partners Operations LP	5.350%	5/15/45	1,050	1,135
Talisman Energy Inc.	7.250%	10/15/27	535	640
Talisman Energy Inc.	5.850%	2/1/37	1,420	1,497
Talisman Energy Inc.	6.250%	2/1/38	625	683
Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	560	686
Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	65	81
Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	235	307
Texas Eastern Transmission LP	7.000%	7/15/32	405	544
Tosco Corp.	7.800%	1/1/27	700	977
Tosco Corp.	8.125%	2/15/30	870	1,253
TransCanada PipeLines Ltd.	4.625%	3/1/34	1,475	1,594
TransCanada PipeLines Ltd.	5.600%	3/31/34	910	1,074
TransCanada PipeLines Ltd.	5.850%	3/15/36	485	586
TransCanada PipeLines Ltd.	6.200%	10/15/37	840	1,049
TransCanada PipeLines Ltd.	7.250%	8/15/38	505	703
TransCanada PipeLines Ltd.	7.625%	1/15/39	1,067	1,549
TransCanada PipeLines Ltd.	6.100%	6/1/40	2,195	2,685
TransCanada PipeLines Ltd.	5.000%	10/16/43	975	1,103
Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	300	320
Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	485	457
Transocean Inc.	7.500%	4/15/31	925	775
Transocean Inc.	6.800%	3/15/38	1,185	948
Transocean Inc.	7.350%	12/15/41	155	132
Valero Energy Corp.	7.500%	4/15/32	959	1,247
Valero Energy Corp.	6.625%	6/15/37	1,615	2,023

Long-Term Corporate Bond Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Valero Energy Corp.	10.500%	3/15/39	765	1,272
	Weatherford International LLC	6.800%	6/15/37	110	104
	Weatherford International Ltd.	6.500%	8/1/36	605	553
	Weatherford International Ltd.	7.000%	3/15/38	848	804
	Weatherford International Ltd.	9.875%	3/1/39	530	609
	Weatherford International Ltd.	6.750%	9/15/40	1,045	968
	Weatherford International Ltd.	5.950%	4/15/42	530	464
	Western Gas Partners LP	5.450%	4/1/44	525	582
	Williams Cos. Inc.	7.500%	1/15/31	287	320
	Williams Cos. Inc.	8.750%	3/15/32	576	709
	Williams Cos. Inc.	5.750%	6/24/44	700	668
	Williams Partners LP	4.000%	9/15/25	825	822
	Williams Partners LP	6.300%	4/15/40	1,335	1,527
	Williams Partners LP	5.800%	11/15/43	1,125	1,236
	Williams Partners LP	5.400%	3/4/44	625	649
	Williams Partners LP	4.900%	1/15/45	800	787
	Williams Partners LP	5.100%	9/15/45	800	799
	XTO Energy Inc.	6.750%	8/1/37	105	162

	Other Industrial (0.4%)
	California Institute of Technology GO	4.700%	11/1/11	510	562
1	Johns Hopkins University Maryland GO	4.083%	7/1/53	425	452
1	Massachusetts Institute of Technology GO	3.959%	7/1/38	650	695
	Massachusetts Institute of Technology GO	5.600%	7/1/11	1,055	1,451
	Massachusetts Institute of Technology GO	4.678%	7/1/14	650	753
1	Northwestern University Illinois GO	4.643%	12/1/44	600	723
	President & Fellows of Harvard College
	Massachusetts GO	3.619%	10/1/37	700	723
1	University of Notre Dame du Lac Indiana GO	3.438%	2/15/45	575	564
	University of Pennsylvania GO	4.674%	9/1/12	375	416

	Technology (3.6%)
	Apple Inc.	3.850%	5/4/43	4,725	4,767
	Apple Inc.	4.450%	5/6/44	925	1,032
	Apple Inc.	3.450%	2/9/45	2,800	2,636
	Applied Materials Inc.	5.850%	6/15/41	1,240	1,510
	Arrow Electronics Inc.	4.000%	4/1/25	500	498
	Broadcom Corp.	4.500%	8/1/34	250	268
	Cisco Systems Inc.	5.900%	2/15/39	3,030	3,935
	Cisco Systems Inc.	5.500%	1/15/40	2,145	2,685
	Corning Inc.	7.250%	8/15/36	35	45
	Corning Inc.	4.700%	3/15/37	400	429
	Corning Inc.	5.750%	8/15/40	440	535
	Corning Inc.	4.750%	3/15/42	1,055	1,140
	Equifax Inc.	7.000%	7/1/37	200	256
	Harris Corp.	6.150%	12/15/40	400	492
	Hewlett-Packard Co.	6.000%	9/15/41	1,460	1,659
	HP Enterprise Services LLC	7.450%	10/15/29	260	330
	Intel Corp.	4.000%	12/15/32	1,378	1,441
	Intel Corp.	4.800%	10/1/41	1,430	1,606
	Intel Corp.	4.250%	12/15/42	1,300	1,348
	International Business Machines Corp.	7.000%	10/30/25	660	884
	International Business Machines Corp.	6.220%	8/1/27	670	867
	International Business Machines Corp.	6.500%	1/15/28	900	1,180
	International Business Machines Corp.	5.875%	11/29/32	830	1,063

166

Long-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
International Business Machines Corp.	5.600%	11/30/39	840	1,027
International Business Machines Corp.	4.000%	6/20/42	2,034	2,048
Juniper Networks Inc.	4.350%	6/15/25	450	450
Juniper Networks Inc.	5.950%	3/15/41	420	437
KLA-Tencor Corp.	5.650%	11/1/34	575	626
Microsoft Corp.	3.500%	2/12/35	2,000	1,986
Microsoft Corp.	5.200%	6/1/39	1,055	1,288
Microsoft Corp.	4.500%	10/1/40	1,050	1,175
Microsoft Corp.	5.300%	2/8/41	1,320	1,643
Microsoft Corp.	3.500%	11/15/42	1,005	964
Microsoft Corp.	3.750%	5/1/43	725	730
Microsoft Corp.	4.875%	12/15/43	250	294
Microsoft Corp.	3.750%	2/12/45	1,000	991
Microsoft Corp.	4.000%	2/12/55	3,250	3,212
Motorola Solutions Inc.	7.500%	5/15/25	296	364
Motorola Solutions Inc.	5.500%	9/1/44	550	595
Oracle Corp.	4.300%	7/8/34	2,500	2,717
Oracle Corp.	6.500%	4/15/38	2,445	3,357
Oracle Corp.	6.125%	7/8/39	1,190	1,590
Oracle Corp.	5.375%	7/15/40	3,491	4,310
Oracle Corp.	4.500%	7/8/44	1,200	1,350
2 Seagate HDD Cayman	5.750%	12/1/34	1,275	1,396
Tyco Electronics Group SA	7.125%	10/1/37	870	1,212
Xerox Corp.	6.750%	12/15/39	310	386

Transportation (3.4%)
1 American Airlines 2013-1 Class A Pass Through
Trust	4.000%	1/15/27	633	664
1 American Airlines 2014-1 Class A Pass Through
Trust	3.700%	10/1/26	1,350	1,404
1 BNSF Funding Trust I	6.613%	12/15/55	620	695
Burlington Northern Santa Fe LLC	7.000%	12/15/25	885	1,175
Burlington Northern Santa Fe LLC	7.950%	8/15/30	500	733
Burlington Northern Santa Fe LLC	6.200%	8/15/36	570	753
Burlington Northern Santa Fe LLC	6.150%	5/1/37	775	1,032
Burlington Northern Santa Fe LLC	5.750%	5/1/40	810	1,022
Burlington Northern Santa Fe LLC	5.050%	3/1/41	605	698
Burlington Northern Santa Fe LLC	5.400%	6/1/41	545	659
Burlington Northern Santa Fe LLC	4.950%	9/15/41	400	457
Burlington Northern Santa Fe LLC	4.400%	3/15/42	950	1,009
Burlington Northern Santa Fe LLC	4.375%	9/1/42	800	851
Burlington Northern Santa Fe LLC	4.450%	3/15/43	1,060	1,133
Burlington Northern Santa Fe LLC	5.150%	9/1/43	600	708
Burlington Northern Santa Fe LLC	4.900%	4/1/44	1,400	1,603
Burlington Northern Santa Fe LLC	4.550%	9/1/44	1,300	1,414
Canadian National Railway Co.	6.900%	7/15/28	560	789
Canadian National Railway Co.	6.250%	8/1/34	595	798
Canadian National Railway Co.	6.200%	6/1/36	930	1,271
Canadian National Railway Co.	6.375%	11/15/37	430	596
Canadian National Railway Co.	3.500%	11/15/42	875	846
Canadian Pacific Railway Co.	7.125%	10/15/31	425	590
Canadian Pacific Railway Co.	5.950%	5/15/37	695	895
Canadian Pacific Railway Ltd.	5.750%	1/15/42	850	1,098
Con-way Inc.	6.700%	5/1/34	565	645
CSX Corp.	6.000%	10/1/36	741	946

Long-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
CSX Corp.	6.150%	5/1/37	810	1,069
CSX Corp.	6.220%	4/30/40	1,040	1,388
CSX Corp.	5.500%	4/15/41	756	929
CSX Corp.	4.750%	5/30/42	390	438
CSX Corp.	4.400%	3/1/43	500	532
CSX Corp.	4.100%	3/15/44	1,375	1,420
CSX Corp.	4.500%	8/1/54	475	509
FedEx Corp.	4.900%	1/15/34	875	992
FedEx Corp.	3.900%	2/1/35	600	603
FedEx Corp.	3.875%	8/1/42	421	410
FedEx Corp.	4.100%	4/15/43	860	869
FedEx Corp.	5.100%	1/15/44	1,300	1,504
FedEx Corp.	4.100%	2/1/45	600	609
FedEx Corp.	4.500%	2/1/65	100	99
1 Hawaiian Airlines 2013-1 Class A Pass Through
Certificates	3.900%	1/15/26	411	420
Kansas City Southern Railway Co.	4.300%	5/15/43	475	500
Norfolk Southern Corp.	5.590%	5/17/25	424	508
Norfolk Southern Corp.	7.800%	5/15/27	725	1,017
Norfolk Southern Corp.	7.250%	2/15/31	230	320
Norfolk Southern Corp.	7.050%	5/1/37	550	776
Norfolk Southern Corp.	4.837%	10/1/41	1,403	1,609
Norfolk Southern Corp.	3.950%	10/1/42	380	383
Norfolk Southern Corp.	4.800%	8/15/43	875	1,003
Norfolk Southern Corp.	7.900%	5/15/97	275	459
Norfolk Southern Corp.	6.000%	3/15/05	752	965
Norfolk Southern Corp.	6.000%	5/23/11	450	588
Union Pacific Corp.	6.625%	2/1/29	610	836
Union Pacific Corp.	3.375%	2/1/35	450	448
Union Pacific Corp.	4.750%	9/15/41	450	523
Union Pacific Corp.	4.300%	6/15/42	255	278
Union Pacific Corp.	4.250%	4/15/43	525	569
Union Pacific Corp.	4.750%	12/15/43	970	1,132
Union Pacific Corp.	4.821%	2/1/44	892	1,055
Union Pacific Corp.	4.850%	6/15/44	550	655
Union Pacific Corp.	4.150%	1/15/45	875	941
Union Pacific Corp.	3.875%	2/1/55	450	442
1 United Airlines 2013-1 Class A Pass Through Trust	4.300%	2/15/27	977	1,053
1 United Airlines 2014-1 Class A Pass Through Trust	4.000%	10/11/27	1,200	1,272
1 United Airlines 2014-2 Class A Pass Through Trust	3.750%	9/3/26	950	989
United Parcel Service Inc.	6.200%	1/15/38	1,475	2,002
United Parcel Service Inc.	4.875%	11/15/40	1,370	1,626
United Parcel Service Inc.	3.625%	10/1/42	675	677
United Parcel Service of America Inc.	8.375%	4/1/30	225	342
1 US Airways 2013-1 Class A Pass Through Trust	3.950%	5/15/27	437	459
1 US Airways Inc. 2012-2 Class A Pass Through
Trust	4.625%	12/3/26	385	417
				1,173,896
Utilities (13.1%)
Electric (12.2%)
AEP Texas Central Co.	6.650%	2/15/33	1,050	1,398
Alabama Power Co.	5.650%	3/15/35	525	527
Alabama Power Co.	6.125%	5/15/38	320	439
Alabama Power Co.	6.000%	3/1/39	445	605
Alabama Power Co.	5.500%	3/15/41	245	321

Long-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Alabama Power Co.	5.200%	6/1/41	655	814
Alabama Power Co.	4.100%	1/15/42	215	235
Alabama Power Co.	3.850%	12/1/42	900	948
Alabama Power Co.	4.150%	8/15/44	300	329
Ameren Illinois Co.	3.250%	3/1/25	450	468
Ameren Illinois Co.	4.800%	12/15/43	225	270
Ameren Illinois Co.	4.300%	7/1/44	375	423
Appalachian Power Co.	5.800%	10/1/35	450	567
Appalachian Power Co.	6.375%	4/1/36	585	769
Appalachian Power Co.	6.700%	8/15/37	500	692
Appalachian Power Co.	7.000%	4/1/38	415	595
Arizona Public Service Co.	5.500%	9/1/35	300	383
Arizona Public Service Co.	5.050%	9/1/41	485	587
Arizona Public Service Co.	4.500%	4/1/42	593	675
Baltimore Gas & Electric Co.	6.350%	10/1/36	723	995
Berkshire Hathaway Energy Co.	8.480%	9/15/28	1,033	1,551
Berkshire Hathaway Energy Co.	6.125%	4/1/36	1,710	2,268
Berkshire Hathaway Energy Co.	5.950%	5/15/37	941	1,226
Berkshire Hathaway Energy Co.	6.500%	9/15/37	1,010	1,390
Berkshire Hathaway Energy Co.	5.150%	11/15/43	1,260	1,527
Berkshire Hathaway Energy Co.	4.500%	2/1/45	950	1,051
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	30	43
CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	975	970
CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	575	670
Cleco Power LLC	6.500%	12/1/35	330	437
Cleco Power LLC	6.000%	12/1/40	235	302
CMS Energy Corp.	4.700%	3/31/43	375	423
CMS Energy Corp.	4.875%	3/1/44	250	290
Commonwealth Edison Co.	5.875%	2/1/33	185	238
Commonwealth Edison Co.	5.900%	3/15/36	585	772
Commonwealth Edison Co.	6.450%	1/15/38	1,376	1,949
Commonwealth Edison Co.	3.800%	10/1/42	1,220	1,263
Commonwealth Edison Co.	4.700%	1/15/44	975	1,155
Connecticut Light & Power Co.	6.350%	6/1/36	351	484
Connecticut Light & Power Co.	4.300%	4/15/44	100	112
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	340	416
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	370	482
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	946	1,282
Consolidated Edison Co. of New York Inc.	5.700%	12/1/36	660	835
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	725	995
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	925	1,322
Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	780	976
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	635	813
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	1,325	1,385
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	1,275	1,432
Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	700	790
Consumers Energy Co.	3.950%	5/15/43	875	936
Consumers Energy Co.	4.350%	8/31/64	225	247
Delmarva Power & Light Co.	4.000%	6/1/42	660	699
Dominion Resources Inc.	6.300%	3/15/33	640	822
Dominion Resources Inc.	5.250%	8/1/33	548	647
Dominion Resources Inc.	5.950%	6/15/35	685	865
Dominion Resources Inc.	7.000%	6/15/38	630	888
Dominion Resources Inc.	4.900%	8/1/41	750	854
Dominion Resources Inc.	4.700%	12/1/44	1,225	1,385

Long-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
DTE Electric Co.	3.375%	3/1/25	525	555
DTE Electric Co.	6.625%	6/1/36	900	1,293
DTE Electric Co.	3.950%	6/15/42	550	587
DTE Electric Co.	4.000%	4/1/43	300	324
DTE Electric Co.	4.300%	7/1/44	225	255
DTE Energy Co.	6.375%	4/15/33	620	825
Duke Energy Carolinas LLC	6.000%	12/1/28	550	701
Duke Energy Carolinas LLC	6.450%	10/15/32	450	608
Duke Energy Carolinas LLC	6.100%	6/1/37	1,150	1,541
Duke Energy Carolinas LLC	6.000%	1/15/38	780	1,058
Duke Energy Carolinas LLC	6.050%	4/15/38	495	681
Duke Energy Carolinas LLC	5.300%	2/15/40	660	844
Duke Energy Carolinas LLC	4.250%	12/15/41	440	492
Duke Energy Carolinas LLC	4.000%	9/30/42	435	467
Duke Energy Florida Inc.	6.350%	9/15/37	295	420
Duke Energy Florida Inc.	6.400%	6/15/38	1,565	2,240
Duke Energy Florida Inc.	5.650%	4/1/40	695	922
Duke Energy Florida Inc.	3.850%	11/15/42	1,155	1,210
Duke Energy Indiana Inc.	6.120%	10/15/35	363	477
Duke Energy Indiana Inc.	6.350%	8/15/38	855	1,217
Duke Energy Indiana Inc.	6.450%	4/1/39	1,150	1,663
Duke Energy Indiana Inc.	4.200%	3/15/42	450	494
Duke Energy Indiana Inc.	4.900%	7/15/43	600	728
Duke Energy Progress Inc.	6.300%	4/1/38	850	1,203
Duke Energy Progress Inc.	4.100%	5/15/42	545	596
Duke Energy Progress Inc.	4.100%	3/15/43	575	630
Duke Energy Progress Inc.	4.375%	3/30/44	400	456
Duke Energy Progress Inc.	4.150%	12/1/44	700	778
El Paso Electric Co.	6.000%	5/15/35	355	447
Entergy Louisiana LLC	4.440%	1/15/26	110	122
Entergy Louisiana LLC	4.950%	1/15/45	975	1,009
Exelon Corp.	5.625%	6/15/35	800	968
Exelon Generation Co. LLC	6.250%	10/1/39	1,140	1,402
Exelon Generation Co. LLC	5.750%	10/1/41	345	403
Exelon Generation Co. LLC	5.600%	6/15/42	1,363	1,564
FirstEnergy Solutions Corp.	6.800%	8/15/39	370	397
Florida Power & Light Co.	5.625%	4/1/34	500	644
Florida Power & Light Co.	4.950%	6/1/35	580	689
Florida Power & Light Co.	6.200%	6/1/36	475	649
Florida Power & Light Co.	5.650%	2/1/37	825	1,087
Florida Power & Light Co.	5.850%	5/1/37	345	460
Florida Power & Light Co.	5.950%	2/1/38	710	961
Florida Power & Light Co.	5.960%	4/1/39	760	1,037
Florida Power & Light Co.	5.690%	3/1/40	555	741
Florida Power & Light Co.	5.250%	2/1/41	785	998
Florida Power & Light Co.	5.125%	6/1/41	750	929
Florida Power & Light Co.	4.125%	2/1/42	805	883
Florida Power & Light Co.	4.050%	6/1/42	745	813
Florida Power & Light Co.	3.800%	12/15/42	900	946
Florida Power & Light Co.	4.050%	10/1/44	685	752
Georgia Power Co.	5.650%	3/1/37	945	1,191
Georgia Power Co.	5.950%	2/1/39	365	487
Georgia Power Co.	5.400%	6/1/40	550	694
Georgia Power Co.	4.750%	9/1/40	775	899
Georgia Power Co.	4.300%	3/15/42	1,870	2,058

Long-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Georgia Power Co.	4.300%	3/15/43	450	496
Iberdrola International BV	6.750%	7/15/36	600	804
Indiana Michigan Power Co.	6.050%	3/15/37	330	431
Interstate Power & Light Co.	6.250%	7/15/39	700	992
ITC Holdings Corp.	5.300%	7/1/43	300	357
Jersey Central Power & Light Co.	6.150%	6/1/37	425	524
1 John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	868	1,003
Kansas City Power & Light Co.	6.050%	11/15/35	230	305
Kansas City Power & Light Co.	5.300%	10/1/41	835	1,015
Kentucky Utilities Co.	5.125%	11/1/40	1,510	1,907
Kentucky Utilities Co.	4.650%	11/15/43	275	323
Louisville Gas & Electric Co.	5.125%	11/15/40	920	1,150
Louisville Gas & Electric Co.	4.650%	11/15/43	425	501
MidAmerican Energy Co.	6.750%	12/30/31	350	487
MidAmerican Energy Co.	5.750%	11/1/35	830	1,097
MidAmerican Energy Co.	5.800%	10/15/36	815	1,074
MidAmerican Energy Co.	4.800%	9/15/43	425	510
MidAmerican Energy Co.	4.400%	10/15/44	445	505
Midamerican Funding LLC	6.927%	3/1/29	350	474
Mississippi Power Co.	4.250%	3/15/42	890	927
National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	1,586	1,696
Nevada Power Co.	6.650%	4/1/36	350	494
Nevada Power Co.	6.750%	7/1/37	390	559
Nevada Power Co.	5.375%	9/15/40	575	717
Nevada Power Co.	5.450%	5/15/41	541	684
Northern States Power Co.	6.250%	6/1/36	650	900
Northern States Power Co.	6.200%	7/1/37	386	535
Northern States Power Co.	5.350%	11/1/39	475	613
Northern States Power Co.	4.850%	8/15/40	520	630
Northern States Power Co.	3.400%	8/15/42	650	640
Northern States Power Co.	4.125%	5/15/44	750	830
NorthWestern Corp.	4.176%	11/15/44	350	381
NSTAR Electric Co.	5.500%	3/15/40	915	1,163
NSTAR Electric Co.	4.400%	3/1/44	500	565
Oglethorpe Power Corp.	5.950%	11/1/39	530	679
Oglethorpe Power Corp.	5.375%	11/1/40	445	537
Oglethorpe Power Corp.	4.550%	6/1/44	650	704
Ohio Edison Co.	6.875%	7/15/36	280	383
Ohio Edison Co.	8.250%	10/15/38	1,175	1,911
Ohio Power Co.	6.600%	2/15/33	545	739
Ohio Power Co.	5.850%	10/1/35	1,051	1,322
Oklahoma Gas & Electric Co.	5.850%	6/1/40	320	428
Oklahoma Gas & Electric Co.	5.250%	5/15/41	30	38
Oklahoma Gas & Electric Co.	3.900%	5/1/43	775	802
Oklahoma Gas & Electric Co.	4.550%	3/15/44	275	316
Oklahoma Gas & Electric Co.	4.000%	12/15/44	275	289
Oncor Electric Delivery Co. LLC	7.000%	5/1/32	875	1,263
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	440	652
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	120	182
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	845	1,062
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	945	1,090
Oncor Electric Delivery Co. LLC	5.300%	6/1/42	360	460
Pacific Gas & Electric Co.	6.050%	3/1/34	4,620	6,048
Pacific Gas & Electric Co.	5.800%	3/1/37	795	1,007
Pacific Gas & Electric Co.	6.250%	3/1/39	345	465

Long-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Pacific Gas & Electric Co.	5.400%	1/15/40	1,325	1,633
Pacific Gas & Electric Co.	4.500%	12/15/41	980	1,077
Pacific Gas & Electric Co.	4.450%	4/15/42	1,270	1,389
Pacific Gas & Electric Co.	4.600%	6/15/43	600	674
Pacific Gas & Electric Co.	5.125%	11/15/43	525	633
Pacific Gas & Electric Co.	4.750%	2/15/44	850	983
Pacific Gas & Electric Co.	4.300%	3/15/45	825	903
PacifiCorp	7.700%	11/15/31	420	641
PacifiCorp	5.250%	6/15/35	45	56
PacifiCorp	6.100%	8/1/36	1,085	1,486
PacifiCorp	5.750%	4/1/37	985	1,304
PacifiCorp	6.250%	10/15/37	725	1,005
PacifiCorp	6.000%	1/15/39	530	722
PacifiCorp	4.100%	2/1/42	985	1,062
Peco Energy Co.	5.950%	10/1/36	520	695
Pennsylvania Electric Co.	6.150%	10/1/38	500	618
Potomac Electric Power Co.	6.500%	11/15/37	420	593
Potomac Electric Power Co.	7.900%	12/15/38	45	73
Potomac Electric Power Co.	4.150%	3/15/43	300	330
PPL Capital Funding Inc.	4.700%	6/1/43	400	449
PPL Capital Funding Inc.	5.000%	3/15/44	600	715
PPL Electric Utilities Corp.	6.250%	5/15/39	245	343
PPL Electric Utilities Corp.	5.200%	7/15/41	240	300
PPL Electric Utilities Corp.	4.750%	7/15/43	125	150
PPL Electric Utilities Corp.	4.125%	6/15/44	500	547
Progress Energy Inc.	7.750%	3/1/31	760	1,104
Progress Energy Inc.	7.000%	10/30/31	745	1,026
Progress Energy Inc.	6.000%	12/1/39	495	663
PSEG Power LLC	8.625%	4/15/31	475	695
Public Service Co. of Colorado	6.250%	9/1/37	320	458
Public Service Co. of Colorado	4.750%	8/15/41	955	1,149
Public Service Co. of Colorado	3.600%	9/15/42	325	330
Public Service Co. of Colorado	3.950%	3/15/43	375	404
Public Service Co. of Colorado	4.300%	3/15/44	500	568
Public Service Co. of Oklahoma	6.625%	11/15/37	25	35
Public Service Electric & Gas Co.	5.700%	12/1/36	750	993
Public Service Electric & Gas Co.	5.800%	5/1/37	305	404
Public Service Electric & Gas Co.	5.375%	11/1/39	455	583
Public Service Electric & Gas Co.	3.950%	5/1/42	475	507
Public Service Electric & Gas Co.	3.650%	9/1/42	725	733
Public Service Electric & Gas Co.	4.000%	6/1/44	1,325	1,431
Puget Sound Energy Inc.	7.020%	12/1/27	725	1,015
Puget Sound Energy Inc.	5.483%	6/1/35	550	694
Puget Sound Energy Inc.	6.274%	3/15/37	860	1,193
Puget Sound Energy Inc.	5.757%	10/1/39	370	494
Puget Sound Energy Inc.	5.795%	3/15/40	340	453
Puget Sound Energy Inc.	5.764%	7/15/40	40	53
Puget Sound Energy Inc.	5.638%	4/15/41	265	349
Puget Sound Energy Inc.	4.434%	11/15/41	485	547
San Diego Gas & Electric Co.	6.000%	6/1/26	370	472
San Diego Gas & Electric Co.	5.350%	5/15/35	540	674
San Diego Gas & Electric Co.	6.125%	9/15/37	385	536
San Diego Gas & Electric Co.	6.000%	6/1/39	505	695
San Diego Gas & Electric Co.	5.350%	5/15/40	220	284
San Diego Gas & Electric Co.	4.500%	8/15/40	415	479

Long-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
San Diego Gas & Electric Co.	3.950%	11/15/41	130	139
San Diego Gas & Electric Co.	4.300%	4/1/42	355	404
Scottish Power Ltd.	5.810%	3/15/25	600	704
South Carolina Electric & Gas Co.	6.625%	2/1/32	450	610
South Carolina Electric & Gas Co.	5.300%	5/15/33	30	36
South Carolina Electric & Gas Co.	6.050%	1/15/38	1,415	1,850
South Carolina Electric & Gas Co.	5.450%	2/1/41	360	457
South Carolina Electric & Gas Co.	4.350%	2/1/42	855	937
South Carolina Electric & Gas Co.	4.600%	6/15/43	385	440
South Carolina Electric & Gas Co.	4.500%	6/1/64	525	580
Southern California Edison Co.	6.650%	4/1/29	1,150	1,552
Southern California Edison Co.	6.000%	1/15/34	405	542
Southern California Edison Co.	5.750%	4/1/35	351	459
Southern California Edison Co.	5.350%	7/15/35	520	656
Southern California Edison Co.	5.550%	1/15/36	620	803
Southern California Edison Co.	5.625%	2/1/36	425	548
Southern California Edison Co.	5.550%	1/15/37	520	665
Southern California Edison Co.	5.950%	2/1/38	680	923
Southern California Edison Co.	6.050%	3/15/39	875	1,182
Southern California Edison Co.	4.500%	9/1/40	770	877
Southern California Edison Co.	3.900%	12/1/41	485	506
Southern California Edison Co.	4.050%	3/15/42	450	486
Southern California Edison Co.	3.900%	3/15/43	125	131
Southern California Edison Co.	4.650%	10/1/43	1,696	2,006
Southern California Edison Co.	3.600%	2/1/45	600	604
Southern Power Co.	5.150%	9/15/41	640	756
Southern Power Co.	5.250%	7/15/43	350	412
Southwestern Electric Power Co.	6.200%	3/15/40	360	482
Southwestern Public Service Co.	6.000%	10/1/36	300	393
Southwestern Public Service Co.	4.500%	8/15/41	400	458
Tampa Electric Co.	6.550%	5/15/36	255	361
Tampa Electric Co.	6.150%	5/15/37	340	463
Tampa Electric Co.	4.100%	6/15/42	480	516
Tampa Electric Co.	4.350%	5/15/44	375	420
Toledo Edison Co.	6.150%	5/15/37	320	405
TransAlta Corp.	6.500%	3/15/40	375	382
2 Tri-State Generation & Transmission
Association Inc.	4.700%	11/1/44	200	220
Union Electric Co.	5.300%	8/1/37	400	497
Union Electric Co.	8.450%	3/15/39	500	874
Union Electric Co.	3.900%	9/15/42	455	487
Virginia Electric & Power Co.	6.000%	1/15/36	785	1,045
Virginia Electric & Power Co.	6.000%	5/15/37	300	405
Virginia Electric & Power Co.	6.350%	11/30/37	452	639
Virginia Electric & Power Co.	8.875%	11/15/38	1,445	2,453
Virginia Electric & Power Co.	4.000%	1/15/43	985	1,047
Virginia Electric & Power Co.	4.650%	8/15/43	1,225	1,441
Virginia Electric and Power Co.	4.450%	2/15/44	150	171
Westar Energy Inc.	4.125%	3/1/42	490	532
Westar Energy Inc.	4.100%	4/1/43	250	267
Westar Energy Inc.	4.625%	9/1/43	725	843
Wisconsin Electric Power Co.	5.625%	5/15/33	455	597
Wisconsin Electric Power Co.	5.700%	12/1/36	190	249
Wisconsin Electric Power Co.	3.650%	12/15/42	250	253
Wisconsin Electric Power Co.	4.250%	6/1/44	350	390

Long-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Wisconsin Power & Light Co.	6.375%	8/15/37	1,199	1,674
Wisconsin Power & Light Co.	4.100%	10/15/44	250	272
Wisconsin Public Service Corp.	3.671%	12/1/42	600	619
Wisconsin Public Service Corp.	4.752%	11/1/44	350	422
Xcel Energy Inc.	6.500%	7/1/36	330	463
Xcel Energy Inc.	4.800%	9/15/41	325	377

Natural Gas (0.7%)
AGL Capital Corp.	6.000%	10/1/34	215	283
AGL Capital Corp.	5.875%	3/15/41	1,259	1,644
AGL Capital Corp.	4.400%	6/1/43	660	722
Atmos Energy Corp.	5.500%	6/15/41	550	703
Atmos Energy Corp.	4.150%	1/15/43	925	995
Atmos Energy Corp.	4.125%	10/15/44	375	404
KeySpan Corp.	8.000%	11/15/30	480	692
KeySpan Corp.	5.803%	4/1/35	265	324
Laclede Group Inc.	4.700%	8/15/44	275	301
ONE Gas Inc.	4.658%	2/1/44	650	758
Piedmont Natural Gas Co. Inc.	4.100%	9/18/34	450	492
Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	325	387
Sempra Energy	6.000%	10/15/39	890	1,167
Southern California Gas Co.	5.750%	11/15/35	325	425
Southern California Gas Co.	5.125%	11/15/40	625	778
Southern California Gas Co.	3.750%	9/15/42	525	548
Southern California Gas Co.	4.450%	3/15/44	550	642
Southwest Gas Corp.	4.875%	10/1/43	300	357

Other Utility (0.2%)
American Water Capital Corp.	3.400%	3/1/25	500	518
American Water Capital Corp.	6.593%	10/15/37	855	1,196
American Water Capital Corp.	4.300%	12/1/42	675	733
United Utilities plc	6.875%	8/15/28	445	540
Veolia Environnement SA	6.750%	6/1/38	500	654
				232,440
Total Corporate Bonds (Cost $1,670,008)				1,746,832
Taxable Municipal Bonds (0.2%)
George Washington University District of
Columbia GO	4.300%	9/15/44	425	442
New York University Hospitals Center GO	4.428%	7/1/42	350	354
New York University Hospitals Center Revenue	5.750%	7/1/43	350	423
President & Fellows of Harvard College
Massachusetts GO	6.300%	10/1/37	65	69
President & Fellows of Harvard College
Massachusetts GO	4.875%	10/15/40	275	340
Princeton University New Jersey GO	5.700%	3/1/39	610	825
Tufts University Massachusetts GO	5.017%	4/15/12	325	368
University of Southern California GO	5.250%	10/1/11	415	558
Total Taxable Municipal Bonds (Cost $3,186)				3,379

Long-Term Corporate Bond Index Fund

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.8%)
Money Market Fund (0.8%)
4 Vanguard Market Liquidity Fund (Cost $14,316)	0.134%	14,316,224	14,316
Total Investments (99.4%) (Cost $1,693,190)			1,770,205
Other Assets and Liabilities (0.6%)
Other Assets			37,641
Liabilities			(26,741)
			10,900
Net Assets (100%)			1,781,105

At February 28, 2015, net assets consisted of:
			Amount
			($000)
Paid-in Capital			1,708,955
Undistributed Net Investment Income			4,697
Accumulated Net Realized Losses			(9,623)
Unrealized Appreciation (Depreciation)
Investment Securities			77,015
Futures Contracts			61
Net Assets			1,781,105

Admiral Shares—Net Assets
Applicable to 2,434,527 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)			61,371
Net Asset Value Per Share—Admiral Shares			$25.21

Institutional Shares—Net Assets
Applicable to 10,100,242 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)			316,077
Net Asset Value Per Share—Institutional Shares			$31.29

ETF Shares—Net Assets
Applicable to 14,900,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)			1,403,657
Net Asset Value Per Share—ETF Shares			$94.21

See Note A in Notes to Financial Statements.
1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2015, the aggregate value of these securities was $34,292,000, representing 1.9% of net assets.
3 Securities with a value of $401,000 have been segregated as initial margin for open futures contracts.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund

Statement of Operations

Six Months Ended
February 28, 2015
($000)
Investment Income
Income
Interest[1]	30,098
Total Income	30,098
Expenses
The Vanguard Group—Note B
Investment Advisory Services	16
Management and Administrative—Admiral Shares	24
Management and Administrative—Institutional Shares	91
Management and Administrative—ETF Shares	446
Marketing and Distribution—Admiral Shares	5
Marketing and Distribution—Institutional Shares	27
Marketing and Distribution—ETF Shares	105
Custodian Fees	8
Shareholders’ Reports—Admiral Shares	—
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	16
Total Expenses	738
Net Investment Income	29,360
Realized Net Gain (Loss)
Investment Securities Sold	2,759
Futures Contracts	(360)
Realized Net Gain (Loss)	2,399
Change in Unrealized Appreciation (Depreciation)
Investment Securities	23,659
Futures Contracts	70
Change in Unrealized Appreciation (Depreciation)	23,729
Net Increase (Decrease) in Net Assets Resulting from Operations	55,488
1 Interest income from an affiliated company of the fund was $4,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	29,360	43,416
Realized Net Gain (Loss)	2,399	(8,871)
Change in Unrealized Appreciation (Depreciation)	23,729	118,098
Net Increase (Decrease) in Net Assets Resulting from Operations	55,488	152,643
Distributions
Net Investment Income
Admiral Shares[1]	(1,051)	(1,332)
Institutional Shares	(6,052)	(9,963)
ETF Shares	(20,737)	(28,936)
Realized Capital Gain
Admiral Shares[1]	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(27,840)	(40,231)
Capital Share Transactions
Admiral Shares[1]	16,425	22,307
Institutional Shares	59,655	19,116
ETF Shares	505,846	169,519
Net Increase (Decrease) from Capital Share Transactions	581,926	210,942
Total Increase (Decrease)	609,574	323,354
Net Assets
Beginning of Period	1,171,531	848,177
End of Period[2]	1,781,105	1,171,531
1 Signal Shares were renamed Admiral Shares in October 2013.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $4,697,000 and $3,177,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund

Financial Highlights

Admiral Shares
	Six Months					Jan. 19,
	Ended					2010[1] to
For a Share Outstanding	February 28,				Year Ended August 31,	Aug. 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$24.71	$22.04	$24.74	$21.69	$22.00	$20.12
Investment Operations
Net Investment Income	.513	1.066	1.078	1.068	1.100	.680
Net Realized and Unrealized Gain (Loss)
on Investments [2]	.499	2.669	(2.640)	3.051	(.246)	1.936
Total from Investment Operations	1.012	3.735	(1.562)	4.119	.854	2.616
Distributions
Dividends from Net Investment Income	(.512)	(1.065)	(1.078)	(1.069)	(1.100)	(.736)
Distributions from Realized Capital Gains	—	—	(.060)	—	(.064)	—
Total Distributions	(.512)	(1.065)	(1.138)	(1.069)	(1.164)	(.736)
Net Asset Value, End of Period	$25.21	$24.71	$22.04	$24.74	$21.69	$22.00

Total Return[3]	4.16%	17.37%	-6.57%	19.43%	4.21%	13.37%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$61	$44	$18	$15	$9	$4
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.14%	0.15%[4]
Ratio of Net Investment Income to
Average Net Assets	4.36%	4.63%	4.47%	4.73%	5.36%	5.65%[4]
Portfolio Turnover Rate [5]	51%	54%	57%	71%	110%	41%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
Signal Shares were renamed Admiral Shares in October 2013. Prior periods’ Financial Highlights are for the Signal Class.
1 Inception.
2 Includes increases from purchase fees of $.02, $.01, $.01, $.01, $.04, and $.03.
3 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund

Financial Highlights

Institutional Shares
	Six Months					Nov. 19,
	Ended					2009[1] to
For a Share Outstanding	February 28,				Year Ended August 31,	Aug. 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$30.68	$27.37	$30.71	$26.93	$27.32	$24.89
Investment Operations
Net Investment Income	.641	1.331	1.347	1.337	1.377	1.090
Net Realized and Unrealized Gain (Loss)
on Investments [2]	.611	3.308	(3.265)	3.780	(.308)	2.428
Total from Investment Operations	1.252	4.639	(1.918)	5.117	1.069	3.518
Distributions
Dividends from Net Investment Income	(.642)	(1.329)	(1.347)	(1.337)	(1.379)	(1.088)
Distributions from Realized Capital Gains	—	—	(.075)	—	(.080)	—
Total Distributions	(.642)	(1.329)	(1.422)	(1.337)	(1.459)	(1.088)
Net Asset Value, End of Period	$31.29	$30.68	$27.37	$30.71	$26.93	$27.32

Total Return[3]	4.14%	17.38%	-6.50%	19.44%	4.25%	14.61%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$316	$250	$206	$164	$15	$7
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%[4]
Ratio of Net Investment Income to
Average Net Assets	4.39%	4.66%	4.50%	4.76%	5.41%	5.71%[4]
Portfolio Turnover Rate [5]	51%	54%	57%	71%	110%	41%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Includes increases from purchase fees of $.02, $.02, $.01, $.00, $.04, and $.03.
3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund

Financial Highlights

ETF Shares
	Six Months					Nov. 19,
	Ended					2009[1] to
For a Share Outstanding	February 28,				Year Ended August 31,	Aug. 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$92.38	$82.11	$92.15	$80.80	$81.96	$74.67
Investment Operations
Net Investment Income	1.916	3.964	4.018	3.980	4.091	3.236
Net Realized and Unrealized Gain (Loss)
on Investments [2]	1.848	9.937	(9.816)	11.351	(.917)	7.286
Total from Investment Operations	3.764	13.901	(5.798)	15.331	3.174	10.522
Distributions
Dividends from Net Investment Income	(1.934)	(3.631)	(4.018)	(3.981)	(4.095)	(3.232)
Distributions from Realized Capital Gains	—	—	(.224)	—	(.239)	—
Total Distributions	(1.934)	(3.631)	(4.242)	(3.981)	(4.334)	(3.232)
Net Asset Value, End of Period	$94.21	$92.38	$82.11	$92.15	$80.80	$81.96

Total Return	4.16%	17.35%	-6.55%	19.40%	4.19%	14.54%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,404	$878	$624	$1,032	$275	$66
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.14%	0.15%[3]
Ratio of Net Investment Income to
Average Net Assets	4.36%	4.63%	4.47%	4.73%	5.36%	5.65%[3]
Portfolio Turnover Rate [4]	51%	54%	57%	71%	110%	41%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Includes increases from purchase fees of $.06, $.05, $.07, $.02, $.07, and $.10.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund

Notes to Financial Statements

Vanguard Long-Term Corporate Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers three classes of shares: Admiral Shares, Institutional Shares, and ETF Shares. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 28, 2015, the fund’s average investments in long and short futures contracts each represented less than 1% of net assets, based on the average of aggregate settlement values at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2011–2014), and for the period ended February 28, 2015, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

Long-Term Corporate Bond Index Fund

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at February 28, 2015, or at any time during the period then ended.

6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees, if any, assessed on capital share transactions are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to invest up to 0.40% of its net assets in Vanguard. At February 28, 2015, the fund had contributed capital of $165,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.07% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

Long-Term Corporate Bond Index Fund

The following table summarizes the market value of the fund’s investments as of February 28, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	5,678	—
Corporate Bonds	—	1,746,832	—
Taxable Municipal Bonds	—	3,379	—
Temporary Cash Investments	14,316	—	—
Futures Contracts—Assets[1]	40	—	—
Futures Contracts—Liabilities[1]	(26)	—	—
Total	14,330	1,755,889	—
1 Represents variation margin on the last day of the reporting period.

D. At February 28, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	June 2015	68	8,690	52
30-Year U.S. Treasury Bond	June 2015	(34)	(5,503)	3
Ultra Long U.S. Treasury Bond	June 2015	(7)	(1,178)	6
				61

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended February 28, 2015, the fund realized $1,823,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

Long-Term Corporate Bond Index Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2014, the fund had available capital losses totaling $9,634,000 that may be carried forward indefinitely to offset future net capital gains.The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2015; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At February 28, 2015, the cost of investment securities for tax purposes was $1,693,760,000. Net unrealized appreciation of investment securities for tax purposes was $76,445,000, consisting of unrealized gains of $85,931,000 on securities that had risen in value since their purchase and $9,486,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended February 28, 2015, the fund purchased $737,716,000 of investment securities and sold $172,653,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $202,489,000 and $205,153,000, respectively. Total purchases and sales include $458,411,000 and $27,103,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	February 28, 2015		August 31, 2014
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Admiral Shares[1]
Issued [2]	26,106	1,053	35,859	1,523
Issued in Lieu of Cash Distributions	848	34	1,164	49
Redeemed	(10,529)	(432)	(14,716)	(619)
Net Increase (Decrease)—Admiral Shares	16,425	655	22,307	953
Institutional Shares
Issued [2]	88,212	2,903	30,914	1,045
Issued in Lieu of Cash Distributions	6,052	197	9,963	345
Redeemed	(34,609)	(1,148)	(21,761)	(769)
Net Increase (Decrease) —Institutional Shares	59,655	1,952	19,116	621
ETF Shares
Issued[2]	533,504	5,700	348,514	4,000
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(27,658)	(300)	(178,995)	(2,100)
Net Increase (Decrease)—ETF Shares	505,846	5,400	169,519	1,900
1 Signal Shares were renamed Admiral Shares in October 2013.
2 Includes purchase fees for fiscal 2015 and 2014 of $1,175,000 and $672,000, respectively (fund totals).

H. Management has determined that no material events or transactions occurred subsequent to February 28, 2015, that would require recognition or disclosure in these financial statements.

Mortgage-Backed Securities Index Fund

Fund Profile
As of February 28, 2015

Share-Class Characteristics

	Admiral	Institutional	ETF
	Shares	Shares	Shares
Ticker Symbol	VMBSX	VMBIX	VMBS
Expense Ratio[1]	0.12%	0.09%	0.12%
30-Day SEC Yield	1.53%	1.58%	1.55%

Financial Attributes

		Barclays
		MBS	Barclays
		Float Adj	Aggregate
	Fund	Index	FA Index
Number of Bonds	461[2]	408	9,115
Yield to Maturity
(before expenses)	2.4%	2.4%	2.1%
Average Coupon	3.9%	3.9%	3.2%
Average Duration	3.4 years	3.5 years	5.6 years
Average Effective
Maturity	5.7 years	5.8 years	7.7 years
Short-Term
Reserves	0.4%	—	—

Sector Diversification (% of portfolio)
Government Mortgage-Backed	100.0%
The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Volatility Measures
	Barclays
	MBS	Barclays
	Float Adj	Aggregate
	Index	FA Index
R-Squared	0.99	0.73
Beta	1.06	0.63
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Effective Maturity
(% of portfolio)
Under 1 Year	1.2%
1 - 3 Years	2.8
3 - 5 Years	34.7
5 - 10 Years	61.3

Distribution by Credit Quality (% of portfolio)
U.S. Government	98.7%
Aaa	1.3
Credit-quality ratings are obtained from Barclays and are from Moody's, Fitch, and S&P. When ratings from all three agencies are used, the median rating is shown. When ratings from two of the agencies are used, the lower rating for each issue is shown. For more information about these ratings, see the Glossary entry for Credit Quality.

Distribution by Coupon (% of portfolio)
Below 5%	94.5%
5% - 6%	4.9
Above 6%	0.6

1 The expense ratios shown are from the prospectus dated December 23, 2014, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2015, the annualized expense ratios were 0.12% for Admiral Shares, 0.09% for Institutional Shares, and 0.12% for ETF Shares.
2 Issues are mortgage pools grouped by coupon.

Mortgage-Backed Securities Index Fund

Investment Focus

Mortgage-Backed Securities Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 19, 2009, Through February 28, 2015
		Barclays
		MBS
		Float Adj
	ETF Shares Net Asset Value	Index
Fiscal Year	Total Returns	Total Returns
2010	4.39%	4.23%
2011	5.14	5.11
2012	3.62	3.62
2013	-2.36	-2.03
2014	5.21	5.15
2015	2.17	2.13
Note: For 2015, performance data reflect the six months ended February 28, 2015.

Average Annual Total Returns: Periods Ended December 31, 2014
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.
					Since Inception
	Inception Date	One Year	Five Years	Income	Capital	Total
Admiral Shares	12/3/2009	5.77%	3.59%	1.67%	1.70%	3.37%
Institutional Shares	10/31/2013	5.85	—	1.72	2.37	4.09
ETF Shares	11/19/2009
Market Price		5.80	3.61			3.39
Net Asset Value		5.81	3.59			3.39

See Financial Highlights for dividend and capital gains information.

Mortgage-Backed Securities Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2015

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.6%)
Conventional Mortgage-Backed Securities (97.8%)
[1,2]	Fannie Mae Pool	2.000%	10/1/28	2,340	2,350
[1,2,3] Fannie Mae Pool		2.500%	3/1/27–1/1/43	32,142	32,881
[1,2,3] Fannie Mae Pool		3.000%	10/1/26–3/1/45	97,386	100,507
[1,2,3] Fannie Mae Pool		3.500%	10/1/21–3/1/45	114,602	120,691
[1,2,3] Fannie Mae Pool		4.000%	7/1/18–3/1/45	104,681	112,206
[1,2,3] Fannie Mae Pool		4.500%	4/1/15–3/1/45	68,792	74,794
[1,2,3,4] Fannie Mae Pool		5.000%	4/1/15–3/1/45	39,913	44,227
[1,2,3] Fannie Mae Pool		5.500%	12/1/16–3/1/45	28,420	31,980
[1,2,3] Fannie Mae Pool		6.000%	3/1/18–3/1/45	19,549	22,278
[1,2]	Fannie Mae Pool	6.500%	4/1/16–10/1/39	7,259	8,319
[1,2]	Fannie Mae Pool	7.000%	12/1/22–10/1/37	458	526
[1,2]	Fannie Mae Pool	7.500%	11/1/22	12	14
[1,2]	Freddie Mac Gold Pool	2.000%	7/1/28–8/1/28	2,233	2,246
[1,2,3] Freddie Mac Gold Pool		2.500%	5/1/28–2/1/43	24,425	25,026
[1,2,3] Freddie Mac Gold Pool		3.000%	1/1/27–3/1/45	53,481	55,208
[1,2,3] Freddie Mac Gold Pool		3.500%	9/1/25–3/1/45	66,405	69,846
[1,2,3] Freddie Mac Gold Pool		4.000%	7/1/18–3/1/45	63,191	67,695
[1,2,3] Freddie Mac Gold Pool		4.500%	1/1/18–3/1/45	40,695	44,121
[1,2,3] Freddie Mac Gold Pool		5.000%	9/1/15–3/1/45	24,576	27,139
[1,2]	Freddie Mac Gold Pool	5.500%	4/1/21–7/1/40	19,340	21,683
[1,2]	Freddie Mac Gold Pool	6.000%	6/1/17–10/1/44	12,395	14,099
[1,2]	Freddie Mac Gold Pool	6.500%	10/1/28–9/1/39	3,148	3,600
[1,2]	Freddie Mac Gold Pool	7.000%	7/1/28–12/1/38	583	667
[1,2]	Freddie Mac Gold Pool	8.000%	11/1/22	2	2
[1,3]	Ginnie Mae I Pool	3.000%	1/15/26–3/1/45	8,436	8,690
[1,3]	Ginnie Mae I Pool	3.500%	2/15/26–3/1/45	8,044	8,478
[1,3]	Ginnie Mae I Pool	4.000%	7/15/24–3/1/45	15,147	16,274
[1,3]	Ginnie Mae I Pool	4.500%	9/15/18–3/1/45	21,191	23,286
[1,3]	Ginnie Mae I Pool	5.000%	1/15/18–3/1/45	14,035	15,692
1	Ginnie Mae I Pool	5.500%	10/15/32–2/15/40	6,760	7,634
1	Ginnie Mae I Pool	6.000%	4/15/28–5/15/41	3,409	3,901
1	Ginnie Mae I Pool	6.500%	5/15/24–1/15/39	359	421
1	Ginnie Mae I Pool	7.000%	10/15/27	9	10
1	Ginnie Mae II Pool	2.500%	2/20/28–6/20/28	1,889	1,960
[1,3]	Ginnie Mae II Pool	3.000%	10/20/26–3/1/45	47,733	49,173
[1,3]	Ginnie Mae II Pool	3.500%	12/20/25–4/1/45	87,034	91,442
[1,3]	Ginnie Mae II Pool	4.000%	9/20/25–3/1/45	68,185	72,639

Mortgage-Backed Securities Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
[1,3]	Ginnie Mae II Pool	4.500%	4/20/18–3/1/45	45,926	49,952
[1,3]	Ginnie Mae II Pool	5.000%	6/20/33–3/1/45	22,635	24,900
1	Ginnie Mae II Pool	5.500%	12/20/33–3/20/42	7,649	8,506
1	Ginnie Mae II Pool	6.000%	3/20/31–9/20/41	3,726	4,212
1	Ginnie Mae II Pool	6.500%	10/20/28–9/20/40	927	1,054
1	Ginnie Mae II Pool	7.000%	4/20/38–11/20/38	165	186
					1,270,515
Nonconventional Mortgage-Backed Securities (1.8%)
[1,2,5] Fannie Mae Pool		1.817%	9/1/37	33	36
[1,2]	Fannie Mae Pool	2.109%	3/1/43	789	802
[1,2,5] Fannie Mae Pool		2.183%	12/1/41	304	314
[1,2,5] Fannie Mae Pool		2.191%	10/1/39	47	48
[1,2]	Fannie Mae Pool	2.195%	6/1/43	584	594
[1,2]	Fannie Mae Pool	2.197%	9/1/42	634	659
[1,2]	Fannie Mae Pool	2.200%	6/1/42	1,824	1,911
[1,2]	Fannie Mae Pool	2.234%	10/1/42	444	449
[1,2]	Fannie Mae Pool	2.264%	7/1/43	711	713
[1,2,5] Fannie Mae Pool		2.304%	11/1/39	51	53
[1,2,5] Fannie Mae Pool		2.402%	1/1/40	6	6
[1,2]	Fannie Mae Pool	2.403%	7/1/42	475	487
[1,2]	Fannie Mae Pool	2.406%	5/1/42	349	354
[1,2]	Fannie Mae Pool	2.443%	5/1/43	456	475
[1,2]	Fannie Mae Pool	2.449%	10/1/42	391	401
[1,2]	Fannie Mae Pool	2.496%	10/1/40	189	201
[1,2]	Fannie Mae Pool	2.510%	12/1/40	540	574
[1,2]	Fannie Mae Pool	2.605%	12/1/41	96	100
[1,2]	Fannie Mae Pool	2.628%	11/1/41	94	100
[1,2]	Fannie Mae Pool	2.691%	1/1/42	552	587
[1,2,5] Fannie Mae Pool		2.703%	5/1/42	106	111
[1,2]	Fannie Mae Pool	2.734%	12/1/43	723	748
[1,2]	Fannie Mae Pool	2.762%	3/1/41	488	523
[1,2]	Fannie Mae Pool	2.776%	3/1/42	631	653
[1,2]	Fannie Mae Pool	2.810%	11/1/41	262	279
[1,2]	Fannie Mae Pool	2.911%	12/1/40	152	160
[1,2]	Fannie Mae Pool	2.968%	3/1/42	241	250
[1,2]	Fannie Mae Pool	2.985%	9/1/43	955	990
[1,2]	Fannie Mae Pool	3.049%	2/1/42	356	369
[1,2]	Fannie Mae Pool	3.063%	3/1/41	452	478
[1,2,5] Fannie Mae Pool		3.103%	2/1/41	12	13
[1,2]	Fannie Mae Pool	3.162%	2/1/41	136	144
[1,2]	Fannie Mae Pool	3.196%	12/1/40	22	23
[1,2]	Fannie Mae Pool	3.226%	12/1/40	20	21
[1,2]	Fannie Mae Pool	3.250%	10/1/40	24	25
[1,2]	Fannie Mae Pool	3.272%	5/1/41	167	178
[1,2]	Fannie Mae Pool	3.313%	11/1/40	20	21
[1,2]	Fannie Mae Pool	3.332%	8/1/42	258	267
[1,2]	Fannie Mae Pool	3.489%	5/1/40	8	9
[1,2]	Fannie Mae Pool	3.542%	7/1/41	358	367
[1,2]	Fannie Mae Pool	3.580%	8/1/39	57	61
[1,2]	Fannie Mae Pool	3.612%	4/1/41	130	138
[1,2]	Fannie Mae Pool	3.746%	6/1/41	214	227
[1,2]	Fannie Mae Pool	3.813%	9/1/40	461	486
[1,2]	Fannie Mae Pool	4.250%	12/1/39	571	583
[1,2,5] Fannie Mae Pool		4.613%	8/1/39	131	138
[1,2]	Fannie Mae Pool	5.103%	3/1/38	43	45

Mortgage-Backed Securities Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
[1,2,5] Fannie Mae Pool		5.147%	11/1/39	55	58
[1,2]	Fannie Mae Pool	5.567%	4/1/37	22	24
[1,2]	Fannie Mae Pool	6.115%	10/1/37	205	214
[1,2,5] Freddie Mac Non Gold Pool		2.160%	10/1/37	19	21
[1,2,5] Freddie Mac Non Gold Pool		2.276%	2/1/37	24	25
[1,2,5] Freddie Mac Non Gold Pool		2.486%	6/1/37	464	484
[1,2]	Freddie Mac Non Gold Pool	2.581%	2/1/42	174	185
[1,2]	Freddie Mac Non Gold Pool	2.589%	11/1/43	771	796
[1,2]	Freddie Mac Non Gold Pool	2.741%	12/1/40	75	78
[1,2]	Freddie Mac Non Gold Pool	2.782%	1/1/41	241	253
[1,2]	Freddie Mac Non Gold Pool	2.871%	2/1/41	24	26
[1,2]	Freddie Mac Non Gold Pool	2.961%	2/1/41	353	377
[1,2]	Freddie Mac Non Gold Pool	3.098%	6/1/41	248	261
[1,2]	Freddie Mac Non Gold Pool	3.125%	1/1/41	186	197
[1,2]	Freddie Mac Non Gold Pool	3.351%	5/1/40	4	4
[1,2]	Freddie Mac Non Gold Pool	3.417%	3/1/42	259	268
[1,2]	Freddie Mac Non Gold Pool	3.557%	6/1/40	188	198
[1,2]	Freddie Mac Non Gold Pool	3.648%	6/1/40	74	79
[1,2]	Freddie Mac Non Gold Pool	3.673%	9/1/40	192	203
[1,2]	Freddie Mac Non Gold Pool	4.050%	12/1/39	40	42
[1,2]	Freddie Mac Non Gold Pool	5.276%	3/1/38	158	170
[1,5]	Ginnie Mae II Pool	2.000%	4/20/41–12/20/42	59	61
[1,5]	Ginnie Mae II Pool	2.125%	5/20/41	18	18
1	Ginnie Mae II Pool	2.500%	11/20/40–1/20/42	1,503	1,565
1	Ginnie Mae II Pool	3.000%	11/20/40–11/20/41	904	956
1	Ginnie Mae II Pool	3.500%	7/20/41–8/20/41	342	361
					23,095
Total U.S. Government and Agency Obligations (Cost $1,281,922)					1,293,610

				Shares
Temporary Cash Investment (32.1%)
Money Market Fund (32.1%)
6	Vanguard Market Liquidity Fund (Cost $416,147)	0.134%		416,147,082	416,147
Total Investments (131.7%) (Cost $1,698,069)					1,709,757
Other Assets and Liabilities (-31.7%)
Other Assets					49,629
Liabilities					(460,900)
					(411,271)
Net Assets (100%)					1,298,486

190

Mortgage-Backed Securities Index Fund

Amount
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value
Unaffiliated Issuers	1,293,610
Affiliated Vanguard Funds	416,147
Total Investments in Securities	1,709,757
Receivables for Investment Securities Sold	39,943
Other Assets	9,686
Total Assets	1,759,386
Liabilities
Payables for Investment Securities Purchased	458,154
Other Liabilities	2,746
Total Liabilities	460,900
Net Assets	1,298,486

At February 28, 2015, net assets consisted of:
Amount
($000)
Paid-in Capital	1,280,775
Undistributed Net Investment Income	1,123
Accumulated Net Realized Gains	4,900
Unrealized Appreciation (Depreciation)	11,688
Net Assets	1,298,486

Admiral Shares—Net Assets
Applicable to 19,127,178 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	407,047
Net Asset Value Per Share—Admiral Shares	$21.28

Institutional Shares—Net Assets
Applicable to 1,365,862 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	39,390
Net Asset Value Per Share—Institutional Shares	$28.84

ETF Shares—Net Assets
Applicable to 16,001,190 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	852,049
Net Asset Value Per Share—ETF Shares	$53.25

See Note A in Notes to Financial Statements.
1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2015.
4 Securities with a value of $197,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
5 Adjustable-rate security.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

Mortgage-Backed Securities Index Fund

Statement of Operations

Six Months Ended
February 28, 2015
($000)
Investment Income
Income
Interest[1]	9,022
Total Income	9,022
Expenses
The Vanguard Group—Note B
Investment Advisory Services	14
Management and Administrative—Admiral Shares	159
Management and Administrative—Institutional Shares	8
Management and Administrative—ETF Shares	287
Marketing and Distribution—Admiral Shares	39
Marketing and Distribution—Institutional Shares	8
Marketing and Distribution—ETF Shares	68
Custodian Fees	40
Shareholders’ Reports—Admiral Shares	2
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	25
Total Expenses	650
Net Investment Income	8,372
Realized Net Gain (Loss) on Investment Securities Sold	7,656
Change in Unrealized Appreciation (Depreciation) of Investment Securities	7,108
Net Increase (Decrease) in Net Assets Resulting from Operations	23,136
1 Interest income from an affiliated company of the fund was $260,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Mortgage-Backed Securities Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	8,372	13,602
Realized Net Gain (Loss)	7,656	6,824
Change in Unrealized Appreciation (Depreciation)	7,108	18,334
Net Increase (Decrease) in Net Assets Resulting from Operations	23,136	38,760
Distributions
Net Investment Income
Admiral Shares[1]	(2,714)	(4,949)
Institutional Shares	(273)	(1,465)
ETF Shares	(4,900)	(6,562)
Realized Capital Gain [2]
Admiral Shares[1]	(1,200)	—
Institutional Shares	(113)	—
ETF Shares	(2,480)	—
Total Distributions	(11,680)	(12,976)
Capital Share Transactions
Admiral Shares[1]	97,995	541
Institutional Shares	(70,020)	107,128
ETF Shares	301,949	111,427
Net Increase (Decrease) from Capital Share Transactions	329,924	219,096
Total Increase (Decrease)	341,380	244,880
Net Assets
Beginning of Period	957,106	712,226
End of Period[3]	1,298,486	957,106
1 Signal Shares were renamed Admiral Shares in October 2013.
2 Includes fiscal 2015 short-term gain distributions totaling $3,749,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
3 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $1,123,000 and $638,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Mortgage-Backed Securities Index Fund

Financial Highlights

Admiral Shares
	Six Months					Dec. 3,
	Ended					2009[1] to
For a Share Outstanding	February 28,			Year Ended August 31,		Aug. 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$21.05	$20.35	$21.06	$20.76	$20.52	$20.04
Investment Operations
Net Investment Income	.152	.356	.118	.344	.456	.332
Net Realized and Unrealized Gain (Loss)
on Investments	.295	.699	(.608)	.399	.569	.487
Total from Investment Operations	.447	1.055	(.490)	.743	1.025	.819
Distributions
Dividends from Net Investment Income	(.152)	(. 355)	(.118)	(. 342)	(. 456)	(. 339)
Distributions from Realized Capital Gains	(. 065)	—	(.102)	(.101)	(. 329)	—
Total Distributions	(. 217)	(. 355)	(. 220)	(. 443)	(.785)	(. 339)
Net Asset Value, End of Period	$21.28	$21.05	$20.35	$21.06	$20.76	$20.52

Total Return[2]	2.13%	5.22%	-2.35%	3.63%	5.16%	4.13%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$407	$305	$295	$211	$15	$6
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.15%	0.15%[3]
Ratio of Net Investment Income to
Average Net Assets	1.50%	1.72%	0.57%	1.57%	2.30%	2.12%[3]
Portfolio Turnover Rate [4]	812%	514%	840%	529%	344%	402%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
Signal Shares were renamed Admiral Shares in October 2013. Prior periods’ Financial Highlights are for the Signal Class.
1 Inception.
2 Total returns do not include transaction fees or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3 Annualized.
4 Includes 374%, 294%, 371%, 231%, 187%, and 166% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Mortgage-Backed Securities Index Fund

Financial Highlights

Institutional Shares
	Six Months	Oct. 31,	Sept. 1,	May 9,
	Ended	2013[3] to	2012, to	2012[1] to
	February 28,	Aug. 31,	Jan. 22,	Aug. 31,
For a Share Outstanding Throughout Each Period	2015	2014	2013[2]	2012
Net Asset Value, Beginning of Period	$28.52	$28.04	$28.34	$28.10
Investment Operations
Net Investment Income	. 208	. 390	. 042.137
Net Realized and Unrealized Gain (Loss) on Investments	.407	.504	(.146)	.218
Total from Investment Operations	.615	.894	(.104)	.355
Distributions
Dividends from Net Investment Income	(. 208)	(. 414)	(. 049)	(.115)
Distributions from Realized Capital Gains	(.087)	—	(.137)	—
Total Distributions	(. 295)	(. 414)	(.186)	(.115)
Net Asset Value, End of Period	$28.84	$28.52	$28.05[2]	$28.34

Total Return[4]	2.16%	3.22%	-0.37%	1.27%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$39	$109	$0	$15
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%[5]	0.09%[5]	0.09%[5]
Ratio of Net Investment Income to Average Net Assets	1.53%	1.75%[5]	0.35%[5]	1.60%[5]
Portfolio Turnover Rate [6]	812%	514%	840%	529%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Commencement of operations.
2 Net asset value as of January 22, 2013, at which date all shares were redeemed.
3 Recommencement of operations.
4 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
5 Annualized.
6 Includes 374%, 294%, 371%, and 231% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Mortgage-Backed Securities Index Fund

Financial Highlights

ETF Shares
	Six Months					Nov. 19,
	Ended					2009[1] to
For a Share Outstanding	February 28,				Year Ended August 31,	Aug. 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$52.65	$50.85	$52.63	$51.90	$51.31	$49.98
Investment Operations
Net Investment Income	. 382.887		. 292.875		1.142	.836
Net Realized and Unrealized Gain (Loss)
on Investments [2]	.753	1.741	(1.524)	.976	1.412	1.338
Total from Investment Operations	1.135	2.628	(1.232)	1.851	2.554	2.174
Distributions
Dividends from Net Investment Income	(. 374)	(. 828)	(. 294)	(. 868)	(1.142)	(. 844)
Distributions from Realized Capital Gains	(.161)	—	(. 254)	(. 253)	(. 822)	—
Total Distributions	(.535)	(.828)	(.548)	(1.121)	(1.964)	(.844)
Net Asset Value, End of Period	$53.25	$52.65	$50.85	$52.63	$51.90	$51.31

Total Return	2.17%	5.21%	-2.36%	3.62%	5.14%	4.39%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$852	$542	$417	$247	$73	$31
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.15%	0.15%[3]
Ratio of Net Investment Income to
Average Net Assets	1.50%	1.72%	0.57%	1.57%	2.30%	2.12%[3]
Portfolio Turnover Rate [4]	812%	514%	840%	529%	344%	402%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Includes increases from purchase fees of $.01, $.01, $.01, $.02, $.00, and $.00.
3 Annualized.
4 Includes 374%, 294%, 371%, 231%, 187%, and 166% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Mortgage-Backed Securities Index Fund

Notes to Financial Statements

Vanguard Mortgage-Backed Securities Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Admiral Shares, Institutional Shares, and ETF Shares. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF shares are listed for trading on Nasdaq; they can be purchased and sold through a broker. Institutional Shares were first issued on May 9, 2012, and on January 22, 2013, all outstanding shares were redeemed. Institutional Shares recommenced operations on October 31, 2013.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At February 28, 2015, counterparties had deposited in segregated accounts securities with a value of $96,000 in connection with TBA transactions.

Mortgage-Backed Securities Index Fund

3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2011–2014), and for the period ended February 28, 2015, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at February 28, 2015, or at any time during the period then ended.

7. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees, if any, assessed on capital share transactions are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

Mortgage-Backed Securities Index Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to invest up to 0.40% of its net assets in Vanguard. At February 28, 2015, the fund had contributed capital of $122,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.05% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of February 28, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	1,293,610	—
Temporary Cash Investments	416,147	—	—
Total	416,147	1,293,610	—

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At February 28, 2015, the cost of investment securities for tax purposes was $1,698,107,000. Net unrealized appreciation of investment securities for tax purposes was $11,650,000, consisting of unrealized gains of $16,845,000 on securities that had risen in value since their purchase and $5,195,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended February 28, 2015, the fund purchased $4,897,407,000 of investment securities and sold $4,562,944,000 of investment securities, other than temporary cash investments.

Mortgage-Backed Securities Index Fund

F. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
	February 28, 2015		August 31, 2014
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Admiral Shares[1]
Issued [2]	150,844	7,109	96,130	4,624
Issued in Lieu of Cash Distributions	1,638	77	1,516	73
Redeemed	(54,487)	(2,569)	(97,105)	(4,689)
Net Increase (Decrease)—Admiral Shares	97,995	4,617	541	8
Institutional Shares
Issued[2]	2,627	92	107,508	3,848
Issued in Lieu of Cash Distributions	386	13	1,465	52
Redeemed	(73,033)	(2,574)	(1,845)	(65)
Net Increase (Decrease)—Institutional Shares	(70,020)	(2,469)	107,128	3,835
ETF Shares
Issued [2]	429,309	8,100	265,705	5,100
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(127,360)	(2,400)	(154,278)	(3,000)
Net Increase (Decrease)—ETF Shares	301,949	5,700	111,427	2,100
1 Signal Shares were renamed Admiral Shares in October 2013.
2 Includes purchase fees for fiscal 2015 and 2014 of $211,000 and $132,000, respectively (fund totals).

G. Management has determined that no material events or transactions occurred subsequent to February 28, 2015, that would require recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended February 28, 2015
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	8/31/2014	2/28/2015	Period
Based on Actual Fund Return
Short-Term Government Bond Index Fund
Admiral Shares	$1,000.00	$1,003.65	$0.60
Institutional Shares	1,000.00	1,004.16	0.45
ETF Shares	1,000.00	1,003.83	0.60
Intermediate-Term Government Bond Index Fund
Admiral Shares	$1,000.00	$1,021.33	$0.60
Institutional Shares	1,000.00	1,021.23	0.45
ETF Shares	1,000.00	1,021.20	0.60
Long-Term Government Bond Index Fund
Admiral Shares	$1,000.00	$1,091.73	$0.62
Institutional Shares	1,000.00	1,092.08	0.47
ETF Shares	1,000.00	1,091.87	0.62
Short-Term Corporate Bond Index Fund
Admiral Shares	$1,000.00	$1,008.28	$0.60
Institutional Shares	1,000.00	1,008.24	0.45
ETF Shares	1,000.00	1,008.22	0.60
Intermediate-Term Corporate Bond Index Fund
Admiral Shares	$1,000.00	$1,023.59	$0.60
Institutional Shares	1,000.00	1,023.61	0.45
ETF Shares	1,000.00	1,023.50	0.60
Long-Term Corporate Bond Index Fund
Admiral Shares	$1,000.00	$1,041.58	$0.61
Institutional Shares	1,000.00	1,041.44	0.46
ETF Shares	1,000.00	1,041.60	0.61
Mortgage-Backed Securities Index Fund
Admiral Shares	$1,000.00	$1,021.32	$0.60
Institutional Shares	1,000.00	1,021.65	0.45
ETF Shares	1,000.00	1,021.67	0.60

Six Months Ended February 28, 2015
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	8/31/2014	2/28/2015	Period
Based on Hypothetical 5% Yearly Return
Short-Term Government Bond Index Fund
Admiral Shares	$1,000.00	$1,024.20	$0.60
Institutional Shares	1,000.00	1,024.35	0.45
ETF Shares	1,000.00	1,024.20	0.60
Intermediate-Term Government Bond Index Fund
Admiral Shares	$1,000.00	$1,024.20	$0.60
Institutional Shares	1,000.00	1,024.35	0.45
ETF Shares	1,000.00	1,024.20	0.60
Long-Term Government Bond Index Fund
Admiral Shares	$1,000.00	$1,024.20	$0.60
Institutional Shares	1,000.00	1,024.35	0.45
ETF Shares	1,000.00	1,024.20	0.60
Short-Term Corporate Bond Index Fund
Admiral Shares	$1,000.00	$1,024.20	$0.60
Institutional Shares	1,000.00	1,024.35	0.45
ETF Shares	1,000.00	1,024.20	0.60
Intermediate-Term Corporate Bond Index Fund
Admiral Shares	$1,000.00	$1,024.20	$0.60
Institutional Shares	1,000.00	1,024.35	0.45
ETF Shares	1,000.00	1,024.20	0.60
Long-Term Corporate Bond Index Fund
Admiral Shares	$1,000.00	$1,024.20	$0.60
Institutional Shares	1,000.00	1,024.35	0.45
ETF Shares	1,000.00	1,024.20	0.60
Mortgage-Backed Securities Index Fund
Admiral Shares	$1,000.00	$1,024.20	$0.60
Institutional Shares	1,000.00	1,024.35	0.45
ETF Shares	1,000.00	1,024.20	0.60
The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Short-Term Government Bond Index Fund, 0.12% for Admiral Shares, 0.09% for Institutional Shares, and 0.12% for ETF Shares; for the Intermediate-Term Government Bond Index Fund, 0.12% for Admiral Shares, 0.09% for Institutional Shares, and 0.12% for ETF Shares; for the Long-Term Government Bond Index Fund, 0.12% for Admiral Shares, 0.09% for Institutional Shares, and 0.12% for ETF Shares; for the Short-Term Corporate Bond Index Fund, 0.12% for Admiral Shares, 0.09% for Institutional Shares, and 0.12% for ETF Shares; for the Intermediate-Term Corporate Bond Index Fund, 0.12% for Admiral Shares, 0.09% for Institutional Shares, and 0.12% for ETF Shares; for the Long-Term Corporate Bond Index Fund, 0.12% for Admiral Shares, 0.09% for Institutional Shares, and 0.12% for ETF Shares; for the Mortgage-Backed Securities Index Fund, 0.12% for Admiral Shares, 0.09% for Institutional Shares, and 0.12% for ETF Shares. The dollar amounts shown as ”Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “Not Rated” is used to classify securities for which a rating is not available. U.S. Treasury, U.S. Agency, and U.S. Agency mortgage-backed securities appear under “U.S. Government.” Credit-quality ratings are obtained from Barclays and are from Moody’s, Fitch, and S&P. When ratings from all three agencies are used, the median rating is shown. When ratings from two of the agencies are used, the lower rating for each issue is shown.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

The Vanguard funds are not sponsored, endorsed, issued, sold, or promoted by Barclays Capital Inc. or any of its affiliates
(“Barclays”). Barclays makes no representation or warranty, express or implied, to the owners or purchasers of the funds or any member of the public regarding the advisability of investing in securities generally or in the funds particularly or the ability of the Barclays indexes to track general bond market performance. Barclays has not passed on the legality or suitability of the funds with respect to any person or entity. Barclays’ only relationship to Vanguard and the funds is the licensing of the Barclays indexes, which are determined, composed, and calculated by Barclays without regard to Vanguard or the funds or any owners or purchasers of the funds. Barclays has no obligation to take the needs of Vanguard, the funds, or the owners of the funds into consideration in determining, composing, or calculating the Barclays indexes. Barclays is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the funds to be issued. Barclays has no obligation or liability in connection with the administration, marketing, or trading of the funds.

Barclays shall have no liability to third parties for the quality, accuracy, and/or completeness of the indexes or any data included therein or for interruptions in the delivery of the indexes. Barclays makes no warranty, express or implied, as to results to be obtained by owners of the funds or any other person or entity from the use of the indexes or any data included therein in connection with the rights licensed hereunder or for any other use. Barclays reserves the right to change the methods of calculation or publication, or to cease the calculation or publication of the Barclays U.S. 1–3 Year Government
Float Adjusted Index, Barclays U.S. 3–10 Year Government Float Adjusted Index, Barclays U.S. Long Government Float
Adjusted Index, Barclays U.S. 1–5 Year Corporate Bond Index, Barclays U.S. 5–10 Year Corporate Bond Index, Barclays
U.S. 10+ Year Corporate Bond Index, or Barclays U.S. MBS Float Adjusted Index, and Barclays shall not be liable for any miscalculation of or any incorrect, delayed, or interrupted publication with respect to any of the Barclays indexes. Barclays makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the indexes or any data included therein. Barclays shall not be liable for any damages, including, without limitation, any indirect or consequential damages resulting from the use of the indexes or any data included therein.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 178 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
F. William McNabb III	Occupation(s) During the Past Five Years and Other
Born 1957. Trustee Since July 2009. Chairman of	Experience: Chairman and Chief Executive Officer
the Board. Principal Occupation(s) During the Past	(retired 2009) and President (2006–2008) of
Five Years and Other Experience: Chairman of the	Rohm and Haas Co. (chemicals); Director of Tyco
Board of The Vanguard Group, Inc., and of each of	International PLC (diversified manufacturing and
the investment companies served by The Vanguard	services), Hewlett-Packard Co. (electronic computer
Group, since January 2010; Director of The Vanguard	manufacturing), and Delphi Automotive PLC
Group since 2008; Chief Executive Officer and	(automotive components); Senior Advisor at New
President of The Vanguard Group, and of each of	Mountain Capital.
the investment companies served by The Vanguard
Group, since 2008; Director of Vanguard Marketing	Amy Gutmann
Corporation; Managing Director of The Vanguard	Born 1949. Trustee Since June 2006. Principal
Group (1995–2008).	Occupation(s) During the Past Five Years and
Other Experience: President of the University of
IndependentTrustees	Pennsylvania; Christopher H. Browne Distinguished
Professor of Political Science, School of Arts and
Emerson U. Fullwood	Sciences, and Professor of Communication, Annenberg
Born 1948. Trustee Since January 2008. Principal	School for Communication, with secondary faculty
Occupation(s) During the Past Five Years and	appointments in the Department of Philosophy, School
Other Experience: Executive Chief Staff and	of Arts and Sciences, and at the Graduate School of
Marketing Officer for North America and Corporate	Education, University of Pennsylvania; Trustee of the
Vice President (retired 2008) of Xerox Corporation	National Constitution Center; Chair of the Presidential
(document management products and services);	Commission for the Study of Bioethical Issues.
Executive in Residence and 2009–2010 Distinguished
Minett Professor at the Rochester Institute of	JoAnn Heffernan Heisen
Technology; Director of SPX Corporation (multi-industry	Born 1950. Trustee Since July 1998. Principal
manufacturing), the United Way of Rochester,	Occupation(s) During the Past Five Years and Other
Amerigroup Corporation (managed health care), the	Experience: Corporate Vice President and Chief
University of Rochester Medical Center, Monroe	Global Diversity Officer (retired 2008) and Member
Community College Foundation, and North Carolina	of the Executive Committee (1997–2008) of Johnson
A&T University.	& Johnson (pharmaceuticals/medical devices/
consumer products); Director of Skytop Lodge
Corporation (hotels), the University Medical Center
at Princeton, the Robert Wood Johnson Foundation,
and the Center for Talent Innovation; Member of
the Advisory Board of the Institute for Women’s
Leadership at Rutgers University.

F. Joseph Loughrey	Executive Officers
Born 1949. Trustee Since October 2009. Principal
Occupation(s) During the Past Five Years and Other	Glenn Booraem
Experience: President and Chief Operating Officer	Born 1967. Controller Since July 2010. Principal
(retired 2009) of Cummins Inc. (industrial machinery);	Occupation(s) During the Past Five Years and Other
Chairman of the Board of Hillenbrand, Inc. (specialized	Experience: Principal of The Vanguard Group, Inc.;
consumer services), and of Oxfam America; Director	Controller of each of the investment companies served
of SKF AB (industrial machinery), Hyster-Yale Materials	by The Vanguard Group; Assistant Controller of each of
Handling, Inc. (forklift trucks), the Lumina Foundation	the investment companies served by The Vanguard
for Education, and the V Foundation for Cancer	Group (2001–2010).
Research; Member of the Advisory Council for the
College of Arts and Letters and of the Advisory Board	Thomas J. Higgins
to the Kellogg Institute for International Studies, both	Born 1957. Chief Financial Officer Since September
at the University of Notre Dame.	2008. Principal Occupation(s) During the Past Five
Years and Other Experience: Principal of The Vanguard
Mark Loughridge	Group, Inc.; Chief Financial Officer of each of the
Born 1953. Trustee Since March 2012. Principal	investment companies served by The Vanguard Group;
Occupation(s) During the Past Five Years and Other	Treasurer of each of the investment companies served
Experience: Senior Vice President and Chief Financial	by The Vanguard Group (1998–2008).
Officer (retired 2013) at IBM (information technology
services); Fiduciary Member of IBM’s Retirement Plan	Kathryn J. Hyatt
Committee (2004–2013); Director of the Dow Chemical	Born 1955. Treasurer Since November 2008. Principal
Company; Member of the Council on Chicago Booth.	Occupation(s) During the Past Five Years and Other
Experience: Principal of The Vanguard Group, Inc.;
Scott C. Malpass	Treasurer of each of the investment companies served
Born 1962. Trustee Since March 2012. Principal	by The Vanguard Group; Assistant Treasurer of each of
Occupation(s) During the Past Five Years and Other	the investment companies served by The Vanguard
Experience: Chief Investment Officer and Vice	Group (1988–2008).
President at the University of Notre Dame; Assistant
Professor of Finance at the Mendoza College of	Heidi Stam
Business at Notre Dame; Member of the Notre Dame	Born 1956. Secretary Since July 2005. Principal
403(b) Investment Committee; Board Member of	Occupation(s) During the Past Five Years and Other
TIFF Advisory Services, Inc., and Catholic Investment	Experience: Managing Director of The Vanguard
Services, Inc. (investment advisors); Member of	Group, Inc.; General Counsel of The Vanguard Group;
the Investment Advisory Committee of Major	Secretary of The Vanguard Group and of each of the
League Baseball.	investment companies served by The Vanguard Group;
Director and Senior Vice President of Vanguard
André F. Perold	Marketing Corporation.
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years and Other	Vanguard Senior ManagementTeam
Experience: George Gund Professor of Finance and
Banking, Emeritus at the Harvard Business School	Mortimer J. Buckley	Chris D. McIsaac
(retired 2011); Chief Investment Officer and Managing	Kathleen C. Gubanich	Michael S. Miller
Partner of HighVista Strategies LLC (private investment	Paul A. Heller	James M. Norris
firm); Director of Rand Merchant Bank; Overseer of	Martha G. King	Glenn W. Reed
the Museum of Fine Arts Boston.	John T. Marcante

Peter F. Volanakis	Chairman Emeritus and Senior Advisor
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years and Other	John J. Brennan
Experience: President and Chief Operating Officer	Chairman, 1996–2009
(retired 2010) of Corning Incorporated (communications	Chief Executive Officer and President, 1996–2008
equipment); Trustee of Colby-Sawyer College;
Member of the Advisory Board of the Norris Cotton	Founder
Cancer Center and of the Advisory Board of the
Parthenon Group (strategy consulting).	John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing> 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2015 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q16422 042015

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
Common Stocks (99.2%)[1]
Consumer Discretionary (14.4%)
Walt Disney Co.	136,121	14,167
Home Depot Inc.	107,584	12,345
Comcast Corp. Class A	203,653	12,093
* Amazon.com Inc.	29,531	11,227
Wal-Mart Stores Inc.	125,274	10,514
McDonald's Corp.	77,669	7,681
Lowe's Cos. Inc.	80,022	5,929
* eBay Inc.	99,512	5,763
Starbucks Corp.	59,134	5,528
NIKE Inc. Class B	54,928	5,335
Twenty-First Century Fox Inc. Class A	149,539	5,234
Costco Wholesale Corp.	34,584	5,082
Time Warner Inc.	61,488	5,033
* Priceline Group Inc.	4,053	5,016
Ford Motor Co.	305,287	4,988
General Motors Co.	125,940	4,699
Target Corp.	49,808	3,827
TJX Cos. Inc.	54,975	3,773
Time Warner Cable Inc.	21,894	3,373
* DIRECTV	36,808	3,261
Yum! Brands Inc.	34,702	2,815
Johnson Controls Inc.	52,185	2,652
* Netflix Inc.	4,709	2,236
CBS Corp. Class B	36,947	2,184
Viacom Inc. Class B	29,823	2,086
VF Corp.	27,145	2,081
Macy's Inc.	28,403	1,810
* Dollar General Corp.	24,378	1,770
Ross Stores Inc.	16,707	1,768
L Brands Inc.	19,116	1,756
* O'Reilly Automotive Inc.	8,326	1,733
Las Vegas Sands Corp.	29,566	1,682
* AutoZone Inc.	2,562	1,647
* Chipotle Mexican Grill Inc. Class A	2,440	1,623
Omnicom Group Inc.	20,355	1,619
* Tesla Motors Inc.	7,463	1,518
Estee Lauder Cos. Inc. Class A	18,074	1,494
Carnival Corp.	33,414	1,470
* Dollar Tree Inc.	16,277	1,297
Whirlpool Corp.	6,104	1,294
Marriott International Inc. Class A	15,286	1,270
* DISH Network Corp. Class A	16,792	1,260
Kohl's Corp.	16,434	1,213
* CarMax Inc.	17,381	1,166
Genuine Parts Co.	12,109	1,163
* Liberty Interactive Corp. Class A	38,596	1,140
* Charter Communications Inc. Class A	6,241	1,127
Starwood Hotels & Resorts Worldwide Inc.	14,016	1,126
BorgWarner Inc.	18,042	1,109
Harley-Davidson Inc.	17,192	1,093
* Bed Bath & Beyond Inc.	14,539	1,085
* Michael Kors Holdings Ltd.	16,099	1,085
* Under Armour Inc. Class A	13,672	1,053
Hanesbrands Inc.	7,905	1,008
Nielsen NV	22,203	1,004
Royal Caribbean Cruises Ltd.	12,995	993
Tractor Supply Co.	10,921	962
Coach Inc.	21,543	938
Wynn Resorts Ltd.	6,411	914
* TRW Automotive Holdings Corp.	8,725	910
* Mohawk Industries Inc.	4,872	898

1

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
Advance Auto Parts Inc.	5,720	886
Nordstrom Inc.	10,880	875
Best Buy Co. Inc.	22,547	859
Newell Rubbermaid Inc.	21,845	858
Staples Inc.	50,837	852
Gap Inc.	19,770	822
Wyndham Worldwide Corp.	8,974	821
* Hertz Global Holdings Inc.	35,219	813
* Jarden Corp.	15,267	810
Polaris Industries Inc.	5,193	796
* Sirius XM Holdings Inc.	203,833	793
Tiffany & Co.	8,880	783
* TripAdvisor Inc.	8,761	782
Signet Jewelers Ltd.	6,282	753
Interpublic Group of Cos. Inc.	33,270	742
Harman International Industries Inc.	5,320	734
H&R Block Inc.	21,407	731
Expedia Inc.	7,944	729
Restaurant Brands International Inc.	16,198	716
* Ulta Salon Cosmetics & Fragrance Inc.	5,073	714
Lennar Corp. Class A	14,011	704
Mattel Inc.	26,626	701
Lear Corp.	6,390	696
DR Horton Inc.	25,155	687
PVH Corp.	6,429	685
* News Corp. Class A	39,106	676
PulteGroup Inc.	29,850	673
PetSmart Inc.	7,854	651
Foot Locker Inc.	11,448	643
Ralph Lauren Corp. Class A	4,674	642
Darden Restaurants Inc.	10,026	642
Gannett Co. Inc.	17,872	633
* MGM Resorts International	29,103	632
Fortune Brands Home & Security Inc.	13,128	608
Williams-Sonoma Inc.	7,441	599
Scripps Networks Interactive Inc. Class A	8,258	597
Family Dollar Stores Inc.	7,572	596
* LKQ Corp.	23,785	585
* Discovery Communications Inc. Class A	18,095	584
Goodyear Tire & Rubber Co.	21,656	579
* Liberty Media Corp.	14,975	578
Hasbro Inc.	9,159	571
* Discovery Communications Inc.	18,095	552
* Toll Brothers Inc.	13,960	535
* WABCO Holdings Inc.	4,501	526
* Avis Budget Group Inc.	8,224	499
Leggett & Platt Inc.	10,851	489
Garmin Ltd.	9,630	478
* Liberty Ventures Class A	11,211	450
Domino's Pizza Inc.	4,402	447
* NVR Inc.	328	437
* Sally Beauty Holdings Inc.	12,808	429
Service Corp. International	16,773	417
Dick's Sporting Goods Inc.	7,508	406
Gentex Corp.	22,968	405
KAR Auction Services Inc.	10,827	395
Carter's Inc.	4,293	381
* Madison Square Garden Co. Class A	4,807	377
Cinemark Holdings Inc.	9,043	368
Lamar Advertising Co. Class A	6,273	364
* Norwegian Cruise Line Holdings Ltd.	7,125	351
International Game Technology	19,511	348
* Kate Spade & Co.	9,963	343
* Visteon Corp.	3,406	342

2

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
* AMC Networks Inc. Class A	4,717	340
* AutoNation Inc.	5,482	337
Dunkin' Brands Group Inc.	6,892	323
* Urban Outfitters Inc.	8,260	322
* Outfront Media Inc.	10,713	321
* Panera Bread Co. Class A	1,974	319
GameStop Corp. Class A	8,551	316
* Fossil Group Inc.	3,618	311
Brinker International Inc.	5,114	304
* Hilton Worldwide Holdings Inc.	10,532	298
Avon Products Inc.	34,181	291
* Live Nation Entertainment Inc.	11,341	290
Cablevision Systems Corp. Class A	15,092	283
* Liberty Media Corp. Class A	7,332	283
Tupperware Brands Corp.	3,952	282
* Tempur Sealy International Inc.	4,825	277
Graham Holdings Co. Class B	274	270
* Murphy USA Inc.	3,760	267
Six Flags Entertainment Corp.	5,750	260
Nu Skin Enterprises Inc. Class A	4,688	254
* Liberty Broadband Corp.	4,770	248
CST Brands Inc.	5,935	247
* Starz	7,338	244
Dillard's Inc. Class A	1,867	243
* Pandora Media Inc.	16,150	239
Wendy's Co.	21,250	236
* HomeAway Inc.	7,418	230
DSW Inc. Class A	5,942	224
John Wiley & Sons Inc. Class A	3,450	223
Chico's FAS Inc.	12,126	221
Thor Industries Inc.	3,576	221
* Cabela's Inc.	4,021	219
* Vista Outdoor Inc.	4,932	215
* Apollo Education Group Inc.	7,697	213
Lions Gate Entertainment Corp.	6,341	207
* JC Penney Co. Inc.	23,944	204
Big Lots Inc.	4,241	202
* Hyatt Hotels Corp. Class A	3,320	201
* Deckers Outdoor Corp.	2,680	199
* Liberty TripAdvisor Holdings Inc. Class A	5,656	187
* AMERCO	560	183
DeVry Education Group Inc.	4,888	179
Choice Hotels International Inc.	2,688	171
Penske Automotive Group Inc.	3,288	162
Aaron's Inc.	5,167	154
Regal Entertainment Group Class A	6,299	149
Abercrombie & Fitch Co.	5,536	137
* Ascena Retail Group Inc.	9,852	132
* DreamWorks Animation SKG Inc. Class A	5,696	122
Coty Inc. Class A	5,193	117
* ServiceMaster Global Holdings Inc.	3,209	111
Aramark	3,252	103
SeaWorld Entertainment Inc.	5,284	99
* Liberty Broadband Corp. Class A	1,881	98
* Sears Holdings Corp.	2,069	78
* GoPro Inc. Class A	1,546	65
* Michaels Cos. Inc.	2,257	64
* Taylor Morrison Home Corp. Class A	2,350	45
Clear Channel Outdoor Holdings Inc. Class A	3,385	33
* zulily Inc. Class A	1,018	14
		245,677
Consumer Staples (7.9%)
Procter & Gamble Co.	212,983	18,131
Coca-Cola Co.	312,125	13,515

3

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
PepsiCo Inc.	119,179	11,796
Philip Morris International Inc.	123,659	10,259
CVS Health Corp.	91,967	9,553
Altria Group Inc.	156,184	8,792
Walgreens Boots Alliance Inc.	75,012	6,232
Colgate-Palmolive Co.	71,883	5,091
Mondelez International Inc. Class A	132,841	4,906
Kimberly-Clark Corp.	29,643	3,251
Kraft Foods Group Inc.	46,791	2,997
Kroger Co.	40,025	2,848
General Mills Inc.	48,269	2,596
Archer-Daniels-Midland Co.	51,381	2,460
Lorillard Inc.	28,497	1,950
Reynolds American Inc.	24,236	1,833
Sysco Corp.	45,909	1,790
Mead Johnson Nutrition Co.	15,872	1,663
Whole Foods Market Inc.	28,857	1,630
* Monster Beverage Corp.	11,235	1,585
* Constellation Brands Inc. Class A	12,560	1,441
Keurig Green Mountain Inc.	11,140	1,421
Kellogg Co.	20,177	1,301
Hershey Co.	11,709	1,215
Dr Pepper Snapple Group Inc.	15,416	1,215
ConAgra Foods Inc.	33,151	1,160
Brown-Forman Corp. Class B	12,087	1,108
Clorox Co.	10,106	1,098
JM Smucker Co.	8,217	948
Bunge Ltd.	11,543	944
Tyson Foods Inc. Class A	22,762	940
Church & Dwight Co. Inc.	10,644	906
Molson Coors Brewing Co. Class B	10,716	813
Coca-Cola Enterprises Inc.	17,399	804
McCormick & Co. Inc.	10,316	778
Energizer Holdings Inc.	4,817	645
Campbell Soup Co.	13,532	630
Hormel Foods Corp.	10,506	615
* Rite Aid Corp.	76,689	612
* WhiteWave Foods Co. Class A	13,667	560
* Hain Celestial Group Inc.	7,942	497
Ingredion Inc.	5,860	482
GNC Holdings Inc. Class A	7,218	347
Flowers Foods Inc.	13,233	286
* Sprouts Farmers Market Inc.	7,714	284
* Herbalife Ltd.	5,844	181
Spectrum Brands Holdings Inc.	1,689	158
Pinnacle Foods Inc.	4,305	156
Pilgrim's Pride Corp.	4,829	132
		134,555
Energy (7.6%)
Exxon Mobil Corp.	337,988	29,925
Chevron Corp.	149,834	15,984
Schlumberger Ltd.	102,226	8,603
ConocoPhillips	96,436	6,288
Occidental Petroleum Corp.	61,763	4,810
Kinder Morgan Inc.	106,640	4,373
EOG Resources Inc.	42,913	3,850
Phillips 66	44,430	3,486
Anadarko Petroleum Corp.	39,672	3,342
Williams Cos. Inc.	58,645	2,876
Halliburton Co.	66,299	2,847
Valero Energy Corp.	41,980	2,590
Baker Hughes Inc.	34,316	2,145
Marathon Petroleum Corp.	19,775	2,076
Apache Corp.	30,275	1,993

4

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 28, 2015

			Market
			Value
		Shares	($000)
	Devon Energy Corp.	32,108	1,978
	Spectra Energy Corp.	52,652	1,869
	National Oilwell Varco Inc.	33,753	1,835
	Pioneer Natural Resources Co.	11,271	1,719
	Hess Corp.	21,855	1,641
*	Cheniere Energy Inc.	18,781	1,514
	Marathon Oil Corp.	53,124	1,480
	Noble Energy Inc.	28,346	1,339
*	Concho Resources Inc.	8,843	963
	Cabot Oil & Gas Corp.	32,778	951
	EQT Corp.	11,892	949
	Tesoro Corp.	10,179	935
	Cimarex Energy Co.	6,909	758
*	Southwestern Energy Co.	30,002	752
*	FMC Technologies Inc.	18,508	739
	ONEOK Inc.	16,317	722
	Murphy Oil Corp.	14,178	722
	Chesapeake Energy Corp.	41,414	691
	HollyFrontier Corp.	15,648	688
*	Cameron International Corp.	14,253	671
	Range Resources Corp.	12,776	633
	CONSOL Energy Inc.	17,944	578
	Helmerich & Payne Inc.	7,618	511
*	Dresser-Rand Group Inc.	6,033	491
*	Whiting Petroleum Corp.	13,059	442
	Oceaneering International Inc.	7,063	385
	Energen Corp.	5,798	375
*	Newfield Exploration Co.	10,791	356
*	First Solar Inc.	5,713	341
	Seadrill Ltd.	27,543	318
*	Gulfport Energy Corp.	6,777	310
	World Fuel Services Corp.	5,666	310
*	Continental Resources Inc.	6,830	304
	Nabors Industries Ltd.	23,451	300
	QEP Resources Inc.	13,898	299
	Targa Resources Corp.	2,965	295
	Superior Energy Services Inc.	12,394	277
*	Cobalt International Energy Inc.	27,081	277
	SM Energy Co.	5,265	255
	Denbury Resources Inc.	27,425	230
*	Dril-Quip Inc.	3,131	228
	Patterson-UTI Energy Inc.	11,427	214
	Rowan Cos. plc Class A	9,849	213
*	Ultra Petroleum Corp.	11,817	192
*	California Resources Corp.	24,725	177
*	NOW Inc.	8,160	173
*	WPX Energy Inc.	15,930	172
	Peabody Energy Corp.	21,399	169
*,^	SolarCity Corp.	3,256	167
	PBF Energy Inc. Class A	5,297	165
	Diamond Offshore Drilling Inc.	5,339	163
*	Antero Resources Corp.	4,070	161
*	Oil States International Inc.	3,614	157
	Atwood Oceanics Inc.	4,920	153
	Golar LNG Ltd.	3,900	121
*	Unit Corp.	3,775	115
*	SunPower Corp. Class A	3,485	114
*	Oasis Petroleum Inc.	7,678	110
*	Rice Energy Inc.	4,240	83
*	Memorial Resource Development Corp.	3,845	79
*	Kosmos Energy Ltd.	8,173	73
*	Laredo Petroleum Inc.	6,016	72
*	SandRidge Energy Inc.	37,187	66
	RPC Inc.	4,478	60

5

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
CVR Energy Inc.	1,266	53
Frank's International NV	2,732	49
* EP Energy Corp. Class A	2,271	26
* Seventy Seven Energy Inc.	2,748	13
		128,929
Financial Services (18.4%)
* Berkshire Hathaway Inc. Class B	144,057	21,235
Wells Fargo & Co.	375,440	20,570
JPMorgan Chase & Co.	297,481	18,230
Bank of America Corp.	826,535	13,067
Citigroup Inc.	238,844	12,520
Visa Inc. Class A	39,419	10,695
MasterCard Inc. Class A	79,026	7,123
Goldman Sachs Group Inc.	35,137	6,669
US Bancorp	134,896	6,018
American Express Co.	71,306	5,818
American International Group Inc.	101,975	5,642
Simon Property Group Inc.	24,462	4,657
Morgan Stanley	120,589	4,316
PNC Financial Services Group Inc.	41,976	3,860
MetLife Inc.	73,487	3,735
BlackRock Inc.	10,012	3,719
Capital One Financial Corp.	44,874	3,532
Bank of New York Mellon Corp.	89,540	3,505
American Tower Corporation	31,124	3,086
ACE Ltd.	26,567	3,029
Prudential Financial Inc.	36,196	2,926
Charles Schwab Corp.	88,322	2,591
State Street Corp.	33,832	2,519
Travelers Cos. Inc.	23,060	2,478
Marsh & McLennan Cos. Inc.	43,176	2,456
Allstate Corp.	34,135	2,410
CME Group Inc.	25,084	2,406
Aon plc	23,289	2,337
Crown Castle International Corp.	26,222	2,263
Discover Financial Services	36,641	2,234
Public Storage	11,273	2,223
Aflac Inc.	35,699	2,222
McGraw Hill Financial Inc.	21,377	2,204
Equity Residential	28,429	2,190
BB&T Corp.	56,409	2,146
Intercontinental Exchange Inc.	9,038	2,127
Ameriprise Financial Inc.	14,926	1,995
Health Care REIT Inc.	25,658	1,978
Chubb Corp.	19,211	1,930
Ventas Inc.	25,376	1,890
AvalonBay Communities Inc.	10,214	1,719
SunTrust Banks Inc.	41,848	1,716
T. Rowe Price Group Inc.	20,658	1,706
Franklin Resources Inc.	31,227	1,681
Prologis Inc.	39,315	1,679
Boston Properties Inc.	11,998	1,649
Vornado Realty Trust	14,778	1,626
* Fiserv Inc.	19,670	1,536
Fidelity National Information Services Inc.	22,628	1,529
HCP Inc.	36,040	1,527
Weyerhaeuser Co.	41,369	1,452
Moody's Corp.	14,857	1,440
Invesco Ltd.	34,037	1,371
Northern Trust Corp.	18,684	1,305
Fifth Third Bancorp	66,768	1,293
General Growth Properties Inc.	44,514	1,291
* Alliance Data Systems Corp.	4,621	1,287
Hartford Financial Services Group Inc.	31,154	1,276

6

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
Host Hotels & Resorts Inc.	59,463	1,249
M&T Bank Corp.	10,318	1,248
Progressive Corp.	46,522	1,240
Lincoln National Corp.	20,725	1,195
Principal Financial Group Inc.	23,154	1,185
Thomson Reuters Corp.	27,967	1,098
Essex Property Trust Inc.	4,908	1,092
Loews Corp.	25,573	1,049
Regions Financial Corp.	108,300	1,041
Macerich Co.	12,346	1,033
* FleetCor Technologies Inc.	6,495	996
KeyCorp	69,350	966
SL Green Realty Corp.	7,466	948
* Affiliated Managers Group Inc.	4,348	941
Equifax Inc.	9,665	902
Realty Income Corp.	17,393	871
Kimco Realty Corp.	32,304	849
Western Union Co.	42,374	827
* Markel Corp.	1,099	819
FNF Group	21,626	794
Annaly Capital Management Inc.	74,503	791
TD Ameritrade Holding Corp.	21,157	767
Federal Realty Investment Trust	5,277	749
* CBRE Group Inc. Class A	21,874	749
Huntington Bancshares Inc.	65,033	711
Digital Realty Trust Inc.	10,679	709
American Realty Capital Properties Inc.	71,383	700
XL Group plc Class A	19,277	698
Navient Corp.	31,928	683
Unum Group	20,324	682
Leucadia National Corp.	28,741	682
Cincinnati Financial Corp.	12,909	681
CIT Group Inc.	14,437	668
Comerica Inc.	14,332	656
Everest Re Group Ltd.	3,626	643
UDR Inc.	19,611	626
First Republic Bank	10,852	619
* Alleghany Corp.	1,298	613
Extra Space Storage Inc.	9,192	605
Plum Creek Timber Co. Inc.	13,872	603
American Capital Agency Corp.	27,463	589
* E*TRADE Financial Corp.	22,485	585
Arthur J Gallagher & Co.	12,374	581
New York Community Bancorp Inc.	34,453	572
Jones Lang LaSalle Inc.	3,495	564
Raymond James Financial Inc.	9,830	562
* Arch Capital Group Ltd.	9,341	553
Torchmark Corp.	10,371	552
Duke Realty Corp.	25,693	549
Alexandria Real Estate Equities Inc.	5,632	540
* Iron Mountain Inc.	14,517	533
WP Carey Inc.	7,773	533
* Realogy Holdings Corp.	11,530	530
FactSet Research Systems Inc.	3,380	526
MSCI Inc. Class A	9,169	514
Broadridge Financial Solutions Inc.	9,531	507
Kilroy Realty Corp.	6,798	503
Total System Services Inc.	13,064	499
Lazard Ltd. Class A	9,737	495
Camden Property Trust	6,753	492
* Signature Bank	3,981	491
Global Payments Inc.	5,312	488
Reinsurance Group of America Inc. Class A	5,432	485
* SVB Financial Group	3,922	482

7

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
Omega Healthcare Investors Inc.	11,916	477
Senior Housing Properties Trust	21,297	476
Voya Financial Inc.	10,718	474
Legg Mason Inc.	8,246	472
Regency Centers Corp.	7,177	471
NASDAQ OMX Group Inc.	9,235	463
* Howard Hughes Corp.	3,091	463
PartnerRe Ltd.	3,932	450
SEI Investments Co.	10,439	449
DDR Corp.	23,708	449
East West Bancorp Inc.	11,209	448
* Ally Financial Inc.	21,280	442
Jack Henry & Associates Inc.	6,693	438
HCC Insurance Holdings Inc.	7,799	436
Liberty Property Trust	11,666	434
Mid-America Apartment Communities Inc.	5,977	433
* Zillow Group Inc. Class A	3,727	428
Zions Bancorporation	15,957	427
Starwood Property Trust Inc.	17,424	425
Axis Capital Holdings Ltd.	8,115	421
National Retail Properties Inc.	10,414	419
NorthStar Realty Finance Corp.	21,328	410
Apartment Investment & Management Co.	10,844	409
CBOE Holdings Inc.	6,773	407
Hudson City Bancorp Inc.	41,576	406
Eaton Vance Corp.	9,376	395
WR Berkley Corp.	7,881	393
Dun & Bradstreet Corp.	2,897	384
Spirit Realty Capital Inc.	31,315	384
People's United Financial Inc.	24,392	369
* Vantiv Inc. Class A	9,891	366
Corrections Corp. of America	9,171	366
PacWest Bancorp	7,955	365
Hospitality Properties Trust	11,816	364
American Financial Group Inc.	5,764	363
BioMed Realty Trust Inc.	15,989	356
Assured Guaranty Ltd.	13,380	355
Taubman Centers Inc.	4,892	354
Assurant Inc.	5,715	350
Equity LifeStyle Properties Inc.	6,466	348
NorthStar Asset Management Group Inc.	14,282	347
Weingarten Realty Investors	9,451	342
City National Corp.	3,736	338
American Campus Communities Inc.	8,120	335
Waddell & Reed Financial Inc. Class A	6,761	334
Douglas Emmett Inc.	11,360	328
* Forest City Enterprises Inc. Class A	12,958	327
White Mountains Insurance Group Ltd.	488	326
* Synchrony Financial	9,952	318
SLM Corp.	33,309	315
Citizens Financial Group Inc.	12,660	314
Allied World Assurance Co. Holdings AG	7,756	314
LPL Financial Holdings Inc.	6,945	312
Old Republic International Corp.	20,512	311
Brown & Brown Inc.	9,566	307
Synovus Financial Corp.	10,926	306
RenaissanceRe Holdings Ltd.	2,974	305
Two Harbors Investment Corp.	28,798	301
* Genworth Financial Inc. Class A	38,265	297
Home Properties Inc.	4,416	295
Retail Properties of America Inc.	18,434	292
Commerce Bancshares Inc.	6,767	281
Cullen/Frost Bankers Inc.	4,087	277
* Popular Inc.	7,987	276

8

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
Validus Holdings Ltd.	6,586	274
Healthcare Trust of America Inc. Class A	9,855	273
Rayonier Inc.	9,828	269
* Equity Commonwealth	9,979	264
First Horizon National Corp.	18,302	261
CBL & Associates Properties Inc.	12,986	260
BankUnited Inc.	8,011	260
Chimera Investment Corp.	80,738	259
Columbia Property Trust Inc.	9,857	255
* WP GLIMCHER Inc.	14,525	252
Tanger Factory Outlet Centers Inc.	7,075	251
Federated Investors Inc. Class B	7,386	243
* CoreLogic Inc.	7,275	243
First Niagara Financial Group Inc.	27,313	242
Hanover Insurance Group Inc.	3,414	240
Post Properties Inc.	4,181	238
Associated Banc-Corp	12,516	233
StanCorp Financial Group Inc.	3,506	232
Aspen Insurance Holdings Ltd.	5,033	231
MFA Financial Inc.	28,810	229
Gaming and Leisure Properties Inc.	6,637	225
Brandywine Realty Trust	14,104	224
Piedmont Office Realty Trust Inc. Class A	12,012	220
Endurance Specialty Holdings Ltd.	3,448	219
Corporate Office Properties Trust	7,418	218
* Paramount Group Inc.	11,591	213
Bank of Hawaii Corp.	3,438	207
TCF Financial Corp.	13,112	206
ProAssurance Corp.	4,568	205
American Homes 4 Rent Class A	11,743	196
Fulton Financial Corp.	14,914	180
* Urban Edge Properties	7,389	177
Erie Indemnity Co. Class A	1,905	166
Santander Consumer USA Holdings Inc.	6,748	152
Interactive Brokers Group Inc.	4,178	133
BOK Financial Corp.	2,107	124
Mercury General Corp.	2,120	116
Morningstar Inc.	1,502	112
Artisan Partners Asset Management Inc. Class A	2,143	104
Brixmor Property Group Inc.	4,085	104
* FNFV Group	6,955	104
* MBIA Inc.	10,617	96
CNA Financial Corp.	2,100	88
TFS Financial Corp.	5,757	81
* Ocwen Financial Corp.	8,012	65
American National Insurance Co.	613	64
* Nationstar Mortgage Holdings Inc.	1,486	40
		313,422
Health Care (14.1%)
Johnson & Johnson	222,345	22,793
Pfizer Inc.	501,443	17,210
Merck & Co. Inc.	229,750	13,450
* Gilead Sciences Inc.	120,776	12,504
Amgen Inc.	59,488	9,382
UnitedHealth Group Inc.	77,031	8,753
* Medtronic plc	112,472	8,727
Bristol-Myers Squibb Co.	130,319	7,939
* Celgene Corp.	62,912	7,646
* Biogen Idec Inc.	18,650	7,639
AbbVie Inc.	125,050	7,566
* Actavis plc	19,964	5,817
Abbott Laboratories	117,974	5,588
Allergan Inc.	23,389	5,444
Eli Lilly & Co.	77,293	5,424

9

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
* Express Scripts Holding Co.	57,663	4,889
McKesson Corp.	18,100	4,139
Thermo Fisher Scientific Inc.	31,364	4,077
* Anthem Inc.	21,963	3,216
Baxter International Inc.	42,598	2,946
* Alexion Pharmaceuticals Inc.	15,532	2,802
Aetna Inc.	28,072	2,795
Cigna Corp.	21,152	2,573
* Regeneron Pharmaceuticals Inc.	6,199	2,565
Stryker Corp.	26,441	2,505
Cardinal Health Inc.	26,733	2,352
Becton Dickinson and Co.	15,180	2,227
* Vertex Pharmaceuticals Inc.	18,571	2,218
* Illumina Inc.	11,006	2,151
Humana Inc.	12,164	2,000
* HCA Holdings Inc.	25,688	1,838
AmerisourceBergen Corp. Class A	17,761	1,825
Zoetis Inc.	39,321	1,812
* Boston Scientific Corp.	103,866	1,755
Perrigo Co. plc	11,124	1,718
* Cerner Corp.	23,393	1,686
* Mylan Inc.	29,383	1,684
Zimmer Holdings Inc.	13,261	1,596
St. Jude Medical Inc.	22,385	1,493
* Intuitive Surgical Inc.	2,824	1,412
* BioMarin Pharmaceutical Inc.	12,384	1,326
* Hospira Inc.	13,080	1,145
* Endo International plc	12,950	1,109
* Edwards Lifesciences Corp.	8,321	1,107
Agilent Technologies Inc.	26,172	1,105
* Pharmacyclics Inc.	4,826	1,042
* DaVita HealthCare Partners Inc.	13,920	1,038
* Mallinckrodt plc	8,860	1,034
CR Bard Inc.	6,037	1,021
* CareFusion Corp.	16,326	981
* Laboratory Corp. of America Holdings	7,944	977
* Incyte Corp.	11,373	976
* Henry Schein Inc.	6,743	944
* Catamaran Corp.	16,317	815
Universal Health Services Inc. Class B	7,050	799
* Alkermes plc	11,323	795
* Jazz Pharmaceuticals plc	4,673	795
Quest Diagnostics Inc.	11,304	793
* Salix Pharmaceuticals Ltd.	4,956	779
* Varian Medical Systems Inc.	8,175	760
ResMed Inc.	11,036	710
* Medivation Inc.	6,018	707
Cooper Cos. Inc.	3,741	613
* Hologic Inc.	18,890	612
Omnicare Inc.	7,833	601
* IDEXX Laboratories Inc.	3,801	596
DENTSPLY International Inc.	11,208	594
* United Therapeutics Corp.	3,828	594
* Alnylam Pharmaceuticals Inc.	5,739	583
* MEDNAX Inc.	7,885	564
* Centene Corp.	9,136	561
* Brookdale Senior Living Inc.	13,504	507
* QIAGEN NV	18,329	463
* Community Health Systems Inc.	8,940	434
PerkinElmer Inc.	8,965	421
* Sirona Dental Systems Inc.	4,579	416
Teleflex Inc.	3,302	402
* athenahealth Inc.	2,976	378
* VCA Inc.	6,923	369

10

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
* Align Technology Inc.	6,425	368
* Health Net Inc.	6,229	357
* Tenet Healthcare Corp.	7,587	351
Patterson Cos. Inc.	6,814	341
* Charles River Laboratories International Inc.	3,872	297
* Alere Inc.	6,500	296
* Seattle Genetics Inc.	7,926	287
Bio-Techne Corp.	2,935	286
* Quintiles Transnational Holdings Inc.	4,291	279
* LifePoint Hospitals Inc.	3,429	247
* Envision Healthcare Holdings Inc.	6,425	235
* Intercept Pharmaceuticals Inc.	1,055	234
Hill-Rom Holdings Inc.	4,386	210
* Bio-Rad Laboratories Inc. Class A	1,613	205
* Myriad Genetics Inc.	5,938	202
* Halyard Health Inc.	3,769	174
* Allscripts Healthcare Solutions Inc.	14,165	170
* Bruker Corp.	8,361	159
* Veeva Systems Inc. Class A	2,895	89
* Premier Inc. Class A	2,396	88
* VWR Corp.	2,180	54
		240,551
Materials & Processing (4.0%)
EI du Pont de Nemours & Co.	72,202	5,621
Dow Chemical Co.	94,701	4,663
Monsanto Co.	38,024	4,579
Praxair Inc.	23,050	2,948
LyondellBasell Industries NV Class A	32,945	2,830
Air Products & Chemicals Inc.	16,758	2,617
PPG Industries Inc.	10,860	2,556
Precision Castparts Corp.	11,361	2,457
Ecolab Inc.	20,946	2,420
Sherwin-Williams Co.	6,759	1,928
International Paper Co.	34,067	1,922
Freeport-McMoRan Inc.	81,610	1,765
Ingersoll-Rand plc	21,232	1,427
Mosaic Co.	26,333	1,403
Alcoa Inc.	92,011	1,361
Sigma-Aldrich Corp.	9,351	1,291
Nucor Corp.	25,041	1,178
CF Industries Holdings Inc.	3,414	1,045
Newmont Mining Corp.	39,255	1,034
Fastenal Co.	23,318	969
Eastman Chemical Co.	11,887	885
Vulcan Materials Co.	10,319	856
Sealed Air Corp.	17,012	802
Ball Corp.	10,978	787
International Flavors & Fragrances Inc.	6,417	782
Rock-Tenn Co. Class A	11,295	775
Masco Corp.	28,074	735
Celanese Corp. Class A	12,332	704
MeadWestvaco Corp.	13,244	703
Ashland Inc.	5,451	696
Airgas Inc.	5,849	686
Martin Marietta Materials Inc.	4,817	686
FMC Corp.	10,486	665
Packaging Corp. of America	7,784	645
* WR Grace & Co.	5,997	595
* Crown Holdings Inc.	10,929	579
Valspar Corp.	6,663	577
Acuity Brands Inc.	3,425	543
RPM International Inc.	10,528	532
Albemarle Corp.	8,897	503
Bemis Co. Inc.	7,989	390

11

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
Sonoco Products Co.	8,095	379
Royal Gold Inc.	5,090	367
Owens Corning	9,227	366
Hexcel Corp.	7,611	362
Huntsman Corp.	15,860	356
Reliance Steel & Aluminum Co.	6,059	345
Steel Dynamics Inc.	18,939	345
AptarGroup Inc.	5,192	342
* Owens-Illinois Inc.	13,055	342
Southern Copper Corp.	11,310	337
NewMarket Corp.	709	334
Lennox International Inc.	3,145	328
Eagle Materials Inc.	4,021	316
Cytec Industries Inc.	5,602	294
Allegheny Technologies Inc.	8,418	283
United States Steel Corp.	11,365	272
Timken Co.	6,279	267
Valmont Industries Inc.	1,900	237
Scotts Miracle-Gro Co. Class A	3,610	236
Compass Minerals International Inc.	2,579	234
Domtar Corp.	5,075	229
Cabot Corp.	4,945	223
Westlake Chemical Corp.	3,277	219
* USG Corp.	7,134	201
* Armstrong World Industries Inc.	3,486	195
* Platform Specialty Products Corp.	7,545	195
Silgan Holdings Inc.	3,330	191
Carpenter Technology Corp.	4,211	178
* Axalta Coating Systems Ltd.	4,571	130
Greif Inc. Class A	2,506	110
* MRC Global Inc.	7,746	100
TimkenSteel Corp.	3,139	94
Tahoe Resources Inc.	6,339	89
Cliffs Natural Resources Inc.	11,645	80
Rayonier Advanced Materials Inc.	3,374	63
* Veritiv Corp.	542	27
		68,806
Other (0.0%)
Restaurant Brands International LP	78	3

Producer Durables (11.1%)
General Electric Co.	789,055	20,508
United Technologies Corp.	72,043	8,783
3M Co.	51,473	8,681
Boeing Co.	57,319	8,647
Union Pacific Corp.	71,201	8,563
Honeywell International Inc.	61,558	6,327
United Parcel Service Inc. Class B	55,654	5,662
Accenture plc Class A	49,684	4,473
Lockheed Martin Corp.	21,280	4,257
Danaher Corp.	47,688	4,162
FedEx Corp.	23,204	4,107
Caterpillar Inc.	49,037	4,065
Automatic Data Processing Inc.	37,844	3,362
General Dynamics Corp.	24,005	3,331
Emerson Electric Co.	55,107	3,192
Delta Air Lines Inc.	66,581	2,964
American Airlines Group Inc.	56,526	2,708
CSX Corp.	78,875	2,706
Raytheon Co.	24,602	2,676
Eaton Corp. plc	37,453	2,660
Norfolk Southern Corp.	24,316	2,654
Northrop Grumman Corp.	15,860	2,628
Illinois Tool Works Inc.	25,469	2,518

12

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
Deere & Co.	26,897	2,437
Southwest Airlines Co.	54,361	2,351
Cummins Inc.	14,479	2,059
Waste Management Inc.	36,580	1,993
* United Continental Holdings Inc.	29,328	1,912
PACCAR Inc.	27,860	1,784
Parker-Hannifin Corp.	11,734	1,440
Tyco International plc	32,936	1,391
Roper Industries Inc.	7,867	1,318
Paychex Inc.	25,594	1,275
Rockwell Automation Inc.	10,890	1,275
Xerox Corp.	91,633	1,251
Stanley Black & Decker Inc.	12,227	1,202
WW Grainger Inc.	4,583	1,086
AMETEK Inc.	19,310	1,026
Pentair plc	15,139	1,006
Kansas City Southern	8,659	1,003
Textron Inc.	21,918	971
Rockwell Collins Inc.	10,652	949
Dover Corp.	13,020	938
* Verisk Analytics Inc. Class A	13,028	936
TransDigm Group Inc.	4,163	903
* Stericycle Inc.	6,672	900
L-3 Communications Holdings Inc.	6,817	882
Pall Corp.	8,681	875
CH Robinson Worldwide Inc.	11,623	864
Republic Services Inc. Class A	20,871	854
* Waters Corp.	6,710	808
Expeditors International of Washington Inc.	15,556	751
Wabtec Corp.	7,644	725
* Mettler-Toledo International Inc.	2,297	722
* United Rentals Inc.	7,628	710
Alaska Air Group Inc.	10,831	689
Snap-on Inc.	4,575	674
Robert Half International Inc.	10,827	671
Flowserve Corp.	10,790	670
Towers Watson & Co. Class A	5,079	668
Cintas Corp.	7,952	664
Fluor Corp.	10,793	626
* IHS Inc. Class A	5,314	625
JB Hunt Transport Services Inc.	7,286	623
Huntington Ingalls Industries Inc.	3,885	549
ADT Corp.	13,740	539
* Trimble Navigation Ltd.	20,388	533
Hubbell Inc. Class B	4,670	531
* B/E Aerospace Inc.	8,304	528
Xylem Inc.	14,442	516
* CoStar Group Inc.	2,586	515
ManpowerGroup Inc.	6,252	503
IDEX Corp.	6,422	496
* Keysight Technologies Inc.	13,137	493
* Middleby Corp.	4,541	484
* Quanta Services Inc.	16,781	483
* Spirit AeroSystems Holdings Inc. Class A	9,525	469
Carlisle Cos. Inc.	5,005	466
Waste Connections Inc.	9,805	461
* Jacobs Engineering Group Inc.	10,352	459
* Spirit Airlines Inc.	5,745	447
Lincoln Electric Holdings Inc.	6,349	438
Allegion plc	7,534	435
* Genesee & Wyoming Inc. Class A	4,112	424
Donaldson Co. Inc.	11,245	416
Trinity Industries Inc.	12,179	409
* Colfax Corp.	7,575	399

13

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
Avery Dennison Corp.	7,413	397
Ryder System Inc.	4,214	396
Nordson Corp.	5,082	391
* Old Dominion Freight Line Inc.	4,981	389
AO Smith Corp.	5,848	369
Pitney Bowes Inc.	15,859	367
AGCO Corp.	7,376	367
Exelis Inc.	14,949	362
Chicago Bridge & Iron Co. NV	7,796	360
* Zebra Technologies Corp.	3,911	356
Graco Inc.	4,688	355
FLIR Systems Inc.	10,952	354
* Kirby Corp.	4,563	352
* AECOM	11,686	351
Joy Global Inc.	7,873	349
Allison Transmission Holdings Inc.	10,531	335
* Copart Inc.	8,870	332
* Orbital ATK Inc.	4,722	313
Toro Co.	4,488	304
Air Lease Corp. Class A	7,893	302
Copa Holdings SA Class A	2,615	298
RR Donnelley & Sons Co.	15,583	297
ITT Corp.	7,220	296
Oshkosh Corp.	6,053	295
SPX Corp.	3,248	289
Regal-Beloit Corp.	3,629	283
MSC Industrial Direct Co. Inc. Class A	3,811	278
* Genpact Ltd.	12,320	274
Babcock & Wilcox Co.	8,738	271
* Clean Harbors Inc.	4,801	267
Crane Co.	3,761	251
Landstar System Inc.	3,514	247
* HD Supply Holdings Inc.	8,341	246
* WESCO International Inc.	3,506	243
National Instruments Corp.	7,796	243
Triumph Group Inc.	4,032	241
Terex Corp.	8,708	239
Manitowoc Co. Inc.	10,643	235
GATX Corp.	3,556	221
Kennametal Inc.	6,248	219
Lexmark International Inc. Class A	4,870	208
Con-way Inc.	4,356	192
KBR Inc.	11,563	188
Covanta Holding Corp.	8,550	185
Booz Allen Hamilton Holding Corp. Class A	5,652	168
Rollins Inc.	4,842	162
* KLX Inc.	4,002	160
Teekay Corp.	3,515	155
* Navistar International Corp.	4,151	121
Tidewater Inc.	3,963	112
* Vectrus Inc.	744	24
		189,143
Technology (16.6%)
Apple Inc.	474,515	60,956
Microsoft Corp.	650,050	28,505
Intel Corp.	391,346	13,012
* Google Inc. Class C	22,328	12,468
* Google Inc. Class A	22,066	12,415
* Facebook Inc. Class A	155,212	12,257
International Business Machines Corp.	74,413	12,050
Cisco Systems Inc.	402,722	11,884
Oracle Corp.	258,242	11,316
QUALCOMM Inc.	132,686	9,621
Hewlett-Packard Co.	148,958	5,190

14

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
Texas Instruments Inc.	84,798	4,986
EMC Corp.	160,989	4,659
* salesforce.com inc	48,208	3,345
* Yahoo! Inc.	74,386	3,294
* Adobe Systems Inc.	39,148	3,097
* Cognizant Technology Solutions Corp. Class A	47,771	2,985
* Micron Technology Inc.	84,034	2,577
Corning Inc.	102,716	2,506
Avago Technologies Ltd. Class A	19,637	2,506
Applied Materials Inc.	95,554	2,394
* LinkedIn Corp. Class A	8,196	2,190
Intuit Inc.	22,310	2,178
* Twitter Inc.	40,503	1,947
Broadcom Corp. Class A	42,027	1,901
Western Digital Corp.	17,531	1,875
Analog Devices Inc.	24,670	1,444
* Electronic Arts Inc.	24,733	1,414
Amphenol Corp. Class A	24,750	1,397
Symantec Corp.	54,301	1,366
Skyworks Solutions Inc.	14,918	1,309
* SBA Communications Corp. Class A	10,097	1,259
SanDisk Corp.	15,543	1,242
* Autodesk Inc.	17,905	1,150
Motorola Solutions Inc.	15,731	1,069
Lam Research Corp.	12,682	1,046
* Red Hat Inc.	14,818	1,024
* Akamai Technologies Inc.	14,001	973
NVIDIA Corp.	43,808	966
NetApp Inc.	24,527	948
* Equinix Inc.	4,179	937
Altera Corp.	24,721	915
Activision Blizzard Inc.	38,965	909
Xilinx Inc.	21,085	893
Linear Technology Corp.	18,496	891
* ServiceNow Inc.	11,422	871
KLA-Tencor Corp.	13,040	847
CA Inc.	25,159	818
* Citrix Systems Inc.	12,816	816
Microchip Technology Inc.	15,824	811
Computer Sciences Corp.	11,320	803
Maxim Integrated Products Inc.	22,238	765
Juniper Networks Inc.	30,131	720
* F5 Networks Inc.	5,971	705
Amdocs Ltd.	12,524	658
Harris Corp.	8,362	650
* Workday Inc. Class A	7,434	636
* Splunk Inc.	9,348	629
* ANSYS Inc.	7,300	628
* Palo Alto Networks Inc.	4,360	620
CDK Global Inc.	12,646	592
* VMware Inc. Class A	6,953	592
* Gartner Inc.	7,083	589
* Synopsys Inc.	12,172	565
* VeriSign Inc.	8,659	554
* Teradata Corp.	12,382	551
Marvell Technology Group Ltd.	31,623	510
Avnet Inc.	10,959	502
* Arrow Electronics Inc.	7,914	490
* SunEdison Inc.	21,086	467
* Rackspace Hosting Inc.	9,128	453
* ON Semiconductor Corp.	34,661	442
Brocade Communications Systems Inc.	34,223	424
* Cadence Design Systems Inc.	22,737	417
IAC/InterActiveCorp	5,803	391

15

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 28, 2015

			Market
			Value
		Shares	($000)
*	NCR Corp.	13,002	382
*	Informatica Corp.	8,700	374
*	Fortinet Inc.	10,844	365
*	Cree Inc.	9,195	361
	Jabil Circuit Inc.	16,056	353
*	PTC Inc.	9,346	324
*	NetSuite Inc.	3,237	312
	Teradyne Inc.	16,121	311
*	Groupon Inc. Class A	37,833	310
*	VeriFone Systems Inc.	8,743	308
*	Freescale Semiconductor Ltd.	8,305	300
*	FireEye Inc.	6,765	300
	Solera Holdings Inc.	5,370	299
*	Ingram Micro Inc.	12,006	297
*	Nuance Communications Inc.	20,642	295
*	ARRIS Group Inc.	9,808	288
*	Tableau Software Inc. Class A	3,004	282
*	Atmel Corp.	33,045	276
*	SolarWinds Inc.	5,198	264
*	Riverbed Technology Inc.	12,494	262
*,^	3D Systems Corp.	8,464	258
	CDW Corp.	6,845	258
*	IPG Photonics Corp.	2,622	251
*	JDS Uniphase Corp.	18,235	251
	DST Systems Inc.	2,351	250
*	AOL Inc.	6,146	249
*	Stratasys Ltd.	3,971	246
	Leidos Holdings Inc.	5,136	231
*	Yelp Inc. Class A	3,913	188
*	EchoStar Corp. Class A	3,307	180
*	Rovi Corp.	7,217	180
	Diebold Inc.	4,930	176
*	Tech Data Corp.	2,957	176
*	IMS Health Holdings Inc.	5,682	150
*	CommScope Holding Co. Inc.	4,731	149
	Dolby Laboratories Inc. Class A	3,631	147
	Vishay Intertechnology Inc.	10,288	147
*	Advanced Micro Devices Inc.	46,671	145
*	Zynga Inc. Class A	54,604	126
*	Knowles Corp.	6,460	124
	Sabre Corp.	3,650	79
	AVX Corp.	3,665	52
*,^	Arista Networks Inc.	524	36
			282,094
Utilities (5.1%)
	Verizon Communications Inc.	325,556	16,099
	AT&T Inc.	408,051	14,102
	Duke Energy Corp.	55,518	4,361
	NextEra Energy Inc.	34,239	3,542
	Dominion Resources Inc.	45,668	3,292
	Southern Co.	70,036	3,207
	Exelon Corp.	67,427	2,287
	American Electric Power Co. Inc.	38,387	2,210
	Sempra Energy	19,306	2,089
	PG&E Corp.	36,547	1,964
	PPL Corp.	52,189	1,780
	CenturyLink Inc.	44,987	1,703
	Public Service Enterprise Group Inc.	39,718	1,671
	Edison International	25,663	1,649
	Consolidated Edison Inc.	23,009	1,453
	Xcel Energy Inc.	39,434	1,391
	Eversource Energy	24,817	1,284
*	Level 3 Communications Inc.	21,811	1,175
	FirstEnergy Corp.	33,053	1,156

16

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 28, 2015

					Market
					Value
				Shares	($000)
	DTE Energy Co.			13,982	1,147
	Entergy Corp.			14,082	1,120
	NiSource Inc.			24,798	1,064
	Wisconsin Energy Corp.			17,791	907
	Ameren Corp.			19,100	810
	American Water Works Co. Inc.			13,995	757
	AES Corp.			57,033	740
	CMS Energy Corp.			21,017	738
	CenterPoint Energy Inc.			33,513	697
*	T-Mobile US Inc.			20,713	684
*	Calpine Corp.			30,643	650
	SCANA Corp.			11,201	638
	NRG Energy Inc.			26,510	636
	Frontier Communications Corp.			78,877	629
	Pinnacle West Capital Corp.			8,729	559
	Alliant Energy Corp.			8,715	554
	Pepco Holdings Inc.			19,791	537
	OGE Energy Corp.			15,710	511
	ITC Holdings Corp.			12,454	482
	Integrys Energy Group Inc.			6,362	475
	AGL Resources Inc.			9,447	464
	UGI Corp.			13,585	462
	National Fuel Gas Co.			6,543	421
	Atmos Energy Corp.			7,817	415
	Westar Energy Inc. Class A			10,161	395
	Windstream Holdings Inc.			47,332	373
	Aqua America Inc.			13,961	369
	TECO Energy Inc.			18,325	360
	MDU Resources Group Inc.			15,081	336
	Questar Corp.			13,683	320
	Great Plains Energy Inc.			11,895	316
*	Sprint Corp.			56,106	287
	Vectren Corp.			6,400	286
	Hawaiian Electric Industries Inc.			7,824	259
	Telephone & Data Systems Inc.			6,792	173
*	Zayo Group Holdings Inc.			1,830	54
*	United States Cellular Corp.			950	36
					86,076
Total Common Stocks (Cost $1,348,415)					1,689,256

		Coupon
Temporary Cash Investments (0.6%)[1]
Money Market Fund (0.5%)
2,3	Vanguard Market Liquidity Fund	0.134%		8,446,174	8,446

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
4,6	Federal Home Loan Bank Discount Notes	0.063%	4/29/15	200	200
5,6	Freddie Mac Discount Notes	0.118%	7/31/15	600	600
					800
Total Temporary Cash Investments (Cost $9,246)					9,246
Total Investments (99.8%) (Cost $1,357,661)					1,698,502
Other Assets and Liabilities—Net (0.2%)[3]					4,074
Net Assets (100%)					1,702,576

17

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 28, 2015

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $160,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and -0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $165,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Securities with a value of $800,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

18

Vanguard® Russell 1000 Value Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
Common Stocks (99.7%)[1]
Consumer Discretionary (8.0%)
Wal-Mart Stores Inc.	218,374	18,328
Time Warner Inc.	126,863	10,385
Ford Motor Co.	592,022	9,674
General Motors Co.	244,521	9,123
Target Corp.	86,901	6,677
Walt Disney Co.	42,696	4,444
Johnson Controls Inc.	74,200	3,770
Carnival Corp.	64,835	2,852
Twenty-First Century Fox Inc. Class A	76,677	2,684
Whirlpool Corp.	10,727	2,274
Kohl's Corp.	30,098	2,221
L Brands Inc.	23,929	2,198
Royal Caribbean Cruises Ltd.	25,224	1,928
* TRW Automotive Holdings Corp.	16,991	1,771
* Mohawk Industries Inc.	9,343	1,722
Staples Inc.	98,515	1,652
Comcast Corp. Class A	22,402	1,330
PulteGroup Inc.	57,791	1,304
* News Corp. Class A	75,320	1,301
Lennar Corp. Class A	25,496	1,280
Gannett Co. Inc.	34,622	1,226
DR Horton Inc.	44,710	1,221
Starwood Hotels & Resorts Worldwide Inc.	15,167	1,218
Darden Restaurants Inc.	19,016	1,217
* Bed Bath & Beyond Inc.	16,230	1,212
Best Buy Co. Inc.	30,604	1,166
* MGM Resorts International	51,988	1,130
* Liberty Media Corp.	28,969	1,118
* Liberty Interactive Corp. Class A	37,491	1,107
* Jarden Corp.	20,271	1,076
Foot Locker Inc.	19,095	1,073
* Toll Brothers Inc.	27,246	1,044
Garmin Ltd.	18,721	929
Mattel Inc.	33,207	874
Macy's Inc.	12,792	815
* Dollar General Corp.	11,181	812
* Madison Square Garden Co. Class A	9,404	737
* CarMax Inc.	10,482	703
* Visteon Corp.	6,886	692
Fortune Brands Home & Security Inc.	14,752	683
Newell Rubbermaid Inc.	17,068	671
International Game Technology	37,504	669
Dick's Sporting Goods Inc.	12,211	661
Comcast Corp.	11,200	660
* DISH Network Corp. Class A	8,709	654
Costco Wholesale Corp.	3,977	584
* Outfront Media Inc.	19,466	583
GameStop Corp. Class A	15,714	581
* Liberty Media Corp. Class A	14,831	572
Graham Holdings Co. Class B	543	536
Nielsen NV	11,034	499
Leggett & Platt Inc.	10,911	492
Wendy's Co.	43,047	477
* Liberty Broadband Corp.	9,148	476
KAR Auction Services Inc.	13,034	475
Signet Jewelers Ltd.	3,906	468
John Wiley & Sons Inc. Class A	6,946	449
DSW Inc. Class A	11,817	445
* Vista Outdoor Inc.	9,774	427
CBS Corp. Class B	7,072	418
* JC Penney Co. Inc.	47,920	407

19

Vanguard® Russell 1000 Value Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
* Apollo Education Group Inc.	14,461	400
* Cabela's Inc.	6,983	380
* Hyatt Hotels Corp. Class A	6,235	377
DeVry Education Group Inc.	9,662	353
Avon Products Inc.	40,478	344
Marriott International Inc. Class A	4,136	344
Ralph Lauren Corp. Class A	2,310	317
Gentex Corp.	17,690	312
Choice Hotels International Inc.	4,764	302
* Live Nation Entertainment Inc.	10,849	278
* Murphy USA Inc.	3,836	272
Big Lots Inc.	5,601	267
* Ascena Retail Group Inc.	19,890	267
Lear Corp.	2,348	256
* DreamWorks Animation SKG Inc. Class A	11,556	247
Aaron's Inc.	8,091	241
Abercrombie & Fitch Co.	9,523	236
Regal Entertainment Group Class A	9,899	234
Chico's FAS Inc.	12,459	227
* Sally Beauty Holdings Inc.	6,050	203
Service Corp. International	7,538	187
* Liberty Broadband Corp. Class A	3,487	181
Hasbro Inc.	2,794	174
* AMERCO	524	171
Penske Automotive Group Inc.	3,413	168
PVH Corp.	1,574	168
* Urban Outfitters Inc.	4,287	167
Dillard's Inc. Class A	1,159	151
Genuine Parts Co.	1,504	145
* Taylor Morrison Home Corp. Class A	4,703	91
CST Brands Inc.	1,779	74
* ServiceMaster Global Holdings Inc.	1,992	69
Family Dollar Stores Inc.	785	62
Coty Inc. Class A	2,539	57
* Starz	1,688	56
* Norwegian Cruise Line Holdings Ltd.	1,031	51
* GoPro Inc. Class A	1,049	44
* Michaels Cos. Inc.	1,473	42
Clear Channel Outdoor Holdings Inc. Class A	3,259	32
* HomeAway Inc.	1,012	31
* Sears Holdings Corp.	831	31
Aramark	769	24
		126,208
Consumer Staples (6.0%)
Procter & Gamble Co.	389,468	33,155
CVS Health Corp.	153,151	15,908
Mondelez International Inc. Class A	257,991	9,529
Philip Morris International Inc.	99,057	8,218
Archer-Daniels-Midland Co.	90,210	4,319
Walgreens Boots Alliance Inc.	36,181	3,006
ConAgra Foods Inc.	64,578	2,259
Sysco Corp.	55,433	2,161
JM Smucker Co.	15,874	1,831
Bunge Ltd.	22,373	1,830
Whole Foods Market Inc.	31,547	1,782
Tyson Foods Inc. Class A	41,392	1,710
Molson Coors Brewing Co. Class B	20,782	1,577
Energizer Holdings Inc.	9,481	1,269
Kimberly-Clark Corp.	9,876	1,083
Colgate-Palmolive Co.	14,988	1,061
Altria Group Inc.	16,160	910
Reynolds American Inc.	11,474	868
Ingredion Inc.	9,570	787
Campbell Soup Co.	9,070	423

20

Vanguard® Russell 1000 Value Index Fund
Schedule of Investments
February 28, 2015

			Market
			Value
		Shares	($000)
*	Rite Aid Corp.	50,650	404
	Clorox Co.	3,396	369
	Pinnacle Foods Inc.	8,321	302
	Kellogg Co.	3,447	222
	Pilgrim's Pride Corp.	7,921	217
*	Constellation Brands Inc. Class A	1,659	190
*	Hain Celestial Group Inc.	1,216	76
			95,466
Energy (11.1%)
	Exxon Mobil Corp.	655,376	58,027
	Chevron Corp.	290,545	30,995
	ConocoPhillips	187,166	12,203
	Occidental Petroleum Corp.	119,758	9,327
	Kinder Morgan Inc.	149,888	6,147
	Anadarko Petroleum Corp.	71,419	6,016
	Phillips 66	50,874	3,992
	Apache Corp.	58,771	3,869
	Devon Energy Corp.	62,347	3,840
	Valero Energy Corp.	61,956	3,822
	Baker Hughes Inc.	61,110	3,820
	Spectra Energy Corp.	102,092	3,623
	National Oilwell Varco Inc.	59,906	3,256
	Hess Corp.	42,445	3,187
	Marathon Oil Corp.	103,232	2,876
	Murphy Oil Corp.	27,422	1,395
	Cimarex Energy Co.	11,748	1,288
	CONSOL Energy Inc.	35,326	1,137
	HollyFrontier Corp.	24,624	1,083
	Chesapeake Energy Corp.	62,413	1,041
	Marathon Petroleum Corp.	9,863	1,036
	Tesoro Corp.	11,270	1,035
	Noble Energy Inc.	16,002	756
	Energen Corp.	11,090	717
*	Newfield Exploration Co.	21,121	698
*	First Solar Inc.	11,200	669
	ONEOK Inc.	14,620	647
*	Whiting Petroleum Corp.	16,033	542
	QEP Resources Inc.	24,568	528
	Nabors Industries Ltd.	40,937	524
*	Cameron International Corp.	10,637	501
	Superior Energy Services Inc.	21,958	491
	World Fuel Services Corp.	8,763	480
	Denbury Resources Inc.	52,762	443
	Seadrill Ltd.	37,902	437
	Rowan Cos. plc Class A	18,635	403
*	California Resources Corp.	47,141	338
	Helmerich & Payne Inc.	4,875	327
*	WPX Energy Inc.	30,158	325
*,^	NOW Inc.	15,186	323
	Peabody Energy Corp.	40,635	321
*	Oil States International Inc.	7,255	315
	Diamond Offshore Drilling Inc.	10,113	308
*	Ultra Petroleum Corp.	16,122	262
	Golar LNG Ltd.	7,487	232
	Atwood Oceanics Inc.	7,284	226
	PBF Energy Inc. Class A	6,897	215
*	Unit Corp.	6,680	204
*	SunPower Corp. Class A	5,996	196
	Patterson-UTI Energy Inc.	10,143	190
	EQT Corp.	2,179	174
*	SandRidge Energy Inc.	70,827	125
*	Gulfport Energy Corp.	2,400	110
	Frank's International NV	4,373	78
*	Memorial Resource Development Corp.	3,353	69

21

Vanguard® Russell 1000 Value Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
CVR Energy Inc.	1,326	56
* EP Energy Corp. Class A	4,841	54
* Cobalt International Energy Inc.	4,712	48
* Seventy Seven Energy Inc.	4,172	20
* Laredo Petroleum Inc.	1,470	18
* Rice Energy Inc.	414	8
		175,393
Financial Services (29.7%)
* Berkshire Hathaway Inc. Class B	279,372	41,182
Wells Fargo & Co.	728,770	39,929
JPMorgan Chase & Co.	577,567	35,393
Bank of America Corp.	1,604,720	25,371
Citigroup Inc.	463,598	24,302
Goldman Sachs Group Inc.	68,204	12,944
US Bancorp	262,232	11,698
American International Group Inc.	209,400	11,586
Morgan Stanley	234,054	8,377
PNC Financial Services Group Inc.	81,489	7,494
MetLife Inc.	142,572	7,247
Capital One Financial Corp.	87,170	6,861
Bank of New York Mellon Corp.	173,854	6,805
ACE Ltd.	51,555	5,878
Prudential Financial Inc.	70,116	5,669
Travelers Cos. Inc.	48,949	5,259
State Street Corp.	65,641	4,887
Allstate Corp.	66,296	4,681
CME Group Inc.	48,575	4,660
BlackRock Inc.	12,031	4,469
Discover Financial Services	71,154	4,339
Aflac Inc.	69,340	4,316
Equity Residential	55,051	4,241
Charles Schwab Corp.	143,303	4,205
BB&T Corp.	109,672	4,173
Chubb Corp.	37,186	3,735
AvalonBay Communities Inc.	19,790	3,331
SunTrust Banks Inc.	81,233	3,331
Prologis Inc.	76,104	3,250
HCP Inc.	69,975	2,964
Boston Properties Inc.	20,638	2,836
Hartford Financial Services Group Inc.	64,664	2,649
Fidelity National Information Services Inc.	38,480	2,601
Weyerhaeuser Co.	71,890	2,524
Northern Trust Corp.	36,009	2,515
Fifth Third Bancorp	129,794	2,513
Ameriprise Financial Inc.	18,744	2,505
General Growth Properties Inc.	86,313	2,504
Vornado Realty Trust	22,209	2,444
M&T Bank Corp.	20,084	2,430
Host Hotels & Resorts Inc.	115,559	2,427
Progressive Corp.	90,253	2,405
Intercontinental Exchange Inc.	10,107	2,379
Lincoln National Corp.	40,498	2,334
Principal Financial Group Inc.	44,838	2,294
Simon Property Group Inc.	11,992	2,283
Invesco Ltd.	55,715	2,244
Thomson Reuters Corp.	54,250	2,130
Essex Property Trust Inc.	9,526	2,119
Ventas Inc.	28,162	2,097
Loews Corp.	49,755	2,040
Regions Financial Corp.	211,191	2,030
Macerich Co.	24,108	2,017
KeyCorp	134,126	1,868
SL Green Realty Corp.	14,491	1,839
Health Care REIT Inc.	23,262	1,794

22

Vanguard® Russell 1000 Value Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
Realty Income Corp.	33,994	1,702
Kimco Realty Corp.	62,345	1,638
* Markel Corp.	2,140	1,595
Marsh & McLennan Cos. Inc.	27,603	1,570
FNF Group	42,102	1,546
Annaly Capital Management Inc.	143,713	1,526
XL Group plc Class A	38,638	1,399
Huntington Bancshares Inc.	125,374	1,372
American Realty Capital Properties Inc.	139,707	1,371
Digital Realty Trust Inc.	20,530	1,363
Unum Group	39,329	1,320
Cincinnati Financial Corp.	24,851	1,311
Navient Corp.	60,846	1,302
CIT Group Inc.	27,989	1,294
Comerica Inc.	27,486	1,258
Everest Re Group Ltd.	6,965	1,236
UDR Inc.	38,070	1,216
First Republic Bank	21,206	1,209
* Alleghany Corp.	2,515	1,188
American Capital Agency Corp.	53,943	1,156
* Arch Capital Group Ltd.	19,398	1,148
* E*TRADE Financial Corp.	44,031	1,146
New York Community Bancorp Inc.	67,726	1,125
Leucadia National Corp.	47,028	1,116
Raymond James Financial Inc.	19,276	1,101
Torchmark Corp.	20,117	1,071
Duke Realty Corp.	50,075	1,070
Aon plc	10,633	1,067
WP Carey Inc.	15,349	1,053
Alexandria Real Estate Equities Inc.	10,896	1,045
Kilroy Realty Corp.	13,120	970
Camden Property Trust	12,944	942
Voya Financial Inc.	21,093	932
Regency Centers Corp.	13,917	913
NASDAQ OMX Group Inc.	18,058	906
East West Bancorp Inc.	21,950	877
PartnerRe Ltd.	7,610	871
DDR Corp.	45,978	871
HCC Insurance Holdings Inc.	15,408	861
* SVB Financial Group	6,952	854
Liberty Property Trust	22,251	828
Zions Bancorporation	30,784	823
Axis Capital Holdings Ltd.	15,799	819
Mid-America Apartment Communities Inc.	11,263	816
Starwood Property Trust Inc.	33,339	813
Equifax Inc.	8,679	810
Senior Housing Properties Trust	35,920	803
National Retail Properties Inc.	19,814	797
Jones Lang LaSalle Inc.	4,910	792
Hudson City Bancorp Inc.	80,295	784
WR Berkley Corp.	15,298	764
Spirit Realty Capital Inc.	60,155	737
People's United Financial Inc.	47,727	722
PacWest Bancorp	15,492	710
Hospitality Properties Trust	22,938	707
Corrections Corp. of America	17,688	706
Assured Guaranty Ltd.	25,910	687
BioMed Realty Trust Inc.	30,781	685
Reinsurance Group of America Inc. Class A	7,565	676
Weingarten Realty Investors	18,636	675
Assurant Inc.	10,962	672
American Campus Communities Inc.	16,080	664
City National Corp.	7,195	650
White Mountains Insurance Group Ltd.	952	635

23

Vanguard® Russell 1000 Value Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
Douglas Emmett Inc.	21,871	631
* Forest City Enterprises Inc. Class A	24,796	626
Old Republic International Corp.	40,441	613
Allied World Assurance Co. Holdings AG	15,100	611
Plum Creek Timber Co. Inc.	14,025	609
Synovus Financial Corp.	21,511	602
Citizens Financial Group Inc.	24,087	598
Franklin Resources Inc.	11,067	596
RenaissanceRe Holdings Ltd.	5,757	590
Home Properties Inc.	8,802	588
* Realogy Holdings Corp.	12,776	588
American Financial Group Inc.	9,254	583
Two Harbors Investment Corp.	55,749	582
* Genworth Financial Inc. Class A	74,736	579
Omega Healthcare Investors Inc.	14,307	573
Retail Properties of America Inc.	36,110	572
MSCI Inc. Class A	10,063	565
* Popular Inc.	16,247	561
Brown & Brown Inc.	17,418	560
Legg Mason Inc.	9,728	557
NorthStar Realty Finance Corp.	28,934	556
Cullen/Frost Bankers Inc.	8,109	550
Commerce Bancshares Inc.	13,061	542
NorthStar Asset Management Group Inc.	22,306	541
* Equity Commonwealth	20,115	532
Validus Holdings Ltd.	12,756	531
BankUnited Inc.	15,839	513
CBL & Associates Properties Inc.	25,637	513
First Horizon National Corp.	35,904	513
Chimera Investment Corp.	157,009	504
Dun & Bradstreet Corp.	3,739	495
First Niagara Financial Group Inc.	55,016	487
Hanover Insurance Group Inc.	6,868	482
Federal Realty Investment Trust	3,381	480
Healthcare Trust of America Inc. Class A	16,861	468
Rayonier Inc.	17,061	468
Post Properties Inc.	8,206	467
* CoreLogic Inc.	13,983	466
* Howard Hughes Corp.	3,078	461
Aspen Insurance Holdings Ltd.	9,904	454
Endurance Specialty Holdings Ltd.	7,057	449
MFA Financial Inc.	56,006	446
Brandywine Realty Trust	28,105	445
StanCorp Financial Group Inc.	6,733	445
Corporate Office Properties Trust	14,600	429
Columbia Property Trust Inc.	16,514	428
Piedmont Office Realty Trust Inc. Class A	23,163	425
Associated Banc-Corp	22,604	421
* WP GLIMCHER Inc.	24,086	417
Bank of Hawaii Corp.	6,918	417
ProAssurance Corp.	9,174	413
SLM Corp.	43,221	409
* Paramount Group Inc.	21,390	393
TCF Financial Corp.	24,707	388
American Homes 4 Rent Class A	22,857	381
Gaming and Leisure Properties Inc.	11,044	374
Apartment Investment & Management Co.	9,811	370
Fulton Financial Corp.	29,527	357
Public Storage	1,638	323
Santander Consumer USA Holdings Inc.	12,504	282
Interactive Brokers Group Inc.	8,521	272
* Urban Edge Properties	11,004	263
BOK Financial Corp.	4,165	246
Total System Services Inc.	6,211	237

24

Vanguard® Russell 1000 Value Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
Mercury General Corp.	4,122	225
Brixmor Property Group Inc.	8,253	210
* FNFV Group	13,366	199
* MBIA Inc.	20,678	186
Equity LifeStyle Properties Inc.	3,333	180
Tanger Factory Outlet Centers Inc.	4,916	174
TD Ameritrade Holding Corp.	4,783	173
TFS Financial Corp.	12,282	173
* Synchrony Financial	5,201	166
CNA Financial Corp.	3,851	161
Federated Investors Inc. Class B	4,186	138
American National Insurance Co.	1,155	121
* Iron Mountain Inc.	3,272	120
* Ally Financial Inc.	4,101	85
* Signature Bank	647	80
Arthur J Gallagher & Co.	1,246	59
SEI Investments Co.	1,310	56
Taubman Centers Inc.	536	39
* Nationstar Mortgage Holdings Inc.	231	6
		471,072
Health Care (14.3%)
Johnson & Johnson	363,942	37,308
Pfizer Inc.	973,370	33,406
Merck & Co. Inc.	383,567	22,454
UnitedHealth Group Inc.	149,527	16,991
* Medtronic plc	218,272	16,936
Abbott Laboratories	228,934	10,845
Eli Lilly & Co.	150,005	10,526
Bristol-Myers Squibb Co.	162,447	9,896
* Anthem Inc.	42,717	6,256
Thermo Fisher Scientific Inc.	36,311	4,720
Cigna Corp.	37,803	4,598
Cardinal Health Inc.	47,692	4,196
Humana Inc.	23,676	3,892
Aetna Inc.	38,379	3,821
* HCA Holdings Inc.	45,177	3,232
* Boston Scientific Corp.	181,990	3,076
Zimmer Holdings Inc.	23,766	2,861
Perrigo Co. plc	16,716	2,582
* Hospira Inc.	25,435	2,227
Stryker Corp.	20,743	1,965
* CareFusion Corp.	31,686	1,904
Agilent Technologies Inc.	43,684	1,844
Quest Diagnostics Inc.	21,884	1,535
* DaVita HealthCare Partners Inc.	17,930	1,338
* Express Scripts Holding Co.	15,078	1,278
Universal Health Services Inc. Class B	10,512	1,191
Omnicare Inc.	15,217	1,168
St. Jude Medical Inc.	15,589	1,039
* Laboratory Corp. of America Holdings	8,096	996
Amgen Inc.	5,974	942
* QIAGEN NV	35,295	892
* Community Health Systems Inc.	17,658	857
* Hologic Inc.	24,652	798
DENTSPLY International Inc.	14,761	782
Teleflex Inc.	6,423	782
* Health Net Inc.	12,426	713
* VCA Inc.	13,343	711
PerkinElmer Inc.	14,299	672
Patterson Cos. Inc.	11,705	586
* Alere Inc.	12,879	586
* Mallinckrodt plc	4,836	564
* LifePoint Hospitals Inc.	6,625	477
Hill-Rom Holdings Inc.	8,324	399

25

Vanguard® Russell 1000 Value Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
* Bio-Rad Laboratories Inc. Class A	3,104	395
* MEDNAX Inc.	5,425	388
* Charles River Laboratories International Inc.	4,070	312
* Sirona Dental Systems Inc.	3,392	308
Cooper Cos. Inc.	1,826	299
* Quintiles Transnational Holdings Inc.	4,361	283
Bio-Techne Corp.	2,847	278
* Alkermes plc	3,000	211
* Intuitive Surgical Inc.	409	204
* Allscripts Healthcare Solutions Inc.	16,147	194
* Alnylam Pharmaceuticals Inc.	1,855	188
* Halyard Health Inc.	1,203	55
* VWR Corp.	2,043	50
* Myriad Genetics Inc.	1,328	45
		227,052
Materials & Processing (3.4%)
Dow Chemical Co.	154,162	7,591
Air Products & Chemicals Inc.	32,392	5,058
Freeport-McMoRan Inc.	158,154	3,421
International Paper Co.	55,917	3,154
Mosaic Co.	51,085	2,721
Alcoa Inc.	179,149	2,650
Ingersoll-Rand plc	37,769	2,538
Nucor Corp.	48,601	2,286
CF Industries Holdings Inc.	7,307	2,238
Newmont Mining Corp.	75,713	1,993
Vulcan Materials Co.	20,080	1,667
Rock-Tenn Co. Class A	21,946	1,506
Sigma-Aldrich Corp.	9,886	1,365
MeadWestvaco Corp.	25,460	1,351
Ashland Inc.	10,578	1,350
Celanese Corp. Class A	21,745	1,242
Bemis Co. Inc.	15,365	750
Owens Corning	18,282	725
Sonoco Products Co.	15,330	718
Royal Gold Inc.	9,930	716
Albemarle Corp.	12,402	702
Reliance Steel & Aluminum Co.	12,139	692
Steel Dynamics Inc.	36,585	666
EI du Pont de Nemours & Co.	7,916	616
Allegheny Technologies Inc.	16,689	562
United States Steel Corp.	21,860	523
AptarGroup Inc.	7,880	519
Cytec Industries Inc.	9,792	514
Timken Co.	11,876	504
Domtar Corp.	9,578	433
Valmont Industries Inc.	3,430	427
Cabot Corp.	9,260	418
Carpenter Technology Corp.	7,342	311
* Owens-Illinois Inc.	10,118	265
Greif Inc. Class A	4,641	204
Huntsman Corp.	8,661	194
* WR Grace & Co.	1,708	169
TimkenSteel Corp.	5,483	165
Cliffs Natural Resources Inc.	22,357	153
Eastman Chemical Co.	1,949	145
Tahoe Resources Inc.	9,934	139
* MRC Global Inc.	8,098	104
* Axalta Coating Systems Ltd.	3,620	103
Rayonier Advanced Materials Inc.	5,352	99
RPM International Inc.	1,724	87
Westlake Chemical Corp.	1,078	72

26

Vanguard® Russell 1000 Value Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
* Veritiv Corp.	1,020	52
		53,878
Producer Durables (10.1%)
General Electric Co.	1,530,247	39,771
United Technologies Corp.	124,135	15,133
General Dynamics Corp.	46,611	6,469
Caterpillar Inc.	75,124	6,228
Danaher Corp.	70,831	6,182
Delta Air Lines Inc.	122,735	5,464
CSX Corp.	153,085	5,252
Raytheon Co.	47,758	5,195
Eaton Corp. plc	72,752	5,166
Northrop Grumman Corp.	30,878	5,117
FedEx Corp.	25,794	4,565
Norfolk Southern Corp.	37,118	4,052
Deere & Co.	40,806	3,697
Waste Management Inc.	63,562	3,463
Xerox Corp.	177,807	2,427
Stanley Black & Decker Inc.	21,171	2,082
Textron Inc.	42,533	1,885
Pentair plc	27,459	1,825
L-3 Communications Holdings Inc.	13,123	1,699
Republic Services Inc. Class A	40,674	1,664
Emerson Electric Co.	27,153	1,573
Roper Industries Inc.	8,269	1,386
Towers Watson & Co. Class A	9,985	1,313
Parker-Hannifin Corp.	10,662	1,308
Snap-on Inc.	7,719	1,136
ADT Corp.	26,819	1,052
ManpowerGroup Inc.	12,220	983
Carlisle Cos. Inc.	9,842	916
* Jacobs Engineering Group Inc.	20,096	891
Hubbell Inc. Class B	7,489	852
* Keysight Technologies Inc.	21,437	805
Ryder System Inc.	8,250	775
* Quanta Services Inc.	25,000	720
Exelis Inc.	29,102	704
AGCO Corp.	14,146	704
* AECOM	23,254	699
Joy Global Inc.	15,491	687
* Orbital ATK Inc.	8,863	587
Oshkosh Corp.	11,690	570
Air Lease Corp. Class A	14,699	562
Lincoln Electric Holdings Inc.	8,139	562
SPX Corp.	6,290	561
Regal-Beloit Corp.	7,079	552
RR Donnelley & Sons Co.	27,751	529
Babcock & Wilcox Co.	16,950	526
Avery Dennison Corp.	9,574	513
Southwest Airlines Co.	11,731	507
Fluor Corp.	8,688	504
* Genpact Ltd.	22,119	492
* WESCO International Inc.	6,975	484
Dover Corp.	6,712	484
Terex Corp.	16,827	461
* Genesee & Wyoming Inc. Class A	4,456	459
Kansas City Southern	3,925	455
ITT Corp.	10,944	449
Kennametal Inc.	12,367	433
GATX Corp.	6,946	432
Lexmark International Inc. Class A	9,652	412
AO Smith Corp.	6,474	408
Pitney Bowes Inc.	17,121	397
Con-way Inc.	8,953	395

27

Vanguard® Russell 1000 Value Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
Waste Connections Inc.	7,743	364
KBR Inc.	21,887	357
Triumph Group Inc.	5,952	356
Crane Co.	4,806	321
PACCAR Inc.	4,581	293
Tyco International plc	6,697	283
Xylem Inc.	7,764	277
Paychex Inc.	5,421	270
Cintas Corp.	3,083	257
Tidewater Inc.	7,466	211
Rockwell Collins Inc.	2,353	210
FLIR Systems Inc.	6,465	209
* Navistar International Corp.	6,970	203
Covanta Holding Corp.	9,148	198
Trinity Industries Inc.	5,156	173
Teekay Corp.	3,647	161
Huntington Ingalls Industries Inc.	1,097	155
Alaska Air Group Inc.	2,058	131
* Clean Harbors Inc.	2,313	129
Copa Holdings SA Class A	1,034	118
Donaldson Co. Inc.	2,153	80
IDEX Corp.	792	61
* Spirit AeroSystems Holdings Inc. Class A	1,101	54
* Vectrus Inc.	1,514	48
Booz Allen Hamilton Holding Corp. Class A	1,218	36
		160,529
Technology (8.8%)
Intel Corp.	695,064	23,111
Cisco Systems Inc.	781,797	23,071
Microsoft Corp.	444,987	19,513
Hewlett-Packard Co.	289,232	10,077
EMC Corp.	281,587	8,149
* Yahoo! Inc.	144,384	6,393
Corning Inc.	152,856	3,730
Broadcom Corp. Class A	81,408	3,682
Western Digital Corp.	33,894	3,626
Symantec Corp.	105,138	2,645
CA Inc.	49,226	1,601
Motorola Solutions Inc.	23,551	1,600
NVIDIA Corp.	71,227	1,571
Applied Materials Inc.	61,686	1,545
Analog Devices Inc.	25,873	1,515
Lam Research Corp.	18,200	1,501
Computer Sciences Corp.	20,836	1,478
SanDisk Corp.	17,060	1,364
Amdocs Ltd.	24,189	1,270
NetApp Inc.	30,560	1,181
Juniper Networks Inc.	48,563	1,161
Altera Corp.	29,995	1,110
* Synopsys Inc.	23,745	1,102
Marvell Technology Group Ltd.	62,698	1,011
Harris Corp.	13,004	1,010
* Arrow Electronics Inc.	15,262	946
* ANSYS Inc.	10,874	935
Brocade Communications Systems Inc.	66,324	822
Avnet Inc.	16,777	768
* NCR Corp.	22,979	676
Jabil Circuit Inc.	30,488	670
* Electronic Arts Inc.	11,085	634
* SunEdison Inc.	27,854	617
* Micron Technology Inc.	19,809	607
* Ingram Micro Inc.	24,039	594
Activision Blizzard Inc.	25,323	590
* Nuance Communications Inc.	40,906	585

28

Vanguard® Russell 1000 Value Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
Teradyne Inc.	28,295	547
* JDS Uniphase Corp.	35,786	493
* AOL Inc.	11,983	486
* Autodesk Inc.	7,185	462
IAC/InterActiveCorp	6,810	459
Leidos Holdings Inc.	9,683	436
* ON Semiconductor Corp.	33,648	429
* Rovi Corp.	14,538	362
* Tech Data Corp.	5,969	355
* Cree Inc.	7,943	312
Vishay Intertechnology Inc.	21,518	306
* EchoStar Corp. Class A	5,211	283
Dolby Laboratories Inc. Class A	6,977	282
* Zynga Inc. Class A	110,289	254
* Knowles Corp.	12,350	236
* Teradata Corp.	4,798	214
* Stratasys Ltd.	3,084	191
KLA-Tencor Corp.	2,314	150
* Citrix Systems Inc.	2,245	143
Maxim Integrated Products Inc.	3,340	115
* FireEye Inc.	2,405	106
AVX Corp.	7,197	103
DST Systems Inc.	860	91
* Informatica Corp.	1,585	68
* Freescale Semiconductor Ltd.	1,469	53
* Arista Networks Inc.	206	14
		139,411
Utilities (8.3%)
AT&T Inc.	792,128	27,376
Duke Energy Corp.	107,800	8,468
NextEra Energy Inc.	66,534	6,884
Southern Co.	135,902	6,223
Dominion Resources Inc.	83,338	6,008
Exelon Corp.	130,979	4,443
American Electric Power Co. Inc.	74,646	4,298
Sempra Energy	37,514	4,059
PG&E Corp.	70,953	3,812
PPL Corp.	101,069	3,447
Public Service Enterprise Group Inc.	77,271	3,250
Edison International	49,684	3,192
CenturyLink Inc.	82,127	3,109
Consolidated Edison Inc.	44,825	2,830
Xcel Energy Inc.	76,624	2,703
Eversource Energy	48,044	2,486
FirstEnergy Corp.	64,345	2,251
DTE Energy Co.	27,077	2,221
Entergy Corp.	27,513	2,188
NiSource Inc.	47,788	2,051
Wisconsin Energy Corp.	34,513	1,760
Ameren Corp.	37,071	1,572
American Water Works Co. Inc.	27,332	1,478
AES Corp.	111,431	1,445
CMS Energy Corp.	41,136	1,445
CenterPoint Energy Inc.	65,293	1,357
* T-Mobile US Inc.	40,288	1,331
NRG Energy Inc.	51,850	1,243
SCANA Corp.	21,527	1,226
Frontier Communications Corp.	152,888	1,220
* Calpine Corp.	51,385	1,089
Pinnacle West Capital Corp.	16,981	1,088
Alliant Energy Corp.	16,726	1,064
Pepco Holdings Inc.	38,467	1,044
OGE Energy Corp.	30,251	984
Integrys Energy Group Inc.	12,178	910

29

Vanguard® Russell 1000 Value Index Fund
Schedule of Investments
February 28, 2015

					Market
					Value
				Shares	($000)
	AGL Resources Inc.			18,290	898
	UGI Corp.			26,060	886
	Atmos Energy Corp.			15,446	819
	National Fuel Gas Co.			12,642	814
	Westar Energy Inc. Class A			19,948	775
	Aqua America Inc.			26,795	709
	TECO Energy Inc.			35,635	700
	MDU Resources Group Inc.			29,010	647
	Great Plains Energy Inc.			23,348	621
	Questar Corp.			26,563	621
*	Sprint Corp.			112,682	577
	Vectren Corp.			12,877	575
	Hawaiian Electric Industries Inc.			15,497	512
	Telephone & Data Systems Inc.			13,368	340
*	Zayo Group Holdings Inc.			2,305	67
*	United States Cellular Corp.			1,678	64
	Windstream Holdings Inc.			6,859	54
	ITC Holdings Corp.			1,275	49
					131,283
Total Common Stocks (Cost $1,298,522)					1,580,292

		Coupon
Temporary Cash Investments (0.1%)[1]
Money Market Fund (0.0%)
2,3	Vanguard Market Liquidity Fund	0.134%		68,202	68

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
4	Federal Home Loan Bank Discount Notes	0.100%	4/24/15	100	100
4,5	Federal Home Loan Bank Discount Notes	0.133%	7/31/15	400	400
					500
Total Temporary Cash Investments (Cost $568)					568
Total Investments (99.8%) (Cost $1,299,090)					1,580,860
Other Assets and Liabilities—Net (0.2%)[3]					3,959
Net Assets (100%)					1,584,819

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $66,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $68,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $400,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

30

Vanguard® Russell 1000 Growth Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)[1]
Consumer Discretionary (20.7%)
Home Depot Inc.	227,445	26,099
Walt Disney Co.	241,322	25,117
* Amazon.com Inc.	62,471	23,749
Comcast Corp. Class A	394,133	23,404
McDonald's Corp.	164,394	16,259
Lowe's Cos. Inc.	169,459	12,555
* eBay Inc.	210,805	12,208
Starbucks Corp.	125,179	11,702
NIKE Inc. Class B	116,237	11,289
* Priceline Group Inc.	8,587	10,626
Costco Wholesale Corp.	69,009	10,142
Twenty-First Century Fox Inc. Class A	233,493	8,172
TJX Cos. Inc.	116,643	8,006
Time Warner Cable Inc.	46,258	7,126
* DIRECTV	77,960	6,907
Yum! Brands Inc.	73,304	5,946
* Netflix Inc.	9,969	4,734
Viacom Inc. Class B	67,460	4,718
CBS Corp. Class B	74,957	4,430
VF Corp.	57,591	4,415
Ross Stores Inc.	35,468	3,753
* O'Reilly Automotive Inc.	17,650	3,673
Las Vegas Sands Corp.	62,476	3,555
* AutoZone Inc.	5,416	3,481
* Chipotle Mexican Grill Inc. Class A	5,165	3,435
Omnicom Group Inc.	43,078	3,426
* Tesla Motors Inc.	15,873	3,228
Estee Lauder Cos. Inc. Class A	38,055	3,146
Macy's Inc.	46,634	2,971
* Dollar General Corp.	39,191	2,846
* Dollar Tree Inc.	34,319	2,735
Marriott International Inc. Class A	30,380	2,525
* Charter Communications Inc. Class A	13,227	2,389
BorgWarner Inc.	37,899	2,329
Genuine Parts Co.	24,073	2,313
Harley-Davidson Inc.	36,236	2,304
* Michael Kors Holdings Ltd.	33,886	2,284
Wal-Mart Stores Inc.	27,038	2,269
* Under Armour Inc. Class A	28,914	2,227
Hanesbrands Inc.	16,639	2,122
Tractor Supply Co.	23,171	2,042
Coach Inc.	45,755	1,993
* DISH Network Corp. Class A	25,970	1,949
Wynn Resorts Ltd.	13,457	1,918
Advance Auto Parts Inc.	12,194	1,889
Nordstrom Inc.	23,221	1,868
Wyndham Worldwide Corp.	19,968	1,827
Gap Inc.	41,641	1,732
* Hertz Global Holdings Inc.	74,690	1,723
* CarMax Inc.	25,277	1,696
Polaris Industries Inc.	10,990	1,685
* Sirius XM Holdings Inc.	431,039	1,677
Tiffany & Co.	18,962	1,673
* TripAdvisor Inc.	18,542	1,655
Interpublic Group of Cos. Inc.	70,496	1,572
Harman International Industries Inc.	11,380	1,570
Nielsen NV	34,707	1,569
H&R Block Inc.	45,525	1,555
Expedia Inc.	16,864	1,547
Johnson Controls Inc.	29,628	1,505
* Ulta Salon Cosmetics & Fragrance Inc.	10,623	1,495

31

Vanguard® Russell 1000 Growth Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
Restaurant Brands International Inc.	33,459	1,480
PetSmart Inc.	16,374	1,358
L Brands Inc.	14,528	1,335
PVH Corp.	12,000	1,278
Scripps Networks Interactive Inc. Class A	17,626	1,274
Williams-Sonoma Inc.	15,688	1,262
* LKQ Corp.	50,343	1,237
* Discovery Communications Inc. Class A	38,223	1,235
Goodyear Tire & Rubber Co.	45,504	1,216
* Liberty Interactive Corp. Class A	40,460	1,195
Lear Corp.	10,906	1,188
Family Dollar Stores Inc.	14,882	1,172
* Discovery Communications Inc.	38,323	1,169
Signet Jewelers Ltd.	9,137	1,095
* WABCO Holdings Inc.	9,329	1,090
Starwood Hotels & Resorts Worldwide Inc.	13,405	1,077
Newell Rubbermaid Inc.	27,322	1,073
* Avis Budget Group Inc.	17,352	1,052
Ralph Lauren Corp. Class A	7,449	1,024
Hasbro Inc.	16,240	1,012
* Bed Bath & Beyond Inc.	13,024	972
* Liberty Ventures Class A	24,031	966
* NVR Inc.	714	951
Domino's Pizza Inc.	9,299	944
Target Corp.	10,750	826
Carter's Inc.	8,942	794
Cinemark Holdings Inc.	19,150	780
Lamar Advertising Co. Class A	13,140	763
Dunkin' Brands Group Inc.	16,230	761
* Kate Spade & Co.	21,054	725
* AutoNation Inc.	11,655	717
* AMC Networks Inc. Class A	9,718	700
* Norwegian Cruise Line Holdings Ltd.	14,006	691
* Sally Beauty Holdings Inc.	20,173	676
Service Corp. International	27,209	676
* Panera Bread Co. Class A	4,095	661
Brinker International Inc.	10,947	651
* Hilton Worldwide Holdings Inc.	22,899	647
* Fossil Group Inc.	7,211	620
Cablevision Systems Corp. Class A	32,000	601
* Tempur Sealy International Inc.	10,281	591
Tupperware Brands Corp.	8,231	588
Six Flags Entertainment Corp.	12,020	544
Nu Skin Enterprises Inc. Class A	10,000	542
Fortune Brands Home & Security Inc.	11,566	536
Best Buy Co. Inc.	14,028	534
Mattel Inc.	20,244	533
* Jarden Corp.	9,817	521
Leggett & Platt Inc.	11,258	507
Gentex Corp.	28,589	504
* Pandora Media Inc.	33,526	496
* Urban Outfitters Inc.	12,521	488
Thor Industries Inc.	7,609	469
* Starz	13,386	445
CST Brands Inc.	10,656	444
* HomeAway Inc.	14,086	437
Lions Gate Entertainment Corp.	13,015	424
* Deckers Outdoor Corp.	5,673	421
* Liberty TripAdvisor Holdings Inc. Class A	12,659	418
Dillard's Inc. Class A	2,779	362
KAR Auction Services Inc.	9,652	352
* Live Nation Entertainment Inc.	12,404	317
* Murphy USA Inc.	3,790	269
Avon Products Inc.	28,924	246

32

Vanguard® Russell 1000 Growth Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
Whirlpool Corp.	1,142	242
* AMERCO	694	227
SeaWorld Entertainment Inc.	11,926	223
Chico's FAS Inc.	11,907	217
Aramark	6,486	205
Coty Inc. Class A	8,422	190
Foot Locker Inc.	3,281	184
Dick's Sporting Goods Inc.	3,056	165
* ServiceMaster Global Holdings Inc.	4,454	154
DR Horton Inc.	5,367	147
Penske Automotive Group Inc.	2,858	141
Big Lots Inc.	2,711	129
Kohl's Corp.	1,742	129
* Sears Holdings Corp.	3,137	118
* MGM Resorts International	4,788	104
* GoPro Inc. Class A	2,147	90
Regal Entertainment Group Class A	3,799	90
Lennar Corp. Class A	1,644	83
* Michaels Cos. Inc.	2,859	81
* Cabela's Inc.	837	46
* Outfront Media Inc.	1,475	44
Aaron's Inc.	1,464	44
Abercrombie & Fitch Co.	1,759	43
Clear Channel Outdoor Holdings Inc. Class A	4,306	42
GameStop Corp. Class A	897	33
* zulily Inc. Class A	2,078	29
* Hyatt Hotels Corp. Class A	347	21
Choice Hotels International Inc.	209	13
		383,921
Consumer Staples (9.7%)
Coca-Cola Co.	660,213	28,587
PepsiCo Inc.	252,124	24,955
Altria Group Inc.	312,456	17,588
Philip Morris International Inc.	153,574	12,741
Walgreens Boots Alliance Inc.	119,346	9,915
Colgate-Palmolive Co.	136,195	9,645
Kraft Foods Group Inc.	99,193	6,354
Kroger Co.	84,953	6,044
Kimberly-Clark Corp.	51,830	5,684
General Mills Inc.	101,969	5,485
Lorillard Inc.	60,400	4,133
Mead Johnson Nutrition Co.	33,681	3,528
* Monster Beverage Corp.	23,727	3,348
Keurig Green Mountain Inc.	23,622	3,014
Reynolds American Inc.	38,766	2,932
CVS Health Corp.	27,529	2,859
* Constellation Brands Inc. Class A	24,817	2,847
Hershey Co.	24,844	2,578
Dr Pepper Snapple Group Inc.	32,694	2,576
Kellogg Co.	38,762	2,499
Brown-Forman Corp. Class B	25,688	2,355
Procter & Gamble Co.	25,739	2,191
Clorox Co.	17,857	1,940
Church & Dwight Co. Inc.	22,767	1,938
Coca-Cola Enterprises Inc.	39,212	1,812
McCormick & Co. Inc.	21,628	1,630
Whole Foods Market Inc.	26,421	1,493
Sysco Corp.	36,485	1,423
Hormel Foods Corp.	22,146	1,296
* WhiteWave Foods Co. Class A	29,061	1,190
* Hain Celestial Group Inc.	15,298	957
Campbell Soup Co.	19,236	896
* Rite Aid Corp.	108,332	865
GNC Holdings Inc. Class A	14,968	720

33

Vanguard® Russell 1000 Growth Index Fund
Schedule of Investments
February 28, 2015

			Market
			Value
		Shares	($000)
	Flowers Foods Inc.	28,100	608
*	Sprouts Farmers Market Inc.	15,865	584
	Archer-Daniels-Midland Co.	10,399	498
*	Herbalife Ltd.	12,616	391
	Spectrum Brands Holdings Inc.	3,609	338
	Ingredion Inc.	1,752	144
	Tyson Foods Inc. Class A	3,268	135
	Pilgrim's Pride Corp.	1,262	35
			180,751
Energy (4.4%)
	Schlumberger Ltd.	216,264	18,201
	EOG Resources Inc.	91,037	8,168
	Williams Cos. Inc.	124,544	6,108
	Halliburton Co.	140,698	6,042
	Pioneer Natural Resources Co.	23,777	3,626
	Marathon Petroleum Corp.	31,045	3,260
*	Cheniere Energy Inc.	39,529	3,187
	Phillips 66	38,493	3,020
	Kinder Morgan Inc.	62,110	2,547
*	Concho Resources Inc.	18,852	2,053
	Noble Energy Inc.	42,693	2,016
	Cabot Oil & Gas Corp.	69,273	2,009
	EQT Corp.	22,687	1,811
*	Southwestern Energy Co.	64,358	1,614
*	FMC Technologies Inc.	39,266	1,568
	Range Resources Corp.	27,051	1,340
	Valero Energy Corp.	21,293	1,314
*	Dresser-Rand Group Inc.	12,696	1,033
*	Cameron International Corp.	20,533	967
	Oceaneering International Inc.	16,491	899
	Tesoro Corp.	9,407	864
	ONEOK Inc.	18,166	804
	Helmerich & Payne Inc.	11,000	738
*	Continental Resources Inc.	14,554	647
	Targa Resources Corp.	6,420	639
*	Cobalt International Energy Inc.	52,208	535
	Anadarko Petroleum Corp.	6,312	532
	SM Energy Co.	10,882	528
*	Gulfport Energy Corp.	11,198	513
*	Dril-Quip Inc.	7,016	510
	Baker Hughes Inc.	6,051	378
*,^	SolarCity Corp.	6,966	358
*	Antero Resources Corp.	8,702	343
*	Whiting Petroleum Corp.	9,682	328
	Chesapeake Energy Corp.	19,526	326
	National Oilwell Varco Inc.	5,915	321
	HollyFrontier Corp.	6,196	273
*	Oasis Petroleum Inc.	15,992	229
	Patterson-UTI Energy Inc.	12,072	226
	Cimarex Energy Co.	1,791	196
	Seadrill Ltd.	16,600	191
*	Kosmos Energy Ltd.	19,167	172
*	Rice Energy Inc.	8,208	161
	World Fuel Services Corp.	2,501	137
	RPC Inc.	9,309	125
*	Laredo Petroleum Inc.	10,415	124
*	Ultra Petroleum Corp.	6,931	113
	PBF Energy Inc. Class A	3,284	102
*	Memorial Resource Development Corp.	4,403	90
	QEP Resources Inc.	3,452	74
	Atwood Oceanics Inc.	2,214	69
	Nabors Industries Ltd.	4,446	57
	CVR Energy Inc.	930	39
	Superior Energy Services Inc.	1,610	36

34

Vanguard® Russell 1000 Growth Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
* NOW Inc.	1,383	29
* SunPower Corp. Class A	628	21
* Unit Corp.	490	15
Frank's International NV	569	10
* Seventy Seven Energy Inc.	1,309	6
		81,642
Financial Services (8.1%)
Visa Inc. Class A	83,369	22,619
MasterCard Inc. Class A	167,193	15,069
American Express Co.	150,847	12,308
Simon Property Group Inc.	38,497	7,328
American Tower Corporation	65,713	6,515
Crown Castle International Corp.	55,476	4,788
McGraw Hill Financial Inc.	45,178	4,658
Public Storage	22,007	4,340
Aon plc	37,854	3,799
T. Rowe Price Group Inc.	43,544	3,597
Marsh & McLennan Cos. Inc.	61,436	3,495
* Fiserv Inc.	41,559	3,245
Moody's Corp.	31,403	3,044
BlackRock Inc.	8,112	3,013
Franklin Resources Inc.	54,047	2,909
* Alliance Data Systems Corp.	9,799	2,729
Health Care REIT Inc.	28,809	2,221
* FleetCor Technologies Inc.	13,761	2,111
* Affiliated Managers Group Inc.	9,181	1,987
Intercontinental Exchange Inc.	8,114	1,910
Western Union Co.	90,164	1,760
Ventas Inc.	23,190	1,727
* CBRE Group Inc. Class A	46,925	1,608
Ameriprise Financial Inc.	10,988	1,468
TD Ameritrade Holding Corp.	39,494	1,432
Extra Space Storage Inc.	19,289	1,269
Arthur J Gallagher & Co.	24,625	1,157
FactSet Research Systems Inc.	7,060	1,098
Broadridge Financial Solutions Inc.	19,909	1,060
Global Payments Inc.	11,524	1,059
Federal Realty Investment Trust	7,441	1,057
Lazard Ltd. Class A	20,681	1,052
* Iron Mountain Inc.	27,341	1,005
Equifax Inc.	10,713	1,000
* Signature Bank	7,919	977
Jack Henry & Associates Inc.	14,248	933
* Zillow Group Inc. Class A	7,901	907
Charles Schwab Corp.	30,382	891
SEI Investments Co.	20,619	887
CBOE Holdings Inc.	14,208	853
Eaton Vance Corp.	20,089	846
* Ally Financial Inc.	40,616	844
Total System Services Inc.	21,412	818
Vornado Realty Trust	7,017	772
* Vantiv Inc. Class A	20,753	768
Taubman Centers Inc.	9,816	710
Waddell & Reed Financial Inc. Class A	14,320	708
LPL Financial Holdings Inc.	14,723	661
Plum Creek Timber Co. Inc.	14,259	619
Equity LifeStyle Properties Inc.	9,967	537
Apartment Investment & Management Co.	13,576	512
MSCI Inc. Class A	8,833	496
* Synchrony Financial	15,054	481
* Realogy Holdings Corp.	10,320	475
* Howard Hughes Corp.	3,049	457
Invesco Ltd.	10,822	436
Boston Properties Inc.	3,170	436

35

Vanguard® Russell 1000 Growth Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
Fidelity National Information Services Inc.	6,032	408
Legg Mason Inc.	6,853	392
Federated Investors Inc. Class B	11,794	388
Erie Indemnity Co. Class A	4,151	361
Tanger Factory Outlet Centers Inc.	9,451	335
Weyerhaeuser Co.	9,452	332
Jones Lang LaSalle Inc.	2,011	324
Omega Healthcare Investors Inc.	7,615	305
Reinsurance Group of America Inc. Class A	3,403	304
Dun & Bradstreet Corp.	2,272	301
Leucadia National Corp.	10,559	251
Artisan Partners Asset Management Inc. Class A	4,908	238
SLM Corp.	24,749	234
Morningstar Inc.	3,042	227
NorthStar Realty Finance Corp.	8,568	165
NorthStar Asset Management Group Inc.	5,946	144
* Ocwen Financial Corp.	15,878	129
American Financial Group Inc.	1,937	122
* Urban Edge Properties	3,511	84
* SVB Financial Group	665	82
* Nationstar Mortgage Holdings Inc.	2,786	74
Columbia Property Trust Inc.	2,830	73
Gaming and Leisure Properties Inc.	2,137	72
* WP GLIMCHER Inc.	4,024	70
Rayonier Inc.	2,236	61
Healthcare Trust of America Inc. Class A	2,154	60
Brown & Brown Inc.	1,004	32
* Paramount Group Inc.	1,258	23
Santander Consumer USA Holdings Inc.	847	19
		151,071
Health Care (14.1%)
* Gilead Sciences Inc.	255,321	26,433
Amgen Inc.	119,343	18,823
* Celgene Corp.	133,236	16,192
* Biogen Idec Inc.	39,438	16,153
AbbVie Inc.	264,451	15,999
* Actavis plc	42,224	12,302
Allergan Inc.	49,476	11,515
* Express Scripts Holding Co.	105,824	8,973
McKesson Corp.	38,358	8,772
Johnson & Johnson	73,751	7,560
Baxter International Inc.	90,044	6,227
Bristol-Myers Squibb Co.	98,185	5,981
* Alexion Pharmaceuticals Inc.	32,862	5,927
* Regeneron Pharmaceuticals Inc.	13,103	5,423
Becton Dickinson and Co.	32,114	4,712
* Vertex Pharmaceuticals Inc.	39,306	4,694
* Illumina Inc.	23,189	4,533
Merck & Co. Inc.	68,210	3,993
AmerisourceBergen Corp. Class A	37,518	3,855
Zoetis Inc.	83,122	3,831
* Cerner Corp.	49,520	3,568
* Mylan Inc.	62,026	3,556
Thermo Fisher Scientific Inc.	26,827	3,488
Stryker Corp.	33,457	3,170
* BioMarin Pharmaceutical Inc.	26,195	2,805
* Intuitive Surgical Inc.	5,546	2,773
* Endo International plc	27,527	2,356
* Edwards Lifesciences Corp.	17,675	2,351
* Pharmacyclics Inc.	10,212	2,205
CR Bard Inc.	12,651	2,140
* Incyte Corp.	24,088	2,068
St. Jude Medical Inc.	30,496	2,033
* Henry Schein Inc.	14,296	2,002

36

Vanguard® Russell 1000 Growth Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
Aetna Inc.	17,745	1,767
* Catamaran Corp.	34,545	1,726
* Jazz Pharmaceuticals plc	9,838	1,673
* Salix Pharmaceuticals Ltd.	10,587	1,664
* Varian Medical Systems Inc.	17,317	1,610
* Mallinckrodt plc	13,537	1,580
ResMed Inc.	23,383	1,505
* Medivation Inc.	12,735	1,497
* Alkermes plc	20,701	1,454
* IDEXX Laboratories Inc.	7,975	1,251
* United Therapeutics Corp.	7,996	1,240
* Centene Corp.	19,032	1,170
* Brookdale Senior Living Inc.	28,626	1,074
* Alnylam Pharmaceuticals Inc.	10,126	1,028
Cooper Cos. Inc.	5,865	962
* Laboratory Corp. of America Holdings	7,810	961
Perrigo Co. plc	5,226	807
* athenahealth Inc.	6,334	805
* MEDNAX Inc.	11,040	789
* Align Technology Inc.	13,544	777
* DaVita HealthCare Partners Inc.	10,231	763
* Tenet Healthcare Corp.	16,241	752
* Seattle Genetics Inc.	17,124	621
* Sirona Dental Systems Inc.	5,756	523
* Intercept Pharmaceuticals Inc.	2,215	490
* Envision Healthcare Holdings Inc.	13,247	485
Cigna Corp.	3,564	433
* Hologic Inc.	12,701	411
Cardinal Health Inc.	4,564	402
DENTSPLY International Inc.	7,454	395
* HCA Holdings Inc.	5,224	374
* Myriad Genetics Inc.	10,804	368
Universal Health Services Inc. Class B	3,217	365
* Boston Scientific Corp.	21,512	364
* Bruker Corp.	18,389	350
Agilent Technologies Inc.	7,949	336
* Charles River Laboratories International Inc.	3,955	303
Bio-Techne Corp.	3,026	295
* Halyard Health Inc.	6,328	291
* Quintiles Transnational Holdings Inc.	4,108	267
Zimmer Holdings Inc.	2,109	254
* Premier Inc. Class A	4,976	182
* Veeva Systems Inc. Class A	5,815	179
PerkinElmer Inc.	3,626	170
* Allscripts Healthcare Solutions Inc.	10,130	122
* VWR Corp.	2,574	63
Patterson Cos. Inc.	1,115	56
Hill-Rom Holdings Inc.	576	28
		261,395
Materials & Processing (4.7%)
EI du Pont de Nemours & Co.	144,201	11,226
Monsanto Co.	80,501	9,695
Praxair Inc.	48,698	6,228
LyondellBasell Industries NV Class A	69,535	5,974
PPG Industries Inc.	22,947	5,401
Precision Castparts Corp.	24,027	5,197
Ecolab Inc.	44,277	5,116
Sherwin-Williams Co.	14,338	4,089
Fastenal Co.	49,218	2,045
Sealed Air Corp.	36,105	1,702
Eastman Chemical Co.	22,702	1,690
International Flavors & Fragrances Inc.	13,548	1,652
Ball Corp.	23,027	1,651
Dow Chemical Co.	31,790	1,565

37

Vanguard® Russell 1000 Growth Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
Masco Corp.	59,204	1,551
Martin Marietta Materials Inc.	10,310	1,467
Airgas Inc.	12,331	1,445
FMC Corp.	22,233	1,410
Packaging Corp. of America	16,510	1,368
Sigma-Aldrich Corp.	9,116	1,259
* Crown Holdings Inc.	22,947	1,216
Valspar Corp.	14,019	1,215
Acuity Brands Inc.	7,237	1,147
* WR Grace & Co.	10,950	1,086
RPM International Inc.	20,658	1,044
Lennox International Inc.	7,403	772
Hexcel Corp.	16,176	770
Southern Copper Corp.	23,982	714
NewMarket Corp.	1,485	700
Eagle Materials Inc.	8,484	666
International Paper Co.	11,409	644
Huntsman Corp.	24,027	540
Compass Minerals International Inc.	5,492	498
Scotts Miracle-Gro Co. Class A	7,226	473
* USG Corp.	15,662	441
Silgan Holdings Inc.	7,559	434
* Owens-Illinois Inc.	16,248	425
* Armstrong World Industries Inc.	7,537	421
* Platform Specialty Products Corp.	15,558	401
Westlake Chemical Corp.	6,006	401
Albemarle Corp.	5,679	321
Ingersoll-Rand plc	4,048	272
AptarGroup Inc.	2,685	177
* Axalta Coating Systems Ltd.	5,456	155
Celanese Corp. Class A	2,539	145
* MRC Global Inc.	7,057	91
Cytec Industries Inc.	1,300	68
Tahoe Resources Inc.	2,494	35
Timken Co.	811	34
Valmont Industries Inc.	231	29
Cabot Corp.	634	29
Carpenter Technology Corp.	500	21
Rayonier Advanced Materials Inc.	752	14
TimkenSteel Corp.	405	12
* Veritiv Corp.	185	9
		87,151
Other (0.0%)
Restaurant Brands International LP	179	7

Producer Durables (12.1%)
3M Co.	108,808	18,350
Boeing Co.	121,281	18,295
Union Pacific Corp.	150,677	18,120
Honeywell International Inc.	130,221	13,384
United Parcel Service Inc. Class B	117,701	11,974
Accenture plc Class A	105,325	9,482
Lockheed Martin Corp.	45,063	9,015
Automatic Data Processing Inc.	80,051	7,112
American Airlines Group Inc.	119,577	5,728
Illinois Tool Works Inc.	53,841	5,323
Emerson Electric Co.	87,117	5,046
Southwest Airlines Co.	102,243	4,421
Cummins Inc.	30,562	4,347
* United Continental Holdings Inc.	62,211	4,055
FedEx Corp.	21,119	3,738
PACCAR Inc.	53,855	3,449
Rockwell Automation Inc.	22,920	2,683
Tyco International plc	62,208	2,626

38

Vanguard® Russell 1000 Growth Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
Paychex Inc.	48,125	2,398
WW Grainger Inc.	9,679	2,293
AMETEK Inc.	40,713	2,163
United Technologies Corp.	17,078	2,082
Danaher Corp.	23,796	2,077
* Verisk Analytics Inc. Class A	27,813	1,997
* Stericycle Inc.	14,244	1,922
TransDigm Group Inc.	8,840	1,917
Pall Corp.	18,368	1,852
CH Robinson Worldwide Inc.	24,698	1,835
Caterpillar Inc.	22,035	1,827
Rockwell Collins Inc.	20,079	1,789
* Waters Corp.	14,137	1,702
Parker-Hannifin Corp.	13,306	1,632
Kansas City Southern	14,067	1,630
Expeditors International of Washington Inc.	32,799	1,584
* Mettler-Toledo International Inc.	4,890	1,536
Wabtec Corp.	16,135	1,531
* United Rentals Inc.	16,386	1,525
Dover Corp.	20,676	1,490
Flowserve Corp.	22,787	1,416
Robert Half International Inc.	22,799	1,413
* IHS Inc. Class A	11,279	1,326
Alaska Air Group Inc.	20,724	1,319
JB Hunt Transport Services Inc.	15,270	1,306
Roper Industries Inc.	7,581	1,270
Norfolk Southern Corp.	10,925	1,193
Deere & Co.	12,731	1,153
* Trimble Navigation Ltd.	43,290	1,132
Cintas Corp.	13,255	1,107
* B/E Aerospace Inc.	17,300	1,099
* CoStar Group Inc.	5,320	1,060
* Middleby Corp.	9,473	1,010
Huntington Ingalls Industries Inc.	6,931	980
IDEX Corp.	12,424	960
* Spirit Airlines Inc.	12,208	950
* Spirit AeroSystems Holdings Inc. Class A	18,820	926
Allegion plc	15,894	918
Fluor Corp.	14,976	869
* Colfax Corp.	15,993	842
Nordson Corp.	10,592	815
* Old Dominion Freight Line Inc.	10,387	811
Donaldson Co. Inc.	21,722	805
Xylem Inc.	22,027	786
Graco Inc.	10,249	777
* Zebra Technologies Corp.	8,514	775
Chicago Bridge & Iron Co. NV	16,617	767
* Kirby Corp.	9,457	729
Allison Transmission Holdings Inc.	22,373	712
* Copart Inc.	18,990	711
Trinity Industries Inc.	19,346	650
Toro Co.	9,431	638
Waste Connections Inc.	12,729	598
MSC Industrial Direct Co. Inc. Class A	7,772	567
FLIR Systems Inc.	16,588	535
Landstar System Inc.	7,297	512
* HD Supply Holdings Inc.	17,276	510
Copa Holdings SA Class A	4,462	508
Manitowoc Co. Inc.	22,941	508
National Instruments Corp.	16,062	500
Waste Management Inc.	8,045	438
* Genesee & Wyoming Inc. Class A	4,066	419
* Clean Harbors Inc.	7,173	399
Pitney Bowes Inc.	15,292	354

39

Vanguard® Russell 1000 Growth Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
Booz Allen Hamilton Holding Corp. Class A	11,779	351
AO Smith Corp.	5,510	347
* KLX Inc.	8,651	346
Rollins Inc.	10,246	344
Delta Air Lines Inc.	7,460	332
Lincoln Electric Holdings Inc.	4,569	315
Stanley Black & Decker Inc.	3,132	308
Avery Dennison Corp.	5,526	296
* Quanta Services Inc.	8,770	252
Crane Co.	3,130	209
Snap-on Inc.	1,285	189
Hubbell Inc. Class B	1,615	184
ITT Corp.	3,801	156
* Keysight Technologies Inc.	3,974	149
Covanta Holding Corp.	6,667	144
Teekay Corp.	3,153	139
Pentair plc	2,024	135
Triumph Group Inc.	1,890	113
* Genpact Ltd.	2,576	57
RR Donnelley & Sons Co.	2,985	57
* Navistar International Corp.	1,746	51
Air Lease Corp. Class A	987	38
		225,515
Technology (23.9%)
Apple Inc.	1,002,570	128,790
Microsoft Corp.	888,648	38,967
* Google Inc. Class C	47,228	26,372
* Google Inc. Class A	46,668	26,257
* Facebook Inc. Class A	328,338	25,929
International Business Machines Corp.	157,359	25,483
Oracle Corp.	546,153	23,932
QUALCOMM Inc.	280,637	20,349
Texas Instruments Inc.	179,554	10,558
* salesforce.com inc	101,961	7,074
* Adobe Systems Inc.	82,924	6,559
* Cognizant Technology Solutions Corp. Class A	101,020	6,312
Avago Technologies Ltd. Class A	41,546	5,302
* Micron Technology Inc.	156,136	4,789
* LinkedIn Corp. Class A	17,350	4,636
Intuit Inc.	47,346	4,622
* Twitter Inc.	85,583	4,115
Applied Materials Inc.	135,000	3,382
Amphenol Corp. Class A	52,538	2,966
Skyworks Solutions Inc.	31,640	2,776
* SBA Communications Corp. Class A	21,341	2,661
Intel Corp.	69,980	2,327
* Electronic Arts Inc.	39,883	2,281
* Red Hat Inc.	31,479	2,176
* Akamai Technologies Inc.	29,689	2,064
* Equinix Inc.	8,799	1,973
* Autodesk Inc.	29,893	1,920
Xilinx Inc.	44,766	1,897
Linear Technology Corp.	39,151	1,887
* ServiceNow Inc.	23,973	1,828
Microchip Technology Inc.	33,234	1,704
KLA-Tencor Corp.	25,275	1,642
* Citrix Systems Inc.	24,894	1,585
* F5 Networks Inc.	12,594	1,488
Maxim Integrated Products Inc.	43,087	1,482
Analog Devices Inc.	24,134	1,413
SanDisk Corp.	16,783	1,341
* Splunk Inc.	19,702	1,325
* Workday Inc. Class A	15,441	1,320
* Palo Alto Networks Inc.	9,201	1,309

40

Vanguard® Russell 1000 Growth Index Fund
Schedule of Investments
February 28, 2015

			Market
			Value
		Shares	($000)
	Activision Blizzard Inc.	54,316	1,267
	CDK Global Inc.	26,691	1,250
*	Gartner Inc.	14,972	1,244
*	VMware Inc. Class A	14,564	1,239
	Corning Inc.	50,326	1,228
*	VeriSign Inc.	18,501	1,184
	EMC Corp.	33,993	984
*	Rackspace Hosting Inc.	19,574	972
*	Teradata Corp.	21,007	935
*	Cadence Design Systems Inc.	47,849	878
*	Fortinet Inc.	23,192	779
	NetApp Inc.	19,057	737
	Altera Corp.	19,881	736
*	Informatica Corp.	16,688	717
*	NetSuite Inc.	7,123	687
*	PTC Inc.	19,639	681
*	Groupon Inc. Class A	81,041	663
*	VeriFone Systems Inc.	18,675	657
	Solera Holdings Inc.	11,600	647
*	ARRIS Group Inc.	21,132	621
*	Tableau Software Inc. Class A	6,273	590
	Lam Research Corp.	7,088	584
*	Freescale Semiconductor Ltd.	16,103	581
*	Atmel Corp.	69,486	580
*	SolarWinds Inc.	10,966	556
*	Riverbed Technology Inc.	26,319	551
*,^	3D Systems Corp.	17,880	545
	CDW Corp.	14,156	533
*	IPG Photonics Corp.	5,526	530
*	FireEye Inc.	11,438	506
	Motorola Solutions Inc.	7,303	496
*	ON Semiconductor Corp.	37,308	476
	DST Systems Inc.	4,086	434
*	Yelp Inc. Class A	8,799	422
*	Cree Inc.	9,885	388
	Diebold Inc.	10,569	377
	Juniper Networks Inc.	15,281	365
	IAC/InterActiveCorp	5,131	346
	NVIDIA Corp.	15,451	341
*	CommScope Holding Co. Inc.	10,769	339
*	IMS Health Holdings Inc.	12,413	327
*	SunEdison Inc.	14,471	320
*	Advanced Micro Devices Inc.	100,016	311
*	ANSYS Inc.	3,574	307
	Harris Corp.	3,778	293
*	Stratasys Ltd.	4,603	286
	Avnet Inc.	4,949	227
	Sabre Corp.	6,834	149
	Computer Sciences Corp.	1,340	95
*	EchoStar Corp. Class A	1,595	87
*	NCR Corp.	2,394	70
	Teradyne Inc.	3,230	62
*,^	Arista Networks Inc.	746	52
			445,025
Utilities (2.1%)
	Verizon Communications Inc.	688,573	34,050
*	Level 3 Communications Inc.	46,046	2,480
	ITC Holdings Corp.	25,011	969
	Windstream Holdings Inc.	93,935	741
	Dominion Resources Inc.	5,875	423
	CenturyLink Inc.	6,089	231
*	Calpine Corp.	9,116	193

41

Vanguard® Russell 1000 Growth Index Fund
Schedule of Investments
February 28, 2015

				Market
				Value
			Shares	($000)
* Zayo Group Holdings Inc.			1,420	42
				39,129
Total Common Stocks (Cost $1,398,800)				1,855,607

	Coupon
Temporary Cash Investments (0.1%)[1]
Money Market Fund (0.1%)
2,3 Vanguard Market Liquidity Fund	0.134%		382,902	383

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
4,5 Federal Home Loan Bank Discount Notes	0.100%	4/24/15	200	200
Total Temporary Cash Investments (Cost $583)				583
Total Investments (99.9%) (Cost $1,399,383)				1,856,190
Other Assets and Liabilities—Net (0.1%)[3]				2,681
Net Assets (100%)				1,858,871

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $370,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and  0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $383,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

42

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43

© 2015 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA18482 042015

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
Common Stocks (99.2%)[1]
Consumer Discretionary (14.5%)
Brunswick Corp.	43,398	2,354
* Office Depot Inc.	250,283	2,345
Jack in the Box Inc.	18,717	1,810
Dana Holding Corp.	79,165	1,730
* Buffalo Wild Wings Inc.	8,840	1,690
* Tenneco Inc.	28,486	1,659
Vail Resorts Inc.	16,847	1,479
Pool Corp.	21,027	1,454
Wolverine World Wide Inc.	47,271	1,445
American Eagle Outfitters Inc.	90,697	1,358
Cracker Barrel Old Country Store Inc.	8,925	1,348
* Cimpress NV	15,530	1,297
* Restoration Hardware Holdings Inc.	14,532	1,280
Sotheby's	28,443	1,250
* Skechers U.S.A. Inc. Class A	18,259	1,244
Texas Roadhouse Inc. Class A	32,607	1,227
Time Inc.	51,458	1,220
* Asbury Automotive Group Inc.	14,317	1,126
Men's Wearhouse Inc.	22,424	1,125
Cheesecake Factory Inc.	23,347	1,109
* Life Time Fitness Inc.	19,093	1,104
* TRI Pointe Homes Inc.	68,609	1,090
HSN Inc.	15,508	1,048
Cooper Tire & Rubber Co.	27,215	1,036
* Helen of Troy Ltd.	13,392	1,026
Lithia Motors Inc. Class A	10,699	1,011
* Houghton Mifflin Harcourt Co.	50,988	1,009
* Grand Canyon Education Inc.	21,846	1,002
* Steven Madden Ltd.	27,321	998
Ryland Group Inc.	21,843	994
Marriott Vacations Worldwide Corp.	12,549	954
* G-III Apparel Group Ltd.	8,924	939
Hillenbrand Inc.	29,450	934
Monro Muffler Brake Inc.	14,660	927
* Bloomin' Brands Inc.	35,975	927
Group 1 Automotive Inc.	11,350	923
New York Times Co. Class A	64,956	909
Meredith Corp.	16,844	904
Papa John's International Inc.	14,234	880
Sinclair Broadcast Group Inc. Class A	31,920	877
* Shutterfly Inc.	17,945	862
DineEquity Inc.	7,757	842
* Genesco Inc.	11,158	819
* Meritage Homes Corp.	18,254	812
* Select Comfort Corp.	25,303	812
* Fiesta Restaurant Group Inc.	12,487	812
* Five Below Inc.	25,453	808
Sonic Corp.	25,293	804
* American Axle & Manufacturing Holdings Inc.	31,488	785
* ANN Inc.	21,778	782
Nexstar Broadcasting Group Inc. Class A	14,274	778
* Gentherm Inc.	16,453	764
* Iconix Brand Group Inc.	22,537	761
* Burlington Stores Inc.	13,350	742
* Bright Horizons Family Solutions Inc.	14,319	726
Columbia Sportswear Co.	12,808	716
* Pinnacle Entertainment Inc.	27,781	715
PriceSmart Inc.	8,716	692
Churchill Downs Inc.	6,275	689
Rent-A-Center Inc.	24,501	676
Bob Evans Farms Inc.	11,516	675

1

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
Matthews International Corp. Class A	13,935	674
* Krispy Kreme Doughnuts Inc.	30,402	663
Buckle Inc.	13,175	663
* Lumber Liquidators Holdings Inc.	12,768	662
* Popeyes Louisiana Kitchen Inc.	11,002	660
* Meritor Inc.	45,692	653
* Drew Industries Inc.	11,036	651
Brown Shoe Co. Inc.	20,412	612
* Vitamin Shoppe Inc.	14,405	611
La-Z-Boy Inc.	24,420	609
* Constant Contact Inc.	14,685	607
* Penn National Gaming Inc.	36,763	599
* Hibbett Sports Inc.	12,087	591
* Standard Pacific Corp.	67,576	591
Children's Place Inc.	10,261	585
* Diamond Resorts International Inc.	16,547	573
Cato Corp. Class A	12,828	569
Outerwall Inc.	8,806	568
* Red Robin Gourmet Burgers Inc.	6,684	558
* Dorman Products Inc.	12,611	556
* Media General Inc.	37,204	555
Finish Line Inc. Class A	22,602	553
* Belmond Ltd. Class A	45,210	553
* Tumi Holdings Inc.	23,620	552
KB Home	39,220	547
* Express Inc.	39,477	546
* TiVo Inc.	47,946	536
* BJ's Restaurants Inc.	10,168	531
Pier 1 Imports Inc.	43,982	530
* LifeLock Inc.	37,665	527
Guess? Inc.	28,859	523
MDC Partners Inc. Class A	19,856	517
New Media Investment Group Inc.	20,864	515
Interval Leisure Group Inc.	18,578	502
* Boyd Gaming Corp.	36,274	501
MDC Holdings Inc.	18,244	496
* Barnes & Noble Inc.	19,182	478
Sturm Ruger & Co. Inc.	9,065	471
* Denny's Corp.	40,804	470
Sonic Automotive Inc. Class A	18,619	460
* La Quinta Holdings Inc.	20,712	460
Scholastic Corp.	12,411	459
National CineMedia Inc.	28,458	434
* Crocs Inc.	38,736	432
* Mattress Firm Holding Corp.	7,010	427
* Universal Electronics Inc.	7,442	421
* Shutterstock Inc.	7,158	405
International Speedway Corp. Class A	13,022	404
Standard Motor Products Inc.	9,262	388
* Tuesday Morning Corp.	20,338	386
Libbey Inc.	10,084	384
* Zumiez Inc.	9,723	377
Oxford Industries Inc.	6,801	374
* Stamps.com Inc.	6,593	370
* Carmike Cinemas Inc.	11,318	354
* Biglari Holdings Inc.	809	352
* Smith & Wesson Holding Corp.	25,889	350
* Cooper-Standard Holding Inc.	6,402	347
AMC Entertainment Holdings Inc.	9,935	342
* EW Scripps Co. Class A	14,624	337
* Conn's Inc.	12,953	335
Remy International Inc.	14,540	333
Capella Education Co.	5,113	331
* Regis Corp.	20,419	328

2

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2015

			Market
			Value
		Shares	($000)
	Callaway Golf Co.	36,419	327
	Fred's Inc. Class A	17,364	324
	Stage Stores Inc.	14,929	320
	Ethan Allen Interiors Inc.	11,832	317
*	Scientific Games Corp. Class A	23,368	316
*	Strayer Education Inc.	5,076	309
*	FTD Cos. Inc.	8,859	308
*	American Woodmark Corp.	5,838	307
*	MarineMax Inc.	11,785	299
*	Cavco Industries Inc.	4,150	297
*	Francesca's Holdings Corp.	19,796	297
*	Steiner Leisure Ltd.	6,430	297
	Winnebago Industries Inc.	12,743	296
*,^	Chegg Inc.	34,881	283
*	Orbitz Worldwide Inc.	24,409	283
*	Lands' End Inc.	7,708	283
*	K12 Inc.	16,155	274
*	Cumulus Media Inc. Class A	68,225	272
*	American Public Education Inc.	8,258	268
*	Tower International Inc.	9,660	262
*	Rentrak Corp.	4,724	259
*	Gray Television Inc.	23,543	258
	Ruth's Hospitality Group Inc.	16,867	257
*	HealthStream Inc.	9,861	255
	Viad Corp.	9,587	255
*	Caesars Entertainment Corp.	23,985	254
*	Journal Communications Inc. Class A	21,260	253
*	M/I Homes Inc.	11,565	252
*	RealD Inc.	19,024	248
	Nutrisystem Inc.	13,474	232
	World Wrestling Entertainment Inc. Class A	14,099	232
*	Nautilus Inc.	14,744	225
	Inter Parfums Inc.	7,881	224
*	Del Frisco's Restaurant Group Inc.	11,146	224
*	Pep Boys-Manny Moe & Jack	25,116	223
	Arctic Cat Inc.	6,112	223
	Movado Group Inc.	8,584	221
	Haverty Furniture Cos. Inc.	9,552	220
*	Travelport Worldwide Ltd.	13,756	219
*	Motorcar Parts of America Inc.	8,193	215
*	Beazer Homes USA Inc.	12,576	214
	Stein Mart Inc.	13,024	214
	Superior Industries International Inc.	10,952	213
*	Hovnanian Enterprises Inc. Class A	55,379	207
*	Elizabeth Arden Inc.	12,319	206
*	Vera Bradley Inc.	10,281	206
*	Central Garden and Pet Co. Class A	20,514	199
*	XO Group Inc.	12,789	198
*	Citi Trends Inc.	7,425	198
*	America's Car-Mart Inc.	3,706	197
	Entravision Communications Corp. Class A	27,703	190
*	William Lyon Homes Class A	8,349	189
*	Ruby Tuesday Inc.	28,698	189
	ClubCorp Holdings Inc.	10,415	185
*	Revlon Inc. Class A	5,430	183
	Harte-Hanks Inc.	23,525	182
*	Eros International plc	10,690	181
*	Federal-Mogul Holdings Corp.	13,663	179
*	Chuy's Holdings Inc.	7,759	174
*	Blue Nile Inc.	5,815	174
	Shoe Carnival Inc.	7,062	173
	Marcus Corp.	8,643	168
	Carriage Services Inc. Class A	7,268	167
*	Kirkland's Inc.	7,021	167

3

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2015

			Market
			Value
		Shares	($000)
*	Career Education Corp.	30,467	163
*	Caesars Acquisition Co. Class A	21,661	160
*	Eastman Kodak Co.	8,393	158
*	Stoneridge Inc.	13,381	155
*,^	Container Store Group Inc.	8,207	151
*	Aeropostale Inc.	37,390	151
*,^	Weight Watchers International Inc.	12,947	147
*	1-800-Flowers.com Inc. Class A	11,698	146
*	Tile Shop Holdings Inc.	12,691	140
*	Entercom Communications Corp. Class A	12,027	137
*	Wayfair Inc.	5,802	135
*	Carrols Restaurant Group Inc.	17,006	134
*	Angie's List Inc.	19,739	133
	National Presto Industries Inc.	2,185	133
*	Perry Ellis International Inc.	5,603	132
*	Quiksilver Inc.	61,461	129
*	Overstock.com Inc.	5,629	128
*	WCI Communities Inc.	5,307	127
*	EVINE Live Inc.	19,974	126
*	Jamba Inc.	8,335	126
	Speedway Motorsports Inc.	5,309	126
	CSS Industries Inc.	4,348	126
*	Build-A-Bear Workshop Inc.	5,579	121
*	Isle of Capri Casinos Inc.	9,676	121
*	Nathan's Famous Inc.	1,470	120
*	Vince Holding Corp.	5,039	115
*	Bravo Brio Restaurant Group Inc.	8,671	113
*	QuinStreet Inc.	16,759	112
	Big 5 Sporting Goods Corp.	8,543	109
	Strattec Security Corp.	1,570	107
*	Morgans Hotel Group Co.	13,659	106
	Destination Maternity Corp.	6,299	103
*	Reading International Inc. Class A	7,938	103
*	Skullcandy Inc.	9,604	100
*	Rosetta Stone Inc.	9,607	99
*	Dave & Buster's Entertainment Inc.	3,103	97
	Universal Technical Institute Inc.	9,827	97
*	Daily Journal Corp.	492	95
*	SFX Entertainment Inc.	19,997	95
	Winmark Corp.	1,148	94
*,^	El Pollo Loco Holdings Inc.	3,732	92
*	LGI Homes Inc.	6,472	92
*	Potbelly Corp.	6,761	91
*	Zoe's Kitchen Inc.	2,641	91
*	Noodles & Co. Class A	4,901	89
*	Central European Media Enterprises Ltd. Class A	31,441	89
*	Franklin Covey Co.	4,956	89
*	West Marine Inc.	7,767	87
*	Christopher & Banks Corp.	17,424	87
*,^	Habit Restaurants Inc. Class A	2,637	87
*	Monarch Casino & Resort Inc.	4,727	86
*	2U Inc.	4,646	86
*	VOXX International Corp. Class A	9,461	81
*	Fox Factory Holding Corp.	5,393	80
	Weyco Group Inc.	2,970	80
*	Sizmek Inc.	9,968	79
*,^	ITT Educational Services Inc.	10,575	78
*	Sequential Brands Group Inc.	7,639	77
*	Malibu Boats Inc. Class A	3,792	77
*	LeapFrog Enterprises Inc.	29,538	76
	Johnson Outdoors Inc. Class A	2,261	76
	AH Belo Corp. Class A	8,605	75
*	Destination XL Group Inc.	15,830	75
	Lifetime Brands Inc.	4,666	75

4

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
* Black Diamond Inc.	10,289	75
* Bridgepoint Education Inc.	7,269	74
* Lee Enterprises Inc.	24,409	73
* Norcraft Cos. Inc.	3,493	72
Collectors Universe Inc.	3,120	71
* Sears Hometown and Outlet Stores Inc.	5,248	70
* Fuel Systems Solutions Inc.	6,409	69
Escalade Inc.	4,482	69
* Pacific Sunwear of California Inc.	24,738	69
Flexsteel Industries Inc.	2,206	66
Saga Communications Inc. Class A	1,638	65
* Boot Barn Holdings Inc.	2,649	65
* Famous Dave's of America Inc.	2,118	65
* McClatchy Co. Class A	27,647	64
* Martha Stewart Living Omnimedia Inc. Class A	13,463	64
* New Home Co. Inc.	4,300	62
Marchex Inc. Class B	14,860	61
* Systemax Inc.	4,984	60
* JAKKS Pacific Inc.	8,732	58
* Intrawest Resorts Holdings Inc.	6,082	57
* Tilly's Inc. Class A	4,553	57
* Crown Media Holdings Inc. Class A	15,786	54
* Townsquare Media Inc. Class A	4,053	54
* Coupons.com Inc.	5,457	53
bebe stores inc	14,213	52
* Cenveo Inc.	24,646	52
* Hemisphere Media Group Inc.	3,916	49
* Liberty Tax Inc.	1,728	49
* Dex Media Inc.	6,737	45
* Gaiam Inc. Class A	6,785	43
Bon-Ton Stores Inc.	7,314	41
Marine Products Corp.	4,918	40
* hhgregg Inc.	5,795	37
* Empire Resorts Inc.	6,827	37
* Papa Murphy's Holdings Inc.	2,642	35
Salem Media Group Inc. Class A	4,762	35
* Century Communities Inc.	1,818	34
* Sportsman's Warehouse Holdings Inc.	4,405	32
* New York & Co. Inc.	13,153	29
* Radio One Inc.	10,457	27
* Care.com Inc.	3,173	25
* Ignite Restaurant Group Inc.	3,276	23
* TubeMogul Inc.	1,602	22
* Speed Commerce Inc.	20,858	15
* ReachLocal Inc.	4,896	15
		121,352
Consumer Staples (2.9%)
* United Natural Foods Inc.	23,184	1,925
* TreeHouse Foods Inc.	19,667	1,643
Casey's General Stores Inc.	18,009	1,580
* Post Holdings Inc.	24,423	1,208
* Boston Beer Co. Inc. Class A	3,893	1,042
* SUPERVALU Inc.	95,016	939
Sanderson Farms Inc.	10,796	920
Vector Group Ltd.	35,060	808
Lancaster Colony Corp.	8,590	785
* Fresh Market Inc.	19,947	759
Core-Mark Holding Co. Inc.	10,736	755
B&G Foods Inc.	25,064	718
J&J Snack Foods Corp.	6,961	704
Dean Foods Co.	43,503	701
Snyder's-Lance Inc.	22,217	685
Fresh Del Monte Produce Inc.	16,884	595
Andersons Inc.	13,132	581

5

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2015

			Market
			Value
		Shares	($000)
	WD-40 Co.	6,991	568
	Cal-Maine Foods Inc.	14,566	548
*	Seaboard Corp.	133	533
	Universal Corp.	10,845	520
	SpartanNash Co.	17,643	468
*	Pantry Inc.	10,924	401
*	Boulder Brands Inc.	28,485	294
	Tootsie Roll Industries Inc.	8,871	293
	Calavo Growers Inc.	6,834	287
*	Diamond Foods Inc.	10,223	276
*	USANA Health Sciences Inc.	2,613	261
	Weis Markets Inc.	5,229	247
	Ingles Markets Inc. Class A	5,409	234
	Coca-Cola Bottling Co. Consolidated	2,201	230
*	Diplomat Pharmacy Inc.	7,030	211
*	Medifast Inc.	5,538	175
*	Chefs' Warehouse Inc.	8,517	173
	PetMed Express Inc.	9,131	141
	John B Sanfilippo & Son Inc.	3,730	138
*	Natural Grocers by Vitamin Cottage Inc.	4,438	131
*	National Beverage Corp.	5,173	116
	Limoneira Co.	5,075	106
	Orchids Paper Products Co.	3,654	103
*,^	Freshpet Inc.	5,494	101
*	Omega Protein Corp.	9,471	101
*	Seneca Foods Corp. Class A	3,695	100
*	Smart & Final Stores Inc.	6,169	93
	Village Super Market Inc. Class A	3,337	92
*	Farmer Bros Co.	3,385	82
*	Inventure Foods Inc.	7,208	73
*	Roundy's Inc.	17,774	72
	Nature's Sunshine Products Inc.	4,967	65
*	Nutraceutical International Corp.	3,916	64
*	Craft Brew Alliance Inc.	4,840	61
	Alico Inc.	1,317	60
	Liberator Medical Holdings Inc.	14,255	55
*	Fairway Group Holdings Corp.	9,509	53
*	Synutra International Inc.	7,889	45
*	Lifeway Foods Inc.	2,108	39
*	Alliance One International Inc.	39,898	38
	Female Health Co.	9,916	34
*	22nd Century Group Inc.	18,667	15
*	PhotoMedex Inc.	6,329	11
			24,056
Energy (3.1%)
	SemGroup Corp. Class A	19,867	1,536
*	Diamondback Energy Inc.	20,604	1,467
	Western Refining Inc.	24,893	1,172
	Delek US Holdings Inc.	27,767	1,035
*	Carrizo Oil & Gas Inc.	21,292	1,013
	Exterran Holdings Inc.	27,485	892
*	PDC Energy Inc.	16,662	861
*	Helix Energy Solutions Group Inc.	49,568	765
*	Matador Resources Co.	34,131	739
*	SEACOR Holdings Inc.	8,655	628
	SunCoke Energy Inc.	30,951	565
*	Forum Energy Technologies Inc.	27,760	542
*	Rosetta Resources Inc.	28,515	506
*	Bonanza Creek Energy Inc.	18,372	495
	TerraForm Power Inc. Class A	13,375	465
*	Synergy Resources Corp.	37,839	452
*	Stone Energy Corp.	26,369	447
*	Flotek Industries Inc.	25,368	433
	Green Plains Inc.	17,640	410

6

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2015

			Market
			Value
		Shares	($000)
*	Newpark Resources Inc.	39,821	377
*	Parsley Energy Inc. Class A	25,020	373
*	Hornbeck Offshore Services Inc.	17,166	358
	CARBO Ceramics Inc.	9,345	341
*	Sanchez Energy Corp.	23,455	314
*	RSP Permian Inc.	10,990	299
*	C&J Energy Services Inc.	21,218	289
*	McDermott International Inc.	109,457	274
*	Northern Oil and Gas Inc.	28,556	246
*,^	Magnum Hunter Resources Corp.	91,279	241
*	Cloud Peak Energy Inc.	28,497	236
*	Halcon Resources Corp.	121,977	234
*	Matrix Service Co.	12,354	230
*	Bill Barrett Corp.	22,817	229
*	TETRA Technologies Inc.	36,920	220
*	Era Group Inc.	9,631	212
^	Energy XXI Ltd.	43,011	204
*	Penn Virginia Corp.	30,682	204
*	Westmoreland Coal Co.	7,027	198
*	Clean Energy Fuels Corp.	32,896	198
*	Contango Oil & Gas Co.	8,158	192
*	Callon Petroleum Co.	25,333	185
*	RigNet Inc.	5,644	178
*	Parker Drilling Co.	56,742	175
	Tesco Corp.	16,234	173
*	EnerNOC Inc.	12,762	172
	Civeo Corp.	43,526	172
	Alon USA Energy Inc.	11,849	165
*	REX American Resources Corp.	2,965	161
*	Pioneer Energy Services Corp.	29,353	156
*	Triangle Petroleum Corp.	30,846	153
^	EXCO Resources Inc.	71,027	149
*,^	FuelCell Energy Inc.	109,590	144
*,^	Approach Resources Inc.	18,461	143
*	ION Geophysical Corp.	61,637	141
*	Renewable Energy Group Inc.	15,609	139
*	Clayton Williams Energy Inc.	2,762	136
	Panhandle Oil and Gas Inc. Class A	6,642	134
*	Abraxas Petroleum Corp.	43,564	133
*	Alpha Natural Resources Inc.	103,538	132
*	Arch Coal Inc.	99,856	131
*	Trecora Resources	8,874	128
*	Key Energy Services Inc.	61,443	126
*	Willbros Group Inc.	19,140	121
*	PowerSecure International Inc.	10,887	121
^	Comstock Resources Inc.	22,377	116
*	Geospace Technologies Corp.	6,201	116
*	VAALCO Energy Inc.	23,665	115
*	Enphase Energy Inc.	8,285	114
*	Natural Gas Services Group Inc.	5,824	112
*	Rex Energy Corp.	22,612	111
*	Capstone Turbine Corp.	154,411	109
	Gulf Island Fabrication Inc.	6,804	109
*	Basic Energy Services Inc.	14,541	108
*	Pacific Ethanol Inc.	10,858	100
	W&T Offshore Inc.	16,593	99
*	Eclipse Resources Corp.	13,763	99
*	Gastar Exploration Inc.	32,170	97
*,^	Solazyme Inc.	35,592	95
*	Ring Energy Inc.	9,154	87
	Nordic American Offshore Ltd.	8,287	78
*	FMSA Holdings Inc.	11,464	77
*	PetroQuest Energy Inc.	26,460	77
*	Vivint Solar Inc.	9,448	76

7

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2015

			Market
			Value
		Shares	($000)
*,^	Goodrich Petroleum Corp.	16,336	73
*	Swift Energy Co.	20,830	65
	Adams Resources & Energy Inc.	969	65
	Hallador Energy Co.	4,854	61
	Evolution Petroleum Corp.	8,891	61
*	Ameresco Inc. Class A	8,938	56
	North Atlantic Drilling Ltd.	33,794	54
*	Isramco Inc.	417	51
*	TransAtlantic Petroleum Ltd.	10,246	49
*	FX Energy Inc.	24,373	48
*	Jones Energy Inc. Class A	5,298	45
*	Warren Resources Inc.	33,553	41
*	Resolute Energy Corp.	36,676	39
*	Mitcham Industries Inc.	5,818	37
*	Vantage Drilling Co.	94,798	35
*	Hercules Offshore Inc.	72,536	33
*,^	Amyris Inc.	11,996	32
^	Walter Energy Inc.	30,466	29
*	Emerald Oil Inc.	25,785	29
*	Independence Contract Drilling Inc.	4,678	27
*	Nuverra Environmental Solutions Inc.	6,754	25
*	Miller Energy Resources Inc.	13,883	23
*	Midstates Petroleum Co. Inc.	16,848	18
*	Glori Energy Inc.	5,514	17
*	Profire Energy Inc.	6,100	13
*	BPZ Resources Inc.	53,673	13
*	Harvest Natural Resources Inc.	19,049	11
*	American Eagle Energy Corp.	13,767	8
*	Global Geophysical Services Inc.	127	—
			26,413
Financial Services (24.6%)
	LaSalle Hotel Properties	52,045	2,026
	RLJ Lodging Trust	61,010	1,941
*	WEX Inc.	18,102	1,937
	Investors Bancorp Inc.	167,254	1,920
	Highwoods Properties Inc.	42,003	1,916
	CubeSmart	75,702	1,756
	First American Financial Corp.	49,938	1,749
	Prosperity Bancshares Inc.	32,606	1,687
*	Stifel Financial Corp.	30,649	1,679
	Sunstone Hotel Investors Inc.	95,783	1,671
*	Strategic Hotels & Resorts Inc.	125,081	1,641
	EPR Properties	26,733	1,631
	Pebblebrook Hotel Trust	33,424	1,624
	CNO Financial Group Inc.	95,966	1,560
	Sun Communities Inc.	22,377	1,512
	Medical Properties Trust Inc.	96,858	1,466
	Geo Group Inc.	33,833	1,460
	Webster Financial Corp.	42,094	1,453
	Bank of the Ozarks Inc.	39,699	1,453
*	MGIC Investment Corp.	157,773	1,440
	Sovran Self Storage Inc.	15,373	1,415
	Radian Group Inc.	89,018	1,407
	MarketAxess Holdings Inc.	17,588	1,400
	FirstMerit Corp.	77,067	1,399
	DCT Industrial Trust Inc.	38,339	1,383
*	Euronet Worldwide Inc.	23,825	1,346
	Primerica Inc.	25,458	1,343
	DiamondRock Hospitality Co.	91,200	1,321
	Umpqua Holdings Corp.	77,867	1,288
	Fair Isaac Corp.	15,031	1,279
	Healthcare Realty Trust Inc.	44,807	1,279
	Colony Financial Inc.	50,120	1,264
	National Health Investors Inc.	17,493	1,245

8

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
Ryman Hospitality Properties Inc.	20,286	1,219
United Bankshares Inc.	32,266	1,208
Susquehanna Bancshares Inc.	87,765	1,177
* PRA Group Inc.	23,332	1,169
PrivateBancorp Inc.	33,459	1,162
Janus Capital Group Inc.	69,889	1,152
First Citizens BancShares Inc. Class A	4,495	1,134
Hancock Holding Co.	38,502	1,127
Cousins Properties Inc.	102,931	1,104
First Industrial Realty Trust Inc.	51,541	1,097
Acadia Realty Trust	31,832	1,087
Advent Software Inc.	24,089	1,064
FNB Corp.	81,161	1,041
Lexington Realty Trust	96,069	1,040
Wintrust Financial Corp.	21,762	1,025
Valley National Bancorp	105,731	1,015
BancorpSouth Inc.	44,994	1,007
* Western Alliance Bancorp	35,343	1,003
Washington Federal Inc.	47,392	1,001
New Residential Investment Corp.	66,216	1,001
* Texas Capital Bancshares Inc.	21,409	994
American Equity Investment Life Holding Co.	34,815	992
Hudson Pacific Properties Inc.	30,663	980
RLI Corp.	20,175	976
MB Financial Inc.	31,119	971
Financial Engines Inc.	23,932	964
Cathay General Bancorp	37,236	962
DuPont Fabros Technology Inc.	29,880	936
WisdomTree Investments Inc.	50,050	935
Iberiabank Corp.	14,703	928
EastGroup Properties Inc.	14,698	926
Alexander & Baldwin Inc.	22,663	916
Chesapeake Lodging Trust	25,726	915
Invesco Mortgage Capital Inc.	57,191	913
UMB Financial Corp.	17,659	910
Chambers Street Properties	111,100	910
Sabra Health Care REIT Inc.	27,733	907
Kennedy-Wilson Holdings Inc.	33,397	894
Platinum Underwriters Holdings Ltd.	11,630	888
Washington REIT	30,988	878
* Blackhawk Network Holdings Inc. Class B	23,836	874
Glacier Bancorp Inc.	34,957	849
Capitol Federal Financial Inc.	67,220	834
Heartland Payment Systems Inc.	16,827	825
Hatteras Financial Corp.	44,891	824
Home BancShares Inc.	25,165	796
Symetra Financial Corp.	35,091	792
Evercore Partners Inc. Class A	15,401	789
New York REIT Inc.	75,434	784
First Financial Bankshares Inc.	29,750	782
Old National Bancorp	55,272	779
Mack-Cali Realty Corp.	41,278	776
CVB Financial Corp.	49,319	772
Equity One Inc.	28,647	767
EverBank Financial Corp.	42,419	763
Education Realty Trust Inc.	21,713	761
South State Corp.	11,263	761
* Cardtronics Inc.	20,667	756
Potlatch Corp.	18,893	754
Empire State Realty Trust Inc.	42,614	754
PS Business Parks Inc.	9,063	754
Columbia Banking System Inc.	26,732	753
AmTrust Financial Services Inc.	13,974	753
Kemper Corp.	20,326	748

9

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
Government Properties Income Trust	31,800	744
BGC Partners Inc. Class A	81,578	741
Redwood Trust Inc.	38,722	740
PennyMac Mortgage Investment Trust	34,479	739
Pennsylvania REIT	32,077	731
LTC Properties Inc.	16,241	725
Trustmark Corp.	31,426	724
Selective Insurance Group Inc.	26,214	714
Retail Opportunity Investments Corp.	42,116	705
Pinnacle Financial Partners Inc.	16,611	698
CYS Investments Inc.	75,739	688
American Assets Trust Inc.	16,696	685
Community Bank System Inc.	19,016	675
Ramco-Gershenson Properties Trust	36,031	674
STAG Industrial Inc.	26,564	663
* Hilltop Holdings Inc.	35,020	651
* First Cash Financial Services Inc.	13,484	649
Parkway Properties Inc.	36,642	645
Argo Group International Holdings Ltd.	13,457	645
EVERTEC Inc.	30,763	641
Associated Estates Realty Corp.	26,775	641
International Bancshares Corp.	25,446	630
Hersha Hospitality Trust Class A	93,854	630
FelCor Lodging Trust Inc.	57,962	624
National Penn Bancshares Inc.	58,171	624
* BofI Holding Inc.	7,035	622
Montpelier Re Holdings Ltd.	17,038	614
Gramercy Property Trust Inc.	87,041	614
Horace Mann Educators Corp.	19,028	613
Home Loan Servicing Solutions Ltd.	33,258	612
First Midwest Bancorp Inc.	35,194	602
Sterling Bancorp	42,411	582
* Enstar Group Ltd.	3,993	555
Altisource Residential Corp.	26,835	554
* Credit Acceptance Corp.	3,013	552
HFF Inc. Class A	15,346	546
Physicians Realty Trust	32,836	540
Capstead Mortgage Corp.	44,833	537
ARMOUR Residential REIT Inc.	167,749	533
Astoria Financial Corp.	40,468	531
Westamerica Bancorporation	12,326	531
Franklin Street Properties Corp.	41,972	530
* iStar Financial Inc.	39,694	526
Summit Hotel Properties Inc.	39,971	525
Northwest Bancshares Inc.	44,292	523
Chatham Lodging Trust	17,894	519
* Ambac Financial Group Inc.	20,848	519
Greenhill & Co. Inc.	13,267	514
Provident Financial Services Inc.	28,163	513
BBCN Bancorp Inc.	37,231	512
Park National Corp.	5,978	509
* St. Joe Co.	29,637	504
Independent Bank Corp.	11,892	497
WesBanco Inc.	15,186	497
NBT Bancorp Inc.	20,416	490
* Essent Group Ltd.	20,841	484
* Encore Capital Group Inc.	12,040	481
* Harbinger Group Inc.	38,865	479
Union Bankshares Corp.	21,662	474
First Financial Bancorp	26,995	471
Boston Private Financial Holdings Inc.	37,388	469
CoreSite Realty Corp.	9,823	466
Chemical Financial Corp.	15,325	462
Starwood Waypoint Residential Trust	18,298	461

10

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
* Eagle Bancorp Inc.	12,348	459
CyrusOne Inc.	15,382	457
Nelnet Inc. Class A	9,738	454
United Community Banks Inc.	23,394	445
Terreno Realty Corp.	20,083	443
American Capital Mortgage Investment Corp.	23,941	442
* Springleaf Holdings Inc.	11,479	441
Virtus Investment Partners Inc.	3,320	438
Banco Latinoamericano de Comercio Exterior SA	13,896	437
Inland Real Estate Corp.	40,830	437
Kite Realty Group Trust	15,382	436
* Greenlight Capital Re Ltd. Class A	13,255	434
Alexander's Inc.	984	433
Rexford Industrial Realty Inc.	26,840	431
LegacyTexas Financial Group Inc.	18,653	429
Select Income REIT	17,217	425
Renasant Corp.	14,728	419
* Piper Jaffray Cos.	7,650	419
Infinity Property & Casualty Corp.	5,384	418
Investors Real Estate Trust	52,389	401
Banner Corp.	9,158	400
Ashford Hospitality Trust Inc.	36,994	394
S&T Bancorp Inc.	13,900	394
Excel Trust Inc.	28,581	392
New York Mortgage Trust Inc.	49,468	391
* Investment Technology Group Inc.	16,876	380
First Merchants Corp.	16,794	379
Stewart Information Services Corp.	10,048	378
Cohen & Steers Inc.	9,062	378
First Commonwealth Financial Corp.	43,988	373
* Third Point Reinsurance Ltd.	26,560	373
Apollo Commercial Real Estate Finance Inc.	21,579	369
OFG Bancorp	21,055	367
* Navigators Group Inc.	4,902	366
Universal Insurance Holdings Inc.	14,593	363
AMERISAFE Inc.	8,735	363
Tompkins Financial Corp.	6,950	361
Safety Insurance Group Inc.	6,067	355
Employers Holdings Inc.	14,693	347
State Bank Financial Corp.	16,638	339
Northfield Bancorp Inc.	23,455	339
City Holding Co.	7,344	339
STORE Capital Corp.	14,947	338
Maiden Holdings Ltd.	23,452	336
Aviv REIT Inc.	9,269	333
First Potomac Realty Trust	27,487	328
WSFS Financial Corp.	4,170	324
* First BanCorp	49,072	323
Southside Bancshares Inc.	11,154	320
Brookline Bancorp Inc.	33,078	320
Berkshire Hills Bancorp Inc.	11,770	314
Simmons First National Corp. Class A	7,630	312
Wilshire Bancorp Inc.	32,594	310
Ameris Bancorp	11,832	310
National General Holdings Corp.	16,613	309
Towne Bank	19,888	308
Oritani Financial Corp.	21,403	306
Resource Capital Corp.	60,435	304
* World Acceptance Corp.	3,696	303
Sandy Spring Bancorp Inc.	11,762	303
National Bank Holdings Corp. Class A	16,239	303
Lakeland Financial Corp.	7,737	302
Rouse Properties Inc.	17,382	300
TrustCo Bank Corp. NY	44,341	300

11

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2015

			Market
			Value
		Shares	($000)
	Monmouth Real Estate Investment Corp.	26,287	296
	Cardinal Financial Corp.	15,030	294
	Hanmi Financial Corp.	14,902	294
*,^	Walter Investment Management Corp.	17,611	294
	Western Asset Mortgage Capital Corp.	19,504	293
	Cedar Realty Trust Inc.	39,025	292
	Universal Health Realty Income Trust	5,727	291
	Silver Bay Realty Trust Corp.	18,006	291
*	Capital Bank Financial Corp.	10,885	289
*	Cowen Group Inc. Class A	54,337	287
	United Financial Bancorp Inc.	22,928	284
	RAIT Financial Trust	38,545	284
	Urstadt Biddle Properties Inc. Class A	12,409	282
	United Fire Group Inc.	9,682	279
	Cash America International Inc.	12,926	279
	Flushing Financial Corp.	14,218	278
*	Enova International Inc.	11,830	273
	Anworth Mortgage Asset Corp.	51,936	272
	Cass Information Systems Inc.	5,393	271
*	KCG Holdings Inc. Class A	21,351	269
*	Customers Bancorp Inc.	11,954	265
	Agree Realty Corp.	8,045	264
	National Western Life Insurance Co. Class A	1,047	263
*	American Residential Properties Inc.	15,092	262
	FBL Financial Group Inc. Class A	4,519	261
	Washington Trust Bancorp Inc.	6,936	260
	Arlington Asset Investment Corp. Class A	10,222	255
*	Ezcorp Inc. Class A	24,218	253
	AG Mortgage Investment Trust Inc.	13,383	252
	Trico Bancshares	10,437	249
	Saul Centers Inc.	4,585	247
*	Xoom Corp.	14,461	247
	Dime Community Bancshares Inc.	15,502	241
	Community Trust Bancorp Inc.	7,359	240
	Apollo Residential Mortgage Inc.	15,116	240
	Campus Crest Communities Inc.	30,641	239
*	Forestar Group Inc.	16,346	235
*	First NBC Bank Holding Co.	7,057	231
	Stock Yards Bancorp Inc.	6,926	230
	GAMCO Investors Inc.	3,042	230
	Heartland Financial USA Inc.	7,432	228
	Heritage Financial Corp.	14,108	227
*	Green Dot Corp. Class A	14,562	226
*	Global Cash Access Holdings Inc.	31,175	222
	1st Source Corp.	7,092	219
	First Interstate BancSystem Inc. Class A	8,276	218
	Getty Realty Corp.	12,099	218
	Westwood Holdings Group Inc.	3,483	218
	Dynex Capital Inc.	25,947	216
	First Busey Corp.	34,084	216
	Waterstone Financial Inc.	16,345	210
	HCI Group Inc.	4,296	203
	QTS Realty Trust Inc. Class A	5,666	203
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	12,093	201
	Meadowbrook Insurance Group Inc.	23,870	200
*	OM Asset Management plc	11,110	200
*	INTL. FCStone Inc.	7,324	199
	BancFirst Corp.	3,335	198
	Ashford Hospitality Prime Inc.	12,059	196
	Centerstate Banks Inc.	16,623	195
	Great Western Bancorp Inc.	8,439	194
	United Insurance Holdings Corp.	7,920	193
	CoBiz Financial Inc.	17,064	193
	Lakeland Bancorp Inc.	17,669	192

12

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
Diamond Hill Investment Group Inc.	1,355	191
Bryn Mawr Bank Corp.	6,367	191
ConnectOne Bancorp Inc.	10,323	188
Central Pacific Financial Corp.	8,187	188
* Yadkin Financial Corp.	9,710	187
Enterprise Financial Services Corp.	9,264	186
Great Southern Bancorp Inc.	4,959	186
* PICO Holdings Inc.	10,766	185
Hudson Valley Holding Corp.	7,055	183
MainSource Financial Group Inc.	9,740	182
* Safeguard Scientifics Inc.	9,878	182
German American Bancorp Inc.	6,331	182
Federated National Holding Co.	6,271	181
First Financial Corp.	5,295	178
* Ladenburg Thalmann Financial Services Inc.	45,495	176
* Beneficial Bancorp Inc.	15,473	175
* NMI Holdings Inc. Class A	23,975	175
State Auto Financial Corp.	7,269	172
Metro Bancorp Inc.	6,812	172
Whitestone REIT	10,734	169
RE/MAX Holdings Inc.	5,108	167
* Blue Hills Bancorp Inc.	12,931	166
Banc of California Inc.	15,199	166
CareTrust REIT Inc.	12,977	165
Gladstone Commercial Corp.	8,880	161
Clifton Bancorp Inc.	11,983	159
* HomeTrust Bancshares Inc.	10,033	158
Independent Bank Group Inc.	4,346	157
First Bancorp	8,916	157
* LendingTree Inc.	2,939	156
Ares Commercial Real Estate Corp.	12,939	155
Federal Agricultural Mortgage Corp.	4,850	155
OneBeacon Insurance Group Ltd. Class A	10,258	154
Mercantile Bank Corp.	8,092	154
BNC Bancorp	9,321	151
Bank Mutual Corp.	21,065	151
Peoples Financial Services Corp.	3,642	151
* Tejon Ranch Co.	6,118	150
Peoples Bancorp Inc.	6,302	150
Southwest Bancorp Inc.	8,954	149
* Phoenix Cos. Inc.	2,578	148
* Citizens Inc. Class A	19,904	146
CorEnergy Infrastructure Trust Inc.	21,367	144
Bank of Kentucky Financial Corp.	3,011	143
Preferred Bank	5,308	143
Bank of Marin Bancorp	2,843	143
Financial Institutions Inc.	6,269	141
First Defiance Financial Corp.	4,370	140
* Bancorp Inc.	14,965	140
Univest Corp. of Pennsylvania	7,351	140
Peapack Gladstone Financial Corp.	7,072	139
* Walker & Dunlop Inc.	8,663	139
* Marcus & Millichap Inc.	3,746	138
Park Sterling Corp.	20,209	137
West Bancorporation Inc.	7,752	136
* Flagstar Bancorp Inc.	9,178	136
First of Long Island Corp.	5,462	134
Independent Bank Corp.	10,373	132
Arrow Financial Corp.	4,948	132
One Liberty Properties Inc.	5,564	132
Stonegate Bank	4,503	131
Bridge Bancorp Inc.	5,273	131
Camden National Corp.	3,358	128
First Community Bancshares Inc.	7,915	127

13

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
* NewBridge Bancorp	15,215	126
* Ladder Capital Corp.	6,842	126
* Altisource Portfolio Solutions SA	6,155	124
Armada Hoffler Properties Inc.	11,469	124
* NewStar Financial Inc.	12,377	124
* Pacific Premier Bancorp Inc.	7,774	123
Fidelity Southern Corp.	7,748	122
Talmer Bancorp Inc. Class A	8,643	122
Crawford & Co. Class B	13,383	122
United Community Financial Corp.	23,289	121
* MoneyGram International Inc.	13,887	118
Suffolk Bancorp	5,239	118
* HomeStreet Inc.	6,813	118
* Seacoast Banking Corp. of Florida	8,683	115
* Altisource Asset Management Corp.	647	115
* PennyMac Financial Services Inc. Class A	6,527	114
Consolidated-Tomoka Land Co.	1,937	114
* Meridian Bancorp Inc.	9,193	114
* State National Cos. Inc.	11,999	112
CNB Financial Corp.	6,542	111
Pacific Continental Corp.	8,134	111
First Connecticut Bancorp Inc.	7,310	109
Citizens & Northern Corp.	5,621	108
Moelis & Co. Class A	3,334	107
* Global Indemnity plc	3,932	106
Republic Bancorp Inc. Class A	4,430	106
Calamos Asset Management Inc. Class A	8,282	106
* Anchor BanCorp Wisconsin Inc.	3,025	106
Penns Woods Bancorp Inc.	2,267	105
Fidelity & Guaranty Life	5,052	104
CatchMark Timber Trust Inc. Class A	8,608	104
Guaranty Bancorp	6,767	103
Horizon Bancorp	4,458	101
Charter Financial Corp.	8,712	101
BankFinancial Corp.	8,439	101
Meta Financial Group Inc.	2,812	100
* CU Bancorp	4,845	100
Gain Capital Holdings Inc.	10,476	99
OceanFirst Financial Corp.	6,066	99
Baldwin & Lyons Inc.	4,213	98
Oppenheimer Holdings Inc. Class A	4,613	97
* TriState Capital Holdings Inc.	9,995	97
* FCB Financial Holdings Inc. Class A	3,744	95
* Bridge Capital Holdings	4,395	94
* Atlas Financial Holdings Inc.	5,205	94
National Bankshares Inc.	3,195	93
UMH Properties Inc.	9,780	93
Ames National Corp.	3,735	92
National Interstate Corp.	3,405	91
* FRP Holdings Inc.	2,987	91
Fox Chase Bancorp Inc.	5,554	91
American National Bankshares Inc.	4,016	91
* Square 1 Financial Inc. Class A	3,277	91
Sierra Bancorp	5,553	90
* FBR & Co.	3,684	89
MidWestOne Financial Group Inc.	3,104	89
* Kearny Financial Corp.	6,525	87
Territorial Bancorp Inc.	3,953	85
Kansas City Life Insurance Co.	1,818	85
First Business Financial Services Inc.	1,786	83
Heritage Oaks Bancorp	10,754	83
Heritage Commerce Corp.	9,500	80
Northrim BanCorp Inc.	3,351	79
* AV Homes Inc.	5,121	78

14

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
* eHealth Inc.	8,430	77
First Financial Northwest Inc.	6,382	77
EMC Insurance Group Inc.	2,427	76
* Regional Management Corp.	4,830	75
Capital City Bank Group Inc.	4,822	75
Manning & Napier Inc.	6,192	74
Merchants Bancshares Inc.	2,526	73
* Hallmark Financial Services Inc.	6,426	72
First Bancorp Inc.	4,352	72
Enterprise Bancorp Inc.	3,313	70
Macatawa Bank Corp.	12,978	70
* Nicholas Financial Inc.	4,691	70
* Sun Bancorp Inc.	3,708	69
* Cascade Bancorp	14,027	68
Opus Bank	2,321	68
* Consumer Portfolio Services Inc.	9,611	67
Trade Street Residential Inc.	8,402	66
* Stonegate Mortgage Corp.	6,466	65
Resource America Inc. Class A	6,716	62
* Heritage Insurance Holdings Inc.	3,121	62
Donegal Group Inc. Class A	4,026	62
Owens Realty Mortgage Inc.	4,872	61
Century Bancorp Inc. Class A	1,555	60
* CommunityOne Bancorp	5,849	59
* JG Wentworth Co. Class A	5,380	56
* BBX Capital Corp.	3,885	56
Old Line Bancshares Inc.	3,790	55
MidSouth Bancorp Inc.	3,761	54
* Higher One Holdings Inc.	15,976	53
* Ashford Inc.	375	52
RCS Capital Corp. Class A	4,271	49
* Republic First Bancorp Inc.	14,001	46
^ FXCM Inc. Class A	21,308	45
* Triumph Bancorp Inc.	3,534	45
Pzena Investment Management Inc. Class A	5,179	43
Independence Holding Co.	3,586	42
Silvercrest Asset Management Group Inc. Class A	2,635	37
Fifth Street Asset Management Inc.	2,753	36
Palmetto Bancshares Inc.	2,034	34
* UCP Inc.	3,688	34
* Blackhawk Network Holdings Inc.	826	31
* Trupanion Inc.	3,794	29
Medley Management Inc. Class A	2,753	29
ServisFirst Bancshares Inc.	846	27
* Tiptree Financial Inc. Class A	3,567	26
* Hampton Roads Bankshares Inc.	15,387	25
* C1 Financial Inc.	1,481	25
CIFC Corp.	3,091	25
* Green Bancorp Inc.	2,131	24
GFI Group Inc.	420	3
* Tejon Ranch Co. Warrants Exp. 08/31/2016	782	1
		206,481
Health Care (15.4%)
* Isis Pharmaceuticals Inc.	54,950	3,767
* Puma Biotechnology Inc.	10,870	2,315
* DexCom Inc.	35,073	2,130
* Team Health Holdings Inc.	32,808	1,945
* Pacira Pharmaceuticals Inc.	16,653	1,911
* WellCare Health Plans Inc.	20,526	1,864
* Cepheid	32,569	1,851
West Pharmaceutical Services Inc.	33,040	1,808
HealthSouth Corp.	41,160	1,789
STERIS Corp.	27,605	1,781
* PAREXEL International Corp.	26,603	1,715

15

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2015

			Market
			Value
		Shares	($000)
*	Akorn Inc.	29,092	1,565
*	Neurocrine Biosciences Inc.	39,405	1,539
*	ACADIA Pharmaceuticals Inc.	36,750	1,395
*,^	OPKO Health Inc.	92,102	1,341
*	Impax Laboratories Inc.	32,687	1,317
*	Receptos Inc.	10,259	1,299
*	Acadia Healthcare Co. Inc.	19,967	1,263
*	Medidata Solutions Inc.	25,301	1,217
*	Amsurg Corp.	19,787	1,189
*	ABIOMED Inc.	18,682	1,136
*	Bluebird Bio Inc.	11,560	1,102
*	Haemonetics Corp.	24,372	1,084
*	Synageva BioPharma Corp.	10,850	1,071
*	Celldex Therapeutics Inc.	41,540	1,061
	Owens & Minor Inc.	29,499	1,052
*	Novavax Inc.	111,626	1,021
*	Thoratec Corp.	25,056	1,020
*	NuVasive Inc.	21,822	998
*	Air Methods Corp.	18,354	973
	Chemed Corp.	8,225	958
*	Dyax Corp.	63,236	955
*	Exact Sciences Corp.	41,425	931
*	Prestige Brands Holdings Inc.	24,115	929
*	Molina Healthcare Inc.	14,074	896
*	Neogen Corp.	17,223	881
*	Clovis Oncology Inc.	11,488	878
*	Medicines Co.	30,249	870
*	Ironwood Pharmaceuticals Inc. Class A	56,075	866
*	Cyberonics Inc.	12,541	859
*	Insulet Corp.	25,965	824
*	Magellan Health Inc.	12,802	820
*	PTC Therapeutics Inc.	11,483	819
*	WebMD Health Corp.	18,063	796
*	Nektar Therapeutics	59,624	779
	Kindred Healthcare Inc.	36,384	772
*	Portola Pharmaceuticals Inc.	19,993	761
*	Lannett Co. Inc.	12,003	749
*	Globus Medical Inc.	30,658	744
*	Agios Pharmaceuticals Inc.	6,885	739
*	Halozyme Therapeutics Inc.	48,197	726
*,^	Intrexon Corp.	17,626	724
	Cantel Medical Corp.	15,767	716
*	HMS Holdings Corp.	40,764	715
*	Integra LifeSciences Holdings Corp.	11,658	700
^	Theravance Inc.	38,602	697
*,^	MannKind Corp.	106,411	694
*	HeartWare International Inc.	7,932	676
*	Anacor Pharmaceuticals Inc.	15,409	670
*	Acorda Therapeutics Inc.	19,379	656
*	Spectranetics Corp.	19,393	656
*	ExamWorks Group Inc.	16,186	654
	CONMED Corp.	12,681	651
*	Achillion Pharmaceuticals Inc.	53,214	646
	Abaxis Inc.	10,477	638
*	Catalent Inc.	22,652	634
*	ARIAD Pharmaceuticals Inc.	77,106	627
*	Horizon Pharma plc	30,444	625
*	Greatbatch Inc.	11,616	617
*	Masimo Corp.	20,863	615
*	Omnicell Inc.	17,103	599
*	Depomed Inc.	27,124	595
*	Fluidigm Corp.	13,125	580
*,^	Keryx Biopharmaceuticals Inc.	47,259	575
*	Wright Medical Group Inc.	23,255	573

16

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2015

			Market
			Value
		Shares	($000)
*	Chimerix Inc.	14,103	571
*	ICU Medical Inc.	6,277	558
*	MedAssets Inc.	28,614	550
*	Natus Medical Inc.	15,003	537
*	Sangamo BioSciences Inc.	31,788	535
	PDL BioPharma Inc.	75,161	525
*	Array BioPharma Inc.	65,182	519
*	Arena Pharmaceuticals Inc.	112,921	509
*	Ligand Pharmaceuticals Inc.	9,183	506
*	AMAG Pharmaceuticals Inc.	10,230	504
	Analogic Corp.	5,806	503
	Select Medical Holdings Corp.	36,777	499
*	NxStage Medical Inc.	28,731	494
*	Merrimack Pharmaceuticals Inc.	45,921	492
*	Cambrex Corp.	14,339	491
*	AMN Healthcare Services Inc.	21,747	491
*	Cardiovascular Systems Inc.	12,937	488
*	Tetraphase Pharmaceuticals Inc.	12,290	485
*	TESARO Inc.	9,071	484
*	ZIOPHARM Oncology Inc.	42,375	477
*	Endologix Inc.	29,946	472
*	Cempra Inc.	14,111	467
	Ensign Group Inc.	10,532	464
*	Zeltiq Aesthetics Inc.	13,599	454
*	MiMedx Group Inc.	43,551	451
*	Insmed Inc.	23,260	431
*	Hanger Inc.	16,471	426
*	Emergent Biosolutions Inc.	13,612	408
*	Tornier NV	16,631	406
	Quality Systems Inc.	23,306	405
*	NewLink Genetics Corp.	9,378	404
*	Bio-Reference Laboratories Inc.	11,487	401
*	Affymetrix Inc.	34,133	399
*	Merit Medical Systems Inc.	20,248	397
*	Amedisys Inc.	12,853	388
*	Repligen Corp.	14,988	385
	Meridian Bioscience Inc.	19,437	385
*	Aegerion Pharmaceuticals Inc.	13,874	377
*	OvaScience Inc.	8,102	369
*	Omeros Corp.	17,557	366
*	Ophthotech Corp.	6,536	351
*	PharMerica Corp.	14,030	351
*	IPC Healthcare Inc.	8,015	347
*	Infinity Pharmaceuticals Inc.	22,707	345
*	Quidel Corp.	13,335	342
*	Capital Senior Living Corp.	13,610	340
*	KYTHERA Biopharmaceuticals Inc.	8,154	339
*	BioCryst Pharmaceuticals Inc.	32,778	334
*	Healthways Inc.	14,848	332
*	Prothena Corp. plc	12,467	331
*	Auspex Pharmaceuticals Inc.	4,921	331
*	MacroGenics Inc.	9,504	329
*,^	Orexigen Therapeutics Inc.	57,316	323
*	Accuray Inc.	35,998	323
*	Cynosure Inc. Class A	10,441	318
*	Acceleron Pharma Inc.	7,773	316
*	Foundation Medicine Inc.	6,523	312
*	Momenta Pharmaceuticals Inc.	22,607	309
*	Relypsa Inc.	7,889	306
*	LDR Holding Corp.	7,817	306
	National HealthCare Corp.	4,843	305
*	ImmunoGen Inc.	40,141	305
*	BioDelivery Sciences International Inc.	19,576	294
	Invacare Corp.	15,077	286

17

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2015

			Market
			Value
		Shares	($000)
*	Insys Therapeutics Inc.	4,719	283
*	Kite Pharma Inc.	4,320	283
*	PRA Health Sciences Inc.	8,951	282
*	Orthofix International NV	8,664	281
*	TherapeuticsMD Inc.	55,411	281
*	Sagent Pharmaceuticals Inc.	10,239	278
*	Luminex Corp.	17,542	276
	Computer Programs & Systems Inc.	5,223	275
*	Raptor Pharmaceutical Corp.	29,293	272
*	Anika Therapeutics Inc.	6,782	271
*	Exelixis Inc.	91,774	269
*	Sarepta Therapeutics Inc.	19,028	264
*	Aratana Therapeutics Inc.	13,180	254
	Phibro Animal Health Corp. Class A	6,932	251
*	Providence Service Corp.	5,423	249
*	GenMark Diagnostics Inc.	19,498	248
*	Five Prime Therapeutics Inc.	9,367	241
	US Physical Therapy Inc.	5,687	241
*	Theravance Biopharma Inc.	11,030	240
*	Genomic Health Inc.	7,871	239
*	Vascular Solutions Inc.	8,121	237
	Atrion Corp.	723	235
*	Unilife Corp.	58,247	230
*	AtriCure Inc.	12,862	227
*	Geron Corp.	74,199	224
*	Triple-S Management Corp. Class B	11,732	221
*	ANI Pharmaceuticals Inc.	3,263	220
*	Dynavax Technologies Corp.	12,442	219
*	AngioDynamics Inc.	11,712	218
*	Rockwell Medical Inc.	21,510	215
*	Progenics Pharmaceuticals Inc.	32,801	214
*,^	Accelerate Diagnostics Inc.	10,383	208
*	Intra-Cellular Therapies Inc.	8,090	201
*	Inovio Pharmaceuticals Inc.	28,206	200
*	Cerus Corp.	41,302	197
*	BioScrip Inc.	32,265	197
*	Vanda Pharmaceuticals Inc.	18,181	196
*	Idera Pharmaceuticals Inc.	40,151	196
*	Ultragenyx Pharmaceutical Inc.	3,599	195
*,^	Arrowhead Research Corp.	25,782	194
*	Sequenom Inc.	55,298	194
*	Hyperion Therapeutics Inc.	6,526	193
*	Spectrum Pharmaceuticals Inc.	30,908	193
*	Cross Country Healthcare Inc.	14,853	192
*	Surgical Care Affiliates Inc.	5,881	191
*	OraSure Technologies Inc.	26,562	190
*	SciClone Pharmaceuticals Inc.	24,605	190
*	LHC Group Inc.	5,598	189
*	CorVel Corp.	5,300	188
*	Karyopharm Therapeutics Inc.	6,865	187
*	Universal American Corp.	19,763	183
*	TG Therapeutics Inc.	12,580	183
*	XenoPort Inc.	26,346	180
*	Albany Molecular Research Inc.	11,110	180
*	Enanta Pharmaceuticals Inc.	4,962	178
*	Esperion Therapeutics Inc.	2,830	177
*,^	Organovo Holdings Inc.	29,674	176
*	Radius Health Inc.	4,058	173
*	IGI Laboratories Inc.	14,975	173
*	Pacific Biosciences of California Inc.	27,358	172
	Landauer Inc.	4,320	165
*	Immunomedics Inc.	39,724	162
*	Pernix Therapeutics Holdings Inc.	15,054	162
*	CTI BioPharma Corp.	68,760	161

18

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2015

			Market
			Value
		Shares	($000)
*	XOMA Corp.	41,859	154
*	Nevro Corp.	3,692	154
*	ZS Pharma Inc.	3,103	153
*	Osiris Therapeutics Inc.	8,873	153
*	SurModics Inc.	6,145	148
*	Antares Pharma Inc.	56,595	148
*	Retrophin Inc.	10,186	144
*	OncoMed Pharmaceuticals Inc.	5,719	143
*	Zafgen Inc.	3,647	141
*	Agenus Inc.	28,162	138
*	Merge Healthcare Inc.	34,285	137
*	Heron Therapeutics Inc.	10,521	137
*	RTI Surgical Inc.	25,669	137
*	Otonomy Inc.	3,681	136
*	Epizyme Inc.	5,793	136
*	FibroGen Inc.	4,271	136
*	Almost Family Inc.	3,775	134
*	Synergy Pharmaceuticals Inc.	44,280	134
*	Aerie Pharmaceuticals Inc.	4,755	134
	CryoLife Inc.	12,726	133
*	Regulus Therapeutics Inc.	7,109	132
*,^	Northwest Biotherapeutics Inc.	17,798	131
*	RadNet Inc.	14,800	130
*	INC Research Holdings Inc. Class A	4,277	128
*	Avalanche Biotechnologies Inc.	3,537	128
*	Cytokinetics Inc.	16,240	125
*	Alder Biopharmaceuticals Inc.	4,633	125
*	Sucampo Pharmaceuticals Inc. Class A	7,940	122
*	Supernus Pharmaceuticals Inc.	13,254	119
*	STAAR Surgical Co.	17,330	119
*	Rigel Pharmaceuticals Inc.	39,616	118
*	Peregrine Pharmaceuticals Inc.	82,979	117
*	Neuralstem Inc.	31,117	117
*	BioTelemetry Inc.	11,944	115
*	Adeptus Health Inc. Class A	2,562	114
*	Sage Therapeutics Inc.	2,610	113
*	Navidea Biopharmaceuticals Inc.	68,217	111
*	Xencor Inc.	7,070	110
*	Exactech Inc.	4,702	110
*	Oxford Immunotec Global plc	7,776	109
*	ChemoCentryx Inc.	13,412	109
*	Lexicon Pharmaceuticals Inc.	115,808	109
*	AcelRx Pharmaceuticals Inc.	12,168	108
*	Threshold Pharmaceuticals Inc.	24,588	107
*	Repros Therapeutics Inc.	11,548	106
*	Ampio Pharmaceuticals Inc.	18,824	106
*	VIVUS Inc.	40,601	106
	Utah Medical Products Inc.	1,760	105
*	Stemline Therapeutics Inc.	6,844	104
*	Galena Biopharma Inc.	56,962	103
*	Civitas Solutions Inc.	5,363	102
*	Endocyte Inc.	17,122	99
*	Coherus Biosciences Inc.	3,120	99
*	BioTime Inc.	23,270	98
*	HealthEquity Inc.	4,753	96
*	Verastem Inc.	12,942	96
*	Mirati Therapeutics Inc.	4,005	95
*	AAC Holdings Inc.	2,637	95
*	Zogenix Inc.	55,584	93
*	Ocular Therapeutix Inc.	2,610	93
*	POZEN Inc.	12,318	90
*	Derma Sciences Inc.	10,610	84
*	K2M Group Holdings Inc.	3,994	82
*	Inogen Inc.	2,454	82

19

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2015

			Market
			Value
		Shares	($000)
*	CytRx Corp.	25,244	82
*	Corcept Therapeutics Inc.	24,108	80
*	Versartis Inc.	3,841	76
*	Genesis Healthcare Inc.	10,694	76
*	Ohr Pharmaceutical Inc.	9,520	73
*	Five Star Quality Care Inc.	19,719	72
*	Synta Pharmaceuticals Corp.	29,442	71
*	Intersect ENT Inc.	2,664	70
*	Alimera Sciences Inc.	12,752	67
*	Addus HomeCare Corp.	3,043	67
*	BioSpecifics Technologies Corp.	1,647	64
*	Flexion Therapeutics Inc.	2,785	64
*	Vital Therapies Inc.	2,829	63
*	Revance Therapeutics Inc.	3,887	62
*	Bio-Path Holdings Inc.	33,205	61
*	Immune Design Corp.	2,765	61
*	Oncothyreon Inc.	38,072	61
*	Dermira Inc.	3,581	60
*	Amphastar Pharmaceuticals Inc.	4,195	59
*	Applied Genetic Technologies Corp.	2,837	58
	National Research Corp. Class A	4,094	57
*	Calithera Biosciences Inc.	3,667	56
*	Alliance HealthCare Services Inc.	2,277	54
*	Atara Biotherapeutics Inc.	2,637	52
*	Sunesis Pharmaceuticals Inc.	22,414	50
*	Sientra Inc.	2,637	48
*	NanoViricides Inc.	18,169	48
*	NanoString Technologies Inc.	4,545	48
*	Enzo Biochem Inc.	15,301	47
*	T2 Biosystems Inc.	2,717	45
*	Castlight Health Inc. Class B	5,862	43
*	Tandem Diabetes Care Inc.	3,547	41
*	Dicerna Pharmaceuticals Inc.	1,695	41
*	Tokai Pharmaceuticals Inc.	2,713	41
*	NeoStem Inc.	10,721	40
*	Vitae Pharmaceuticals Inc.	3,338	39
*	TransEnterix Inc.	12,970	37
*	Imprivata Inc.	2,693	37
*	Ardelyx Inc.	2,242	35
*	Achaogen Inc.	3,123	35
*	TriVascular Technologies Inc.	3,365	35
*	Kindred Biosciences Inc.	5,087	34
*	Actinium Pharmaceuticals Inc.	10,616	33
*	Akebia Therapeutics Inc.	3,545	33
*	Pain Therapeutics Inc.	17,211	33
*,^	Cytori Therapeutics Inc.	29,152	33
*	Symmetry Surgical Inc.	4,253	31
*	Veracyte Inc.	3,445	30
*,^	Second Sight Medical Products Inc.	1,846	30
*	Galectin Therapeutics Inc.	8,154	28
*	Cara Therapeutics Inc.	2,601	27
*	Egalet Corp.	1,660	25
*	Cellular Dynamics International Inc.	4,397	24
*	Eleven Biotherapeutics Inc.	2,197	23
*	Adamas Pharmaceuticals Inc.	1,324	23
*	Loxo Oncology Inc.	1,646	21
*	Genocea Biosciences Inc.	1,877	16
	National Research Corp. Class B	386	13
*	Roka Bioscience Inc.	2,279	9
*	Regado Biosciences Inc.	6,988	8
			129,046
Materials & Processing (6.6%)
*	Graphic Packaging Holding Co.	153,014	2,309
	Belden Inc.	20,380	1,809

20

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
PolyOne Corp.	41,573	1,652
Axiall Corp.	32,590	1,509
Sensient Technologies Corp.	23,053	1,466
* Berry Plastics Group Inc.	41,910	1,438
Watsco Inc.	12,048	1,412
KapStone Paper and Packaging Corp.	39,519	1,362
* Polypore International Inc.	21,095	1,251
Minerals Technologies Inc.	16,112	1,180
* Louisiana-Pacific Corp.	65,883	1,109
HB Fuller Co.	23,460	1,049
Olin Corp.	36,939	1,036
* Rexnord Corp.	35,152	969
Mueller Industries Inc.	26,590	926
* Chemtura Corp.	33,813	888
Balchem Corp.	14,279	841
* Masonite International Corp.	13,672	839
Commercial Metals Co.	55,159	830
^ US Silica Holdings Inc.	25,228	818
* Stillwater Mining Co.	55,663	807
* Trex Co. Inc.	15,661	789
Simpson Manufacturing Co. Inc.	19,274	698
* Beacon Roofing Supply Inc.	23,037	692
Mueller Water Products Inc. Class A	74,411	682
RBC Bearings Inc.	10,866	674
Schweitzer-Mauduit International Inc.	14,224	666
* Boise Cascade Co.	18,358	654
Worthington Industries Inc.	23,934	646
Kaiser Aluminum Corp.	8,447	638
Interface Inc. Class A	31,092	628
Apogee Enterprises Inc.	13,590	623
Tronox Ltd. Class A	28,704	621
* Clearwater Paper Corp.	9,552	583
* Cabot Microelectronics Corp.	11,252	583
A Schulman Inc.	13,663	582
Innophos Holdings Inc.	10,267	576
Hecla Mining Co.	171,380	569
* Headwaters Inc.	34,355	564
* Resolute Forest Products Inc.	30,433	555
* Calgon Carbon Corp.	24,890	513
Universal Forest Products Inc.	9,382	507
Innospec Inc.	11,405	504
Quaker Chemical Corp.	6,184	502
Globe Specialty Metals Inc.	29,965	499
PH Glatfelter Co.	20,120	493
Neenah Paper Inc.	7,748	468
* Century Aluminum Co.	24,082	457
AAON Inc.	19,759	445
OM Group Inc.	15,019	432
* Ferro Corp.	33,609	428
* RTI International Metals Inc.	14,359	400
Stepan Co.	8,994	369
* Intrepid Potash Inc.	26,087	368
* AK Steel Holding Corp.	82,563	365
Materion Corp.	9,638	353
Deltic Timber Corp.	5,197	344
* LSB Industries Inc.	9,044	340
* Horsehead Holding Corp.	26,390	339
Comfort Systems USA Inc.	17,727	331
* Nortek Inc.	4,266	331
Quanex Building Products Corp.	16,237	318
* Kraton Performance Polymers Inc.	15,390	311
Griffon Corp.	18,857	308
Aceto Corp.	13,488	289
* Coeur Mining Inc.	48,481	283

21

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2015

			Market
			Value
		Shares	($000)
	Tredegar Corp.	11,760	242
	LB Foster Co. Class A	4,883	239
	Myers Industries Inc.	12,025	239
	Haynes International Inc.	5,808	235
	NN Inc.	8,388	232
*	PGT Inc.	22,364	227
*	Unifi Inc.	6,928	224
*	NCI Building Systems Inc.	13,188	222
*	Gibraltar Industries Inc.	14,648	215
*	Patrick Industries Inc.	3,814	211
*	US Concrete Inc.	6,662	203
	Hawkins Inc.	5,070	198
	Schnitzer Steel Industries Inc.	12,315	193
	Wausau Paper Corp.	20,184	190
	Insteel Industries Inc.	8,686	189
	Advanced Drainage Systems Inc.	6,925	188
	Zep Inc.	11,020	183
*	OMNOVA Solutions Inc.	22,683	181
*	Landec Corp.	12,243	171
	Koppers Holdings Inc.	9,568	154
	American Vanguard Corp.	13,031	147
*	Rentech Inc.	106,364	146
	Chase Corp.	3,254	140
	Global Brass & Copper Holdings Inc.	9,661	136
*	Ply Gem Holdings Inc.	9,663	133
	FutureFuel Corp.	10,232	126
*	Builders FirstSource Inc.	20,669	125
	Kronos Worldwide Inc.	9,478	116
*	Continental Building Products Inc.	5,301	111
*	Northwest Pipe Co.	4,302	104
*	Stock Building Supply Holdings Inc.	6,598	102
*	Senomyx Inc.	19,244	102
	Dynamic Materials Corp.	6,311	102
	KMG Chemicals Inc.	4,496	97
*	Trinseo SA	5,223	95
	Culp Inc.	4,319	94
*	AEP Industries Inc.	1,843	93
*	Handy & Harman Ltd.	1,851	78
	LSI Industries Inc.	9,819	77
*,^	Molycorp Inc.	82,389	77
*	Installed Building Products Inc.	4,139	72
	Ampco-Pittsburgh Corp.	3,843	72
*	Universal Stainless & Alloy Products Inc.	3,172	72
*	UFP Technologies Inc.	3,026	70
	Oil-Dri Corp. of America	2,206	67
	Noranda Aluminum Holding Corp.	20,067	66
	Olympic Steel Inc.	4,155	63
	United States Lime & Minerals Inc.	892	60
*	Dixie Group Inc.	6,777	60
*,^	Allied Nevada Gold Corp.	59,268	59
	Gold Resource Corp.	17,093	59
*	Shiloh Industries Inc.	3,755	47
	Omega Flex Inc.	1,326	38
*	Ryerson Holding Corp.	4,997	30
*	NL Industries Inc.	3,078	24
*	Aspen Aerogels Inc.	2,980	24
*	Marrone Bio Innovations Inc.	5,253	18
*	TCP International Holdings Ltd.	3,245	9
			55,067
Other (0.0%)[2]
*	Leap Wireless International Inc CVR	22,395	56
*	InfraREIT Inc.	1,725	47
*	Easterly Government Properties Inc.	2,800	45
*	Inovalon Holdings Inc. Class A	1,400	43

22

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
* Furiex Pharmaceuticals Inc. CVR	2,795	27
* Spark Therapeutics Inc.	418	24
* Juno Therapeutics Inc.	484	23
* Bellicum Pharmaceuticals Inc.	914	21
* Entellus Medical Inc.	864	19
* Avinger Inc.	1,223	14
* Flex Pharma Inc.	720	13
* Shake Shack Inc. Class A	280	12
* Hortonworks Inc.	417	10
* LendingClub Corp.	338	7
* Box Inc.	347	6
* Invitae Corp.	280	5
* Presbia plc	700	5
* Neothetics Inc.	720	5
* New Relic Inc.	140	5
* On Deck Capital Inc.	239	5
* Chelsea Therapeutics International Ltd. CVR Exp. 12/31/2016	31,094	3
* Cubist Pharmaceuticals, Inc. CVR	13,664	2
* Omthera Pharmaceuticals Inc. CVR	2,012	1
* Durata Therapeutics Inc. CVR Exp. 12/31/2018	680	1
		399
Producer Durables (13.0%)
* JetBlue Airways Corp.	115,867	1,992
MAXIMUS Inc.	31,624	1,873
HEICO Corp.	31,053	1,840
* Teledyne Technologies Inc.	17,541	1,769
* Esterline Technologies Corp.	14,873	1,753
Curtiss-Wright Corp.	22,558	1,637
* Generac Holdings Inc.	32,081	1,581
Deluxe Corp.	23,429	1,559
CLARCOR Inc.	23,603	1,553
Woodward Inc.	30,903	1,500
* Moog Inc. Class A	19,294	1,456
EMCOR Group Inc.	31,358	1,381
EnerSys	20,613	1,346
* Darling Ingredients Inc.	76,705	1,336
Corporate Executive Board Co.	15,773	1,234
Allegiant Travel Co. Class A	6,457	1,186
* Swift Transportation Co.	39,797	1,125
Healthcare Services Group Inc.	32,827	1,102
* XPO Logistics Inc.	24,594	1,086
HNI Corp.	21,112	1,077
* Advisory Board Co.	19,680	1,065
Convergys Corp.	47,514	1,062
Littelfuse Inc.	10,542	1,058
Bristow Group Inc.	16,660	1,032
Barnes Group Inc.	25,389	1,016
* On Assignment Inc.	25,320	967
* WageWorks Inc.	16,445	945
Knight Transportation Inc.	28,003	926
Mobile Mini Inc.	21,715	901
* Electronics For Imaging Inc.	21,821	886
Herman Miller Inc.	27,554	853
Applied Industrial Technologies Inc.	19,413	850
UniFirst Corp.	6,882	818
ABM Industries Inc.	26,076	811
Franklin Electric Co. Inc.	22,200	810
Matson Inc.	19,985	789
Forward Air Corp.	14,561	779
Greenbrier Cos. Inc.	12,943	761
* Proto Labs Inc.	10,557	750

23

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
United Stationers Inc.	18,358	741
* Huron Consulting Group Inc.	10,985	732
Tetra Tech Inc.	28,770	732
Actuant Corp. Class A	28,741	731
Watts Water Technologies Inc. Class A	13,237	728
Steelcase Inc. Class A	38,613	723
* Korn/Ferry International	23,196	710
* FTI Consulting Inc.	19,095	704
* Dycom Industries Inc.	15,874	704
EnPro Industries Inc.	10,619	698
MSA Safety Inc.	13,780	697
Aircastle Ltd.	30,119	695
* Hub Group Inc. Class A	17,164	693
* MasTec Inc.	30,770	679
* OSI Systems Inc.	9,309	675
* Itron Inc.	18,339	669
G&K Services Inc. Class A	9,291	669
Werner Enterprises Inc.	20,854	669
TAL International Group Inc.	15,904	664
Scorpio Tankers Inc.	76,127	659
Heartland Express Inc.	25,399	639
Brink's Co.	22,630	637
* TriMas Corp.	21,091	632
Harsco Corp.	37,617	620
* Astronics Corp.	8,810	613
Granite Construction Inc.	18,255	605
Brady Corp. Class A	22,350	603
* TASER International Inc.	25,108	590
* PHH Corp.	23,705	576
Tennant Co.	8,618	563
* UTi Worldwide Inc.	42,762	559
Insperity Inc.	10,621	550
AAR Corp.	18,509	544
AZZ Inc.	11,950	543
* GenCorp Inc.	27,976	540
* Atlas Air Worldwide Holdings Inc.	11,805	535
* ExlService Holdings Inc.	15,286	533
* Saia Inc.	11,561	532
Kaman Corp.	12,809	532
Exponent Inc.	6,125	530
MTS Systems Corp.	7,076	513
* Advanced Energy Industries Inc.	19,233	512
ArcBest Corp.	12,163	509
Cubic Corp.	9,616	503
* Chart Industries Inc.	14,313	500
Albany International Corp.	13,150	496
Lindsay Corp.	5,648	495
US Ecology Inc.	10,082	492
Federal Signal Corp.	29,416	485
* FARO Technologies Inc.	8,060	483
Knoll Inc.	22,656	481
ESCO Technologies Inc.	12,420	479
* Wabash National Corp.	32,240	472
John Bean Technologies Corp.	13,629	471
Briggs & Stratton Corp.	21,855	455
* Rush Enterprises Inc. Class A	16,129	450
Ship Finance International Ltd.	27,920	447
CIRCOR International Inc.	8,310	446
* TrueBlue Inc.	19,379	446
Standex International Corp.	5,975	433
* Sykes Enterprises Inc.	18,429	428
Nordic American Tankers Ltd.	41,715	427
* ACCO Brands Corp.	53,369	406
* Tutor Perini Corp.	17,437	406

24

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2015

			Market
			Value
		Shares	($000)
	Sun Hydraulics Corp.	10,413	403
	Badger Meter Inc.	6,753	394
	Multi-Color Corp.	5,771	394
*	ICF International Inc.	9,330	391
*	Hawaiian Holdings Inc.	21,075	390
	GasLog Ltd.	19,695	390
	McGrath RentCorp	12,101	387
*	Blount International Inc.	23,137	384
	Astec Industries Inc.	8,830	378
	Primoris Services Corp.	17,838	368
*	Wesco Aircraft Holdings Inc.	24,532	368
*	Team Inc.	9,565	367
*	Thermon Group Holdings Inc.	14,935	366
*	RPX Corp.	24,799	362
	Encore Wire Corp.	9,689	361
	Raven Industries Inc.	17,041	355
	SkyWest Inc.	24,230	354
	H&E Equipment Services Inc.	14,389	352
	Altra Industrial Motion Corp.	12,663	346
	General Cable Corp.	22,757	342
*	Roadrunner Transportation Systems Inc.	13,037	335
	Textainer Group Holdings Ltd.	10,098	326
	Resources Connection Inc.	18,233	323
*	Navigant Consulting Inc.	22,995	322
*	Aegion Corp. Class A	17,767	321
*	Echo Global Logistics Inc.	11,039	321
	Hyster-Yale Materials Handling Inc.	4,807	318
	Quad/Graphics Inc.	12,928	303
	DHT Holdings Inc.	43,777	302
*	Republic Airways Holdings Inc.	23,367	301
*	Engility Holdings Inc.	8,244	298
*	Modine Manufacturing Co.	22,380	290
*	Monster Worldwide Inc.	42,935	289
*	YRC Worldwide Inc.	14,626	288
*	Ascent Capital Group Inc. Class A	6,491	285
*	MYR Group Inc.	10,045	278
*	DXP Enterprises Inc.	6,056	277
	Kforce Inc.	11,375	268
*	TriNet Group Inc.	7,383	268
	Marten Transport Ltd.	11,305	262
	Celadon Group Inc.	9,956	261
*	Lydall Inc.	8,039	256
	Gorman-Rupp Co.	8,849	254
	Columbus McKinnon Corp.	9,401	250
	American Railcar Industries Inc.	4,422	248
*	Virgin America Inc.	7,032	246
*	Aerovironment Inc.	8,948	245
*,^	Plug Power Inc.	78,155	241
	Park-Ohio Holdings Corp.	4,129	238
	Douglas Dynamics Inc.	10,534	237
	Kadant Inc.	5,272	233
	Kelly Services Inc. Class A	12,974	225
*	Air Transport Services Group Inc.	24,416	220
*	GP Strategies Corp.	6,125	219
	Teekay Tankers Ltd. Class A	36,887	216
*	GrafTech International Ltd.	54,974	214
	Heidrick & Struggles International Inc.	8,661	207
	Gulfmark Offshore Inc.	12,601	207
	Titan International Inc.	20,690	207
*	TeleTech Holdings Inc.	8,329	202
	Forrester Research Inc.	5,198	196
	Argan Inc.	5,948	193
*	PHI Inc.	5,925	191
*	CAI International Inc.	7,841	190

25

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2015

			Market
			Value
		Shares	($000)
	FreightCar America Inc.	5,729	179
*	Great Lakes Dredge & Dock Corp.	28,549	174
	Ennis Inc.	12,305	172
*	CBIZ Inc.	18,818	166
	Navios Maritime Holdings Inc.	37,257	162
*	Scorpio Bulkers Inc.	63,024	161
*	SP Plus Corp.	6,955	157
*	Dice Holdings Inc.	17,559	154
	Kimball International Inc. Class B	16,047	153
	Alamo Group Inc.	3,049	153
	VSE Corp.	1,884	149
	Powell Industries Inc.	4,399	148
*	Quality Distribution Inc.	13,114	144
*	Mistras Group Inc.	7,411	140
*	CRA International Inc.	4,622	139
	Ceco Environmental Corp.	9,522	136
	Navios Maritime Acquisition Corp.	37,212	131
*	Orion Marine Group Inc.	12,408	127
	NACCO Industries Inc. Class A	2,234	125
*	Ducommun Inc.	4,920	122
*	Furmanite Corp.	17,600	122
*	ServiceSource International Inc.	32,850	122
	Barrett Business Services Inc.	3,246	121
*	Kratos Defense & Security Solutions Inc.	20,711	120
	CDI Corp.	6,375	117
*	Power Solutions International Inc.	2,028	115
	Miller Industries Inc.	5,123	114
*	Paylocity Holding Corp.	3,789	113
*	Titan Machinery Inc.	7,847	113
*	Liquidity Services Inc.	11,119	110
*	Maxwell Technologies Inc.	14,190	107
	Graham Corp.	4,712	107
*	Vicor Corp.	7,994	105
	Hackett Group Inc.	11,870	105
	Global Power Equipment Group Inc.	7,747	103
*	InnerWorkings Inc.	15,869	101
	Hurco Cos. Inc.	2,941	100
	Mesa Laboratories Inc.	1,349	100
*	Accuride Corp.	18,186	98
	Electro Rent Corp.	7,424	96
	Ardmore Shipping Corp.	8,172	86
*	USA Truck Inc.	2,833	86
	Houston Wire & Cable Co.	8,036	85
*	Vishay Precision Group Inc.	5,661	84
*	Xerium Technologies Inc.	4,979	79
*	Casella Waste Systems Inc. Class A	17,634	78
	Spartan Motors Inc.	15,564	78
	Knightsbridge Shipping Ltd.	15,623	77
*	PAM Transportation Services Inc.	1,457	76
	Universal Truckload Services Inc.	2,980	76
*	Frontline Ltd.	30,012	75
*	Manitex International Inc.	6,321	74
*	Commercial Vehicle Group Inc.	12,676	73
*	Performant Financial Corp.	13,473	71
	Marlin Business Services Corp.	3,768	71
	Twin Disc Inc.	3,786	70
*,^	ExOne Co.	4,491	68
*	LMI Aerospace Inc.	4,753	68
*	Control4 Corp.	5,172	67
	Safe Bulkers Inc.	17,613	67
*	PRGX Global Inc.	13,093	66
*	Layne Christensen Co.	9,327	61
*	Heritage-Crystal Clean Inc.	4,921	61
*	Energy Recovery Inc.	17,417	59

26

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2015

			Market
			Value
		Shares	($000)
	Information Services Group Inc.	14,782	58
	Preformed Line Products Co.	1,177	54
*	CUI Global Inc.	9,337	53
*	Neff Corp. Class A	4,804	50
*	Hill International Inc.	13,606	49
*	General Finance Corp.	5,011	47
*	Dorian LPG Ltd.	3,314	41
*	Global Sources Ltd.	7,345	40
	Baltic Trading Ltd.	22,262	40
*	CHC Group Ltd.	15,180	37
	International Shipholding Corp.	2,551	36
*	AM Castle & Co.	9,088	29
*	Sterling Construction Co. Inc.	9,094	25
	SIFCO Industries Inc.	1,151	24
*	Patriot Transportation Holding Inc.	995	22
*,^	Vertex Energy Inc.	5,412	19
*	Erickson Inc.	2,741	17
*	Ultrapetrol Bahamas Ltd.	9,749	16
*	ARC Group Worldwide Inc.	1,391	9
*	Quest Resource Holding Corp.	5,821	7
*	Corporate Resource Services Inc.	7,944	1
			109,582
Technology (14.7%)
*	Qorvo Inc.	66,941	4,646
*	Ultimate Software Group Inc.	13,273	2,185
	SS&C Technologies Holdings Inc.	31,801	1,930
*	Tyler Technologies Inc.	15,428	1,842
*	Cognex Corp.	40,625	1,816
*	Guidewire Software Inc.	31,770	1,768
*	Manhattan Associates Inc.	35,423	1,766
*	Verint Systems Inc.	27,990	1,704
*	Cavium Inc.	24,626	1,687
*	Aspen Technology Inc.	43,067	1,663
	FEI Co.	19,777	1,562
*	Synaptics Inc.	16,829	1,446
*	Microsemi Corp.	44,291	1,428
*	Qlik Technologies Inc.	41,897	1,359
*	Integrated Device Technology Inc.	62,339	1,287
*	ViaSat Inc.	19,341	1,264
*	Aruba Networks Inc.	50,021	1,241
*	DigitalGlobe Inc.	35,284	1,173
^	Cypress Semiconductor Corp.	73,882	1,090
*	CommVault Systems Inc.	22,095	1,067
	Mentor Graphics Corp.	45,230	1,061
*	ACI Worldwide Inc.	53,171	1,055
*	Take-Two Interactive Software Inc.	39,080	1,035
*	EPAM Systems Inc.	16,715	1,031
*	Silicon Laboratories Inc.	20,355	1,031
*	Ciena Corp.	49,203	1,029
*	Fairchild Semiconductor International Inc. Class A	58,559	1,021
	Science Applications International Corp.	18,620	1,018
*	Finisar Corp.	48,431	1,018
	SYNNEX Corp.	13,343	1,017
*	Spansion Inc. Class A	28,085	1,013
	Plantronics Inc.	19,901	1,004
*	Anixter International Inc.	12,718	1,003
	Tessera Technologies Inc.	24,902	998
*	Dealertrack Technologies Inc.	25,070	997
	Blackbaud Inc.	21,625	982
*	Proofpoint Inc.	17,229	976
*	Infinera Corp.	56,959	971
*	CACI International Inc. Class A	11,011	961
	Monolithic Power Systems Inc.	18,106	955
	Intersil Corp. Class A	60,393	942

27

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2015

			Market
			Value
		Shares	($000)
	InterDigital Inc.	17,429	921
*	Semtech Corp.	31,562	913
*	Polycom Inc.	64,841	896
	MKS Instruments Inc.	25,125	888
*	Demandware Inc.	13,992	884
*	Sanmina Corp.	38,614	877
*	Entegris Inc.	65,358	876
*	Cirrus Logic Inc.	28,922	871
*	Envestnet Inc.	15,850	854
*	comScore Inc.	16,154	833
*	Cornerstone OnDemand Inc.	24,957	798
	Power Integrations Inc.	14,173	778
*,^	Ambarella Inc.	13,417	770
*	PMC-Sierra Inc.	80,859	768
*	MicroStrategy Inc. Class A	4,228	754
*	Coherent Inc.	11,613	746
*	IGATE Corp.	17,195	736
*	Synchronoss Technologies Inc.	16,433	727
*	Acxiom Corp.	35,918	718
*	Fleetmatics Group plc	17,416	718
*	Syntel Inc.	14,513	717
*	OmniVision Technologies Inc.	26,140	701
*,^	NeuStar Inc. Class A	26,221	695
*	Ellie Mae Inc.	13,129	694
	Methode Electronics Inc.	17,730	690
*	NetScout Systems Inc.	17,005	686
*	Rogers Corp.	8,465	663
*	Progress Software Corp.	23,987	656
*	Universal Display Corp.	18,951	652
*	Super Micro Computer Inc.	16,148	649
*	Rambus Inc.	53,229	639
*	Plexus Corp.	15,850	638
*	QLogic Corp.	40,788	612
*	LogMeIn Inc.	11,333	597
*	Benchmark Electronics Inc.	25,211	591
	Monotype Imaging Holdings Inc.	18,451	591
*	Infoblox Inc.	25,200	586
*	Veeco Instruments Inc.	18,771	572
	ADTRAN Inc.	26,347	567
*	Cray Inc.	18,981	567
*,^	InvenSense Inc.	33,365	556
*	Unisys Corp.	23,914	541
	NIC Inc.	30,546	535
*	SPS Commerce Inc.	7,583	521
*	NETGEAR Inc.	16,146	521
*	Insight Enterprises Inc.	19,133	503
*	RealPage Inc.	24,227	490
*	Bottomline Technologies de Inc.	18,379	487
*	Diodes Inc.	17,048	486
*	ScanSource Inc.	13,342	485
*	Virtusa Corp.	12,163	479
	CSG Systems International Inc.	15,947	477
*	Imperva Inc.	10,343	477
*	iRobot Corp.	13,766	452
	Ubiquiti Networks Inc.	13,980	442
*	Loral Space & Communications Inc.	6,130	436
*	Qualys Inc.	9,409	433
*	Web.com Group Inc.	24,243	433
*	II-VI Inc.	24,583	430
*	BroadSoft Inc.	13,371	421
*	Bankrate Inc.	31,357	400
*	Sonus Networks Inc.	22,994	392
*	Amkor Technology Inc.	39,919	388
*	Ruckus Wireless Inc.	30,328	384

28

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2015

			Market
			Value
		Shares	($000)
	Ebix Inc.	14,533	382
	Brooks Automation Inc.	31,249	375
*	Newport Corp.	18,644	372
	ManTech International Corp. Class A	11,205	371
*	Lattice Semiconductor Corp.	55,048	370
*	AVG Technologies NV	16,349	369
*,^	VASCO Data Security International Inc.	13,879	356
*	Marketo Inc.	11,992	335
*	Interactive Intelligence Group Inc.	7,842	333
	Pegasystems Inc.	16,581	328
*	Actua Corp.	19,446	326
*	Harmonic Inc.	41,639	325
*	Perficient Inc.	16,292	324
*	CalAmp Corp.	16,810	322
*	Callidus Software Inc.	22,473	321
*	Rofin-Sinar Technologies Inc.	13,113	314
	Micrel Inc.	20,984	313
*	Ixia	27,124	309
*	Fabrinet	16,546	297
	Acacia Research Corp.	23,423	294
*	Blucora Inc.	19,767	293
*	LivePerson Inc.	25,354	292
	CTS Corp.	15,891	277
*	Inphi Corp.	14,687	274
*	PROS Holdings Inc.	11,027	270
*	Silicon Image Inc.	36,796	268
*	Endurance International Group Holdings Inc.	14,208	265
*	Checkpoint Systems Inc.	19,553	264
*	Mercury Systems Inc.	15,420	262
*	PDF Solutions Inc.	14,345	260
*	Emulex Corp.	32,666	260
	Epiq Systems Inc.	14,644	258
	Comtech Telecommunications Corp.	7,194	257
*	Photronics Inc.	30,719	255
*	RetailMeNot Inc.	14,514	253
*	FormFactor Inc.	25,461	250
*	Global Eagle Entertainment Inc.	18,764	250
*	Textura Corp.	8,804	248
*	Cvent Inc.	8,491	246
*	Internap Corp.	25,250	240
*	Kofax Ltd.	34,879	238
*	Ultratech Inc.	13,118	237
*	DTS Inc.	8,027	237
	Integrated Silicon Solution Inc.	14,281	235
*	Gigamon Inc.	11,428	229
*	Tangoe Inc.	18,263	227
*	Xcerra Corp.	24,398	222
*	ShoreTel Inc.	29,682	221
*	TTM Technologies Inc.	24,966	220
*	Bazaarvoice Inc.	23,661	219
*	SciQuest Inc.	12,533	218
*	Glu Mobile Inc.	42,569	214
	Park Electrochemical Corp.	9,838	214
*	M/A-COM Technology Solutions Holdings Inc.	6,209	209
*	RingCentral Inc. Class A	13,269	209
	EarthLink Holdings Corp.	48,875	209
*	ePlus Inc.	2,482	206
*	Nanometrics Inc.	11,300	202
*	CEVA Inc.	10,017	199
	American Science & Engineering Inc.	3,733	195
*	Applied Micro Circuits Corp.	35,765	195
*	Exar Corp.	18,066	194
*	Intralinks Holdings Inc.	18,657	193
*	Luxoft Holding Inc. Class A	3,753	190

29

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2015

			Market
			Value
		Shares	($000)
*	GSI Group Inc.	14,443	190
*	Rudolph Technologies Inc.	15,394	190
*	Comverse Inc.	10,574	190
	Daktronics Inc.	17,854	183
*	GrubHub Inc.	4,284	180
*	Quantum Corp.	105,260	172
*	Lionbridge Technologies Inc.	29,412	166
*	Calix Inc.	18,913	165
*	Extreme Networks Inc.	45,752	162
	Pericom Semiconductor Corp.	10,409	162
*	ARC Document Solutions Inc.	19,193	162
*	Silver Spring Networks Inc.	15,844	156
	Black Box Corp.	7,036	155
*	Kimball Electronics Inc.	12,036	151
*,^	VirnetX Holding Corp.	19,249	145
*	Silicon Graphics International Corp.	15,634	144
*	Violin Memory Inc.	36,274	143
*	Axcelis Technologies Inc.	50,400	141
	NVE Corp.	2,192	140
*	Ciber Inc.	35,133	138
*	Barracuda Networks Inc.	3,589	137
*	KEYW Holding Corp.	15,606	136
*	Rally Software Development Corp.	11,253	134
	IXYS Corp.	11,067	132
*	Kopin Corp.	29,852	129
*	Zendesk Inc.	5,144	127
*	Digi International Inc.	11,809	125
	Cohu Inc.	11,425	124
*	Entropic Communications Inc.	42,101	124
*	Carbonite Inc.	8,012	121
*	Brightcove Inc.	15,039	117
*	DSP Group Inc.	10,361	117
*	Seachange International Inc.	15,414	116
*	Wix.com Ltd.	6,276	115
*	Vocera Communications Inc.	10,979	114
*	GTT Communications Inc.	7,336	114
*	Ultra Clean Holdings Inc.	13,774	114
*	MaxLinear Inc.	13,615	113
	PC Connection Inc.	4,332	111
*	Dot Hill Systems Corp.	27,151	110
*	Immersion Corp.	13,153	109
*	HubSpot Inc.	2,637	108
*	Model N Inc.	8,719	108
	American Software Inc. Class A	11,150	107
*	Zix Corp.	26,817	107
*	Vitesse Semiconductor Corp.	25,827	106
*	Nimble Storage Inc.	4,193	106
*	Sparton Corp.	4,583	105
*	Telenav Inc.	12,330	105
*	Jive Software Inc.	20,288	103
*	Datalink Corp.	9,030	103
	Alliance Fiber Optic Products Inc.	5,983	98
*	TechTarget Inc.	8,046	98
*	Limelight Networks Inc.	28,881	96
*	Paycom Software Inc.	2,950	94
*	Kemet Corp.	20,527	94
*	ChannelAdvisor Corp.	9,366	93
	Reis Inc.	3,794	92
*	KVH Industries Inc.	7,092	91
*	E2open Inc.	10,493	90
*	Q2 Holdings Inc.	4,477	89
*	Sapiens International Corp. NV	11,467	88
*	Procera Networks Inc.	9,363	87
*	Alpha & Omega Semiconductor Ltd.	9,780	87

30

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2015

			Market
			Value
		Shares	($000)
	Bel Fuse Inc. Class B	4,502	86
*	Applied Optoelectronics Inc.	6,692	84
*,^	Rocket Fuel Inc.	8,302	81
*	Varonis Systems Inc.	2,561	79
*	Mavenir Systems Inc.	5,405	79
*	Marin Software Inc.	11,922	78
*	Benefitfocus Inc.	2,400	78
*	Cascade Microtech Inc.	5,783	78
	Digimarc Corp.	2,874	76
	Electro Scientific Industries Inc.	10,895	75
*	Multi-Fineline Electronix Inc.	4,013	75
*	Intevac Inc.	10,819	74
*	Oclaro Inc.	42,367	74
*	RealNetworks Inc.	10,266	73
*	Numerex Corp. Class A	6,411	73
*	Clearfield Inc.	5,161	72
*	TrueCar Inc.	3,520	70
*	TeleCommunication Systems Inc. Class A	21,711	69
	QAD Inc. Class A	3,227	69
*	Rubicon Project Inc.	3,581	67
*	Agilysys Inc.	6,504	64
	ModusLink Global Solutions Inc.	17,028	64
	Tessco Technologies Inc.	2,507	56
*,^	Park City Group Inc.	4,318	55
*	Millennial Media Inc.	34,111	54
*	Cinedigm Corp. Class A	34,629	54
*	OPOWER Inc.	3,513	53
	Computer Task Group Inc.	6,814	52
*	Rubicon Technology Inc.	11,841	52
*	Globant SA	3,055	51
*	MobileIron Inc.	5,599	50
*	Everyday Health Inc.	3,423	49
*	QuickLogic Corp.	24,953	48
*	Cyan Inc.	12,438	47
*	YuMe Inc.	8,201	46
*	Viasystems Group Inc.	2,594	45
*	Guidance Software Inc.	7,707	45
*	Covisint Corp.	17,443	44
*,^	ParkerVision Inc.	44,690	42
*	Yodlee Inc.	3,215	41
*	Tremor Video Inc.	16,050	39
*	Travelzoo Inc.	3,580	36
*	Amber Road Inc.	4,037	34
*	Unwired Planet Inc.	43,644	34
*	Audience Inc.	6,341	31
*	Rightside Group Ltd.	3,948	28
*	A10 Networks Inc.	5,755	25
*	Vringo Inc.	34,499	24
*	Five9 Inc.	5,519	22
*	Borderfree Inc.	2,706	21
*	Aerohive Networks Inc.	4,312	20
*	Demand Media Inc.	3,948	19
*,^	Revolution Lighting Technologies Inc.	13,728	15
*	Turtle Beach Corp.	3,176	7
			123,316
Utilities (4.4%)
*	Dynegy Inc.	57,272	1,596
	Cleco Corp.	28,259	1,538
	j2 Global Inc.	22,163	1,490
	IDACORP Inc.	23,446	1,468
	Portland General Electric Co.	36,439	1,359
	Piedmont Natural Gas Co. Inc.	36,325	1,355
	UIL Holdings Corp.	26,397	1,334
	WGL Holdings Inc.	24,191	1,291

31

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2015

			Market
			Value
		Shares	($000)
	Southwest Gas Corp.	21,675	1,241
	New Jersey Resources Corp.	19,667	1,231
	NorthWestern Corp.	21,904	1,187
	ALLETE Inc.	20,820	1,142
	PNM Resources Inc.	37,215	1,062
	Black Hills Corp.	20,869	1,061
	Laclede Group Inc.	20,152	1,043
	ONE Gas Inc.	24,342	1,013
	Avista Corp.	28,200	962
	South Jersey Industries Inc.	15,473	877
	Cogent Communications Holdings Inc.	21,684	796
	American States Water Co.	18,056	725
	El Paso Electric Co.	18,774	710
	MGE Energy Inc.	16,179	697
	West Corp.	17,969	614
	Northwest Natural Gas Co.	12,652	598
	Pattern Energy Group Inc. Class A	20,489	570
	NRG Yield Inc. Class A	11,109	570
	California Water Service Group	22,325	568
	Otter Tail Corp.	17,037	557
^	Ormat Technologies Inc.	15,278	521
	Empire District Electric Co.	20,171	511
	Consolidated Communications Holdings Inc.	23,385	498
*,^	Gogo Inc.	26,139	470
^	Abengoa Yield plc	13,285	436
*	Vonage Holdings Corp.	81,489	370
*	Iridium Communications Inc.	37,709	361
*	inContact Inc.	28,405	333
*,^	Globalstar Inc.	128,421	331
	Shenandoah Telecommunications Co.	11,280	328
*	Cincinnati Bell Inc.	97,792	328
	Chesapeake Utilities Corp.	6,822	322
*	8x8 Inc.	41,488	307
	Atlantic Tele-Network Inc.	4,417	304
	SJW Corp.	7,290	242
*	General Communication Inc. Class A	16,894	234
	Inteliquent Inc.	15,201	224
	Unitil Corp.	6,502	221
*	Premiere Global Services Inc.	22,622	220
	Connecticut Water Service Inc.	5,193	193
	Spok Holdings Inc.	10,325	192
	Middlesex Water Co.	7,675	179
*	FairPoint Communications Inc.	9,965	169
	IDT Corp. Class B	7,973	168
	Atlantic Power Corp.	55,953	162
*	Intelsat SA	12,957	160
	Lumos Networks Corp.	8,512	147
*	ORBCOMM Inc.	25,209	144
	York Water Co.	5,857	139
*	Hawaiian Telcom Holdco Inc.	4,788	124
*	Pendrell Corp.	74,795	85
*	Boingo Wireless Inc.	10,515	77
	Artesian Resources Corp. Class A	3,465	75
*	magicJack VocalTec Ltd.	8,072	62
	NTELOS Holdings Corp.	7,804	35
	Spark Energy Inc. Class A	1,360	19
			37,346
Total Common Stocks (Cost $747,469)			833,058

32

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 28, 2015

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (1.5%)[1]
Money Market Fund (1.4%)
3,4 Vanguard Market Liquidity Fund	0.134%		11,723,077	11,723

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
5,6 Federal Home Loan Bank Discount Notes	0.100%	4/17/15	700	700
Total Temporary Cash Investments (Cost $12,423)				12,423
Total Investments (100.7%) (Cost $759,892)				845,481
Other Assets and Liabilities—Net (-0.7%)[4]				(6,252)
Net Assets (100%)				839,229

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,382,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.8%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $5,942,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $400,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

33

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
Common Stocks (99.3%)[1]
Consumer Discretionary (12.2%)
* Office Depot Inc.	104,653	981
American Eagle Outfitters Inc.	38,048	570
Time Inc.	21,580	511
Brunswick Corp.	9,074	492
* Life Time Fitness Inc.	7,475	432
Ryland Group Inc.	9,186	418
* Houghton Mifflin Harcourt Co.	21,122	418
* TRI Pointe Homes Inc.	25,960	412
Marriott Vacations Worldwide Corp.	5,196	395
Cooper Tire & Rubber Co.	10,212	389
New York Times Co. Class A	26,809	375
Meredith Corp.	6,959	373
Dana Holding Corp.	16,478	360
* Meritage Homes Corp.	7,660	341
Group 1 Automotive Inc.	3,873	315
* Genesco Inc.	4,284	315
Bob Evans Farms Inc.	4,833	283
Rent-A-Center Inc.	10,231	282
Matthews International Corp. Class A	5,824	282
* Helen of Troy Ltd.	3,483	267
* Penn National Gaming Inc.	15,428	251
* Standard Pacific Corp.	28,451	249
Children's Place Inc.	4,316	246
* Belmond Ltd. Class A	18,922	231
* Media General Inc.	15,439	230
Guess? Inc.	12,046	218
DineEquity Inc.	1,988	216
* Express Inc.	15,489	214
New Media Investment Group Inc.	8,617	213
* Iconix Brand Group Inc.	6,156	208
MDC Holdings Inc.	7,647	208
Cato Corp. Class A	4,584	203
* Barnes & Noble Inc.	8,035	200
Sonic Automotive Inc. Class A	7,836	194
Scholastic Corp.	5,227	193
Finish Line Inc. Class A	7,086	173
International Speedway Corp. Class A	5,489	170
* BJ's Restaurants Inc.	3,215	168
MDC Partners Inc. Class A	6,244	162
* Crocs Inc.	14,088	157
* TiVo Inc.	13,218	148
* Biglari Holdings Inc.	336	146
National CineMedia Inc.	9,295	142
* Shutterfly Inc.	2,933	141
AMC Entertainment Holdings Inc.	4,082	140
* EW Scripps Co. Class A	6,082	140
* Cooper-Standard Holding Inc.	2,550	138
* Regis Corp.	8,522	137
Callaway Golf Co.	15,067	135
* Skechers U.S.A. Inc. Class A	1,976	135
Fred's Inc. Class A	7,173	134
Ethan Allen Interiors Inc.	4,931	132
Brown Shoe Co. Inc.	4,404	132
Stage Stores Inc.	6,168	132
* Meritor Inc.	9,018	129
Remy International Inc.	5,585	128
* Vitamin Shoppe Inc.	2,984	127
* Steiner Leisure Ltd.	2,654	122
* MarineMax Inc.	4,794	122
* Lands' End Inc.	3,228	118
* Chegg Inc.	14,254	116

34

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
* FTD Cos. Inc.	3,315	115
Viad Corp.	3,963	105
* M/I Homes Inc.	4,747	103
* Journal Communications Inc. Class A	8,678	103
Churchill Downs Inc.	930	102
Sonic Corp.	3,202	102
Columbia Sportswear Co.	1,778	99
Men's Wearhouse Inc.	1,940	97
Haverty Furniture Cos. Inc.	4,000	92
* Caesars Entertainment Corp.	8,649	92
* Pep Boys-Manny Moe & Jack	10,308	92
Stein Mart Inc.	5,416	89
Superior Industries International Inc.	4,560	89
Inter Parfums Inc.	2,981	85
* Hovnanian Enterprises Inc. Class A	22,572	84
* Elizabeth Arden Inc.	5,012	84
* Citi Trends Inc.	3,092	82
* Ruby Tuesday Inc.	12,244	81
* Central Garden and Pet Co. Class A	7,730	75
Harte-Hanks Inc.	9,543	74
Shoe Carnival Inc.	3,006	74
* Federal-Mogul Holdings Corp.	5,567	73
Marcus Corp.	3,570	70
* America's Car-Mart Inc.	1,305	69
* Career Education Corp.	12,954	69
* William Lyon Homes Class A	3,046	69
* K12 Inc.	3,944	67
Standard Motor Products Inc.	1,586	67
* Denny's Corp.	5,674	65
* Caesars Acquisition Co. Class A	8,815	65
* Orbitz Worldwide Inc.	5,607	65
* Eastman Kodak Co.	3,391	64
* Aeropostale Inc.	15,620	63
* 1-800-Flowers.com Inc. Class A	4,938	62
Arctic Cat Inc.	1,666	61
KB Home	4,352	61
Carriage Services Inc. Class A	2,609	60
National Presto Industries Inc.	952	58
* Perry Ellis International Inc.	2,414	57
* La Quinta Holdings Inc.	2,561	57
* Revlon Inc. Class A	1,681	57
* WCI Communities Inc.	2,330	56
* Carrols Restaurant Group Inc.	6,993	55
Speedway Motorsports Inc.	2,313	55
* Entercom Communications Corp. Class A	4,805	55
* Isle of Capri Casinos Inc.	4,303	54
* Travelport Worldwide Ltd.	3,258	52
* Beazer Homes USA Inc.	3,047	52
CSS Industries Inc.	1,778	51
Movado Group Inc.	1,997	51
* Scientific Games Corp. Class A	3,636	49
Interval Leisure Group Inc.	1,815	49
* Eros International plc	2,783	47
Big 5 Sporting Goods Corp.	3,666	47
* QuinStreet Inc.	6,700	45
* Reading International Inc. Class A	3,432	45
* Rosetta Stone Inc.	4,219	43
* Boyd Gaming Corp.	3,080	43
Universal Technical Institute Inc.	4,304	42
* SFX Entertainment Inc.	8,779	42
* Skullcandy Inc.	3,996	42
* Daily Journal Corp.	208	40
* Central European Media Enterprises Ltd. Class A	14,014	40
Ruth's Hospitality Group Inc.	2,576	39

35

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 28, 2015

			Market
			Value
		Shares	($000)
*	West Marine Inc.	3,474	39
	Destination Maternity Corp.	2,349	39
	La-Z-Boy Inc.	1,538	38
*	Cumulus Media Inc. Class A	9,248	37
*	Nautilus Inc.	2,405	37
*	EVINE Live Inc.	5,753	36
	Cracker Barrel Old Country Store Inc.	239	36
*	Sizmek Inc.	4,374	35
*	Monarch Casino & Resort Inc.	1,889	34
	Weyco Group Inc.	1,271	34
*	Burlington Stores Inc.	609	34
*	LeapFrog Enterprises Inc.	12,971	33
*	VOXX International Corp. Class A	3,862	33
*	Zumiez Inc.	853	33
	Lifetime Brands Inc.	2,065	33
*	Bridgepoint Education Inc.	3,252	33
	Johnson Outdoors Inc. Class A	980	33
*	Black Diamond Inc.	4,516	33
	AH Belo Corp. Class A	3,734	32
*,^	Wayfair Inc.	1,366	32
*	ITT Educational Services Inc.	4,278	32
*	Lee Enterprises Inc.	10,502	32
*	Morgans Hotel Group Co.	4,054	31
*	LGI Homes Inc.	2,211	31
*	Tuesday Morning Corp.	1,622	31
*	Sears Hometown and Outlet Stores Inc.	2,306	31
*	Fuel Systems Solutions Inc.	2,807	30
	Flexsteel Industries Inc.	970	29
*	Kirkland's Inc.	1,202	29
*	McClatchy Co. Class A	12,137	28
*	Destination XL Group Inc.	5,732	27
*	Systemax Inc.	2,222	27
*	Tilly's Inc. Class A	2,105	26
*	Intrawest Resorts Holdings Inc.	2,669	25
*	JAKKS Pacific Inc.	3,706	25
*	New Home Co. Inc.	1,667	24
	Escalade Inc.	1,553	24
*	2U Inc.	1,242	23
	bebe stores inc	6,230	23
	Saga Communications Inc. Class A	572	23
*	Quiksilver Inc.	10,360	22
*	Hemisphere Media Group Inc.	1,661	21
*	Dex Media Inc.	2,952	20
*	Gaiam Inc. Class A	2,980	19
*	Franklin Covey Co.	969	17
*	Empire Resorts Inc.	3,001	16
	Bon-Ton Stores Inc.	2,901	16
*	Stoneridge Inc.	1,363	16
*	Boot Barn Holdings Inc.	624	15
	Salem Media Group Inc. Class A	2,026	15
*	Build-A-Bear Workshop Inc.	691	15
*	Cenveo Inc.	6,901	14
*	Stamps.com Inc.	242	14
*	Century Communities Inc.	641	12
	Libbey Inc.	269	10
	Strattec Security Corp.	148	10
*	hhgregg Inc.	1,483	10
*	Rentrak Corp.	166	9
*	Sportsman's Warehouse Holdings Inc.	1,215	9
*	Dave & Buster's Entertainment Inc.	284	9
*	Townsquare Media Inc. Class A	648	9
*	El Pollo Loco Holdings Inc.	323	8
*	Habit Restaurants Inc. Class A	241	8
*	Sequential Brands Group Inc.	715	7

36

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 28, 2015

			Market
			Value
		Shares	($000)
*	Martha Stewart Living Omnimedia Inc. Class A	1,471	7
*	American Public Education Inc.	195	6
*	New York & Co. Inc.	2,796	6
*	Pacific Sunwear of California Inc.	2,089	6
*	TubeMogul Inc.	409	6
*	Weight Watchers International Inc.	446	5
	Entravision Communications Corp. Class A	622	4
*	Crown Media Holdings Inc. Class A	1,190	4
*	Bravo Brio Restaurant Group Inc.	301	4
*	ReachLocal Inc.	1,030	3
*	Speed Commerce Inc.	1,978	1
			21,019
Consumer Staples (2.4%)
*	Post Holdings Inc.	10,227	506
*	SUPERVALU Inc.	39,282	388
*	TreeHouse Foods Inc.	3,970	332
	Dean Foods Co.	18,320	295
	Snyder's-Lance Inc.	9,326	288
	Core-Mark Holding Co. Inc.	4,022	283
	Fresh Del Monte Produce Inc.	7,114	250
	Universal Corp.	4,572	219
*	Seaboard Corp.	52	208
	SpartanNash Co.	7,392	196
*	Pantry Inc.	4,595	169
	Vector Group Ltd.	5,539	128
	Lancaster Colony Corp.	1,342	123
	Weis Markets Inc.	2,135	101
	Ingles Markets Inc. Class A	2,282	99
	John B Sanfilippo & Son Inc.	1,648	61
	Sanderson Farms Inc.	656	56
*	Seneca Foods Corp. Class A	1,620	44
*	Omega Protein Corp.	4,045	43
*	Diplomat Pharmacy Inc.	1,410	42
	Village Super Market Inc. Class A	1,341	37
*	Roundy's Inc.	7,796	32
*	Nutraceutical International Corp.	1,720	28
	Nature's Sunshine Products Inc.	2,157	28
	Alico Inc.	539	25
*,^	Freshpet Inc.	1,053	19
*	Smart & Final Stores Inc.	1,237	19
	Andersons Inc.	419	18
*	Alliance One International Inc.	17,510	17
	B&G Foods Inc.	544	16
*	Chefs' Warehouse Inc.	650	13
	Tootsie Roll Industries Inc.	335	11
*	Boulder Brands Inc.	918	9
	Orchids Paper Products Co.	304	9
	Coca-Cola Bottling Co. Consolidated	78	8
*	Craft Brew Alliance Inc.	401	5
*	PhotoMedex Inc.	2,587	5
	Female Health Co.	1,279	4
*	Synutra International Inc.	355	2
			4,136
Energy (3.2%)
	Exterran Holdings Inc.	11,485	373
*	PDC Energy Inc.	6,506	336
*	Helix Energy Solutions Group Inc.	20,451	316
*	SEACOR Holdings Inc.	3,641	264
	Delek US Holdings Inc.	5,603	209
*	Rosetta Resources Inc.	10,548	187
*	Stone Energy Corp.	11,005	186
*	Newpark Resources Inc.	16,679	158
*	Hornbeck Offshore Services Inc.	7,104	148
*	Forum Energy Technologies Inc.	7,415	145

37

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 28, 2015

			Market
			Value
		Shares	($000)
*	Matador Resources Co.	6,291	136
	TerraForm Power Inc. Class A	3,452	120
*	McDermott International Inc.	46,543	116
*	Northern Oil and Gas Inc.	12,040	104
*	Cloud Peak Energy Inc.	11,850	98
*,^	Halcon Resources Corp.	51,091	98
*	Bill Barrett Corp.	9,753	98
*	TETRA Technologies Inc.	15,673	94
*	RSP Permian Inc.	3,298	90
^	Energy XXI Ltd.	18,507	88
*	Penn Virginia Corp.	13,075	87
*	Era Group Inc.	3,926	87
*	Westmoreland Coal Co.	2,922	82
*	Callon Petroleum Co.	10,954	80
*	Contango Oil & Gas Co.	3,378	79
	Civeo Corp.	18,396	72
	SunCoke Energy Inc.	3,964	72
*	Parker Drilling Co.	23,286	72
	Tesco Corp.	6,093	65
*	Renewable Energy Group Inc.	6,883	61
*	EnerNOC Inc.	4,028	54
*	Alpha Natural Resources Inc.	42,468	54
*	Arch Coal Inc.	40,872	54
*	Key Energy Services Inc.	26,090	53
*	Sanchez Energy Corp.	3,949	53
	Alon USA Energy Inc.	3,740	52
*	PowerSecure International Inc.	4,442	49
*	ION Geophysical Corp.	21,508	49
	Comstock Resources Inc.	9,393	49
*	VAALCO Energy Inc.	9,899	48
*	Natural Gas Services Group Inc.	2,484	48
*	Geospace Technologies Corp.	2,339	44
*	Pacific Ethanol Inc.	4,358	40
	EXCO Resources Inc.	18,641	39
*	Clean Energy Fuels Corp.	6,246	38
*	Approach Resources Inc.	4,506	35
	Gulf Island Fabrication Inc.	1,813	29
*	Triangle Petroleum Corp.	5,766	29
*	Swift Energy Co.	8,698	27
	Adams Resources & Energy Inc.	398	27
	Green Plains Inc.	1,143	27
	W&T Offshore Inc.	4,281	26
	Hallador Energy Co.	1,981	25
*	Ameresco Inc. Class A	3,945	25
*	Eclipse Resources Corp.	3,247	23
*	FMSA Holdings Inc.	3,190	22
*	Vivint Solar Inc.	2,525	20
	Nordic American Offshore Ltd.	2,095	20
*	Pioneer Energy Services Corp.	3,515	19
*	C&J Energy Services Inc.	1,317	18
*	Warren Resources Inc.	14,255	17
	North Atlantic Drilling Ltd.	10,661	17
*	Resolute Energy Corp.	15,478	16
*	Mitcham Industries Inc.	2,515	16
*	Vantage Drilling Co.	40,817	15
*	Amyris Inc.	5,378	15
*	Hercules Offshore Inc.	31,908	14
*	REX American Resources Corp.	248	13
*	Emerald Oil Inc.	11,318	13
*	Nuverra Environmental Solutions Inc.	3,013	11
*	TransAtlantic Petroleum Ltd.	2,176	10
	Walter Energy Inc.	9,743	9
*	Miller Energy Resources Inc.	5,552	9
*	Midstates Petroleum Co. Inc.	7,384	8

38

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 28, 2015

			Market
			Value
		Shares	($000)
*	Trecora Resources	529	8
*	Independence Contract Drilling Inc.	1,231	7
*	Harvest Natural Resources Inc.	8,364	5
*	American Eagle Energy Corp.	6,043	4
*,^	BPZ Resources Inc.	13,056	3
*	PetroQuest Energy Inc.	822	2
*	Gastar Exploration Inc.	743	2
*	Global Geophysical Services Inc.	223	—
			5,431
Financial Services (40.4%)
	LaSalle Hotel Properties	21,855	851
	RLJ Lodging Trust	25,619	815
	Highwoods Properties Inc.	17,638	804
	CubeSmart	31,717	736
	First American Financial Corp.	20,909	732
	Investors Bancorp Inc.	61,760	709
	Prosperity Bancshares Inc.	13,647	706
*	Stifel Financial Corp.	12,815	702
	Sunstone Hotel Investors Inc.	40,155	701
	EPR Properties	11,186	682
	Pebblebrook Hotel Trust	13,979	679
	CNO Financial Group Inc.	40,134	653
	Medical Properties Trust Inc.	40,665	616
	Geo Group Inc.	14,208	613
	Webster Financial Corp.	17,676	610
	FirstMerit Corp.	32,361	587
	DCT Industrial Trust Inc.	16,099	581
	Primerica Inc.	10,690	564
	DiamondRock Hospitality Co.	38,296	555
	Umpqua Holdings Corp.	32,606	539
	Healthcare Realty Trust Inc.	18,796	536
	Colony Financial Inc.	21,011	530
	United Bankshares Inc.	13,519	506
	Susquehanna Bancshares Inc.	36,720	492
	PrivateBancorp Inc.	14,018	487
	Janus Capital Group Inc.	29,259	482
	First Citizens BancShares Inc. Class A	1,883	475
	Radian Group Inc.	29,866	472
	Hancock Holding Co.	16,105	471
	Cousins Properties Inc.	43,065	462
	First Industrial Realty Trust Inc.	21,554	459
	Acadia Realty Trust	13,330	455
	FNB Corp.	33,979	436
	Lexington Realty Trust	40,243	436
	Wintrust Financial Corp.	9,019	425
	Valley National Bancorp	43,938	422
	BancorpSouth Inc.	18,609	417
	Washington Federal Inc.	19,634	415
	New Residential Investment Corp.	27,317	413
	American Equity Investment Life Holding Co.	14,402	410
	Hudson Pacific Properties Inc.	12,676	405
	RLI Corp.	8,330	403
	MB Financial Inc.	12,868	401
	Cathay General Bancorp	15,428	399
	Iberiabank Corp.	6,160	389
	Alexander & Baldwin Inc.	9,524	385
	Invesco Mortgage Capital Inc.	23,851	381
	Chesapeake Lodging Trust	10,632	378
	UMB Financial Corp.	7,311	377
	Chambers Street Properties	45,925	376
	Platinum Underwriters Holdings Ltd.	4,862	371
	Washington REIT	12,911	366
	Glacier Bancorp Inc.	14,598	355
*	MGIC Investment Corp.	38,744	354

39

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
Hatteras Financial Corp.	18,917	347
Kennedy-Wilson Holdings Inc.	12,950	347
Capitol Federal Financial Inc.	27,732	344
Symetra Financial Corp.	14,773	334
New York REIT Inc.	31,758	330
Mack-Cali Realty Corp.	17,362	327
Old National Bancorp	23,080	325
CVB Financial Corp.	20,755	325
Equity One Inc.	12,029	322
EverBank Financial Corp.	17,857	321
South State Corp.	4,727	319
Education Realty Trust Inc.	9,103	319
Columbia Banking System Inc.	11,255	317
Kemper Corp.	8,511	313
Government Properties Income Trust	13,365	313
Redwood Trust Inc.	16,251	311
PennyMac Mortgage Investment Trust	14,488	311
Pennsylvania REIT	13,460	307
Trustmark Corp.	13,220	305
LTC Properties Inc.	6,817	304
Selective Insurance Group Inc.	11,013	300
Retail Opportunity Investments Corp.	17,670	296
Pinnacle Financial Partners Inc.	6,973	293
CYS Investments Inc.	31,730	288
Community Bank System Inc.	7,973	283
Ramco-Gershenson Properties Trust	15,125	283
STAG Industrial Inc.	11,088	277
* Hilltop Holdings Inc.	14,737	274
Parkway Properties Inc.	15,419	272
Argo Group International Holdings Ltd.	5,639	270
Associated Estates Realty Corp.	11,267	270
* Texas Capital Bancshares Inc.	5,802	269
DuPont Fabros Technology Inc.	8,500	266
International Bancshares Corp.	10,662	264
Hersha Hospitality Trust Class A	39,290	264
FelCor Lodging Trust Inc.	24,326	262
National Penn Bancshares Inc.	24,291	261
Montpelier Re Holdings Ltd.	7,161	258
Gramercy Property Trust Inc.	36,572	258
Horace Mann Educators Corp.	7,982	257
Home Loan Servicing Solutions Ltd.	13,926	256
First Midwest Bancorp Inc.	14,748	252
Ryman Hospitality Properties Inc.	4,142	249
Sterling Bancorp	17,759	244
* Enstar Group Ltd.	1,670	232
Altisource Residential Corp.	11,197	231
American Assets Trust Inc.	5,548	228
BGC Partners Inc. Class A	24,875	226
Capstead Mortgage Corp.	18,754	224
Physicians Realty Trust	13,601	224
Franklin Street Properties Corp.	17,687	223
Astoria Financial Corp.	16,973	223
ARMOUR Residential REIT Inc.	69,999	223
Westamerica Bancorporation	5,156	222
Summit Hotel Properties Inc.	16,845	221
* iStar Financial Inc.	16,617	220
* Ambac Financial Group Inc.	8,819	220
Northwest Bancshares Inc.	18,546	219
Provident Financial Services Inc.	11,847	216
Chatham Lodging Trust	7,413	215
BBCN Bancorp Inc.	15,582	214
Park National Corp.	2,496	212
WesBanco Inc.	6,403	210
Independent Bank Corp.	4,993	209

40

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
NBT Bancorp Inc.	8,566	206
Union Bankshares Corp.	9,094	199
First Financial Bancorp	11,353	198
Boston Private Financial Holdings Inc.	15,739	198
* Western Alliance Bancorp	6,929	197
Starwood Waypoint Residential Trust	7,661	193
Chemical Financial Corp.	6,389	193
CyrusOne Inc.	6,441	191
Nelnet Inc. Class A	4,099	191
United Community Banks Inc.	9,859	188
* Springleaf Holdings Inc.	4,839	186
Terreno Realty Corp.	8,397	185
American Capital Mortgage Investment Corp.	10,017	185
Banco Latinoamericano de Comercio Exterior SA	5,858	184
Inland Real Estate Corp.	17,170	184
Kite Realty Group Trust	6,470	183
* Greenlight Capital Re Ltd. Class A	5,577	183
Rexford Industrial Realty Inc.	11,239	180
Select Income REIT	7,209	178
Renasant Corp.	6,205	177
* Piper Jaffray Cos.	3,190	175
Investors Real Estate Trust	21,934	168
Banner Corp.	3,835	167
Ashford Hospitality Trust Inc.	15,490	165
Excel Trust Inc.	12,041	165
S&T Bancorp Inc.	5,820	165
New York Mortgage Trust Inc.	20,582	163
LegacyTexas Financial Group Inc.	7,051	162
* Strategic Hotels & Resorts Inc.	12,253	161
First Merchants Corp.	7,047	159
* Investment Technology Group Inc.	7,026	158
Stewart Information Services Corp.	4,196	158
First Commonwealth Financial Corp.	18,546	157
* Third Point Reinsurance Ltd.	11,198	157
PS Business Parks Inc.	1,887	157
Apollo Commercial Real Estate Finance Inc.	9,015	154
OFG Bancorp	8,784	153
* Navigators Group Inc.	2,042	153
AMERISAFE Inc.	3,650	152
Tompkins Financial Corp.	2,902	151
First Financial Bankshares Inc.	5,693	150
Safety Insurance Group Inc.	2,535	148
Northfield Bancorp Inc.	9,880	143
City Holding Co.	3,063	141
STORE Capital Corp.	6,188	140
State Bank Financial Corp.	6,807	139
First Potomac Realty Trust	11,463	137
WSFS Financial Corp.	1,739	135
Southside Bancshares Inc.	4,680	134
* First BanCorp	20,277	134
Brookline Bancorp Inc.	13,770	133
Towne Bank	8,437	131
Berkshire Hills Bancorp Inc.	4,891	130
Wilshire Bancorp Inc.	13,699	130
Simmons First National Corp. Class A	3,178	130
National General Holdings Corp.	6,916	129
Ameris Bancorp	4,899	128
Oritani Financial Corp.	8,924	128
National Bank Holdings Corp. Class A	6,799	127
Resource Capital Corp.	25,187	127
Aviv REIT Inc.	3,516	127
Lakeland Financial Corp.	3,224	126
Sandy Spring Bancorp Inc.	4,877	126
Maiden Holdings Ltd.	8,741	125

41

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
Rouse Properties Inc.	7,238	125
TrustCo Bank Corp. NY	18,443	125
* Walter Investment Management Corp.	7,423	124
Cedar Realty Trust Inc.	16,466	123
Monmouth Real Estate Investment Corp.	10,883	123
Hanmi Financial Corp.	6,209	123
Western Asset Mortgage Capital Corp.	8,123	122
Silver Bay Realty Trust Corp.	7,485	121
Cash America International Inc.	5,539	120
* Capital Bank Financial Corp.	4,483	119
* Cowen Group Inc. Class A	22,381	118
RAIT Financial Trust	16,007	118
* Harbinger Group Inc.	9,495	117
* Enova International Inc.	5,056	117
United Fire Group Inc.	4,042	117
Anworth Mortgage Asset Corp.	22,164	116
Cardinal Financial Corp.	5,897	115
Flushing Financial Corp.	5,884	115
Agree Realty Corp.	3,435	113
* KCG Holdings Inc. Class A	8,826	111
Infinity Property & Casualty Corp.	1,422	110
Arlington Asset Investment Corp. Class A	4,388	110
* Customers Bancorp Inc.	4,943	109
FBL Financial Group Inc. Class A	1,885	109
National Western Life Insurance Co. Class A	432	109
* American Residential Properties Inc.	6,245	108
Washington Trust Bancorp Inc.	2,853	107
Trico Bancshares	4,414	105
* Ezcorp Inc. Class A	9,994	104
AG Mortgage Investment Trust Inc.	5,500	103
United Financial Bancorp Inc.	8,074	100
Community Trust Bancorp Inc.	3,036	99
Dime Community Bancshares Inc.	6,353	99
Apollo Residential Mortgage Inc.	6,209	98
Campus Crest Communities Inc.	12,513	97
Heartland Financial USA Inc.	3,095	95
* First NBC Bank Holding Co.	2,893	95
Heritage Financial Corp.	5,852	94
Stock Yards Bancorp Inc.	2,836	94
* Green Dot Corp. Class A	6,067	94
First Interstate BancSystem Inc. Class A	3,503	92
Getty Realty Corp.	5,077	92
* Global Cash Access Holdings Inc.	12,715	90
1st Source Corp.	2,901	90
First Busey Corp.	14,016	89
AmTrust Financial Services Inc.	1,640	88
* Forestar Group Inc.	6,145	88
Dynex Capital Inc.	10,569	88
Hannon Armstrong Sustainable Infrastructure Capital Inc.	5,163	86
Waterstone Financial Inc.	6,643	85
Centerstate Banks Inc.	7,069	83
Great Western Bancorp Inc.	3,601	83
Ashford Hospitality Prime Inc.	5,039	82
BancFirst Corp.	1,372	81
Bryn Mawr Bank Corp.	2,721	81
Meadowbrook Insurance Group Inc.	9,738	81
ConnectOne Bancorp Inc.	4,363	80
Sovran Self Storage Inc.	865	80
Lakeland Bancorp Inc.	7,317	80
Enterprise Financial Services Corp.	3,930	79
CoBiz Financial Inc.	6,926	78
* Yadkin Financial Corp.	4,049	78
Great Southern Bancorp Inc.	2,059	77
First Financial Corp.	2,284	77

42

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
Central Pacific Financial Corp.	3,330	76
Hudson Valley Holding Corp.	2,935	76
* PICO Holdings Inc.	4,387	75
German American Bancorp Inc.	2,571	74
MainSource Financial Group Inc.	3,939	74
* Safeguard Scientifics Inc.	3,973	73
* Beneficial Bancorp Inc.	6,418	73
* Blue Hills Bancorp Inc.	5,591	72
State Auto Financial Corp.	3,017	71
* NMI Holdings Inc. Class A	9,761	71
Banc of California Inc.	6,487	71
Whitestone REIT	4,450	70
Clifton Bancorp Inc.	5,266	70
Metro Bancorp Inc.	2,758	70
RE/MAX Holdings Inc.	2,108	69
First Bancorp	3,918	69
Ares Commercial Real Estate Corp.	5,679	68
OneBeacon Insurance Group Ltd. Class A	4,502	68
Gladstone Commercial Corp.	3,705	67
Bank Mutual Corp.	9,264	66
Federal Agricultural Mortgage Corp.	2,069	66
Home BancShares Inc.	2,085	66
Southwest Bancorp Inc.	3,943	66
* HomeTrust Bancshares Inc.	4,142	65
* Phoenix Cos. Inc.	1,133	65
* Encore Capital Group Inc.	1,628	65
* Citizens Inc. Class A	8,793	64
* INTL. FCStone Inc.	2,360	64
Mercantile Bank Corp.	3,349	64
BNC Bancorp	3,899	63
Peoples Bancorp Inc.	2,660	63
Preferred Bank	2,338	63
Employers Holdings Inc.	2,648	62
Peoples Financial Services Corp.	1,503	62
Univest Corp. of Pennsylvania	3,235	61
First Defiance Financial Corp.	1,917	61
CorEnergy Infrastructure Trust Inc.	9,119	61
Financial Institutions Inc.	2,694	61
Park Sterling Corp.	8,898	61
* Tejon Ranch Co.	2,455	60
Bank of Kentucky Financial Corp.	1,250	59
* Bancorp Inc.	6,340	59
First of Long Island Corp.	2,410	59
* Walker & Dunlop Inc.	3,678	59
Bank of Marin Bancorp	1,171	59
* Flagstar Bancorp Inc.	3,946	58
Peapack Gladstone Financial Corp.	2,962	58
Independent Bank Corp.	4,553	58
Arrow Financial Corp.	2,171	58
Stonegate Bank	1,978	58
One Liberty Properties Inc.	2,388	57
Camden National Corp.	1,481	56
Bridge Bancorp Inc.	2,263	56
West Bancorporation Inc.	3,183	56
* NewBridge Bancorp	6,677	55
* Ladder Capital Corp.	3,000	55
* Pacific Premier Bancorp Inc.	3,350	53
United Community Financial Corp.	10,046	52
First Community Bancshares Inc.	3,251	52
* NewStar Financial Inc.	5,199	52
Suffolk Bancorp	2,298	52
Armada Hoffler Properties Inc.	4,787	52
Fidelity Southern Corp.	3,264	52
* Seacoast Banking Corp. of Florida	3,825	50

43

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
Talmer Bancorp Inc. Class A	3,556	50
* HomeStreet Inc.	2,892	50
* Eagle Bancorp Inc.	1,346	50
* MoneyGram International Inc.	5,795	49
CNB Financial Corp.	2,873	49
Pacific Continental Corp.	3,572	49
First Connecticut Bancorp Inc.	3,209	48
Citizens & Northern Corp.	2,471	48
Republic Bancorp Inc. Class A	1,969	47
Fidelity & Guaranty Life	2,237	46
* Anchor BanCorp Wisconsin Inc.	1,291	45
Guaranty Bancorp	2,927	45
CatchMark Timber Trust Inc. Class A	3,662	44
BankFinancial Corp.	3,698	44
* Global Indemnity plc	1,622	44
Gain Capital Holdings Inc.	4,598	44
Urstadt Biddle Properties Inc. Class A	1,920	44
OceanFirst Financial Corp.	2,665	44
Meta Financial Group Inc.	1,219	43
Calamos Asset Management Inc. Class A	3,390	43
Penns Woods Bancorp Inc.	936	43
Baldwin & Lyons Inc.	1,844	43
Oppenheimer Holdings Inc. Class A	2,020	43
* TriState Capital Holdings Inc.	4,387	43
* Bridge Capital Holdings	1,949	42
* FCB Financial Holdings Inc. Class A	1,626	41
Horizon Bancorp	1,826	41
Moelis & Co. Class A	1,280	41
Ames National Corp.	1,638	40
* FRP Holdings Inc.	1,322	40
National Bankshares Inc.	1,380	40
* CU Bancorp	1,931	40
MidWestOne Financial Group Inc.	1,384	40
Fox Chase Bancorp Inc.	2,410	39
Sierra Bancorp	2,411	39
Bank of the Ozarks Inc.	1,063	39
Charter Financial Corp.	3,330	38
* FBR & Co.	1,561	38
Independent Bank Group Inc.	1,039	37
Territorial Bancorp Inc.	1,734	37
* LendingTree Inc.	702	37
Crawford & Co. Class B	4,056	37
Consolidated-Tomoka Land Co.	620	36
First Business Financial Services Inc.	784	36
* OM Asset Management plc	2,025	36
EastGroup Properties Inc.	574	36
* State National Cos. Inc.	3,846	36
American National Bankshares Inc.	1,576	36
Kansas City Life Insurance Co.	754	35
Heritage Commerce Corp.	4,136	35
UMH Properties Inc.	3,579	34
Heritage Oaks Bancorp	4,382	34
* Kearny Financial Corp.	2,506	33
* Regional Management Corp.	2,118	33
Capital City Bank Group Inc.	2,113	33
Manning & Napier Inc.	2,709	33
First Financial Northwest Inc.	2,679	32
* AV Homes Inc.	2,123	32
First Bancorp Inc.	1,905	32
Northrim BanCorp Inc.	1,330	31
EMC Insurance Group Inc.	1,000	31
Enterprise Bancorp Inc.	1,465	31
* Sun Bancorp Inc.	1,653	31
* Hallmark Financial Services Inc.	2,707	31

44

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
* Nicholas Financial Inc.	2,035	30
Merchants Bancshares Inc.	1,023	30
Opus Bank	1,019	30
* Cascade Bancorp	6,019	29
* Consumer Portfolio Services Inc.	4,172	29
Trade Street Residential Inc.	3,686	29
National Interstate Corp.	1,070	29
Macatawa Bank Corp.	5,255	28
Resource America Inc. Class A	2,999	28
Owens Realty Mortgage Inc.	2,137	27
* Square 1 Financial Inc. Class A	949	26
Century Bancorp Inc. Class A	678	26
HCI Group Inc.	554	26
Donegal Group Inc. Class A	1,639	25
Old Line Bancshares Inc.	1,665	24
* Stonegate Mortgage Corp.	2,421	24
* JG Wentworth Co. Class A	2,302	24
MidSouth Bancorp Inc.	1,640	23
* BBX Capital Corp.	1,603	23
* Ashford Inc.	159	22
Sabra Health Care REIT Inc.	665	22
* CommunityOne Bancorp	2,050	21
* Republic First Bancorp Inc.	6,144	20
* Triumph Bancorp Inc.	1,508	19
* PennyMac Financial Services Inc. Class A	1,087	19
FXCM Inc. Class A	8,904	19
Independence Holding Co.	1,444	17
* St. Joe Co.	878	15
* UCP Inc.	1,553	14
* Higher One Holdings Inc.	4,239	14
Palmetto Bancshares Inc.	835	14
Saul Centers Inc.	253	14
Alexander's Inc.	27	12
* Tiptree Financial Inc. Class A	1,634	12
* Trupanion Inc.	1,533	12
* Hampton Roads Bankshares Inc.	6,527	11
* C1 Financial Inc.	597	10
ServisFirst Bancshares Inc.	309	10
* Green Bancorp Inc.	860	10
* Altisource Asset Management Corp.	52	9
CIFC Corp.	1,127	9
Universal Insurance Holdings Inc.	334	8
United Insurance Holdings Corp.	288	7
Fifth Street Asset Management Inc.	502	7
Federated National Holding Co.	213	6
Medley Management Inc. Class A	502	5
GFI Group Inc.	774	5
CareTrust REIT Inc.	260	3
* Atlas Financial Holdings Inc.	151	3
* Tejon Ranch Co. Warrants Exp. 08/31/2016	22	—
		69,342
Health Care (5.7%)
* WellCare Health Plans Inc.	7,933	720
* Impax Laboratories Inc.	10,940	441
Owens & Minor Inc.	12,348	440
* Haemonetics Corp.	9,218	410
* Amsurg Corp.	6,456	388
* Magellan Health Inc.	5,398	346
Kindred Healthcare Inc.	13,708	291
CONMED Corp.	5,330	273
* Greatbatch Inc.	4,872	259
* ICU Medical Inc.	2,635	234
* Achillion Pharmaceuticals Inc.	17,626	214
Analogic Corp.	2,440	211

45

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
* AMN Healthcare Services Inc.	9,107	205
HealthSouth Corp.	4,141	180
* Hanger Inc.	6,915	179
* Anacor Pharmaceuticals Inc.	4,093	178
* Integra LifeSciences Holdings Corp.	2,885	173
* Tornier NV	6,999	171
* Merit Medical Systems Inc.	8,390	165
* Amedisys Inc.	5,335	161
* OvaScience Inc.	3,328	151
* Emergent Biosolutions Inc.	4,971	149
* PharMerica Corp.	5,836	146
* Nektar Therapeutics	10,818	141
* Wright Medical Group Inc.	5,233	129
National HealthCare Corp.	2,005	126
* Affymetrix Inc.	10,577	124
Invacare Corp.	6,233	118
* Orthofix International NV	3,580	116
* Prothena Corp. plc	3,821	102
* Geron Corp.	30,407	92
* Triple-S Management Corp. Class B	4,866	92
* Dynavax Technologies Corp.	5,198	91
* AngioDynamics Inc.	4,775	89
* Cynosure Inc. Class A	2,887	88
* LHC Group Inc.	2,455	83
* BioScrip Inc.	13,183	81
* Rockwell Medical Inc.	8,050	80
* Cross Country Healthcare Inc.	6,127	79
* Universal American Corp.	8,224	76
* Albany Molecular Research Inc.	4,663	76
* OraSure Technologies Inc.	10,115	72
* NuVasive Inc.	1,524	70
* AMAG Pharmaceuticals Inc.	1,409	69
* XenoPort Inc.	10,118	69
* Healthways Inc.	2,984	67
* Progenics Pharmaceuticals Inc.	10,239	67
* IPC Healthcare Inc.	1,447	63
* Spectrum Pharmaceuticals Inc.	9,934	62
* RTI Surgical Inc.	11,245	60
* Almost Family Inc.	1,660	59
CryoLife Inc.	5,412	57
* Cytokinetics Inc.	6,868	53
* Rigel Pharmaceuticals Inc.	17,387	52
* SurModics Inc.	2,096	50
* ACADIA Pharmaceuticals Inc.	1,238	47
* Exactech Inc.	1,942	45
* ChemoCentryx Inc.	5,434	44
* PTC Therapeutics Inc.	620	44
* Celldex Therapeutics Inc.	1,669	43
* Array BioPharma Inc.	4,880	39
* Derma Sciences Inc.	4,543	36
* Verastem Inc.	4,828	36
* Medicines Co.	1,189	34
* Five Star Quality Care Inc.	8,544	31
* SciClone Pharmaceuticals Inc.	3,881	30
* BioCryst Pharmaceuticals Inc.	2,867	29
* Catalent Inc.	984	28
* HealthEquity Inc.	1,317	27
* CytRx Corp.	7,934	26
* AtriCure Inc.	1,426	25
* Addus HomeCare Corp.	1,089	24
* Sagent Pharmaceuticals Inc.	866	24
* BioTelemetry Inc.	2,138	21
* Adeptus Health Inc. Class A	458	20
* Genesis Healthcare Inc.	2,608	19

46

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
* AAC Holdings Inc.	500	18
* Hyperion Therapeutics Inc.	552	16
* Alliance HealthCare Services Inc.	680	16
Theravance Inc.	899	16
* Kite Pharma Inc.	245	16
* PRA Health Sciences Inc.	474	15
* TransEnterix Inc.	5,174	15
* Civitas Solutions Inc.	769	15
* Unilife Corp.	3,576	14
* Symmetry Surgical Inc.	1,861	14
* MedAssets Inc.	703	13
Select Medical Holdings Corp.	968	13
* Agenus Inc.	2,585	13
Ensign Group Inc.	282	12
* Nevro Corp.	289	12
* Bio-Reference Laboratories Inc.	342	12
* Merrimack Pharmaceuticals Inc.	1,092	12
* Intersect ENT Inc.	443	12
* XOMA Corp.	2,994	11
* Navidea Biopharmaceuticals Inc.	6,560	11
* Revance Therapeutics Inc.	652	10
* NeoStem Inc.	2,575	10
* Omeros Corp.	452	9
* Inovio Pharmaceuticals Inc.	1,328	9
* Sientra Inc.	464	9
* ZS Pharma Inc.	157	8
* FibroGen Inc.	227	7
* INC Research Holdings Inc. Class A	227	7
* Zafgen Inc.	159	6
* Immunomedics Inc.	1,502	6
* Otonomy Inc.	165	6
* Osiris Therapeutics Inc.	335	6
* Avalanche Biotechnologies Inc.	159	6
* Sage Therapeutics Inc.	131	6
* Radius Health Inc.	132	6
* Theravance Biopharma Inc.	257	6
* Second Sight Medical Products Inc.	325	5
* Coherus Biosciences Inc.	165	5
* Idera Pharmaceuticals Inc.	1,050	5
* Imprivata Inc.	366	5
* Cytori Therapeutics Inc.	4,357	5
* Lexicon Pharmaceuticals Inc.	4,955	5
* Surgical Care Affiliates Inc.	133	4
* Ocular Therapeutix Inc.	106	4
* Peregrine Pharmaceuticals Inc.	2,452	3
National Research Corp. Class A	241	3
* T2 Biosystems Inc.	201	3
* Castlight Health Inc. Class B	456	3
* RadNet Inc.	370	3
* Dermira Inc.	190	3
* Immune Design Corp.	140	3
* Calithera Biosciences Inc.	195	3
* Atara Biotherapeutics Inc.	140	3
* Threshold Pharmaceuticals Inc.	579	3
* Amphastar Pharmaceuticals Inc.	169	2
* Tokai Pharmaceuticals Inc.	144	2
* Ardelyx Inc.	112	2
* Vitae Pharmaceuticals Inc.	138	2
* Loxo Oncology Inc.	83	1
* Adamas Pharmaceuticals Inc.	44	1
* Cellular Dynamics International Inc.	104	1
* Roka Bioscience Inc.	114	—
		9,882

47

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 28, 2015

			Market
			Value
		Shares	($000)
Materials & Processing (5.7%)
	Axiall Corp.	13,685	634
	Sensient Technologies Corp.	9,118	580
*	Louisiana-Pacific Corp.	27,621	465
	Olin Corp.	15,309	429
	Minerals Technologies Inc.	4,883	357
	Commercial Metals Co.	23,097	348
*	Masonite International Corp.	4,997	306
	Simpson Manufacturing Co. Inc.	7,552	273
	Kaiser Aluminum Corp.	3,532	267
*	Berry Plastics Group Inc.	7,654	263
	Tronox Ltd. Class A	12,044	261
	Hecla Mining Co.	71,949	239
	Schweitzer-Mauduit International Inc.	5,062	237
*	Resolute Forest Products Inc.	12,779	233
*	Beacon Roofing Supply Inc.	7,564	227
	Universal Forest Products Inc.	3,943	213
*	Century Aluminum Co.	10,073	191
	A Schulman Inc.	4,346	185
	OM Group Inc.	6,318	182
	Innospec Inc.	3,776	167
*	RTI International Metals Inc.	5,619	157
*	Intrepid Potash Inc.	11,008	155
*	AK Steel Holding Corp.	34,985	155
*	LSB Industries Inc.	3,760	141
	Mueller Industries Inc.	3,843	134
*	Kraton Performance Polymers Inc.	6,388	129
	PH Glatfelter Co.	5,258	129
	Quanex Building Products Corp.	6,336	124
*	Horsehead Holding Corp.	9,330	120
	Comfort Systems USA Inc.	6,022	113
	Apogee Enterprises Inc.	2,307	106
	Aceto Corp.	4,764	102
	Griffon Corp.	6,245	102
	Innophos Holdings Inc.	1,787	100
	Tredegar Corp.	4,820	99
	LB Foster Co. Class A	2,004	98
*	Unifi Inc.	2,904	94
	Neenah Paper Inc.	1,551	94
	Haynes International Inc.	2,277	92
	Materion Corp.	2,411	88
*	Gibraltar Industries Inc.	5,963	87
*	Coeur Mining Inc.	14,914	87
	Stepan Co.	2,069	85
	Schnitzer Steel Industries Inc.	5,107	80
*	Landec Corp.	5,330	74
	Hawkins Inc.	1,785	70
	Quaker Chemical Corp.	808	66
	American Vanguard Corp.	5,724	64
	Zep Inc.	3,307	55
*	Northwest Pipe Co.	1,890	46
	Kronos Worldwide Inc.	3,654	45
	FutureFuel Corp.	3,498	43
	Dynamic Materials Corp.	2,608	42
	KMG Chemicals Inc.	1,909	41
*	Cabot Microelectronics Corp.	780	40
*,^	Molycorp Inc.	36,158	34
	LSI Industries Inc.	4,278	34
	Culp Inc.	1,508	33
*	Trinseo SA	1,781	32
*	Universal Stainless & Alloy Products Inc.	1,401	32
	Ampco-Pittsburgh Corp.	1,649	31
	Advanced Drainage Systems Inc.	1,101	30
	Noranda Aluminum Holding Corp.	8,810	29

48

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 28, 2015

			Market
			Value
		Shares	($000)
*	Handy & Harman Ltd.	683	29
*	UFP Technologies Inc.	1,231	28
*,^	Allied Nevada Gold Corp.	24,693	25
	Oil-Dri Corp. of America	798	24
	Olympic Steel Inc.	1,487	22
*	Stillwater Mining Co.	1,499	22
*	NL Industries Inc.	1,394	11
*	Ryerson Holding Corp.	1,644	10
*	Ply Gem Holdings Inc.	644	9
	Insteel Industries Inc.	348	7
	NN Inc.	250	7
	Global Brass & Copper Holdings Inc.	452	6
*	Dixie Group Inc.	678	6
	Chase Corp.	135	6
	Wausau Paper Corp.	519	5
*	AEP Industries Inc.	91	5
*	Aspen Aerogels Inc.	409	3
	United States Lime & Minerals Inc.	24	2
*	TCP International Holdings Ltd.	518	1
*	Shiloh Industries Inc.	92	1
			9,798
Other (0.0%)[2]
*	Leap Wireless International Inc CVR	7,564	19
			19
Producer Durables (13.3%)
*	Esterline Technologies Corp.	6,227	734
*	JetBlue Airways Corp.	41,793	718
	EMCOR Group Inc.	13,168	580
*	Teledyne Technologies Inc.	5,678	573
*	Moog Inc. Class A	7,503	566
	Curtiss-Wright Corp.	6,988	507
*	Darling Ingredients Inc.	25,864	451
	Convergys Corp.	19,663	439
	EnerSys	6,568	429
	Bristow Group Inc.	6,894	427
	Barnes Group Inc.	10,502	420
*	XPO Logistics Inc.	8,271	365
	Mobile Mini Inc.	8,432	350
	UniFirst Corp.	2,885	343
	ABM Industries Inc.	10,939	340
	Deluxe Corp.	4,756	317
	United Stationers Inc.	7,721	312
	Actuant Corp. Class A	11,951	304
*	FTI Consulting Inc.	8,001	295
	Watts Water Technologies Inc. Class A	5,240	288
	Tetra Tech Inc.	11,288	287
	G&K Services Inc. Class A	3,910	281
*	Itron Inc.	7,710	281
	Scorpio Tankers Inc.	32,029	277
*	Huron Consulting Group Inc.	4,142	276
	Brink's Co.	9,513	268
	Granite Construction Inc.	7,662	254
	Brady Corp. Class A	9,392	253
*	PHH Corp.	9,959	242
*	UTi Worldwide Inc.	17,976	235
	Applied Industrial Technologies Inc.	5,226	229
	AAR Corp.	7,756	228
*	Atlas Air Worldwide Holdings Inc.	4,956	225
	Werner Enterprises Inc.	6,954	223
*	OSI Systems Inc.	3,022	219
	Matson Inc.	5,515	218
	Woodward Inc.	4,316	210

49

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 28, 2015

			Market
			Value
		Shares	($000)
	Aircastle Ltd.	8,891	205
	Federal Signal Corp.	12,378	204
	ESCO Technologies Inc.	5,224	201
	Cubic Corp.	3,819	200
	Briggs & Stratton Corp.	9,206	192
	Ship Finance International Ltd.	11,641	186
	Albany International Corp.	4,908	185
	TAL International Group Inc.	4,369	182
	Nordic American Tankers Ltd.	17,466	179
*	Tutor Perini Corp.	7,310	170
*	ACCO Brands Corp.	22,249	169
*	ICF International Inc.	3,903	164
*	Sykes Enterprises Inc.	7,028	163
	McGrath RentCorp	5,101	163
	Astec Industries Inc.	3,686	158
	SkyWest Inc.	9,932	145
*	Korn/Ferry International	4,723	145
	General Cable Corp.	9,545	144
*	RPX Corp.	9,222	134
*	Navigant Consulting Inc.	9,596	134
	Resources Connection Inc.	7,533	133
	GasLog Ltd.	6,666	132
*	Engility Holdings Inc.	3,608	130
*	Wesco Aircraft Holdings Inc.	8,569	129
*	ExlService Holdings Inc.	3,647	127
	Quad/Graphics Inc.	5,359	126
	DHT Holdings Inc.	18,160	125
*	Republic Airways Holdings Inc.	9,693	125
*	Aegion Corp. Class A	6,707	121
*	Ascent Capital Group Inc. Class A	2,741	121
*	Monster Worldwide Inc.	17,552	118
*	MYR Group Inc.	4,141	114
	Kaman Corp.	2,575	107
	Celadon Group Inc.	3,916	103
	Textainer Group Holdings Ltd.	3,167	102
*,^	Plug Power Inc.	32,332	100
*	YRC Worldwide Inc.	5,036	99
*	Air Transport Services Group Inc.	10,280	92
	Kelly Services Inc. Class A	5,283	91
	Teekay Tankers Ltd. Class A	15,566	91
	Columbus McKinnon Corp.	3,417	91
*	Roadrunner Transportation Systems Inc.	3,528	91
*	GrafTech International Ltd.	23,057	90
	Multi-Color Corp.	1,303	89
	Heidrick & Struggles International Inc.	3,613	86
	Titan International Inc.	8,515	85
	Kadant Inc.	1,916	85
*	Modine Manufacturing Co.	6,537	85
*	Virgin America Inc.	2,344	82
	Gulfmark Offshore Inc.	4,908	81
*	TriNet Group Inc.	2,160	78
*	CAI International Inc.	3,206	78
	FreightCar America Inc.	2,392	75
*	PHI Inc.	2,302	74
*	CBIZ Inc.	8,208	73
	Ennis Inc.	5,197	72
	Navios Maritime Holdings Inc.	15,761	69
*	Scorpio Bulkers Inc.	26,447	67
*	Great Lakes Dredge & Dock Corp.	10,708	65
	Alamo Group Inc.	1,301	65
	VSE Corp.	823	65
	Kimball International Inc. Class B	6,816	65
	Marten Transport Ltd.	2,765	64
	Littelfuse Inc.	637	64

50

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
Powell Industries Inc.	1,794	61
Ceco Environmental Corp.	4,180	59
* CRA International Inc.	1,864	56
Navios Maritime Acquisition Corp.	15,942	56
* Orion Marine Group Inc.	5,446	56
Standex International Corp.	717	52
CDI Corp.	2,802	52
* Kratos Defense & Security Solutions Inc.	8,878	51
* ServiceSource International Inc.	13,597	51
NACCO Industries Inc. Class A	890	50
Argan Inc.	1,510	49
* Liquidity Services Inc.	4,808	47
* Aerovironment Inc.	1,717	47
Miller Industries Inc.	2,114	47
* Dice Holdings Inc.	5,219	46
Global Power Equipment Group Inc.	3,400	45
* Quality Distribution Inc.	4,104	45
Hurco Cos. Inc.	1,287	44
* Titan Machinery Inc.	2,899	42
* InnerWorkings Inc.	6,551	42
* TeleTech Holdings Inc.	1,690	41
Electro Rent Corp.	3,024	39
Ardmore Shipping Corp.	3,586	38
* USA Truck Inc.	1,244	38
CLARCOR Inc.	572	38
* Vishay Precision Group Inc.	2,528	38
Houston Wire & Cable Co.	3,529	37
Encore Wire Corp.	986	37
* Vicor Corp.	2,752	36
HNI Corp.	691	35
* Paylocity Holding Corp.	1,151	34
Spartan Motors Inc.	6,846	34
* Ducommun Inc.	1,326	33
Knightsbridge Shipping Ltd.	6,675	33
* Frontline Ltd.	13,108	33
* Dycom Industries Inc.	741	33
Hackett Group Inc.	3,704	33
Lindsay Corp.	367	32
* Rush Enterprises Inc. Class A	1,120	31
* TriMas Corp.	1,043	31
Marlin Business Services Corp.	1,658	31
* LMI Aerospace Inc.	2,082	30
Safe Bulkers Inc.	7,730	29
* GP Strategies Corp.	809	29
* PAM Transportation Services Inc.	519	27
* PRGX Global Inc.	5,414	27
* FARO Technologies Inc.	449	27
* Layne Christensen Co.	3,939	26
Franklin Electric Co. Inc.	701	26
Preformed Line Products Co.	474	22
* Advanced Energy Industries Inc.	735	20
CIRCOR International Inc.	353	19
* Dorian LPG Ltd.	1,455	18
Baltic Trading Ltd.	9,772	17
ArcBest Corp.	412	17
* Energy Recovery Inc.	5,011	17
* CHC Group Ltd.	6,666	16
International Shipholding Corp.	1,110	16
* Neff Corp. Class A	1,477	15
* Global Sources Ltd.	2,710	15
* Lydall Inc.	463	15
Universal Truckload Services Inc.	489	12
Douglas Dynamics Inc.	523	12
* AM Castle & Co.	3,629	12

51

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
* Patriot Transportation Holding Inc.	440	10
* Sterling Construction Co. Inc.	3,474	10
SIFCO Industries Inc.	405	8
Twin Disc Inc.	453	8
* CUI Global Inc.	1,418	8
* Erickson Inc.	1,202	7
American Railcar Industries Inc.	122	7
* Ultrapetrol Bahamas Ltd.	4,071	7
* SP Plus Corp.	194	4
* Hill International Inc.	1,012	4
* Casella Waste Systems Inc. Class A	785	3
* Accuride Corp.	543	3
* Heritage-Crystal Clean Inc.	160	2
* Performant Financial Corp.	320	2
		22,792
Technology (8.8%)
* DigitalGlobe Inc.	14,619	486
Mentor Graphics Corp.	18,952	445
* Fairchild Semiconductor International Inc. Class A	24,208	422
* CACI International Inc. Class A	4,553	397
* Take-Two Interactive Software Inc.	14,930	395
Intersil Corp. Class A	24,952	389
SYNNEX Corp.	4,915	375
MKS Instruments Inc.	10,373	367
* Sanmina Corp.	16,134	366
* Acxiom Corp.	15,076	302
* OmniVision Technologies Inc.	10,979	294
* Coherent Inc.	4,534	291
* Progress Software Corp.	10,064	275
* Cirrus Logic Inc.	8,543	257
* QLogic Corp.	17,118	257
* Benchmark Electronics Inc.	10,551	248
* Veeco Instruments Inc.	7,843	239
* Anixter International Inc.	2,930	231
* PMC-Sierra Inc.	23,380	222
* NETGEAR Inc.	6,775	218
* Insight Enterprises Inc.	8,023	211
* Polycom Inc.	14,759	204
* ScanSource Inc.	5,589	203
* Rogers Corp.	2,553	200
* Microsemi Corp.	5,989	193
* II-VI Inc.	10,257	179
* Plexus Corp.	4,369	176
Tessera Technologies Inc.	4,336	174
* Entegris Inc.	12,164	163
Ebix Inc.	6,050	159
ManTech International Corp. Class A	4,673	155
* Bankrate Inc.	11,856	151
Brooks Automation Inc.	12,129	146
* Integrated Device Technology Inc.	6,932	143
* Actua Corp.	8,036	135
* Silicon Laboratories Inc.	2,638	134
* Rofin-Sinar Technologies Inc.	5,482	131
Acacia Research Corp.	9,866	124
* Fabrinet	6,826	123
* Blucora Inc.	8,207	122
* Harmonic Inc.	14,870	116
CSG Systems International Inc.	3,875	116
CTS Corp.	6,572	115
ADTRAN Inc.	5,321	115
* Ixia	9,888	113
* Emulex Corp.	13,825	110
* Mercury Systems Inc.	6,424	109
* Checkpoint Systems Inc.	8,093	109

52

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
* Photronics Inc.	12,857	107
Comtech Telecommunications Corp.	2,964	106
* FormFactor Inc.	10,735	105
* Internap Corp.	10,770	103
Epiq Systems Inc.	5,693	100
Integrated Silicon Solution Inc.	5,851	96
* TTM Technologies Inc.	10,760	95
* Unisys Corp.	3,930	89
Park Electrochemical Corp.	4,045	88
EarthLink Holdings Corp.	19,752	84
* CEVA Inc.	4,170	83
* Ultratech Inc.	4,562	82
* ePlus Inc.	955	79
* Amkor Technology Inc.	8,134	79
* Intralinks Holdings Inc.	7,579	79
* GSI Group Inc.	5,864	77
* Exar Corp.	6,770	73
* DTS Inc.	2,438	72
* Rudolph Technologies Inc.	5,740	71
* Calix Inc.	7,991	70
Pericom Semiconductor Corp.	4,403	69
Black Box Corp.	3,099	68
* Dealertrack Technologies Inc.	1,671	66
American Science & Engineering Inc.	1,270	66
* Diodes Inc.	2,293	65
* Infinera Corp.	3,698	63
* Kimball Electronics Inc.	4,999	63
* Axcelis Technologies Inc.	22,090	62
* Ciber Inc.	15,423	60
IXYS Corp.	4,857	58
* Xcerra Corp.	6,258	57
* KEYW Holding Corp.	6,507	57
* Kopin Corp.	13,103	57
* Silicon Image Inc.	7,561	55
Cohu Inc.	5,018	55
* Bazaarvoice Inc.	5,758	53
Plantronics Inc.	996	50
* Digi International Inc.	4,722	50
* DSP Group Inc.	4,386	49
* Seachange International Inc.	6,529	49
PC Connection Inc.	1,917	49
* Entropic Communications Inc.	16,465	49
* Perficient Inc.	2,388	47
* Telenav Inc.	5,411	46
* Datalink Corp.	3,912	44
* Quantum Corp.	25,835	42
* Paycom Software Inc.	1,295	41
* Kemet Corp.	9,012	41
* TechTarget Inc.	3,292	40
* Verint Systems Inc.	648	39
* Limelight Networks Inc.	11,793	39
* Alpha & Omega Semiconductor Ltd.	4,295	38
Bel Fuse Inc. Class B	1,991	38
* Nanometrics Inc.	2,121	38
Reis Inc.	1,542	37
NVE Corp.	559	36
* Infoblox Inc.	1,446	34
Electro Scientific Industries Inc.	4,861	34
* Bottomline Technologies de Inc.	1,260	33
* Ultra Clean Holdings Inc.	4,001	33
* Sapiens International Corp. NV	4,252	33
* Intevac Inc.	4,746	33
* Oclaro Inc.	18,596	33
* RealNetworks Inc.	4,552	32

53

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
* Cascade Microtech Inc.	2,378	32
* Procera Networks Inc.	3,446	32
* Multi-Fineline Electronix Inc.	1,689	31
* TeleCommunication Systems Inc. Class A	9,546	31
* Agilysys Inc.	2,911	29
ModusLink Global Solutions Inc.	7,343	27
* Finisar Corp.	1,175	25
* Global Eagle Entertainment Inc.	1,854	25
* Millennial Media Inc.	14,972	24
Tessco Technologies Inc.	1,044	23
Computer Task Group Inc.	2,992	23
Daktronics Inc.	2,213	23
* Extreme Networks Inc.	6,055	21
* Rubicon Technology Inc.	4,727	21
* YuMe Inc.	3,600	20
* Covisint Corp.	7,427	19
* Cinedigm Corp. Class A	11,752	18
* Newport Corp.	863	17
* Tremor Video Inc.	7,047	17
* Viasystems Group Inc.	964	17
* Model N Inc.	1,136	14
* NeuStar Inc. Class A	514	14
* Audience Inc.	2,784	14
* HubSpot Inc.	324	13
* Rightside Group Ltd.	1,633	12
* KVH Industries Inc.	713	9
* Glu Mobile Inc.	1,642	8
* Demand Media Inc.	1,634	8
* Globant SA	354	6
* Numerex Corp. Class A	514	6
* MobileIron Inc.	650	6
* Yodlee Inc.	394	5
* Aerohive Networks Inc.	1,032	5
* Zendesk Inc.	197	5
* Silver Spring Networks Inc.	422	4
* Q2 Holdings Inc.	172	3
QAD Inc. Class A	150	3
* Varonis Systems Inc.	92	3
* Rubicon Project Inc.	136	3
* Vitesse Semiconductor Corp.	520	2
* OPOWER Inc.	134	2
* Everyday Health Inc.	131	2
* Vringo Inc.	1,943	1
* Amber Road Inc.	154	1
* QuickLogic Corp.	646	1
* A10 Networks Inc.	219	1
* Five9 Inc.	212	1
* Borderfree Inc.	102	1
* Revolution Lighting Technologies Inc.	401	—
		15,072
Utilities (7.6%)
* Dynegy Inc.	24,048	670
Cleco Corp.	11,813	643
IDACORP Inc.	9,846	617
Portland General Electric Co.	15,301	571
Piedmont Natural Gas Co. Inc.	15,253	569
UIL Holdings Corp.	11,064	559
WGL Holdings Inc.	10,158	542
Southwest Gas Corp.	9,102	521
New Jersey Resources Corp.	8,246	516
NorthWestern Corp.	9,182	498
ALLETE Inc.	8,709	478
PNM Resources Inc.	15,589	445
Black Hills Corp.	8,735	444

54

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 28, 2015

					Market
					Value
				Shares	($000)
	Laclede Group Inc.			8,440	437
	ONE Gas Inc.			10,173	423
	Avista Corp.			11,659	398
	South Jersey Industries Inc.			6,390	362
	El Paso Electric Co.			7,897	299
	MGE Energy Inc.			6,792	293
	American States Water Co.			7,070	284
	Northwest Natural Gas Co.			5,316	251
	NRG Yield Inc. Class A			4,657	239
	California Water Service Group			9,364	238
	Otter Tail Corp.			7,160	234
	Empire District Electric Co.			8,462	214
	Abengoa Yield plc			5,310	174
*	Vonage Holdings Corp.			34,087	155
*	Iridium Communications Inc.			15,758	151
*,^	Globalstar Inc.			53,989	139
	Chesapeake Utilities Corp.			2,835	134
	Atlantic Tele-Network Inc.			1,827	126
	West Corp.			3,546	121
*	Cincinnati Bell Inc.			30,951	104
	Unitil Corp.			2,689	91
*	8x8 Inc.			11,660	86
	SJW Corp.			2,489	83
	Connecticut Water Service Inc.			2,163	80
	Spok Holdings Inc.			4,292	80
*	Premiere Global Services Inc.			7,930	77
	Ormat Technologies Inc.			2,177	74
	Middlesex Water Co.			3,111	72
	Atlantic Power Corp.			23,967	69
	Consolidated Communications Holdings Inc.			2,892	62
*	ORBCOMM Inc.			10,759	61
*	Hawaiian Telcom Holdco Inc.			2,101	55
*	Intelsat SA			4,035	50
*	Pendrell Corp.			32,587	37
	Artesian Resources Corp. Class A			1,541	33
*	Boingo Wireless Inc.			4,570	33
	York Water Co.			970	23
	Shenandoah Telecommunications Co.			708	21
*	inContact Inc.			1,168	14
*	FairPoint Communications Inc.			783	13
	Lumos Networks Corp.			580	10
	NTELOS Holdings Corp.			1,885	9
	Spark Energy Inc. Class A			522	7
	IDT Corp. Class B			338	7
*	magicJack VocalTec Ltd.			251	2
					12,998
Total Common Stocks (Cost $169,613)					170,489

		Coupon
Temporary Cash Investments (0.7%)[1]
Money Market Fund (0.6%)
3,4	Vanguard Market Liquidity Fund	0.134%		1,177,887	1,178

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
5,6	Fannie Mae Discount Notes	0.130%	4/27/15	100	100
Total Temporary Cash Investments (Cost $1,278)					1,278

55

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 28, 2015
Total Investments (100.0%) (Cost $170,891)	171,767
Other Assets and Liabilities—Net (0.0%)[4]	(21)
Net Assets (100%)	171,746

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $202,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.8% and 0.2%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $240,000 of collateral received for securities on loan.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

56

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
Common Stocks (99.4%)[1]
Consumer Discretionary (16.6%)
Jack in the Box Inc.	13,303	1,286
* Buffalo Wild Wings Inc.	6,280	1,200
* Tenneco Inc.	20,228	1,178
Vail Resorts Inc.	12,009	1,055
Pool Corp.	14,989	1,037
Wolverine World Wide Inc.	33,698	1,030
* Cimpress NV	11,059	923
* Restoration Hardware Holdings Inc.	10,358	913
Cracker Barrel Old Country Store Inc.	5,952	899
Sotheby's	20,244	890
Texas Roadhouse Inc. Class A	23,161	872
Brunswick Corp.	15,404	836
* Asbury Automotive Group Inc.	10,206	803
Cheesecake Factory Inc.	16,594	789
HSN Inc.	11,048	747
Lithia Motors Inc. Class A	7,600	718
* Grand Canyon Education Inc.	15,528	712
* Steven Madden Ltd.	19,401	708
* G-III Apparel Group Ltd.	6,389	672
Monro Muffler Brake Inc.	10,490	663
Hillenbrand Inc.	20,908	663
* Bloomin' Brands Inc.	25,697	662
* Skechers U.S.A. Inc. Class A	9,631	656
Men's Wearhouse Inc.	12,709	638
Papa John's International Inc.	10,193	630
Sinclair Broadcast Group Inc. Class A	22,860	628
Dana Holding Corp.	28,085	614
* Select Comfort Corp.	18,072	580
* Fiesta Restaurant Group Inc.	8,918	580
* Five Below Inc.	18,067	573
* American Axle & Manufacturing Holdings Inc.	22,524	561
* ANN Inc.	15,591	560
Nexstar Broadcasting Group Inc. Class A	10,198	556
* Gentherm Inc.	11,757	546
* Bright Horizons Family Solutions Inc.	10,226	518
* Pinnacle Entertainment Inc.	19,856	511
PriceSmart Inc.	6,238	496
* Burlington Stores Inc.	8,536	474
* Krispy Kreme Doughnuts Inc.	21,731	474
* Lumber Liquidators Holdings Inc.	9,131	474
* Popeyes Louisiana Kitchen Inc.	7,885	473
Buckle Inc.	9,404	473
* Drew Industries Inc.	7,886	465
* Constant Contact Inc.	10,474	433
* Hibbett Sports Inc.	8,645	423
* Diamond Resorts International Inc.	11,813	409
Outerwall Inc.	6,313	407
Sonic Corp.	12,736	405
* Red Robin Gourmet Burgers Inc.	4,778	399
* Dorman Products Inc.	9,025	398
* Tumi Holdings Inc.	16,935	396
Pier 1 Imports Inc.	31,588	381
* Shutterfly Inc.	7,845	377
* LifeLock Inc.	26,896	376
La-Z-Boy Inc.	14,901	372
Columbia Sportswear Co.	6,164	345
Sturm Ruger & Co. Inc.	6,475	336
Churchill Downs Inc.	2,911	320
* Mattress Firm Holding Corp.	4,982	303
* Universal Electronics Inc.	5,332	301
* Shutterstock Inc.	5,099	288

57

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
February 28, 2015

			Market
			Value
		Shares	($000)
	KB Home	20,588	287
*	Boyd Gaming Corp.	20,604	285
	Interval Leisure Group Inc.	10,204	276
*	Helen of Troy Ltd.	3,585	275
	Oxford Industries Inc.	4,855	267
	Libbey Inc.	6,723	256
*	Carmike Cinemas Inc.	8,114	254
*	Smith & Wesson Holding Corp.	18,380	249
*	Meritor Inc.	17,209	246
*	Stamps.com Inc.	4,356	244
*	Conn's Inc.	9,301	240
	DineEquity Inc.	2,183	237
	Capella Education Co.	3,648	236
*	La Quinta Holdings Inc.	10,511	233
*	Denny's Corp.	19,635	226
*	Tuesday Morning Corp.	11,790	224
*	Strayer Education Inc.	3,621	220
*	Vitamin Shoppe Inc.	5,196	220
*	American Woodmark Corp.	4,068	214
*	Zumiez Inc.	5,507	214
*	Cavco Industries Inc.	2,961	212
*	Francesca's Holdings Corp.	13,984	210
	Winnebago Industries Inc.	9,011	209
	Brown Shoe Co. Inc.	6,964	209
*	Iconix Brand Group Inc.	5,497	186
*	Tower International Inc.	6,831	185
*	HealthStream Inc.	7,117	184
*	American Public Education Inc.	5,557	180
*	Gray Television Inc.	16,442	180
*	RealD Inc.	13,339	174
*	Rentrak Corp.	3,062	168
	Standard Motor Products Inc.	3,922	164
	Nutrisystem Inc.	9,518	164
	World Wrestling Entertainment Inc. Class A	9,918	163
*	Del Frisco's Restaurant Group Inc.	7,833	157
*	Motorcar Parts of America Inc.	5,978	157
*	Scientific Games Corp. Class A	10,767	145
*	Vera Bradley Inc.	7,250	145
*	XO Group Inc.	8,958	139
*	TiVo Inc.	11,690	131
	ClubCorp Holdings Inc.	7,318	130
*	Cumulus Media Inc. Class A	32,345	129
	Entravision Communications Corp. Class A	18,282	125
*	Chuy's Holdings Inc.	5,506	124
*	Blue Nile Inc.	4,064	122
	Group 1 Automotive Inc.	1,491	121
	Ruth's Hospitality Group Inc.	7,722	118
*,^	Container Store Group Inc.	5,815	107
*	Tile Shop Holdings Inc.	9,440	104
	Finish Line Inc. Class A	4,077	100
*	Angie's List Inc.	14,737	99
*	Nautilus Inc.	6,440	98
*,^	Weight Watchers International Inc.	8,478	96
*	BJ's Restaurants Inc.	1,790	93
	MDC Partners Inc. Class A	3,555	92
*	Orbitz Worldwide Inc.	7,911	92
*	Overstock.com Inc.	3,944	90
*	Jamba Inc.	5,833	88
*	Nathan's Famous Inc.	1,073	88
*	Vince Holding Corp.	3,792	86
*	Stoneridge Inc.	7,386	85
*	K12 Inc.	4,947	84
*	Travelport Worldwide Ltd.	4,564	73
*	Bravo Brio Restaurant Group Inc.	5,566	73

58

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
* TRI Pointe Homes Inc.	4,413	70
Movado Group Inc.	2,683	69
* Noodles & Co. Class A	3,660	67
Cooper Tire & Rubber Co.	1,743	66
* Kirkland's Inc.	2,779	66
National CineMedia Inc.	4,296	65
* Potbelly Corp.	4,837	65
* Zoe's Kitchen Inc.	1,889	65
Winmark Corp.	776	64
* Build-A-Bear Workshop Inc.	2,902	63
* Beazer Homes USA Inc.	3,677	63
Strattec Security Corp.	884	60
Cato Corp. Class A	1,331	59
* Christopher & Banks Corp.	11,793	59
* Quiksilver Inc.	27,081	57
* Malibu Boats Inc. Class A	2,709	55
* Fox Factory Holding Corp.	3,617	54
* Dave & Buster's Entertainment Inc.	1,716	54
Arctic Cat Inc.	1,462	53
* El Pollo Loco Holdings Inc.	2,106	52
Collectors Universe Inc.	2,234	51
* Genesco Inc.	683	50
* Norcraft Cos. Inc.	2,419	50
* Habit Restaurants Inc. Class A	1,459	48
* Famous Dave's of America Inc.	1,527	47
* Eros International plc	2,620	44
Marchex Inc. Class B	10,631	44
* Sequential Brands Group Inc.	4,300	44
* Life Time Fitness Inc.	749	43
* Wayfair Inc.	1,833	43
* Crocs Inc.	3,636	41
* Pacific Sunwear of California Inc.	13,896	39
* Coupons.com Inc.	3,908	38
* Martha Stewart Living Omnimedia Inc. Class A	7,717	37
* Liberty Tax Inc.	1,237	35
* Franklin Covey Co.	1,936	35
* Crown Media Holdings Inc. Class A	9,697	33
* Revlon Inc. Class A	924	31
Marine Products Corp.	3,654	30
* EVINE Live Inc.	4,653	29
* Papa Murphy's Holdings Inc.	2,086	28
* Townsquare Media Inc. Class A	1,983	26
* 2U Inc.	1,398	26
* Radio One Inc.	9,336	24
* Caesars Entertainment Corp.	2,283	24
* Morgans Hotel Group Co.	3,086	24
* Express Inc.	1,714	24
* FTD Cos. Inc.	664	23
Carriage Services Inc. Class A	972	22
* America's Car-Mart Inc.	420	22
* Boot Barn Holdings Inc.	837	21
* Ignite Restaurant Group Inc.	2,817	20
* Care.com Inc.	2,382	19
* William Lyon Homes Class A	804	18
* LGI Homes Inc.	1,206	17
Remy International Inc.	728	17
* Cooper-Standard Holding Inc.	303	16
* Cenveo Inc.	7,821	16
* Central Garden and Pet Co. Class A	1,511	15
Escalade Inc.	867	13
Saga Communications Inc. Class A	310	12
* New York & Co. Inc.	5,507	12
* Destination XL Group Inc.	2,565	12
Inter Parfums Inc.	342	10

59

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
February 28, 2015

			Market
			Value
		Shares	($000)
*	Speed Commerce Inc.	12,714	9
	Destination Maternity Corp.	554	9
*	hhgregg Inc.	1,336	9
*	Sportsman's Warehouse Holdings Inc.	1,063	8
*	ReachLocal Inc.	2,357	7
*	TubeMogul Inc.	404	6
*	ITT Educational Services Inc.	541	4
*	Century Communities Inc.	157	3
			50,741
Consumer Staples (3.3%)
*	United Natural Foods Inc.	16,488	1,369
	Casey's General Stores Inc.	12,788	1,122
*	Boston Beer Co. Inc. Class A	2,775	743
*	TreeHouse Foods Inc.	7,254	606
	Sanderson Farms Inc.	6,585	561
*	Fresh Market Inc.	14,265	543
	J&J Snack Foods Corp.	4,965	502
	B&G Foods Inc.	16,974	486
	WD-40 Co.	5,001	406
	Cal-Maine Foods Inc.	10,370	390
	Andersons Inc.	8,715	386
	Vector Group Ltd.	15,770	363
	Lancaster Colony Corp.	3,887	355
	Calavo Growers Inc.	4,842	203
*	Diamond Foods Inc.	7,181	193
*	Boulder Brands Inc.	18,696	193
*	USANA Health Sciences Inc.	1,918	192
	Tootsie Roll Industries Inc.	5,659	187
	Coca-Cola Bottling Co. Consolidated	1,422	148
*	Medifast Inc.	4,011	127
	PetMed Express Inc.	6,793	105
*	Chefs' Warehouse Inc.	4,939	100
*	National Beverage Corp.	3,870	87
*	Natural Grocers by Vitamin Cottage Inc.	2,908	86
*	Diplomat Pharmacy Inc.	2,778	83
	Limoneira Co.	3,819	80
	Orchids Paper Products Co.	2,121	60
*	Farmer Bros Co.	2,419	59
	Core-Mark Holding Co. Inc.	783	55
*	Inventure Foods Inc.	4,956	50
	Liberator Medical Holdings Inc.	10,608	41
*,^	Freshpet Inc.	2,129	39
*	Craft Brew Alliance Inc.	2,943	37
*	Fairway Group Holdings Corp.	6,493	36
*	Smart & Final Stores Inc.	2,301	35
*	Seaboard Corp.	7	28
*	Lifeway Foods Inc.	1,483	28
*	Synutra International Inc.	4,790	27
	Female Health Co.	5,433	19
*	22nd Century Group Inc.	15,818	13
	Alico Inc.	61	3
			10,146
Energy (3.1%)
	SemGroup Corp. Class A	14,159	1,095
*	Diamondback Energy Inc.	14,672	1,045
	Western Refining Inc.	17,709	834
*	Carrizo Oil & Gas Inc.	15,144	721
	Delek US Holdings Inc.	10,267	383
*	Bonanza Creek Energy Inc.	13,083	353
*	Synergy Resources Corp.	26,945	322
*	Flotek Industries Inc.	17,837	305
*	Matador Resources Co.	13,867	300
	SunCoke Energy Inc.	15,292	279
*	Parsley Energy Inc. Class A	17,837	266

60

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
February 28, 2015

			Market
			Value
		Shares	($000)
	Green Plains Inc.	10,630	247
	CARBO Ceramics Inc.	6,550	239
*	C&J Energy Services Inc.	13,253	181
*,^	Magnum Hunter Resources Corp.	66,409	175
*	Matrix Service Co.	8,762	163
*	Forum Energy Technologies Inc.	7,365	144
*	Sanchez Energy Corp.	10,233	137
*	RigNet Inc.	3,973	126
	TerraForm Power Inc. Class A	3,580	124
*,^	FuelCell Energy Inc.	77,253	101
*	Clayton Williams Energy Inc.	1,971	97
*	Abraxas Petroleum Corp.	30,632	93
	Panhandle Oil and Gas Inc. Class A	4,595	93
*	REX American Resources Corp.	1,696	92
*	Willbros Group Inc.	13,559	86
*	Enphase Energy Inc.	6,216	86
*	Trecora Resources	5,859	85
*	Pioneer Energy Services Corp.	15,146	81
*	Basic Energy Services Inc.	10,828	81
*	Rex Energy Corp.	15,972	78
*	Capstone Turbine Corp.	106,598	75
*	Clean Energy Fuels Corp.	12,541	75
*	Gastar Exploration Inc.	22,220	67
*,^	Solazyme Inc.	24,541	65
*	Ring Energy Inc.	6,539	62
*	Triangle Petroleum Corp.	12,198	60
*	RSP Permian Inc.	2,120	58
*,^	Goodrich Petroleum Corp.	12,314	55
*	PetroQuest Energy Inc.	17,115	50
*	Rosetta Resources Inc.	2,533	45
	Evolution Petroleum Corp.	6,353	43
*	PDC Energy Inc.	835	43
*	Approach Resources Inc.	5,403	42
*	Jones Energy Inc. Class A	4,630	40
	EXCO Resources Inc.	18,777	39
*	Eclipse Resources Corp.	4,964	36
*	Isramco Inc.	289	36
*	FX Energy Inc.	17,913	35
	Alon USA Energy Inc.	2,404	33
*	EnerNOC Inc.	2,206	30
	Gulf Island Fabrication Inc.	1,799	29
	W&T Offshore Inc.	4,331	26
	Nordic American Offshore Ltd.	2,720	25
*	Vivint Solar Inc.	2,654	21
*	FMSA Holdings Inc.	2,808	19
*	TransAtlantic Petroleum Ltd.	3,828	18
*	ION Geophysical Corp.	7,559	17
	Tesco Corp.	1,302	14
*	Glori Energy Inc.	4,098	12
*	Geospace Technologies Corp.	541	10
*	Profire Energy Inc.	4,664	10
	North Atlantic Drilling Ltd.	5,761	9
*	Independence Contract Drilling Inc.	1,107	6
*	Pacific Ethanol Inc.	662	6
	Walter Energy Inc.	4,917	5
*,^	BPZ Resources Inc.	17,177	4
	Adams Resources & Energy Inc.	35	2
*	Miller Energy Resources Inc.	608	1
			9,635
Financial Services (9.6%)
*	WEX Inc.	12,875	1,377
	Sun Communities Inc.	15,951	1,078
	MarketAxess Holdings Inc.	12,532	997
	Bank of the Ozarks Inc.	26,453	968

61

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
* Euronet Worldwide Inc.	16,931	957
Fair Isaac Corp.	10,681	909
* Strategic Hotels & Resorts Inc.	68,052	893
National Health Investors Inc.	12,455	887
Sovran Self Storage Inc.	9,512	875
* PRA Group Inc.	16,632	833
Advent Software Inc.	17,134	757
Financial Engines Inc.	17,127	690
WisdomTree Investments Inc.	35,830	670
Sabra Health Care REIT Inc.	18,478	604
EastGroup Properties Inc.	9,462	596
Heartland Payment Systems Inc.	11,932	585
Evercore Partners Inc. Class A	11,011	564
* Cardtronics Inc.	14,811	542
Empire State Realty Trust Inc.	30,514	540
Potlatch Corp.	13,520	540
* Blackhawk Network Holdings Inc. Class B	14,701	539
* First Cash Financial Services Inc.	9,655	465
Home BancShares Inc.	14,572	461
EVERTEC Inc.	21,912	457
Ryman Hospitality Properties Inc.	7,438	447
* BofI Holding Inc.	5,010	443
* MGIC Investment Corp.	46,997	429
* Credit Acceptance Corp.	2,154	395
HFF Inc. Class A	10,953	390
AmTrust Financial Services Inc.	7,204	388
* Western Alliance Bancorp	13,462	382
Greenhill & Co. Inc.	9,448	366
* Essent Group Ltd.	14,898	346
* St. Joe Co.	19,662	334
CoreSite Realty Corp.	6,966	330
Virtus Investment Partners Inc.	2,368	313
First Financial Bankshares Inc.	11,680	307
Alexander's Inc.	653	288
PS Business Parks Inc.	3,264	272
Cohen & Steers Inc.	6,449	269
* Texas Capital Bancshares Inc.	5,381	250
Universal Insurance Holdings Inc.	9,901	247
* Eagle Bancorp Inc.	6,507	242
* Encore Capital Group Inc.	5,870	235
* World Acceptance Corp.	2,647	217
DuPont Fabros Technology Inc.	6,798	213
Universal Health Realty Income Trust	4,069	207
Radian Group Inc.	12,882	204
Cass Information Systems Inc.	3,804	191
* Xoom Corp.	10,351	176
Investors Bancorp Inc.	14,117	162
GAMCO Investors Inc.	2,118	160
Westwood Holdings Group Inc.	2,433	152
Saul Centers Inc.	2,807	151
BGC Partners Inc. Class A	15,937	145
QTS Realty Trust Inc. Class A	3,978	142
Employers Holdings Inc.	6,029	142
* Harbinger Group Inc.	11,477	141
Diamond Hill Investment Group Inc.	950	134
Urstadt Biddle Properties Inc. Class A	5,688	129
* Ladenburg Thalmann Financial Services Inc.	33,280	128
United Insurance Holdings Corp.	5,063	124
Federated National Holding Co.	4,188	121
CareTrust REIT Inc.	8,805	112
Infinity Property & Casualty Corp.	1,412	110
American Assets Trust Inc.	2,543	104
* Blackhawk Network Holdings Inc.	2,810	104
* Marcus & Millichap Inc.	2,698	100

62

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
February 28, 2015

			Market
			Value
		Shares	($000)
	HCI Group Inc.	2,099	99
*	Altisource Portfolio Solutions SA	4,470	90
*	Meridian Bancorp Inc.	6,899	85
*	OM Asset Management plc	4,712	85
*	Altisource Asset Management Corp.	374	66
*	Atlas Financial Holdings Inc.	3,478	63
*	eHealth Inc.	5,750	52
*	LendingTree Inc.	944	50
	Kennedy-Wilson Holdings Inc.	1,812	48
*	Heritage Insurance Holdings Inc.	2,316	46
	Independent Bank Group Inc.	1,267	46
*	PennyMac Financial Services Inc. Class A	2,585	45
	RCS Capital Corp. Class A	3,061	35
	United Financial Bancorp Inc.	2,771	34
*	INTL. FCStone Inc.	1,256	34
	LegacyTexas Financial Group Inc.	1,408	32
	Pzena Investment Management Inc. Class A	3,713	31
	Silvercrest Asset Management Group Inc. Class A	1,933	27
	Maiden Holdings Ltd.	1,774	25
	Consolidated-Tomoka Land Co.	415	24
	Crawford & Co. Class B	2,572	23
	Aviv REIT Inc.	576	21
*	State National Cos. Inc.	2,103	20
*	Square 1 Financial Inc. Class A	706	20
*	Forestar Group Inc.	1,190	17
*	Higher One Holdings Inc.	4,798	16
	National Interstate Corp.	563	15
	Fifth Street Asset Management Inc.	1,110	14
	Cardinal Financial Corp.	689	13
	Moelis & Co. Class A	391	13
	Medley Management Inc. Class A	1,110	12
	UMH Properties Inc.	1,067	10
*	Tejon Ranch Co.	268	7
*	Stonegate Mortgage Corp.	616	6
*	Kearny Financial Corp.	411	5
	ServisFirst Bancshares Inc.	98	3
*	CommunityOne Bancorp	220	2
	CIFC Corp.	96	1
*	Tejon Ranch Co. Warrants Exp. 08/31/2016	617	1
			29,262
Health Care (24.6%)
*	Isis Pharmaceuticals Inc.	39,066	2,678
*	Puma Biotechnology Inc.	7,714	1,643
*	DexCom Inc.	24,892	1,512
*	Team Health Holdings Inc.	23,336	1,383
*	Pacira Pharmaceuticals Inc.	11,846	1,360
*	Cepheid	23,166	1,317
	West Pharmaceutical Services Inc.	23,480	1,285
	STERIS Corp.	19,632	1,267
*	PAREXEL International Corp.	18,897	1,218
*	Akorn Inc.	20,712	1,115
*	Neurocrine Biosciences Inc.	28,061	1,096
	HealthSouth Corp.	22,246	967
*,^	OPKO Health Inc.	65,475	953
*	Receptos Inc.	7,289	923
*	ACADIA Pharmaceuticals Inc.	24,111	915
*	Acadia Healthcare Co. Inc.	14,209	898
*	Medidata Solutions Inc.	17,973	865
*	ABIOMED Inc.	13,292	808
*	Bluebird Bio Inc.	8,220	784
*	Synageva BioPharma Corp.	7,727	763
*	Thoratec Corp.	17,842	727
*	Novavax Inc.	79,249	725
*	Air Methods Corp.	13,033	691

63

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
February 28, 2015

			Market
			Value
		Shares	($000)
*	Celldex Therapeutics Inc.	26,955	688
*	Dyax Corp.	45,208	683
	Chemed Corp.	5,839	680
*	Prestige Brands Holdings Inc.	17,250	665
*	Exact Sciences Corp.	29,489	663
*	Molina Healthcare Inc.	10,053	640
*	Clovis Oncology Inc.	8,216	628
*	Neogen Corp.	12,207	624
*	Ironwood Pharmaceuticals Inc. Class A	39,782	615
*	Cyberonics Inc.	8,941	612
*	NuVasive Inc.	12,954	593
*	Insulet Corp.	18,448	585
*	WebMD Health Corp.	12,907	569
*	Medicines Co.	19,660	566
*	Portola Pharmaceuticals Inc.	14,221	542
*	Lannett Co. Inc.	8,568	535
*	Globus Medical Inc.	21,909	532
*	Agios Pharmaceuticals Inc.	4,878	523
*	Halozyme Therapeutics Inc.	34,446	519
*,^	Intrexon Corp.	12,614	518
*	HMS Holdings Corp.	29,194	512
	Cantel Medical Corp.	11,265	511
*	PTC Therapeutics Inc.	7,120	508
*,^	MannKind Corp.	75,972	495
*	HeartWare International Inc.	5,661	482
*	Acorda Therapeutics Inc.	13,876	470
*	Spectranetics Corp.	13,866	469
^	Theravance Inc.	25,950	469
*	ExamWorks Group Inc.	11,573	468
	Abaxis Inc.	7,492	456
*	ARIAD Pharmaceuticals Inc.	54,993	447
*	Horizon Pharma plc	21,746	446
*	Masimo Corp.	14,910	439
*	Omnicell Inc.	12,217	428
*	Depomed Inc.	19,394	426
*	Fluidigm Corp.	9,380	415
*,^	Keryx Biopharmaceuticals Inc.	33,823	411
*	Catalent Inc.	14,686	411
*	Chimerix Inc.	10,087	408
*	Natus Medical Inc.	10,737	384
*	Sangamo BioSciences Inc.	22,782	383
	PDL BioPharma Inc.	53,644	374
*	MedAssets Inc.	19,212	369
*	Ligand Pharmaceuticals Inc.	6,565	362
*	Arena Pharmaceuticals Inc.	80,087	361
*	NxStage Medical Inc.	20,531	353
*	Cardiovascular Systems Inc.	9,275	350
*	Cambrex Corp.	10,187	349
*	Tetraphase Pharmaceuticals Inc.	8,718	344
*	TESARO Inc.	6,439	343
*	ZIOPHARM Oncology Inc.	30,175	340
*	Endologix Inc.	21,267	335
	Select Medical Holdings Corp.	24,726	335
*	Cempra Inc.	10,007	331
*	Merrimack Pharmaceuticals Inc.	30,781	330
*	Zeltiq Aesthetics Inc.	9,736	325
*	MiMedx Group Inc.	30,887	320
*	Nektar Therapeutics	24,014	314
	Ensign Group Inc.	6,960	307
*	Insmed Inc.	16,478	305
*	Array BioPharma Inc.	37,366	297
	Quality Systems Inc.	16,575	288
*	NewLink Genetics Corp.	6,597	284
	Meridian Bioscience Inc.	13,878	275

64

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
February 28, 2015

			Market
			Value
		Shares	($000)
*	Repligen Corp.	10,661	274
*	Bio-Reference Laboratories Inc.	7,618	266
*	Aegerion Pharmaceuticals Inc.	9,762	266
*	Ophthotech Corp.	4,640	249
*	Infinity Pharmaceuticals Inc.	16,246	247
*	Quidel Corp.	9,546	245
*	AMAG Pharmaceuticals Inc.	4,977	245
*	Omeros Corp.	11,665	243
*	Capital Senior Living Corp.	9,716	243
*	KYTHERA Biopharmaceuticals Inc.	5,819	242
*	MacroGenics Inc.	6,704	232
*	Orexigen Therapeutics Inc.	41,059	232
*	Auspex Pharmaceuticals Inc.	3,442	231
*	Accuray Inc.	25,451	229
*	Foundation Medicine Inc.	4,688	224
*	Acceleron Pharma Inc.	5,509	224
*	LDR Holding Corp.	5,575	218
*	Relypsa Inc.	5,609	218
*	Momenta Pharmaceuticals Inc.	15,915	217
*	ImmunoGen Inc.	28,484	216
*	BioDelivery Sciences International Inc.	13,814	207
*	Integra LifeSciences Holdings Corp.	3,375	203
*	TherapeuticsMD Inc.	39,458	200
*	Insys Therapeutics Inc.	3,313	199
*	Luminex Corp.	12,413	195
	Computer Programs & Systems Inc.	3,688	194
*	Anika Therapeutics Inc.	4,848	194
*	Raptor Pharmaceutical Corp.	20,682	192
*	BioCryst Pharmaceuticals Inc.	18,726	191
*	Wright Medical Group Inc.	7,740	191
*	Exelixis Inc.	64,883	190
*	Sarepta Therapeutics Inc.	13,557	188
*	Aratana Therapeutics Inc.	9,678	186
*	Impax Laboratories Inc.	4,503	181
*	Amsurg Corp.	2,987	180
*	PRA Health Sciences Inc.	5,665	179
*	Kite Pharma Inc.	2,726	178
	Phibro Animal Health Corp. Class A	4,879	177
*	Providence Service Corp.	3,833	176
*	GenMark Diagnostics Inc.	13,776	175
*	Five Prime Therapeutics Inc.	6,781	175
*	Anacor Pharmaceuticals Inc.	3,973	173
	US Physical Therapy Inc.	4,046	172
*	Genomic Health Inc.	5,513	168
*	Vascular Solutions Inc.	5,676	166
	Atrion Corp.	509	165
*	Theravance Biopharma Inc.	7,365	160
*	Sagent Pharmaceuticals Inc.	5,829	158
*	ANI Pharmaceuticals Inc.	2,290	154
*,^	Accelerate Diagnostics Inc.	7,488	150
*	Cerus Corp.	29,919	143
*	IPC Healthcare Inc.	3,291	142
*	Intra-Cellular Therapies Inc.	5,702	142
*	Vanda Pharmaceuticals Inc.	13,139	141
*	Ultragenyx Pharmaceutical Inc.	2,563	139
*,^	Arrowhead Research Corp.	18,370	138
*,^	Sequenom Inc.	38,893	136
*	Unilife Corp.	34,261	135
*	Karyopharm Therapeutics Inc.	4,962	135
*	TG Therapeutics Inc.	9,150	133
*	CorVel Corp.	3,707	131
*	Surgical Care Affiliates Inc.	3,976	129
*	Esperion Therapeutics Inc.	2,038	127
*	Idera Pharmaceuticals Inc.	26,076	127

65

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
February 28, 2015

			Market
			Value
		Shares	($000)
*,^	Inovio Pharmaceuticals Inc.	17,748	126
*	Enanta Pharmaceuticals Inc.	3,460	124
*,^	Organovo Holdings Inc.	20,904	124
*	IGI Laboratories Inc.	10,742	124
*	Healthways Inc.	5,498	123
	Landauer Inc.	3,207	122
*	Pacific Biosciences of California Inc.	19,187	121
*	Pernix Therapeutics Holdings Inc.	11,233	121
*	AtriCure Inc.	6,762	120
*	CTI BioPharma Corp.	50,144	117
*	Radius Health Inc.	2,660	113
*	Hyperion Therapeutics Inc.	3,658	108
*	OncoMed Pharmaceuticals Inc.	4,244	106
*	Immunomedics Inc.	25,641	105
*	Antares Pharma Inc.	39,426	103
*	Heron Therapeutics Inc.	7,901	103
*	WellCare Health Plans Inc.	1,128	102
*	Epizyme Inc.	4,328	102
*	Retrophin Inc.	7,177	102
*	Osiris Therapeutics Inc.	5,847	101
*	Aerie Pharmaceuticals Inc.	3,545	100
*	ZS Pharma Inc.	1,961	97
*	Regulus Therapeutics Inc.	5,202	96
*	Achillion Pharmaceuticals Inc.	7,920	96
*	Merge Healthcare Inc.	23,943	96
*	Synergy Pharmaceuticals Inc.	31,677	96
*,^	Northwest Biotherapeutics Inc.	12,887	95
*	XOMA Corp.	25,170	93
*	Nevro Corp.	2,215	93
*	Alder Biopharmaceuticals Inc.	3,412	92
*	RadNet Inc.	10,455	92
*	Zafgen Inc.	2,354	91
*	Supernus Pharmaceuticals Inc.	9,939	89
*	Sucampo Pharmaceuticals Inc. Class A	5,791	89
*	Otonomy Inc.	2,392	89
*	FibroGen Inc.	2,767	88
*	Neuralstem Inc.	23,317	88
*	STAAR Surgical Co.	12,504	86
*	INC Research Holdings Inc. Class A	2,790	83
*	SciClone Pharmaceuticals Inc.	10,773	83
*	Agenus Inc.	16,656	82
*	Threshold Pharmaceuticals Inc.	18,470	81
*	VIVUS Inc.	30,537	80
*	Cynosure Inc. Class A	2,618	80
*	Avalanche Biotechnologies Inc.	2,190	79
*	Oxford Immunotec Global plc	5,538	78
*	Ampio Pharmaceuticals Inc.	13,712	77
*	Peregrine Pharmaceuticals Inc.	53,139	75
*	Xencor Inc.	4,749	74
*	Stemline Therapeutics Inc.	4,835	73
	Utah Medical Products Inc.	1,232	73
*	Repros Therapeutics Inc.	7,905	73
*	Lexicon Pharmaceuticals Inc.	76,922	72
*	Sage Therapeutics Inc.	1,651	72
*	AcelRx Pharmaceuticals Inc.	8,024	71
*	BioTime Inc.	16,846	71
*	Endocyte Inc.	12,001	70
*	Affymetrix Inc.	5,889	69
*	Galena Biopharma Inc.	38,211	69
*	Mirati Therapeutics Inc.	2,852	68
*	Zogenix Inc.	39,775	67
*	POZEN Inc.	8,847	65
*	Haemonetics Corp.	1,450	64
*	K2M Group Holdings Inc.	3,121	64

66

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
* Ocular Therapeutix Inc.	1,782	64
* Navidea Biopharmaceuticals Inc.	38,493	62
* Coherus Biosciences Inc.	1,924	61
* Prothena Corp. plc	2,261	60
* Corcept Therapeutics Inc.	17,274	57
Kindred Healthcare Inc.	2,634	56
* Inogen Inc.	1,671	56
* Versartis Inc.	2,715	54
* Ohr Pharmaceutical Inc.	6,808	52
* Synta Pharmaceuticals Corp.	21,005	50
* Oncothyreon Inc.	31,299	50
* BioTelemetry Inc.	5,119	49
* Adeptus Health Inc. Class A	1,079	48
* Civitas Solutions Inc.	2,508	48
* BioSpecifics Technologies Corp.	1,194	47
* Alimera Sciences Inc.	8,491	44
* Flexion Therapeutics Inc.	1,945	44
* Bio-Path Holdings Inc.	23,756	44
* Vital Therapies Inc.	1,860	41
* Amphastar Pharmaceuticals Inc.	2,904	41
* Immune Design Corp.	1,820	40
* Atara Biotherapeutics Inc.	2,018	39
* Emergent Biosolutions Inc.	1,313	39
* Applied Genetic Technologies Corp.	1,870	38
* NanoViricides Inc.	14,364	38
* AAC Holdings Inc.	1,031	37
* Dermira Inc.	2,208	37
* Enzo Biochem Inc.	11,931	36
* Progenics Pharmaceuticals Inc.	5,519	36
* Sunesis Pharmaceuticals Inc.	16,016	36
* Calithera Biosciences Inc.	2,262	34
* NanoString Technologies Inc.	3,252	34
* Intersect ENT Inc.	1,278	34
National Research Corp. Class A	2,404	33
* Tandem Diabetes Care Inc.	2,811	33
* Spectrum Pharmaceuticals Inc.	5,053	31
* Dicerna Pharmaceuticals Inc.	1,263	31
* HealthEquity Inc.	1,407	29
* Revance Therapeutics Inc.	1,768	28
* T2 Biosystems Inc.	1,693	28
* Genesis Healthcare Inc.	3,753	27
* Achaogen Inc.	2,365	26
* TriVascular Technologies Inc.	2,480	25
* Tokai Pharmaceuticals Inc.	1,672	25
* Castlight Health Inc. Class B	3,450	25
* Akebia Therapeutics Inc.	2,538	23
* Kindred Biosciences Inc.	3,500	23
* Pain Therapeutics Inc.	12,316	23
* Ardelyx Inc.	1,468	23
* Actinium Pharmaceuticals Inc.	7,053	22
* Vitae Pharmaceuticals Inc.	1,861	22
* Veracyte Inc.	2,390	21
* Galectin Therapeutics Inc.	6,048	21
* Sientra Inc.	1,092	20
* Cara Therapeutics Inc.	1,936	20
* Cytori Therapeutics Inc.	17,679	20
* Rockwell Medical Inc.	1,930	19
* CytRx Corp.	5,805	19
* Cellular Dynamics International Inc.	3,353	18
* Egalet Corp.	1,207	18
* Adamas Pharmaceuticals Inc.	1,029	18
* Eleven Biotherapeutics Inc.	1,589	17
* Imprivata Inc.	1,218	17
* XenoPort Inc.	2,372	16

67

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
* SurModics Inc.	666	16
* NeoStem Inc.	4,055	15
* Alliance HealthCare Services Inc.	614	15
National Research Corp. Class B	425	14
* Genocea Biosciences Inc.	1,593	14
* Loxo Oncology Inc.	980	13
* Second Sight Medical Products Inc.	764	12
* OraSure Technologies Inc.	1,449	10
* Verastem Inc.	1,246	9
* Roka Bioscience Inc.	1,359	6
* Regado Biosciences Inc.	4,527	5
* Accretive Health Inc.	681	4
* Addus HomeCare Corp.	163	4
* TransEnterix Inc.	766	2
		75,190
Materials & Processing (7.4%)
* Graphic Packaging Holding Co.	108,630	1,639
Belden Inc.	14,487	1,286
PolyOne Corp.	29,604	1,176
Watsco Inc.	8,583	1,006
KapStone Paper and Packaging Corp.	28,099	968
* Polypore International Inc.	14,977	888
HB Fuller Co.	16,677	745
* Rexnord Corp.	25,011	690
* Chemtura Corp.	24,204	635
Balchem Corp.	10,126	597
* Berry Plastics Group Inc.	16,944	581
^ US Silica Holdings Inc.	17,897	580
* Trex Co. Inc.	11,196	564
* Stillwater Mining Co.	37,399	542
Mueller Water Products Inc. Class A	53,108	486
RBC Bearings Inc.	7,752	481
* Boise Cascade Co.	13,136	468
Worthington Industries Inc.	17,144	463
Interface Inc. Class A	22,188	448
Mueller Industries Inc.	12,336	429
* Clearwater Paper Corp.	6,815	416
* Headwaters Inc.	24,531	403
* Calgon Carbon Corp.	17,837	368
Globe Specialty Metals Inc.	21,357	356
* Cabot Microelectronics Corp.	6,757	350
AAON Inc.	14,163	319
* Ferro Corp.	24,032	306
Apogee Enterprises Inc.	5,736	263
Quaker Chemical Corp.	3,056	248
Deltic Timber Corp.	3,716	246
Innophos Holdings Inc.	4,253	239
* Nortek Inc.	3,048	237
Minerals Technologies Inc.	3,212	235
Myers Industries Inc.	8,681	173
Neenah Paper Inc.	2,821	170
* PGT Inc.	15,736	160
* NCI Building Systems Inc.	9,320	157
NN Inc.	5,502	152
* Patrick Industries Inc.	2,732	151
* US Concrete Inc.	4,743	145
PH Glatfelter Co.	5,380	132
* OMNOVA Solutions Inc.	15,848	126
Wausau Paper Corp.	13,101	123
Stepan Co.	2,958	122
Insteel Industries Inc.	5,566	121
Koppers Holdings Inc.	6,808	110
* Beacon Roofing Supply Inc.	3,608	108
* Rentech Inc.	76,948	105

68

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
Materion Corp.	2,731	100
A Schulman Inc.	2,313	99
* Builders FirstSource Inc.	15,386	93
Global Brass & Copper Holdings Inc.	6,469	91
Chase Corp.	2,053	88
Advanced Drainage Systems Inc.	3,226	88
* Ply Gem Holdings Inc.	6,134	84
* Masonite International Corp.	1,328	81
* Continental Building Products Inc.	3,795	79
* Stock Building Supply Holdings Inc.	4,977	77
* Senomyx Inc.	14,427	77
Innospec Inc.	1,643	73
Schweitzer-Mauduit International Inc.	1,499	70
* AEP Industries Inc.	1,184	60
Sensient Technologies Corp.	930	59
* Coeur Mining Inc.	9,148	53
* Installed Building Products Inc.	2,789	49
Griffon Corp.	2,799	46
Comfort Systems USA Inc.	2,384	45
Gold Resource Corp.	12,193	42
United States Lime & Minerals Inc.	573	39
Zep Inc.	2,129	35
Simpson Manufacturing Co. Inc.	948	34
* Dixie Group Inc.	3,850	34
* Horsehead Holding Corp.	2,538	33
* Shiloh Industries Inc.	2,537	32
Aceto Corp.	1,465	31
Omega Flex Inc.	929	26
Hawkins Inc.	583	23
* RTI International Metals Inc.	715	20
Quanex Building Products Corp.	959	19
* Marrone Bio Innovations Inc.	5,181	18
FutureFuel Corp.	1,440	18
* Trinseo SA	821	15
Kronos Worldwide Inc.	1,084	13
Oil-Dri Corp. of America	329	10
* Aspen Aerogels Inc.	1,050	8
* Handy & Harman Ltd.	185	8
Haynes International Inc.	192	8
Olympic Steel Inc.	507	8
Culp Inc.	342	7
Dynamic Materials Corp.	242	4
* Ryerson Holding Corp.	629	4
* TCP International Holdings Ltd.	1,332	4
		22,618
Other (0.1%)[2]
* InfraREIT Inc.	1,425	39
* Easterly Government Properties Inc.	2,400	39
* Inovalon Holdings Inc. Class A	800	25
* Furiex Pharmaceuticals Inc. CVR	2,460	24
* Spark Therapeutics Inc.	364	21
* Juno Therapeutics Inc.	420	20
* Bellicum Pharmaceuticals Inc.	808	19
* Entellus Medical Inc.	720	16
* Avinger Inc.	1,019	12
* Leap Wireless International Inc. CVR	4,245	11
* Flex Pharma Inc.	600	10
* Shake Shack Inc. Class A	240	10
* Hortonworks Inc.	367	8
* Box Inc.	300	5
* Invitae Corp.	240	4
* Presbia plc	600	4
* New Relic Inc.	120	4
* On Deck Capital Inc.	210	4

69

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
* Neothetics Inc.	600	4
* Chelsea Therapeutics International Ltd. CVR Exp. 12/31/2016	27,975	3
* LendingClub Corp.	147	3
* Cubist Pharmaceuticals, Inc. CVR	13,027	2
* Omthera Pharmaceuticals Inc. CVR	2,001	1
* Durata Therapeutics Inc. CVR Exp. 12/31/2018	534	1
		289
Producer Durables (12.9%)
MAXIMUS Inc.	22,493	1,332
HEICO Corp.	22,094	1,309
* Generac Holdings Inc.	22,869	1,127
CLARCOR Inc.	15,797	1,040
Corporate Executive Board Co.	11,230	878
Allegiant Travel Co. Class A	4,585	842
* Swift Transportation Co.	28,310	801
Healthcare Services Group Inc.	23,392	785
* Advisory Board Co.	13,984	757
Woodward Inc.	14,745	716
HNI Corp.	13,858	707
* On Assignment Inc.	18,086	691
* WageWorks Inc.	11,687	671
Knight Transportation Inc.	19,885	657
Littelfuse Inc.	6,430	645
* Electronics For Imaging Inc.	15,508	630
Herman Miller Inc.	19,721	611
Deluxe Corp.	8,582	571
Forward Air Corp.	10,391	556
Greenbrier Cos. Inc.	9,190	540
Franklin Electric Co. Inc.	14,720	537
* Proto Labs Inc.	7,540	536
Steelcase Inc. Class A	27,547	516
EnPro Industries Inc.	7,572	498
MSA Safety Inc.	9,844	498
* Hub Group Inc. Class A	12,263	495
* MasTec Inc.	21,826	482
Heartland Express Inc.	18,128	456
* Dycom Industries Inc.	10,118	449
Harsco Corp.	26,927	444
* Astronics Corp.	6,307	439
* TASER International Inc.	17,955	422
Tennant Co.	6,149	402
* TriMas Corp.	13,352	400
Insperity Inc.	7,578	393
AZZ Inc.	8,545	388
* GenCorp Inc.	20,005	386
* Saia Inc.	8,241	379
Exponent Inc.	4,378	379
MTS Systems Corp.	5,063	367
* Chart Industries Inc.	10,209	357
US Ecology Inc.	7,157	349
Knoll Inc.	16,214	344
* Wabash National Corp.	23,067	338
John Bean Technologies Corp.	9,669	334
ArcBest Corp.	7,937	332
* Advanced Energy Industries Inc.	12,409	330
* TrueBlue Inc.	13,849	319
Curtiss-Wright Corp.	4,151	301
Lindsay Corp.	3,418	299
* FARO Technologies Inc.	4,980	299
Sun Hydraulics Corp.	7,402	286
* Teledyne Technologies Inc.	2,835	286
CIRCOR International Inc.	5,287	284

70

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
February 28, 2015

			Market
			Value
		Shares	($000)
	Badger Meter Inc.	4,801	280
*	Hawaiian Holdings Inc.	15,130	280
*	Blount International Inc.	16,491	274
*	Rush Enterprises Inc. Class A	9,559	267
*	Thermon Group Holdings Inc.	10,681	262
*	Team Inc.	6,813	262
	Primoris Services Corp.	12,663	261
*	Korn/Ferry International	8,507	260
	H&E Equipment Services Inc.	10,366	254
	Raven Industries Inc.	12,171	254
	Altra Industrial Motion Corp.	9,054	247
	EnerSys	3,508	229
*	Echo Global Logistics Inc.	7,880	229
	Hyster-Yale Materials Handling Inc.	3,442	227
	Applied Industrial Technologies Inc.	5,091	223
	Standex International Corp.	3,069	222
*	JetBlue Airways Corp.	11,591	199
*	DXP Enterprises Inc.	4,308	197
	Kforce Inc.	8,334	197
	Encore Wire Corp.	5,213	194
	Matson Inc.	4,907	194
	Kaman Corp.	4,658	193
*	Darling Ingredients Inc.	10,783	188
	Gorman-Rupp Co.	6,218	179
	Park-Ohio Holdings Corp.	2,903	168
	American Railcar Industries Inc.	2,936	165
	TAL International Group Inc.	3,877	162
*	ExlService Holdings Inc.	4,616	161
*	Lydall Inc.	4,898	156
*	XPO Logistics Inc.	3,443	152
	Aircastle Ltd.	6,424	148
	Douglas Dynamics Inc.	6,542	147
	Forrester Research Inc.	3,639	137
	Multi-Color Corp.	1,957	134
*	OSI Systems Inc.	1,515	110
*	SP Plus Corp.	4,835	109
*	GP Strategies Corp.	3,020	108
*	Mistras Group Inc.	5,500	104
	Werner Enterprises Inc.	3,140	101
*	Aerovironment Inc.	3,516	96
	Barrett Business Services Inc.	2,426	90
*	Roadrunner Transportation Systems Inc.	3,447	88
*	Furmanite Corp.	12,699	88
*	Power Solutions International Inc.	1,451	82
*	Moog Inc. Class A	1,041	79
	Marten Transport Ltd.	3,196	74
	Graham Corp.	3,261	74
*	Maxwell Technologies Inc.	9,690	73
*	TeleTech Holdings Inc.	2,926	71
	Mesa Laboratories Inc.	912	67
*	Accuride Corp.	11,312	61
*	Xerium Technologies Inc.	3,678	59
*	Modine Manufacturing Co.	4,476	58
*	TriNet Group Inc.	1,569	57
	Textainer Group Holdings Ltd.	1,705	55
*	Manitex International Inc.	4,475	53
*	Huron Consulting Group Inc.	778	52
	Argan Inc.	1,594	52
	GasLog Ltd.	2,564	51
	Mobile Mini Inc.	1,195	50
*	Commercial Vehicle Group Inc.	8,566	49
*,^	ExOne Co.	3,215	49
*	Control4 Corp.	3,701	48
*	Casella Waste Systems Inc. Class A	10,899	48

71

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
February 28, 2015

			Market
			Value
		Shares	($000)
*	Performant Financial Corp.	9,117	48
	Information Services Group Inc.	10,571	41
*	Wesco Aircraft Holdings Inc.	2,734	41
	Albany International Corp.	1,065	40
*	Virgin America Inc.	1,083	38
*	Heritage-Crystal Clean Inc.	3,018	37
*	Dice Holdings Inc.	4,133	36
	Twin Disc Inc.	1,936	36
	Universal Truckload Services Inc.	1,375	35
*	General Finance Corp.	3,724	35
	Tetra Tech Inc.	1,357	35
*	YRC Worldwide Inc.	1,747	34
*	Ducommun Inc.	1,365	34
	Watts Water Technologies Inc. Class A	586	32
*	Hill International Inc.	7,978	29
*	RPX Corp.	1,939	28
*	Sykes Enterprises Inc.	1,196	28
*	Paylocity Holding Corp.	896	27
*	CUI Global Inc.	4,508	26
*	Quality Distribution Inc.	2,195	24
	Kadant Inc.	542	24
*	Aegion Corp. Class A	1,241	22
	Cubic Corp.	415	22
	Columbus McKinnon Corp.	780	21
*,^	Vertex Energy Inc.	5,059	18
	Hackett Group Inc.	1,953	17
*	Titan Machinery Inc.	1,129	16
*	Energy Recovery Inc.	4,449	15
*	Vicor Corp.	1,081	14
	Celadon Group Inc.	398	10
*	Neff Corp. Class A	946	10
*	PAM Transportation Services Inc.	178	9
*	Great Lakes Dredge & Dock Corp.	1,485	9
*	Quest Resource Holding Corp.	6,469	8
*	PHI Inc.	221	7
*	ARC Group Worldwide Inc.	891	6
	Electro Rent Corp.	344	4
	Miller Industries Inc.	191	4
*	InnerWorkings Inc.	605	4
	SIFCO Industries Inc.	150	3
*	Global Sources Ltd.	564	3
	Preformed Line Products Co.	63	3
*	Sterling Construction Co. Inc.	382	1
*	Corporate Resource Services Inc.	5,148	1
			39,383
Technology (20.3%)
*	Qorvo Inc.	47,607	3,304
*	Ultimate Software Group Inc.	9,419	1,551
	SS&C Technologies Holdings Inc.	22,632	1,373
*	Tyler Technologies Inc.	10,967	1,309
*	Cognex Corp.	28,853	1,289
*	Guidewire Software Inc.	22,576	1,257
*	Manhattan Associates Inc.	25,181	1,255
*	Cavium Inc.	17,556	1,202
*	Aspen Technology Inc.	30,591	1,181
*	Verint Systems Inc.	18,780	1,143
	FEI Co.	14,040	1,109
*	Synaptics Inc.	11,968	1,029
*	Qlik Technologies Inc.	29,783	966
*	ViaSat Inc.	13,746	898
*	Aruba Networks Inc.	35,544	882
	Cypress Semiconductor Corp.	52,506	774
*	CommVault Systems Inc.	15,709	758
*	ACI Worldwide Inc.	37,876	752

72

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
February 28, 2015

			Market
			Value
		Shares	($000)
*	Ciena Corp.	34,964	731
*	EPAM Systems Inc.	11,853	731
*	Spansion Inc. Class A	20,098	725
	Science Applications International Corp.	13,235	724
	Blackbaud Inc.	15,367	698
*	Proofpoint Inc.	12,315	698
*	Microsemi Corp.	21,435	691
*	Finisar Corp.	32,329	679
	Monolithic Power Systems Inc.	12,852	678
*	Integrated Device Technology Inc.	32,638	674
	InterDigital Inc.	12,372	654
*	Semtech Corp.	22,379	647
*	Demandware Inc.	10,002	632
	Plantronics Inc.	12,494	630
*	Envestnet Inc.	11,336	611
*	comScore Inc.	11,539	595
*	Dealertrack Technologies Inc.	14,947	594
*	Infinera Corp.	34,580	590
*	Cornerstone OnDemand Inc.	17,693	566
	Power Integrations Inc.	10,131	556
*,^	Ambarella Inc.	9,601	551
*	MicroStrategy Inc. Class A	3,023	539
*	IGATE Corp.	12,264	525
*	Synchronoss Technologies Inc.	11,754	520
*	Fleetmatics Group plc	12,449	513
*	Syntel Inc.	10,342	511
*	Silicon Laboratories Inc.	9,965	505
*	Ellie Mae Inc.	9,370	495
	Methode Electronics Inc.	12,640	492
*	NetScout Systems Inc.	12,152	490
*	NeuStar Inc. Class A	17,750	471
*	Universal Display Corp.	13,517	465
*	Super Micro Computer Inc.	11,513	463
*	Rambus Inc.	37,937	455
*	LogMeIn Inc.	8,103	427
	Monotype Imaging Holdings Inc.	13,189	422
	Tessera Technologies Inc.	10,442	418
*	Cray Inc.	13,570	405
*,^	InvenSense Inc.	23,753	396
	NIC Inc.	21,796	381
*	SPS Commerce Inc.	5,420	372
*	Infoblox Inc.	15,474	360
*	RealPage Inc.	17,333	351
*	Entegris Inc.	25,743	345
*	Virtusa Corp.	8,697	342
*	Imperva Inc.	7,406	341
*	Anixter International Inc.	4,076	322
*	iRobot Corp.	9,770	321
	Ubiquiti Networks Inc.	9,957	315
*	Loral Space & Communications Inc.	4,351	310
*	Web.com Group Inc.	17,249	308
*	Qualys Inc.	6,684	308
*	BroadSoft Inc.	9,534	300
*	Bottomline Technologies de Inc.	10,984	291
*	Polycom Inc.	21,001	290
*	Sonus Networks Inc.	16,318	278
*	Ruckus Wireless Inc.	21,726	275
*	Lattice Semiconductor Corp.	39,384	265
*	AVG Technologies NV	11,637	263
*	VASCO Data Security International Inc.	9,819	252
*	Marketo Inc.	8,552	239
*	Interactive Intelligence Group Inc.	5,603	238
*	Newport Corp.	11,894	237
*	Diodes Inc.	8,327	237

73

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
Pegasystems Inc.	11,817	234
* Unisys Corp.	10,295	233
* Callidus Software Inc.	16,224	232
* CalAmp Corp.	12,032	230
Micrel Inc.	14,987	224
ADTRAN Inc.	9,758	210
* LivePerson Inc.	17,893	206
* Inphi Corp.	10,545	197
* PROS Holdings Inc.	7,763	190
* Endurance International Group Holdings Inc.	9,991	186
* Cirrus Logic Inc.	6,109	184
* PDF Solutions Inc.	10,115	184
* RetailMeNot Inc.	10,186	178
* Textura Corp.	6,197	175
* Cvent Inc.	5,960	173
* PMC-Sierra Inc.	18,077	172
* Kofax Ltd.	24,673	168
* Gigamon Inc.	8,034	161
* Tangoe Inc.	12,847	159
* SciQuest Inc.	9,124	159
* Plexus Corp.	3,890	157
* ShoreTel Inc.	20,705	154
* Perficient Inc.	7,507	149
* M/A-COM Technology Solutions Holdings Inc.	4,421	149
* RingCentral Inc. Class A	9,346	147
* Amkor Technology Inc.	14,841	144
* Applied Micro Circuits Corp.	26,056	142
CSG Systems International Inc.	4,694	140
* Glu Mobile Inc.	27,416	138
* Global Eagle Entertainment Inc.	10,110	134
* Comverse Inc.	7,481	134
* Rogers Corp.	1,706	134
* Luxoft Holding Inc. Class A	2,622	133
* GrubHub Inc.	2,992	126
* Lionbridge Technologies Inc.	21,679	122
* ARC Document Solutions Inc.	13,754	116
* Silver Spring Networks Inc.	11,083	109
* VirnetX Holding Corp.	14,390	109
* Silicon Graphics International Corp.	11,606	107
* Violin Memory Inc.	26,962	106
* Barracuda Networks Inc.	2,682	102
* Rally Software Development Corp.	8,363	100
* Silicon Image Inc.	13,589	99
Daktronics Inc.	8,930	91
* Carbonite Inc.	6,004	90
* Zendesk Inc.	3,526	87
* Wix.com Ltd.	4,693	86
* Brightcove Inc.	10,880	85
* GTT Communications Inc.	5,436	84
* Dot Hill Systems Corp.	20,392	83
SYNNEX Corp.	1,067	81
* Nanometrics Inc.	4,504	81
* Immersion Corp.	9,638	80
* Extreme Networks Inc.	22,505	80
* Vocera Communications Inc.	7,695	80
* Nimble Storage Inc.	3,150	80
* Sparton Corp.	3,455	79
* MaxLinear Inc.	9,503	79
American Software Inc. Class A	7,975	77
* Zix Corp.	19,185	77
* Jive Software Inc.	13,779	70
* Vitesse Semiconductor Corp.	16,906	70
Alliance Fiber Optic Products Inc.	4,111	67
* Xcerra Corp.	7,326	67

74

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
February 28, 2015

			Market
			Value
		Shares	($000)
*	ChannelAdvisor Corp.	6,700	66
*	E2open Inc.	7,505	64
	Digimarc Corp.	2,404	64
*	Bazaarvoice Inc.	6,794	63
*	Applied Optoelectronics Inc.	4,787	60
*,^	Rocket Fuel Inc.	5,943	58
*	Q2 Holdings Inc.	2,925	58
*	Marin Software Inc.	8,528	56
*	Take-Two Interactive Software Inc.	2,081	55
*	Mavenir Systems Inc.	3,744	55
*	HubSpot Inc.	1,323	54
*	Model N Inc.	4,386	54
*	Benefitfocus Inc.	1,583	52
*	Clearfield Inc.	3,691	51
*	KVH Industries Inc.	3,975	51
*	TrueCar Inc.	2,518	50
*	Varonis Systems Inc.	1,608	50
*	Quantum Corp.	29,617	48
*	Rubicon Project Inc.	2,457	46
*	DTS Inc.	1,555	46
*	Numerex Corp. Class A	3,896	44
	NVE Corp.	661	42
	QAD Inc. Class A	1,907	41
*,^	Park City Group Inc.	3,199	41
*	Coherent Inc.	587	38
*	Guidance Software Inc.	6,072	36
*	Cyan Inc.	9,408	35
*	Harmonic Inc.	4,465	35
*	OPOWER Inc.	2,297	35
*	Everyday Health Inc.	2,316	33
*	QuickLogic Corp.	16,800	32
*	Ultratech Inc.	1,662	30
*,^	ParkerVision Inc.	31,315	30
*	Globant SA	1,777	30
*	MobileIron Inc.	3,117	28
*	Bankrate Inc.	2,175	28
*	Ixia	2,328	27
*	Ultra Clean Holdings Inc.	3,168	26
*	Unwired Planet Inc.	31,722	24
*	Travelzoo Inc.	2,399	24
*	Amber Road Inc.	2,650	22
*	Exar Corp.	2,004	21
*	Yodlee Inc.	1,614	21
	Brooks Automation Inc.	1,707	20
*	Rudolph Technologies Inc.	1,657	20
	American Science & Engineering Inc.	353	18
*	Vringo Inc.	25,903	18
*	Five9 Inc.	4,269	17
*	A10 Networks Inc.	3,770	16
*	Borderfree Inc.	1,905	15
*,^	Revolution Lighting Technologies Inc.	11,581	13
*	Sapiens International Corp. NV	1,370	11
*	ePlus Inc.	125	10
	Epiq Systems Inc.	537	9
*	Cinedigm Corp. Class A	5,092	8
*	Procera Networks Inc.	849	8
*	Aerohive Networks Inc.	1,307	6
*	Entropic Communications Inc.	1,745	5
*	Turtle Beach Corp.	2,066	5
*	Covisint Corp.	1,666	4
*	Rubicon Technology Inc.	898	4
	Reis Inc.	144	4
*	Cascade Microtech Inc.	237	3
	Tessco Technologies Inc.	98	2

75

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
February 28, 2015

					Market
					Value
				Shares	($000)
*	Viasystems Group Inc.			73	1
					62,261
Utilities (1.5%)
	j2 Global Inc.			15,800	1,063
	Cogent Communications Holdings Inc.			15,513	570
	Pattern Energy Group Inc. Class A			14,590	406
*,^	Gogo Inc.			18,724	337
	Consolidated Communications Holdings Inc.			11,772	250
	Ormat Technologies Inc.			7,308	249
	West Corp.			6,779	231
*	inContact Inc.			18,181	213
	Shenandoah Telecommunications Co.			6,898	201
*	General Communication Inc. Class A			11,890	165
	Inteliquent Inc.			10,718	158
	IDT Corp. Class B			5,123	108
*	FairPoint Communications Inc.			5,513	93
	Lumos Networks Corp.			5,368	92
*	8x8 Inc.			9,202	68
	York Water Co.			2,611	62
*	Cincinnati Bell Inc.			15,973	54
*	magicJack VocalTec Ltd.			5,364	41
	American States Water Co.			910	37
	SJW Corp.			1,071	36
*	Intelsat SA			2,301	28
*	Premiere Global Services Inc.			2,420	24
	Abengoa Yield plc			468	15
	NTELOS Holdings Corp.			2,543	11
	Spark Energy Inc. Class A			49	1
					4,513
Total Common Stocks (Cost $276,849)					304,038

		Coupon
Temporary Cash Investments (1.5%)[1]
Money Market Fund (1.5%)
3,4	Vanguard Market Liquidity Fund	0.134%		4,541,325	4,541

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
5,6	Federal Home Loan Bank Discount Notes	0.100%	4/24/15	100	100
Total Temporary Cash Investments (Cost $4,641)					4,641
Total Investments (100.9%) (Cost $281,490)					308,679
Other Assets and Liabilities—Net (-0.9%)[4]					(2,857)
Net Assets (100%)					305,822

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,794,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 1.0%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $3,064,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

76

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All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA18512 042015

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
Common Stocks (98.9%)[1]
Consumer Discretionary (14.4%)
Walt Disney Co.	58,070	6,044
Home Depot Inc.	45,857	5,262
Comcast Corp. Class A	86,857	5,158
* Amazon.com Inc.	12,597	4,789
Wal-Mart Stores Inc.	53,422	4,484
McDonald's Corp.	33,142	3,278
Lowe's Cos. Inc.	34,160	2,531
* eBay Inc.	42,496	2,461
Starbucks Corp.	25,242	2,360
NIKE Inc. Class B	23,420	2,275
Twenty-First Century Fox Inc. Class A	63,852	2,235
Costco Wholesale Corp.	14,749	2,168
Time Warner Inc.	26,275	2,151
* Priceline Group Inc.	1,730	2,141
Ford Motor Co.	130,216	2,128
General Motors Co.	53,775	2,006
Target Corp.	21,242	1,632
TJX Cos. Inc.	23,474	1,611
Time Warner Cable Inc.	9,333	1,438
* DIRECTV	15,668	1,388
Yum! Brands Inc.	14,770	1,198
Johnson Controls Inc.	22,220	1,129
* Netflix Inc.	2,017	958
CBS Corp. Class B	15,767	932
Viacom Inc. Class B	12,776	894
VF Corp.	11,607	890
Macy's Inc.	12,173	776
* Dollar General Corp.	10,438	758
Ross Stores Inc.	7,157	757
L Brands Inc.	8,186	752
* O'Reilly Automotive Inc.	3,545	738
Las Vegas Sands Corp.	12,661	720
* AutoZone Inc.	1,090	701
* Chipotle Mexican Grill Inc. Class A	1,047	696
Omnicom Group Inc.	8,708	693
* Tesla Motors Inc.	3,202	651
Estee Lauder Cos. Inc. Class A	7,662	633
Carnival Corp.	14,322	630
Marriott International Inc. Class A	6,651	553
Whirlpool Corp.	2,597	550
* Dollar Tree Inc.	6,908	550
* DISH Network Corp. Class A	7,124	535
Kohl's Corp.	6,983	515
* CarMax Inc.	7,362	494
Genuine Parts Co.	5,130	493
* Liberty Interactive Corp. Class A	16,385	484
* Charter Communications Inc. Class A	2,656	480
Starwood Hotels & Resorts Worldwide Inc.	5,968	479
BorgWarner Inc.	7,661	471
Harley-Davidson Inc.	7,292	464
* Bed Bath & Beyond Inc.	6,188	462
* Michael Kors Holdings Ltd.	6,820	460
* Under Armour Inc. Class A	5,808	447
Hanesbrands Inc.	3,354	428
Nielsen NV	9,440	427
Royal Caribbean Cruises Ltd.	5,549	424
Tractor Supply Co.	4,625	408
Coach Inc.	9,272	404
* TRW Automotive Holdings Corp.	3,719	388
Wynn Resorts Ltd.	2,718	387
Advance Auto Parts Inc.	2,457	381

1

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
* Mohawk Industries Inc.	2,059	380
Nordstrom Inc.	4,686	377
Best Buy Co. Inc.	9,586	365
Staples Inc.	21,711	364
Newell Rubbermaid Inc.	9,237	363
Gap Inc.	8,435	351
* Hertz Global Holdings Inc.	15,082	348
Wyndham Worldwide Corp.	3,796	347
* Jarden Corp.	6,541	347
* Sirius XM Holdings Inc.	87,700	341
Polaris Industries Inc.	2,201	337
Tiffany & Co.	3,795	335
* TripAdvisor Inc.	3,732	333
Signet Jewelers Ltd.	2,708	325
H&R Block Inc.	9,219	315
Expedia Inc.	3,431	315
Interpublic Group of Cos. Inc.	14,087	314
Harman International Industries Inc.	2,276	314
* Ulta Salon Cosmetics & Fragrance Inc.	2,159	304
Mattel Inc.	11,439	301
Restaurant Brands International Inc.	6,746	298
Lennar Corp. Class A	5,921	297
PVH Corp.	2,789	297
Lear Corp.	2,708	295
DR Horton Inc.	10,728	293
* News Corp. Class A	16,564	286
PulteGroup Inc.	12,605	284
Ralph Lauren Corp. Class A	1,997	274
PetSmart Inc.	3,300	274
* MGM Resorts International	12,590	274
Foot Locker Inc.	4,850	272
Gannett Co. Inc.	7,572	268
Darden Restaurants Inc.	4,159	266
Fortune Brands Home & Security Inc.	5,572	258
Scripps Networks Interactive Inc. Class A	3,516	254
Williams-Sonoma Inc.	3,130	252
Family Dollar Stores Inc.	3,187	251
* Discovery Communications Inc. Class A	7,726	250
* Liberty Media Corp.	6,456	249
Goodyear Tire & Rubber Co.	9,309	249
* LKQ Corp.	10,035	247
Hasbro Inc.	3,836	239
* Discovery Communications Inc.	7,744	236
* Toll Brothers Inc.	5,936	227
* WABCO Holdings Inc.	1,898	222
* Avis Budget Group Inc.	3,547	215
Leggett & Platt Inc.	4,696	212
Garmin Ltd.	4,127	205
* Liberty Ventures Class A	4,881	196
Domino's Pizza Inc.	1,886	191
* NVR Inc.	143	190
* Sally Beauty Holdings Inc.	5,487	184
Service Corp. International	7,134	177
Dick's Sporting Goods Inc.	3,202	173
Gentex Corp.	9,733	172
KAR Auction Services Inc.	4,700	171
Brunswick Corp.	3,115	169
* Office Depot Inc.	17,635	165
* Madison Square Garden Co. Class A	2,097	164
Cinemark Holdings Inc.	3,959	161
Carter's Inc.	1,772	157
Lamar Advertising Co. Class A	2,699	157
Dunkin' Brands Group Inc.	3,276	154
International Game Technology	8,455	151

2

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
* Norwegian Cruise Line Holdings Ltd.	3,037	150
* Kate Spade & Co.	4,319	149
* Visteon Corp.	1,458	147
* AMC Networks Inc. Class A	1,997	144
* AutoNation Inc.	2,276	140
* Urban Outfitters Inc.	3,557	139
* Outfront Media Inc.	4,536	136
GameStop Corp. Class A	3,674	136
* Panera Bread Co. Class A	829	134
* Fossil Group Inc.	1,554	134
Jack in the Box Inc.	1,366	132
* Hilton Worldwide Holdings Inc.	4,568	129
Brinker International Inc.	2,139	127
Avon Products Inc.	14,824	126
* Buffalo Wild Wings Inc.	651	124
Dana Holding Corp.	5,688	124
* Live Nation Entertainment Inc.	4,752	122
* Liberty Media Corp. Class A	3,148	121
Cablevision Systems Corp. Class A	6,464	121
Tupperware Brands Corp.	1,682	120
* Tenneco Inc.	2,023	118
* Tempur Sealy International Inc.	2,039	117
Graham Holdings Co. Class B	117	115
* Murphy USA Inc.	1,572	112
Nu Skin Enterprises Inc. Class A	2,027	110
Vail Resorts Inc.	1,242	109
CST Brands Inc.	2,613	109
* Liberty Broadband Corp.	2,089	109
Six Flags Entertainment Corp.	2,389	108
* Starz	3,229	107
Dillard's Inc. Class A	824	107
Pool Corp.	1,528	106
Wendy's Co.	9,513	106
Wolverine World Wide Inc.	3,323	102
* Pandora Media Inc.	6,797	101
Cracker Barrel Old Country Store Inc.	665	100
* HomeAway Inc.	3,218	100
Thor Industries Inc.	1,593	98
John Wiley & Sons Inc. Class A	1,501	97
American Eagle Outfitters Inc.	6,464	97
Chico's FAS Inc.	5,095	93
DSW Inc. Class A	2,456	93
* Vista Outdoor Inc.	2,120	93
Sotheby's	2,099	92
Texas Roadhouse Inc. Class A	2,418	91
* Cimpress NV	1,086	91
* Restoration Hardware Holdings Inc.	1,024	90
* Cabela's Inc.	1,650	90
* Skechers U.S.A. Inc. Class A	1,317	90
* JC Penney Co. Inc.	10,438	89
* Apollo Education Group Inc.	3,207	89
* Deckers Outdoor Corp.	1,177	87
Lions Gate Entertainment Corp.	2,673	87
Time Inc.	3,650	87
Big Lots Inc.	1,799	86
* Liberty TripAdvisor Holdings Inc. Class A	2,578	85
* Hyatt Hotels Corp. Class A	1,376	83
* Asbury Automotive Group Inc.	1,054	83
* AMERCO	253	83
Cheesecake Factory Inc.	1,677	80
* TRI Pointe Homes Inc.	4,991	79
Men's Wearhouse Inc.	1,572	79
* Life Time Fitness Inc.	1,354	78
HSN Inc.	1,148	78

3

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
Cooper Tire & Rubber Co.	2,010	77
* Helen of Troy Ltd.	992	76
DeVry Education Group Inc.	2,074	76
Ryland Group Inc.	1,635	74
* Houghton Mifflin Harcourt Co.	3,708	73
Lithia Motors Inc. Class A	758	72
Choice Hotels International Inc.	1,127	72
* Grand Canyon Education Inc.	1,555	71
Penske Automotive Group Inc.	1,444	71
Marriott Vacations Worldwide Corp.	933	71
Monro Muffler Brake Inc.	1,108	70
Hillenbrand Inc.	2,192	69
Group 1 Automotive Inc.	851	69
* Steven Madden Ltd.	1,892	69
Meredith Corp.	1,258	67
Aaron's Inc.	2,259	67
Papa John's International Inc.	1,062	66
* G-III Apparel Group Ltd.	620	65
* Shutterfly Inc.	1,346	65
Sinclair Broadcast Group Inc. Class A	2,339	64
* Bloomin' Brands Inc.	2,479	64
New York Times Co. Class A	4,562	64
Regal Entertainment Group Class A	2,649	63
* Genesco Inc.	839	62
* Ascena Retail Group Inc.	4,500	60
Sonic Corp.	1,874	60
* Select Comfort Corp.	1,853	59
Abercrombie & Fitch Co.	2,389	59
Nexstar Broadcasting Group Inc. Class A	1,082	59
DineEquity Inc.	543	59
* Five Below Inc.	1,839	58
* Fiesta Restaurant Group Inc.	897	58
* Iconix Brand Group Inc.	1,702	57
* American Axle & Manufacturing Holdings Inc.	2,248	56
* Meritage Homes Corp.	1,257	56
* Burlington Stores Inc.	983	55
* ANN Inc.	1,499	54
Coty Inc. Class A	2,360	53
* Gentherm Inc.	1,138	53
* DreamWorks Animation SKG Inc. Class A	2,398	51
* Bright Horizons Family Solutions Inc.	1,006	51
Churchill Downs Inc.	453	50
* Popeyes Louisiana Kitchen Inc.	827	50
* Pinnacle Entertainment Inc.	1,927	50
Columbia Sportswear Co.	874	49
* Krispy Kreme Doughnuts Inc.	2,225	49
Bob Evans Farms Inc.	828	49
Rent-A-Center Inc.	1,750	48
Matthews International Corp. Class A	996	48
PriceSmart Inc.	604	48
Buckle Inc.	923	46
* Meritor Inc.	3,237	46
* Penn National Gaming Inc.	2,837	46
* Lumber Liquidators Holdings Inc.	890	46
* Drew Industries Inc.	781	46
Aramark	1,423	45
* ServiceMaster Global Holdings Inc.	1,297	45
Outerwall Inc.	689	44
La-Z-Boy Inc.	1,768	44
* Constant Contact Inc.	1,063	44
Children's Place Inc.	763	43
* Standard Pacific Corp.	4,961	43
Brown Shoe Co. Inc.	1,435	43
* Red Robin Gourmet Burgers Inc.	515	43

4

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
* Diamond Resorts International Inc.	1,234	43
* Dorman Products Inc.	967	43
* Vitamin Shoppe Inc.	1,001	42
Cato Corp. Class A	948	42
* Hibbett Sports Inc.	849	42
* TiVo Inc.	3,609	40
* Media General Inc.	2,681	40
SeaWorld Entertainment Inc.	2,130	40
Guess? Inc.	2,202	40
* Belmond Ltd. Class A	3,228	39
Finish Line Inc. Class A	1,607	39
* Express Inc.	2,830	39
* Tumi Holdings Inc.	1,667	39
* Liberty Broadband Corp. Class A	744	39
KB Home	2,747	38
* LifeLock Inc.	2,732	38
Pier 1 Imports Inc.	3,142	38
Interval Leisure Group Inc.	1,397	38
New Media Investment Group Inc.	1,515	37
* BJ's Restaurants Inc.	702	37
MDC Partners Inc. Class A	1,402	36
* Denny's Corp.	3,164	36
MDC Holdings Inc.	1,328	36
* Barnes & Noble Inc.	1,411	35
* Boyd Gaming Corp.	2,508	35
Sturm Ruger & Co. Inc.	666	35
* La Quinta Holdings Inc.	1,549	34
* Sears Holdings Corp.	910	34
Scholastic Corp.	921	34
Sonic Automotive Inc. Class A	1,364	34
National CineMedia Inc.	2,124	32
* Universal Electronics Inc.	569	32
* Crocs Inc.	2,879	32
* Mattress Firm Holding Corp.	507	31
Libbey Inc.	809	31
Standard Motor Products Inc.	721	30
International Speedway Corp. Class A	972	30
* Tuesday Morning Corp.	1,546	29
* Zumiez Inc.	752	29
* Shutterstock Inc.	508	29
* Stamps.com Inc.	507	28
* Biglari Holdings Inc.	65	28
* Smith & Wesson Holding Corp.	2,068	28
AMC Entertainment Holdings Inc.	804	28
* EW Scripps Co. Class A	1,173	27
* GoPro Inc. Class A	643	27
Oxford Industries Inc.	484	27
Fred's Inc. Class A	1,393	26
* Carmike Cinemas Inc.	828	26
* Cooper-Standard Holding Inc.	476	26
* Scientific Games Corp. Class A	1,892	26
Capella Education Co.	391	25
Ethan Allen Interiors Inc.	934	25
* Michaels Cos. Inc.	872	25
* Conn's Inc.	937	24
* FTD Cos. Inc.	695	24
* American Woodmark Corp.	457	24
* Strayer Education Inc.	387	24
* Taylor Morrison Home Corp. Class A	1,217	23
* MarineMax Inc.	920	23
Remy International Inc.	1,001	23
* American Public Education Inc.	674	22
* Regis Corp.	1,357	22
Ruth's Hospitality Group Inc.	1,408	21

5

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
Viad Corp.	790	21
* Cumulus Media Inc. Class A	5,206	21
* M/I Homes Inc.	948	21
* Tower International Inc.	750	20
* Francesca's Holdings Corp.	1,344	20
Callaway Golf Co.	2,237	20
* HealthStream Inc.	772	20
Stage Stores Inc.	932	20
* Steiner Leisure Ltd.	422	19
* Lands' End Inc.	524	19
* Cavco Industries Inc.	267	19
Winnebago Industries Inc.	799	19
Haverty Furniture Cos. Inc.	803	19
* K12 Inc.	1,037	18
* Beazer Homes USA Inc.	1,026	17
* Orbitz Worldwide Inc.	1,483	17
* Chegg Inc.	2,070	17
* Caesars Entertainment Corp.	1,565	17
Movado Group Inc.	643	17
* Rentrak Corp.	298	16
* Motorcar Parts of America Inc.	614	16
* Eros International plc	916	16
Harte-Hanks Inc.	1,988	15
* Travelport Worldwide Ltd.	942	15
* RealD Inc.	1,149	15
* Journal Communications Inc. Class A	1,251	15
* Career Education Corp.	2,682	14
* Tile Shop Holdings Inc.	1,289	14
Nutrisystem Inc.	811	14
* Elizabeth Arden Inc.	824	14
Arctic Cat Inc.	375	14
* Nautilus Inc.	882	13
* William Lyon Homes Class A	593	13
World Wrestling Entertainment Inc. Class A	818	13
* Pep Boys-Manny Moe & Jack	1,512	13
* Del Frisco's Restaurant Group Inc.	663	13
Inter Parfums Inc.	464	13
Stein Mart Inc.	784	13
Superior Industries International Inc.	658	13
* Gray Television Inc.	1,159	13
* Vera Bradley Inc.	613	12
* Hovnanian Enterprises Inc. Class A	3,275	12
* America's Car-Mart Inc.	229	12
* Carrols Restaurant Group Inc.	1,507	12
* XO Group Inc.	759	12
* WCI Communities Inc.	492	12
Clear Channel Outdoor Holdings Inc. Class A	1,204	12
* Citi Trends Inc.	439	12
* Central Garden and Pet Co. Class A	1,190	12
* Ruby Tuesday Inc.	1,733	11
* Federal-Mogul Holdings Corp.	844	11
* Revlon Inc. Class A	320	11
* Container Store Group Inc.	583	11
Entravision Communications Corp. Class A	1,561	11
* Blue Nile Inc.	351	11
Shoe Carnival Inc.	426	10
ClubCorp Holdings Inc.	587	10
* Chuy's Holdings Inc.	460	10
Marcus Corp.	526	10
Carriage Services Inc. Class A	445	10
* Aeropostale Inc.	2,505	10
* Weight Watchers International Inc.	881	10
* Rosetta Stone Inc.	956	10
* Wayfair Inc.	412	10

6

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
* Caesars Acquisition Co. Class A	1,287	10
* Eastman Kodak Co.	497	9
* Angie's List Inc.	1,390	9
* Kirkland's Inc.	394	9
* Stoneridge Inc.	808	9
* 1-800-Flowers.com Inc. Class A	735	9
* Quiksilver Inc.	4,322	9
* 2U Inc.	470	9
* Perry Ellis International Inc.	350	8
National Presto Industries Inc.	136	8
* Zoe's Kitchen Inc.	235	8
Speedway Motorsports Inc.	329	8
* Entercom Communications Corp. Class A	680	8
* LGI Homes Inc.	539	8
* QuinStreet Inc.	1,128	8
* Build-A-Bear Workshop Inc.	347	8
* Isle of Capri Casinos Inc.	601	8
* Vince Holding Corp.	324	7
* Bravo Brio Restaurant Group Inc.	556	7
* Overstock.com Inc.	317	7
* Jamba Inc.	474	7
* Potbelly Corp.	525	7
* EVINE Live Inc.	1,113	7
* Noodles & Co. Class A	383	7
CSS Industries Inc.	239	7
bebe stores inc	1,871	7
Strattec Security Corp.	100	7
* Dave & Buster's Entertainment Inc.	213	7
* SFX Entertainment Inc.	1,396	7
* El Pollo Loco Holdings Inc.	263	6
* Reading International Inc. Class A	497	6
* Nathan's Famous Inc.	78	6
* Central European Media Enterprises Ltd. Class A	2,250	6
Destination Maternity Corp.	382	6
* Morgans Hotel Group Co.	795	6
Big 5 Sporting Goods Corp.	472	6
Universal Technical Institute Inc.	609	6
* Habit Restaurants Inc. Class A	181	6
* JAKKS Pacific Inc.	875	6
* Destination XL Group Inc.	1,208	6
Saga Communications Inc. Class A	138	6
* ITT Educational Services Inc.	744	6
* Sizmek Inc.	692	5
* West Marine Inc.	484	5
* Daily Journal Corp.	28	5
* Skullcandy Inc.	512	5
Winmark Corp.	64	5
* zulily Inc. Class A	375	5
* Christopher & Banks Corp.	1,034	5
Weyco Group Inc.	184	5
Marchex Inc. Class B	1,197	5
* Sears Hometown and Outlet Stores Inc.	370	5
* Sequential Brands Group Inc.	474	5
* Intrawest Resorts Holdings Inc.	505	5
* Malibu Boats Inc. Class A	234	5
Johnson Outdoors Inc. Class A	141	5
* Black Diamond Inc.	646	5
AH Belo Corp. Class A	537	5
Lifetime Brands Inc.	291	5
* LeapFrog Enterprises Inc.	1,812	5
* Franklin Covey Co.	258	5
* VOXX International Corp. Class A	531	5
* Lee Enterprises Inc.	1,489	4
* Monarch Casino & Resort Inc.	243	4

7

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
Collectors Universe Inc.	194	4
Escalade Inc.	279	4
* Fuel Systems Solutions Inc.	398	4
* Norcraft Cos. Inc.	209	4
* Bridgepoint Education Inc.	422	4
Flexsteel Industries Inc.	140	4
* Fox Factory Holding Corp.	276	4
* Famous Dave's of America Inc.	132	4
* McClatchy Co. Class A	1,726	4
* Coupons.com Inc.	393	4
* Systemax Inc.	308	4
* Townsquare Media Inc. Class A	280	4
* Liberty Tax Inc.	130	4
* Pacific Sunwear of California Inc.	1,298	4
* Tilly's Inc. Class A	283	4
* New Home Co. Inc.	238	3
* Crown Media Holdings Inc. Class A	990	3
* Dex Media Inc.	491	3
* Martha Stewart Living Omnimedia Inc. Class A	686	3
* Cenveo Inc.	1,529	3
* Hemisphere Media Group Inc.	247	3
* Boot Barn Holdings Inc.	115	3
* Gaiam Inc. Class A	426	3
Marine Products Corp.	301	2
* Century Communities Inc.	126	2
* Empire Resorts Inc.	425	2
* Papa Murphy's Holdings Inc.	168	2
Bon-Ton Stores Inc.	383	2
* Sportsman's Warehouse Holdings Inc.	274	2
Salem Media Group Inc. Class A	264	2
* hhgregg Inc.	302	2
* New York & Co. Inc.	823	2
* Radio One Inc.	661	2
* TubeMogul Inc.	113	2
* Care.com Inc.	186	1
* Speed Commerce Inc.	1,274	1
* Ignite Restaurant Group Inc.	8	—
* ReachLocal Inc.	16	—
		113,513
Consumer Staples (7.5%)
Procter & Gamble Co.	90,735	7,724
Coca-Cola Co.	133,137	5,765
PepsiCo Inc.	50,834	5,032
Philip Morris International Inc.	52,740	4,375
CVS Health Corp.	39,206	4,072
Altria Group Inc.	66,608	3,749
Walgreens Boots Alliance Inc.	32,000	2,659
Colgate-Palmolive Co.	30,693	2,174
Mondelez International Inc. Class A	56,716	2,095
Kimberly-Clark Corp.	12,622	1,384
Kraft Foods Group Inc.	19,939	1,277
Kroger Co.	17,060	1,214
General Mills Inc.	20,562	1,106
Archer-Daniels-Midland Co.	21,895	1,048
Lorillard Inc.	12,198	835
Reynolds American Inc.	10,392	786
Sysco Corp.	19,671	767
Mead Johnson Nutrition Co.	6,808	713
Whole Foods Market Inc.	12,384	700
* Monster Beverage Corp.	4,780	675
* Constellation Brands Inc. Class A	5,410	621
Keurig Green Mountain Inc.	4,770	609
Kellogg Co.	8,575	553
Hershey Co.	4,993	518

8

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2015

			Market
			Value
		Shares	($000)
	Dr Pepper Snapple Group Inc.	6,555	516
	ConAgra Foods Inc.	14,062	492
	Brown-Forman Corp. Class B	5,139	471
	Clorox Co.	4,293	466
	JM Smucker Co.	3,498	403
	Bunge Ltd.	4,921	402
	Tyson Foods Inc. Class A	9,707	401
	Church & Dwight Co. Inc.	4,537	386
	Molson Coors Brewing Co. Class B	4,537	344
	Coca-Cola Enterprises Inc.	7,385	341
	McCormick & Co. Inc.	4,382	330
	Energizer Holdings Inc.	2,052	275
	Campbell Soup Co.	5,786	270
	Hormel Foods Corp.	4,546	266
*	Rite Aid Corp.	32,759	261
*	WhiteWave Foods Co. Class A	5,806	238
*	Hain Celestial Group Inc.	3,335	208
	Ingredion Inc.	2,518	207
	GNC Holdings Inc. Class A	3,066	147
*	United Natural Foods Inc.	1,675	139
	Flowers Foods Inc.	5,788	125
*	Sprouts Farmers Market Inc.	3,319	122
*	TreeHouse Foods Inc.	1,403	117
	Casey's General Stores Inc.	1,263	111
*	Herbalife Ltd.	2,572	80
*	Boston Beer Co. Inc. Class A	283	76
*	Post Holdings Inc.	1,528	76
	Spectrum Brands Holdings Inc.	748	70
*	SUPERVALU Inc.	7,067	70
	Pinnacle Foods Inc.	1,898	69
	Sanderson Farms Inc.	785	67
	Lancaster Colony Corp.	655	60
	Pilgrim's Pride Corp.	2,117	58
*	Fresh Market Inc.	1,518	58
	Vector Group Ltd.	2,467	57
	Core-Mark Holding Co. Inc.	773	54
	J&J Snack Foods Corp.	495	50
	Dean Foods Co.	3,062	49
	B&G Foods Inc.	1,713	49
	Snyder's-Lance Inc.	1,587	49
	Fresh Del Monte Produce Inc.	1,256	44
	WD-40 Co.	522	42
	Andersons Inc.	904	40
	Cal-Maine Foods Inc.	1,005	38
	Universal Corp.	772	37
*	Seaboard Corp.	9	36
	SpartanNash Co.	1,306	35
*	Pantry Inc.	829	30
*	Boulder Brands Inc.	2,133	22
	Calavo Growers Inc.	503	21
	Tootsie Roll Industries Inc.	573	19
*	Diamond Foods Inc.	631	17
*	USANA Health Sciences Inc.	168	17
	Ingles Markets Inc. Class A	361	16
*	Diplomat Pharmacy Inc.	499	15
*	Chefs' Warehouse Inc.	732	15
	Weis Markets Inc.	310	15
	Coca-Cola Bottling Co. Consolidated	131	14
*	Medifast Inc.	374	12
	Orchids Paper Products Co.	377	11
	PetMed Express Inc.	572	9
	John B Sanfilippo & Son Inc.	234	9
*	Smart & Final Stores Inc.	547	8
*,^	Freshpet Inc.	439	8

9

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
* Natural Grocers by Vitamin Cottage Inc.	270	8
* National Beverage Corp.	321	7
* Fairway Group Holdings Corp.	1,198	7
* Seneca Foods Corp. Class A	232	6
* Omega Protein Corp.	563	6
Limoneira Co.	280	6
* Roundy's Inc.	1,284	5
Village Super Market Inc. Class A	178	5
* Inventure Foods Inc.	399	4
* Farmer Bros Co.	166	4
Nature's Sunshine Products Inc.	308	4
* Nutraceutical International Corp.	242	4
Alico Inc.	83	4
* Craft Brew Alliance Inc.	297	4
Liberator Medical Holdings Inc.	889	3
* Synutra International Inc.	492	3
* Lifeway Foods Inc.	133	2
* Alliance One International Inc.	2,492	2
* 22nd Century Group Inc.	1,150	1
* PhotoMedex Inc.	383	1
Female Health Co.	16	—
		59,097
Energy (7.2%)
Exxon Mobil Corp.	144,145	12,763
Chevron Corp.	63,832	6,810
Schlumberger Ltd.	43,608	3,670
ConocoPhillips	41,166	2,684
Occidental Petroleum Corp.	26,343	2,052
Kinder Morgan Inc.	45,536	1,867
EOG Resources Inc.	18,324	1,644
Phillips 66	18,958	1,487
Anadarko Petroleum Corp.	16,920	1,425
Williams Cos. Inc.	25,003	1,226
Halliburton Co.	28,274	1,214
Valero Energy Corp.	17,954	1,108
Baker Hughes Inc.	14,668	917
Marathon Petroleum Corp.	8,460	888
Apache Corp.	12,977	854
Devon Energy Corp.	13,724	845
Spectra Energy Corp.	22,565	801
National Oilwell Varco Inc.	14,435	785
Pioneer Natural Resources Co.	4,813	734
Hess Corp.	9,362	703
* Cheniere Energy Inc.	7,942	640
Marathon Oil Corp.	22,784	635
Noble Energy Inc.	12,163	574
* Concho Resources Inc.	3,787	412
EQT Corp.	5,097	407
Cabot Oil & Gas Corp.	13,979	405
Tesoro Corp.	4,361	401
Cimarex Energy Co.	2,946	323
* Southwestern Energy Co.	12,836	322
* FMC Technologies Inc.	7,930	317
ONEOK Inc.	7,017	311
* Cameron International Corp.	6,502	306
Murphy Oil Corp.	5,990	305
Chesapeake Energy Corp.	17,738	296
HollyFrontier Corp.	6,723	296
Range Resources Corp.	5,453	270
CONSOL Energy Inc.	7,784	251
Helmerich & Payne Inc.	3,290	221
* Dresser-Rand Group Inc.	2,601	212
* Whiting Petroleum Corp.	5,651	191
Oceaneering International Inc.	3,344	182

10

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
Energen Corp.	2,448	158
* Newfield Exploration Co.	4,504	149
* First Solar Inc.	2,464	147
Seadrill Ltd.	11,803	136
World Fuel Services Corp.	2,458	135
* Gulfport Energy Corp.	2,891	132
QEP Resources Inc.	6,106	131
* Continental Resources Inc.	2,921	130
Nabors Industries Ltd.	9,877	127
Targa Resources Corp.	1,251	125
Superior Energy Services Inc.	5,406	121
* Cobalt International Energy Inc.	11,709	120
SemGroup Corp. Class A	1,437	111
SM Energy Co.	2,277	110
* Dril-Quip Inc.	1,412	103
Denbury Resources Inc.	12,180	102
* Diamondback Energy Inc.	1,436	102
Rowan Cos. plc Class A	4,185	90
Patterson-UTI Energy Inc.	4,703	88
Western Refining Inc.	1,857	87
* Ultra Petroleum Corp.	5,321	87
* NOW Inc.	3,655	78
* SolarCity Corp.	1,474	76
PBF Energy Inc. Class A	2,418	75
* WPX Energy Inc.	6,986	75
Peabody Energy Corp.	9,530	75
* Antero Resources Corp.	1,864	74
* California Resources Corp.	10,260	73
* Oil States International Inc.	1,649	72
Delek US Holdings Inc.	1,910	71
* Carrizo Oil & Gas Inc.	1,483	71
Diamond Offshore Drilling Inc.	2,245	68
* PDC Energy Inc.	1,264	65
Atwood Oceanics Inc.	2,104	65
Exterran Holdings Inc.	1,906	62
* Matador Resources Co.	2,585	56
* Helix Energy Solutions Group Inc.	3,470	54
Golar LNG Ltd.	1,616	50
* SunPower Corp. Class A	1,502	49
* Unit Corp.	1,574	48
* Oasis Petroleum Inc.	3,270	47
* SEACOR Holdings Inc.	646	47
SunCoke Energy Inc.	2,244	41
* Forum Energy Technologies Inc.	1,849	36
* Rosetta Resources Inc.	1,970	35
TerraForm Power Inc. Class A	958	33
* Memorial Resource Development Corp.	1,579	32
* Rice Energy Inc.	1,647	32
* Kosmos Energy Ltd.	3,474	31
* Flotek Industries Inc.	1,762	30
* Stone Energy Corp.	1,730	29
* SandRidge Energy Inc.	16,195	29
* Laredo Petroleum Inc.	2,397	29
* Synergy Resources Corp.	2,379	28
* Bonanza Creek Energy Inc.	1,045	28
Green Plains Inc.	1,207	28
RPC Inc.	2,065	28
* Newpark Resources Inc.	2,893	27
* Parsley Energy Inc. Class A	1,663	25
CARBO Ceramics Inc.	664	24
* Hornbeck Offshore Services Inc.	1,156	24
CVR Energy Inc.	564	24
* RSP Permian Inc.	859	23
* Sanchez Energy Corp.	1,714	23

11

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2015

			Market
			Value
		Shares	($000)
*	C&J Energy Services Inc.	1,463	20
*	McDermott International Inc.	7,516	19
*	Cloud Peak Energy Inc.	2,151	18
*	Matrix Service Co.	945	18
*	Magnum Hunter Resources Corp.	6,620	17
	Frank's International NV	982	17
*	Halcon Resources Corp.	8,653	17
*	TETRA Technologies Inc.	2,736	16
*	Bill Barrett Corp.	1,620	16
*	Callon Petroleum Co.	2,194	16
*	Northern Oil and Gas Inc.	1,820	16
*	Clean Energy Fuels Corp.	2,556	15
	Energy XXI Ltd.	2,857	14
*	Contango Oil & Gas Co.	566	13
*	Parker Drilling Co.	4,292	13
*	Westmoreland Coal Co.	468	13
*	Penn Virginia Corp.	1,947	13
*	Era Group Inc.	572	13
	Tesco Corp.	1,144	12
*	Triangle Petroleum Corp.	2,443	12
*	REX American Resources Corp.	219	12
*	Pioneer Energy Services Corp.	2,174	12
	Civeo Corp.	2,898	11
*	EP Energy Corp. Class A	982	11
*	Abraxas Petroleum Corp.	3,502	11
*	FuelCell Energy Inc.	8,139	11
*	RigNet Inc.	335	11
	EXCO Resources Inc.	4,838	10
*	EnerNOC Inc.	745	10
*	Renewable Energy Group Inc.	1,116	10
*	Approach Resources Inc.	1,272	10
*	ION Geophysical Corp.	4,114	9
	Alon USA Energy Inc.	656	9
*	Alpha Natural Resources Inc.	7,051	9
*	Key Energy Services Inc.	4,365	9
*	Arch Coal Inc.	6,760	9
	Comstock Resources Inc.	1,621	8
*	Rex Energy Corp.	1,715	8
*	Clayton Williams Energy Inc.	168	8
*	Trecora Resources	566	8
*	Basic Energy Services Inc.	1,081	8
*	VAALCO Energy Inc.	1,660	8
	Panhandle Oil and Gas Inc. Class A	394	8
*	Geospace Technologies Corp.	413	8
*	Pacific Ethanol Inc.	827	8
*	Willbros Group Inc.	1,135	7
*	PowerSecure International Inc.	615	7
*	Eclipse Resources Corp.	951	7
*	Natural Gas Services Group Inc.	351	7
*	Vivint Solar Inc.	831	7
	Gulf Island Fabrication Inc.	409	7
*	Seventy Seven Energy Inc.	1,305	6
*	Enphase Energy Inc.	449	6
*	Capstone Turbine Corp.	8,635	6
	W&T Offshore Inc.	987	6
*	Solazyme Inc.	2,184	6
	Nordic American Offshore Ltd.	573	5
*	FMSA Holdings Inc.	786	5
*,^	Goodrich Petroleum Corp.	1,142	5
*	Ring Energy Inc.	522	5
*	PetroQuest Energy Inc.	1,624	5
*	Gastar Exploration Inc.	1,571	5
	North Atlantic Drilling Ltd.	2,549	4
	Adams Resources & Energy Inc.	60	4

12

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
* Swift Energy Co.	1,232	4
Walter Energy Inc.	3,981	4
* Ameresco Inc. Class A	557	4
* Isramco Inc.	28	3
Evolution Petroleum Corp.	479	3
Hallador Energy Co.	246	3
* TransAtlantic Petroleum Ltd.	639	3
* FX Energy Inc.	1,518	3
* Resolute Energy Corp.	2,660	3
* Jones Energy Inc. Class A	315	3
* Warren Resources Inc.	2,039	2
* Hercules Offshore Inc.	5,120	2
* Mitcham Industries Inc.	365	2
* Vantage Drilling Co.	5,703	2
* Independence Contract Drilling Inc.	324	2
* Emerald Oil Inc.	1,611	2
* Amyris Inc.	583	2
* Miller Energy Resources Inc.	870	1
* Glori Energy Inc.	350	1
* Midstates Petroleum Co. Inc.	936	1
* BPZ Resources Inc.	3,349	1
* Profire Energy Inc.	379	1
* Harvest Natural Resources Inc.	1,184	1
* American Eagle Energy Corp.	869	1
* Nuverra Environmental Solutions Inc.	15	—
Sabine Oil & Gas Corp.	50	—
		56,943
Financial Services (18.8%)
* Berkshire Hathaway Inc. Class B	61,368	9,046
Wells Fargo & Co.	160,132	8,774
JPMorgan Chase & Co.	126,904	7,777
Bank of America Corp.	352,603	5,575
Citigroup Inc.	101,860	5,339
Visa Inc. Class A	16,813	4,562
MasterCard Inc. Class A	33,709	3,038
Goldman Sachs Group Inc.	14,994	2,846
US Bancorp	57,600	2,570
American Express Co.	30,416	2,482
American International Group Inc.	43,626	2,414
Simon Property Group Inc.	10,417	1,983
Morgan Stanley	51,430	1,841
PNC Financial Services Group Inc.	17,902	1,646
MetLife Inc.	31,356	1,594
BlackRock Inc.	4,273	1,587
Capital One Financial Corp.	19,150	1,507
Bank of New York Mellon Corp.	38,207	1,495
American Tower Corporation	13,254	1,314
ACE Ltd.	11,308	1,289
Prudential Financial Inc.	15,397	1,245
Charles Schwab Corp.	37,606	1,103
State Street Corp.	14,401	1,072
Travelers Cos. Inc.	9,938	1,068
Marsh & McLennan Cos. Inc.	18,491	1,052
CME Group Inc.	10,726	1,029
Allstate Corp.	14,519	1,025
Aon plc	9,982	1,002
Crown Castle International Corp.	11,231	969
Discover Financial Services	15,687	957
Public Storage	4,832	953
Aflac Inc.	15,279	951
McGraw Hill Financial Inc.	9,159	944
Equity Residential	12,152	936
BB&T Corp.	24,174	920
Intercontinental Exchange Inc.	3,875	912

13

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
Ameriprise Financial Inc.	6,389	854
Health Care REIT Inc.	10,974	846
Chubb Corp.	8,226	826
Ventas Inc.	10,801	804
SunTrust Banks Inc.	17,941	736
AvalonBay Communities Inc.	4,362	734
T. Rowe Price Group Inc.	8,845	731
Franklin Resources Inc.	13,359	719
Prologis Inc.	16,813	718
Boston Properties Inc.	5,152	708
Vornado Realty Trust	6,312	695
Fidelity National Information Services Inc.	9,704	656
HCP Inc.	15,424	653
* Fiserv Inc.	8,324	650
Weyerhaeuser Co.	17,736	623
Moody's Corp.	6,314	612
Invesco Ltd.	14,449	582
* Alliance Data Systems Corp.	1,984	553
Northern Trust Corp.	7,896	551
Fifth Third Bancorp	28,404	550
General Growth Properties Inc.	18,930	549
Hartford Financial Services Group Inc.	13,326	546
M&T Bank Corp.	4,391	531
Host Hotels & Resorts Inc.	25,273	531
Progressive Corp.	19,766	527
Lincoln National Corp.	8,810	508
Principal Financial Group Inc.	9,824	503
Thomson Reuters Corp.	11,866	466
Essex Property Trust Inc.	2,089	465
Loews Corp.	10,886	446
Regions Financial Corp.	46,084	443
Macerich Co.	5,275	441
* FleetCor Technologies Inc.	2,778	426
KeyCorp	29,641	413
SL Green Realty Corp.	3,205	407
* Affiliated Managers Group Inc.	1,858	402
Equifax Inc.	4,074	380
Realty Income Corp.	7,460	373
Kimco Realty Corp.	13,705	360
* Markel Corp.	473	353
Western Union Co.	17,998	351
FNF Group	9,246	340
Annaly Capital Management Inc.	31,919	339
TD Ameritrade Holding Corp.	9,035	328
Federal Realty Investment Trust	2,273	323
* CBRE Group Inc. Class A	9,407	322
XL Group plc Class A	8,555	310
Huntington Bancshares Inc.	28,080	307
Digital Realty Trust Inc.	4,544	302
American Realty Capital Properties Inc.	30,311	297
Leucadia National Corp.	12,386	294
Unum Group	8,670	291
Navient Corp.	13,462	288
Cincinnati Financial Corp.	5,435	287
CIT Group Inc.	6,089	282
Comerica Inc.	6,130	281
Everest Re Group Ltd.	1,535	272
UDR Inc.	8,364	267
First Republic Bank	4,622	263
* Alleghany Corp.	550	260
Plum Creek Timber Co. Inc.	5,898	256
Extra Space Storage Inc.	3,893	256
* E*TRADE Financial Corp.	9,789	255
* Arch Capital Group Ltd.	4,275	253

14

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
American Capital Agency Corp.	11,740	252
Arthur J Gallagher & Co.	5,236	246
New York Community Bancorp Inc.	14,811	246
Raymond James Financial Inc.	4,185	239
Jones Lang LaSalle Inc.	1,482	239
Duke Realty Corp.	11,092	237
Torchmark Corp.	4,418	235
Alexandria Real Estate Equities Inc.	2,394	230
* Iron Mountain Inc.	6,240	229
WP Carey Inc.	3,328	228
* Realogy Holdings Corp.	4,873	224
FactSet Research Systems Inc.	1,439	224
MSCI Inc. Class A	3,931	221
Kilroy Realty Corp.	2,906	215
Broadridge Financial Solutions Inc.	4,034	215
Total System Services Inc.	5,579	213
Camden Property Trust	2,895	211
Global Payments Inc.	2,292	211
* Signature Bank	1,706	210
* SVB Financial Group	1,710	210
Reinsurance Group of America Inc. Class A	2,350	210
Lazard Ltd. Class A	4,111	209
Regency Centers Corp.	3,105	204
Voya Financial Inc.	4,527	200
Senior Housing Properties Trust	8,935	200
* Howard Hughes Corp.	1,333	200
Legg Mason Inc.	3,443	197
NASDAQ OMX Group Inc.	3,911	196
East West Bancorp Inc.	4,843	193
PartnerRe Ltd.	1,679	192
DDR Corp.	10,098	191
* Ally Financial Inc.	9,165	190
SEI Investments Co.	4,418	190
* Zillow Group Inc. Class A	1,634	187
HCC Insurance Holdings Inc.	3,353	187
Jack Henry & Associates Inc.	2,851	187
Omega Healthcare Investors Inc.	4,655	186
Liberty Property Trust	4,959	185
Mid-America Apartment Communities Inc.	2,520	183
Zions Bancorporation	6,779	181
Starwood Property Trust Inc.	7,344	179
Axis Capital Holdings Ltd.	3,453	179
National Retail Properties Inc.	4,429	178
CBOE Holdings Inc.	2,910	175
Apartment Investment & Management Co.	4,622	174
Hudson City Bancorp Inc.	17,542	171
Eaton Vance Corp.	4,055	171
WR Berkley Corp.	3,416	170
Spirit Realty Capital Inc.	13,449	165
Dun & Bradstreet Corp.	1,224	162
PacWest Bancorp	3,491	160
Corrections Corp. of America	3,963	158
People's United Financial Inc.	10,427	158
* Vantiv Inc. Class A	4,244	157
Hospitality Properties Trust	5,072	156
NorthStar Realty Finance Corp.	8,088	155
American Financial Group Inc.	2,451	154
Taubman Centers Inc.	2,128	154
BioMed Realty Trust Inc.	6,822	152
Weingarten Realty Investors	4,153	150
NorthStar Asset Management Group Inc.	6,147	149
Assured Guaranty Ltd.	5,619	149
Assurant Inc.	2,431	149
Equity LifeStyle Properties Inc.	2,755	148

15

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
City National Corp.	1,628	147
American Campus Communities Inc.	3,564	147
LaSalle Hotel Properties	3,772	147
Waddell & Reed Financial Inc. Class A	2,927	145
* Forest City Enterprises Inc. Class A	5,618	142
Douglas Emmett Inc.	4,887	141
Investors Bancorp Inc.	12,279	141
RenaissanceRe Holdings Ltd.	1,369	140
SLM Corp.	14,517	137
RLJ Lodging Trust	4,318	137
* WEX Inc.	1,276	137
Highwoods Properties Inc.	2,973	136
White Mountains Insurance Group Ltd.	203	135
* Synchrony Financial	4,231	135
LPL Financial Holdings Inc.	2,987	134
Allied World Assurance Co. Holdings AG	3,300	133
Brown & Brown Inc.	4,113	132
Citizens Financial Group Inc.	5,295	132
Synovus Financial Corp.	4,699	132
Old Republic International Corp.	8,571	130
* Genworth Financial Inc. Class A	16,463	128
Two Harbors Investment Corp.	12,154	127
Home Properties Inc.	1,889	126
CubeSmart	5,435	126
Prosperity Bancshares Inc.	2,392	124
Retail Properties of America Inc.	7,802	124
First American Financial Corp.	3,512	123
Cullen/Frost Bankers Inc.	1,805	122
Sunstone Hotel Investors Inc.	6,973	122
* Popular Inc.	3,498	121
* Strategic Hotels & Resorts Inc.	9,131	120
* Stifel Financial Corp.	2,185	120
Pebblebrook Hotel Trust	2,447	119
Rayonier Inc.	4,310	118
EPR Properties	1,923	117
Commerce Bancshares Inc.	2,825	117
Validus Holdings Ltd.	2,815	117
CNO Financial Group Inc.	7,017	114
* Equity Commonwealth	4,310	114
Chimera Investment Corp.	35,201	113
Healthcare Trust of America Inc. Class A	4,036	112
BankUnited Inc.	3,455	112
CBL & Associates Properties Inc.	5,567	111
First Horizon National Corp.	7,797	111
Sun Communities Inc.	1,625	110
Columbia Property Trust Inc.	4,222	109
* WP GLIMCHER Inc.	6,271	109
First Niagara Financial Group Inc.	12,234	108
Geo Group Inc.	2,499	108
Tanger Factory Outlet Centers Inc.	3,027	107
Federated Investors Inc. Class B	3,229	106
Post Properties Inc.	1,862	106
Medical Properties Trust Inc.	6,991	106
* MGIC Investment Corp.	11,413	104
FirstMerit Corp.	5,740	104
* CoreLogic Inc.	3,121	104
Webster Financial Corp.	2,975	103
Associated Banc-Corp	5,468	102
Hanover Insurance Group Inc.	1,449	102
DCT Industrial Trust Inc.	2,789	101
Sovran Self Storage Inc.	1,093	101
MarketAxess Holdings Inc.	1,257	100
Radian Group Inc.	6,306	100
Aspen Insurance Holdings Ltd.	2,169	99

16

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
MFA Financial Inc.	12,452	99
Gaming and Leisure Properties Inc.	2,912	99
Primerica Inc.	1,856	98
Endurance Specialty Holdings Ltd.	1,539	98
Bank of the Ozarks Inc.	2,614	96
StanCorp Financial Group Inc.	1,444	96
Brandywine Realty Trust	5,978	95
Fair Isaac Corp.	1,107	94
DiamondRock Hospitality Co.	6,475	94
Colony Financial Inc.	3,718	94
Piedmont Office Realty Trust Inc. Class A	5,102	94
* Euronet Worldwide Inc.	1,653	93
* Paramount Group Inc.	5,057	93
National Health Investors Inc.	1,301	93
ProAssurance Corp.	2,031	91
Umpqua Holdings Corp.	5,496	91
Healthcare Realty Trust Inc.	3,182	91
Corporate Office Properties Trust	3,065	90
Ryman Hospitality Properties Inc.	1,492	90
United Bankshares Inc.	2,390	90
Bank of Hawaii Corp.	1,479	89
PrivateBancorp Inc.	2,457	85
Susquehanna Bancshares Inc.	6,343	85
TCF Financial Corp.	5,414	85
Janus Capital Group Inc.	5,122	84
American Homes 4 Rent Class A	5,033	84
* PRA Group Inc.	1,646	82
Hancock Holding Co.	2,810	82
First Citizens BancShares Inc. Class A	324	82
Fulton Financial Corp.	6,621	80
Advent Software Inc.	1,801	80
Cousins Properties Inc.	7,409	79
First Industrial Realty Trust Inc.	3,681	78
Acadia Realty Trust	2,292	78
FNB Corp.	6,026	77
Wintrust Financial Corp.	1,618	76
Lexington Realty Trust	6,990	76
Valley National Bancorp	7,875	76
New Residential Investment Corp.	4,979	75
Washington Federal Inc.	3,550	75
* Urban Edge Properties	3,128	75
Erie Indemnity Co. Class A	855	74
* Western Alliance Bancorp	2,582	73
BancorpSouth Inc.	3,245	73
MB Financial Inc.	2,307	72
RLI Corp.	1,472	71
WisdomTree Investments Inc.	3,770	70
Hudson Pacific Properties Inc.	2,202	70
Cathay General Bancorp	2,717	70
American Equity Investment Life Holding Co.	2,436	69
Santander Consumer USA Holdings Inc.	3,070	69
Alexander & Baldwin Inc.	1,710	69
* Texas Capital Bancshares Inc.	1,486	69
Financial Engines Inc.	1,712	69
Invesco Mortgage Capital Inc.	4,286	68
Chesapeake Lodging Trust	1,908	68
DuPont Fabros Technology Inc.	2,161	68
Chambers Street Properties	8,210	67
Platinum Underwriters Holdings Ltd.	873	67
EastGroup Properties Inc.	1,043	66
Washington REIT	2,315	66
Iberiabank Corp.	1,031	65
Sabra Health Care REIT Inc.	1,987	65
UMB Financial Corp.	1,217	63

17

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
Kennedy-Wilson Holdings Inc.	2,319	62
Glacier Bancorp Inc.	2,480	60
Capitol Federal Financial Inc.	4,737	59
Interactive Brokers Group Inc.	1,840	59
Symetra Financial Corp.	2,592	59
Mack-Cali Realty Corp.	3,089	58
First Financial Bankshares Inc.	2,202	58
Evercore Partners Inc. Class A	1,124	58
New York REIT Inc.	5,526	57
Hatteras Financial Corp.	3,128	57
Heartland Payment Systems Inc.	1,162	57
Kemper Corp.	1,526	56
BOK Financial Corp.	945	56
Home BancShares Inc.	1,754	56
Education Realty Trust Inc.	1,572	55
PennyMac Mortgage Investment Trust	2,562	55
Old National Bancorp	3,888	55
* Blackhawk Network Holdings Inc. Class B	1,493	55
AmTrust Financial Services Inc.	1,015	55
CVB Financial Corp.	3,446	54
Government Properties Income Trust	2,292	54
Columbia Banking System Inc.	1,897	53
South State Corp.	784	53
EverBank Financial Corp.	2,943	53
Equity One Inc.	1,960	52
* Cardtronics Inc.	1,432	52
Empire State Realty Trust Inc.	2,941	52
PS Business Parks Inc.	624	52
Potlatch Corp.	1,295	52
BGC Partners Inc. Class A	5,676	52
American Assets Trust Inc.	1,256	52
Retail Opportunity Investments Corp.	3,071	51
Pennsylvania REIT	2,246	51
Morningstar Inc.	683	51
LTC Properties Inc.	1,141	51
Redwood Trust Inc.	2,648	51
Selective Insurance Group Inc.	1,837	50
Trustmark Corp.	2,168	50
STAG Industrial Inc.	1,989	50
Mercury General Corp.	890	49
Ramco-Gershenson Properties Trust	2,592	49
Pinnacle Financial Partners Inc.	1,152	48
CYS Investments Inc.	5,257	48
Brixmor Property Group Inc.	1,848	47
Associated Estates Realty Corp.	1,959	47
Parkway Properties Inc.	2,660	47
Argo Group International Holdings Ltd.	968	46
Community Bank System Inc.	1,303	46
* First Cash Financial Services Inc.	933	45
Hersha Hospitality Trust Class A	6,646	45
* BofI Holding Inc.	504	45
* Hilltop Holdings Inc.	2,389	44
EVERTEC Inc.	2,113	44
FelCor Lodging Trust Inc.	4,049	44
* FNFV Group	2,927	44
International Bancshares Corp.	1,743	43
Horace Mann Educators Corp.	1,334	43
Artisan Partners Asset Management Inc. Class A	885	43
First Midwest Bancorp Inc.	2,509	43
Gramercy Property Trust Inc.	6,071	43
Home Loan Servicing Solutions Ltd.	2,309	43
National Penn Bancshares Inc.	3,947	42
Montpelier Re Holdings Ltd.	1,175	42
* MBIA Inc.	4,608	41

18

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
HFF Inc. Class A	1,141	41
* Credit Acceptance Corp.	215	39
Sterling Bancorp	2,858	39
Astoria Financial Corp.	2,969	39
Physicians Realty Trust	2,362	39
Franklin Street Properties Corp.	3,050	39
ARMOUR Residential REIT Inc.	12,081	38
Westamerica Bancorporation	890	38
* St. Joe Co.	2,255	38
Capstead Mortgage Corp.	3,184	38
CNA Financial Corp.	906	38
Altisource Residential Corp.	1,835	38
* Ambac Financial Group Inc.	1,521	38
* iStar Financial Inc.	2,835	38
* Enstar Group Ltd.	270	38
Chatham Lodging Trust	1,288	37
TFS Financial Corp.	2,649	37
Summit Hotel Properties Inc.	2,842	37
Provident Financial Services Inc.	2,050	37
Northwest Bancshares Inc.	3,153	37
BBCN Bancorp Inc.	2,651	36
Greenhill & Co. Inc.	931	36
NBT Bancorp Inc.	1,499	36
WesBanco Inc.	1,097	36
CoreSite Realty Corp.	755	36
CyrusOne Inc.	1,195	36
* Harbinger Group Inc.	2,842	35
First Financial Bancorp	2,004	35
Independent Bank Corp.	835	35
Boston Private Financial Holdings Inc.	2,758	35
Park National Corp.	406	35
* Encore Capital Group Inc.	856	34
* Essent Group Ltd.	1,460	34
American Capital Mortgage Investment Corp.	1,821	34
Starwood Waypoint Residential Trust	1,331	34
* Springleaf Holdings Inc.	866	33
Alexander's Inc.	75	33
Terreno Realty Corp.	1,492	33
Kite Realty Group Trust	1,150	33
* Greenlight Capital Re Ltd. Class A	985	32
Inland Real Estate Corp.	3,009	32
Banco Latinoamericano de Comercio Exterior SA	1,019	32
Infinity Property & Casualty Corp.	413	32
Select Income REIT	1,291	32
Chemical Financial Corp.	1,049	32
Union Bankshares Corp.	1,439	31
LegacyTexas Financial Group Inc.	1,368	31
* Piper Jaffray Cos.	568	31
Excel Trust Inc.	2,256	31
Renasant Corp.	1,085	31
S&T Bancorp Inc.	1,085	31
Banner Corp.	704	31
* Investment Technology Group Inc.	1,361	31
Nelnet Inc. Class A	653	30
United Community Banks Inc.	1,586	30
* Eagle Bancorp Inc.	810	30
Stewart Information Services Corp.	792	30
First Commonwealth Financial Corp.	3,499	30
OFG Bancorp	1,676	29
First Merchants Corp.	1,290	29
* Navigators Group Inc.	389	29
Virtus Investment Partners Inc.	220	29
Apollo Commercial Real Estate Finance Inc.	1,672	29
Investors Real Estate Trust	3,727	29

19

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
* Ocwen Financial Corp.	3,495	28
Cohen & Steers Inc.	681	28
AMERISAFE Inc.	682	28
Tompkins Financial Corp.	542	28
Safety Insurance Group Inc.	476	28
* Third Point Reinsurance Ltd.	1,983	28
Employers Holdings Inc.	1,164	27
American National Insurance Co.	260	27
Maiden Holdings Ltd.	1,887	27
New York Mortgage Trust Inc.	3,336	26
City Holding Co.	571	26
Ashford Hospitality Trust Inc.	2,426	26
Simmons First National Corp. Class A	623	26
First Potomac Realty Trust	2,127	25
Ameris Bancorp	970	25
Berkshire Hills Bancorp Inc.	946	25
Southside Bancshares Inc.	875	25
Brookline Bancorp Inc.	2,586	25
State Bank Financial Corp.	1,219	25
Oritani Financial Corp.	1,721	25
National General Holdings Corp.	1,319	25
Sandy Spring Bancorp Inc.	946	24
Cardinal Financial Corp.	1,238	24
National Bank Holdings Corp. Class A	1,299	24
Wilshire Bancorp Inc.	2,545	24
Universal Insurance Holdings Inc.	966	24
Northfield Bancorp Inc.	1,660	24
TrustCo Bank Corp. NY	3,544	24
Rouse Properties Inc.	1,386	24
Resource Capital Corp.	4,717	24
Lakeland Financial Corp.	604	24
United Financial Bancorp Inc.	1,903	24
WSFS Financial Corp.	303	24
Silver Bay Realty Trust Corp.	1,441	23
Universal Health Realty Income Trust	458	23
STORE Capital Corp.	1,028	23
Hanmi Financial Corp.	1,170	23
Rexford Industrial Realty Inc.	1,439	23
Western Asset Mortgage Capital Corp.	1,524	23
United Fire Group Inc.	790	23
RAIT Financial Trust	3,063	23
Cedar Realty Trust Inc.	2,984	22
Aviv REIT Inc.	617	22
* Cowen Group Inc. Class A	4,189	22
Urstadt Biddle Properties Inc. Class A	974	22
FBL Financial Group Inc. Class A	380	22
Towne Bank	1,401	22
Monmouth Real Estate Investment Corp.	1,924	22
* American Residential Properties Inc.	1,245	22
National Western Life Insurance Co. Class A	85	21
Washington Trust Bancorp Inc.	566	21
AG Mortgage Investment Trust Inc.	1,119	21
* Walter Investment Management Corp.	1,261	21
Cass Information Systems Inc.	416	21
* Customers Bancorp Inc.	933	21
* First BanCorp	3,124	21
* World Acceptance Corp.	249	20
Cash America International Inc.	939	20
Anworth Mortgage Asset Corp.	3,873	20
Agree Realty Corp.	612	20
Dime Community Bancshares Inc.	1,277	20
Community Trust Bancorp Inc.	608	20
* Enova International Inc.	859	20
* Xoom Corp.	1,140	19

20

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
Stock Yards Bancorp Inc.	582	19
Arlington Asset Investment Corp. Class A	758	19
GAMCO Investors Inc.	250	19
Heritage Financial Corp.	1,170	19
Westwood Holdings Group Inc.	298	19
Saul Centers Inc.	342	18
* Forestar Group Inc.	1,275	18
* KCG Holdings Inc. Class A	1,435	18
* Capital Bank Financial Corp.	676	18
Trico Bancshares	720	17
* Green Dot Corp. Class A	1,106	17
Flushing Financial Corp.	874	17
* Ezcorp Inc. Class A	1,639	17
Centerstate Banks Inc.	1,422	17
* Nationstar Mortgage Holdings Inc.	607	16
Federated National Holding Co.	554	16
* Yadkin Financial Corp.	830	16
CareTrust REIT Inc.	1,162	15
Apollo Residential Mortgage Inc.	911	14
QTS Realty Trust Inc. Class A	402	14
Central Pacific Financial Corp.	626	14
Campus Crest Communities Inc.	1,834	14
Gladstone Commercial Corp.	785	14
ConnectOne Bancorp Inc.	764	14
Hannon Armstrong Sustainable Infrastructure Capital Inc.	835	14
Ashford Hospitality Prime Inc.	849	14
* First NBC Bank Holding Co.	421	14
* OM Asset Management plc	762	14
Heartland Financial USA Inc.	440	14
* Global Cash Access Holdings Inc.	1,887	13
Great Western Bancorp Inc.	578	13
1st Source Corp.	429	13
HCI Group Inc.	277	13
Getty Realty Corp.	725	13
First Busey Corp.	2,060	13
First Interstate BancSystem Inc. Class A	494	13
Ares Commercial Real Estate Corp.	1,070	13
Waterstone Financial Inc.	989	13
Dynex Capital Inc.	1,520	13
Peoples Bancorp Inc.	532	13
* NewBridge Bancorp	1,521	13
Hudson Valley Holding Corp.	469	12
CorEnergy Infrastructure Trust Inc.	1,813	12
Armada Hoffler Properties Inc.	1,114	12
BancFirst Corp.	200	12
Meadowbrook Insurance Group Inc.	1,417	12
Bryn Mawr Bank Corp.	390	12
Lakeland Bancorp Inc.	1,066	12
* Blue Hills Bancorp Inc.	894	12
United Insurance Holdings Corp.	467	11
CoBiz Financial Inc.	1,007	11
* Beneficial Bancorp Inc.	1,004	11
* Ladenburg Thalmann Financial Services Inc.	2,929	11
Diamond Hill Investment Group Inc.	80	11
* PICO Holdings Inc.	647	11
Enterprise Financial Services Corp.	546	11
Great Southern Bancorp Inc.	293	11
Banc of California Inc.	1,003	11
* Safeguard Scientifics Inc.	594	11
Gain Capital Holdings Inc.	1,147	11
* INTL. FCStone Inc.	398	11
RE/MAX Holdings Inc.	330	11
MainSource Financial Group Inc.	577	11
First Financial Corp.	318	11

21

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
* NMI Holdings Inc. Class A	1,424	10
Mercantile Bank Corp.	542	10
German American Bancorp Inc.	356	10
* Square 1 Financial Inc. Class A	366	10
Metro Bancorp Inc.	400	10
Clifton Bancorp Inc.	761	10
CatchMark Timber Trust Inc. Class A	829	10
State Auto Financial Corp.	424	10
First Bancorp	559	10
Consolidated-Tomoka Land Co.	167	10
Whitestone REIT	615	10
* Tejon Ranch Co.	394	10
* LendingTree Inc.	182	10
OneBeacon Insurance Group Ltd. Class A	643	10
* Phoenix Cos. Inc.	166	10
Independent Bank Group Inc.	263	9
Bank Mutual Corp.	1,322	9
Federal Agricultural Mortgage Corp.	294	9
Southwest Bancorp Inc.	558	9
* HomeTrust Bancshares Inc.	589	9
* Altisource Portfolio Solutions SA	461	9
* Citizens Inc. Class A	1,236	9
Univest Corp. of Pennsylvania	473	9
Preferred Bank	330	9
First Defiance Financial Corp.	277	9
Peoples Financial Services Corp.	213	9
Financial Institutions Inc.	390	9
* Bancorp Inc.	933	9
Park Sterling Corp.	1,271	9
BNC Bancorp	519	8
Bank of Marin Bancorp	167	8
* MoneyGram International Inc.	982	8
* Flagstar Bancorp Inc.	564	8
* Altisource Asset Management Corp.	47	8
Camden National Corp.	217	8
Arrow Financial Corp.	308	8
Bank of Kentucky Financial Corp.	173	8
First of Long Island Corp.	335	8
Independent Bank Corp.	643	8
Stonegate Bank	280	8
* Regional Management Corp.	520	8
One Liberty Properties Inc.	332	8
Bridge Bancorp Inc.	315	8
* Ladder Capital Corp.	424	8
First Community Bancshares Inc.	480	8
* State National Cos. Inc.	823	8
Charter Financial Corp.	648	7
* Pacific Premier Bancorp Inc.	472	7
* NewStar Financial Inc.	745	7
* Walker & Dunlop Inc.	461	7
Suffolk Bancorp	327	7
United Community Financial Corp.	1,403	7
* Anchor BanCorp Wisconsin Inc.	208	7
Calamos Asset Management Inc. Class A	565	7
* Marcus & Millichap Inc.	195	7
BankFinancial Corp.	602	7
* Meridian Bancorp Inc.	579	7
First Connecticut Bancorp Inc.	482	7
West Bancorporation Inc.	403	7
Talmer Bancorp Inc. Class A	498	7
* Stonegate Mortgage Corp.	691	7
Pacific Continental Corp.	507	7
CNB Financial Corp.	407	7
Crawford & Co. Class B	744	7

22

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
Citizens & Northern Corp.	350	7
Peapack Gladstone Financial Corp.	341	7
Moelis & Co. Class A	208	7
Ames National Corp.	268	7
* FCB Financial Holdings Inc. Class A	260	7
Fidelity & Guaranty Life	317	7
Republic Bancorp Inc. Class A	274	7
Fidelity Southern Corp.	412	6
* Global Indemnity plc	240	6
OceanFirst Financial Corp.	390	6
Guaranty Bancorp	418	6
* HomeStreet Inc.	364	6
Penns Woods Bancorp Inc.	136	6
* PennyMac Financial Services Inc. Class A	360	6
* Seacoast Banking Corp. of Florida	469	6
Territorial Bancorp Inc.	286	6
* TriState Capital Holdings Inc.	634	6
Baldwin & Lyons Inc.	261	6
Meta Financial Group Inc.	167	6
Oppenheimer Holdings Inc. Class A	281	6
* Bridge Capital Holdings	273	6
* Atlas Financial Holdings Inc.	323	6
National Bankshares Inc.	196	6
Fox Chase Bancorp Inc.	346	6
* FRP Holdings Inc.	185	6
Sierra Bancorp	346	6
Capital City Bank Group Inc.	359	6
Horizon Bancorp	245	6
MidWestOne Financial Group Inc.	192	6
* CU Bancorp	267	6
* FBR & Co.	226	5
* Kearny Financial Corp.	407	5
Kansas City Life Insurance Co.	111	5
First Financial Northwest Inc.	431	5
First Business Financial Services Inc.	110	5
RCS Capital Corp. Class A	445	5
American National Bankshares Inc.	223	5
National Interstate Corp.	188	5
Heritage Commerce Corp.	591	5
UMH Properties Inc.	508	5
Heritage Oaks Bancorp	620	5
* eHealth Inc.	523	5
* Higher One Holdings Inc.	1,435	5
Merchants Bancshares Inc.	160	5
Manning & Napier Inc.	385	5
* Hallmark Financial Services Inc.	404	5
First Bancorp Inc.	271	4
* JG Wentworth Co. Class A	425	4
Enterprise Bancorp Inc.	206	4
* Nicholas Financial Inc.	293	4
Northrim BanCorp Inc.	184	4
* Cascade Bancorp	883	4
Opus Bank	145	4
* Sun Bancorp Inc.	227	4
Trade Street Residential Inc.	522	4
EMC Insurance Group Inc.	128	4
* AV Homes Inc.	264	4
* Ashford Inc.	28	4
* Heritage Insurance Holdings Inc.	194	4
Owens Realty Mortgage Inc.	306	4
Century Bancorp Inc. Class A	98	4
Macatawa Bank Corp.	671	4
* Consumer Portfolio Services Inc.	510	4
Old Line Bancshares Inc.	239	3

23

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
MidSouth Bancorp Inc.	235	3
Donegal Group Inc. Class A	211	3
Resource America Inc. Class A	342	3
FXCM Inc. Class A	1,477	3
* Triumph Bancorp Inc.	243	3
* CommunityOne Bancorp	296	3
* BBX Capital Corp.	203	3
* Republic First Bancorp Inc.	868	3
Pzena Investment Management Inc. Class A	322	3
Independence Holding Co.	225	3
Fifth Street Asset Management Inc.	188	2
* Trupanion Inc.	266	2
Medley Management Inc. Class A	188	2
Silvercrest Asset Management Group Inc. Class A	139	2
ServisFirst Bancshares Inc.	56	2
* UCP Inc.	194	2
* C1 Financial Inc.	104	2
Palmetto Bancshares Inc.	103	2
* Green Bancorp Inc.	148	2
* Tiptree Financial Inc. Class A	221	2
CIFC Corp.	198	2
* Hampton Roads Bankshares Inc.	771	1
* Tejon Ranch Co. Warrants Exp. 08/31/2016	64	—
		148,590
Health Care (14.2%)
Johnson & Johnson	94,863	9,724
Pfizer Inc.	213,886	7,341
Merck & Co. Inc.	97,990	5,736
* Gilead Sciences Inc.	51,492	5,331
Amgen Inc.	25,383	4,003
UnitedHealth Group Inc.	32,856	3,733
* Medtronic plc	47,950	3,720
Bristol-Myers Squibb Co.	55,566	3,385
* Celgene Corp.	26,853	3,263
* Biogen Idec Inc.	7,953	3,257
AbbVie Inc.	53,316	3,226
* Actavis plc	8,514	2,481
Abbott Laboratories	50,361	2,386
Allergan Inc.	9,977	2,322
Eli Lilly & Co.	32,988	2,315
* Express Scripts Holding Co.	24,609	2,087
McKesson Corp.	7,730	1,768
Thermo Fisher Scientific Inc.	13,374	1,739
* Anthem Inc.	9,365	1,372
Baxter International Inc.	18,171	1,257
* Alexion Pharmaceuticals Inc.	6,621	1,194
Aetna Inc.	11,962	1,191
Cigna Corp.	9,039	1,099
* Regeneron Pharmaceuticals Inc.	2,639	1,092
Stryker Corp.	11,246	1,066
Cardinal Health Inc.	11,446	1,007
Becton Dickinson and Co.	6,500	954
* Vertex Pharmaceuticals Inc.	7,947	949
* Illumina Inc.	4,691	917
Humana Inc.	5,209	856
* HCA Holdings Inc.	10,984	786
AmerisourceBergen Corp. Class A	7,603	781
Zoetis Inc.	16,863	777
* Boston Scientific Corp.	44,564	753
Perrigo Co. plc	4,740	732
* Cerner Corp.	10,037	723
* Mylan Inc.	12,588	722
Zimmer Holdings Inc.	5,655	681
St. Jude Medical Inc.	9,579	639

24

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
* Intuitive Surgical Inc.	1,201	601
* BioMarin Pharmaceutical Inc.	5,248	562
* Hospira Inc.	5,580	489
Agilent Technologies Inc.	11,144	470
* Endo International plc	5,495	470
* Edwards Lifesciences Corp.	3,526	469
* Mallinckrodt plc	3,814	445
* DaVita HealthCare Partners Inc.	5,941	443
* Pharmacyclics Inc.	2,029	438
CR Bard Inc.	2,551	432
* CareFusion Corp.	6,967	419
* Incyte Corp.	4,863	418
* Laboratory Corp. of America Holdings	3,361	414
* Henry Schein Inc.	2,867	402
* Catamaran Corp.	6,994	349
* Alkermes plc	4,825	339
Quest Diagnostics Inc.	4,829	339
* Jazz Pharmaceuticals plc	1,984	337
* Salix Pharmaceuticals Ltd.	2,140	336
Universal Health Services Inc. Class B	2,967	336
* Varian Medical Systems Inc.	3,515	327
ResMed Inc.	4,670	301
* Medivation Inc.	2,555	300
* Isis Pharmaceuticals Inc.	3,934	270
* Hologic Inc.	8,095	262
Cooper Cos. Inc.	1,594	261
Omnicare Inc.	3,364	258
DENTSPLY International Inc.	4,732	251
* IDEXX Laboratories Inc.	1,595	250
* United Therapeutics Corp.	1,608	249
* Alnylam Pharmaceuticals Inc.	2,425	246
* MEDNAX Inc.	3,382	242
* Centene Corp.	3,874	238
* Brookdale Senior Living Inc.	5,800	218
* QIAGEN NV	7,898	200
* Community Health Systems Inc.	3,936	191
PerkinElmer Inc.	3,851	181
* Sirona Dental Systems Inc.	1,943	176
Teleflex Inc.	1,393	170
* Puma Biotechnology Inc.	772	164
* athenahealth Inc.	1,268	161
* VCA Inc.	2,956	158
* Align Technology Inc.	2,736	157
* DexCom Inc.	2,558	155
* Health Net Inc.	2,650	152
* Tenet Healthcare Corp.	3,217	149
Patterson Cos. Inc.	2,910	146
* Team Health Holdings Inc.	2,386	141
* Pacira Pharmaceuticals Inc.	1,204	138
* Cepheid	2,397	136
* WellCare Health Plans Inc.	1,485	135
West Pharmaceutical Services Inc.	2,381	130
STERIS Corp.	1,996	129
HealthSouth Corp.	2,952	128
* Alere Inc.	2,799	127
* PAREXEL International Corp.	1,925	124
* Charles River Laboratories International Inc.	1,597	122
* Seattle Genetics Inc.	3,366	122
Bio-Techne Corp.	1,245	121
* Quintiles Transnational Holdings Inc.	1,808	118
* Akorn Inc.	2,149	116
* LifePoint Hospitals Inc.	1,512	109
* Envision Healthcare Holdings Inc.	2,784	102
* ACADIA Pharmaceuticals Inc.	2,666	101

25

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
* Neurocrine Biosciences Inc.	2,546	99
* OPKO Health Inc.	6,653	97
* Impax Laboratories Inc.	2,401	97
* Intercept Pharmaceuticals Inc.	430	95
Hill-Rom Holdings Inc.	1,970	94
* Receptos Inc.	714	90
* Acadia Healthcare Co. Inc.	1,397	88
* Amsurg Corp.	1,455	87
* Bio-Rad Laboratories Inc. Class A	682	87
* Medidata Solutions Inc.	1,763	85
* Myriad Genetics Inc.	2,455	84
* Thoratec Corp.	1,982	81
* ABIOMED Inc.	1,321	80
* Bluebird Bio Inc.	831	79
* Haemonetics Corp.	1,770	79
* Synageva BioPharma Corp.	781	77
Owens & Minor Inc.	2,151	77
* Celldex Therapeutics Inc.	2,987	76
* Halyard Health Inc.	1,627	75
* NuVasive Inc.	1,607	74
* Novavax Inc.	7,981	73
* Air Methods Corp.	1,365	72
Chemed Corp.	620	72
* Allscripts Healthcare Solutions Inc.	5,832	70
* Bruker Corp.	3,664	70
* Prestige Brands Holdings Inc.	1,809	70
* Molina Healthcare Inc.	1,052	67
* Exact Sciences Corp.	2,981	67
* Dyax Corp.	4,385	66
* Neogen Corp.	1,277	65
* Medicines Co.	2,248	65
* Clovis Oncology Inc.	843	64
* Magellan Health Inc.	971	62
* Cyberonics Inc.	884	61
* WebMD Health Corp.	1,361	60
* Ironwood Pharmaceuticals Inc. Class A	3,868	60
* Insulet Corp.	1,841	58
* Portola Pharmaceuticals Inc.	1,478	56
Kindred Healthcare Inc.	2,628	56
* Lannett Co. Inc.	892	56
* PTC Therapeutics Inc.	780	56
* Globus Medical Inc.	2,213	54
* Nektar Therapeutics	4,095	54
* Integra LifeSciences Holdings Corp.	884	53
* MannKind Corp.	8,044	52
* HeartWare International Inc.	604	52
* Agios Pharmaceuticals Inc.	476	51
* Halozyme Therapeutics Inc.	3,383	51
Cantel Medical Corp.	1,106	50
* Intrexon Corp.	1,222	50
* HMS Holdings Corp.	2,811	49
* Catalent Inc.	1,753	49
Theravance Inc.	2,713	49
* Horizon Pharma plc	2,363	49
CONMED Corp.	935	48
* Anacor Pharmaceuticals Inc.	1,069	47
* Spectranetics Corp.	1,373	46
Abaxis Inc.	757	46
* Acorda Therapeutics Inc.	1,354	46
* ExamWorks Group Inc.	1,095	44
* Depomed Inc.	2,013	44
* Omnicell Inc.	1,253	44
* Greatbatch Inc.	803	43
* ARIAD Pharmaceuticals Inc.	5,247	43

26

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
* ICU Medical Inc.	470	42
* Keryx Biopharmaceuticals Inc.	3,420	42
* Masimo Corp.	1,406	41
* Premier Inc. Class A	1,111	41
* Fluidigm Corp.	919	41
* Wright Medical Group Inc.	1,633	40
* Natus Medical Inc.	1,122	40
* Chimerix Inc.	983	40
* Sangamo BioSciences Inc.	2,345	39
* Veeva Systems Inc. Class A	1,272	39
* Merrimack Pharmaceuticals Inc.	3,638	39
* Achillion Pharmaceuticals Inc.	3,207	39
* MedAssets Inc.	2,016	39
* AMN Healthcare Services Inc.	1,705	38
* Cambrex Corp.	1,122	38
* Arena Pharmaceuticals Inc.	8,354	38
Analogic Corp.	432	37
* AMAG Pharmaceuticals Inc.	752	37
* NxStage Medical Inc.	2,149	37
* Tetraphase Pharmaceuticals Inc.	932	37
PDL BioPharma Inc.	5,190	36
* Cardiovascular Systems Inc.	958	36
* MiMedx Group Inc.	3,427	35
Select Medical Holdings Corp.	2,595	35
* Endologix Inc.	2,216	35
* Cempra Inc.	1,050	35
* Ligand Pharmaceuticals Inc.	617	34
* ZIOPHARM Oncology Inc.	2,964	33
* TESARO Inc.	621	33
* NewLink Genetics Corp.	751	32
* Insmed Inc.	1,731	32
* Affymetrix Inc.	2,726	32
Ensign Group Inc.	722	32
* Array BioPharma Inc.	3,984	32
* Tornier NV	1,289	32
* Bio-Reference Laboratories Inc.	897	31
* Emergent Biosolutions Inc.	1,037	31
* Repligen Corp.	1,197	31
* Hanger Inc.	1,183	31
* Merit Medical Systems Inc.	1,553	30
* Zeltiq Aesthetics Inc.	903	30
Meridian Bioscience Inc.	1,497	30
* OvaScience Inc.	640	29
* Ophthotech Corp.	519	28
* Aegerion Pharmaceuticals Inc.	1,004	27
* Amedisys Inc.	901	27
* Quidel Corp.	1,047	27
* Capital Senior Living Corp.	1,074	27
* PharMerica Corp.	1,068	27
* Infinity Pharmaceuticals Inc.	1,742	27
Quality Systems Inc.	1,522	26
* IPC Healthcare Inc.	601	26
* Accuray Inc.	2,875	26
* Prothena Corp. plc	963	26
* Omeros Corp.	1,213	25
* Acceleron Pharma Inc.	620	25
* Foundation Medicine Inc.	522	25
* BioCryst Pharmaceuticals Inc.	2,432	25
* Momenta Pharmaceuticals Inc.	1,798	25
* Cynosure Inc. Class A	804	24
* Insys Therapeutics Inc.	403	24
* Orexigen Therapeutics Inc.	4,190	24
* VWR Corp.	955	23
* Orthofix International NV	719	23

27

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
* Auspex Pharmaceuticals Inc.	344	23
* MacroGenics Inc.	650	23
* Kite Pharma Inc.	340	22
* ImmunoGen Inc.	2,926	22
* BioDelivery Sciences International Inc.	1,482	22
* Luminex Corp.	1,383	22
* Healthways Inc.	968	22
Computer Programs & Systems Inc.	409	22
* KYTHERA Biopharmaceuticals Inc.	513	21
* Sagent Pharmaceuticals Inc.	755	21
* Five Prime Therapeutics Inc.	789	20
* Raptor Pharmaceutical Corp.	2,182	20
* Aratana Therapeutics Inc.	1,041	20
* Providence Service Corp.	430	20
* GenMark Diagnostics Inc.	1,554	20
* Vascular Solutions Inc.	671	20
* PRA Health Sciences Inc.	614	19
National HealthCare Corp.	306	19
* AtriCure Inc.	1,071	19
* Relypsa Inc.	486	19
* LDR Holding Corp.	477	19
* Anika Therapeutics Inc.	461	18
* TherapeuticsMD Inc.	3,599	18
* Theravance Biopharma Inc.	839	18
* Rockwell Medical Inc.	1,788	18
* Triple-S Management Corp. Class B	921	17
* Sarepta Therapeutics Inc.	1,247	17
Invacare Corp.	909	17
* Unilife Corp.	4,222	17
* Inovio Pharmaceuticals Inc.	2,356	17
* Karyopharm Therapeutics Inc.	605	17
* Exelixis Inc.	5,519	16
* Surgical Care Affiliates Inc.	497	16
* Universal American Corp.	1,741	16
* Cross Country Healthcare Inc.	1,225	16
* Ultragenyx Pharmaceutical Inc.	289	16
* OraSure Technologies Inc.	2,151	15
* XenoPort Inc.	2,209	15
Phibro Animal Health Corp. Class A	412	15
* BioScrip Inc.	2,429	15
* Radius Health Inc.	346	15
* Dynavax Technologies Corp.	837	15
* CTI BioPharma Corp.	6,228	15
US Physical Therapy Inc.	342	15
* Genomic Health Inc.	474	14
* Cerus Corp.	3,010	14
* Vanda Pharmaceuticals Inc.	1,324	14
* Hyperion Therapeutics Inc.	479	14
* Pacific Biosciences of California Inc.	2,233	14
Atrion Corp.	43	14
* XOMA Corp.	3,736	14
* Arrowhead Research Corp.	1,827	14
* Immunomedics Inc.	3,278	13
* Geron Corp.	4,411	13
* AngioDynamics Inc.	700	13
* ANI Pharmaceuticals Inc.	193	13
* TG Therapeutics Inc.	892	13
* Accelerate Diagnostics Inc.	642	13
* Pernix Therapeutics Holdings Inc.	1,190	13
* Progenics Pharmaceuticals Inc.	1,945	13
* Sucampo Pharmaceuticals Inc. Class A	805	12
* LHC Group Inc.	363	12
* Alder Biopharmaceuticals Inc.	451	12
* Intra-Cellular Therapies Inc.	481	12

28

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
* SciClone Pharmaceuticals Inc.	1,544	12
* Aerie Pharmaceuticals Inc.	416	12
* Synergy Pharmaceuticals Inc.	3,837	12
* Sequenom Inc.	3,275	11
* CorVel Corp.	322	11
* Spectrum Pharmaceuticals Inc.	1,797	11
* Esperion Therapeutics Inc.	176	11
* Nevro Corp.	262	11
* Regulus Therapeutics Inc.	588	11
* Supernus Pharmaceuticals Inc.	1,191	11
* Albany Molecular Research Inc.	659	11
* Enanta Pharmaceuticals Inc.	297	11
* ZS Pharma Inc.	215	11
* BioTime Inc.	2,482	10
* Organovo Holdings Inc.	1,759	10
Landauer Inc.	270	10
* Coherus Biosciences Inc.	318	10
* OncoMed Pharmaceuticals Inc.	396	10
* Antares Pharma Inc.	3,718	10
* Ocular Therapeutix Inc.	267	10
* SurModics Inc.	388	9
* FibroGen Inc.	293	9
* IGI Laboratories Inc.	805	9
* Epizyme Inc.	391	9
* INC Research Holdings Inc. Class A	304	9
* Otonomy Inc.	242	9
* Cytokinetics Inc.	1,125	9
* Agenus Inc.	1,749	9
* RTI Surgical Inc.	1,597	9
* Zafgen Inc.	217	8
* Almost Family Inc.	235	8
* Zogenix Inc.	4,981	8
* Rigel Pharmaceuticals Inc.	2,789	8
* Idera Pharmaceuticals Inc.	1,695	8
CryoLife Inc.	776	8
* RadNet Inc.	920	8
* Osiris Therapeutics Inc.	466	8
* Sage Therapeutics Inc.	184	8
* Avalanche Biotechnologies Inc.	220	8
* Adeptus Health Inc. Class A	178	8
* Navidea Biopharmaceuticals Inc.	4,801	8
* VIVUS Inc.	2,865	8
* Oxford Immunotec Global plc	529	7
* Retrophin Inc.	524	7
* Merge Healthcare Inc.	1,844	7
* Northwest Biotherapeutics Inc.	997	7
* Neuralstem Inc.	1,933	7
* BioTelemetry Inc.	743	7
* STAAR Surgical Co.	1,039	7
* ChemoCentryx Inc.	872	7
* Peregrine Pharmaceuticals Inc.	5,018	7
* Heron Therapeutics Inc.	543	7
* Civitas Solutions Inc.	368	7
* Dermira Inc.	414	7
* Endocyte Inc.	1,183	7
* HealthEquity Inc.	334	7
* AAC Holdings Inc.	181	7
* Xencor Inc.	415	7
* Ampio Pharmaceuticals Inc.	1,124	6
* Lexicon Pharmaceuticals Inc.	6,683	6
* Exactech Inc.	265	6
* Galena Biopharma Inc.	3,351	6
* AcelRx Pharmaceuticals Inc.	664	6
* Threshold Pharmaceuticals Inc.	1,330	6

29

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
* Tandem Diabetes Care Inc.	494	6
* Repros Therapeutics Inc.	619	6
* POZEN Inc.	767	6
* Stemline Therapeutics Inc.	367	6
Utah Medical Products Inc.	92	5
* CytRx Corp.	1,569	5
* K2M Group Holdings Inc.	247	5
* Corcept Therapeutics Inc.	1,512	5
* Verastem Inc.	664	5
* Intersect ENT Inc.	185	5
* Inogen Inc.	145	5
* Mirati Therapeutics Inc.	202	5
* Versartis Inc.	231	5
* Ohr Pharmaceutical Inc.	591	5
* Five Star Quality Care Inc.	1,221	4
* Derma Sciences Inc.	537	4
* Sunesis Pharmaceuticals Inc.	1,910	4
* Immune Design Corp.	191	4
* Amphastar Pharmaceuticals Inc.	290	4
* BioSpecifics Technologies Corp.	101	4
* Genesis Healthcare Inc.	548	4
* Bio-Path Holdings Inc.	2,064	4
National Research Corp. Class A	256	4
* Atara Biotherapeutics Inc.	181	4
* Alliance HealthCare Services Inc.	142	3
* Addus HomeCare Corp.	152	3
* Sientra Inc.	181	3
* Vital Therapies Inc.	146	3
* Alimera Sciences Inc.	609	3
* Oncothyreon Inc.	1,986	3
* T2 Biosystems Inc.	189	3
* Cellular Dynamics International Inc.	574	3
* Calithera Biosciences Inc.	200	3
* Revance Therapeutics Inc.	189	3
* NanoString Technologies Inc.	283	3
* NanoViricides Inc.	1,126	3
* Enzo Biochem Inc.	964	3
* Castlight Health Inc. Class B	404	3
* Flexion Therapeutics Inc.	128	3
* Tokai Pharmaceuticals Inc.	186	3
* Applied Genetic Technologies Corp.	137	3
* Akebia Therapeutics Inc.	279	3
* Imprivata Inc.	187	3
* NeoStem Inc.	664	3
* Dicerna Pharmaceuticals Inc.	102	3
* Ardelyx Inc.	155	2
* TransEnterix Inc.	806	2
* TriVascular Technologies Inc.	209	2
* Pain Therapeutics Inc.	1,088	2
* Second Sight Medical Products Inc.	127	2
* Vitae Pharmaceuticals Inc.	176	2
* Symmetry Surgical Inc.	264	2
* Cara Therapeutics Inc.	156	2
* Loxo Oncology Inc.	116	2
* Adamas Pharmaceuticals Inc.	84	1
* Egalet Corp.	96	1
* Achaogen Inc.	124	1
* Eleven Biotherapeutics Inc.	131	1
* Veracyte Inc.	139	1
* Actinium Pharmaceuticals Inc.	332	1
* Genocea Biosciences Inc.	111	1
National Research Corp. Class B	23	1
* Roka Bioscience Inc.	160	1
* Accretive Health Inc.	24	—

30

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
* Synta Pharmaceuticals Corp.	41	—
* Cytori Therapeutics Inc.	78	—
* Kindred Biosciences Inc.	6	—
* Galectin Therapeutics Inc.	7	—
* Regado Biosciences Inc.	18	—
		111,860
Materials & Processing (4.2%)
EI du Pont de Nemours & Co.	30,793	2,397
Dow Chemical Co.	40,372	1,988
Monsanto Co.	16,215	1,953
Praxair Inc.	9,807	1,254
LyondellBasell Industries NV Class A	14,016	1,204
Air Products & Chemicals Inc.	7,103	1,109
PPG Industries Inc.	4,625	1,089
Precision Castparts Corp.	4,871	1,054
Ecolab Inc.	8,969	1,036
Sherwin-Williams Co.	2,897	826
International Paper Co.	14,574	822
Freeport-McMoRan Inc.	34,709	751
Ingersoll-Rand plc	9,115	612
Mosaic Co.	11,174	595
Alcoa Inc.	39,507	584
Sigma-Aldrich Corp.	3,966	548
Nucor Corp.	10,640	500
CF Industries Holdings Inc.	1,477	452
Newmont Mining Corp.	16,773	442
Fastenal Co.	9,900	411
Eastman Chemical Co.	5,048	376
Vulcan Materials Co.	4,428	368
Sealed Air Corp.	7,311	345
Ball Corp.	4,685	336
International Flavors & Fragrances Inc.	2,705	330
Rock-Tenn Co. Class A	4,780	328
Masco Corp.	12,072	316
Celanese Corp. Class A	5,215	298
MeadWestvaco Corp.	5,595	297
Ashland Inc.	2,309	295
Martin Marietta Materials Inc.	2,066	294
Airgas Inc.	2,470	290
FMC Corp.	4,503	286
Packaging Corp. of America	3,303	274
* WR Grace & Co.	2,546	252
Valspar Corp.	2,856	247
* Crown Holdings Inc.	4,598	244
Acuity Brands Inc.	1,456	231
RPM International Inc.	4,417	223
Albemarle Corp.	3,857	218
* Graphic Packaging Holding Co.	11,086	167
Bemis Co. Inc.	3,366	164
Sonoco Products Co.	3,460	162
Hexcel Corp.	3,307	157
Lennox International Inc.	1,499	156
Royal Gold Inc.	2,163	156
Owens Corning	3,899	155
Huntsman Corp.	6,757	152
Reliance Steel & Aluminum Co.	2,630	150
Steel Dynamics Inc.	8,116	148
Southern Copper Corp.	4,874	145
AptarGroup Inc.	2,183	144
* Owens-Illinois Inc.	5,450	143
NewMarket Corp.	299	141
Belden Inc.	1,492	132
Eagle Materials Inc.	1,678	132
Cytec Industries Inc.	2,441	128

31

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
Allegheny Technologies Inc.	3,721	125
PolyOne Corp.	3,149	125
United States Steel Corp.	4,890	117
Timken Co.	2,685	114
Axiall Corp.	2,407	111
Valmont Industries Inc.	842	105
Compass Minerals International Inc.	1,150	104
Sensient Technologies Corp.	1,628	104
* Berry Plastics Group Inc.	2,963	102
Scotts Miracle-Gro Co. Class A	1,533	100
KapStone Paper and Packaging Corp.	2,912	100
Domtar Corp.	2,203	100
Watsco Inc.	848	99
Cabot Corp.	2,170	98
Westlake Chemical Corp.	1,397	93
* USG Corp.	3,187	90
Minerals Technologies Inc.	1,196	88
* Polypore International Inc.	1,467	87
Silgan Holdings Inc.	1,493	86
* Armstrong World Industries Inc.	1,498	84
* Louisiana-Pacific Corp.	4,748	80
* Platform Specialty Products Corp.	3,096	80
Olin Corp.	2,768	78
HB Fuller Co.	1,691	76
Carpenter Technology Corp.	1,714	73
* Rexnord Corp.	2,543	70
Mueller Industries Inc.	1,995	69
* Chemtura Corp.	2,438	64
Balchem Corp.	1,054	62
Commercial Metals Co.	4,050	61
* Stillwater Mining Co.	4,008	58
* Masonite International Corp.	947	58
* Axalta Coating Systems Ltd.	2,029	58
* Trex Co. Inc.	1,139	57
US Silica Holdings Inc.	1,716	56
Simpson Manufacturing Co. Inc.	1,344	49
* Beacon Roofing Supply Inc.	1,598	48
Schweitzer-Mauduit International Inc.	1,023	48
Interface Inc. Class A	2,369	48
Mueller Water Products Inc. Class A	5,178	47
* Boise Cascade Co.	1,318	47
RBC Bearings Inc.	752	47
Kaiser Aluminum Corp.	612	46
Apogee Enterprises Inc.	991	45
Worthington Industries Inc.	1,658	45
Greif Inc. Class A	1,012	45
Hecla Mining Co.	13,077	43
* Cabot Microelectronics Corp.	835	43
* Resolute Forest Products Inc.	2,355	43
* MRC Global Inc.	3,332	43
Tronox Ltd. Class A	1,956	42
A Schulman Inc.	986	42
* Headwaters Inc.	2,533	42
* Clearwater Paper Corp.	680	41
Innophos Holdings Inc.	723	41
TimkenSteel Corp.	1,288	39
* Calgon Carbon Corp.	1,825	38
Universal Forest Products Inc.	691	37
Tahoe Resources Inc.	2,643	37
Quaker Chemical Corp.	453	37
Innospec Inc.	815	36
PH Glatfelter Co.	1,466	36
Globe Specialty Metals Inc.	2,144	36
Neenah Paper Inc.	571	34

32

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2015

			Market
			Value
		Shares	($000)
	AAON Inc.	1,500	34
	Cliffs Natural Resources Inc.	4,875	33
*	Century Aluminum Co.	1,731	33
	OM Group Inc.	1,128	32
*	Ferro Corp.	2,508	32
*	RTI International Metals Inc.	1,100	31
	Materion Corp.	762	28
*	Intrepid Potash Inc.	1,938	27
	Deltic Timber Corp.	410	27
	Quanex Building Products Corp.	1,380	27
	Stepan Co.	657	27
	Comfort Systems USA Inc.	1,416	26
*	LSB Industries Inc.	692	26
*	Nortek Inc.	327	25
	Rayonier Advanced Materials Inc.	1,368	25
*	AK Steel Holding Corp.	5,639	25
*	Kraton Performance Polymers Inc.	1,235	25
	Aceto Corp.	1,080	23
*	Horsehead Holding Corp.	1,731	22
	LB Foster Co. Class A	411	20
	Tredegar Corp.	969	20
*	Coeur Mining Inc.	3,297	19
	Griffon Corp.	1,160	19
*	Patrick Industries Inc.	333	18
*	PGT Inc.	1,655	17
	Hawkins Inc.	427	17
	Myers Industries Inc.	803	16
	Schnitzer Steel Industries Inc.	962	15
*	NCI Building Systems Inc.	889	15
	Haynes International Inc.	350	14
*	Unifi Inc.	423	14
	NN Inc.	486	13
	Wausau Paper Corp.	1,413	13
	Advanced Drainage Systems Inc.	480	13
*	Gibraltar Industries Inc.	871	13
*	US Concrete Inc.	401	12
*	Veritiv Corp.	234	12
	Insteel Industries Inc.	510	11
*	OMNOVA Solutions Inc.	1,334	11
	Zep Inc.	639	11
	American Vanguard Corp.	916	10
*	Landec Corp.	735	10
	Koppers Holdings Inc.	589	9
*	Ply Gem Holdings Inc.	680	9
*	Stock Building Supply Holdings Inc.	574	9
*	Rentech Inc.	6,421	9
	Global Brass & Copper Holdings Inc.	613	9
*	Continental Building Products Inc.	380	8
	Chase Corp.	182	8
*	Builders FirstSource Inc.	1,269	8
	FutureFuel Corp.	617	8
	Kronos Worldwide Inc.	589	7
	Noranda Aluminum Holding Corp.	2,155	7
	Gold Resource Corp.	1,913	7
*	Trinseo SA	361	7
*	Handy & Harman Ltd.	156	7
*	Northwest Pipe Co.	267	6
*	Senomyx Inc.	1,197	6
*	AEP Industries Inc.	124	6
	Dynamic Materials Corp.	387	6
*,^	Molycorp Inc.	5,796	5
	KMG Chemicals Inc.	230	5
	Culp Inc.	229	5
	LSI Industries Inc.	615	5

33

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
Ampco-Pittsburgh Corp.	243	5
* Universal Stainless & Alloy Products Inc.	195	4
* Installed Building Products Inc.	241	4
Oil-Dri Corp. of America	137	4
Olympic Steel Inc.	257	4
* Dixie Group Inc.	422	4
United States Lime & Minerals Inc.	55	4
* UFP Technologies Inc.	156	4
* Allied Nevada Gold Corp.	3,321	3
Omega Flex Inc.	90	3
* Shiloh Industries Inc.	172	2
* Ryerson Holding Corp.	345	2
* NL Industries Inc.	192	1
* Aspen Aerogels Inc.	180	1
* TCP International Holdings Ltd.	228	1
* Marrone Bio Innovations Inc.	15	—
		33,327
Other (0.0%)[2]
* Leap Wireless International Inc. CVR	1,738	4
* Easterly Government Properties Inc.	229	4
* InfraREIT Inc.	125	3
* Inovalon Holdings Inc. Class A	108	3
* Avinger Inc.	200	2
* Entellus Medical Inc.	96	2
* Furiex Pharmaceuticals Inc. CVR	213	2
* Spark Therapeutics Inc.	36	2
* Juno Therapeutics Inc.	38	2
* Bellicum Pharmaceuticals Inc.	70	2
* Flex Pharma Inc.	80	1
Restaurant Brands International LP	32	1
* Shake Shack Inc. Class A	27	1
* Hortonworks Inc.	33	1
* Presbia plc	100	1
* LendingClub Corp.	27	1
* Neothetics Inc.	80	1
* Invitae Corp.	27	1
* Box Inc.	27	1
* On Deck Capital Inc.	18	—
* Chelsea Therapeutics International Ltd. CVR Exp. 12/31/2016	2,322	—
* New Relic Inc.	7	—
* Cubist Pharmaceuticals, Inc. CVR	1,151	—
* Omthera Pharmaceuticals Inc. CVR	152	—
* Durata Therapeutics Inc CVR Exp. 12/31/2018	12	—
		35
Producer Durables (11.2%)
General Electric Co.	336,243	8,739
United Technologies Corp.	30,738	3,747
3M Co.	21,938	3,700
Boeing Co.	24,452	3,689
Union Pacific Corp.	30,373	3,653
Honeywell International Inc.	26,259	2,699
United Parcel Service Inc. Class B	23,735	2,415
Accenture plc Class A	21,210	1,910
Lockheed Martin Corp.	9,086	1,818
Danaher Corp.	20,370	1,778
FedEx Corp.	9,908	1,754
Caterpillar Inc.	20,929	1,735
Automatic Data Processing Inc.	16,151	1,435
General Dynamics Corp.	10,246	1,422
Emerson Electric Co.	23,505	1,361
Delta Air Lines Inc.	28,398	1,264

34

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
American Airlines Group Inc.	24,107	1,155
CSX Corp.	33,620	1,154
Raytheon Co.	10,469	1,139
Eaton Corp. plc	15,951	1,133
Norfolk Southern Corp.	10,362	1,131
Northrop Grumman Corp.	6,760	1,120
Illinois Tool Works Inc.	10,826	1,070
Deere & Co.	11,521	1,044
Southwest Airlines Co.	23,277	1,006
Cummins Inc.	6,187	880
Waste Management Inc.	15,657	853
* United Continental Holdings Inc.	12,566	819
PACCAR Inc.	11,939	765
Parker-Hannifin Corp.	5,023	616
Tyco International plc	13,972	590
Roper Industries Inc.	3,331	558
Paychex Inc.	10,869	542
Rockwell Automation Inc.	4,622	541
Xerox Corp.	38,968	532
Stanley Black & Decker Inc.	5,210	512
WW Grainger Inc.	1,947	461
AMETEK Inc.	8,215	437
Pentair plc	6,478	431
Kansas City Southern	3,695	428
Textron Inc.	9,362	415
Rockwell Collins Inc.	4,554	406
* Verisk Analytics Inc. Class A	5,610	403
Dover Corp.	5,587	403
* Stericycle Inc.	2,855	385
TransDigm Group Inc.	1,767	383
L-3 Communications Holdings Inc.	2,916	377
CH Robinson Worldwide Inc.	5,005	372
Pall Corp.	3,665	369
Republic Services Inc. Class A	8,948	366
* Waters Corp.	2,862	345
Expeditors International of Washington Inc.	6,693	323
* Mettler-Toledo International Inc.	991	311
* United Rentals Inc.	3,298	307
Wabtec Corp.	3,208	304
Alaska Air Group Inc.	4,603	293
Towers Watson & Co. Class A	2,185	287
Flowserve Corp.	4,605	286
Snap-on Inc.	1,939	285
Robert Half International Inc.	4,579	284
Cintas Corp.	3,370	281
* IHS Inc. Class A	2,295	270
Fluor Corp.	4,534	263
JB Hunt Transport Services Inc.	3,065	262
Huntington Ingalls Industries Inc.	1,658	234
ADT Corp.	5,932	233
Hubbell Inc. Class B	2,000	228
* Trimble Navigation Ltd.	8,664	226
* B/E Aerospace Inc.	3,499	222
Xylem Inc.	6,159	220
ManpowerGroup Inc.	2,713	218
* CoStar Group Inc.	1,086	216
* Keysight Technologies Inc.	5,656	212
IDEX Corp.	2,735	211
* Quanta Services Inc.	7,198	207
* Middleby Corp.	1,895	202
Carlisle Cos. Inc.	2,153	200
* Jacobs Engineering Group Inc.	4,480	199
* Spirit AeroSystems Holdings Inc. Class A	4,032	198
Waste Connections Inc.	4,141	195

35

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
* Spirit Airlines Inc.	2,475	193
Allegion plc	3,278	189
Lincoln Electric Holdings Inc.	2,740	189
* Genesee & Wyoming Inc. Class A	1,783	184
Donaldson Co. Inc.	4,785	177
Trinity Industries Inc.	5,115	172
Avery Dennison Corp.	3,202	171
Ryder System Inc.	1,817	171
* Colfax Corp.	3,173	167
* Old Dominion Freight Line Inc.	2,138	167
Nordson Corp.	2,141	165
AO Smith Corp.	2,559	161
Pitney Bowes Inc.	6,873	159
AGCO Corp.	3,164	157
Graco Inc.	2,060	156
Exelis Inc.	6,398	155
FLIR Systems Inc.	4,796	155
Chicago Bridge & Iron Co. NV	3,313	153
* Zebra Technologies Corp.	1,678	153
Joy Global Inc.	3,383	150
* AECOM	4,968	149
Allison Transmission Holdings Inc.	4,582	146
* Kirby Corp.	1,888	146
* Copart Inc.	3,845	144
* JetBlue Airways Corp.	8,343	143
MAXIMUS Inc.	2,229	132
HEICO Corp.	2,226	132
Toro Co.	1,940	131
Air Lease Corp. Class A	3,375	129
Copa Holdings SA Class A	1,131	129
* Orbital ATK Inc.	1,929	128
Oshkosh Corp.	2,619	128
ITT Corp.	3,090	127
* Teledyne Technologies Inc.	1,249	126
RR Donnelley & Sons Co.	6,569	125
* Esterline Technologies Corp.	1,050	124
SPX Corp.	1,386	124
* Genpact Ltd.	5,450	121
Regal-Beloit Corp.	1,530	119
MSC Industrial Direct Co. Inc. Class A	1,627	119
Babcock & Wilcox Co.	3,806	118
Curtiss-Wright Corp.	1,600	116
* Generac Holdings Inc.	2,330	115
* Clean Harbors Inc.	2,056	115
CLARCOR Inc.	1,704	112
Crane Co.	1,658	111
Deluxe Corp.	1,648	110
* HD Supply Holdings Inc.	3,646	108
Woodward Inc.	2,197	107
Landstar System Inc.	1,498	105
* Moog Inc. Class A	1,379	104
Triumph Group Inc.	1,740	104
EMCOR Group Inc.	2,336	103
National Instruments Corp.	3,302	103
* WESCO International Inc.	1,475	102
Terex Corp.	3,717	102
EnerSys	1,559	102
Manitowoc Co. Inc.	4,415	98
* Darling Ingredients Inc.	5,571	97
Kennametal Inc.	2,697	94
GATX Corp.	1,515	94
Corporate Executive Board Co.	1,131	88
Con-way Inc.	1,976	87
Lexmark International Inc. Class A	2,036	87

36

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
Allegiant Travel Co. Class A	468	86
KBR Inc.	5,089	83
* Swift Transportation Co.	2,884	82
* XPO Logistics Inc.	1,837	81
HNI Corp.	1,578	80
Healthcare Services Group Inc.	2,359	79
Covanta Holding Corp.	3,589	78
Booz Allen Hamilton Holding Corp. Class A	2,571	77
* Advisory Board Co.	1,413	76
Littelfuse Inc.	758	76
Barnes Group Inc.	1,859	74
Bristow Group Inc.	1,201	74
Rollins Inc.	2,207	74
Convergys Corp.	3,307	74
* WageWorks Inc.	1,236	71
* KLX Inc.	1,697	68
* On Assignment Inc.	1,769	68
Mobile Mini Inc.	1,608	67
Teekay Corp.	1,486	66
* Electronics For Imaging Inc.	1,598	65
Herman Miller Inc.	2,080	64
Applied Industrial Technologies Inc.	1,466	64
Knight Transportation Inc.	1,915	63
Franklin Electric Co. Inc.	1,678	61
* Proto Labs Inc.	805	57
Matson Inc.	1,437	57
UniFirst Corp.	476	57
ABM Industries Inc.	1,793	56
Forward Air Corp.	988	53
Tetra Tech Inc.	2,071	53
United Stationers Inc.	1,302	53
Actuant Corp. Class A	2,067	53
Greenbrier Cos. Inc.	889	52
Steelcase Inc. Class A	2,782	52
MSA Safety Inc.	1,021	52
* Navistar International Corp.	1,761	51
Aircastle Ltd.	2,212	51
* Dycom Industries Inc.	1,149	51
Scorpio Tankers Inc.	5,852	51
* Huron Consulting Group Inc.	757	50
Watts Water Technologies Inc. Class A	915	50
Werner Enterprises Inc.	1,540	49
G&K Services Inc. Class A	679	49
EnPro Industries Inc.	738	49
* Korn/Ferry International	1,579	48
* FTI Consulting Inc.	1,309	48
Harsco Corp.	2,893	48
* Hub Group Inc. Class A	1,179	48
* OSI Systems Inc.	655	47
Tidewater Inc.	1,655	47
* Itron Inc.	1,278	47
* MasTec Inc.	2,081	46
Heartland Express Inc.	1,820	46
TAL International Group Inc.	1,094	46
Brink's Co.	1,605	45
* Astronics Corp.	632	44
* TriMas Corp.	1,455	44
Insperity Inc.	840	44
* TASER International Inc.	1,853	44
Granite Construction Inc.	1,282	42
* UTi Worldwide Inc.	3,241	42
Brady Corp. Class A	1,539	41
* ExlService Holdings Inc.	1,148	40
AAR Corp.	1,354	40

37

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
* PHH Corp.	1,639	40
Exponent Inc.	458	40
* GenCorp Inc.	2,050	40
Tennant Co.	604	39
AZZ Inc.	857	39
* Atlas Air Worldwide Holdings Inc.	857	39
* Advanced Energy Industries Inc.	1,458	39
MTS Systems Corp.	531	38
Kaman Corp.	920	38
* Saia Inc.	820	38
ArcBest Corp.	894	37
Cubic Corp.	707	37
US Ecology Inc.	754	37
Federal Signal Corp.	2,205	36
Albany International Corp.	955	36
Knoll Inc.	1,690	36
* FARO Technologies Inc.	592	36
John Bean Technologies Corp.	1,026	35
ESCO Technologies Inc.	915	35
Briggs & Stratton Corp.	1,680	35
* Wabash National Corp.	2,369	35
Lindsay Corp.	388	34
Nordic American Tankers Ltd.	3,232	33
* Chart Industries Inc.	938	33
* Sykes Enterprises Inc.	1,403	33
* Rush Enterprises Inc. Class A	1,155	32
Standex International Corp.	441	32
* TrueBlue Inc.	1,386	32
CIRCOR International Inc.	589	32
Multi-Color Corp.	455	31
* ICF International Inc.	741	31
Badger Meter Inc.	523	31
Ship Finance International Ltd.	1,884	30
* ACCO Brands Corp.	3,956	30
Sun Hydraulics Corp.	774	30
* Blount International Inc.	1,769	29
* Tutor Perini Corp.	1,260	29
GasLog Ltd.	1,456	29
SkyWest Inc.	1,966	29
* Team Inc.	735	28
McGrath RentCorp	882	28
* RPX Corp.	1,890	28
* Hawaiian Holdings Inc.	1,488	28
* Roadrunner Transportation Systems Inc.	1,072	28
* Wesco Aircraft Holdings Inc.	1,833	28
Encore Wire Corp.	728	27
Raven Industries Inc.	1,269	26
Resources Connection Inc.	1,478	26
* Navigant Consulting Inc.	1,843	26
Altra Industrial Motion Corp.	943	26
Primoris Services Corp.	1,244	26
General Cable Corp.	1,700	26
Astec Industries Inc.	587	25
Textainer Group Holdings Ltd.	774	25
* Thermon Group Holdings Inc.	1,006	25
H&E Equipment Services Inc.	1,001	25
* Modine Manufacturing Co.	1,840	24
* Republic Airways Holdings Inc.	1,825	23
Quad/Graphics Inc.	996	23
* YRC Worldwide Inc.	1,173	23
* Echo Global Logistics Inc.	796	23
* MYR Group Inc.	824	23
* Engility Holdings Inc.	629	23
* TriNet Group Inc.	619	22

38

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
Celadon Group Inc.	832	22
* Ascent Capital Group Inc. Class A	496	22
Gorman-Rupp Co.	733	21
Columbus McKinnon Corp.	787	21
* DXP Enterprises Inc.	446	20
DHT Holdings Inc.	2,946	20
* Aegion Corp. Class A	1,112	20
Hyster-Yale Materials Handling Inc.	302	20
* Aerovironment Inc.	722	20
American Railcar Industries Inc.	343	19
* Monster Worldwide Inc.	2,734	18
Kforce Inc.	769	18
* Plug Power Inc.	5,721	18
Teekay Tankers Ltd. Class A	2,888	17
* Virgin America Inc.	482	17
* GrafTech International Ltd.	4,018	16
Marten Transport Ltd.	664	15
* Lydall Inc.	483	15
Titan International Inc.	1,538	15
* CBIZ Inc.	1,710	15
Gulfmark Offshore Inc.	915	15
* GP Strategies Corp.	415	15
Douglas Dynamics Inc.	630	14
Park-Ohio Holdings Corp.	244	14
Kadant Inc.	316	14
* TeleTech Holdings Inc.	570	14
Kelly Services Inc. Class A	765	13
* Air Transport Services Group Inc.	1,472	13
Argan Inc.	399	13
Ceco Environmental Corp.	904	13
Navios Maritime Holdings Inc.	2,893	13
Forrester Research Inc.	329	12
Kimball International Inc. Class B	1,293	12
Heidrick & Struggles International Inc.	510	12
* CAI International Inc.	487	12
* PHI Inc.	358	12
* Scorpio Bulkers Inc.	4,511	12
* Quality Distribution Inc.	985	11
* Vectrus Inc.	335	11
FreightCar America Inc.	340	11
Ennis Inc.	742	10
* Great Lakes Dredge & Dock Corp.	1,687	10
Alamo Group Inc.	200	10
* SP Plus Corp.	439	10
* Dice Holdings Inc.	1,085	10
VSE Corp.	117	9
Powell Industries Inc.	267	9
* CRA International Inc.	290	9
* Power Solutions International Inc.	153	9
* Paylocity Holding Corp.	288	9
* Mistras Group Inc.	449	8
Navios Maritime Acquisition Corp.	2,320	8
* ServiceSource International Inc.	2,180	8
* Titan Machinery Inc.	553	8
* Orion Marine Group Inc.	774	8
* InnerWorkings Inc.	1,240	8
* Liquidity Services Inc.	783	8
NACCO Industries Inc. Class A	133	7
* Ducommun Inc.	298	7
Barrett Business Services Inc.	199	7
* Furmanite Corp.	1,062	7
CDI Corp.	400	7
* Kratos Defense & Security Solutions Inc.	1,245	7
Miller Industries Inc.	318	7

39

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
* Performant Financial Corp.	1,319	7
Electro Rent Corp.	535	7
Knightsbridge Shipping Ltd.	1,371	7
* Vicor Corp.	503	7
Hackett Group Inc.	738	7
Graham Corp.	284	6
Global Power Equipment Group Inc.	483	6
* Maxwell Technologies Inc.	831	6
Hurco Cos. Inc.	182	6
* Accuride Corp.	1,142	6
Mesa Laboratories Inc.	76	6
* Control4 Corp.	429	6
* ExOne Co.	360	5
Houston Wire & Cable Co.	510	5
Ardmore Shipping Corp.	509	5
* USA Truck Inc.	175	5
* Vishay Precision Group Inc.	351	5
* Xerium Technologies Inc.	308	5
* Casella Waste Systems Inc. Class A	1,099	5
Spartan Motors Inc.	971	5
* PAM Transportation Services Inc.	92	5
* Manitex International Inc.	390	5
Marlin Business Services Corp.	236	4
Twin Disc Inc.	238	4
* Energy Recovery Inc.	1,266	4
* LMI Aerospace Inc.	295	4
* Layne Christensen Co.	645	4
Safe Bulkers Inc.	1,096	4
* PRGX Global Inc.	821	4
* Frontline Ltd.	1,624	4
* Commercial Vehicle Group Inc.	676	4
Universal Truckload Services Inc.	150	4
Information Services Group Inc.	917	4
* Neff Corp. Class A	330	3
Preformed Line Products Co.	74	3
* CUI Global Inc.	579	3
* Heritage-Crystal Clean Inc.	250	3
* General Finance Corp.	310	3
* Dorian LPG Ltd.	206	3
* Global Sources Ltd.	459	3
Baltic Trading Ltd.	1,386	2
* CHC Group Ltd.	996	2
* Hill International Inc.	677	2
International Shipholding Corp.	160	2
* AM Castle & Co.	497	2
SIFCO Industries Inc.	72	1
* Patriot Transportation Holding Inc.	61	1
* Sterling Construction Co. Inc.	469	1
* Vertex Energy Inc.	331	1
* Ultrapetrol Bahamas Ltd.	498	1
* ARC Group Worldwide Inc.	89	1
* Erickson Inc.	82	1
* Quest Resource Holding Corp.	366	—
* Corporate Resource Services Inc.	498	—
		88,593
Technology (16.4%)
Apple Inc.	202,600	26,026
Microsoft Corp.	277,269	12,158
Intel Corp.	166,918	5,550
* Google Inc. Class C	9,522	5,317
* Google Inc. Class A	9,411	5,295
* Facebook Inc. Class A	66,206	5,228
International Business Machines Corp.	31,719	5,137
Cisco Systems Inc.	171,770	5,069

40

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
Oracle Corp.	110,133	4,826
QUALCOMM Inc.	56,596	4,104
Hewlett-Packard Co.	63,545	2,214
Texas Instruments Inc.	36,192	2,128
EMC Corp.	68,649	1,987
* salesforce.com inc	20,556	1,426
* Yahoo! Inc.	31,735	1,405
* Adobe Systems Inc.	16,664	1,318
* Cognizant Technology Solutions Corp. Class A	20,366	1,273
* Micron Technology Inc.	35,807	1,098
Avago Technologies Ltd. Class A	8,406	1,073
Corning Inc.	43,777	1,068
Applied Materials Inc.	40,959	1,026
* LinkedIn Corp. Class A	3,511	938
Intuit Inc.	9,552	933
* Twitter Inc.	17,363	835
Broadcom Corp. Class A	17,999	814
Western Digital Corp.	7,492	802
Analog Devices Inc.	10,492	614
* Electronic Arts Inc.	10,503	601
Amphenol Corp. Class A	10,493	592
Symantec Corp.	23,099	581
Skyworks Solutions Inc.	6,331	556
SanDisk Corp.	6,745	539
* SBA Communications Corp. Class A	4,300	536
* Autodesk Inc.	7,605	489
Motorola Solutions Inc.	6,673	453
Lam Research Corp.	5,425	447
* Red Hat Inc.	6,335	438
* Akamai Technologies Inc.	5,987	416
NVIDIA Corp.	18,745	414
NetApp Inc.	10,437	403
* Equinix Inc.	1,790	401
Altera Corp.	10,522	389
Activision Blizzard Inc.	16,692	389
Linear Technology Corp.	7,960	384
Xilinx Inc.	9,008	382
* ServiceNow Inc.	4,856	370
KLA-Tencor Corp.	5,571	362
* Citrix Systems Inc.	5,524	352
Computer Sciences Corp.	4,905	348
CA Inc.	10,681	347
Microchip Technology Inc.	6,699	343
* Qorvo Inc.	4,808	334
Maxim Integrated Products Inc.	9,500	327
Juniper Networks Inc.	12,722	304
* F5 Networks Inc.	2,526	298
Amdocs Ltd.	5,341	280
Harris Corp.	3,549	276
* Splunk Inc.	3,991	268
* Workday Inc. Class A	3,120	267
* ANSYS Inc.	3,102	267
* Palo Alto Networks Inc.	1,841	262
CDK Global Inc.	5,407	253
* VMware Inc. Class A	2,975	253
* Gartner Inc.	3,012	250
* VeriSign Inc.	3,744	240
* Synopsys Inc.	5,133	238
* Teradata Corp.	5,334	237
Marvell Technology Group Ltd.	13,469	217
Avnet Inc.	4,592	210
* Arrow Electronics Inc.	3,313	205
* SunEdison Inc.	9,016	200
* Rackspace Hosting Inc.	3,886	193

41

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2015

			Market
			Value
		Shares	($000)
*	ON Semiconductor Corp.	14,731	188
*	Cadence Design Systems Inc.	9,738	179
	Brocade Communications Systems Inc.	14,387	178
	IAC/InterActiveCorp	2,504	169
*	NCR Corp.	5,619	165
*	Informatica Corp.	3,736	160
*	Ultimate Software Group Inc.	959	158
*	Fortinet Inc.	4,543	153
	Jabil Circuit Inc.	6,909	152
*	Cree Inc.	3,742	147
*	PTC Inc.	4,064	141
	SS&C Technologies Holdings Inc.	2,301	140
	Teradyne Inc.	7,046	136
*	Tyler Technologies Inc.	1,136	136
*	VeriFone Systems Inc.	3,768	133
*	Groupon Inc. Class A	16,206	133
*	NetSuite Inc.	1,372	132
*	FireEye Inc.	2,968	131
*	Cognex Corp.	2,910	130
*	Guidewire Software Inc.	2,320	129
*	Manhattan Associates Inc.	2,567	128
*	Ingram Micro Inc.	5,173	128
*	Nuance Communications Inc.	8,911	127
	Solera Holdings Inc.	2,270	127
*	Freescale Semiconductor Ltd.	3,491	126
*	ARRIS Group Inc.	4,188	123
*	Verint Systems Inc.	2,019	123
*	Cavium Inc.	1,794	123
*	Aspen Technology Inc.	3,113	120
*	Atmel Corp.	14,305	119
*	Tableau Software Inc. Class A	1,250	118
*	SolarWinds Inc.	2,269	115
*,^	3D Systems Corp.	3,753	114
	CDW Corp.	3,004	113
*	Riverbed Technology Inc.	5,295	111
	DST Systems Inc.	1,041	111
	FEI Co.	1,392	110
*	AOL Inc.	2,628	107
*	IPG Photonics Corp.	1,102	106
*	JDS Uniphase Corp.	7,672	106
*	Synaptics Inc.	1,189	102
*	Stratasys Ltd.	1,632	101
	Leidos Holdings Inc.	2,228	100
*	Microsemi Corp.	3,101	100
*	Qlik Technologies Inc.	2,946	96
*	Aruba Networks Inc.	3,724	92
*	Integrated Device Technology Inc.	4,452	92
*	ViaSat Inc.	1,344	88
*	DigitalGlobe Inc.	2,536	84
*	Yelp Inc. Class A	1,722	83
*	Rovi Corp.	3,277	82
*	EchoStar Corp. Class A	1,499	81
	Cypress Semiconductor Corp.	5,471	81
	Mentor Graphics Corp.	3,267	77
	Diebold Inc.	2,133	76
*	Take-Two Interactive Software Inc.	2,873	76
*	CommVault Systems Inc.	1,548	75
*	Silicon Laboratories Inc.	1,475	75
*	Tech Data Corp.	1,253	75
	Plantronics Inc.	1,475	74
*	Spansion Inc. Class A	2,042	74
*	ACI Worldwide Inc.	3,705	74
*	Ciena Corp.	3,503	73
	Science Applications International Corp.	1,332	73

42

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
Blackbaud Inc.	1,604	73
* Dealertrack Technologies Inc.	1,796	71
* Anixter International Inc.	905	71
* EPAM Systems Inc.	1,152	71
SYNNEX Corp.	929	71
* CACI International Inc. Class A	810	71
* Finisar Corp.	3,362	71
* Fairchild Semiconductor International Inc. Class A	4,016	70
* Infinera Corp.	4,100	70
Intersil Corp. Class A	4,458	70
Tessera Technologies Inc.	1,732	69
* Proofpoint Inc.	1,218	69
InterDigital Inc.	1,304	69
* IMS Health Holdings Inc.	2,571	68
* Demandware Inc.	1,059	67
* Polycom Inc.	4,803	66
MKS Instruments Inc.	1,874	66
Monolithic Power Systems Inc.	1,242	66
* Sanmina Corp.	2,868	65
Vishay Intertechnology Inc.	4,505	64
* CommScope Holding Co. Inc.	2,004	63
* Semtech Corp.	2,181	63
Dolby Laboratories Inc. Class A	1,556	63
* Advanced Micro Devices Inc.	20,225	63
* Cirrus Logic Inc.	2,052	62
* comScore Inc.	1,171	60
* Entegris Inc.	4,477	60
* Envestnet Inc.	1,090	59
* Zynga Inc. Class A	25,192	58
* Cornerstone OnDemand Inc.	1,800	58
Power Integrations Inc.	1,043	57
* Ambarella Inc.	996	57
* Coherent Inc.	887	57
* Knowles Corp.	2,913	56
* PMC-Sierra Inc.	5,848	56
* IGATE Corp.	1,291	55
* Acxiom Corp.	2,731	55
* MicroStrategy Inc. Class A	297	53
* NeuStar Inc. Class A	1,965	52
* Synchronoss Technologies Inc.	1,170	52
* Fleetmatics Group plc	1,243	51
* Ellie Mae Inc.	965	51
* Syntel Inc.	1,016	50
* OmniVision Technologies Inc.	1,795	48
* Rogers Corp.	613	48
Methode Electronics Inc.	1,228	48
* Progress Software Corp.	1,737	48
* NetScout Systems Inc.	1,163	47
* LogMeIn Inc.	861	45
* Universal Display Corp.	1,319	45
* Super Micro Computer Inc.	1,128	45
* QLogic Corp.	3,006	45
* Plexus Corp.	1,118	45
* Rambus Inc.	3,676	44
ADTRAN Inc.	1,962	42
* Benchmark Electronics Inc.	1,794	42
Monotype Imaging Holdings Inc.	1,286	41
* Cray Inc.	1,339	40
* Infoblox Inc.	1,715	40
* NETGEAR Inc.	1,221	39
* Unisys Corp.	1,731	39
* Veeco Instruments Inc.	1,278	39
* SPS Commerce Inc.	565	39
NIC Inc.	2,194	38

43

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
* InvenSense Inc.	2,291	38
* Insight Enterprises Inc.	1,404	37
* Imperva Inc.	793	37
* Diodes Inc.	1,247	36
CSG Systems International Inc.	1,185	35
* ScanSource Inc.	956	35
Sabre Corp.	1,597	35
* Bottomline Technologies de Inc.	1,284	34
* BroadSoft Inc.	1,047	33
* II-VI Inc.	1,883	33
* Virtusa Corp.	822	32
* iRobot Corp.	983	32
* RealPage Inc.	1,589	32
* Web.com Group Inc.	1,798	32
* Loral Space & Communications Inc.	451	32
Ubiquiti Networks Inc.	991	31
* Qualys Inc.	663	31
Ebix Inc.	1,158	30
* AVG Technologies NV	1,311	30
* Sonus Networks Inc.	1,714	29
ManTech International Corp. Class A	881	29
* Ruckus Wireless Inc.	2,277	29
* Bankrate Inc.	2,249	29
Brooks Automation Inc.	2,382	29
* Newport Corp.	1,429	29
* Lattice Semiconductor Corp.	4,107	28
* VASCO Data Security International Inc.	1,032	26
* Perficient Inc.	1,301	26
* Marketo Inc.	918	26
* CalAmp Corp.	1,306	25
Pegasystems Inc.	1,258	25
* Amkor Technology Inc.	2,514	24
* Ixia	2,127	24
* Rofin-Sinar Technologies Inc.	1,006	24
* Interactive Intelligence Group Inc.	568	24
* Actua Corp.	1,435	24
* Callidus Software Inc.	1,672	24
* LivePerson Inc.	2,031	23
CTS Corp.	1,318	23
* Blucora Inc.	1,547	23
* PROS Holdings Inc.	907	22
* Mercury Systems Inc.	1,293	22
* Silicon Image Inc.	3,018	22
Acacia Research Corp.	1,745	22
* Checkpoint Systems Inc.	1,605	22
* Inphi Corp.	1,154	22
* Harmonic Inc.	2,724	21
* Photronics Inc.	2,491	21
Micrel Inc.	1,326	20
* Fabrinet	1,102	20
* Endurance International Group Holdings Inc.	1,032	19
AVX Corp.	1,346	19
* SciQuest Inc.	1,088	19
* ShoreTel Inc.	2,513	19
* Global Eagle Entertainment Inc.	1,393	19
* Ultratech Inc.	1,012	18
* Emulex Corp.	2,291	18
* Xcerra Corp.	2,005	18
* PDF Solutions Inc.	991	18
* ePlus Inc.	210	17
* Tangoe Inc.	1,316	16
* M/A-COM Technology Solutions Holdings Inc.	484	16
Epiq Systems Inc.	892	16
Comtech Telecommunications Corp.	436	16

44

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
* Gigamon Inc.	771	15
Daktronics Inc.	1,510	15
* Applied Micro Circuits Corp.	2,788	15
* Textura Corp.	535	15
* RetailMeNot Inc.	865	15
* FormFactor Inc.	1,532	15
* Cvent Inc.	516	15
* DTS Inc.	493	15
* Internap Corp.	1,519	14
* ARC Document Solutions Inc.	1,692	14
* Kofax Ltd.	2,087	14
* Luxoft Holding Inc. Class A	280	14
Integrated Silicon Solution Inc.	842	14
* Glu Mobile Inc.	2,701	14
* Bazaarvoice Inc.	1,443	13
* TTM Technologies Inc.	1,503	13
* Arista Networks Inc.	190	13
Park Electrochemical Corp.	589	13
* RingCentral Inc. Class A	806	13
* CEVA Inc.	629	13
EarthLink Holdings Corp.	2,928	13
American Science & Engineering Inc.	233	12
* Kimball Electronics Inc.	968	12
* Nanometrics Inc.	654	12
* Exar Corp.	1,087	12
* Rudolph Technologies Inc.	928	11
* Barracuda Networks Inc.	299	11
* Intralinks Holdings Inc.	1,093	11
* GSI Group Inc.	860	11
* Comverse Inc.	629	11
* Telenav Inc.	1,321	11
* GrubHub Inc.	256	11
* Wix.com Ltd.	558	10
* VirnetX Holding Corp.	1,353	10
Pericom Semiconductor Corp.	654	10
Black Box Corp.	462	10
* Calix Inc.	1,138	10
* Quantum Corp.	6,022	10
* Silver Spring Networks Inc.	984	10
* Model N Inc.	782	10
* Extreme Networks Inc.	2,637	9
* Lionbridge Technologies Inc.	1,644	9
* HubSpot Inc.	224	9
* Q2 Holdings Inc.	458	9
* Violin Memory Inc.	2,308	9
* Rally Software Development Corp.	759	9
* Silicon Graphics International Corp.	961	9
NVE Corp.	138	9
* Procera Networks Inc.	940	9
* Axcelis Technologies Inc.	3,079	9
* Entropic Communications Inc.	2,832	8
* Ciber Inc.	2,118	8
IXYS Corp.	687	8
* Kopin Corp.	1,884	8
* KEYW Holding Corp.	902	8
* Zendesk Inc.	318	8
* Digi International Inc.	736	8
Cohu Inc.	701	8
* Vocera Communications Inc.	721	8
* Carbonite Inc.	489	7
* E2open Inc.	836	7
* Zix Corp.	1,764	7
* Seachange International Inc.	928	7
* Jive Software Inc.	1,355	7

45

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
* Dot Hill Systems Corp.	1,684	7
PC Connection Inc.	265	7
* Sparton Corp.	291	7
* Immersion Corp.	790	7
American Software Inc. Class A	681	7
* Rubicon Technology Inc.	1,489	7
* Nimble Storage Inc.	255	6
* Cyan Inc.	1,680	6
* DSP Group Inc.	559	6
* ParkerVision Inc.	6,562	6
* YuMe Inc.	1,108	6
* Datalink Corp.	544	6
* Benefitfocus Inc.	189	6
* GTT Communications Inc.	395	6
* Millennial Media Inc.	3,762	6
* Ultra Clean Holdings Inc.	711	6
* Brightcove Inc.	751	6
* Kemet Corp.	1,275	6
* Paycom Software Inc.	182	6
Reis Inc.	238	6
* ChannelAdvisor Corp.	580	6
* OPOWER Inc.	380	6
* Rocket Fuel Inc.	584	6
* MaxLinear Inc.	686	6
* KVH Industries Inc.	438	6
* Vitesse Semiconductor Corp.	1,345	6
Alliance Fiber Optic Products Inc.	326	5
Bel Fuse Inc. Class B	280	5
* Applied Optoelectronics Inc.	425	5
* Everyday Health Inc.	370	5
* Marin Software Inc.	778	5
* Limelight Networks Inc.	1,511	5
* Cascade Microtech Inc.	360	5
Digimarc Corp.	177	5
Electro Scientific Industries Inc.	677	5
* Varonis Systems Inc.	150	5
* Intevac Inc.	673	5
* Oclaro Inc.	2,632	5
* RealNetworks Inc.	636	5
* Numerex Corp. Class A	396	4
* Clearfield Inc.	320	4
* TrueCar Inc.	220	4
* TeleCommunication Systems Inc. Class A	1,352	4
* Alpha & Omega Semiconductor Ltd.	486	4
* Sapiens International Corp. NV	551	4
* Rubicon Project Inc.	224	4
* Tremor Video Inc.	1,675	4
* Agilysys Inc.	403	4
ModusLink Global Solutions Inc.	1,056	4
* TechTarget Inc.	324	4
QAD Inc. Class A	165	4
* Globant SA	212	4
* Amber Road Inc.	415	4
Tessco Technologies Inc.	156	4
* MobileIron Inc.	388	3
* Park City Group Inc.	268	3
Computer Task Group Inc.	442	3
* Borderfree Inc.	436	3
* Cinedigm Corp. Class A	2,156	3
* Mavenir Systems Inc.	218	3
* QuickLogic Corp.	1,550	3
* Multi-Fineline Electronix Inc.	147	3
* Covisint Corp.	1,023	3
* A10 Networks Inc.	568	2

46

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2015

		Market
		Value
	Shares	($000)
* Travelzoo Inc.	226	2
* Rightside Group Ltd.	318	2
* Unwired Planet Inc.	2,811	2
* Guidance Software Inc.	281	2
* Audience Inc.	283	1
* Viasystems Group Inc.	77	1
* Five9 Inc.	343	1
* Demand Media Inc.	207	1
* Aerohive Networks Inc.	191	1
* Turtle Beach Corp.	201	—
* Yodlee Inc.	24	—
* Vringo Inc.	71	—
* Revolution Lighting Technologies Inc.	37	—
		129,184
Utilities (5.0%)
Verizon Communications Inc.	138,858	6,867
AT&T Inc.	174,045	6,015
Duke Energy Corp.	23,714	1,863
NextEra Energy Inc.	14,618	1,512
Dominion Resources Inc.	19,492	1,405
Southern Co.	29,872	1,368
Exelon Corp.	28,727	974
American Electric Power Co. Inc.	16,422	946
Sempra Energy	8,258	894
PG&E Corp.	15,636	840
PPL Corp.	22,353	762
CenturyLink Inc.	19,275	730
Public Service Enterprise Group Inc.	17,029	716
Edison International	10,963	704
Consolidated Edison Inc.	9,865	623
Xcel Energy Inc.	16,916	597
Eversource Energy	10,654	551
* Level 3 Communications Inc.	9,262	499
FirstEnergy Corp.	14,020	490
DTE Energy Co.	5,909	485
Entergy Corp.	5,987	476
NiSource Inc.	10,522	452
Wisconsin Energy Corp.	7,566	386
Ameren Corp.	8,185	347
American Water Works Co. Inc.	6,005	325
CMS Energy Corp.	9,093	319
AES Corp.	24,551	318
CenterPoint Energy Inc.	14,526	302
* T-Mobile US Inc.	8,853	292
* Calpine Corp.	12,964	275
SCANA Corp.	4,798	273
Frontier Communications Corp.	33,926	271
NRG Energy Inc.	11,258	270
Pinnacle West Capital Corp.	3,738	240
Alliant Energy Corp.	3,755	239
Pepco Holdings Inc.	8,407	228
OGE Energy Corp.	6,646	216
ITC Holdings Corp.	5,267	204
Integrys Energy Group Inc.	2,676	200
AGL Resources Inc.	4,034	198
UGI Corp.	5,734	195
National Fuel Gas Co.	2,787	180
Atmos Energy Corp.	3,381	179
Westar Energy Inc. Class A	4,382	170
Windstream Holdings Inc.	20,576	162
Aqua America Inc.	5,960	158
TECO Energy Inc.	7,903	155
MDU Resources Group Inc.	6,383	142
Great Plains Energy Inc.	5,267	140

47

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2015

			Market
			Value
		Shares	($000)
	Questar Corp.	5,981	140
*	Sprint Corp.	24,447	125
	Vectren Corp.	2,778	124
*	Dynegy Inc.	4,128	115
	Hawaiian Electric Industries Inc.	3,467	115
	Cleco Corp.	2,045	111
	j2 Global Inc.	1,636	110
	IDACORP Inc.	1,733	109
	Portland General Electric Co.	2,663	99
	Piedmont Natural Gas Co. Inc.	2,643	99
	UIL Holdings Corp.	1,924	97
	WGL Holdings Inc.	1,725	92
	NorthWestern Corp.	1,628	88
	Southwest Gas Corp.	1,531	88
	New Jersey Resources Corp.	1,392	87
	ALLETE Inc.	1,446	79
	Laclede Group Inc.	1,490	77
	PNM Resources Inc.	2,684	77
	Black Hills Corp.	1,486	76
	Telephone & Data Systems Inc.	2,942	75
	ONE Gas Inc.	1,757	73
	Avista Corp.	2,067	70
	South Jersey Industries Inc.	1,114	63
	Cogent Communications Holdings Inc.	1,516	56
	American States Water Co.	1,290	52
	El Paso Electric Co.	1,305	49
	MGE Energy Inc.	1,143	49
	West Corp.	1,310	45
	Northwest Natural Gas Co.	907	43
	California Water Service Group	1,610	41
	Otter Tail Corp.	1,246	41
	NRG Yield Inc. Class A	752	39
	Ormat Technologies Inc.	1,105	38
	Empire District Electric Co.	1,460	37
	Pattern Energy Group Inc. Class A	1,308	36
	Consolidated Communications Holdings Inc.	1,675	36
*	Gogo Inc.	1,931	35
	Abengoa Yield plc	898	29
*	Vonage Holdings Corp.	5,944	27
*	inContact Inc.	2,240	26
	Chesapeake Utilities Corp.	540	26
	Shenandoah Telecommunications Co.	868	25
*	Cincinnati Bell Inc.	7,532	25
*	Iridium Communications Inc.	2,561	25
*	8x8 Inc.	3,279	24
*,^	Globalstar Inc.	9,323	24
*	Zayo Group Holdings Inc.	783	23
	SJW Corp.	616	20
*	United States Cellular Corp.	528	20
*	General Communication Inc. Class A	1,411	20
	Atlantic Tele-Network Inc.	273	19
	Inteliquent Inc.	1,243	18
	Lumos Networks Corp.	789	14
*	Premiere Global Services Inc.	1,367	13
	Unitil Corp.	390	13
*	ORBCOMM Inc.	2,076	12
*	Intelsat SA	938	12
	Spok Holdings Inc.	613	11
	Connecticut Water Service Inc.	305	11
	Atlantic Power Corp.	3,847	11
	Middlesex Water Co.	448	10
*	FairPoint Communications Inc.	588	10
	IDT Corp. Class B	433	9
	York Water Co.	368	9

48

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 28, 2015

					Market
					Value
				Shares	($000)
*	Hawaiian Telcom Holdco Inc.			293	8
*	Pendrell Corp.			4,764	5
	Artesian Resources Corp. Class A			216	5
*	magicJack VocalTec Ltd.			530	4
*	Boingo Wireless Inc.			520	4
	NTELOS Holdings Corp.			430	2
	Spark Energy Inc. Class A			96	1
					39,454
Total Common Stocks (Cost $645,525)					780,596

		Coupon
Temporary Cash Investments (0.8%)[1]
Money Market Fund (0.7%)
3,4	Vanguard Market Liquidity Fund	0.134%		5,924,960	5,925

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
5	Federal Home Loan Bank Discount Notes	0.105%	3/4/15	100	100
5,6	Federal Home Loan Bank Discount Notes	0.080%	5/8/15	300	300
5	Federal Home Loan Bank Discount Notes	0.080%	5/13/15	100	100
6,7	Freddie Mac Discount Notes	0.118%	7/31/15	100	100
					600
Total Temporary Cash Investments (Cost $6,525)					6,525
Total Investments (99.7%) (Cost $652,050)					787,121
Other Assets and Liabilities—Net (0.3%)[4]					2,589
Net Assets (100%)					789,710

Securities with a market value of less than $500 are displayed with a dash.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $62,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and -0.2%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $66,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $400,000 have been segregated as initial margin for open futures contracts.
7 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
REIT—Real Estate Investment Trust.

49

© 2015 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA18542 042015

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD SCOTTSDALE FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD SCOTTSDALE FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: April 16, 2015

VANGUARD SCOTTSDALE FUNDS

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: April 16, 2015

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number
2-17620, Incorporated by Reference.